UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 – March 31, 2007

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2007. The schedules have not been audited.

EQ Advisors Trust

Quarterly Report

March 31, 2007

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	495,608	$14,305,862
AXA Premier VIP Core Bond Portfolio‡	7,409,276	75,685,490
AXA Premier VIP High Yield Portfolio‡	3,711,677	21,377,156
AXA Premier VIP Large Cap Core Equity Portfolio‡	2,696,379	32,725,783
AXA Premier VIP Large Cap Value Portfolio‡	720,499	9,400,624
AXA Premier VIP Mid Cap Growth Portfolio‡	363,100	3,406,102
AXA Premier VIP Mid Cap Value Portfolio‡	816,594	8,576,052
EQ/AllianceBernstein Quality Bond Portfolio‡	5,691,404	57,732,948
EQ/AllianceBernstein Value Portfolio‡	3,445,124	56,588,505
EQ/Franklin Small Cap Value Portfolio‡	56,636	635,498
EQ/JPMorgan Core Bond Portfolio‡	273,520	3,039,542
EQ/Long Term Bond Portfolio‡	1,436,337	19,196,012
EQ/Marsico Focus Portfolio‡	2,390,844	40,268,323
EQ/Mercury Basic Value Equity Portfolio‡	3,477,986	60,071,357
EQ/Short Duration Bond Portfolio‡	5,404,143	54,655,836
EQ/Small Cap Value Portfolio‡	1,403,322	19,431,604
EQ/Small Company Index Portfolio‡	838,770	11,109,878

Total Investment Companies (99.9%) (Cost $472,616,109)		488,206,572

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau
4.79%, 4/2/07 (Amortized Cost $942,462)	$942,462	$942,462

Total Investments (100.1%) (Cost/Amortized Cost $473,558,571)		489,149,034
Other Assets Less Liabilities (-0.1%)		(280,195)

Net Assets (100%)		$488,868,839

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value March 31, 2007	Dividend Income	Realized Gain/ (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$14,965,128	$—	$633,150	$14,305,862	$—	$76,747
AXA Premier VIP Core Bond Portfolio	79,567,882	924,717	4,997,183	75,685,490	924,717	(105,345)
AXA Premier VIP High Yield Portfolio	20,392,812	1,500,000	1,116,191	21,377,156	—	(39,461)
AXA Premier VIP Large Cap Core Equity Portfolio	34,446,272	—	2,002,180	32,725,783	—	240,295
AXA Premier VIP Large Cap Value Portfolio	9,710,034	—	447,770	9,400,624	—	24,367
AXA Premier VIP Mid Cap Growth Portfolio	3,471,911	—	218,671	3,406,102	—	(25,063)
AXA Premier VIP Mid Cap Value Portfolio	8,666,890	—	528,157	8,576,052	—	(32,253)
EQ/AllianceBernstein Quality Bond Portfolio	60,024,355	—	3,247,295	57,732,948	—	(108,793)
EQ/AllianceBernstein Value Portfolio	61,982,610	—	4,991,546	56,588,505	—	577,115
EQ/Franklin Small Cap Value Portfolio	40,184	600,000	—	635,498	—	—
EQ/JPMorgan Core Bond Portfolio	—	3,000,000	—	3,039,542	—	—
EQ/Long Term Bond Portfolio	18,000,627	2,000,000	1,018,022	19,196,012		(49,980)
EQ/Marsico Focus Portfolio	43,992,768	—	3,233,572	40,268,323	—	460,655
EQ/Mercury Basic Value Equity Portfolio	64,086,404	—	4,420,210	60,071,357	—	504,300
EQ/Short Duration Bond Portfolio	56,819,385		2,900,682	54,655,836		61
EQ/Small Cap Value Portfolio	20,171,709	—	1,004,281	19,431,604	—	(53,242)
EQ/Small Company Index Portfolio	11,591,593	—	681,020	11,109,878	—	5,111

	$507,930,564	$8,024,717	$31,439,930	$488,206,572	$924,717	$1,474,514

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Investment Companies	$8,024,717
Net Proceeds of Sales and Redemptions:
Investment Companies	$33,914,444

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,934,039
Aggregate gross unrealized depreciation	(5,066,997)

Net unrealized appreciation	$14,867,042

Federal income tax cost of investments	$474,281,992

The Portfolio has a net capital loss carryforward of $29,818,238 of which $514,558 expires in the year 2009, $28,093,856 expires in the year 2010, and $1,209,824 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Canada Index Fund	3,050	$79,819
iShares MSCI EAFE Growth Index Fund	1,110	79,509
iShares MSCI EAFE Index Fund	19,460	1,485,771
iShares MSCI EAFE Value Index Fund	4,510	334,462
iShares MSCI France Index Fund	3,130	110,020
iShares MSCI Germany Index Fund	3,900	112,359
iShares MSCI Japan Index Fund	65,850	962,068
iShares MSCI Pacific ex-Japan Index Fund	2,880	387,187
iShares MSCI United Kingdom Index Fund	9,230	222,166
iShares S&P Europe 350 Index Fund	23,630	2,558,420
iShares S&P Latin America 40 Index Fund	530	94,340

Total Investment Companies (100.2%) (Cost $5,844,511)		6,426,121

	Principal Amount	Market Value
SHORT-TERM INVESTMENT:
Time Deposit (2.0%)
JPMorgan Chase Nassau
4.79%, 4/2/07 (Amortized Cost $124,929)	$124,929	$124,929

Total Investments (102.2%) (Cost/Amortized Cost $5,969,440)		6,551,050
Other Assets Less Liabilities (-2.2%)		(140,021)

Net Assets (100%)		$6,411,029

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,191,538
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$—

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$581,610
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$581,610

Federal income tax cost of investments	$5,969,440

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (0.5%)
Autoliv, Inc.	324,100	$18,509,351
BorgWarner, Inc.	218,900	16,509,438
Magna International, Inc., Class A	116,300	8,735,293

		43,754,082

Automobiles (0.3%)
DaimlerChrysler AG^	334,450	27,361,355

Diversified Consumer Services (1.0%)
Apollo Group, Inc., Class A*	2,075,657	91,121,342

Hotels, Restaurants & Leisure (1.2%)
McDonald’s Corp.	410,000	18,470,500
Wynn Resorts Ltd.^	917,112	86,997,244

		105,467,744

Leisure Equipment & Products (0.2%)
Mattel, Inc.	567,000	15,632,190

Media (4.2%)
CBS Corp., Class B	1,409,500	43,116,605
Comcast Corp., Class A*	2,545,200	66,047,940
Idearc, Inc.^	60,200	2,113,020
Interpublic Groupof Cos., Inc.*^	1,079,300	13,286,183
Time Warner, Inc.	4,714,100	92,962,052
Viacom, Inc., Class B*	584,400	24,024,684
Walt Disney Co.	889,900	30,639,257
XM Satellite Radio Holdings, Inc., Class A*^	8,555,694	110,539,567

		382,729,308

Multiline Retail (0.5%)
Dollar Tree Stores, Inc.*	109,000	4,168,160
Federated Department Stores, Inc.	601,800	27,111,090
Saks, Inc.	567,800	11,832,952

		43,112,202

Specialty Retail (0.9%)
Coldwater Creek, Inc.*^	676,800	13,725,504
Gap, Inc.	987,000	16,986,270
Home Depot, Inc.	954,600	35,072,004
Limited Brands, Inc.	282,200	7,354,132
Office Depot, Inc.*	339,500	11,930,030

		85,067,940

Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.	604,100	18,563,993
Polo Ralph Lauren Corp.	199,795	17,611,929
Under Armour, Inc., Class A*^	635,350	32,593,455
VF Corp.	102,100	8,435,502

		77,204,879

Total Consumer Discretionary		871,451,042

Consumer Staples (7.4%)
Beverages (1.1%)
Coca-Cola Co.	984,800	47,270,400
PepsiCo, Inc.	729,400	46,360,664

		93,631,064

Food & Staples Retailing (1.4%)
Kroger Co.	1,303,600	36,826,700
Safeway, Inc.	452,800	16,590,592
Wal-Mart Stores, Inc.	1,472,800	69,147,960

		122,565,252

Food Products (0.9%)
ConAgra Foods, Inc.	1,041,000	25,931,310
General Mills, Inc.	278,500	16,214,270
Kellogg Co.	446,800	22,978,924
Sara Lee Corp.	1,108,000	$18,747,360

		83,871,864

Household Products (2.3%)
Clorox Co.	133,800	8,521,722
Colgate-Palmolive Co.	388,400	25,941,236
Kimberly-Clark Corp.	227,000	15,547,230
Procter & Gamble Co.	2,515,300	158,866,348

		208,876,536

Tobacco (1.7%)
Altria Group, Inc.	1,771,000	155,511,510

Total Consumer Staples		664,456,226

Energy (8.3%)
Oil, Gas & Consumable Fuels (8.3%)
BP plc (ADR)	253,000	16,381,750
Chevron Corp.	2,193,700	162,246,052
ConocoPhillips	1,516,500	103,652,775
Exxon Mobil Corp.	5,613,800	423,561,210
Marathon Oil Corp.	337,800	33,384,774
Occidental Petroleum Corp.	82,200	4,053,282
Total S.A. (Sponsored ADR)	111,000	7,745,580

Total Energy		751,025,423

Financials (23.0%)
Capital Markets (2.5%)
Ameriprise Financial, Inc.	102,100	5,833,994
Goldman Sachs Group, Inc.	47,300	9,773,599
Merrill Lynch & Co., Inc.	1,055,400	86,194,518
Morgan Stanley	723,600	56,990,736
TD Ameritrade Holding Corp.*	4,097,133	60,965,339
Waddell & Reed Financial, Inc.	378,900	8,835,948

		228,594,134

Commercial Banks (3.6%)
Comerica, Inc.	443,700	26,231,544
KeyCorp.	912,900	34,206,363
National City Corp.^	857,800	31,953,050
SunTrust Banks, Inc.	304,900	25,318,896
U.S. Bancorp.	1,527,500	53,416,675
Wachovia Corp.	1,227,400	67,568,370
Wells Fargo & Co.	2,595,500	89,363,065

		328,057,963

Consumer Finance (0.3%)
American Express Co.	510,000	28,764,000

Diversified Financial Services (10.0%)
Bank of America Corp.	3,930,200	200,518,804
Chicago Mercantile Exchange Holdings, Inc., Class A	151,295	80,558,536
Citigroup, Inc.	5,123,100	263,019,954
International Securities Exchange Holdings, Inc.^	1,548,590	75,571,192
JPMorgan Chase & Co.	3,611,000	174,700,180
Nasdaq Stock Market, Inc.*^	2,354,135	69,235,110
NYSE Group, Inc.*^	361,785	33,917,344

		897,521,120

Insurance (4.3%)
ACE Ltd.	268,900	15,343,434
Allstate Corp.	68,400	4,108,104
American International Group, Inc.	2,435,800	163,734,476
Genworth Financial, Inc., Class A	837,300	29,255,262
Hartford Financial Services Group, Inc.	442,400	42,284,592
MetLife, Inc.	602,400	38,041,560
PartnerReinsurance Ltd.^	120,300	8,245,362
RenaissanceReinsurance Holdings Ltd.	335,400	16,816,956

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Travelers Cos., Inc.	730,400	$37,812,808
Unum Group	439,500	10,121,685
XL Capital Ltd., Class A	232,700	16,279,692

		382,043,931

Real Estate Management & Development (0.4%)
Move, Inc.*^	6,466,160	35,822,526

Thrifts & Mortgage Finance (1.9%)
Astoria Financial Corp.^	925,500	24,609,045
Countrywide Financial Corp.	500,000	16,820,000
Fannie Mae	1,308,000	71,390,640
Freddie Mac	524,100	31,178,709
Washington Mutual, Inc.	691,450	27,920,751

		171,919,145

Total Financials		2,072,722,819

Health Care (10.8%)
Biotechnology (2.5%)
Alnylam Pharmaceuticals, Inc.*^	919,850	16,557,300
Amgen, Inc.*	544,600	30,432,248
Applera Corp.- Celera Group*^‡	4,683,932	66,511,834
Genentech, Inc.*	405,603	33,308,118
MedImmune, Inc.*	487,435	17,737,760
Myriad Genetics, Inc.*^	676,250	23,303,575
Vertex Pharmaceuticals, Inc.*	1,497,950	42,002,518

		229,853,353

Health Care Equipment & Supplies (0.5%)
Given Imaging Ltd.*^	719,950	15,550,920
Medtronic, Inc.	525,900	25,800,654

		41,351,574

Health Care Providers & Services (0.6%)
AmerisourceBergen Corp.	386,200	20,372,050
UnitedHealth Group, Inc.	557,700	29,541,369

		49,913,419

Life Sciences Tools & Services (2.0%)
Affymetrix, Inc.*^‡	3,746,164	112,647,152
Applera Corp.- Applied Biosystems Group	2,306,937	68,216,127

		180,863,279

Pharmaceuticals (5.2%)
Abbott Laboratories	677,800	37,821,240
Eli Lilly & Co.	492,500	26,452,175
Johnson & Johnson	1,292,600	77,892,076
Merck & Co., Inc.	2,360,200	104,250,034
Pfizer, Inc.	7,641,800	193,031,868
Wyeth	580,900	29,062,427

		468,509,820

Total Health Care		970,491,445

Industrials (6.7%)
Aerospace & Defense (1.3%)
Boeing Co.	662,000	58,858,420
Northrop Grumman Corp.	356,900	26,489,118
United Technologies Corp.	445,300	28,944,500

		114,292,038

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	486,500	34,103,650

Airlines (0.1%)
Continental Airlines, Inc., Class B*^	286,300	10,418,457

Commercial Services & Supplies (0.8%)
Avery Dennison Corp.	243,000	15,615,180
Monster Worldwide, Inc.*	1,209,560	57,296,857

		72,912,037

Electrical Equipment (0.1%)
Cooper Industries Ltd., Class A	193,400	$8,701,066
Genlyte Group, Inc.*^	44,000	3,104,200

		11,805,266

Industrial Conglomerates (3.5%)
3M Co.	335,700	25,657,551
General Electric Co.	7,126,100	251,978,896
Textron, Inc.	72,600	6,519,480
Tyco International Ltd.	875,100	27,609,405

		311,765,332

Machinery (0.5%)
Eaton Corp.	226,800	18,951,408
SPX Corp.	368,900	25,896,780

		44,848,188

Road & Rail (0.0%)
CSX Corp.	136,200	5,454,810

Total Industrials		605,599,778

Information Technology (24.9%)
Communications Equipment (6.0%)
Ciena Corp.*^	1,078,250	30,137,087
Cisco Systems, Inc.*	2,809,800	71,734,194
JDS Uniphase Corp.*^	9,632,320	146,700,234
Juniper Networks, Inc.*	7,442,522	146,468,833
Nokia Oyj (ADR)*	144,400	3,309,648
QUALCOMM, Inc.	3,237,380	138,106,631
Tellabs, Inc.*	328,500	3,252,150

		539,708,777

Computers & Peripherals (3.4%)
Apple Inc.*	409,850	38,079,163
Dell, Inc.*	1,068,900	24,809,169
Hewlett-Packard Co.	1,511,000	60,651,540
International Business Machines Corp.	840,400	79,216,104
Network Appliance, Inc.*	1,639,898	59,889,075
Sun Microsystems, Inc.*	6,469,900	38,884,099

		301,529,150

Electronic Equipment & Instruments (1.3%)
Agilent Technologies, Inc.*	500,750	16,870,267
Arrow Electronics, Inc.*	272,600	10,290,650
Celestica, Inc. *^	352,700	2,162,051
Flextronics International Ltd.*	1,282,575	14,031,371
Itron, Inc.*^	915,600	59,550,624
Sanmina-SCI Corp.*	1,685,450	6,101,329
Solectron Corp.*	3,426,500	10,793,475

		119,799,767

Internet Software & Services (1.6%)eBay, Inc.*	1,295,339	42,940,488
Google, Inc., Class A*	110,850	50,787,036
Yahoo!, Inc.*	1,571,031	49,157,560

		142,885,084

IT Services (0.1%)
Accenture Ltd., Class A	139,300	5,368,622
Electronic Data Systems Corp.	246,300	6,817,584

		12,186,206

Semiconductors & Semiconductor Equipment (6.7%)
Advanced Micro Devices, Inc.*^	9,573,566	125,030,772
Applied Materials, Inc.	2,132,950	39,075,644
Broadcom Corp., Class A*	2,705,179	86,755,091
FormFactor, Inc.*^	676,800	30,286,800
Intel Corp.	2,706,900	51,782,997
International Rectifier Corp.*^	1,416,250	54,114,912
KLA-Tencor Corp.	2,076,709	110,730,124
Lam Research Corp.*	958,200	45,361,188

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Silicon Laboratories, Inc.*	2,130,204	$63,735,704

		606,873,232

Software (5.8%)
Adobe Systems, Inc.*	791,481	33,004,758
Microsoft Corp.	4,746,700	132,290,529
NAVTEQ Corp.*^	3,974,464	137,119,008
Nuance Communications, Inc.*^	1,672,950	25,612,864
Oracle Corp.*	1,953,200	35,411,516
Red Hat, Inc.*^	4,328,610	99,255,027
Salesforce.com, Inc.*^	1,445,135	61,880,681

		524,574,383

Total Information Technology		2,247,556,599

Materials (1.9%)
Chemicals (1.0%)
Dow Chemical Co.	165,700	7,599,002
E.I. du Pont de Nemours & Co.	78,200	3,865,426
Hercules, Inc.*	5,500	107,470
Lubrizol Corp.	307,700	15,855,781
Monsanto Co.	592,468	32,562,041
PPG Industries, Inc.	360,200	25,325,662

		85,315,382

Containers & Packaging (0.7%)
Crown Holdings, Inc.*	518,700	12,687,402
Owens-Illinois, Inc.*	703,800	18,136,926
Smurfit-Stone Container Corp.*	833,300	9,382,958
Temple-Inland, Inc.	396,500	23,686,910

		63,894,196

Metals & Mining (0.2%)
Arcelor Mittal, Class A (N.Y. Shares)^	389,000	20,574,210

Total Materials		169,783,788

Telecommunication Services (5.8%)
Diversified Telecommunication Services (5.1%)
AT&T, Inc.	3,608,993	142,302,594
Embarq Corp.	98,193	5,533,176
Level 3 Communications, Inc.*^	19,991,605	121,948,790
NeuStar, Inc., Class A*^	2,187,786	62,220,634
Verizon Communications, Inc.	3,330,400	126,288,768

		458,293,962

Wireless Telecommunication Services (0.7%)
American Tower Corp., Class A*	210,000	8,179,500
Crown Castle International Corp.*	480,300	15,432,039
Sprint Nextel Corp.	1,963,850	37,234,596

		60,846,135

Total Telecommunication Services		519,140,097

Utilities (0.8%)
Electric Utilities (0.4%)
Allegheny Energy, Inc.*	372,600	18,309,564
Entergy Corp.	140,735	14,765,916

		33,075,480

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	1,529,015	32,904,403
TXU Corp.	63,900	4,095,990

		37,000,393

Total Utilities		70,075,873

Total Common Stocks (99.3%) (Cost $7,808,907,778)		8,942,303,090

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (12.6%)
Allstate Life Global Funding Trusts
5.31%, 4/30/08 (l)	$4,000,000	$4,000,000
American Express Credit Corp.
5.32%, 6/12/07 (l)	10,000,000	10,000,000
Bank of Ireland
5.38%, 12/29/08 (l)	19,998,334	19,998,334
Bank of Montreal/Chicago
5.35%, 3/12/09 (l)	15,000,000	15,000,000
Bayerische Landesbank N.Y.
5.37%, 4/30/08 (l)	50,000,000	50,000,000
Bear Stearns Cos., Inc.
5.38%, 9/28/07 (l)	15,000,000	15,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	10,000,000	10,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	6,000,000	6,000,000
CC USA, Inc.
5.37%, 1/14/08 (l)	12,000,000	12,000,000
5.37%, 3/10/08 (l)	7,998,315	7,998,315
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	25,000,000	25,000,000
Citigroup Global Markets, Inc.
5.51%, 4/6/07 (l)	27,000,000	27,000,000
Comerica Bank
5.35%, 3/16/09 (l)	9,998,794	9,998,794
Commonwealth Bank of Australia
5.32%, 4/30/08 (l)	15,000,000	15,000,000
Concord Minutemen C.C. LLC., Series C
5.31%, 4/3/07	24,893,465	24,893,465
Deutsche Bank Securities, Inc., Repurchase Agreement
5.40%, 4/2/07 (r)	400,000,000	400,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	10,000,000	10,000,000
Fifth Third Bancorp
5.32%, 4/30/08 (l)	1,999,982	1,999,982
Five Finance, Inc.
5.38%, 6/19/08 (l)	19,995,196	19,995,196
General Electric Capital Corp.
5.42%, 4/30/08 (l)	25,000,000	25,000,000
Goldman Sachs Group, Inc.
5.60%, 12/28/07 (l)	10,000,000	10,000,000
5.37%, 4/30/08 (l)	5,000,000	5,000,000
5.56%, 4/30/08 (l)	10,000,000	10,000,000
5.59%, 4/30/08 (l)	15,000,000	15,000,000
K2 (USA) LLC
5.38%, 1/24/08 (l)	11,999,422	11,999,422
5.39%, 2/15/08 (l)	5,998,500	5,998,500
Lehman Brothers Bankhaus AG
5.34%, 12/11/07 (l)	17,000,000	17,000,000
Lehman Holdings
5.56%, 3/31/09 (l)	10,000,000	10,000,000
MassMutual Global Funding II
5.40%, 3/26/10 (l)	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
5.36%, 8/22/07 (l)	15,000,000	15,000,000
Merrill Lynch Mortgage Capital, Inc.
5.54%, 5/8/07 (l)	25,000,000	25,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	20,000,000	20,000,000
Morgan Stanley
5.47%, 4/30/08 (l)	20,000,000	20,000,000
5.62%, 4/30/08 (l)	20,000,000	20,000,000

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	$11,000,000	$11,000,000
National City Bank/Ohio
5.36%, 12/5/07 (l)	9,999,456	9,999,456
New York Life Global Funding
5.33%, 3/27/09 (l)	25,000,000	25,000,000
New York Life Insurance Co.
5.39%, 6/29/07 (l)	20,000,000	20,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	57,769,720	57,769,720
Park Sienna LLC
5.30%, 5/4/07	28,448,875	28,448,875
Pricoa Global Funding I
5.37%, 9/22/08 (l)	20,000,000	20,000,000
Transamerica Occidental Life Insurance Co.
5.47%, 3/28/08 (l)	30,000,000	30,000,000
United of Omaha Life Insurance Co.
5.40%, 5/31/07 (l)	12,500,000	12,500,000
Wells Fargo & Co.
5.55%, 3/27/09 (l)	15,000,000	15,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		1,133,600,059

Time Deposit (0.5%)
JPMorgan Chase Nassau
4.79%, 4/2/07	$46,079,434	$46,079,434

Total Short-Term Investments (13.1%) (Amortized Cost $1,179,679,493)		1,179,679,493

Total Investments (112.4%) (Cost/Amortized Cost $8,988,587,271)		10,121,982,583
Other Assets Less Liabilities (-12.4%)		(1,120,144,770)

Net Assets (100%)		$9,001,837,813

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

At March 31, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/07	Unrealized (Depreciation)
S&P 500 Index	18	June-07	$6,480,000	$6,440,400	$(39,600)

Investments in companies which were affiliates for the three months ended March 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value March 31, 2007	Dividend Income	Realized Loss
Affymetrix, Inc.	$129,168,722	$—	$54,444,178	$112,647,152	$—	$(5,893,179)
Applera Corp. - Celera Group	58,368,476	7,346,992	—	66,511,834	—	—

	$187,537,198	$7,346,992	$54,444,178	$179,158,986	$—	$(5,893,179)

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$593,242,672
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$897,569,679

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,592,113,194
Aggregate gross unrealized depreciation	(500,126,831)

Net unrealized appreciation	$1,091,986,363

Federal income tax cost of investments	$9,029,996,220

At March 31, 2007, the Portfolio had loaned securities with a total value of $1,111,800,318. This was secured by collateral of $1,133,600,059 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $446 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,376,560,488 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Hotels, Restaurants & Leisure (1.0%)
McDonald’s Corp.	723,800	$32,607,190

Household Durables (0.5%)
Fortune Brands, Inc.^	179,800	14,171,836

Media (5.9%)
Idearc, Inc.^	79,245	2,781,499
News Corp., Class A^	3,061,000	70,770,320
Time Warner, Inc.^	3,906,300	77,032,236
Viacom, Inc., Class B*	849,600	34,927,056

		185,511,111

Specialty Retail (1.8%)
Best Buy Co., Inc.	157,900	7,692,888
Home Depot, Inc.	677,300	24,884,002
Lowe’s Cos., Inc.	724,400	22,811,356

		55,388,246

Total Consumer Discretionary		287,678,383

Consumer Staples (10.0%)
Beverages (1.7%)
PepsiCo, Inc.	840,200	53,403,112

Household Products (4.6%)
Procter & Gamble Co.	2,283,900	144,251,124

Tobacco (3.7%)
Altria Group, Inc.	1,026,100	90,101,841
Loews Corp.- Carolina Group	344,400	26,040,084

		116,141,925

Total Consumer Staples		313,796,161

Energy (10.0%)
Energy Equipment & Services (2.1%)
BJ Services Co.^	954,900	26,641,710
GlobalSantaFe Corp.^	106,600	6,575,088
Nabors Industries Ltd.*^	1,104,200	32,761,614

		65,978,412

Oil, Gas & Consumable Fuels (7.9%)
BP plc (ADR)^	462,600	29,953,350
Chevron Corp.	438,500	32,431,460
ConocoPhillips	513,200	35,077,220
Exxon Mobil Corp.	1,339,400	101,057,730
Noble Energy, Inc.^	788,292	47,021,618

		245,541,378

Total Energy		311,519,790

Financials (31.5%)
Capital Markets (5.9%)
Goldman Sachs Group, Inc.	189,800	39,218,374
Lehman Brothers Holdings, Inc.^	553,100	38,755,717
Merrill Lynch & Co., Inc.	742,900	60,672,643
Northern Trust Corp.^	769,500	46,277,730

		184,924,464

Commercial Banks (2.9%)
Wachovia Corp.	519,100	28,576,455
Wells Fargo & Co.^	1,801,800	62,035,974

		90,612,429

Diversified Financial Services (12.3%)
Bank of America Corp.	1,990,123	101,536,076
Citigroup, Inc.	2,594,198	133,186,125
JPMorgan Chase & Co.	3,104,376	150,189,711

		384,911,912

Insurance (8.1%)
ACE Ltd.	1,419,600	81,002,376
Allstate Corp.	200,000	12,012,000
American International Group, Inc.	1,804,800	121,318,656
Axis Capital Holdings Ltd.	953,300	$32,278,738
MetLife, Inc.	85,100	5,374,065

		251,985,835

Thrifts & Mortgage Finance (2.3%)
Fannie Mae	1,344,800	73,399,184

Total Financials		985,833,824

Health Care (14.2%)
Health Care Equipment & Supplies (1.0%)
Becton, Dickinson & Co.	422,500	32,486,025

Health Care Providers & Services (7.5%)
Aetna, Inc.	299,600	13,119,484
Medco Health Solutions, Inc.*	517,000	37,498,010
UnitedHealth Group, Inc.	1,285,200	68,077,044
WellPoint, Inc.*	1,444,300	117,132,730

		235,827,268

Pharmaceuticals (5.7%)
Eli Lilly & Co.	876,900	47,098,299
Merck & Co., Inc.	607,000	26,811,190
Pfizer, Inc.	1,020,800	25,785,408
Wyeth	1,543,100	77,201,293

		176,896,190

Total Health Care		445,209,483

Industrials (5.6%)
Aerospace & Defense (1.5%)
United Technologies Corp.	717,900	46,663,500

Electrical Equipment (1.8%)
Emerson Electric Co.	1,312,400	56,551,316

Industrial Conglomerates (1.9%)
General Electric Co.	1,682,800	59,503,808

Road & Rail (0.4%)
Union Pacific Corp.	131,900	13,394,445

Total Industrials		176,113,069

Information Technology (10.9%)
Communications Equipment (1.6%)
Cisco Systems, Inc.*	766,800	19,576,404
Motorola, Inc.	243,000	4,293,810
QUALCOMM, Inc.	614,100	26,197,506

		50,067,720

Computers & Peripherals (3.8%)
International Business Machines Corp.	924,900	87,181,074
Sun Microsystems, Inc.*	5,337,000	32,075,370

		119,256,444

IT Services (0.6%)
Accenture Ltd., Class A^	309,600	11,931,984
Fiserv, Inc.*^	147,800	7,842,268

		19,774,252

Semiconductors & Semiconductor Equipment (1.9%)
Applied Materials, Inc.^	3,142,800	57,576,096

Software (3.0%)
Citrix Systems, Inc.*^	297,200	9,519,316
Microsoft Corp.	3,031,800	84,496,266

		94,015,582

Total Information Technology		340,690,094

Materials (3.7%)
Chemicals (3.5%)
Air Products & Chemicals, Inc.^	1,066,100	78,774,129
E.I. du Pont de Nemours & Co.	609,300	30,117,699

		108,891,828

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.2%)
Alcoa, Inc.	242,400	$8,217,360

Total Materials		117,109,188

Telecommunication Services (4.5%)
Diversified Telecommunication Services (4.5%)
AT&T, Inc.	2,120,532	83,612,577
Verizon Communications, Inc.	1,487,200	56,394,624

Total Telecommunication Services		140,007,201

Utilities (0.1%)
Independent Power Producers & Energy Traders (0.1%)
Dynegy, Inc., Class A*^	278,373	2,577,734

Total Utilities		2,577,734

Total Common Stocks (99.7%) (Cost $2,586,986,470)		3,120,534,927

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.5%)
Calyon/New York
5.37%, 10/14/08 (l)	$9,996,453	9,996,453
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	3,000,000	3,000,000
CC USA, Inc.
5.39%, 2/12/09 (l)	9,992,841	9,992,841
Deutsche Bank Securities, Inc., Repurchase Agreement
5.40%, 4/2/07 (r)	50,000,000	50,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	2,000,000	2,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	$2,000,000	$2,000,000
MBIA Global Funding LLC
5.37%, 9/25/08 (l)	7,500,000	7,500,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	17,604,989	17,604,989
SLM Corp.
5.43%, 3/27/09 (l)	5,004,114	5,004,114

Total Short-Term Investments of Cash Collateral for Securities Loaned		108,098,397

Time Deposit (0.2%)
JPMorgan Chase Nassau
4.79%, 4/2/07	7,537,640	7,537,640

Total Short-Term Investments (3.7%) (Amortized Cost $115,636,037)		115,636,037

Total Investments (103.4%) (Cost/Amortized Cost $2,702,622,507)		3,236,170,964
Other Assets Less Liabilities (-3.4%)		(105,996,079)

Net Assets (100%)		$3,130,174,885

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$213,033,373
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$261,849,183

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$542,540,049
Aggregate gross unrealized depreciation	(14,965,101)

Net unrealized appreciation	$527,574,948

Federal income tax cost of investments	$2,708,596,016

At March 31, 2007, the Portfolio had loaned securities with a total value of $104,861,507. This was secured by collateral of $108,098,397 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (14.4%)
Asset-Backed Securities (0.4%)
DB Master Finance LLC, Series 06-1 A2
5.779%, 6/20/31 §	$1,605,000	$1,632,795
Libertas Preferred Funding Ltd., Series 07-3A 2
6.005%, 4/9/47 (l)	1,650,000	1,620,053

		3,252,848

Non-Agency CMO (14.0%)
Adjustable Rate Mortgage Trust, Series 05-4 3A1
4.985%, 8/25/35 (l)	3,117,052	3,085,276
Bear Stearns Alt-A Trust, Series 06-3 22A1
6.225%, 5/25/36 (l)	2,873,467	2,920,691
Series 07-1 21A1
5.750%, 1/25/47 (l)	3,474,227	3,505,745
Citigroup Commercial Mortgage Trust, Series 04-C1 A4
5.356%, 4/15/40 (l)	2,335,000	2,358,595
Citigroup Mortgage Loan Trust, Inc., Series 05-2 1A4
5.108%, 5/25/35 (l)	3,202,623	3,172,260
Countrywide Alternative Loan Trust, Series 05-59 2X
2.464%, 11/20/35 IO (l)	16,370,460	594,739
Series 06-J8 A2
6.000%, 2/25/37	3,460,784	3,497,757
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-HYB4 2A1
5.820%, 6/20/36 (l)	4,200,890	4,254,871
CS First Boston Mortgage Securities Corp., Series 01-CP4 ACP
1.090%, 12/15/35 IO §(l)	128,000,000	575,872
Series 04-C1 A4
4.750%, 1/15/37	1,875,000	1,819,434
Greenpoint Mortgage Funding Trust, Series 05-AR5 4X1
1.100%, 11/25/45 IO (l)	14,808,840	261,465
Series 05-AR5 4X2
0.850%, 11/25/45 IO (l)	6,966,000	91,429
Series 06-AR2 4A1
6.983%, 3/25/36 (l)	3,269,043	3,348,742
Indymac INDA Mortgage Loan Trust, Series 06-AR2 1A1
6.012%, 9/25/36 (l)	4,644,722	4,711,727
Indymac Index Mortgage Loan Trust, Series 06-AR7 4A1
6.252%, 5/25/36 (l)	2,074,539	2,112,040
J.P. Morgan Alternative Loan Trust, Series 06-A2 4A1
6.343%, 5/25/36 (l)	3,014,423	3,072,015
Series 06-A3 2A1
6.073%, 7/25/36	3,113,976	3,150,635
Series 06-A4 A1
5.950%, 9/25/36 (l)	3,218,151	3,257,726
JP Morgan Chase Commercial Mortgage Securities Corp., Series 06-CB15 A4
5.814%, 6/12/43^ (l)	1,715,000	1,769,352
JP Morgan Mortgage Trust, Series 06-A4 1A1
5.839%, 6/25/36 (l)	3,127,782	3,165,732
LB-UBS Commercial Mortgage Trust, Series 03-C3 A4
4.166%, 5/15/32	$2,425,000	$2,294,734
Series 04-C2 A4
4.367%, 3/15/36^	1,940,000	1,839,778
Series 05-C7 XCL
0.083%, 11/15/40 § IO (l)	82,003,700	780,060
Series 06-C4 A4
5.899%, 6/15/38 (l)	1,700,000	1,772,922
Series 06-C6 XCL
0.069%, 9/15/39 IO § (l)	90,588,302	1,781,174
Merrill Lynch Mortgage Investors, Inc., Series 05-A9 2A1A
5.152%, 12/25/35 (l)	3,327,446	3,299,604
Merrill Lynch Mortgage Trust, Series 04-BPC1 A5
4.855%, 10/12/41 (l)	2,160,000	2,101,236
Series 04-KEY2 A4
4.864%, 8/12/39 (l)	2,755,000	2,685,374
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 06-2 A4
5.910%, 6/12/46 (l)	1,025,000	1,068,464
Morgan Stanley Mortgage Loan Trust, Series 06-11 1A2
6.354%, 8/25/36 (l)	2,010,000	2,028,784
RESI Finance LP, Series 03-C B3
6.720%, 9/10/35 § (l)	7,582,620	7,708,916
Residential Accredit Loans, Inc., Series 07-QS1 1A1
6.000%, 1/25/37	3,510,939	3,543,646
Residential Asset Mortgage Products, Inc., Series 04-SL2 A2
6.500%, 10/25/31	2,433,654	2,476,573
Series 04-SL3 A3
7.500%, 12/25/31	1,399,134	1,487,473
Series 04-SL4 A4
7.000%, 7/25/32	1,562,352	1,608,422
Residential Funding Mortgage Security I, Inc., Series 05-SA3 3A
5.236%, 8/25/35 (l)	3,145,520	3,144,312
Structured Asset Mortgage Investments, Inc., Series 05-AR7 5X1
1.420%, 3/25/46 IO (l)	4,292,083	118,032
Structured Asset Securities Corp., Series 06-RM1 AIO
5.000%, 8/25/46 § IO	5,442,649	1,182,089
Wachovia Bank Commercial Mortgage Trust, Series 07-C30 A3
5.246%, 12/15/43	3,500,000	3,504,585
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR11 A4
5.529%, 8/25/36 (l)	2,723,211	2,707,778

		97,860,059

Total Asset-Backed and Mortgage-Backed Securities		101,112,907

Government Securities (84.8%)
Agency CMO (2.2%)
Federal Home Loan Mortgage Corp.
5.000%, 8/1/35 IO	14,251,936	3,345,569
5.000%, 12/1/34 IO	5,067,593	1,202,361
Federal National Mortgage Association
5.000%, 2/1/18 IO	2,013,470	326,227
5.000%, 7/1/18 IO	13,286,962	2,127,216

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 4/1/19 IO	$1,115,782	$194,874
5.000%, 7/1/33 IO	10,390,375	2,363,906
5.000%, 8/1/34 IO	6,076,430	1,445,383
5.000%, 3/1/35 IO	14,356,436	3,367,674
6.000%, 5/25/36 IO	2,566,971	515,213
Government National Mortgage Association
0.473%, 11/16/45 IO (l)	6,486,706	366,577

		15,255,000

U.S. Government Agencies (37.3%)
Federal Home Loan Mortgage Corp.
4.750%, 11/3/09^	6,670,000	6,655,273
4.214%, 4/1/35 (l)	3,779,370	3,725,298
4.584%, 4/1/35 (l)	720,374	721,472
4.674%, 6/1/35 (l)	1,462,528	1,459,065
4.230%, 10/1/35 (l)	962,931	961,117
5.736%, 5/1/36 (l)	857,077	865,487
5.792%, 12/1/36 (l)	5,003,060	5,060,075
5.973%, 1/1/37 (l)	20,000,000	20,286,370
5.805%, 2/1/37 (l)	4,465,000	4,519,097
7.000%, 2/1/37	13,253,717	13,664,522
5.903%, 3/1/37 (l)	6,150,000	6,228,384
Federal National Mortgage Association
4.427%, 8/1/34 (l)	892,667	907,643
4.111%, 11/1/34 (l)	965,941	971,968
5.500%, 2/1/35	9,434,171	9,351,396
4.693%, 5/1/35 (l)	972,513	973,281
4.807%, 7/1/35 (l)	1,750,721	1,748,037
4.822%, 7/1/35 (l)	837,386	838,464
4.179%, 9/1/35 (l)	546,927	550,885
4.461%, 1/1/36 (l)	811,370	824,055
5.500%, 1/1/36	6,884,678	6,819,696
6.905%, 1/1/36 (l)	1,377,316	1,417,535
5.801%, 3/1/36 (l)	2,649,802	2,687,488
5.577%, 4/1/36 (l)	1,135,411	1,142,795
5.500%, 5/1/36	51,467,558	50,981,771
5.997%, 5/1/36 (l)	1,175,665	1,193,664
5.925%, 6/1/36 (l)	1,787,726	1,809,610
5.928%, 6/1/36 (l)	359,454	362,150
6.500%, 9/1/36	10,735,283	10,951,337
5.000%, 12/1/36	3,357,425	3,243,691
5.702%, 12/1/36 (l)	8,661,081	8,730,761
6.500%, 1/1/37	2,912,976	2,971,601
6.500%, 4/25/37 TBA	27,800,000	28,356,000
Government National Mortgage Association
9.000%, 12/15/09	637,729	652,392
5.500%, 7/15/33	8,704,391	8,669,062
5.500%, 1/15/36	3,566,909	3,547,737
5.500%, 3/15/36	6,292,905	6,259,081
5.500%, 4/15/36	7,289,768	7,250,586
5.500%, 4/20/36	19,898,224	19,760,235
5.500%, 5/15/36	2,319,374	2,306,908
5.500%, 6/15/36	2,562,781	2,549,006
5.500%, 11/15/36	4,752,760	4,727,215
5.500%, 12/15/36	4,638,548	4,613,616

		261,315,826

U.S. Treasuries (45.3%)
U.S. Treasury Bonds
8.750%, 5/15/17^	6,275,000	8,295,255
U.S. Treasury Notes
3.625%, 1/15/10^	26,110,000	25,482,759
4.000%, 3/15/10^	30,280,000	29,836,459
5.750%, 8/15/10^	18,000,000	18,678,510
4.625%, 8/31/11^	32,300,000	32,418,606
4.375%, 8/15/12^	31,500,000	31,301,896
3.625%, 5/15/13^	23,105,000	21,976,829
4.000%, 2/15/14^	16,000,000	15,435,008
4.750%, 5/15/14^	$10,520,000	$10,614,922
4.250%, 8/15/15^	15,110,000	14,705,687
4.500%, 11/15/15^	24,560,000	24,309,611
5.125%, 5/15/16^	6,740,000	6,968,789
4.875%, 8/15/16^	51,650,000	52,469,117
4.625%, 11/15/16^	24,570,000	24,498,010

		316,991,458

Total Government Securities		593,562,284

Total Long-Term Debt Securities (99.2%) (Cost $693,986,512)		694,675,191

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (19.7%)
Bear Stearns Cos., Inc.
5.54%, 4/6/07 (l)	6,000,000	6,000,000
5.38%, 9/28/07 (l)	5,000,000	5,000,000
Calyon/New York
5.37%, 10/14/08 (l)	9,996,453	9,996,453
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	5,000,000	5,000,000
Citigroup Global Markets, Inc.
5.51%, 4/6/07 (l)	22,100,000	22,100,000
Dexia Credit Local de France
5.34%, 4/13/07 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.58%, 3/28/08 (l)	10,000,000	10,000,000
5.56%, 4/30/08 (l)	5,000,000	5,000,000
Lehman Holdings
5.56%, 3/31/09 (l)	10,000,000	10,000,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	5,000,000	5,000,000
Morgan Stanley
5.62%, 4/30/08 (l)	10,000,000	10,000,000
New York Life Insurance Co.
5.39%, 6/29/07 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	9,447,898	9,447,898
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	19,998,552	19,998,552

Total Short-Term Investments of Cash Collateral for Securities Loaned		137,542,903

Time Deposit (7.1%)
JPMorgan Chase Nassau
4.79%, 4/2/07	49,811,902	49,811,902

Total Short-Term Investments (26.8%) (Amortized Cost $187,354,805)		187,354,805

Total Investments (126.0%) (Cost/Amortized Cost $881,341,317)		882,029,996
Other Assets Less Liabilities (-26.0%)		(182,131,458)

Net Assets (100%)		$699,898,538

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $13,660,906 or 1.95% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO    —    Collateralized Mortgage Obligation

IO         —    Interest only

TBA     —    Security is subject to delayed delivery.

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$243,346,214
Long-term U.S. Treasury securities	80,012,807

$323,359,021

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$202,516,391
Long-term U.S. Treasury securities	129,955,169

$332,471,560

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,886,638
Aggregate gross unrealized depreciation	(3,197,959)

Net unrealized appreciation	$688,679

Federal income tax cost of investments	$881,341,317

At March 31, 2007, the Portfolio had loaned securities with a total value of $312,477,308. This was secured by collateral of $137,542,903 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $181,200,004 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $30,436,976, of which $8,292,448 expires in the year 2012, $5,673,454 expires in the year 2013, and $16,471,074 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.7%)
Aristocrat Leisure Ltd.^	236,463	$3,137,684
Coles Group Ltd.	57,800	759,947
Macquarie Airports	2,648,811	8,551,180
Macquarie Bank Ltd.^	477,292	31,956,143
National Australia Bank Ltd.	361,600	11,819,851
QBE Insurance Group Ltd.	1,700,343	43,391,077
Suncorp-Metway Ltd.^	141,285	2,377,725
Zinifex Ltd.^	892,500	11,395,081

		113,388,688

Austria (0.4%)
OMV AG	193,700	12,200,258

Belgium (1.0%)
Fortis	504,900	23,060,152
KBC Groep N.V.	56,535	7,031,880

		30,092,032

Brazil (1.1%)
Cia de Bebidas das Americas (Preference ADR)^	161,000	8,848,560
Cia Vale do Rio Doce (ADR)	680,100	25,156,899

		34,005,459

Canada (1.6%)
Gerdau Ameristeel Corp.	1,037,100	12,288,894
ING Canada, Inc.	128,600	5,766,671
Nexen, Inc.	181,217	11,100,621
Teck Cominco Ltd., Class B^	130,700	9,112,207
TELUS Corp. (Non-Voting)	207,699	10,366,060

		48,634,453

China (0.7%)
China Construction Bank Corp., Class H^§	12,002,000	6,866,186
China Shenhua Energy Co., Ltd., Class H^	6,519,000	15,768,746

		22,634,932

Finland (0.7%)
Nokia Oyj*^	940,293	21,642,438

France (10.6%)
Accor S.A.	243,890	23,307,765
Air France-KLM^	74,700	3,407,760
BNP Paribas	243,400	25,423,157
Cap Gemini S.A.^	416,812	31,731,936
Cie Generale d’Optique Essilor International S.A.^	198,471	22,800,964
Compagnie Generale des Etablissements Michelin, Class B	154,900	17,106,338
Credit Agricole S.A.^	449,628	17,532,552
France Telecom S.A.	418,400	11,049,841
Groupe Danone^	86,805	14,181,720
Renault S.A.^	250,200	29,261,808
Sanofi-Aventis^	276,555	24,050,283
Societe Generale^	163,695	28,289,592
Total S.A.	469,228	32,876,616
Vinci S.A.^	273,651	42,411,887

		323,432,219

Germany (7.0%)
Allianz SE (Registered)	70,500	14,476,012
BASF AG	231,300	26,041,012
Bayer AG^	506,664	32,379,409
Continental AG	15,218	1,967,031
Deutsche Lufthansa AG (Registered)	769,200	20,889,803
Deutsche Telekom AG (Registered)	354,600	$5,864,312
E.ON AG^	190,600	25,914,512
Epcos AG	270,900	4,729,795
Merck KGaA	168,338	21,704,869
Muenchener Rueckversicherungs AG (Registered)	182,500	30,866,584
RWE AG^	200,710	21,232,300
TUI AG^	317,000	7,838,327

		213,903,966

Hong Kong (1.1%)
China Mobile Ltd.	883,500	8,033,874
Esprit Holdings Ltd.^	1,782,000	20,902,323
Sino Land Co.^	1,614,300	3,475,078

		32,411,275

Ireland (2.1%)
Anglo Irish Bank Corp. plc (Dublin Exchange)	78,354	1,674,707
Anglo Irish Bank Corp. plc (London Exchange)	1,906,940	40,758,173
CRH plc	499,932	21,357,336

		63,790,216

Italy (4.7%)
Banca Popolare di Verona e Novara S.c.r.l.^	315,000	9,783,431
Buzzi Unicem S.p.A.^	237,667	7,226,015
ENI S.p.A.	1,268,341	41,273,473
Fiat S.p.A.*^	972,837	24,522,778
Fondiaria-Sai S.p.A.^	232,200	10,661,037
Italcementi S.p.A.^	365,200	10,937,651
UniCredito Italiano S.p.A.^	4,203,403	40,007,701

		144,412,086

Japan (22.0%)
Canon, Inc.	1,145,000	61,505,855
Daiichi Sankyo Co., Ltd.	579,600	17,755,906
Daiwa House Industry Co., Ltd.	657,000	10,777,164
Denso Corp.	599,400	22,279,124
East Japan Railway Co.	1,720	13,399,185
EDION Corp.^	416,000	5,807,196
Hitachi Ltd.^	766,000	5,941,310
Honda Motor Co., Ltd.	217,600	7,589,409
Isuzu Motors Ltd.	2,600,000	13,039,715
Itochu Corp.	1,381,000	13,688,120
Japan Tobacco, Inc.	4,224	20,754,379
JFE Holdings, Inc.^	606,300	35,861,431
Kyocera Corp.	91,300	8,607,799
Leopalace21 Corp.	179,700	5,947,301
Mitsubishi Corp.	407,000	9,446,241
Mitsubishi UFJ Financial Group, Inc.	461	5,203,072
Mitsui & Co., Ltd.^	2,251,000	42,024,779
Mitsui Chemicals, Inc.^	1,705,000	14,902,834
Mitsui O.S.K. Lines Ltd.^	1,878,000	20,845,418
NGK Insulators Ltd.^	1,595,000	32,890,784
Nippon Mining Holdings, Inc.	682,500	5,890,211
Nippon Telegraph & Telephone Corp.	3,038	16,061,388
Nissan Motor Co., Ltd.^	532,100	5,703,007
Nitto Denko Corp.^	694,000	32,568,058
Nomura Holdings, Inc.	2,224,200	46,337,500
ORIX Corp.^	139,670	36,387,212
Rengo Co., Ltd.^	500,000	2,838,595
Secom Co., Ltd.	100	4,642
Sharp Corp.^	903,000	17,394,858
Sony Corp.^	146,200	7,431,585

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Heavy Industries Ltd.	1,177,000	$11,726,052
Sumitomo Mitsui Financial Group, Inc.^	2,756	25,024,779
Takeda Pharmaceutical Co., Ltd.^	120,000	7,871,691
Tokyo Electric Power Co., Inc.^	406,500	13,901,859
Toyota Motor Corp.	1,140,100	73,046,122

		670,454,581

Mexico (1.4%)
America Movil S.A. de C.V., Series L (ADR)	583,500	27,885,465
Grupo Televisa S.A. (ADR)	453,900	13,526,220

		41,411,685

Netherlands (4.9%)
ABN AMRO Holding N.V.	427,003	18,378,673
Arcelor Mittal	470,946	25,019,833
Buhrmann N.V.^	435,200	5,860,128
European Aeronautic Defenceand Space Co. N.V.^	516,520	16,021,643
ING Groep N.V. (CVA)^	856,595	36,216,539
Royal Dutch Shell plc, Class A (London Exchange)	483,736	16,096,965
Royal Dutch Shell plc, Class A (virt-x Exchange)^	479,000	15,932,817
Royal Dutch Shell plc, Class B	184,368	6,135,093
Wolters Kluwer N.V. (CVA)	360,300	10,810,150

		150,471,841

Russia (0.6%)
LUKOIL (ADR)^	108,996	9,384,556
MMC Norilsk Nickel (ADR)^	54,980	10,198,790

		19,583,346

Singapore (0.3%)
Flextronics International Ltd.*	608,400	6,655,896
Neptune Orient Lines Ltd.	1,431,000	3,056,020

		9,711,916

Spain (2.3%)
Banco Bilbao Vizcaya Argentaria S.A.^	814,645	20,001,916
Inditex S.A.	250,940	15,597,703
Repsol YPF S.A.^	598,100	20,166,051
Telefonica S.A.	692,769	15,269,685

		71,035,355

Sweden (1.5%)
Atlas Copco AB, Class A^	502,327	16,689,561
Svenska Cellulosa AB, Class B^	243,100	13,020,479
TeliaSonera AB	1,745,145	15,057,711

		44,767,751

Switzerland (13.3%)
ABB Ltd. (Registered)^	1,902,389	32,563,627
Alcon, Inc.	111,800	14,737,476
Credit Suisse Group (Registered)	1,385,949	99,456,654
Nestle S.A. (Registered)	120,516	46,935,931
Nobel Biocare Holding AG	71,569	26,091,484
Novartis AG (Registered)^	100,510	5,765,171
Roche Holding AG^	280,389	49,610,036
Swiss Reinsurance (Registered)	318,030	29,051,006
UBS AG (Registered)	675,462	40,133,610
Xstrata plc	1,193,093	61,325,269

		405,670,264

United Kingdom (15.3%)
3i Group plc	1,200,048	26,826,804
AstraZeneca plc	388,800	20,917,836
Aviva plc	1,370,528	$20,186,997
BAE Systems plc	2,110,800	19,107,194
Barclays plc	1,720,400	24,409,377
BHP Billiton plc	173,700	3,872,770
BP plc	1,440,736	15,650,041
British American Tobacco plc	324,700	10,153,089
Capita Group plc	1,207,566	16,218,307
Centrica plc	1,457,800	11,087,648
easyJet plc*	563,048	7,689,478
Friends Provident plc	3,043,234	11,528,109
George Wimpey plc	750,583	9,386,556
HBOS plc	1,038,210	21,390,645
International Power plc	2,055,383	16,037,178
J Sainsbury plc	2,115,800	22,878,856
Man Group plc	3,839,998	41,938,798
Marston’s plc	1,066,000	9,261,470
Pearson plc	763,031	13,093,347
Persimmon plc	299,000	8,272,723
Punch Taverns plc	385,250	9,453,684
Reckitt Benckiser plc	349,214	18,183,333
Rio Tinto plc	349,318	19,948,506
Royal & Sun Alliance Insurance Group	636,260	2,028,344
Royal Bank of Scotland Group plc	1,187,905	46,378,358
Tesco plc	1,462,665	12,786,872
Vodafone Group plc	10,573,937	28,194,734

		466,881,054

United States (0.2%)
IPSCO, Inc.	47,865	6,283,188

Total Common Stocks (96.5%) (Cost $2,344,830,759)		2,946,819,003

	Number of Warrants
WARRANTS:
Luxembourg (0.4%)
Infosys Technologies Ltd., expiring 8/21/09* §	293,011	13,519,528

Taiwan (0.1%)
Foxconn Technology Co., Ltd., expiring 8/22/08*	298,107	3,365,628

Total Warrants (0.5%) (Cost $14,863,070)		16,885,156

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (22.0%)
Allstate Life Global Funding Trusts
5.31%, 4/30/08 (l)	$2,000,000	2,000,000
Allstate Life Insurance Co.
5.33%, 4/30/08 (l)	20,000,000	20,000,000
American Express Bank FSB
5.33%, 7/18/08 (l)	5,000,000	5,000,000
American Express Credit Corp.
5.32%, 6/12/07 (l)	5,000,000	5,000,000
Bank of America Corp.
5.37%, 8/8/08 (l)	9,000,000	9,000,000
Bank of Ireland
5.38%, 12/29/08 (l)	29,997,501	29,997,501
Bear Stearns Cos., Inc.
5.54%, 4/6/07 (l)	19,000,000	19,000,000
5.38%, 9/28/07 (l)	10,000,000	10,000,000

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Beta Finance, Inc.
5.37%, 1/15/08 (l)	$5,000,000	$5,000,000
5.37%, 3/10/08 (l)	9,998,092	9,998,092
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	3,000,000	3,000,000
Calyon/New York
5.37%, 10/14/08 (l)	9,996,453	9,996,453
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	10,000,000	10,000,000
CC USA, Inc.
5.38%, 2/15/08 (l)	9,998,000	9,998,000
Citigroup Global Markets, Inc.
5.51%, 4/6/07 (l)	46,500,000	46,500,000
Comerica Bank
5.35%, 3/16/09 (l)	9,998,794	9,998,794
Deutsche Bank Securities, Inc., Repurchase Agreement
5.40%, 4/2/07 (r)	150,000,000	150,000,000
Dexia Credit Local de France
5.34%, 4/13/07 (l)	25,000,000	25,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	10,000,000	10,000,000
Fifth Third Bancorp
5.32%, 4/30/08 (l)	1,999,982	1,999,982
Foxboro Funding Ltd.
5.34%, 5/11/07	9,871,056	9,871,056
Goldman Sachs Group, Inc.
5.58%, 3/28/08 (l)	10,000,000	10,000,000
5.37%, 4/30/08 (l)	5,000,000	5,000,000
5.56%, 4/30/08 (l)	10,000,000	10,000,000
5.41%, 3/27/09 (l)	5,000,000	5,000,000
K2 (USA) LLC
5.39%, 2/15/08 (l)	9,997,500	9,997,500
Lehman Holdings
5.58%, 3/31/09 (l)	10,000,000	10,000,000
MBIA Global Funding LLC
5.37%, 9/25/08 (l)	10,000,000	10,000,000
Merrill Lynch Mortgage Capital, Inc.
5.54%, 4/5/07 (l)	20,000,000	20,000,000
MetLife, Inc.
5.41%, 12/17/07 (l)	6,000,000	6,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
5.40%, 3/26/10 (l)	17,000,000	17,000,000
Natexis Banques Populaires N.Y.
5.34%, 4/5/07 (l)	23,000,000	23,000,000
New York Life Insurance Co.
5.39%, 6/29/07 (l)	15,000,000	15,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	39,866,588	39,866,588
Pricoa Global Funding I
5.36%, 5/23/08 (l)	3,000,000	3,000,000
5.37%, 9/22/08 (l)	20,000,000	20,000,000
Santander U.S. Debt S.A. Unipersonal
5.40%, 2/6/08 (l)	9,997,608	9,997,608
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	5,000,000	5,000,000
Unicredito Italiano Bank (Ireland) plc
5.33%, 4/30/08 (l)	5,000,000	5,000,000
5.34%, 4/30/08 (l)	10,000,000	10,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	4,999,398	4,999,398
5.37%, 10/2/08 (l)	10,000,000	10,000,000
Wells Fargo & Co.
5.55%, 3/27/09 (l)	$12,000,000	$12,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		672,220,972

Time Deposit (2.3%)
JPMorgan Chase Nassau
4.79%, 4/2/07	69,517,528	69,517,528

Total Short-Term Investments (24.3%) (Amortized Cost $741,738,500)		741,738,500

Total Investments (121.3%) (Cost/Amortized Cost $3,101,432,329)		3,705,442,659
Other Assets Less Liabilities (-21.3%)		(651,196,178)

Net Assets (100%)		$3,054,246,481

Market Sector Diversification

As a Percentage of Total Net Assets
Consumer Discretionary		12.1%
Consumer Staples		5.4
Energy		6.6
Financials
Capital Markets	9.4%
Commercial Banks	11.5
Consumer Finance	1.2
Diversified Financial Services	1.9
Insurance	5.6
Real Estate Management & Development	0.3

Total Financials		29.9
Health Care		6.9
Industrials		11.0
Information Technology		5.2
Materials		12.5
Telecommunications Services		4.5
Utilities		2.9
Cash and Other		3.0

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $20,385,714 or 0.67% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

At March 31, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/07	Unrealized Appreciation
Dow Jones Euro Stoxx 50 Index	475	June-07	$25,423,123	$26,079,132	$656,009

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$450,399,397
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$425,244,567

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$639,852,577
Aggregate gross unrealized depreciation	(54,049,152)

Net unrealized appreciation	$585,803,425

Federal income tax cost of investments	$3,119,639,234

At March 31, 2007, the Portfolio had loaned securities with a total value of $638,997,806. This was secured by collateral of $672,220,972 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $275,430, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $26,778,036 which expires in the year 2010. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.7%)
Hotels, Restaurants & Leisure (5.3%)
Hilton Hotels Corp.	223,100	$8,022,676
Las Vegas Sands Corp.*^	50,000	4,330,500
McDonald’s Corp.	244,900	11,032,745
Starwood Hotels & Resorts Worldwide, Inc.	184,600	11,971,310
Wynn Resorts Ltd.^	18,300	1,735,938

		37,093,169

Media (3.3%)
Comcast Corp., Special Class A*	787,900	20,067,813
Time Warner, Inc.	178,100	3,512,132

		23,579,945

Multiline Retail (4.4%)
Kohl’s Corp.*	208,800	15,996,168
Target Corp.	254,200	15,063,892

		31,060,060

Textiles, Apparel & Luxury Goods (0.7%)
NIKE, Inc., Class B	45,300	4,813,578

Total Consumer Discretionary		96,546,752

Consumer Staples (4.5%)
Food Products (1.0%)
Wm. Wrigley Jr. Co.^	143,300	7,298,269

Household Products (3.5%)
Procter & Gamble Co.	389,600	24,607,136

Total Consumer Staples		31,905,405

Energy (3.5%)
Energy Equipment & Services (3.5%)
Halliburton Co.^	481,000	15,266,940
Schlumberger Ltd.	137,900	9,528,890

		24,795,830

Total Energy		24,795,830

Financials (21.3%)
Capital Markets (13.4%)
Charles Schwab Corp.	309,700	5,664,413
Credit Suisse Group (ADR)	284,500	20,435,635
Franklin Resources, Inc.	177,050	21,392,951
Goldman Sachs Group, Inc.	45,675	9,437,825
Janus Capital Group, Inc.^	38,000	794,580
Lazard Ltd., Class A^	69,800	3,502,564
Legg Mason, Inc.	155,190	14,620,450
Lehman Brothers Holdings, Inc.	17,400	1,219,218
Merrill Lynch & Co., Inc.	214,950	17,554,967

		94,622,603

Diversified Financial Services (6.0%)
Chicago Mercantile Exchange Holdings, Inc., Class A	39,085	20,811,199
JPMorgan Chase & Co.	205,300	9,932,414
Moody’s Corp.	27,200	1,688,032
NYSE Group, Inc.*^	102,900	9,646,875

		42,078,520

Insurance (1.9%)
American International Group, Inc.	195,599	13,148,165

Total Financials		149,849,288

Health Care (15.6%)
Biotechnology (5.1%)
Genentech, Inc.*	137,650	11,303,818
Gilead Sciences, Inc.*	326,000	24,939,000

		36,242,818

Health Care Equipment & Supplies (3.2%)
Alcon, Inc.	168,450	$22,205,079

Health Care Providers & Services (5.3%)
WellPoint, Inc.*	461,650	37,439,815

Pharmaceuticals (2.0%)
Abbott Laboratories	246,400	13,749,120

Total Health Care		109,636,832

Industrials (8.4%)
Aerospace & Defense (5.5%)
Boeing Co.	305,500	27,162,005
Rockwell Collins, Inc.	86,100	5,762,673
Spirit Aerosystems Holdings, Inc., Class A*	187,900	5,984,615

		38,909,293

Commercial Services & Supplies (0.7%)
Monster Worldwide, Inc.*	107,400	5,087,538

Construction & Engineering (1.1%)
Fluor Corp.	86,400	7,751,808

Industrial Conglomerates (1.1%)
General Electric Co.	212,600	7,517,536

Total Industrials		59,266,175

Information Technology (30.1%)
Communications Equipment (4.2%)
Cisco Systems, Inc.*	987,600	25,213,428
QUALCOMM, Inc.	103,100	4,398,246

		29,611,674

Computers & Peripherals (11.3%)
Apple Inc.*	422,600	39,263,766
Hewlett-Packard Co.	543,100	21,800,034
Network Appliance, Inc.*^	300,650	10,979,738
Sun Microsystems, Inc.*	1,264,400	7,599,044

		79,642,582

Internet Software & Services (7.9%)
Akamai Technologies, Inc.*^	163,800	8,176,896
eBay, Inc.*	217,400	7,206,810
Google, Inc., Class A*^	87,440	40,061,510

		55,445,216

IT Services (0.3%)
DST Systems, Inc.*^	29,600	2,225,920

Semiconductors & Semiconductor Equipment (3.4%)
Broadcom Corp., Class A*	489,950	15,712,697
NVIDIA Corp.*	272,800	7,851,184

		23,563,881

Software (3.0%)
Adobe Systems, Inc.*	191,200	7,973,040
Microsoft Corp.	482,300	13,441,701

		21,414,741

Total Information Technology		211,904,014

Materials (2.0%)
Chemicals (2.0%)
Monsanto Co.	256,700	14,108,232

Total Materials		14,108,232

Telecommunication Services (0.8%)
Wireless Telecommunication Services (0.8%)
America Movil S.A. de C.V., Series L (ADR)	95,900	4,583,061

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
NII Holdings, Inc.*^	18,300	$1,357,494

Total Telecommunication Services		5,940,555

Total Common Stocks (99.9%) (Cost $637,412,909)		703,953,083

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.8%)
Bear Stearns Cos., Inc.
5.54%, 4/6/07 (l)	$5,000,000	5,000,000
Beta Finance, Inc.
5.39%, 2/17/09 (l)	1,998,576	1,998,576
Calyon/New York
5.37%, 10/14/08 (l)	4,998,331	4,998,331
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	2,000,000	2,000,000
Dexia Credit Local de France
5.34%, 4/13/07 (l)	7,000,000	7,000,000
Foxboro Funding Ltd.
5.34%, 5/11/07	2,961,317	2,961,317
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	2,000,000	2,000,000
New York Life Insurance Co.
5.41%, 6/29/07 (l)	3,000,000	3,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	23,673,268	23,673,268
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	$2,000,000	$2,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		54,631,492

Time Deposit (0.1%)
JPMorgan Chase Nassau
4.79%, 4/2/07	1,017,963	1,017,963

Total Short-Term Investments (7.9%) (Amortized Cost $55,649,455)		55,649,455

Total Investments (107.8%) (Cost/Amortized Cost $693,062,364)		759,602,538
Other Assets Less Liabilities (-7.8%)		(54,840,543)

Net Assets (100%)		$704,761,995

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$154,334,349
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$290,638,839

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,488,513
Aggregate gross unrealized depreciation	(11,150,417)

Net unrealized appreciation	$64,338,096

Federal income tax cost of investments	$695,264,442

At March 31, 2007, the Portfolio had loaned securities with a total value of $53,246,155. This was secured by collateral of $54,631,492 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $2,976 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $486,412,824 of which $123,948,597 expires in the year 2009, $258,581,589 expires in the year 2010, and $103,882,638 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (17.4%)
Asset Backed Securities (3.3%)
Bayview Financial Acquisition Trust, Series 05-D AF2
5.402%, 12/28/35 (l)	$7,075,000	$7,055,105
BNC Mortgage Loan Trust, Series 07-1 M1
5.560%, 3/25/37 (l)	5,390,000	5,391,754
Cairn Mezzanine ABS CDO plc, Series 07-3A A2B
5.988%, 8/13/47 (l)	2,370,000	2,343,859
Capital Auto Receivables Asset Trust, Series 05-SN1A A3A
4.100%, 6/15/08	2,462,057	2,457,721
Citifinancial Mortgage Securities, Inc., Series 03-1 AFPT
3.360%, 1/25/33 (e)	2,010,967	1,869,070
Credit-Based Asset Servicing and Securitization LLC, Series 05-CB7 AF2
5.147%, 11/25/35 (e)	4,620,000	4,594,031
DB Master Finance LLC, Series 06-1 A2
5.779%, 6/20/31 §	2,000,000	2,034,636
Home Equity Mortgage Trust, Series 05-4 A3
4.742%, 1/25/36 (e)	4,995,000	4,952,283
Series 06-1 A2
5.300%, 5/25/36 (e)	2,335,000	2,359,614
IXIS Real Estate Capital Trust, Series 06-HE3 A2
5.420%, 1/25/37 (l)	10,075,000	10,066,286
Libertas Preferred Funding Ltd., Series 07-3A 2
6.005%, 4/9/47 § (l)	7,510,000	7,373,693
MBNA Credit Card Master Note Trust, Series 03-A6 A6
2.750%, 10/15/10	4,510,000	4,393,857
Option One Mortgage Loan Trust, Series 06-3 M1
5.550%, 2/25/37 (l)	2,915,000	2,901,497
Series 07-2 M1
5.680%, 3/25/37 (l)	3,660,000	3,650,777
Providian Gateway Master Trust, Series 04-DA A
3.350%, 9/15/11 §	6,465,000	6,408,431
Residential Asset Securities Corp., Series 03-KS3 A2
5.920%, 5/25/33 (l)	438,193	438,290
Residential Funding Mortgage Securities II, Inc., Series 05-HI2 A3
4.460%, 5/25/35	4,080,000	4,037,651

		72,328,555

Non-Agency CMO (14.1%)
Banc of America Commercial Mortgage, Inc., Series 01-PB1 A2
5.787%, 5/11/35	5,285,210	5,396,498
Series 04-3 A5
5.305%, 6/10/39 (l)	6,965,000	7,042,019
Series 04-4 A3
4.128%, 7/10/42	6,190,000	6,058,152
Series 04-6 A2
4.161%, 12/10/42	8,270,000	8,088,489
Bear Stearns Alt-A Trust, Series 06-1 22A1
5.407%, 2/25/36 (l)	$9,332,152	$9,356,833
Series 06-3 22A1
6.225%, 5/25/36 (l)	4,290,135	4,360,641
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6 A2
6.460%, 10/15/36	13,190,000	13,881,885
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	19,680,000	19,458,348
Citigroup Mortgage Loan Trust, Inc., Series 05-2 1A4
5.108%, 5/25/35 (l)	8,534,908	8,453,990
Series 06-AR1 3A1
5.500%, 3/25/36 (l)	12,903,910	12,919,836
Credit Suisse Mortgage Capital Certificates, Series 06-C3 A3
5.828%, 6/15/38 (l)	7,900,000	8,193,689
Series 06-C4 A3
5.467%, 9/15/39	11,725,000	11,790,918
CS First Boston Mortgage Securities Corp., Series 03-CK2 A2
3.861%, 3/15/36	5,425,000	5,332,692
Series 04-C1 A4
4.750%, 1/15/37	3,280,000	3,182,797
GE Capital Commercial Mortgage Corp., Series 05-C3 A3FX
4.863%, 7/10/45	7,710,000	7,649,154
Greenwich Capital Commercial Funding Corp., Series 03-C1 A4
4.111%, 7/5/35	6,385,000	6,031,936
Series 03-C2 A3
4.533%, 1/5/36	8,390,000	8,223,365
Series 05-GG3 A2
4.305%, 8/10/42	9,040,000	8,865,653
Indymac Index Mortgage Loan Trust, Series 06-AR7 4A1
6.252%, 5/25/36 (l)	5,294,850	5,390,563
JPMorgan Chase Commercial Mortgage Securities Corp., Series 05-LDP3 A2
4.851%, 8/15/42	6,780,000	6,721,845
Series 05-LDP4 A2
4.790%, 10/15/42	5,590,000	5,530,377
Series 06-CB14 A4
5.481%, 12/12/44 (l)	3,790,000	3,819,669
Series 06-CB15 A4
5.814%, 6/12/43^ (l)	5,940,000	6,128,250
LB-UBS Commercial Mortgage Trust, Series 03-C3 A4
4.166%, 5/15/32	9,370,000	8,866,661
Series 04-C2 A4
4.367%, 3/15/36^	2,885,000	2,735,959
Series 04-C4 A4
5.133%, 6/15/29 (l)	2,985,000	3,016,957
Series 04-C8 A2
4.201%, 12/15/29	6,525,000	6,385,018
Series 05-C1 A4
4.742%, 2/15/30	5,930,000	5,723,956
Series 05-C7 A4
5.197%, 11/15/30^ (l)	6,090,000	6,034,545
Series 06-C3 A4
5.661%, 3/15/39 (l)	10,365,000	10,586,322
Series 06-C6 A4
5.372%, 9/15/39	11,165,000	11,163,064
Merrill Lynch Mortgage Investors, Inc., Series 05-A8 A1C1
5.250%, 8/25/36 §(l)	6,431,239	6,384,608

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch Mortgage Trust, Series 05-CKI1 A6
5.244%, 11/12/37 (l)	$2,575,000	$2,570,413
Series 05-MKB2 A2
4.806%, 9/12/42	11,020,000	10,930,387
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 06-2 A4
5.910%, 6/12/46 (l)	5,855,000	6,103,275
Series 06-3 A4
5.414%, 7/12/46 (l)	9,640,000	9,652,741
Morgan Stanley Capital I, Series 05-T17 A5
4.780%, 12/13/41	9,300,000	9,010,274
Residential Funding Mortgage Security I, Inc., Series 05-SA3 3A
5.236%, 8/25/35 (l)	6,541,531	6,539,018
Washington Mutual, Inc., Series 05-AR2 2A22
5.540%, 1/25/45 (l)	1,080,055	1,080,290
Series 07-OA1 A1A
5.633%, 2/25/47 (l)	10,041,651	10,028,697
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR11 A4
5.529%, 8/25/36 (l)	9,831,756	9,776,039

		308,465,823

Total Asset-Backed and Mortgage-Backed Securities.		380,794,378

Consumer Discretionary (2.1%)
Automobiles (0.1%)
DaimlerChrysler N.A. Holding Corp.
4.875%, 6/15/10^	1,970,000	1,950,008

Hotels, Restaurants & Leisure (0.4%)
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12^	3,969,000	4,265,286
7.375%, 11/15/15^	3,799,000	3,959,337

		8,224,623

Household Durables (0.1%)
Centex Corp.
5.450%, 8/15/12	1,454,000	1,402,834
Toll Brothers Finance Corp.
6.875%, 11/15/12	2,005,000	2,052,925

		3,455,759

Media (1.5%)
British Sky Broadcasting Group plc
6.875%, 2/23/09	1,450,000	1,490,422
BSKYB Finance UK plc
5.625%, 10/15/15^ §	3,910,000	3,877,320
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,905,000	3,772,410
Comcast Cable Communications LLC
6.875%, 6/15/09	3,930,000	4,068,906
Comcast Corp.
5.500%, 3/15/11^	4,290,000	4,336,928
5.300%, 1/15/14	3,365,000	3,319,562
News America, Inc.
6.550%, 3/15/33^	2,310,000	2,362,215
Time Warner Entertainment Co. LP
8.375%, 3/15/23	$5,360,000	$6,335,885
WPP Finance UK Corp.
5.875%, 6/15/14^	2,445,000	2,474,795

		32,038,443

Total Consumer Discretionary		45,668,833

Consumer Staples (1.0%)
Food & Staples Retailing (0.2%)
Safeway, Inc.
4.800%, 7/16/07	1,500,000	1,496,226
4.125%, 11/1/08	1,496,000	1,471,262
6.500%, 3/1/11	1,090,000	1,132,474

		4,099,962

Food Products (0.6%)
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13 §	4,020,000	3,889,563
ConAgra Foods, Inc.
7.875%, 9/15/10	1,587,000	1,717,967
Kraft Foods, Inc.
4.125%, 11/12/09	9,040,000	8,806,606

		14,414,136

Tobacco (0.2%)
Altria Group, Inc.
7.750%, 1/15/27^	3,570,000	4,266,896

Total Consumer Staples		22,780,994

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Enterprise Products Operating LP
5.600%, 10/15/14	2,145,000	2,140,101
Hess Corp.
7.875%, 10/1/29	3,815,000	4,400,637

Total Energy		6,540,738

Financials (5.7%)
Capital Markets (0.3%)
Goldman Sachs Group, Inc.
4.750%, 7/15/13	3,590,000	3,460,064
UBS Preferred Funding Trust I
8.622%, 10/29/49 (l)	3,535,000	3,907,345

		7,367,409

Commercial Banks (3.2%)
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11^	975,000	1,057,439
Barclays Bank plc
8.550%, 9/29/49 § (l)	4,180,000	4,680,722
Huntington National Bank
4.375%, 1/15/10	3,135,000	3,060,851
Korea Development Bank
4.625%, 9/16/10	3,000,000	2,952,756
Kreditanstalt fuer Wiederaufbau
1.750%, 3/23/10 JPY	4,940,000,000	42,906,902
1.850%, 9/20/10^	726,000,000	6,334,344
Resona Bank Ltd.
5.850%, 9/29/49 §(l)	$860,000	855,796
Wachovia Capital Trust III
5.800%, 12/31/49 (l)	3,395,000	3,435,489
Wells Fargo & Co.
4.200%, 1/15/10	3,080,000	3,013,318
Zions Bancorp
5.500%, 11/16/15	2,390,000	2,349,420

		70,647,037

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Finance (0.5%)
American General Finance Corp.
4.625%, 5/15/09		$7,590,000	$7,494,434
HSBC Finance Corp.
7.000%, 5/15/12		2,340,000	2,511,188

			10,005,622

Diversified Financial Services (0.5%)
General Electric Capital Corp.
4.375%, 11/21/11		3,800,000	3,692,760
6.750%, 3/15/32^		1,230,000	1,393,629
MUFG Capital Finance 1 Ltd.
6.346%, 12/29/49 (l)		1,690,000	1,726,271
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49 § (l)		1,590,000	1,679,463
UFJ Finance Aruba AEC
6.750%, 7/15/13		2,520,000	2,714,501

			11,206,624

Insurance (0.5%)
Assurant, Inc.
5.625%, 2/15/14		1,645,000	1,643,750
Liberty Mutual Group, Inc.
5.750%, 3/15/14^ §		2,795,000	2,787,375
Zurich Capital Trust I
8.376%, 6/1/37 §		6,100,000	6,369,681

			10,800,806

Real Estate Investment Trusts (REITs) (0.2%)
iStar Financial, Inc. (REIT)
5.150%, 3/1/12		2,035,000	1,996,260
Simon Property Group LP (REIT)
6.375%, 11/15/07		2,575,000	2,589,167

			4,585,427

Thrifts & Mortgage Finance (0.5%)
Countrywide Home Loans, Inc.
4.250%, 12/19/07		4,495,000	4,455,655
Washington Mutual, Inc.
4.000%, 1/15/09^		5,270,000	5,159,552

			9,615,207

Total Financials			124,228,132

Government Securities (63.4%)
Foreign Governments (11.9%)
Japan Finance Corp. for Municipal Enterprises
1.550%, 2/21/12^	JPY	11,324,000,000	97,603,674
Russian Federation
5.000%, 3/31/30 (e)(m)		$34,990,000	39,710,151
Swedish Government Bond
5.000%, 1/28/09^	SEK	156,185,000	22,834,575
5.250%, 3/15/11		119,775,000	17,972,768
United Mexican States
8.000%, 12/24/08	MXN	236,980,000	21,694,407
9.000%, 12/20/12		99,685,000	9,661,225
8.000%, 12/19/13		340,075,000	31,597,483
5.625%, 1/15/17		$20,750,000	20,928,450

			262,002,733

U.S. Government Agencies (40.0%)
Federal Home Loan Mortgage Corp.
5.000%, 4/1/21		354,178	349,300
4.500%, 8/1/35		857,719	806,627
4.500%, 9/1/35		8,529,461	8,021,382
4.500%, 10/1/35		27,380,567	25,749,572
5.812%, 12/1/36 (l)		8,969,585	9,052,854
5.850%, 12/1/36 (l)		11,527,639	11,651,589
7.000%, 2/1/37		30,718,351	31,670,481
4.500%, 4/15/37 TBA		4,095,000	3,849,300
Federal National Mortgage Association
5.000%, 4/1/19		$30,506,680	$30,178,932
4.500%, 4/1/20		913,521	884,458
4.500%, 8/1/20		1,945,983	1,884,074
4.500%, 9/1/20		3,207,564	3,105,518
4.500%, 10/1/20		6,744,307	6,529,743
4.500%, 11/1/20		23,936,596	23,175,075
4.500%, 12/1/20		4,160,011	4,027,663
4.500%, 1/1/21		2,055,929	1,990,521
5.000%, 1/1/21		20,099,708	19,828,784
4.500%, 2/1/21		318,834	308,673
4.500%, 3/1/21		1,625,392	1,573,497
5.000%, 3/1/21		873,011	860,973
4.500%, 4/1/21		5,891,779	5,703,668
5.000%, 4/1/21		933,347	920,477
4.500%, 5/1/21		3,962,809	3,836,286
5.000%, 5/1/21		440,593	434,659
4.500%, 6/1/21		2,601,868	2,518,797
5.000%, 6/1/21		921,753	909,043
4.500%, 7/1/21		1,722,996	1,667,986
4.500%, 8/1/21		357,614	346,196
4.500%, 9/1/21		286,437	277,292
5.000%, 1/1/22		796,730	785,744
5.000%, 2/1/22		1,376,723	1,357,509
5.000%, 3/1/22		1,832,731	1,807,295
5.000%, 4/1/22		170,340	167,974
9.000%, 8/1/26		6,753	7,349
5.500%, 4/1/33		13,894,700	13,780,842
5.500%, 7/1/33		40,552,095	40,219,798
5.500%, 4/1/34		7,669,696	7,606,848
5.500%, 5/1/34		4,634,163	4,596,189
5.500%, 11/1/34		21,613,609	21,423,971
5.500%, 2/1/35		45,313,735	44,937,986
5.500%, 7/1/35		8,205,961	8,119,716
6.500%, 10/1/35		722,193	737,176
5.500%, 1/1/36		90,293,356	89,441,103
5.000%, 2/1/36		55,531,212	53,705,728
5.801%, 3/1/36 (l)		9,986,328	10,128,356
5.500%, 4/1/36		22,067,014	21,858,730
5.500%, 5/1/36		99,069,972	98,134,880
6.500%, 6/1/36		195,627	199,564
6.500%, 7/1/36		19,644,706	20,040,067
6.500%, 8/1/36		34,034	34,719
6.500%, 9/1/36		15,041,036	15,343,745
6.500%, 10/1/36		5,108,242	5,211,047
6.500%, 11/1/36		5,908,543	6,027,456
6.500%, 12/1/36		14,805,475	15,103,444
5.714%, 1/1/37 (l)		10,064,647	10,132,281
5.000%, 2/1/37		130,000	125,592
5.000%, 3/1/37		3,999,600	3,863,894
6.500%, 4/25/37 TBA		107,865,000	110,022,300
Government National Mortgage Association
8.500%, 10/15/17		3,282	3,488
8.500%, 11/15/17		11,736	12,473
8.000%, 7/15/26		1,078	1,144
5.500%, 4/15/37 TBA		70,800,000	70,307,721

			877,359,549

U.S. Treasuries (11.5%)
U.S. Treasury Bonds
8.750%, 5/15/17^		83,210,000	109,999,708
4.500%, 2/15/36^		102,845,000	96,963,500
U.S. Treasury Notes
4.875%, 5/31/11^		43,675,000	44,217,531

			251,180,739

Total Government Securities			1,390,543,021

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (0.8%)
Health Care Providers & Services (0.4%)
WellPoint, Inc.
3.750%, 12/14/07	$1,250,000	$1,236,052
4.250%, 12/15/09	6,970,000	6,827,603

		8,063,655

Life Sciences Tools & Services (0.3%)
Fisher Scientific International, Inc.
6.750%, 8/15/14	960,000	986,021
6.125%, 7/1/15	5,325,000	5,337,924

		6,323,945

Pharmaceuticals (0.1%)
Wyeth
5.500%, 2/1/14	3,187,000	3,206,412

Total Health Care		17,594,012

Industrials (0.8%)
Aerospace & Defense (0.2%)
Raytheon Co.
6.750%, 8/15/07	2,782,000	2,793,904

Commercial Services & Supplies (0.2%)
R.R. Donnelley & Sons Co.
4.950%, 4/1/14^	1,315,000	1,235,629
Waste Management, Inc.
6.875%, 5/15/09	3,550,000	3,660,884

		4,896,513

Industrial Conglomerates (0.4%)
Hutchison Whampoa International Ltd.
7.450%, 11/24/33^ §	3,445,000	3,967,262
Textron, Inc.
6.375%, 11/15/08	2,085,000	2,125,289
Tyco International Group S.A.
6.000%, 11/15/13	2,865,000	3,011,665

		9,104,216

Total Industrials		16,794,633

Information Technology (0.6%)
Communications Equipment (0.3%)
Cisco Systems, Inc.
5.250%, 2/22/11	1,745,000	1,753,524
Motorola, Inc.
7.625%, 11/15/10	402,000	431,399
7.500%, 5/15/25	475,000	521,285
6.500%, 9/1/25	2,980,000	2,938,608

		5,644,816

Computers & Peripherals (0.0%)
International Business Machines Corp.
4.375%, 6/1/09	1,215,000	1,201,281

IT Services (0.3%)
Electronic Data Systems Corp.
6.500%, 8/1/13^	6,379,000	6,517,099

Total Information Technology		13,363,196

Materials (0.7%)
Chemicals (0.1%)
Dow Chemical Co.
7.375%, 11/1/29	360,000	400,665
Lubrizol Corp.
4.625%, 10/1/09	1,955,000	1,931,344

		2,332,009

Containers & Packaging (0.1%)
Packaging Corp. of America
5.750%, 8/1/13	2,675,000	2,641,290

Metals & Mining (0.1%)
Ispat Inland ULC
9.750%, 4/1/14	$1,695,000	$1,870,639

Paper & Forest Products (0.4%)
International Paper Co.
5.300%, 4/1/15	4,415,000	4,234,537
Westvaco Corp.
8.200%, 1/15/30	1,130,000	1,243,518
Weyerhaeuser Co.
5.950%, 11/1/08	2,805,000	2,829,535

		8,307,590

Total Materials		15,151,528

Telecommunication Services (3.3%)
Diversified Telecommunication Services (2.8%)
AT&T Corp.
8.000%, 11/15/31	500,000	617,894
British Telecommunications plc
8.625%, 12/15/10	7,320,000	8,171,016
CenturyTel, Inc.,
5.000%, 2/15/15	4,195,000	3,909,820
Series G
6.875%, 1/15/28	1,540,000	1,507,159
Embarq Corp.
6.738%, 6/1/13^	435,000	449,092
7.082%, 6/1/16	6,310,000	6,433,329
Pacific Bell
6.625%, 10/15/34	6,570,000	6,633,847
Sprint Capital Corp.
8.375%, 3/15/12^	8,920,000	9,952,303
Telecom Italia Capital S.A.
4.000%, 11/15/08	2,195,000	2,151,708
4.000%, 1/15/10	8,010,000	7,738,717
6.375%, 11/15/33	900,000	848,841
TELUS Corp.
7.500%, 6/1/07	6,665,000	6,686,108
Verizon Communications, Inc.
4.900%, 9/15/15	2,670,000	2,559,398
Verizon New Jersey, Inc., Series A
5.875%, 1/17/12	3,230,000	3,300,605

		60,959,837

Wireless Telecommunication Services (0.5%)
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	4,080,000	4,464,405
8.750%, 3/1/31	2,405,000	3,102,313
Vodafone Group plc
5.500%, 6/15/11	4,485,000	4,533,263

		12,099,981

Total Telecommunication Services		73,059,818

Utilities (1.4%)
Electric Utilities (1.2%)
Carolina Power & Light Co.
6.500%, 7/15/12	4,940,000	5,239,987
Consumers Energy Co., Series C
4.250%, 4/15/08	1,955,000	1,934,488
Exelon Corp.
6.750%, 5/1/11	2,190,000	2,281,395
FirstEnergy Corp., Series B
6.450%, 11/15/11	2,195,000	2,300,713
Series C
7.375%, 11/15/31	2,415,000	2,743,599

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Pacific Gas & Electric Co.
4.800%, 3/1/14	$3,790,000	$3,674,996
Progress Energy, Inc.
7.100%, 3/1/11	1,571,000	1,677,016
Public Service Co. of Colorado
7.875%, 10/1/12	1,925,000	2,167,377
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13 §	3,950,000	4,079,422

		26,098,993

Gas Utilities (0.0%)
DCP Midstream LP
7.875%, 8/16/10	1,340,000	1,447,603

Multi-Utilities (0.2%)
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	1,765,000	1,817,117
NiSource Finance Corp.
7.875%, 11/15/10	2,205,000	2,389,854

		4,206,971

Total Utilities		31,753,567

Total Long-Term Debt Securities (97.5%) (Cost $2,134,498,717)		2,138,272,850

SHORT-TERM INVESTMENTS:
Government Securities (9.0%)
Federal Home Loan Bank
4.97%, 4/2/07 (o)(p)	79,000,000	78,978,187
4.90%, 4/11/07 (o)(p)	63,865,000	63,769,602
Federal Home Loan Mortgage Corp.
5.14%, 5/7/07 (o)(p)	55,000,000	54,710,859

Total Government Securities		197,458,648

Short-Term Investments of Cash Collateral for Securities Loaned (11.7%)
Bear Stearns Cos., Inc.
5.38%, 9/28/07 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	14,000,000	14,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
5.40%, 4/2/07 (r)	50,000,000	50,000,000
Five Finance, Inc.
5.38%, 6/19/08 (l)	9,997,598	9,997,598
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	5,000,000	5,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley
5.62%, 4/30/08 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	117,384,541	117,384,541
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	9,999,276	9,999,276
SLM Corp.
5.43%, 3/27/09	8,256,788	8,256,788
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	11,998,554	11,998,554
Wells Fargo & Co.
5.55%, 3/27/09	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		256,636,757

Time Deposit (0.6%)
JPMorgan Chase Nassau
4.79%, 4/2/07	$13,803,993	$13,803,993

Total Short-Term Investments (21.3%) (Cost/Amortized Cost $467,922,500)		467,899,398

Total Investments (118.8%) (Cost/Amortized Cost $2,602,421,217)		2,606,172,248
Other Assets Less Liabilities (-18.8%)		(413,082,231)

Net Assets (100%)		$2,193,090,017

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $54,387,972 or 2.48% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

JPY   — Japanese Yen

MXN — Mexican Peso

SEK  — Swedish Krona

TBA  — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

At March 31, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts:
Japanese Yen, expiring 4/27/07	17,237,883	$146,956,778	$146,797,089	$159,689
Mexican Peso, expiring 4/2/07	345,186	30,925,626	31,271,773	(346,147)
Mexican Peso, expiring 4/2/07	342,824	30,706,077	31,057,834	(351,757)
Mexican Peso, expiring 5/2/07	688,010	62,176,114	62,240,766	(64,652)
Swedish Krona, expiring 4/26/07	293,490	42,226,981	42,084,063	142,918

				$(459,949)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$949,394,935
Long-term U.S. Treasury securities	119,355,710

$1,068,750,645

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$933,735,008
Long-term U.S. Treasury securities	70,900,744

$1,004,635,752

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,724,481
Aggregate gross unrealized depreciation	(10,977,432)

Net unrealized appreciation	$3,747,049

Federal income tax cost of investments	$2,602,425,199

At March 31, 2007, the Portfolio had loaned securities with a total value of $312,998,725. This was secured by collateral of $256,636,757 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $64,096,172 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $21,426,285 of which $1,234,907 expires in the year 2013, and $20,191,378 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.4%)
Distributors (1.8%)
LKQ Corp.*^	989,000	$21,619,540

Diversified Consumer Services (1.7%)
Strayer Education, Inc.^	160,500	20,062,500

Hotels, Restaurants & Leisure (4.0%)
Chipotle Mexican Grill, Inc., Class A*^	111,500	6,924,150
Gaylord Entertainment Co.*^	360,200	19,043,774
Orient-Express Hotels Ltd., Class A^	378,500	22,641,870

		48,609,794

Internet & Catalog Retail (1.9%)
VistaPrint Ltd.*^	603,010	23,095,283

Leisure Equipment & Products (0.8%)
MarineMax, Inc.*^	396,600	9,193,188

Media (1.1%)
National CineMedia, Inc.*	517,000	13,803,900

Specialty Retail (3.9%)
Coldwater Creek, Inc.*^	740,250	15,012,270
Dick’s Sporting Goods, Inc.*	318,100	18,532,506
GameStop Corp., Class A*	435,400	14,180,978

		47,725,754

Textiles, Apparel & Luxury Goods (1.2%)
Under Armour, Inc., Class A*^	284,300	14,584,590

Total Consumer Discretionary		198,694,549

Consumer Staples (2.0%)
Food Products (0.9%)
Hain Celestial Group, Inc.*^	368,500	11,080,795

Personal Products (1.1%)
Bare Escentuals, Inc.*	364,300	13,067,441

Total Consumer Staples		24,148,236

Energy (8.8%)
Energy Equipment & Services (5.4%)
Cameron International Corp.*	310,460	19,493,783
Complete Production Services, Inc.*^	469,400	9,345,754
Grant Prideco, Inc.*^	459,300	22,891,512
Superior Energy Services, Inc.*	386,000	13,305,420

		65,036,469

Oil, Gas & Consumable Fuels (3.4%)
Bill Barrett Corp.*^	463,890	15,034,675
Newfield Exploration Co.*	396,900	16,554,699
Range Resources Corp.^	286,500	9,569,100

		41,158,474

Total Energy		106,194,943

Financials (6.3%)
Capital Markets (4.5%)
Affiliated Managers Group, Inc.*^	130,000	14,085,500
GFI Group, Inc.*^	22,200	1,508,934
Greenhill & Co., Inc.^	222,500	13,659,275
Lazard Ltd., Class A	293,900	14,747,902
optionsXpress Holdings, Inc.	467,290	11,000,007

		55,001,618

Commercial Banks (0.6%)
Western Alliance Bancorp*^	233,600	7,250,944

Diversified Financial Services (0.6%)
Primus Guaranty Ltd.*	603,990	$7,429,077

Thrifts & Mortgage Finance (0.6%)
Clayton Holdings, Inc.*^	450,380	6,908,829

Total Financials.		76,590,468

Health Care (17.3%)
Biotechnology (1.9%)
Alexion Pharmaceuticals, Inc.*^	290,800	12,574,192
BioMarin Pharmaceuticals, Inc.*^	620,600	10,711,556

		23,285,748

Health Care Equipment & Supplies (5.8%)
ArthroCare Corp.*^	273,640	9,861,986
Hologic, Inc.*^	230,200	13,268,728
Kyphon, Inc.*^	473,100	21,355,734
Meridian Bioscience, Inc.^	600,300	16,664,328
ResMed, Inc.*^	186,300	9,383,931

		70,534,707

Health Care Providers & Services (3.7%)
HealthExtras, Inc.*^	439,900	12,660,322
Psychiatric Solutions, Inc.*^	489,900	19,747,869
WellCare Health Plans, Inc.*^	143,771	12,256,478

		44,664,669

Health Care Technology (1.5%)
TriZetto Group, Inc.*^	905,000	18,109,050

Life Sciences Tools & Services (4.4%)
Advanced Magnetics, Inc.*^	169,000	10,185,630
ICON plc (Sponsored ADR)*^	445,600	18,982,560
Nektar Therapeutics*^	802,200	10,476,732
Ventana Medical Systems, Inc.*^	309,330	12,960,927

		52,605,849

Total Health Care		209,200,023

Industrials (23.3%)
Aerospace & Defense (1.5%)
Hexcel Corp.*^	901,900	17,902,715

Air Freight & Logistics (0.8%)
UTi Worldwide, Inc.	411,650	10,118,357

Commercial Services & Supplies (9.2%)
American Reprographics Co.*^	377,000	11,607,830
Corporate Executive Board Co.	64,300	4,884,228
Innerworkings, Inc.*^	984,700	11,619,460
Kenexa Corp.*^	392,000	12,202,960
Knoll, Inc.	827,600	19,721,708
Resources Connection, Inc.*^	878,000	28,087,220
Stericycle, Inc.*^	295,890	24,115,035

		112,238,441

Construction & Engineering (1.2%)
Granite Construction, Inc.^	254,100	14,041,566

Electrical Equipment (2.9%)
Ametek, Inc.	543,150	18,760,401
Baldor Electric Co.^	444,000	16,756,560

		35,516,961

Machinery (5.7%)
IDEX Corp.^	343,400	17,472,192
Joy Global, Inc.	471,200	20,214,480
Lincoln Electric Holdings, Inc.	303,400	18,070,504
Watts Water Technologies, Inc., Class A^	344,900	13,116,547

		68,873,723

Trading Companies & Distributors (2.0%)
Houston Wire & Cable Co.*^	389,000	10,899,780

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co.^	283,500	$13,233,780

		24,133,560

Total Industrials		282,825,323

Information Technology (22.3%)
Communications Equipment (1.3%)
Ciena Corp.*	384,514	10,747,166
Foundry Networks, Inc.*	360,300	4,889,271

		15,636,437

Computers & Peripherals (1.1%)
Synaptics, Inc.*^	524,400	13,414,152

Electronic Equipment & Instruments (1.5%)
Amphenol Corp., Class A	273,320	17,648,272

Internet Software & Services (2.8%)
aQuantive, Inc.*^	521,200	14,546,692
Digital River, Inc.*^	347,500	19,199,375

		33,746,067

IT Services (5.4%)
Alliance Data Systems Corp.*^	259,000	15,959,580
Global Cash Access Holdings, Inc.*^	682,300	11,387,587
Iron Mountain, Inc.*^	627,657	16,400,678
VeriFone Holdings, Inc.*^	609,700	22,394,281

		66,142,126

Semiconductors & Semiconductor Equipment (5.3%)
Exar Corp.*^	742,760	9,834,142
Hittite Microwave Corp.*^	377,600	15,168,192
Integrated Device Technology, Inc.*	637,500	9,830,250
International Rectifier Corp.*	197,600	7,550,296
Intersil Corp., Class A	99,500	2,635,755
Lam Research Corp.*	13,100	620,154
ON Semiconductor Corp.*^	2,098,570	18,719,245

		64,358,034

Software (4.9%)
Activision, Inc.*	616,177	11,670,392
Commvault Systems, Inc.*^	448,700	7,268,940
Parametric Technology Corp.*^	730,100	13,937,609
Quest Software, Inc.*^	853,940	13,893,604
TIBCO Software, Inc.*	1,532,300	13,055,196

		59,825,741

Total Information Technology		270,770,829

Telecommunication Services (2.6%)
Diversified Telecommunication Services (1.5%)
Time Warner Telecom, Inc., Class A*	873,000	18,132,210

Wireless Telecommunication Services (1.1%)
SBA Communications Corp., Class A*	454,500	13,430,475

Total Telecommunication Services		31,562,685

Total Common Stocks (99.0%) (Cost $1,012,093,755)		1,199,987,056

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (32.7%)
American Honda Finance Corp.
5.36%, 9/11/08 (l)	$5,000,000	5,000,000
Anglo Irish Bank Corp. plc
5.37%, 8/6/07	11,686,200	11,686,200
ANZ National Bank Ltd.
5.37%, 3/6/09 (l)	9,994,742	9,994,742
Bank of Montreal/Chicago
5.35%, 3/12/09 (l)	$10,000,000	$10,000,000
BBVA Senior Finance S.A.
5.39%, 3/12/10 (l)	15,000,000	15,000,000
Bear Stearns Cos., Inc.
5.54%, 4/6/07 (l)	10,000,000	10,000,000
5.38%, 9/28/07 (l)	5,000,000	5,000,000
Beta Finance, Inc.
5.39%, 2/17/09 (l)	14,989,317	14,989,317
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.40%, 4/28/08 (l)	15,000,000	15,000,000
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	10,000,000	10,000,000
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	12,000,000	12,000,000
Comerica Bank
5.38%, 8/7/08 (l)	10,994,433	10,994,433
5.35%, 3/16/09 (l)	9,998,794	9,998,794
Deutsche Bank Securities, Inc., Repurchase Agreement
5.40%, 4/2/07 (r)	100,000,000	100,000,000
Five Finance, Inc.
5.38%, 12/23/09 (l)	14,988,575	14,988,575
General Electric Capital Corp.
5.40%, 3/12/10 (l)	15,000,000	15,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	15,000,000	15,000,000
Lehman Holdings
5.34%, 4/2/08 (l)	11,026,514	11,026,514
MassMutual Global Funding II
5.40%, 3/26/10 (l)	14,000,000	14,000,000
MBIA Global Funding LLC
5.36%, 1/23/09 (l)	7,500,000	7,500,000
Merrill Lynch Mortgage Capital, Inc.
5.54%, 4/5/07 (l)	10,000,000	10,000,000
Monumental Global Funding Ltd.
5.41%, 3/29/10 (l)	5,500,000	5,500,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	45,901,120	45,901,120
Pricoa Global Funding I
5.41%, 12/15/09 (l)	8,000,000	8,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		396,579,695

Time Deposit (0.4%)
JPMorgan Chase Nassau
4.79%, 4/2/07	4,618,673	4,618,673

Total Short-Term Investments (33.1%) (Amortized Cost $401,198,368)		401,198,368

Total Investments (132.1%) (Cost/Amortized Cost $1,413,292,123)		1,601,185,424
Other Assets Less Liabilities (-32.1%)		(388,812,918)

Net Assets (100%)		$1,212,372,506

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$290,866,891
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$346,842,765

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,001,830
Aggregate gross unrealized depreciation	(22,503,805)

Net unrealized appreciation	$185,498,025

Federal income tax cost of investments	$1,415,687,399

At March 31, 2007, the Portfolio had loaned securities with a total value of $391,943,539. This was secured by collateral of $396,579,695 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $1,944 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $2,029,590 which expires in the year 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (1.2%)
Autoliv, Inc.^	330,700	$18,886,277
BorgWarner, Inc.^	262,100	19,767,582
Magna International, Inc., Class A	240,200	18,041,422

		56,695,281

Automobiles (0.6%)
DaimlerChrysler AG^	309,742	25,339,993

Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	1,103,900	49,730,695

Household Durables (0.5%)
Black & Decker Corp	255,900	20,886,558
Newell Rubbermaid, Inc.	7,020	218,252

		21,104,810

Leisure Equipment & Products (0.4%)
Mattel, Inc.	680,000	18,747,600

Media (3.7%)
CBS Corp., Class B^	1,068,350	32,680,827
Comcast Corp., Class A*	1,653,450	42,907,027
Interpublic Groupof Cos., Inc.*^	1,177,500	14,495,025
Time Warner, Inc.	2,999,700	59,154,084
Viacom, Inc., Class B*	257,600	10,589,936
Walt Disney Co.	241,300	8,307,959

		168,134,858

Multiline Retail (1.3%)
Dillards, Inc., Class A^	201,625	6,599,186
Federated Department Stores, Inc.	827,000	37,256,350
Saks, Inc.	619,000	12,899,960

		56,755,496

Specialty Retail (1.4%)
Gap, Inc.	1,266,300	21,793,023
Limited Brands, Inc.	685,700	17,869,342
Office Depot, Inc.*	693,400	24,366,076

		64,028,441

Textiles, Apparel & Luxury Goods (1.0%)
Jones Apparel Group, Inc.	526,900	16,191,637
VF Corp.	339,000	28,008,180

		44,199,817

Total Consumer Discretionary		504,736,991

Consumer Staples (9.7%)
Beverages (0.5%)
Molson Coors Brewing Co., Class B	232,000	21,951,840

Food & Staples Retailing (1.3%)
Kroger Co.	1,012,600	28,605,950
Safeway, Inc	900,100	32,979,664

		61,585,614

Food Products (2.6%)
Bunge Ltd.^	132,400	10,885,928
ConAgra Foods, Inc.	1,009,600	25,149,136
General Mills, Inc.	412,800	24,033,216
Kellogg Co	468,795	24,110,127
Kraft Foods, Inc., Class A^	197,200	6,243,352
Sara Lee Corp.	1,489,000	25,193,880

		115,615,639

Household Products (3.2%)
Clorox Co.	209,800	13,362,162
Colgate-Palmolive Co.	415,300	27,737,887
Kimberly-Clark Corp.	384,100	26,307,009
Procter & Gamble Co.	1,194,700	$75,457,252

		142,864,310

Tobacco (2.1%)
Altria Group, Inc.	992,300	87,133,863
UST, Inc.^	159,600	9,253,608

		96,387,471

Total Consumer Staples		438,404,874

Energy (12.0%)
Oil, Gas & Consumable Fuels (12.0%)
BP plc (ADR)	373,600	24,190,600
Chevron Corp.	1,725,900	127,647,564
ConocoPhillips	799,200	54,625,320
Exxon Mobil Corp.	3,373,982	254,566,942
Marathon Oil Corp.	471,400	46,588,462
Occidental Petroleum Corp.	136,200	6,716,022
Royal Dutch Shell plc, Class A (ADR)	129,500	8,585,850
Total S.A. (Sponsored ADR)	273,000	19,049,940

Total Energy		541,970,700

Financials (32.9%)
Capital Markets (3.0%)
Goldman Sachs Group, Inc.	53,200	10,992,716
Mellon Financial Corp.^	616,900	26,613,066
Merrill Lynch & Co., Inc.	804,300	65,687,181
Morgan Stanley	307,800	24,242,328
Waddell & Reed Financial, Inc.^	326,400	7,611,648

		135,146,939

Commercial Banks (4.8%)
BB&T Corp.	184,500	7,568,190
Comerica, Inc.	382,500	22,613,400
Fifth Third Bancorp	453,000	17,526,570
KeyCorp	601,700	22,545,699
National City Corp.^	958,900	35,719,025
SunTrust Banks, Inc.	234,700	19,489,488
U.S. Bancorp	897,100	31,371,587
Wachovia Corp.	590,800	32,523,540
Wells Fargo & Co.^	745,000	25,650,350

		215,007,849

Diversified Financial Services (10.3%)
Bank of America Corp.	3,071,410	156,703,338
Citigroup, Inc.	3,565,700	183,063,038
JPMorgan Chase & Co.	2,516,700	121,757,946

		461,524,322

Insurance (10.3%)
ACE Ltd.	119,300	6,807,258
Allstate Corp.	365,000	21,921,900
Ambac Financial Group, Inc.	229,300	19,809,227
American International Group, Inc.	1,535,900	103,243,198
Chubb Corp.	312,800	16,162,376
Fidelity National Financial, Inc., Class A^	676,500	16,242,765
Genworth Financial, Inc., Class A	916,000	32,005,040
Hartford Financial Services Group, Inc.	363,700	34,762,446
MBIA, Inc.^	393,300	25,757,217
MetLife, Inc.	621,400	39,241,410
Old Republic International Corp.	1,021,200	22,588,944
PartnerReinsurance Ltd.^	108,600	7,443,444
Prudential Financial, Inc.^	242,000	21,842,920
RenaissanceReinsurance Holdings Ltd.	281,300	14,104,382
Torchmark Corp.	80,200	5,260,318

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Travelers Cos., Inc.	790,629	$40,930,863
Unum Group^	784,800	18,073,944
XL Capital Ltd., Class A	257,500	18,014,700

		464,212,352

Thrifts & Mortgage Finance (4.5%)
Astoria Financial Corp.^	446,445	11,870,973
Countrywide Financial Corp.	1,019,700	34,302,708
Fannie Mae	937,550	51,171,479
Freddie Mac	697,600	41,500,224
MGIC Investment Corp.	372,500	21,947,700
Washington Mutual, Inc.^	1,063,700	42,952,206

		203,745,290

Total Financials		1,479,636,752

Health Care (6.1%)
Health Care Providers & Services (0.4%)
AmerisourceBergen Corp.	223,800	11,805,450
Tenet Healthcare Corp.*^	623,400	4,008,462

		15,813,912

Pharmaceuticals (5.7%)
Eli Lilly & Co.	508,143	27,292,361
Merck & Co., Inc.	1,517,300	67,019,141
Pfizer, Inc.	5,570,800	140,718,408
Schering-Plough Corp.	919,900	23,466,649

		258,496,559

Total Health Care		274,310,471

Industrials (6.4%)
Aerospace & Defense (1.4%)
Boeing Co.	260,800	23,187,728
Lockheed Martin Corp.	67,700	6,568,254
Northrop Grumman Corp.	465,400	34,541,988

		64,297,970

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	317,500	20,402,550

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	190,200	8,557,098

Industrial Conglomerates (2.9%)
General Electric Co.	3,715,500	131,380,080

Machinery (1.4%)
Cummins, Inc	77,400	11,201,328
Eaton Corp.	303,800	25,385,528
Ingersoll-Rand Co., Ltd., Class A	174,400	7,563,728
SPX Corp.^	278,900	19,578,780

		63,729,364

Total Industrials		288,367,062

Information Technology (4.4%)
Communications Equipment (0.8%)
Cisco Systems, Inc.*	549,700	14,033,841
Nokia Oyj (ADR)*^	951,600	21,810,672

		35,844,513

Computers & Peripherals (1.3%)
Hewlett-Packard Co.	149,400	5,996,916
International Business Machines Corp.	322,000	30,351,720
Lexmark International, Inc., Class A*^	342,300	20,010,858

		56,359,494

Electronic Equipment & Instruments (1.3%)
Arrow Electronics, Inc.*	244,900	9,244,975
Avnet, Inc.*^	172,900	6,248,606
Celestica, Inc. *^	533,000	3,267,290
Flextronics International Ltd.*	1,843,700	$20,170,078
Sanmina-SCI Corp.*	1,589,400	5,753,628
Solectron Corp.*	2,763,600	8,705,340
Tech Data Corp.*	179,700	6,435,057

		59,824,974

IT Services (0.5%)
Accenture Ltd., Class A	280,800	10,822,032
Electronic Data Systems Corp.	432,500	11,971,600

		22,793,632

Software (0.5%)
Microsoft Corp	753,600	21,002,832

Total Information Technology		195,825,445

Materials (4.7%)
Chemicals (2.4%)
Ashland, Inc.	115,000	7,544,000
Dow Chemical Co.	723,900	33,198,054
E.I. du Pont de Nemours & Co.	446,500	22,070,495
Hercules, Inc.*^	195,825	3,826,420
Lubrizol Corp.	264,800	13,645,144
PPG Industries, Inc.	407,800	28,672,418

		108,956,531

Containers & Packaging (1.7%)
Crown Holdings, Inc.*	771,100	18,861,106
Owens-Illinois, Inc.*^	714,900	18,422,973
Smurfit-Stone Container Corp.*^	719,500	8,101,570
Temple-Inland, Inc.	508,700	30,389,738

		75,775,387

Metals & Mining (0.6%)
Arcelor Mittal, Class A (N.Y. Shares)^	515,900	27,285,951

Total Materials		212,017,869

Telecommunication Services (7.1%)
Diversified Telecommunication Services (5.4%)
AT&T, Inc.	3,450,000	136,033,500
Embarq Corp.	247,812	13,964,206
Verizon Communications, Inc.	2,410,400	91,402,368

		241,400,074

Wireless Telecommunication Services (1.7%)
American Tower Corp., Class A*	225,000	8,763,750
Crown Castle International Corp.*	699,800	22,484,574
Sprint Nextel Corp.	2,412,100	45,733,416

		76,981,740

Total Telecommunication Services		318,381,814

Utilities (2.2%)
Electric Utilities (1.3%)
Allegheny Energy, Inc.*	478,500	23,513,490
Entergy Corp.	57,148	5,995,968
Northeast Utilities	179,500	5,882,215
Pinnacle West Capital Corp.^	445,100	21,476,075

		56,867,748

Independent Power Producers & Energy Traders (0.8%)
Constellation Energy Group, Inc.	138,900	12,077,355
TXU Corp.	402,300	25,787,430

		37,864,785

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.1%)
Wisconsin Energy Corp.	45,400	$2,202,808

Total Utilities		96,935,341

Total Common Stocks (96.7%) (Cost $3,598,485,042)		4,350,587,319

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.5%)
Bank of Montreal/Chicago
5.35%, 3/12/09 (l)	$10,000,000	10,000,000
Beta Finance, Inc.
5.37%, 3/10/08 (l)	9,998,092	9,998,092
Calyon/New York
5.37%, 10/14/08 (l)	14,994,680	14,994,680
Comerica Bank
5.35%, 3/16/09 (l)	9,998,794	9,998,794
Concord Minutemen C.C. LLC, Series C
5.31%, 4/3/07	9,957,386	9,957,386
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	7,000,000	7,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
5.40%, 4/2/07 (r)	100,000,000	100,000,000
Dexia Credit Local de France
5.34%, 4/13/07 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.56%, 4/30/08 (l)	10,000,000	10,000,000
Lehman Holdings
5.56%, 3/31/09 (l)	10,000,000	10,000,000
MetLife, Inc.
5.41%, 12/17/07 (l)	12,000,000	12,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley
5.62%, 4/30/08 (l)	15,000,000	15,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	39,111,512	39,111,512
Pricoa Global Funding I
5.37%, 9/22/08 (l)	$10,000,000	$10,000,000
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	7,000,000	7,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	1,999,759	1,999,759
Wells Fargo & Co.
5.55%, 3/27/09 (l)	7,500,000	7,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		294,560,223

Time Deposit (3.4%)
JPMorgan Chase Nassau
4.79%, 4/2/07	151,560,414	151,560,414

Total Short-Term Investments (9.9%) (Amortized Cost $446,120,637)		446,120,637

Total Investments (106.6%) (Cost/Amortized Cost $4,044,605,679)		4,796,707,956
Other Assets Less Liabilities (-6.6%)		(298,671,452)

Net Assets (100%)		$4,498,036,504

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$268,704,193
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$202,675,938

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$803,570,583
Aggregate gross unrealized depreciation	(51,587,910)

Net unrealized appreciation	$751,982,673

Federal income tax cost of investments	$4,044,725,283

At March 31, 2007, the Portfolio had loaned securities with a total value of $289,097,472. This was secured by collateral of $294,560,223 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (42.9%)
Diversified Consumer Services (4.8%)
Career Education Corp.*	26,000	$793,000
H&R Block, Inc.	64,675	1,360,762

		2,153,762

Hotels, Restaurants & Leisure (7.6%)
Carnival Corp.	44,300	2,075,898
Yum! Brands, Inc.	23,900	1,380,464

		3,456,362

Household Durables (7.7%)
Black & Decker Corp.	19,100	1,558,942
Mohawk Industries, Inc.*	23,400	1,919,970

		3,478,912

Leisure Equipment & Products (2.0%)
Mattel, Inc.	32,600	898,782

Media (20.8%)
CBS Corp., Class B	56,800	1,737,512
Gannett Co., Inc.	29,900	1,683,071
Harte-Hanks, Inc.^	31,900	880,121
Interpublic Group of Cos., Inc.*	72,500	892,475
McClatchy Co., Class A^	31,200	986,232
Omnicom Group, Inc.	14,600	1,494,748
Tribune Co.	53,100	1,705,041

		9,379,200

Total Consumer Discretionary		19,367,018

Consumer Staples (5.5%)
Beverages (1.0%)
Constellation Brands, Inc., Class A*	20,900	442,662

Household Products (4.5%)
Clorox Co.	15,400	980,826
Energizer Holdings, Inc.*	12,300	1,049,559

		2,030,385

Total Consumer Staples		2,473,047

Financials (19.6%)
Capital Markets (12.3%)
Franklin Resources, Inc.	10,200	1,232,466
Janus Capital Group, Inc.^	65,400	1,367,514
Northern Trust Corp.	30,500	1,834,270
T. Rowe Price Group, Inc.	24,200	1,141,998

		5,576,248

Commercial Banks (3.0%)
City National Corp./California^	18,500	1,361,600

Insurance (4.3%)
Aflac, Inc.	22,700	1,068,262
HCC Insurance Holdings, Inc.^	27,800	856,240

		1,924,502

Total Financials		8,862,350

Health Care (9.9%)
Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	30,000	1,580,100

Health Care Technology (3.6%)
IMS Health, Inc.	54,500	1,616,470

Life Sciences Tools & Services (2.8%)
Thermo Fisher Scientific, Inc.*	27,400	1,280,950

Total Health Care		4,477,520

Industrials (11.4%)
Building Products (1.5%)
USG Corp.*^	13,900	648,852

Commercial Services & Supplies (9.9%)
Dun & Bradstreet Corp.	13,100	1,194,720
Equifax, Inc.	34,100	$1,242,945
Pitney Bowes, Inc.	45,100	2,047,089

		4,484,754

Total Industrials		5,133,606

Information Technology (7.8%)
Electronic Equipment & Instruments (1.5%)
Anixter International, Inc.*^	10,000	659,400

IT Services (6.3%)
Accenture Ltd., Class A	54,700	2,108,138
Hewitt Associates, Inc., Class A*	25,600	748,288

		2,856,426

Total Information Technology		3,515,826

Total Common Stocks (97.1%) (Cost $40,567,986)		43,829,367

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.6%)
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	$250,000	250,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	3,922,981	3,922,981
Park Sienna LLC
5.30%, 5/4/07	346,938	346,938
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	250,000	250,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		4,769,919

Time Deposit (3.4%)
JPMorgan Chase Nassau
4.79%, 4/2/07	1,548,337	1,548,337

Total Short-Term Investments (14.0%) (Amortized Cost $6,318,256)		6,318,256

Total Investments (111.1%) (Cost/Amortized Cost $46,886,242)		50,147,623
Other Assets Less Liabilities (-11.1%)		(5,003,824)

Net Assets (100%)		$45,143,799

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,537,292
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,647,377

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,811,553
Aggregate gross unrealized depreciation	(636,458)

Net unrealized appreciation	$3,175,095

Federal income tax cost of investments	$46,972,528

At March 31, 2007, the Portfolio had loaned securities with a total value of $4,666,814. This was secured by collateral of $4,769,919 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS: (A)
Automobiles & Components (0.5%)
Aftermarket Technology Corp.*	6,242	$151,556
Autoliv, Inc.	8,748	499,598
Noble International Ltd.	715	11,998
Spartan Motors, Inc.	8,986	208,565

		871,717

Banks (3.5%)
1st Independence Financial Group, Inc.	40	676
1st Source Corp.	700	18,319
Alliance Financial Corp./ New York	49	1,416
American Community Bancshares, Inc.	2,493	28,171
Ameris Bancorp.	1,702	41,665
Banco Latinoamericano de Exportaciones S.A., Class E	3,450	57,408
BankUnited Financial Corp., Class A	1,337	28,358
Banner Corp.	130	5,401
Bar Harbor Bankshares	5	161
Berkshire Hills Bancorp, Inc.	360	12,114
Beverly Hills Bancorp, Inc.	10,780	81,928
BNCCORP, Inc.*	730	12,008
BOE Financial Services of Virginia, Inc.	300	9,378
Britton & Koontz Capital Corp.	700	13,300
Camco Financial Corp.	645	8,282
Carver Bancorp, Inc.	500	8,375
Central Bancorp, Inc./Massachusetts	100	3,045
Centrue Financial Corp.	240	4,649
CFS Bancorp, Inc.	770	11,542
Citizens First Bancorp, Inc.	1,100	25,058
Citizens South Banking Corp.	94	1,174
Codorus Valley Bancorp, Inc.	10	190
Community Capital Corp.	2,086	42,127
Community Central Bank Corp.	220	2,462
Community Financial Corp./Virginia	1,200	14,568
Community Shores Bank Corp.*	10	124
Community Trust Bancorp, Inc.	5,142	186,295
Community West Bancshares	836	13,226
Cowlitz Bancorp*	500	8,500
Delta Financial Corp.	9,740	80,550
Downey Financial Corp.	30	1,936
Exchange National Bancshares, Inc.	280	10,136
Farmer Mac, Class C	5,150	140,080
Farmers Capital Bank Corp.	17	499
Fidelity Southern Corp.	2,200	41,888
First Bancorp of Indiana, Inc.	200	3,520
First Bancshares, Inc./Missouri	100	1,688
First BancTrust Corp.	20	237
First California Financial Group, Inc.*	750	9,487
First Capital, Inc.	110	1,978
First Charter Corp.	240	5,160
First Citizens BancShares, Inc./North Carolina, Class A	280	56,280
First Defiance Financial Corp.	1,476	42,361
First Federal Bancshares of Arkansas, Inc.	320	7,565
First Federal Bankshares, Inc.	700	15,015
First Franklin Corp.	400	7,000
First Indiana Corp.	7,161	156,468
First M&F Corp.	600	$11,040
First Mariner Bancorp, Inc.*	362	5,502
First Merchants Corp.	420	9,962
First Place Financial Corp./Ohio	4,370	93,736
First United Corp.	3,300	74,250
First West Virginia Bancorp, Inc.	100	2,025
FNB United Corp.	2,400	40,200
Franklin Bank Corp./Texas*	11,599	207,274
Great Southern Bancorp, Inc.	1,757	51,445
GS Financial Corp.	200	4,105
Guaranty Federal Bancshares, Inc.	10	293
HF Financial Corp.	880	16,060
HMN Financial, Inc.	100	3,384
Home Federal Bancorp/Indiana	220	6,428
HopFed Bancorp, Inc.	40	639
Horizon Bancorp/Indiana	100	2,691
Intervest Bancshares Corp.*	2,890	82,943
Irwin Financial Corp.	4,150	77,356
ITLA Capital Corp.	3,000	156,060
Lakeland Financial Corp.	800	18,160
Leesport Financial Corp.	525	11,350
LSB Bancshares, Inc./ North Carolina	710	10,401
MASSBANK Corp.	200	6,560
Mayflower Bancorp, Inc.	650	7,481
Meta Financial Group, Inc.	800	25,200
MetroCorp Bancshares, Inc.	741	15,709
MGIC Investment Corp.	990	58,331
MidWestOne Financial Group, Inc.	2,000	34,940
Monarch Community Bancorp, Inc.	480	5,621
MutualFirst Financial, Inc.	200	3,936
National Bankshares, Inc.	570	13,515
NBT Bancorp, Inc.	2,770	64,901
New Hampshire Thrift Bancshares, Inc.	300	4,689
North Central Bancshares, Inc.	100	4,009
North Valley Bancorp	1,760	44,229
Northrim BanCorp, Inc.	105	3,103
OceanFirst Financial Corp.	3,080	53,438
Parkvale Financial Corp.	600	17,526
Peoples Bancorp of North Carolina, Inc.	693	18,572
Peoples Bancorp/Indiana	100	1,959
Peoples BancTrust Co., Inc.	600	11,418
Provident Financial Holdings, Inc.	2,351	64,700
Radian Group, Inc.	12,378	679,305
Renasant Corp.	1,881	46,423
Republic First Bancorp, Inc.*	2,780	35,806
Riverview Bancorp, Inc.	600	9,564
Rurban Financial Corp.	100	1,184
Security Bank Corp./Georgia	8,554	172,278
Shore Bancshares, Inc.	2,104	55,651
Simmons First National Corp., Class A	5,090	153,056
Southwest Bancorp, Inc./Oklahoma	3,030	77,841
Sterling Financial Corp./Washington	160	4,990
Superior Bancorp*	5,240	56,592
Synovus Financial Corp.	48,900	1,581,426
Team Financial, Inc.	200	3,030
TierOne Corp.	8,958	242,224
Timberland Bancorp, Inc./Washington	500	17,625

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Tower Financial Corp.	463	$7,797
United Bancshares, Inc./Ohio	10	162
United Community Financial Corp./Ohio	4,940	54,587
United Security Bancshares, Inc./Alabama	706	20,778
Unity Bancorp, Inc.	1,764	20,921
Vineyard National Bancorp	5,100	117,504
Wainwright Bank & Trust Co.	110	1,406
Washington Savings Bank FSB/Maryland	1,670	14,195
Willow Financial Bancorp, Inc.	210	2,709
WSFS Financial Corp.	1,300	83,824

		6,027,787

Capital Goods (8.2%)
Acuity Brands, Inc.	1,650	89,826
AGCO Corp.*	51,200	1,892,864
Ameron International Corp.	300	19,758
Armor Holdings, Inc.*	2,990	201,317
AZZ, Inc.*	2,460	103,320
Baldwin Technology Co., Class A*	8,340	41,700
Channell Commercial Corp.*	100	398
Chase Corp.	700	22,757
Cohesant Technologies, Inc.	260	1,960
Comfort Systems USA, Inc.	22,730	272,305
Ducommun, Inc.*	6,940	178,566
Eastern Co.	600	16,308
Electro Rent Corp.*	2,344	33,754
EnPro Industries, Inc.*	8,600	310,030
Espey Manufacturing & Electronics Corp.	120	2,358
Esterline Technologies Corp.*	1,360	55,855
Gehl Co.*	3,870	98,221
Goodman Global, Inc.*	267	4,705
Granite Construction, Inc.	11,769	650,355
Hardinge, Inc.	1,280	33,485
Herley Industries, Inc.*	651	10,169
Hurco Cos., Inc.*	4,590	196,682
Huttig Building Products, Inc.*	11,800	71,390
Industrial Distribution Group, Inc.*	2,527	31,562
Infrasource Services, Inc.*	4,580	139,827
Insituform Technologies, Inc., Class A*	12,809	266,299
K-Tron International, Inc.*	600	43,038
Kadant, Inc.*	9,280	235,341
Kaman Corp.	230	5,361
Kennametal, Inc.	16,830	1,137,876
Key Technology, Inc.*	100	1,580
Lawson Products, Inc.	718	27,198
Lydall, Inc.*	10,180	161,760
Meadow Valley Corp.*	2,770	35,899
NACCO Industries, Inc., Class A	100	13,741
Patrick Industries, Inc.*	1,066	12,781
Perini Corp.*	10,900	401,774
Precision Castparts Corp.	2,490	259,085
Preformed Line Products Co.	700	25,893
Regal-Beloit Corp.	10,780	499,976
Robbins & Myers, Inc.	4,510	168,178
Rush Enterprises, Inc., Class A*	2,761	53,039
Rush Enterprises, Inc., Class B*	6,616	119,816
SL Industries, Inc.*	400	6,000
SPX Corp.	2,140	150,228
Standex International Corp.	6,100	173,911
Superior Essex, Inc.*	1,044	36,195
Supreme Industries, Inc., Class A	8,410	49,199
Teleflex, Inc.	18,420	$1,253,849
Tennant Co.	4,660	146,743
Terex Corp.*	12,254	879,347
Thomas & Betts Corp.*	150	7,323
Tredegar Corp.	180	4,102
Trinity Industries, Inc.	39,044	1,636,725
Twin Disc, Inc.	1,220	52,094
United Rentals, Inc.*	3,000	82,500
Universal Security Instruments, Inc.*	320	10,992
URS Corp.*	27,800	1,184,002
W.W. Grainger, Inc.	1,570	121,267
Watts Water Technologies, Inc., Class A	7,940	301,958
Willis Lease Finance Corp.*	4,300	44,333

		14,088,875

Commercial Services & Supplies (3.5%)
A.T. Cross Co., Class A*	300	2,640
Ablest, Inc.*	230	1,704
ABM Industries, Inc.	2,880	76,003
Amrep Corp.	400	30,900
Barrett Business Services, Inc.	3,900	89,895
Bowne & Co., Inc.	7,300	114,829
CBIZ, Inc.*	11,090	78,739
CDI Corp.	8,680	251,026
Champion Industries, Inc.	1,950	16,107
CompuDyne Corp.	1,640	9,955
Consolidated Graphics, Inc.*	6,900	510,945
CRA International, Inc.*	3,500	182,630
Dun & Bradstreet Corp.	14,580	1,329,696
Ecology And Environment, Inc.	650	7,722
Exponent, Inc.*	2,400	47,880
Geo Group, Inc.*	4,410	199,861
GP Strategies Corp.*	6,365	57,921
Herman Miller, Inc.	12,850	430,346
ICT Group, Inc.*	3,720	65,100
IKON Office Solutions, Inc.	100	1,437
Industrial Services of America, Inc.*	370	2,461
Kelly Services, Inc., Class A	12,300	396,060
Kforce, Inc.*	20,100	276,777
Layne Christensen Co.*	220	8,012
Manpower, Inc.	1,650	121,720
Monster Worldwide, Inc.*	1,508	71,434
Nashua Corp.*	900	8,010
National Technical Systems, Inc.*	5,200	31,564
North American Galvanizing & Coating, Inc.*	130	666
RCM Technologies, Inc.*	8,400	59,892
Spherion Corp.*	32,280	284,710
Standard Register Co.	790	9,994
Steelcase, Inc., Class A	4,331	86,144
Taleo Corp., Class A*	8,655	143,500
TeleTech Holdings, Inc.*	20,491	751,815
Tufco Technologies, Inc.*	470	3,840
UTEK Corp.	3,120	41,184
Volt Information Sciences, Inc.*	6,555	171,675
VSE Corp.	1,400	57,624
Waste Industries USA, Inc.	1,971	54,143
Westaff, Inc.*	110	629

		6,087,190

Consumer Durables & Apparel (3.6%)
American Biltrite, Inc.*	120	1,117
American Greetings Corp., Class A	16,000	371,360
Arctic Cat, Inc.	6,660	129,804

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Avatar Holdings, Inc.*	2,435	$173,957
Bassett Furniture Industries, Inc.	2,853	41,996
Brown Shoe Co., Inc.	10,590	444,780
Chromcraft Revington, Inc.*	620	5,964
Craftmade International, Inc.	161	2,430
CSS Industries, Inc.	300	11,244
Culp, Inc.*	8,050	56,994
Cutter & Buck, Inc.	1,360	16,116
Decorator Industries, Inc.	430	3,010
Delta Apparel, Inc.	2,310	40,194
Dixie Group, Inc.*	2,780	33,443
GameTech International, Inc.*	200	2,444
Hooker Furniture Corp.	2,845	57,042
Interface, Inc., Class A	8,300	132,717
Jaclyn, Inc.*	480	5,414
JAKKS Pacific, Inc.*	16,109	385,005
K2, Inc.*	20,670	249,900
La-Z-Boy, Inc.	24,190	299,472
LaCrosse Footwear, Inc.*	110	1,694
Lifetime Brands, Inc.	6,001	125,361
LOUD Technologies, Inc.	676	7,274
Man Sang Holdings, Inc.*	3,430	20,580
Mity Enterprises, Inc.*	410	7,831
Movado Group, Inc.	9,490	279,481
National Presto Industries, Inc.	940	57,942
Oakley, Inc.	3,480	70,087
P&F Industries, Inc., Class A*	200	2,504
Palm Harbor Homes, Inc.*	5,783	82,928
Perry Ellis International, Inc.*	687	21,977
Phillips-Van Heusen Corp.	33,190	1,951,572
Polo Ralph Lauren Corp.	2,260	199,219
Q.E.P. Co., Inc.*	1,580	9,496
RC2 Corp.*	3,580	144,596
Skechers U.S.A., Inc., Class A*	7,120	239,019
Skyline Corp.	3,898	131,519
Stride Rite Corp.	11,390	175,292
Universal Electronics, Inc.*	7,933	221,013
Velcro Industries N.V.	570	9,855
Weyco Group, Inc.	2,487	64,612
Whirlpool Corp.	1	85

		6,288,340

Consumer Services (3.7%)
Ark Restaurants Corp.	145	4,911
Benihana, Inc., Class A*	6,020	170,607
Bob Evans Farms, Inc.	16,834	622,016
Bowl America, Inc.	2,800	46,200
Brinker International, Inc.	7,310	239,037
Burger King Holdings, Inc.	12,300	265,680
Carriage Services, Inc.*	1,570	12,701
CBRL Group, Inc.	16,226	751,264
CEC Entertainment, Inc.*	360	14,954
Champps Entertainment, Inc.*	450	2,547
CPI Corp.	1,500	78,765
Dover Motorsports, Inc.	3,380	17,745
Famous Dave’s of America, Inc.*	3,200	57,824
Friendly Ice Cream Corp.*	3,290	48,922
Frisch’s Restaurants, Inc.	3,500	131,250
ILX Resorts, Inc.	880	8,184
Interstate Hotels & Resorts, Inc.*	16,500	104,115
J. Alexander’s Corp.	850	9,393
Jack in the Box, Inc.*	760	52,539
Jackson Hewitt Tax Service, Inc.	8,390	269,990
Marcus Corp.	10,700	248,882
McCormick & Schmick’s Seafood Restaurants, Inc.*	6,165	165,284
Mexican Restaurants, Inc.*	978	9,379
Nathan’s Famous, Inc.*	1,120	16,800
Nobel Learning Communities, Inc.*	920	$13,929
O’Charley’s, Inc.*	3,256	62,808
Red Lion Hotels Corp.*	10,000	124,400
Royal Caribbean Cruises Ltd.	640	26,982
Rubio’s Restaurants, Inc.*	10	114
Service Corp. International	107,640	1,276,611
Silverleaf Resorts, Inc.*	300	1,392
Sotheby’s, Inc.	1,830	81,398
Speedway Motorsports, Inc.	7,246	280,783
Star Buffet, Inc.	1,700	14,195
Steak n Shake Co.*	18,000	301,860
Stewart Enterprises, Inc., Class A	60,165	484,930
Trump Entertainment Resorts, Inc.*	476	8,601
WMS Industries, Inc.*	9,700	380,628

		6,407,620

Diversified Financials (3.8%)
A.G. Edwards, Inc.	31,000	2,144,580
Advanta Corp., Class A	440	17,635
Advanta Corp., Class B	970	42,525
Asta Funding, Inc.	1,573	67,922
Cash America International, Inc.	6,720	275,520
CompuCredit Corp.*	5,857	182,856
Consumer Portfolio Services, Inc.*	11,450	70,418
Dollar Financial Corp.*	3,820	96,646
EZCORP, Inc., Class A*	12,630	186,040
First Cash Financial Services, Inc.*	191	4,255
First Marblehead Corp.	21,800	978,602
Knight Capital Group, Inc., Class A*	53,694	850,513
PICO Holdings, Inc.*	3,644	155,635
QC Holdings, Inc.	740	9,835
Raymond James Financial, Inc.	39,100	1,163,616
SEI Investments Co.	310	18,671
SWS Group, Inc.	11,880	294,743

		6,560,012

Energy (5.5%)
Adams Resources & Energy, Inc.	1,610	59,023
Basic Energy Services, Inc.*	6,970	162,401
Bronco Drilling Co., Inc.*	7,700	127,589
Callon Petroleum Co.*	12,058	163,627
Dawson Geophysical Co.*	690	34,176
ENSCO International, Inc.	43,000	2,339,200
Global Industries Ltd.*	3,220	58,894
GulfMark Offshore, Inc.*	8,900	388,485
Helmerich & Payne, Inc.	7,260	220,268
Horizon Offshore, Inc.*	970	14,026
Input/Output, Inc.*	37,800	520,884
Marathon Oil Corp.	43	4,250
Mariner Energy, Inc.*	33,390	638,751
Rosetta Resources, Inc.*	7,770	159,596
SEACOR Holdings, Inc.*	7,290	717,336
Superior Energy Services, Inc.*	40,754	1,404,790
Teton Energy Corp.*	10,100	48,884
Tidewater, Inc.	27,380	1,603,920
Trico Marine Services, Inc.*	2,150	80,109
Unit Corp.*	5,937	300,353
VAALCO Energy, Inc.*	790	4,092
Western Refining, Inc.	10,250	399,955
World Fuel Services Corp.	590	27,293

		9,477,902

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.6%)
Arden Group, Inc., Class A	583	$77,830
Great Atlantic & Pacific Tea Co., Inc.	8,610	285,680
Performance Food Group Co.*	1,310	40,440
Spartan Stores, Inc.	11,245	301,366
Topps Co., Inc.	5,717	55,569
Weis Markets, Inc.	6,100	272,670

		1,033,555

Food, Beverage & Tobacco (1.4%)
Corn Products International, Inc.	28,690	1,021,077
J & J Snack Foods Corp.	2,030	80,165
Monterey Gourmet Foods, Inc.*	6,430	27,520
National Beverage Corp.*	2,220	38,939
Omega Protein Corp.*	10,880	75,943
Ralcorp Holdings, Inc.*	8,060	518,258
Seaboard Corp.	300	678,000
Seneca Foods Corp., Class B*	300	8,418
Tasty Baking Co.	5,580	48,713

		2,497,033

Health Care Equipment & Services (3.7%)
Air Methods Corp.*	1,320	31,706
Allied Healthcare Products, Inc.*	2,738	16,579
Almost Family, Inc.*	400	9,960
Amedisys, Inc.*	3,515	113,991
American Shared Hospital Services	2,500	14,750
Analogic Corp.	1,910	120,101
Angeion Corp.*	980	14,406
Anika Therapeutics, Inc.	5,231	64,603
Atrion Corp.	220	20,200
Cardiac Science Corp.*	11,240	102,846
Cholestech Corp.*	4,519	77,908
Dade Behring Holdings, Inc.	935	41,000
Datascope Corp.	5,380	194,702
Edwards Lifesciences Corp.*	2,760	139,932
Emdeon Corp.*	93,185	1,409,889
Enpath Medical, Inc.*	100	1,000
Gentiva Health Services, Inc.*	5,162	104,118
Hanger Orthopedic Group, Inc.*	10,280	119,968
Health Net, Inc.*	3,453	185,806
Humana, Inc.*	21,300	1,235,826
Immucor, Inc.*	24,947	734,190
IntegraMed America, Inc.*	1,107	16,550
Kewaunee Scientific Corp.	640	6,816
Kindred Healthcare, Inc.*	1,480	48,514
Laboratory Corp. of America Holdings*	8	581
Manor Care, Inc.	1,056	57,404
MedCath Corp.*	4,501	122,877
National Dentex Corp.*	3,210	45,197
National Healthcare Corp.	265	13,510
National Medical Health Card Systems, Inc.*	1,190	18,409
Neogen Corp.*	2	47
NovaMed, Inc.*	6,174	40,008
Nutraceutical International Corp.*	6,300	103,950
Omnicell, Inc.*	1,060	22,175
Orthofix International N.V.*	4,940	252,187
PDI, Inc.*	8,910	84,823
Res-Care, Inc.*	11,761	205,818
Sonic Innovations, Inc.*	13,634	115,207
Span-America Medical Systems, Inc.	1,700	27,047
SRI/Surgical Express, Inc.*	261	1,315
Theragenics Corp.*	2,740	17,152
Viasys Healthcare, Inc.*	14,400	$489,456
Zoll Medical Corp.*	800	21,320

		6,463,844

Household & Personal Products (1.3%)
Estee Lauder Cos., Inc., Class A	10,780	526,603
Geopharma, Inc.*	2,337	10,283
Natural Alternatives International, Inc.*	3,700	29,674
NBTY, Inc.*	23,813	1,263,042
Nu Skin Enterprises, Inc., Class A	18,014	297,591
Oil-Dri Corp. of America	2,362	39,445
Parlux Fragrances, Inc.*	6,700	37,386
Schiff Nutrition International, Inc.*	1,700	11,679

		2,215,703

Insurance (6.0%)
Alleghany Corp.*	21	7,621
American Equity Investment Life Holding Co.	4,040	53,045
American Financial Group, Inc./Ohio	20,850	709,734
American National Insurance Co.	2,444	312,661
American Safety Insurance Holdings Ltd.*	700	13,342
Arch Capital Group Ltd.*	23,819	1,624,694
Aspen Insurance Holdings Ltd.	38,770	1,016,162
CNA Financial Corp.*	30,650	1,320,708
Crawford & Co., Class B	6,040	35,032
Delphi Financial Group, Inc., Class A	6,750	271,553
Endurance Specialty Holdings Ltd.	19,670	703,006
FBL Financial Group, Inc., Class A	2,000	78,260
Great American Financial Resources, Inc.	200	4,896
HCC Insurance Holdings, Inc.	49,300	1,518,440
Horace Mann Educators Corp.	570	11,714
IPC Holdings Ltd.	12,000	346,200
Kansas City Life Insurance Co.	10	450
KMG America Corp.*	13,840	64,079
Max Reinsurance Capital Ltd.	7,435	189,444
Meadowbrook Insurance Group, Inc.*	4,550	50,005
National Western Life Insurance Co., Class A	699	171,115
NYMAGIC, Inc.	1,830	74,756
Odyssey Reinsurance Holdings Corp.	1,730	68,006
Old Republic International Corp.	2,412	53,353
PartnerReinsurance Ltd.	6,770	464,016
Presidential Life Corp.	108	2,130
Reinsurance Group of America, Inc.	15,400	888,888
RTW, Inc.*	290	2,369
Unico American Corp.*	2,560	32,435
United America Indemnity Ltd., Class A*	3,550	82,360
Wesco Financial Corp.	200	92,000

		10,262,474

Materials (5.8%)
Allegheny Technologies, Inc.	20,300	2,165,807
Bairnco Corp.	200	2,690
CF Industries Holdings, Inc.	4,800	185,040

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Chaparral Steel Co.	1,126	$65,499
FMC Corp.	21,300	1,606,659
Freeport-McMoRan Copper & Gold, Inc.	7,700	509,663
Friedman Industries, Inc.	450	4,158
Hercules, Inc.*	20,050	391,777
Innospec, Inc.	5,910	340,652
Martin Marietta Materials, Inc.	820	110,864
Material Sciences Corp.*	8,420	84,032
Metal Management, Inc.	13,240	611,688
NN, Inc.	6,365	79,499
Northwest Pipe Co.*	700	27,881
Packaging Corp. of America	880	21,472
Penford Corp.	1,158	23,322
Schulman (A.), Inc.	7,860	185,182
Southern Copper Corp.	18,670	1,337,892
Stepan Co.	2,560	67,200
Texas Industries, Inc.	600	45,318
U.S. Concrete, Inc.*	240	1,877
United States Steel Corp.	19,500	1,933,815
Universal Stainless & Alloy Products, Inc.*	2,700	128,169
Vulcan Materials Co.	400	46,592

		9,976,748

Media (1.3%)
Alloy, Inc.*	4,540	53,935
Harris Interactive, Inc.*	29,400	177,282
Live Nation, Inc.*	29,300	646,358
Media General, Inc., Class A	8,820	336,571
Mediacom Communications Corp., Class A*	28,100	228,734
Playboy Enterprises, Inc., Class A*	14,350	144,218
Regent Communications, Inc.*	2,978	9,589
Saga Communications, Inc., Class A*	11,500	111,895
Scholastic Corp.*	16,669	518,406
Traffix, Inc.	5,527	30,620
Value Line, Inc.	100	4,780

		2,262,388

Pharmaceuticals & Biotechnology (3.8%)
Albany Molecular Research, Inc.*	13,087	128,907
Applera Corp.- Celera Group*	329	4,672
Bio-Rad Laboratories, Inc., Class A*	5,280	368,755
Bruker BioSciences Corp.*	20,238	212,904
Celgene Corp.*	31,911	1,674,051
Digene Corp.*	3,008	127,569
Harvard Bioscience, Inc.*	19,638	94,655
Infinity Pharmaceuticals, Inc.*	3,327	40,057
Kendle International, Inc.*	7,517	267,004
King Pharmaceuticals, Inc.*	77,100	1,516,557
MEDTOX Scientific, Inc.*	4,400	80,960
New Brunswick Scientific Co., Inc.*	2,080	16,785
Parexel International Corp.*	16,340	587,750
PerkinElmer, Inc.	28,560	691,723
Perrigo Co.	29,548	521,818
Sciele Pharma, Inc.*	7,765	183,875
Stratagene Corp.*	4,822	39,155

		6,557,197

Real Estate (6.8%)
American Campus Communities, Inc. (REIT)	2,490	75,422
American Spectrum Realty, Inc.*	200	5,404
Ashford Hospitality Trust, Inc. (REIT)	28,054	$334,965
Associated Estates Realty Corp. (REIT)	100	1,409
CBL & Associates Properties, Inc. (REIT)	26,579	1,191,802
Cedar Shopping Centers, Inc. (REIT)	20,050	324,810
Eagle Hospitality Properties Trust, Inc. (REIT)	11,200	124,880
Extra Space Storage, Inc. (REIT)	9,130	172,922
Franklin Street Properties Corp. (REIT)	22,891	439,049
Gladstone Commercial Corp. (REIT)	210	4,211
Highland Hospitality Corp. (REIT)	21,900	389,820
Home Properties, Inc. (REIT)	1,510	79,743
Hospitality Properties Trust (REIT)	11,160	522,288
HRPT Properties Trust (REIT)	94,769	1,165,659
Income Opportunity Realty Investors (REIT)*	610	3,660
Innkeepers USA Trust (REIT)	11,590	188,685
Intergroup Corp.*	100	1,993
iStar Financial, Inc. (REIT)	29,589	1,385,653
J.W. Mays, Inc.*	200	4,300
Kite Realty Group Trust (REIT)	2,220	44,289
LaSalle Hotel Properties (REIT)	1,850	85,766
Lexington Realty Trust (REIT)	27,195	574,630
LTC Properties, Inc. (REIT)	7,200	186,552
Medical Properties Trust, Inc. (REIT)	17,010	249,877
Mission West Properties, Inc. (REIT)	7,370	106,570
Monmouth Capital Corp.	2,376	13,139
Monmouth, Class A (REIT)	5,358	46,186
Move, Inc.*	5,190	28,753
National Health Investors, Inc. (REIT)	160	5,014
National Retail Properties, Inc. (REIT)	22,070	533,873
One Liberty Properties, Inc. (REIT)	2,920	66,605
Ramco-Gershenson Properties Trust (REIT)	3,340	119,271
Republic Property Trust (REIT)	13,805	158,620
Spirit Finance Corp. (REIT)	46,402	691,390
Strategic Hotels & Resorts, Inc. (REIT)	32,683	747,460
Stratus Properties, Inc.*	100	3,362
Sunstone Hotel Investors, Inc. (REIT)	34,650	944,559
Supertel Hospitality, Inc. (REIT)	6,480	49,442
United Capital Corp.*	600	20,466
Urstadt Biddle Properties, Inc. (REIT)	400	7,260
Urstadt Biddle Properties, Inc., Class A (REIT)	14,890	291,249
Wellsford Real Properties, Inc.*	940	7,360
Winston Hotels, Inc. (REIT)	9,118	137,044
Winthrop Realty Trust (REIT)	19,670	130,019

		11,665,431

Retailing (6.8%)
1-800 Contacts, Inc.*	1,360	22,848
1-800-FLOWERS.COM, Inc., Class A*	17,146	133,396

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Aaron Rents, Inc.	4,140	$109,462
Aaron Rents, Inc., Class A	3,210	77,104
Asbury Automotive Group, Inc.	560	15,820
AutoNation, Inc.*	5,930	125,953
AutoZone, Inc.*	900	115,326
Big Lots, Inc.*	64,970	2,032,262
Bon-Ton Stores, Inc.	3,260	183,342
Books-A-Million, Inc.	3,080	43,859
Cache, Inc.*	2,710	48,103
Cato Corp., Class A	13,980	326,992
Charlotte Russe Holding, Inc.*	8,860	255,788
Charming Shoppes, Inc.*	45,070	583,656
Coast Distribution System, Inc.	2,700	21,060
Collegiate Pacific, Inc.	3,610	28,158
Cost-U-Less, Inc.*	1,850	16,632
DEB Shops, Inc.	2,033	55,054
Dillards, Inc., Class A	2,890	94,590
Educational Development Corp.	890	6,951
Finlay Enterprises, Inc.*	1,600	9,296
Franklin Covey Co.*	12,800	101,120
Gottschalks, Inc.*	4,480	63,930
GSI Commerce, Inc.*	470	10,617
Gymboree Corp.*	14,458	579,332
Hastings Entertainment, Inc.*	2,700	16,470
Haverty Furniture Cos., Inc.	14,780	206,920
IAC/InterActiveCorp*	36,100	1,361,331
Jennifer Convertibles, Inc.*	910	4,241
Keystone Automotive Industries, Inc.*	5,925	199,672
Kirkland’s, Inc.*	8,610	42,792
Men’s Wearhouse, Inc.	16,380	770,679
Midas, Inc.*	1,770	38,179
Monro Muffler, Inc.	7,462	261,916
Nordstrom, Inc.	70	3,706
OfficeMax, Inc.	28,800	1,518,912
Restoration Hardware, Inc.*	18,937	124,227
Rex Stores Corp.*	3,440	56,278
Sherwin-Williams Co.	24,480	1,616,659
Shoe Carnival, Inc.*	5,390	179,487
Shoe Pavilion, Inc.*	4,210	26,102
Source Interlink Cos., Inc.*	20,020	134,334
Systemax, Inc.	3,540	66,304
Tandy Leather Factory, Inc.*	3,500	25,200
Trans World Entertainment Corp.*	16,855	95,736

		11,809,796

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Energy Industries, Inc.*	55	1,157
AMIS Holdings, Inc.*	20,560	225,132
Amtech Systems, Inc.*	2,100	15,288
Asyst Technologies, Inc.*	6,859	48,219
Axcelis Technologies, Inc.*	7,770	59,363
Cymer, Inc.*	11,460	476,163
Entegris, Inc.*	4,520	48,364
Exar Corp.*	17,301	229,065
FEI Co.*	1,235	44,534
FSI International, Inc.*	16,135	72,124
Integrated Device Technology, Inc.*	79,307	1,222,914
International Rectifier Corp.*	17,200	657,212
InTEST Corp.*	2,500	11,250
Lattice Semiconductor Corp.*	23,851	139,528
LSI Logic Corp.*	145,750	1,521,630
Micron Technology, Inc.*	60	725
MKS Instruments, Inc.*	14,468	369,223
Novellus Systems, Inc.*	21,872	700,341
Pericom Semiconductor Corp.*	8,600	$84,108
RF Micro Devices, Inc.*	88,635	552,196
Rudolph Technologies, Inc.*	11,989	209,088
Semitool, Inc.*	11,870	154,310
SRS Labs, Inc.*	3,000	41,790
Standard Microsystems Corp.*	929	28,372
TriQuint Semiconductor, Inc.*	64,500	322,500
Varian Semiconductor Equipment Associates, Inc.*	4,770	254,623
Veeco Instruments, Inc.*	15,300	298,350
White Electronic Designs Corp.*	3,037	20,226

		7,807,795

Software & Services (7.7%)
American Software, Inc., Class A	3,770	30,348
Aspen Technology, Inc.*	24,000	312,000
BMC Software, Inc.*	67,650	2,082,943
Cadence Design Systems, Inc.*	1,710	36,013
Captaris, Inc.*	7,564	43,796
Cass Information Systems, Inc.	742	25,050
Ceridian Corp.*	474	16,514
Ciber, Inc.*	32,270	253,965
Cognizant Technology Solutions Corp., Class A*	23,300	2,056,691
Computer Sciences Corp.*	380	19,809
Computer Task Group, Inc.*	2,333	10,522
Convergys Corp.*	37,050	941,440
CSP, Inc.*	1,660	15,322
Dynamics Research Corp.*	3,880	44,232
Edgewater Technology, Inc.*	2,910	24,560
ePlus, Inc.*	2,280	24,282
Evans & Sutherland Computer Corp.*	2,111	6,650
Forrester Research, Inc.*	7,210	204,476
Goldleaf Financial Solutions, Inc.*	1,810	11,910
iBasis, Inc.*	600	6,594
Inforte Corp.*	7,600	26,372
Integral Systems, Inc.	1	24
Lawson Software, Inc.*	56,853	459,941
Lightbridge, Inc.*	12,694	223,034
Mapinfo Corp.*	32	644
Mentor Graphics Corp.*	48,700	795,758
Moldflow Corp.*	2,394	35,982
MPS Group, Inc.*	43,670	617,930
Ness Technologies, Inc.*	10,860	138,791
NetManage, Inc.*	1,900	9,975
NetScout Systems, Inc.*	14,660	132,673
SAVVIS, Inc.*	15,059	721,025
SonicWALL, Inc.*	30,741	256,995
SPSS, Inc.*	4,502	162,522
Sybase, Inc.*	48,440	1,224,563
Synopsys, Inc.*	55,293	1,450,335
TechTeam Global, Inc.*	1,510	18,875
THQ, Inc.*	2,120	72,483
United Online, Inc.	36,425	511,043
Versant Corp.*	570	9,662
Vignette Corp.*	9,990	185,514

		13,221,258

Technology Hardware & Equipment (5.1%)
Aetrium, Inc.	920	3,422
Allied Motion Technologies, Inc.*	2,600	16,614
American Technical Ceramics Corp.*	3,220	44,726
Astro-Med, Inc.	3,625	39,875
Avici Systems, Inc.*	430	4,911

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Avnet, Inc.*	39,500	$1,427,530
Avocent Corp.*	9,050	244,078
AVX Corp.	24,560	373,312
Bell MicroProducts, Inc.*	15,800	101,120
Black Box Corp.	6,702	244,891
Bonso Electronic International, Inc.	2,337	9,558
Brocade Communications Systems, Inc.*	119,097	1,133,803
Coherent, Inc.*	17,054	541,294
CommScope, Inc.*	210	9,009
Communications Systems, Inc.	2,110	21,902
CTS Corp.	16,170	223,469
Digi International, Inc.*	6,062	76,987
Electro Scientific Industries, Inc.*	8,318	160,038
EMS Technologies, Inc.*	6,305	121,497
Flextronics International Ltd.*	77	842
Frequency Electronics, Inc.	3,110	33,961
Gerber Scientific, Inc.*	14,050	149,070
Globecomm Systems, Inc.*	4,033	43,153
Harmonic, Inc.*	1,590	15,614
Imation Corp.	2,941	118,758
Insight Enterprises, Inc.*	610	10,968
IntriCon Corp.*	3,000	17,700
Keithley Instruments, Inc.	2,500	38,225
Komag, Inc.*	13,220	432,691
Merix Corp.*	11,036	90,716
Mesa Laboratories, Inc.	400	7,582
Methode Electronics, Inc.	14,400	212,688
Mettler-Toledo International, Inc.*	10	896
MOCON, Inc.*	180	2,315
Newport Corp.*	19,470	318,724
NU Horizons Electronics Corp.*	4,985	52,492
O.I. Corp.	700	8,033
Oplink Communications, Inc.*	8,500	152,745
Paxar Corp.*	10,950	314,265
PC Connection, Inc.*	200	2,860
PC-Tel, Inc.*	11,385	115,785
Perceptron, Inc.*	2,550	22,950
Printronix, Inc.	790	10,942
Richardson Electronics Ltd.	3,011	28,123
Spectrum Control, Inc.*	5,990	73,677
STEC, Inc.*	15,200	107,008
Symmetricom, Inc.*	8,050	66,815
Technitrol, Inc.	7,810	204,544
Tekelec*	3,123	46,564
TESSCO Technologies, Inc.*	1,845	50,166
Tollgrade Communications, Inc.*	8,824	110,829
Vicon Industries, Inc.*	100	995
Vishay Intertechnology, Inc.*	68,919	963,488
Zygo Corp.*	11,811	189,094

		8,813,314

Telecommunication Services (2.0%)
Atlantic Tele-Network, Inc.	250	6,533
CT Communications, Inc.	7,184	173,134
D&E Communications, Inc.	3,930	52,348
FiberNet Telecom Group, Inc.*	100	823
Gilat Satellite Networks Ltd.*	18,547	153,013
Golden Telecom, Inc.	2,001	110,815
HickoryTech Corp.	720	4,990
Level 3 Communications, Inc.*	95,959	585,350
NII Holdings, Inc.*	25,300	1,876,754
PAETEC Holding Corp.*	930	9,746
Premiere Global Services, Inc.*	31,315	351,354
USA Mobility, Inc.	2,986	59,511

		3,384,371

Transportation (2.1%)
ABX Air, Inc.*	800	$5,480
AirNet Systems, Inc.*	1,790	5,746
Alaska Air Group, Inc.*	21,360	813,816
B&H Ocean Carriers Ltd.*	3,440	62,952
Frozen Food Express Industries, Inc.	711	5,915
Hub Group, Inc., Class A*	400	11,596
International Shipholding Corp.*	430	7,895
Mesa Air Group, Inc.*	18,900	142,317
P.A.M. Transportation Services, Inc.*	3,038	62,644
Pacer International, Inc.	15,800	425,652
Park-Ohio Holdings Corp.*	100	1,850
Republic Airways Holdings, Inc.*	9,009	206,847
Ryder System, Inc.	16,010	789,933
Saia, Inc.*	7,363	174,871
SkyWest, Inc.	31,541	846,245
U.S. Xpress Enterprises, Inc., Class A*	4,882	84,263

		3,648,022

Utilities (1.7%)
Artesian Resources Corp., Class A	1,021	21,033
BIW Ltd.	340	6,001
Central Vermont Public Service Corp.	200	5,764
CH Energy Group, Inc.	1,203	58,574
Delta Natural Gas Co., Inc.	100	2,500
Energy West, Inc.	200	2,850
Florida Public Utilities Co.	1,050	13,020
MDU Resources Group, Inc.	8,340	239,692
Nicor, Inc.	8,590	415,928
Northeast Utilities	4,097	134,259
OGE Energy Corp.	1,160	45,008
Pinnacle West Capital Corp.	19,500	940,875
Portland General Electric Co.	550	16,060
Puget Energy, Inc.	200	5,136
RGC Resources, Inc.	200	5,670
SJW Corp.	3,400	137,632
Unisource Energy Corp.	1,070	40,178
Westar Energy, Inc.	27,660	761,203

		2,851,383

Total Common Stocks (92.9%) (Cost $129,421,953)		160,279,755

	Principal Amount
SHORT-TERM INVESTMENTS:
Repurchase Agreement (5.4%)
Custodian Trust Co., dated 3/30/07, due 4/2/07 at 5.10% with a maturity value of $9,234,260 (fully collateralized by U.S. Government Securities with a value of $9,499,184).	$9,230,337	9,230,337

Collateral for Securities Sold Short (94.2%)
Custodian Trust Company Sweep,
5.14%, 4/2/07	162,560,428	162,560,428

Total Short-Term Investments (99.6%) (Amortized Cost $171,790,765)		171,790,765

Total Investments before Securities Sold Short (192.5%) (Cost/Amortized Cost $301,212,718)		332,070,520

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
Automobiles & Components (-0.9%)
Coachmen Industries, Inc.	(1,150)	$(12,109)
Drew Industries, Inc.*	(4,400)	(126,192)
Fleetwood Enterprises, Inc.*	(5,470)	(43,268)
Gentex Corp.	(47,380)	(769,925)
Proliance International, Inc.*	(7,700)	(29,106)
Tenneco, Inc.*	(22,360)	(569,286)

		(1,549,886)

Banks (-6.5%)
Associated Banc-Corp.	(5,830)	(195,888)
Astoria Financial Corp.	(43,500)	(1,156,665)
Capitol Federal Financial	(5,515)	(208,522)
Centerline Holding Co.*	(380)	(7,353)
Citizens Banking Corp./Michigan	(11,280)	(249,965)
Commerce Bancorp, Inc./New Jersey	(29,700)	(991,386)
IndyMac Bancorp, Inc.	(24,560)	(787,148)
Investors Bancorp, Inc.*	(17,400)	(251,256)
Kearny Financial Corp.	(5,511)	(79,248)
Municipal Mortgage & Equity LLC	(12,190)	(347,415)
New York Community Bancorp, Inc.	(91,800)	(1,614,762)
Pacific Capital Bancorp	(170)	(5,461)
Popular, Inc.	(73,900)	(1,223,784)
Sovereign Bancorp, Inc.	(69,800)	(1,775,712)
UCBH Holdings, Inc.	(178)	(3,314)
Valley National Bancorp	(61,000)	(1,540,250)
Wauwatosa Holdings, Inc.*	(5,583)	(97,591)
Westamerica Bancorp	(11,090)	(534,205)
Yardville National Bancorp	(3,307)	(120,077)

		(11,190,002)

Capital Goods (-5.4%)
3D Systems Corp.*	(700)	(15,337)
Accuride Corp.*	(300)	(4,380)
Actuant Corp., Class A	(15,100)	(767,231)
Allied Defense Group, Inc.*	(2,580)	(22,059)
American Ecology Corp.	(2,860)	(54,940)
American Superconductor Corp.*	(14,785)	(199,154)
Blount International, Inc.*	(23,700)	(295,065)
Briggs & Stratton Corp.	(15,729)	(485,240)
Bucyrus International, Inc., Class A	(152)	(7,828)
Columbus McKinnon Corp.*	(12,200)	(273,158)
Commercial Vehicle Group, Inc.*	(11,100)	(225,489)
CPI Aerostructures, Inc.*	(400)	(2,744)
Dynamic Materials Corp.*	(6,200)	(202,864)
DynCorp International, Inc., Class A*	(556)	(8,390)
Energy Conversion Devices, Inc.*	(4,600)	(160,724)
Environmental Tectonics Corp.	(2,000)	(7,680)
Fiberstars, Inc.	(8,000)	(45,200)
Flow International Corp.*	(14,086)	(151,284)
Freightcar America, Inc.	(6,096)	(293,644)
Greenbrier Cos., Inc.	(6,900)	(184,230)
H&E Equipment Services, Inc.*	(6,400)	(137,600)
Hexcel Corp.*	(58,880)	(1,168,768)
Innovative Solutions & Support, Inc.*	(2,000)	(50,640)
Joy Global, Inc.	(35,500)	(1,522,950)
MTC Technologies, Inc.*	(2,900)	(60,987)
Omega Flex, Inc.	(970)	(21,893)
Oshkosh Truck Corp.	(1,700)	(90,100)
Pentair, Inc.	(31,900)	(994,004)
Plug Power, Inc.*	(25,000)	$(79,000)
Power-One, Inc.*	(6,197)	(35,447)
UAP Holding Corp.	(17,317)	(447,644)
Ultralife Batteries, Inc.*	(7,800)	(84,240)
Wabash National Corp.	(20,770)	(320,273)
WESCO International, Inc.*	(13,210)	(829,324)
Williams Scotsman International, Inc.*	(5,710)	(112,259)

		(9,361,770)

Commercial Services & Supplies (-1.8%)
ACCO Brands Corp.*	(4,280)	(103,105)
Advisory Board Co.*	(11,200)	(566,944)
ChoicePoint, Inc.*	(36,300)	(1,358,709)
Corporate Executive Board Co.	(9,558)	(726,026)
Global Cash Access Holdings, Inc.*	(17,100)	(285,399)
PeopleSupport, Inc.*	(2,610)	(29,884)
SIRVA, Inc.*	(15,230)	(54,371)
TRC Cos., Inc.*	(530)	(5,348)

		(3,129,786)

Consumer Durables & Apparel (-5.6%)
Ashworth, Inc.*	(8,080)	(61,166)
Black & Decker Corp.	(17,600)	(1,436,512)
Brunswick Corp.	(46,510)	(1,481,343)
Centex Corp.	(29,205)	(1,220,185)
Furniture Brands International, Inc.	(4,800)	(75,304)
K-Swiss, Inc., Class A	(12,500)	(337,750)
KB Home	(640)	(27,309)
Lazare Kaplan International, Inc.*	(4,700)	(37,882)
Lennar Corp., Class A	(400)	(16,884)
Levitt Corp., Class A	(11,700)	(108,927)
M.D.C. Holdings, Inc.	(22,330)	(1,073,403)
Marine Products Corp.	(980)	(9,378)
MarineMax, Inc.*	(600)	(13,908)
Newell Rubbermaid, Inc.	(14,734)	(458,080)
Phoenix Footwear Group, Inc.*	(1,110)	(5,050)
Pulte Homes, Inc.	(7,271)	(192,391)
Russ Berrie & Co., Inc.*	(5,622)	(79,270)
Ryland Group, Inc.	(1,420)	(59,910)
Sealy Corp.	(12,400)	(216,752)
Timberland Co., Class A*	(25,500)	(663,765)
Toll Brothers, Inc.*	(47,600)	(1,303,288)
Under Armour, Inc., Class A*	(10,000)	(513,000)
Volcom, Inc.*	(7,600)	(261,136)

		(9,652,593)

Consumer Services (-3.8%)
Applebee’s International, Inc.	(19)	(471)
Bally Technologies, Inc.*	(30,500)	(719,190)
Boyd Gaming Corp.	(3,487)	(166,121)
Buca, Inc.*	(9,320)	(51,260)
Career Education Corp.*	(39,000)	(1,189,500)
Cheesecake Factory, Inc.*	(14,835)	(395,353)
Corinthian Colleges, Inc.*	(20,168)	(277,310)
Isle of Capri Casinos, Inc.*	(8,400)	(215,208)
Magna Entertainment Corp., Class A*	(8,800)	(32,032)
Nevada Gold & Casinos, Inc.*	(2,100)	(4,221)
P.F. Chang’s China Bistro, Inc.*	(400)	(16,752)
Panera Bread Co., Class A*	(100)	(5,906)
Progressive Gaming International Corp.*	(18,700)	(84,150)
Red Robin Gourmet Burgers, Inc.*	(6,770)	(262,811)
Ruth’s Chris Steak House*	(4,200)	(85,512)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Scientific Games Corp., Class A*	(32,600)	$(1,070,258)
Six Flags, Inc.*	(29,250)	(175,793)
Strayer Education, Inc.	(6,481)	(810,125)
Texas Roadhouse, Inc., Class A*	(24,731)	(352,417)
Triarc Cos., Inc., Class B	(8,450)	(145,255)
Universal Technical Institute, Inc.*	(12,252)	(282,776)
Weight Watchers International, Inc.	(3,290)	(151,636)

		(6,494,057)

Diversified Financials (-2.2%)
Asset Acceptance Capital Corp.*	(2,740)	(42,388)
Calamos Asset Management, Inc., Class A	(14,500)	(323,640)
Cash Systems, Inc.*	(4,890)	(28,949)
E*Trade Financial Corp.*	(13,732)	(291,393)
Encore Capital Group, Inc.*	(2,110)	(20,973)
Jefferies Group, Inc.	(53,300)	(1,543,035)
MarketAxess Holdings, Inc.*	(7,540)	(126,220)
Marlin Business Services Corp.*	(1,820)	(39,822)
Nasdaq Stock Market, Inc.*	(30,100)	(885,241)
optionsXpress Holdings, Inc.	(1,090)	(25,658)
Sanders Morris Harris Group, Inc.	(8,923)	(95,030)
Stifel Financial Corp.*	(70)	(3,101)
Thomas Weisel Partners Group, Inc.*	(4,600)	(87,492)
W.P. Stewart & Co., Ltd.	(23,200)	(233,624)

		(3,746,566)

Energy (-5.4%)
Alon USA Energy, Inc.	(1,380)	(49,956)
Atlas America, Inc.*	(1,502)	(84,848)
Carrizo Oil & Gas, Inc.*	(11,350)	(396,796)
Cheniere Energy, Inc.*	(28,400)	(884,660)
Clayton Williams Energy, Inc.*	(3,910)	(110,927)
Delta Petroleum Corp.*	(33,100)	(759,976)
Double Eagle Petroleum Co.*	(500)	(9,005)
Encore Acquisition Co.*	(19,300)	(466,867)
Evergreen Energy, Inc.*	(37,510)	(246,441)
FX Energy, Inc.*	(19,500)	(147,810)
Grey Wolf, Inc.*	(2,360)	(15,812)
Infinity Energy Resources, Inc.*	(150)	(508)
Kinder Morgan Management LLC*	(32,337)	(1,656,948)
Lone Star Technologies, Inc.*	(15,300)	(1,010,259)
Massey Energy Co.	(4,430)	(106,276)
Mitcham Industries, Inc.	(5,220)	(76,473)
Parker Drilling Co.*	(2,650)	(24,883)
Patterson-UTI Energy, Inc.	(12,323)	(276,528)
Pogo Producing Co.	(18,000)	(865,800)
Quicksilver Resources, Inc.*	(32,500)	(1,292,525)
Rentech, Inc.*	(50,700)	(159,198)
Southwestern Energy Co.*	(5,100)	(208,998)
Syntroleum Corp.*	(15,900)	(49,608)
TGC Industries, Inc.*	(8,608)	(74,115)
Warren Resources, Inc.*	(31,763)	(413,872)

		(9,389,089)

Food & Staples Retailing (-0.6%)
Central European Distribution Corp.*	(17,600)	(512,336)
Nash Finch Co.	(100)	(3,446)
Pantry, Inc.*	(11,300)	(510,986)
Whole Foods Market, Inc.	(400)	$(17,940)

		(1,044,708)

Food, Beverage & Tobacco (-0.7%)
Cagle’s, Inc., Class A*	(3,010)	(22,274)
Calavo Growers, Inc.	(100)	(1,162)
Chiquita Brands International, Inc.	(20,200)	(283,204)
Cuisine Solutions, Inc.	(1,400)	(10,108)
Del Monte Foods Co.	(1,850)	(21,238)
Farmer Brothers Co.	(3,750)	(85,125)
Peet’s Coffee & Tea, Inc.*	(2,996)	(82,749)
Pilgrim’s Pride Corp.	(930)	(30,867)
Sanderson Farms, Inc.	(11,300)	(418,778)
Tyson Foods, Inc., Class A	(10,182)	(197,633)

		(1,153,138)

Health Care Equipment & Services (-4.9%)
Accelrys, Inc.	(3,640)	(23,223)
Advocat, Inc.	(2,733)	(34,672)
Bausch & Lomb, Inc.	(27,650)	(1,414,574)
Biosite, Inc.*	(6,100)	(512,217)
Cantel Medical Corp.*	(1,730)	(26,660)
CAS Medical Systems, Inc.*	(150)	(1,050)
Clinical Data, Inc.*	(108)	(2,241)
Computer Programs & Systems, Inc.	(5,080)	(136,246)
Daxor Corp.*	(300)	(3,975)
DexCom, Inc.*	(11,151)	(87,647)
Emageon, Inc.*	(9,810)	(107,910)
Emeritus Corp.*	(2,790)	(94,162)
Endologix, Inc.*	(16,302)	(64,067)
Health Management Associates, Inc., Class A	(44,158)	(479,997)
I-Flow Corp.*	(4,800)	(70,752)
Intuitive Surgical, Inc.*	(12,790)	(1,554,880)
Kinetic Concepts, Inc.*	(3,919)	(198,458)
Mentor Corp.	(17,063)	(784,898)
Nighthawk Radiology Holdings, Inc.*	(3,700)	(67,303)
NMT Medical, Inc.*	(6,930)	(94,248)
OraSure Technologies, Inc.*	(26,200)	(192,570)
Patterson Cos., Inc.*	(46,265)	(1,641,945)
Psychiatric Solutions, Inc.*	(8,428)	(339,733)
Q-Med, Inc.*	(8,839)	(39,157)
Regeneration Technologies, Inc.*	(16,738)	(121,351)
Rural/Metro Corp.*	(15,970)	(120,573)
Staar Surgical Co.*	(4,100)	(22,591)
Synergetics USA, Inc.*	(5,142)	(18,408)
Tenet Healthcare Corp.*	(10,900)	(70,087)
ThermoGenesis Corp.*	(11,800)	(42,952)
Visicu, Inc.*	(4,200)	(32,760)
VistaCare, Inc., Class A*	(6,000)	(52,200)
Vnus Medical Technologies, Inc.*	(8,055)	(80,711)

		(8,534,218)

Household & Personal Products (-0.1%)
Spectrum Brands, Inc.*	(15,210)	(96,279)

Insurance (-1.3%)
Brown & Brown, Inc.	(47,300)	(1,279,465)
First Acceptance Corp.*	(9,560)	(100,093)
White Mountains Insurance Group Ltd.	(1,529)	(866,179)

		(2,245,737)

Materials (-3.3%)
ADA-ES, Inc.*	(150)	(2,062)
American Vanguard Corp.	(10,600)	(181,154)
Apex Silver Mines Ltd.*	(800)	(10,328)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Calgon Carbon Corp.*	(19,300)	$(160,383)
Century Aluminum Co.*	(120)	(5,626)
Deltic Timber Corp.	(3,170)	(152,033)
Georgia Gulf Corp.	(17,400)	(282,054)
Headwaters, Inc.*	(25,290)	(552,587)
Louisiana-Pacific Corp.	(65,000)	(1,303,900)
Meridian Gold, Inc.*	(45,550)	(1,162,892)
Nanophase Technologies Corp.*	(600)	(3,522)
Olin Corp.	(35,280)	(597,643)
Omnova Solutions, Inc.*	(4,490)	(24,600)
Pope & Talbot, Inc.*	(1,470)	(9,922)
Smurfit-Stone Container Corp.*	(101,547)	(1,143,419)
Titanium Metals Corp.*	(497)	(17,822)
Valhi, Inc.	(1,040)	(13,728)
Westlake Chemical Corp.	(2,890)	(78,463)

		(5,702,138)

Media (-4.6%)
Central European Media Enterprises Ltd., Class A*	(7,935)	(702,248)
CKX, Inc.*	(13,200)	(146,520)
Crown Media Holdings, Inc., Class A*	(4,100)	(21,853)
DreamWorks Animation SKG, Inc., Class A*	(6,714)	(205,314)
EchoStar Communications Corp., Class A*	(9,467)	(411,152)
Interpublic Group of Cos., Inc.*	(102,130)	(1,257,220)
New York Times Co., Class A	(40,800)	(959,208)
Nexstar Broadcasting Group, Inc., Class A*	(6,510)	(62,561)
R.H. Donnelley Corp.	(29,800)	(2,112,522)
Regal Entertainment Group, Class A	(31,050)	(616,964)
Sun-Times Media Group, Inc., Class A	(22,370)	(110,955)
Virgin Media, Inc.	(11,040)	(278,760)
Westwood One, Inc.	(2,660)	(18,274)
XM Satellite Radio Holdings, Inc., Class A*	(80,200)	(1,036,184)

		(7,939,735)

Pharmaceuticals & Biotechnology (-7.9%)
Adolor Corp.*	(17,700)	(154,875)
Alexion Pharmaceuticals, Inc.*	(18,167)	(785,541)
Altus Pharmaceuticals, Inc.*	(5,200)	(79,144)
Amylin Pharmaceuticals, Inc.*	(34,400)	(1,285,184)
Arena Pharmaceuticals, Inc.*	(30,300)	(329,058)
ARIAD Pharmaceuticals, Inc.*	(23,200)	(104,168)
ArQule, Inc.*	(20,100)	(149,946)
Array Biopharma, Inc.*	(20,400)	(259,080)
AtheroGenics, Inc.*	(7,400)	(20,794)
AVANIR Pharmaceuticals, Class A*	(100)	(122)
Avigen, Inc.*	(990)	(6,425)
Bioenvision, Inc.*	(3,700)	(15,133)
BioSphere Medical, Inc.*	(10,193)	(75,021)
Caliper Life Sciences, Inc.*	(2,700)	(15,255)
Cepheid, Inc.*	(30,967)	(367,888)
CV Therapeutics, Inc.*	(26,200)	(206,194)
Cypress Bioscience, Inc.*	(21,455)	(163,058)
CYTOGEN Corp.*	(2,900)	(6,032)
Cytokinetics, Inc.*	(104)	(724)
deCODE genetics, Inc.*	(32,400)	(118,260)
Dendreon Corp.*	(10,800)	(139,644)
DepoMed, Inc.*	(18,900)	(67,473)
DUSA Pharmaceuticals, Inc.*	(5,800)	(20,764)
Dyax Corp.*	(18,933)	(78,004)
Encysive Pharmaceuticals, Inc.*	(38,900)	(105,419)
Enzo Biochem, Inc.*	(13,500)	$(203,580)
Enzon Pharmaceuticals, Inc.*	(23,660)	(192,829)
eResearch Technology, Inc.*	(23,900)	(187,854)
Exelixis, Inc.*	(52,400)	(520,856)
Geron Corp.*	(28,500)	(199,500)
Human Genome Sciences, Inc.*	(78,700)	(835,794)
Idenix Pharmaceuticals, Inc.*	(100)	(730)
ImClone Systems, Inc.*	(29,477)	(1,201,777)
Indevus Pharmaceuticals, Inc.*	(700)	(4,949)
Inspire Pharmaceuticals, Inc.*	(13,800)	(78,660)
Isis Pharmaceuticals, Inc.*	(16,049)	(148,774)
Keryx Biopharmaceuticals, Inc.*	(23,780)	(250,166)
Kosan Biosciences, Inc.*	(4,463)	(24,547)
Luminex Corp.*	(9,370)	(128,556)
Martek Biosciences Corp.*	(13,482)	(277,999)
Maxygen, Inc.*	(15,500)	(172,825)
Medarex, Inc.*	(300)	(3,882)
Metabasis Therapeutics, Inc.	(4,460)	(32,781)
MGI Pharma, Inc.*	(154)	(3,460)
Millipore Corp.*	(2,050)	(148,564)
Myriad Genetics, Inc.*	(19,600)	(675,416)
Nastech Pharmaceutical Co., Inc.*	(500)	(5,395)
Nektar Therapeutics*	(4,380)	(57,203)
Neurocrine Biosciences, Inc.*	(23,300)	(291,250)
NitroMed, Inc.*	(2,800)	(8,736)
NPS Pharmaceuticals, Inc.*	(10,100)	(34,239)
Nuvelo, Inc.*	(812)	(2,988)
Onyx Pharmaceuticals, Inc.*	(13,800)	(342,792)
OXiGENE, Inc.*	(800)	(3,064)
PDL BioPharma, Inc.*	(22,700)	(492,590)
Penwest Pharmaceuticals Co.*	(14,500)	(146,160)
Pharmion Corp.*	(8,829)	(232,114)
Progenics Pharmaceuticals, Inc.*	(1,140)	(26,995)
Repros Therapeutics, Inc.	(300)	(2,860)
Rigel Pharmaceuticals, Inc.*	(107)	(1,162)
Salix Pharmaceuticals Ltd.*	(378)	(4,763)
Seattle Genetics, Inc.*	(3,900)	(31,941)
Senomyx, Inc.*	(12,000)	(148,560)
Vertex Pharmaceuticals, Inc.*	(36,000)	(1,009,440)
ViroPharma, Inc.*	(30,932)	(443,874)
Xenoport, Inc.*	(9,555)	(266,202)
ZymoGenetics, Inc.*	(21,157)	(329,203)

		(13,728,236)

Real Estate (-9.6%)
Alexandria Real Estate Equities, Inc. (REIT)	(5,420)	(544,005)
AMB Property Corp. (REIT)	(1,340)	(78,779)
Apartment Investment & Management Co. (REIT)	(16,070)	(927,078)
BRE Properties, Inc. (REIT)	(21,391)	(1,350,842)
Camden Property Trust (REIT)	(19,000)	(1,335,890)
Consolidated-Tomoka Land Co.	(3,600)	(271,620)
Developers Diversified Realty Corp. (REIT)	(26,670)	(1,677,543)
EastGroup Properties, Inc. (REIT)	(1,700)	(86,751)
Essex Property Trust, Inc.	(5,775)	(747,747)
FelCor Lodging Trust, Inc. (REIT)	(5,650)	(146,731)
General Growth Properties, Inc. (REIT)	(17,890)	(1,155,157)
Glimcher Realty Trust (REIT)	(18,570)	(501,761)
Kilroy Realty Corp. (REIT)	(5,850)	(431,438)
Plum Creek Timber Co., Inc. (REIT)	(47,600)	(1,876,392)
Rayonier, Inc.	(37,200)	(1,599,600)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Regency Centers Corp. (REIT)	(16,289)	$(1,360,946)
Tejon Ranch Co.*	(1,400)	(66,220)
UDR, Inc.	(48,776)	(1,493,521)
Ventas, Inc. (REIT)	(10,600)	(446,578)
Washington Real Estate Investment Trust (REIT)	(10,196)	(381,534)

		(16,480,133)

Retailing (-4.5%)
99 Cents Only Stores*	(26,400)	(388,872)
Amazon.com, Inc.*	(41,100)	(1,635,369)
Barnes & Noble, Inc.	(300)	(11,835)
Borders Group, Inc.	(30,600)	(624,852)
Celebrate Express, Inc.*	(4,077)	(36,163)
Chico’s FAS, Inc.*	(13,900)	(339,577)
Design Within Reach, Inc.*	(3,852)	(22,111)
Dollar General Corp.	(12,600)	(266,490)
Finish Line, Inc., Class A	(25,600)	(322,560)
Guitar Center, Inc.*	(14,300)	(645,216)
New York & Co., Inc.*	(7,400)	(116,846)
Pacific Sunwear of California, Inc.*	(45,100)	(939,433)
Pep Boys - Manny, Moe & Jack	(29,500)	(563,155)
PetMed Express, Inc.	(10,500)	(124,425)
Pier 1 Imports, Inc.	(40,340)	(278,749)
Tiffany & Co.	(29,085)	(1,322,786)
United Retail Group, Inc.*	(7,500)	(90,150)

		(7,728,589)

Semiconductors & Semiconductor Equipment (-5.2%)
Advanced Micro Devices, Inc.*	(72,370)	(945,152)
Altera Corp.*	(103,600)	(2,070,964)
California Micro Devices Corp.*	(190)	(889)
Ikanos Communications, Inc.*	(12,700)	(98,679)
IXYS Corp.*	(14,580)	(149,153)
KLA-Tencor Corp.	(25,600)	(1,364,992)
Kulicke & Soffa Industries, Inc.*	(27,270)	(252,248)
Leadis Technology, Inc.*	(11,700)	(46,800)
Microchip Technology, Inc.	(22,937)	(814,952)
Nanometrics, Inc.*	(9,960)	(66,732)
National Semiconductor Corp.	(13,160)	(317,682)
O2Micro International Ltd. (ADR)*	(3,200)	(25,280)
Rambus, Inc.*	(55,100)	(1,170,875)
Sigmatel, Inc.*	(18,500)	(58,090)
Teradyne, Inc.*	(81,400)	(1,346,356)
Xilinx, Inc.	(11,488)	(295,586)

		(9,024,430)

Software & Services (-9.8%)
Activision, Inc.*	(83,290)	(1,577,513)
Affiliated Computer Services, Inc., Class A*	(600)	(35,328)
Autodesk, Inc.*	(12,159)	(457,178)
BearingPoint, Inc.*	(88,990)	(681,663)
BISYS Group, Inc.*	(55,032)	(630,667)
Blackboard, Inc.*	(450)	(15,134)
Citrix Systems, Inc.*	(19,502)	(624,649)
Concur Technologies, Inc.*	(17,470)	(305,026)
EarthLink, Inc.*	(59,900)	(440,265)
eSpeed, Inc., Class A*	(10,300)	(97,850)
Euronet Worldwide, Inc.*	(17,200)	(461,992)
Global Payments, Inc.	(10,800)	(367,848)
Internet Capital Group, Inc.*	(790)	(8,453)
InterVoice, Inc.*	(26,600)	(176,624)
Iron Mountain, Inc.*	(42,510)	(1,110,786)
Jupitermedia Corp.*	(12,900)	(85,398)
Kronos, Inc.*	(15,510)	(829,785)
MoneyGram International, Inc.	(38,005)	$(1,055,019)
NAVTEQ Corp.*	(50,500)	(1,742,250)
Net 1 UEPS Technologies, Inc.*	(23,589)	(586,894)
Online Resources Corp.*	(1,775)	(20,359)
PlanetOut, Inc.*	(1,300)	(4,420)
RightNow Technologies, Inc.*	(7,950)	(130,221)
Salesforce.com, Inc.*	(26,290)	(1,125,738)
SM&A Corp.*	(3,247)	(23,054)
Sohu.com, Inc.*	(13,700)	(293,591)
SRA International, Inc., Class A*	(15,600)	(380,016)
Streamline Health Solutions	(5,260)	(22,197)
SupportSoft, Inc.*	(5,200)	(29,328)
Take-Two Interactive Software, Inc.*	(40,923)	(824,189)
Transaction Systems Architects, Inc.*	(18,700)	(605,693)
Unisys Corp.*	(199)	(1,678)
VeriSign, Inc.*	(77,933)	(1,957,677)
Websense, Inc.*	(270)	(6,207)
WebSideStory, Inc.*	(12,500)	(161,875)
Xata Corp.	(900)	(4,383)

		(16,880,948)

Technology Hardware & Equipment (-5.4%)
ADTRAN, Inc.	(29,505)	(718,447)
Ampex Corp., Class A*	(600)	(11,862)
Avid Technology, Inc.*	(15,400)	(537,152)
Blue Coat Systems, Inc.*	(1,300)	(47,749)
Brightpoint, Inc.*	(25,400)	(290,576)
Cogent, Inc.*	(25,820)	(347,279)
Comarco, Inc.	(4,013)	(36,518)
DDi Corp.*	(12,228)	(83,640)
Echelon Corp.*	(17,500)	(184,450)
EFJ, Inc.*	(16,300)	(87,042)
Foundry Networks, Inc.*	(21,571)	(292,718)
Immersion Corp.*	(13,520)	(121,950)
InterDigital Communications Corp.*	(24,446)	(774,205)
Intermec, Inc.*	(7,690)	(171,795)
Itron, Inc.*	(11,800)	(767,472)
Lexmark International, Inc., Class A*	(5,130)	(299,900)
LoJack Corp.*	(12,186)	(231,290)
Measurement Specialties, Inc.*	(7,800)	(175,968)
Mercury Computer Systems, Inc.*	(13,285)	(184,263)
Metalink Ltd.*	(3,100)	(20,894)
Mobility Electronics, Inc.*	(13,200)	(41,052)
Palm, Inc.*	(46,100)	(835,793)
Plexus Corp.*	(23,100)	(396,165)
Rackable Systems, Inc.*	(16,318)	(276,916)
RAE Systems, Inc.*	(3,900)	(11,193)
RELM Wireless Corp.*	(200)	(800)
Staktek Holdings, Inc.*	(7,940)	(25,805)
Synaptics, Inc.*	(15,690)	(401,350)
Universal Display Corp.*	(6,600)	(99,594)
Vyyo, Inc.*	(5,000)	(41,050)
X-Rite, Inc.	(14,500)	(187,775)
Zebra Technologies Corp., Class A*	(40,900)	(1,579,149)

		(9,281,812)

Telecommunication Services (-1.4%)
Arbinet-thexchange, Inc.*	(660)	(4,171)
Centennial Communications Corp.*	(16,474)	(135,581)
Dobson Communications Corp., Class A*	(75,879)	(651,801)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Leap Wireless International, Inc.*	(10,762)	$(710,077)
NeuStar, Inc., Class A*	(8,900)	(253,116)
Rural Cellular Corp., Class A*	(9,700)	(116,012)
Windstream Corp.	(42,390)	(622,709)

		(2,493,467)

Transportation (-2.8%)
AMERCO, Inc.*	(5,120)	(358,349)
Arkansas Best Corp.	(4,700)	(167,085)
ExpressJet Holdings, Inc.*	(700)	(4,088)
Forward Air Corp.	(9,340)	(307,099)
Genesee & Wyoming, Inc., Class A*	(18,300)	(486,963)
Heartland Express, Inc.	(23,400)	(371,592)
JetBlue Airways Corp.*	(63,730)	(733,532)
Landstar System, Inc.	(100)	(4,584)
Quality Distribution, Inc.*	(4,970)	(42,991)
Trailer Bridge, Inc.*	(4,732)	(41,594)
USA Truck, Inc.*	(40)	(622)
UTI Worldwide, Inc.	(52,000)	(1,278,160)
World Air Holdings, Inc.*	(82)	(869)
YRC Worldwide, Inc.*	(27,400)	(1,102,028)

		(4,899,556)

Utilities (-0.4%)
Cadiz, Inc.	(620)	$(15,773)
Dynegy, Inc., Class A*	(68,930)	(638,292)
Environmental Power Corp.*	(3,320)	(23,240)

		(677,305)

Total Securities Sold Short (-94.1%) (Proceeds Received $161,792,081)		(162,424,178)

Total Investments (98.4%) (Cost/Amortized Cost $139,420,637)		169,646,342
Other Assets Less Liabilities (1.6%)		2,851,609

Net Assets (100%)		$172,497,951

*	Non-income producing.

(A)	All long positions are pledged as collateral for securities sold short.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$104,486,811
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$50,978,709

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,365,217
Aggregate gross unrealized depreciation	(1,507,415)

Net unrealized appreciation	$30,857,802

Federal income tax cost of investments	$138,652,290

The Portfolio has a net capital loss carryforward of $18,289,402 of which $617,013 expires in the year 2011, $2,527,100 expires in the year 2012, $3,508,597 expires in the year 2013, and $11,636,692 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.0%)
Asset Backed Securities (1.2%)
Chase Issuance Trust, Series 05-A4 A4
4.230%, 1/15/13	$125,000	$122,610
COMED Transitional Funding Trust, Series 98-1 A7
5.740%, 12/25/10	250,000	251,426
Countrywide Asset-Backed Certificates, Series 06-9 1AF6
5.989%, 10/25/46	100,000	102,500

		476,536

Non-Agency CMO (4.8%)
Banc of America Commercial Mortgage, Inc., Series 05-4 A2
4.764%, 7/10/45	325,000	322,005
Series 06-4 A4
5.634%, 7/10/46	50,000	50,918
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10 A4
5.405%, 12/11/40 (l)	175,000	175,859
Credit Suisse Mortgage Capital Certificates, Series 06-C3 A3
5.828%, 6/15/38 (l)	100,000	103,718
Greenwich Capital Commercial Funding Corp., Series 06-GG7 A4
5.914%, 7/10/38 (l)	165,000	172,224
GS Mortgage Securities Corp. II, Series 06-GG8 A4
5.560%, 11/10/39^	65,000	65,903
JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-LPD2 A3
4.697%, 7/15/42	200,000	195,014
JP Morgan Commercial Mortgage Finance Corp., Series 00-C10 A2
7.371%, 8/15/32	234,051	245,630
LB-UBS Commercial Mortgage Trust, Series 05-C3 A5
4.739%, 7/15/30	200,000	192,484
Merrill Lynch Mortgage Trust, Series 05-MCP1 A4
4.747%, 6/12/43 (l)	130,000	125,072
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 06-4 A3
5.172%, 12/12/49 (l)	100,000	98,323
Morgan Stanley Capital I, Series 03-T11 A4
5.150%, 6/13/41	200,000	199,028

		1,946,178

Total Asset-Backed and Mortgage-Backed Securities.		2,422,714

Consumer Discretionary (1.5%)
Automobiles (0.1%)
DaimlerChrysler N.A. Holding Corp.
8.500%, 1/18/31	30,000	37,467

Household Durables (0.2%)
Pulte Homes, Inc.
5.200%, 2/15/15^	65,000	60,055

Media (1.0%)
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	$70,000	$80,050
Comcast Corp.
5.900%, 3/15/16	60,000	61,040
COX Communications, Inc.
5.450%, 12/15/14	45,000	44,453
News America, Inc.
6.200%, 12/15/34	35,000	33,948
Time Warner, Inc.
7.700%, 5/1/32	45,000	51,018
Viacom, Inc.
6.250%, 4/30/16	40,000	40,550
4.625%, 5/15/18	45,000	39,037
Walt Disney Co.
6.375%, 3/1/12	60,000	63,361

		413,457

Multiline Retail (0.1%)
May Department Stores Co.
6.700%, 7/15/34	30,000	29,589
Target Corp.
6.350%, 11/1/32	25,000	26,468

		56,057

Specialty Retail (0.1%)
Home Depot, Inc.
5.200%, 3/1/11^	55,000	54,943

Total Consumer Discretionary		621,979

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch Cos., Inc.
5.750%, 4/1/36	30,000	28,856
Coca-Cola Enterprises, Inc.
6.950%, 11/15/26	35,000	38,973

		67,829

Food & Staples Retailing (0.2%)
Kroger Co.
7.500%, 4/1/31	25,000	27,244
Wal-Mart Stores, Inc.
5.250%, 9/1/35	45,000	40,875

		68,119

Food Products (0.4%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	35,000	32,120
ConAgra Foods, Inc.
6.750%, 9/15/11	60,000	63,380
Kellogg Co., Series B
7.450%, 4/1/31	25,000	29,330
Kraft Foods, Inc.
5.625%, 11/1/11	60,000	60,732

		185,562

Household Products (0.1%)
Proctor & Gamble Co.
4.950%, 8/15/14	25,000	24,576

Total Consumer Staples		346,086

Energy (1.1%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
5.500%, 2/15/16	60,000	58,843

Oil, Gas & Consumable Fuels (1.0%)
Conoco, Inc.
6.950%, 4/15/29	40,000	45,355
Devon Financing Corp. ULC
7.875%, 9/30/31	60,000	71,123

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Enterprise Products Operating LP, Series B
5.600%, 10/15/14	$55,000	$54,874
Kinder Morgan Energy Partners LP
7.125%, 3/15/12	60,000	64,358
Marathon Oil Corp.
6.125%, 3/15/12	100,000	103,589
Norsk Hydro ASA
7.750%, 6/15/23	25,000	29,952
Pemex Project Funding Master Trust
5.750%, 12/15/15	30,000	30,060

		399,311

Total Energy		458,154

Financials (10.0%)
Capital Markets (1.4%)
Bear Stearns Cos., Inc.
5.550%, 1/22/17	40,000	39,232
Goldman Sachs Group, Inc.
5.250%, 10/15/13	150,000	148,536
6.345%, 2/15/34	25,000	24,696
Lehman Brothers Holdings, Inc.
4.500%, 7/26/10^	100,000	97,980
Merrill Lynch & Co., Inc.
6.875%, 11/15/18	30,000	32,878
Morgan Stanley
4.250%, 5/15/10	125,000	122,117
4.750%, 4/1/14	70,000	66,485
7.250%, 4/1/32^	25,000	28,628

		560,552

Commercial Banks (2.5%)
BAC Capital Trust XI
6.625%, 5/23/36	45,000	47,616
Bank One Corp.
6.000%, 8/1/08	130,000	131,189
BB&T Corp.
5.200%, 12/23/15	85,000	83,599
HSBC Holdings plc
5.250%, 12/12/12	40,000	40,106
Korea Development Bank
5.750%, 9/10/13^	70,000	71,891
Kreditanstalt fuer Wiederaufbau
4.125%, 10/15/14	15,000	14,313
4.875%, 1/17/17	40,000	39,736
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	99,520
Landwirtschaftliche Rentenbank
4.125%, 7/15/08^	270,000	266,733
PNC Funding Corp.
5.625%, 2/1/17	45,000	45,323
Royal Bank of Scotland Group plc
7.648%, 8/29/49 (l)	40,000	46,287
Wachovia Corp.
5.250%, 8/1/14	55,000	54,359
Wells Fargo & Co.
5.125%, 9/15/16	55,000	54,040
Zions Bancorp
5.500%, 11/16/15	25,000	24,575

		1,019,287

Consumer Finance (1.2%)
American Express Co.
5.500%, 9/12/16	30,000	30,290
HSBC Finance Corp.
5.875%, 2/1/09	250,000	252,844
SLM Corp.
4.500%, 7/26/10	80,000	78,401
Toyota Motor Credit Corp.
4.250%, 3/15/10^	$125,000	$123,109

		484,644

Diversified Financial Services (3.1%)
American General Finance Corp.
4.625%, 9/1/10	90,000	88,304
Bank of America Corp.
4.375%, 12/1/10	175,000	171,153
CIT Group, Inc.
5.000%, 2/1/15^	75,000	71,925
Citigroup, Inc.
6.000%, 2/21/12	135,000	140,031
5.000%, 9/15/14	65,000	63,457
5.850%, 12/11/34	60,000	59,587
Credit Suisse First Boston USA, Inc.
5.125%, 8/15/15	80,000	78,601
General Electric Capital Corp.
4.625%, 9/15/09	150,000	148,795
6.000%, 6/15/12	70,000	72,732
6.750%, 3/15/32	30,000	33,991
John Deere Capital Corp.
5.400%, 4/7/10	100,000	100,998
JPMorgan Chase & Co.
6.750%, 2/1/11	100,000	105,161
6.625%, 3/15/12	55,000	58,305
National Rural Utilities Cooperative Finance Corp.
8.000%, 3/1/32	40,000	50,945

		1,243,985

Insurance (1.2%)
Allstate Corp.
5.950%, 4/1/36	35,000	34,902
American International Group, Inc.
2.875%, 5/15/08	250,000	243,759
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	30,000	29,124
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	35,000	31,969
MetLife, Inc.
5.700%, 6/15/35	40,000	38,451
Prudential Financial, Inc.
5.100%, 9/20/14	55,000	53,985
Travelers Cos., Inc.
5.500%, 12/1/15	40,000	40,141

		472,331

Real Estate Investment Trusts (REITs) (0.5%)
iStar Financial, Inc. (REIT)
5.650%, 9/15/11	100,000	100,723
ProLogis (REIT)
5.625%, 11/15/16	55,000	55,416
Simon Property Group LP (REIT)
5.750%, 12/1/15	35,000	35,473

		191,612

Thrifts & Mortgage Finance (0.1%)
Residential Capital LLC
6.500%, 4/17/13	45,000	44,573

Total Financials		4,016,984

Government Securities (72.0%)
Foreign Governments (1.5%)
Province of Ontario
5.125%, 7/17/12^	75,000	75,494
5.450%, 4/27/16	70,000	72,065
Province of Quebec
5.125%, 11/14/16	20,000	19,961
7.500%, 9/15/29	35,000	44,221

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Italy
5.625%, 6/15/12	$50,000	$51,365
6.875%, 9/27/23	25,000	28,661
5.375%, 6/15/33	25,000	24,462
Republic of Korea
4.875%, 9/22/14	45,000	43,859
Republic of South Africa
9.125%, 5/19/09	105,000	112,875
United Mexican States
8.375%, 1/14/11	65,000	71,955
7.500%, 4/8/33	50,000	59,500

		604,418

Supranational (0.5%)
European Investment Bank
4.875%, 2/16/16^	75,000	74,172
Inter-American Development Bank
7.375%, 1/15/10	105,000	111,945
International Bank for Reconstruction & Development
4.750%, 2/15/35	40,000	36,935

		223,052

U.S. Government Agencies (43.7%)
Federal Farm Credit Bank
4.875%, 2/18/11	105,000	105,110
4.875%, 1/17/17	70,000	69,205
Federal Home Loan Bank
5.000%, 9/18/09^	195,000	195,791
4.375%, 9/17/10^	115,000	113,390
4.625%, 2/18/11	160,000	158,813
5.375%, 8/19/11^	35,000	35,724
5.750%, 5/15/12^	100,000	104,007
5.250%, 6/18/14^	100,000	101,935
5.375%, 5/18/16	30,000	30,825
4.750%, 12/16/16	25,000	24,487
Federal Home Loan Mortgage Corp.
3.625%, 9/15/08^	435,000	427,246
7.000%, 3/15/10^	250,000	264,938
6.875%, 9/15/10^	75,000	79,873
5.750%, 1/15/12	75,000	77,853
4.500%, 1/15/14^	170,000	165,893
5.250%, 4/18/16^	130,000	132,412
4.000%, 12/1/20	214,506	202,561
5.500%, 3/1/21	168,935	169,292
5.000%, 7/1/21	355,091	350,201
4.500%, 8/1/21	421,082	407,726
6.000%, 9/1/21	91,413	92,934
5.000%, 8/1/26	144,750	141,071
5.500%, 8/1/26	120,706	120,086
6.250%, 7/15/32^	45,000	51,255
5.000%, 3/1/36	1,090,695	1,054,110
4.500%, 5/1/36	148,823	139,921
5.000%, 8/1/36	99,245	95,916
6.500%, 8/1/36	374,776	382,200
5.500%, 9/1/36	1,368,747	1,354,438
6.000%, 9/1/36	715,138	720,900
6.000%, 4/15/37 TBA	70,000	70,547
Federal National Mortgage Association
6.000%, 5/15/08^	500,000	505,268
5.250%, 1/15/09^	210,000	211,233
7.250%, 1/15/10	300,000	318,810
6.000%, 5/15/11^	185,000	192,899
5.125%, 1/2/14	90,000	90,117
5.000%, 4/15/15^	70,000	70,268
5.000%, 3/15/16^	130,000	130,100
4.500%, 8/1/20	402,172	389,377
4.000%, 9/1/20	$142,235	$134,357
5.500%, 1/1/21	219,469	220,080
5.000%, 6/1/21	463,770	457,524
6.000%, 10/1/21	146,936	149,388
5.500%, 4/1/26	118,437	117,831
5.000%, 5/1/26	143,382	139,692
6.625%, 11/15/30^	75,000	88,407
4.500%, 10/1/35	170,060	159,897
5.000%, 11/1/35	119,459	115,532
6.500%, 1/1/36	547,518	558,537
5.000%, 6/1/36	1,572,234	1,518,974
5.500%, 7/1/36	2,036,337	2,015,099
7.000%, 7/1/36	90,360	93,210
6.000%, 9/1/36	90,678	91,352
6.000%, 10/1/36	951,817	958,892
Government National Mortgage Association
5.000%, 8/15/21	73,520	72,834
4.500%, 8/15/33	57,375	54,395
5.500%, 4/15/35	506,041	503,569
6.000%, 5/15/36	322,992	327,209
5.000%, 6/15/36	297,843	289,817
6.500%, 8/15/36	192,473	197,474

		17,612,802

U.S. Treasuries (26.3%)
U.S. Treasury Bonds
8.125%, 8/15/19^	195,000	254,658
8.750%, 8/15/20	175,000	241,350
8.000%, 11/15/21	220,000	290,744
7.125%, 2/15/23^	155,000	192,430
6.250%, 8/15/23^	165,000	189,428
6.000%, 2/15/26^	45,000	50,860
6.125%, 11/15/27^	160,000	184,725
5.500%, 8/15/28^	20,000	21,511
6.125%, 8/15/29^	50,000	58,152
6.250%, 5/15/30	70,000	82,934
5.375%, 2/15/31	140,000	149,253
4.500%, 2/15/36^	150,000	141,422
U.S. Treasury Notes
4.875%, 4/30/08^	100,000	99,988
2.625%, 5/15/08^	680,000	663,664
5.000%, 7/31/08^	595,000	596,580
4.750%, 11/15/08^	455,000	455,213
4.500%, 2/15/09^	410,000	408,911
4.750%, 2/28/09	1,475,000	1,478,457
4.875%, 5/15/09^	490,000	492,642
6.000%, 8/15/09^	435,000	448,577
4.620%, 11/15/09^	140,000	140,213
6.500%, 2/15/10	240,000	252,422
5.750%, 8/15/10^	280,000	290,555
5.000%, 2/15/11^	255,000	259,373
4.875%, 4/30/11^	140,000	141,684
4.875%, 5/31/11^	210,000	212,609
4.870%, 7/31/11^	115,000	116,482
5.000%, 8/15/11^	295,000	300,716
4.500%, 11/30/11^	80,000	79,872
4.750%, 1/31/12^	150,000	151,307
4.875%, 2/15/12^	150,000	152,338
4.375%, 8/15/12	150,000	149,057
4.250%, 8/15/13^	235,000	230,988
4.250%, 11/15/13^	115,000	112,839
4.000%, 2/15/14^	225,000	217,055
4.750%, 5/15/14	80,000	80,722
4.250%, 11/15/14^	200,000	195,250
4.000%, 2/15/15^	170,000	162,974
4.500%, 11/15/15^	205,000	202,910
4.500%, 2/15/16^	195,000	193,020
5.125%, 5/15/16^	210,000	217,128
4.875%, 8/15/16^	140,000	142,220

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
4.625%, 11/15/16^	$100,000	$99,707

		10,602,940

Total Government Securities		29,043,212

Health Care (0.7%)
Health Care Providers & Services (0.3%)
Cardinal Health, Inc.
5.850%, 12/15/17	45,000	44,925
UnitedHealth Group, Inc.
5.800%, 3/15/36	25,000	24,084
WellPoint, Inc.
5.000%, 12/15/14	40,000	38,815

		107,824

Pharmaceuticals (0.4%)
Abbott Laboratories
5.875%, 5/15/16	55,000	56,897
Schering-Plough Corp.
6.750%, 12/1/33	30,000	33,311
Wyeth
5.500%, 2/1/14	70,000	70,426

		160,634

Total Health Care		268,458

Industrials (1.7%)
Aerospace & Defense (0.8%)
Boeing Co.
5.125%, 2/15/13	75,000	75,202
Lockheed Martin Corp.
8.500%, 12/1/29	25,000	33,089
Raytheon Co.
6.150%, 11/1/08	100,000	101,689
United Technologies Corp.
7.125%, 11/15/10^	100,000	106,546

		316,526

Building Products (0.1%)
Masco Corp.
6.500%, 8/15/32	35,000	33,260

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	25,000	24,811
Tyco International Group S.A.
6.875%, 1/15/29	25,000	29,508

		54,319

Machinery (0.2%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	75,000	75,960

Road & Rail (0.5%)
Burlington North Santa Fe Corp.
6.750%, 7/15/11	70,000	73,725
Canadian National Railway Co.
6.200%, 6/1/36	25,000	25,574
CSX Corp.
6.300%, 3/15/12	100,000	103,464

		202,763

Total Industrials		682,828

Information Technology (0.4%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	75,000	75,519

Computers & Peripherals (0.1%)
International Business Machines Corp.
5.875%, 11/29/32^	25,000	25,550

IT Services (0.1%)
Electronic Data Systems Corp., Series B
6.500%, 8/1/13	$40,000	$40,866

Total Information Technology		141,935

Materials (0.6%)
Chemicals (0.3%)
Dow Chemical Co.
7.375%, 11/1/29	25,000	27,824
Lubrizol Corp.
4.625%, 10/1/09	100,000	98,790

		126,614

Metals & Mining (0.2%)
Alcan, Inc.
6.125%, 12/15/33	40,000	38,895
BHP Finance USA Ltd.
4.800%, 4/15/13	40,000	38,940

		77,835

Paper & Forest Products (0.1%)
Weyerhaeuser Co.
7.375%, 3/15/32	40,000	41,903

Total Materials		246,352

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.7%)
AT&T Corp.
8.000%, 11/15/31	40,000	49,431
AT&T, Inc.
4.125%, 9/15/09	100,000	97,749
BellSouth Corp.
6.000%, 11/15/34^	45,000	43,348
British Telecommunications plc
9.125%, 12/15/30	25,000	34,325
Deutsche Telekom International Finance B.V.
3.875%, 7/22/08	100,000	98,290
Embarq Corp.
7.082%, 6/1/16	25,000	25,489
France Telecom S.A.
8.500%, 3/1/31	25,000	32,492
Sprint Capital Corp.
8.750%, 3/15/32	30,000	35,386
Telecom Italia Capital S.A.
5.250%, 11/15/13	50,000	48,477
Telefonica Europe B.V.
7.750%, 9/15/10	75,000	80,817
Verizon Communications, Inc.
7.250%, 12/1/10	75,000	80,109
7.375%, 9/1/12	55,000	60,440
5.850%, 9/15/35	25,000	23,642

		709,995

Wireless Telecommunication Services (0.3%)
America Movil S.A. de C.V.
5.750%, 1/15/15	30,000	30,109
New Cingular Wireless Services, Inc.
8.750%, 3/1/31	35,000	45,148
Vodafone Group plc
4.625%, 7/15/18	40,000	36,238

		111,495

Total Telecommunication Services		821,490

Utilities (1.9%)
Electric Utilities (1.6%)
Alabama Power Co. Series Q,
5.500%, 10/15/17	35,000	35,277

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Consolidated Edison Co. of New York, Inc., Series B
7.500%, 9/1/10	$50,000	$53,733
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	48,657
Exelon Corp.
4.900%, 6/15/15	35,000	32,705
FirstEnergy Corp., Series C
7.375%, 11/15/31	50,000	56,803
Florida Power & Light Co.
5.650%, 2/1/37	15,000	14,742
Florida Power Corp.
4.800%, 3/1/13	55,000	53,618
Hydro-Quebec
6.300%, 5/11/11	100,000	104,917
Oncor Electric Delivery Co.
7.000%, 9/1/22	40,000	42,851
Pacific Gas & Electric Co.
3.600%, 3/1/09	150,000	146,011
Virginia Electric & Power Co., Series B
6.000%, 1/15/36	55,000	54,837

		644,151

Gas Utilities (0.1%)
Oneok, Inc.
6.000%, 6/15/35	25,000	23,085
Trans-Canada Pipelines Ltd.
5.600%, 3/31/34	25,000	23,764

		46,849

Independent Power Producers & Energy Traders (0.2%)
Tennessee Valley Authority
5.880%, 4/1/36^	55,000	59,261

Total Utilities		$750,261

Total Long-Term Debt Securities (98.8%) (Cost $39,573,056)		39,820,453

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (18.8%)
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	$250,000	250,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	7,077,996	7,077,996
Park Sienna LLC
5.30%, 5/4/07	247,813	247,813

Total Short-Term Investments of Cash Collateral for Securities Loaned		7,575,809

Time Deposit (0.6%)
JPMorgan Chase Nassau
4.79%, 4/2/07	248,395	248,395

Total Short-Term Investments (19.4%) (Amortized Cost $7,824,204)		7,824,204

Total Investments (118.2%) (Cost/Amortized Cost $47,397,260)		47,644,657
Other Assets Less Liabilities (-18.2%)		(7,319,727)

Net Assets (100%)		$40,324,930

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,073,679
Long-term U.S. Treasury securities	2,814,548

$3,888,227

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,818,617
Long-term U.S. Treasury securities	1,907,925

$4,726,542

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$272,355
Aggregate gross unrealized depreciation	(46,182)

Net unrealized appreciation	$226,173

Federal income tax cost of investments	$47,418,484

At March 31, 2007, the Portfolio had loaned securities with a total value of $12,646,555. This was secured by collateral of $7,575,809 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $5,336,927 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $1,033,667 which expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.2%)
Automobiles (0.7%)
General Motors Corp.^	107,300	$3,287,672

Hotels, Restaurants & Leisure (2.5%)
Harrah’s Entertainment, Inc.	56,700	4,788,315
McDonald’s Corp.	145,600	6,559,280

		11,347,595

Household Durables (0.5%)
Newell Rubbermaid, Inc.	69,800	2,170,082

Leisure Equipment & Products (0.8%)
Mattel, Inc.	137,800	3,799,146

Media (2.3%)
CBS Corp., Class B	195,400	5,977,286
Thomson Corp.	102,500	4,259,900

		10,237,186

Specialty Retail (1.4%)
Limited Brands, Inc.	97,800	2,548,668
Sherwin-Williams Co.	54,100	3,572,764

		6,121,432

Total Consumer Discretionary		36,963,113

Consumer Staples (12.6%)
Beverages (1.8%)
Anheuser-Busch Cos., Inc.	70,800	3,572,568
Molson Coors Brewing Co., Class B	49,000	4,636,380

		8,208,948

Food Products (4.0%)
Campbell Soup Co.	35,200	1,371,040
ConAgra Foods, Inc.	285,500	7,111,805
General Mills, Inc.	43,000	2,503,460
H.J. Heinz Co.	87,300	4,113,576
Sara Lee Corp.	169,100	2,861,172

		17,961,053

Household Products (3.6%)
Colgate-Palmolive Co.	40,200	2,684,958
Kimberly-Clark Corp.	85,100	5,828,499
Procter & Gamble Co.	125,300	7,913,948

		16,427,405

Tobacco (3.2%)
Altria Group, Inc.	36,000	3,161,160
Loews Corp.- Carolina Group	80,200	6,063,922
Reynolds American, Inc.^	45,500	2,839,655
UST, Inc.^	38,200	2,214,836

		14,279,573

Total Consumer Staples		56,876,979

Energy (9.1%)
Oil, Gas & Consumable Fuels (9.1%)
Chevron Corp.	116,083	8,585,499
ConocoPhillips	36,100	2,467,435
Exxon Mobil Corp.	168,600	12,720,870
Marathon Oil Corp.	39,500	3,903,785
Norsk Hydro ASA (ADR)	116,100	3,810,402
PetroChina Co., Ltd. (ADR)	46,000	5,386,140
Plains All American Pipeline LP	74,000	4,263,140

Total Energy		41,137,271

Financials (29.1%)
Capital Markets (1.9%)
Morgan Stanley	110,400	8,695,104

Commercial Banks (4.1%)
Banco Santander Central Hispano S.A. (ADR)^	204,800	3,651,584
Barclays plc (ADR)^	62,800	3,575,832
Canadian Imperial Bank of Commerce	44,600	$3,869,050
HSBC Holdings plc (ADR)^	45,689	4,011,951
PNC Financial Services Group, Inc.	30,700	2,209,479
SunTrust Banks, Inc.	13,200	1,096,128

		18,414,024

Diversified Financial Services (6.3%)
Bank of America Corp.	115,000	5,867,300
Citigroup, Inc.	227,550	11,682,417
ING Groep N.V. (ADR)	41,400	1,752,462
JPMorgan Chase & Co.	185,300	8,964,814

		28,266,993

Insurance (12.0%)
Aegon N.V. (N.Y. Shares)	340,347	6,786,519
Allstate Corp.	77,800	4,672,668
Chubb Corp.	66,600	3,441,222
Lincoln National Corp.	133,100	9,022,849
Manulife Financial Corp.	166,600	5,739,370
MBIA, Inc.	90,200	5,907,198
Nationwide Financial Services, Inc.^	149,620	8,058,533
PartnerReinsurance Ltd.^	64,000	4,386,560
Sun Life Financial, Inc.	132,200	6,001,880

		54,016,799

Real Estate Investment Trusts (REITs) (4.8%)
CBL & Associates Properties, Inc. (REIT)^	57,900	2,596,236
First Industrial Realty Trust, Inc. (REIT)^	105,700	4,788,210
General Growth Properties, Inc. (REIT)^	34,000	2,195,380
Highwoods Properties, Inc. (REIT)	47,300	1,867,877
Host Hotels & Resorts, Inc. (REIT)^	206,100	5,422,491
ProLogis (REIT)	37,900	2,460,847
Simon Property Group, Inc. (REIT)	19,900	2,213,875

		21,544,916

Total Financials		130,937,836

Health Care (7.9%)
Health Care Equipment & Supplies (1.3%)
Hillenbrand Industries, Inc.	101,200	6,008,244

Pharmaceuticals (6.6%)
Abbott Laboratories	41,200	2,298,960
Eli Lilly & Co.	91,600	4,919,836
Johnson & Johnson	98,300	5,923,558
Merck & Co., Inc.	179,700	7,937,349
Pfizer, Inc.	263,700	6,661,062
Wyeth	35,600	1,781,068

		29,521,833

Total Health Care		35,530,077

Industrials (11.2%)
Aerospace & Defense (2.5%)
Northrop Grumman Corp	65,100	4,831,722
Raytheon Co.	120,900	6,342,414

		11,174,136

Commercial Services & Supplies (3.7%)
ABM Industries, Inc.^	85,600	2,258,984
Deluxe Corp.	70,500	2,363,865
R.R. Donnelley & Sons Co.	157,600	5,766,584
Steelcase, Inc., Class A^	83,600	1,662,804
Waste Management, Inc.	131,200	4,514,592

		16,566,829

Electrical Equipment (1.2%)
Emerson Electric Co.	127,900	5,511,211

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (2.0%)
General Electric Co.	250,000	$8,840,000

Machinery (1.8%)
SPX Corp	117,700	8,262,540

Total Industrials		50,354,716

Information Technology (2.7%)
Communications Equipment (0.6%)
Nokia Oyj (ADR)*	118,800	2,722,896

Semiconductors & Semiconductor Equipment (2.1%)
Microchip Technology, Inc.	151,100	5,368,583
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	397,694	4,275,211

		9,643,794

Total Information Technology		12,366,690

Materials (5.8%)
Chemicals (3.8%)
BASF AG (ADR)^	40,000	4,496,800
E.I. du Pont de Nemours & Co.	111,400	5,506,502
International Flavors & Fragrances, Inc.	92,700	4,377,294
PPG Industries, Inc.	37,400	2,629,594

		17,010,190

Containers & Packaging (1.0%)
Bemis Co., Inc.	47,500	1,586,025
Sonoco Products Co.	79,900	3,002,642

		4,588,667

Metals & Mining (0.3%)
Southern Copper Corp.^	17,900	1,282,714

Paper & Forest Products (0.7%)
Louisiana-Pacific Corp.^	156,000	3,129,360

Total Materials		26,010,931

Telecommunication Services (6.4%)
Diversified Telecommunication Services (5.6%)
AT&T, Inc.	409,647	16,152,381
Verizon Communications, Inc.	235,550	8,932,056

		25,084,437

Wireless Telecommunication Services (0.8%)
Sprint Nextel Corp.	200,600	3,803,376

Total Telecommunication Services		28,887,813

Utilities (4.5%)
Electric Utilities (2.3%)
Duke Energy Corp.	252,100	5,115,109
FirstEnergy Corp.	80,800	5,352,192

		10,467,301

Multi-Utilities (2.2%)
MDU Resources Group, Inc.^	143,450	4,122,753
PNM Resources, Inc.^	90,900	2,936,070
Suez S.A	47,700	2,522,376
		9,581,199

Total Utilities		20,048,500

Total Common Stocks (97.5%) (Cost $393,679,355)		439,113,926

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.6%)
BBVA Senior Finance S.A.
5.39%, 3/12/10 (l)	$1,000,000	1,000,000
CIC N.Y.
5.34%, 5/29/07 (l)	$1,500,000	$1,500,000
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	2,000,000	2,000,000
Fenway Funding LLC
5.34%, 5/10/07	2,967,063	2,967,063
General Electric Capital Corp.
5.40%, 3/12/10 (l)	3,000,000	3,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	2,000,000	2,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	5,000,000	5,000,000
Nomura Securities Co., Ltd.,
Repurchase Agreement
5.41%, 4/2/07 (r)	25,948,335	25,948,335
Park Sienna LLC
5.30%, 5/4/07	2,478,125	2,478,125
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	2,000,000	2,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		47,893,523

Time Deposit (2.7%)
JPMorgan Chase Nassau
4.79%, 4/2/07	12,030,844	12,030,844

Total Short-Term Investments (13.3%) (Amortized Cost $59,924,367)		59,924,367

Total Investments (110.8%) (Cost/Amortized Cost $453,603,722)		499,038,293
Other Assets Less Liabilities (-10.8%)		(48,583,140)

Net Assets (100%)		$450,455,153

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$88,532,583
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$92,505,243

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$50,187,214
Aggregate gross unrealized depreciation.	(4,632,651)

Net unrealized appreciation	$45,554,563

Federal income tax cost of investments	$453,483,730

At March 31, 2007, the Portfolio had loaned securities with a total value of $46,955,677. This was secured by collateral of $47,893,523 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.4%)
Automobiles (1.3%)
Harley-Davidson, Inc.	20,000	$1,175,000

Household Durables (1.2%)
Garmin Ltd.^	19,600	1,061,340

Media (2.4%)
EchoStar Communications Corp., Class A*	20,900	907,687
Omnicom Group, Inc.	12,100	1,238,798

		2,146,485

Multiline Retail (6.1%)
Kohl’s Corp.*	26,300	2,014,843
Nordstrom, Inc.	31,900	1,688,786
Target Corp.	29,500	1,748,170

		5,451,799

Specialty Retail (2.4%)
CarMax, Inc.*	3,800	93,252
Office Depot, Inc.*	22,300	783,622
Staples, Inc.	47,000	1,214,480

		2,091,354

Total Consumer Discretionary		11,925,978

Consumer Staples (1.9%)
Food & Staples Retailing (1.9%)
Walgreen Co.	37,500	1,720,875

Total Consumer Staples		1,720,875

Energy (6.6%)
Energy Equipment & Services (4.1%)
Grant Prideco, Inc.*	20,100	1,001,784
Tenaris S.A. (ADR)^	33,000	1,514,700
Tidewater, Inc.^	19,400	1,136,452

		3,652,936

Oil, Gas & Consumable Fuels (2.5%)
Chesapeake Energy Corp.^	20,000	617,600
XTO Energy, Inc.	30,183	1,654,330

		2,271,930

Total Energy		5,924,866

Financials (26.8%)
Capital Markets (10.0%)
Charles Schwab Corp.	94,200	1,722,918
E*Trade Financial Corp.*	32,300	685,406
Franklin Resources, Inc.	14,800	1,788,284
Goldman Sachs Group, Inc.	11,000	2,272,930
SEI Investments Co.^	14,900	897,427
State Street Corp.	23,600	1,528,100

		8,895,065

Commercial Banks (3.0%)
Synovus Financial Corp.	28,100	908,754
U.S. Bancorp.	49,400	1,727,518

		2,636,272

Diversified Financial Services (5.8%)
Bank of America Corp.	17,200	877,544
Chicago Mercantile Exchange Holdings, Inc., Class A	3,100	1,650,626
JPMorgan Chase & Co.	35,600	1,722,328
Moody’s Corp.	15,200	943,312

		5,193,810

Insurance (6.0%)
Chubb Corp.	16,000	826,720
Hartford Financial Services
Group, Inc.	15,300	1,462,374
Prudential Financial, Inc.	8,500	767,210
Travelers Cos Inc/The	30,300	1,568,631
W.R. Berkley Corp.	22,050	$730,296

		5,355,231

Real Estate Management & Development (1.0%)
CB Richard Ellis Group, Inc., Class A*	26,500	905,770

Thrifts & Mortgage Finance (1.0%)
Washington Mutual, Inc.	22,100	892,398

Total Financials		23,878,546

Health Care (19.5%)
Biotechnology (4.9%)
Amgen, Inc.*	21,100	1,179,068
Biogen Idec, Inc.*	27,900	1,238,202
Gilead Sciences, Inc.*	26,000	1,989,000

		4,406,270

Health Care Equipment & Supplies (2.6%)
Medtronic, Inc.	4,950	242,847
Stryker Corp.	31,000	2,055,920

		2,298,767

Health Care Providers & Services (3.6%)
CIGNA Corp.	11,400	1,626,324
Express Scripts, Inc.*	20,100	1,622,472

		3,248,796

Pharmaceuticals (8.4%)
Bristol-Myers Squibb Co.	76,600	2,126,416
Forest Laboratories, Inc.*	35,400	1,820,976
Johnson & Johnson	22,600	1,361,876
Pfizer, Inc.	55,750	1,408,245
Teva Pharmaceutical Industries
Ltd. (ADR)^	19,900	744,857

		7,462,370

Total Health Care		17,416,203

Industrials (4.9%)
Air Freight & Logistics (2.3%)
CH Robinson Worldwide, Inc.	13,000	620,750
FedEx Corp.	13,600	1,461,048

		2,081,798

Machinery (1.7%)
Danaher Corp.	9,900	707,355
Dover Corp.	16,700	815,127

		1,522,482

Road & Rail (0.9%)
Canadian National Railway Co.	17,600	776,864

Total Industrials		4,381,144

Information Technology (21.9%)
Communications Equipment (4.1%)
Cisco Systems, Inc.*	64,185	1,638,643
Nokia Oyj (ADR)*	47,900	1,097,868
Research In Motion Ltd.*^	6,700	914,483

		3,650,994

Computers & Peripherals (5.5%)
Apple Inc.*	21,600	2,006,856
Hewlett-Packard Co.	46,900	1,882,566
NCR Corp.*	21,700	1,036,609

		4,926,031

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	16,900	843,648

IT Services (5.6%)
Cognizant Technology Solutions Corp., Class A*	14,700	1,297,569
Electronic Data Systems Corp.	32,300	894,064
Infosys Technologies Ltd. (ADR)^	32,600	1,638,150
Paychex, Inc.	30,800	1,166,396

		4,996,179

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Office Electronics (1.0%)
Xerox Corp.*	50,800	$858,012

Semiconductors & Semiconductor Equipment (4.0%)
Lam Research Corp.*^	16,600	785,844
MEMC Electronic Materials, Inc.*	23,100	1,399,398
NVIDIA Corp.*	48,500	1,395,830

		3,581,072

Software (0.8%)
Amdocs Ltd.*	20,000	729,600

Total Information Technology		19,585,536

Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.9%)
AT&T, Inc.	88,760	3,499,807

Total Telecommunication Services		3,499,807

Total Common Stocks (98.9%) (Cost $75,439,322)		88,332,955

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.5%)
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	$250,000	250,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	6,840,456	6,840,456
Park Sienna LLC
5.30%, 5/4/07	247,813	247,813
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	$250,000	$250,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		7,588,269

Time Deposit (1.6%)
JP Morgan Chase Nassau
4.79%, 4/2/07	1,439,458	1,439,458

Total Short-Term Investments (10.1%) (Amortized Cost $9,027,727)		9,027,727

Total Investments (109.0%) (Cost/Amortized Cost $84,467,049)		97,360,682
Other Assets Less Liabilities (-9.0%)		(8,036,938)

Net Assets(100%)		$89,323,744

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,874,659
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$8,361,665

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,601,040
Aggregate gross unrealized depreciation	(1,750,994)

Net unrealized appreciation	$12,850,046

Federal income tax cost of investments	$84,510,636

At March 31, 2007, the Portfolio had loaned securities with a total value of $7,436,593. This was secured by collateral of $7,588,269 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.5%)
Hotels, Restaurants & Leisure (3.0%)
Cheesecake Factory, Inc.*^	19,200	$511,680
Las Vegas Sands Corp.*	136,200	11,796,282

		12,307,962

Household Durables (0.4%)
Jarden Corp.*^	44,900	1,719,670

Internet & Catalog Retail (0.5%)
IAC/InterActiveCorp*	58,700	2,213,577

Media (5.4%)
Cablevision Systems Corp. - New York Group, Class A	48,900	1,488,027
Getty Images, Inc.*	90,600	4,405,878
Omnicom Group, Inc.	20,200	2,068,076
Time Warner Cable, Inc., Class A*	110,400	4,136,688
Time Warner, Inc.	221,300	4,364,036
Viacom, Inc., Class B*	40,950	1,683,455
Walt Disney Co.	92,200	3,174,446
XM Satellite Radio Holdings, Inc., Class A*^	54,500	704,140

		22,024,746

Multiline Retail (2.8%)
Target Corp.	195,600	11,591,256

Specialty Retail (4.4%)
Best Buy Co., Inc.	18,500	901,320
Home Depot, Inc.	35,300	1,296,922
Lowe’s Cos., Inc.	343,100	10,804,219
Urban Outfitters, Inc.*^	136,700	3,623,917
Williams-Sonoma, Inc.^	40,300	1,429,038

		18,055,416

Total Consumer Discretionary		67,912,627

Consumer Staples (5.5%)
Beverages (3.2%)
Coca-Cola Co.	27,900	1,339,200
PepsiCo, Inc.	183,700	11,675,972

		13,015,172

Food & Staples Retailing (1.4%)
Sysco Corp.	168,100	5,686,823

Personal Products (0.9%)
Avon Products, Inc.	103,200	3,845,232

Total Consumer Staples		22,547,227

Energy (4.3%)
Energy Equipment & Services (3.6%)
Baker Hughes, Inc.	39,700	2,625,361
Schlumberger Ltd.	133,200	9,204,120
Weatherford International Ltd.*	67,300	3,035,230

		14,864,711

Oil, Gas & Consumable Fuels (0.7%)
EOG Resources, Inc.	40,600	2,896,404

Total Energy		17,761,115

Financials (6.8%)
Commercial Banks (1.5%)
Compass Bancshares, Inc	24,300	1,671,840
Wachovia Corp.	79,700	4,387,485

		6,059,325

Consumer Finance (2.5%)
AmeriCredit Corp.*	26,100	596,646
Capital One Financial Corp.	23,200	1,750,672
SLM Corp.	192,500	7,873,250

		10,220,568

Diversified Financial Services (0.3%)
JPMorgan Chase & Co.	21,400	$1,035,332

Insurance (2.2%)
Aflac, Inc.	65,600	3,087,136
American International Group, Inc.	80,700	5,424,654
Progressive Corp.	28,700	626,234

		9,138,024

Thrifts & Mortgage Finance (0.3%)
Washington Mutual, Inc.	34,100	1,376,958

Total Financials		27,830,207

Health Care (19.6%)
Biotechnology (6.0%)
Amylin Pharmaceuticals, Inc.*^	33,500	1,251,560
Genentech, Inc.*	98,300	8,072,396
ImClone Systems, Inc.*^	241,300	9,837,801
Millennium Pharmaceuticals, Inc.*	416,800	4,734,848
PDL BioPharma, Inc.*^	31,100	674,870

		24,571,475

Health Care Equipment & Supplies (3.4%)
Baxter International, Inc.	131,600	6,931,372
Medtronic, Inc.	147,500	7,236,350

		14,167,722

Health Care Providers & Services (1.1%)
DaVita, Inc.*	54,800	2,921,936
UnitedHealth Group, Inc.	27,600	1,461,972

		4,383,908

Health Care Technology (1.5%)
Cerner Corp.*^	113,800	6,196,410

Pharmaceuticals (7.6%)
Allergan, Inc.	41,000	4,543,620
AstraZeneca plc (Sponsored ADR)	129,300	6,936,945
Endo Pharmaceuticals Holdings, Inc.*	108,800	3,198,720
Forest Laboratories, Inc.*	116,300	5,982,472
Sepracor, Inc.*^	127,900	5,963,977
Teva Pharmaceutical Industries Ltd. (ADR)	131,884	4,936,418

		31,562,152

Total Health Care		80,881,667

Industrials (11.1%)
Aerospace & Defense (0.6%)
United Technologies Corp.	38,000	2,470,000

Air Freight & Logistics (1.6%)
FedEx Corp.	7,200	773,496
United Parcel Service, Inc., Class B	80,600	5,650,060

		6,423,556

Building Products (0.9%)
American Standard Cos., Inc.	68,800	3,647,776

Construction & Engineering (1.3%)
Fluor Corp.	61,900	5,553,668

Industrial Conglomerates (2.2%)
General Electric Co.	260,800	9,221,888

Machinery (4.5%)
Danaher Corp.^	101,200	7,230,740
Illinois Tool Works, Inc.	215,600	11,124,960

		18,355,700

Total Industrials		45,672,588

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (33.0%)
Communications Equipment (6.5%)
Cisco Systems, Inc.*	593,300	$15,146,949
Corning, Inc.*	152,900	3,476,946
Juniper Networks, Inc.*	77,800	1,531,104
QUALCOMM, Inc.	160,400	6,842,664

		26,997,663

Computers & Peripherals (2.5%)
Brocade Communications Systems, Inc.*	209,900	1,998,248
Dell, Inc.*	26,800	622,028
SanDisk Corp.*	91,900	4,025,220
Seagate Technology.	70,200	1,635,660
Sun Microsystems, Inc.*	334,200	2,008,542

		10,289,698

Electronic Equipment & Instruments (1.8%)
Agilent Technologies, Inc.*	21,023	708,265
Flextronics International Ltd.*	373,600	4,087,184
Jabil Circuit, Inc.	123,300	2,639,853

		7,435,302

Internet Software & Services (9.8%)eBay, Inc.*	273,500	9,066,525
Google, Inc., Class A*	46,200	21,166,992
Yahoo!, Inc.*	327,600	10,250,604

		40,484,121

IT Services (1.5%)
Affiliated Computer Services, Inc., Class A*^	64,800	3,815,424
Paychex, Inc.	59,900	2,268,413

		6,083,837

Semiconductors & Semiconductor Equipment (5.3%)
Altera Corp.*	375,100	7,498,249
Intel Corp.	61,400	1,174,582
KLA-Tencor Corp.	132,300	7,054,236
Linear Technology Corp.	73,200	2,312,388
Maxim Integrated Products, Inc.	23,000	676,200
Silicon Laboratories, Inc.*	45,200	1,352,384
Xilinx, Inc.	61,700	1,587,541

		21,655,580

Software (5.6%)
Microsoft Corp.	408,800	11,393,256
NAVTEQ Corp.*^	234,600	8,093,700
SAP AG (Sponsored ADR)	80,400	3,589,860

		23,076,816

Total Information Technology		136,023,017

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Time Warner Telecom, Inc., Class A*^	28,500	591,945

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	27,200	1,059,440

Total Telecommunication Services		1,651,385

Utilities (0.4%)
Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	74,900	1,611,848
Dynegy, Inc., Class A*	2,838	26,280

Total Utilities		1,638,128

Total Common Stocks (97.6%) (Cost $357,401,911)		401,917,961

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.7%)
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	$1,000,000	$1,000,000
CIC N.Y.
5.34%, 5/29/07 (l)	1,000,000	1,000,000
Citigroup Global Markets, Inc.
5.51%, 4/6/07 (l)	1,000,000	1,000,000
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	1,500,000	1,500,000
Dexia Credit Local de France
5.34%, 4/13/07 (l)	3,000,000	3,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	27,425,466	27,425,466
Park Sienna LLC
5.30%, 5/4/07	1,189,500	1,189,500
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	2,000,000	2,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	1,999,759	1,999,759

Total Short-Term Investments of Cash Collateral for Securities Loaned		40,114,725

Time Deposit (3.9%)
JPMorgan Chase Nassau
4.79%, 4/2/07	16,180,760	16,180,760
Total Short-Term Investments (13.6%) (Amortized Cost $56,295,485)		56,295,485

Total Investments (111.2%) (Cost/Amortized Cost $413,697,396)		458,213,446
Other Assets Less Liabilities (-11.2%)		(46,283,575)

Net Assets (100%)		$411,929,871

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,003,686
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$27,917,115

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,301,586
Aggregate gross unrealized depreciation	(9,226,923)

Net unrealized appreciation	$43,074,663

Federal income tax cost of investments	$415,138,783

At March 31, 2007, the Portfolio had loaned securities with a total value of $39,655,454. This was secured by collateral of $40,114,725 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $98,708,821 of which $45,560,373 expires in the year 2009, $36,146,108 expires in the year 2010 and $17,002,340 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.9%)
Amcor Ltd.	348,000	$2,125,829
Brambles Ltd.*	190,300	2,085,864
Brambles Ltd.*	416,620	4,587,757
Foster’s Group Ltd.	513,000	2,843,218
Insurance Australia Group Ltd.^	736,253	3,490,815
Macquarie Bank Ltd.^	88,085	5,897,557
QBE Insurance Group Ltd.	177,558	4,531,105
Rinker Group Ltd.^	505,252	7,378,829
Telstra Corp. Ltd.	944,843	3,562,442
Toll Holdings Ltd.	201,672	3,345,043
Woolworths Ltd.^	365,116	8,032,344

		47,880,803

Austria (0.6%)
OMV AG	46,500	2,928,818
Raiffeisen International Bank
Holding AG	25,100	3,533,374
Telekom Austria AG	107,500	2,686,828

		9,149,020

Belgium (0.7%)
Fortis	168,900	7,711,865
UCB S.A.	58,931	3,429,960

		11,141,825

Canada (5.8%)
Abitibi-Consolidated, Inc.^	69,000	192,447
Alcan, Inc.^	340,100	17,728,210
Barrick Gold Corp.	374,000	10,677,700
Cameco Corp.^	371,100	15,204,010
Canadian Imperial Bankof Commerce^	38,300	3,323,757
Canadian Natural Resources Ltd.	260,100	14,362,386
EnCana Corp.	48,000	2,428,064
Manulife Financial Corp^	74,300	2,554,968
Methanex Corp.^	88,300	1,967,916
Potash Corp. of Saskatchewan, Inc.	108,700	17,333,625
Suncor Energy, Inc.^	84,000	6,391,858
Toronto-Dominion Bank Ltd.^	36,300	2,182,716

		94,347,657

China (0.1%)
Industrial & Commercial Bank of China Ltd., Class H (b)*^	2,767,000	1,551,092

Denmark (0.4%)
Novo-Nordisk A/S, Class B^	74,700	6,816,781

Finland (1.1%)
Neste Oil Oyj	56,900	1,961,054
Nokia Oyj*	76,400	1,758,476
Nokia Oyj (ADR)*	36,200	829,704
Stora Enso Oyj	167,600	2,910,550
UPM-Kymmene Oyj	394,400	10,047,206

		17,506,990

France (11.6%)
Accor S.A.	65,500	6,259,619
Air Liquide^	31,437	7,664,109
BNP Paribas	123,060	12,853,631
Bouygues S.A. (b)^	367,591	28,407,037
Carrefour S.A.^	74,600	5,456,079
Cie Generale d’Optique Essilor International S.A.	13,300	1,527,945
Dassault Systemes S.A.^	51,800	2,785,180
Groupe Danone	52,800	$8,626,171
L’Oreal S.A.^	63,700	6,954,704
Lafarge S.A.^	54,600	8,584,004
PagesJaunes Groupe S.A.	66,393	1,449,212
Peugeot S.A.^	63,000	4,440,205
Renault S.A.^	29,400	3,438,438
Safran S.A.^	82,300	2,008,612
Sanofi-Aventis^	421,800	36,681,346
Schneider Electric S.A.^	105,182	13,352,416
Societe Generale^	36,210	6,257,773
Thales S.A.^	68,200	3,959,422
Total S.A.	226,800	15,890,817
Veolia Environnement^	112,113	8,335,984
Vivendi S.A.	86,600	3,519,126

		188,451,830

Germany (5.3%)
Allianz SE (Registered)	50,900	10,451,475
Bayer AG^	74,400	4,754,686
Bayerische Motoren Werke (BMW) AG	28,600	1,687,529
Commerzbank AG^	134,900	5,968,428
Continental AG	33,200	4,291,327
DaimlerChrysler AG	182,700	14,985,271
Deutsche Bank AG (Registered)	21,500	2,896,203
Deutsche Post AG (Registered)	147,200	4,455,797
Metro AG	31,400	2,223,541
SAP AG	183,200	8,166,564
SAP AG (Sponsored ADR)^	34,900	1,558,285
Siemens AG (Registered)	161,200	17,231,428
Volkswagen AG^	40,900	6,146,580
Volkswagen AG (Non-Voting)	14,300	1,471,478

		86,288,592

Greece (0.2%)
OPAP S.A.	68,410	2,624,592

Hong Kong (2.2%)
Bank of East Asia Ltd.	1,208,600	7,030,252
Esprit Holdings Ltd.	304,200	3,568,174
Hang Lung Properties Ltd.(b)^	1,908,000	5,335,611
Hong Kong & China Gas Co.	979,000	2,187,668
Li & Fung Ltd.	1,673,700	5,258,762
Sun Hung Kai Properties Ltd.	54,000	624,765
Swire Pacific Ltd., Class A^	987,000	11,078,249

		35,083,481

India (0.1%)
Infosys Technologies Ltd. (ADR)	23,700	1,190,925

Ireland (0.8%)
CRH plc	198,982	8,500,607
Depfa Bank plc	258,900	4,634,411

		13,135,018

Israel (0.1%)
Teva Pharmaceutical Industries Ltd. (ADR)	48,000	1,796,640

Italy (0.6%)
ENI S.p.A.	63,550	2,068,000
Intesa SanPaolo S.p.A.^	1,014,898	7,707,447

		9,775,447

Japan (26.9%)
Aeon Co., Ltd.	351,000	6,999,745
Astellas Pharma, Inc.	62,400	2,690,020
Bank of Yokohama Ltd.	76,000	566,904
Canon, Inc.	129,100	6,934,852

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa House Industry Co., Ltd.	196,000	$3,215,105
Fanuc Ltd.	114,100	10,621,835
FujiFilm Holdings Corp.	73,100	2,990,003
Hankyu Hanshin Holdings, Inc.^	389,000	2,353,675
Hirose Electric Co., Ltd.^	15,700	1,887,890
Hoya Corp.	137,700	4,568,966
Ibiden Co. Ltd.	35,400	1,835,489
Idemitsu Kosan Co. Ltd.(b)	30,400	3,544,603
Inpex Holdings, Inc.	884	7,651,731
Japan Tobacco, Inc.^	887	4,358,223
JS Group Corp.^	121,000	2,623,515
Kansai Electric Power Co., Inc.	99,000	2,848,014
Kao Corp.	120,000	3,513,238
Keyence Corp.	10,300	2,324,143
Millea Holdings, Inc.	97,200	3,596,334
Mitsubishi Corp.	550,100	12,767,511
Mitsubishi Electric Corp.	300,000	3,090,631
Mitsubishi Estate Co., Ltd.^	480,000	15,763,747
Mitsubishi Heavy Industries Ltd.	351,000	2,269,705
Mitsubishi UFJ Financial Group, Inc.	793	8,950,187
Mitsui & Co., Ltd.^	140,000	2,613,714
Mitsui Fudosan Co., Ltd.	107,000	3,141,718
Mitsui Sumitomo Insurance Co., Ltd.	258,000	3,238,136
Mizuho Financial Group, Inc.	2,061	13,274,771
Murata Manufacturing Co., Ltd.	55,700	4,065,003
NGK Spark Plug Co., Ltd.^	271,000	5,070,901
Nintendo Co., Ltd.^	40,900	11,887,517
Nippon Electric Glass Co., Ltd.	406,500	7,123,409
Nippon Telegraph & Telephone Corp.	623	3,293,695
Nissan Motor Co., Ltd.^	1,045,600	11,206,660
Nitto Denko Corp.^	69,500	3,261,499
Nomura Holdings, Inc.	144,000	3,000,000
NTT DoCoMo Inc.	1,645	3,043,194
NTT Urban Development Corp.^	2,403	5,628,208
ORIX Corp.	83,210	21,678,097
Rohm Co., Ltd.^	34,100	3,093,423
Shimamura Co., Ltd.^	28,000	3,079,430
Shin-Etsu Chemical Co., Ltd.	89,200	5,442,532
SMC Corp.	61,000	8,184,063
Softbank Corp.*^	1,330,900	34,221,207
Sompo Japan Insurance, Inc.	201,800	2,515,650
Sony Corp.^	64,300	3,268,474
Sumitomo Corp.^	669,000	12,035,642
Sumitomo Metal Industries Ltd.	760,000	3,927,699
Sumitomo Mitsui Financial Group, Inc.^	4,269	38,762,984
Sumitomo Realty & Development Co., Ltd.^	232,000	8,800,407
Suzuki Motor Corp.^	548,800	14,250,917
T&D Holdings, Inc.	34,250	2,362,971
Takeda Pharmaceutical Co., Ltd.^	84,000	5,510,183
TDK Corp.	22,500	1,951,375
Tokuyama Corp.^	249,000	4,352,851
Tokyo Electric Power Co., Inc.	152,800	5,225,594
Tokyo Electron Ltd.^	82,600	5,775,832
Tokyo Gas Co., Ltd.^	1,050,000	5,854,124
Tokyu Corp.^	728,000	5,671,283
Toshiba Corp.^	1,657,000	11,066,353
Toyota Motor Corp.	39,600	2,537,169
Trend Micro, Inc.^	161,500	4,413,018
Ushio, Inc.^	83,000	1,602,385
Yahoo! Japan Corp.*^	22,794	7,863,002
Yamada Denki Co., Ltd.	88,800	$8,274,134
Yamato Holdings Co., Ltd.^	418,500	6,747,709

		436,282,999

Luxembourg (0.2%)
SES Global S.A. (FDR)	171,900	3,265,111

Mexico (1.4%)
America Movil S.A. de C.V., Series L (ADR)	390,300	18,652,437
Telefonos de Mexico S.A. de C.V., Class L (ADR)^	111,700	3,730,780

		22,383,217

Netherlands (5.9%)
ABN AMRO Holding N.V.	388,120	16,705,107
Aegon N.V.	166,379	3,316,080
Akzo Nobel N.V.	24,300	1,845,417
Heineken Holding N.V.^	28,593	1,265,814
Heineken N.V.^	104,775	5,480,978
ING Groep N.V. (CVA)	570,569	24,123,459
Reed Elsevier N.V.	118,200	2,090,563
Royal Dutch Shell plc, Class A	484,397	16,112,335
Royal Dutch Shell plc, Class A (ADR)	16,200	1,074,060
Royal Dutch Shell plc, Class B	213,862	7,116,545
Royal KPN N.V.	679,200	10,579,227
Royal Numico N.V.^	53,676	2,768,456
Unilever N.V. (CVA)	138,700	4,039,156

		96,517,197

Norway (0.5%)
DnB NOR ASA^	108,700	1,534,386
Telenor ASA^	325,300	5,779,972

		7,314,358

Singapore (0.9%)
CapitaLand Ltd.	356,000	1,877,204
DBS Group Holdings Ltd.	152,000	2,144,020
Singapore Telecommunications Ltd. (b)	3,092,068	6,684,891
United Overseas Bank Ltd.	303,000	4,194,048

		14,900,163

South Africa (0.6%)
ABSA Group Ltd.	187,700	3,609,626
Sasol Ltd.	206,700	6,896,648

		10,506,274

South Korea (0.9%)
Kookmin Bank	40,500	3,633,291
Samsung Electronics Co., Ltd.	3,590	2,148,352
Samsung Electronics Co., Ltd. (GDR)§	10,360	3,152,030
Samsung Electronics Co., Ltd. (Non-Voting)	4,210	1,980,150
Shinhan Financial Group Co., Ltd.	36,630	2,102,487

		13,016,310

Spain (3.8%)
Altadis S.A.^	152,100	9,766,996
Banco Bilbao Vizcaya Argentaria S.A.^	810,300	19,895,233
Banco Santander Central Hispano S.A.	828,000	14,777,280

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Iberdrola S.A.^	44,500	$2,103,770
Inditex S.A.	47,700	2,964,894
Repsol YPF S.A.^	281,100	9,477,808
Telefonica S.A.	154,608	3,407,796

		62,393,777

Sweden (0.5%)
Assa Abloy AB, Class B^	105,000	2,413,430
Atlas Copco AB, Class A^	81,400	2,704,474
TeliaSonera AB	420,000	3,623,904

		8,741,808

Switzerland (8.9%)
Compagnie Financiere
Richemont AG, Class A	388,642	21,732,481
Credit Suisse
Group (Registered)^	137,454	9,863,794
Holcim Ltd. (Registered)	145,216	14,543,708
Nestle S.A. (Registered)	48,764	18,991,534
Novartis AG (Registered)	429,749	24,650,048
Petroplus Holdings AG*	28,100	2,000,288
Roche Holding AG^	73,166	12,945,472
Swiss Reinsurance (Registered)	233,655	21,343,624
Swisscom AG (Registered)	20,088	7,261,370
Synthes, Inc.	4,480	553,018
UBS AG (Registered)	48,802	2,899,646
Xstrata plc	155,266	7,980,710

		144,765,693

Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	1,100,025	11,825,269

United Kingdom (12.7%)
Anglo American plc	58,900	3,102,813
ARM Holdings plc	394,900	1,041,319
AstraZeneca plc (London Exchange)	36,700	1,974,497
AstraZeneca plc (Stockholm Exchange)	317,900	17,095,069
BAE Systems plc	1,806,400	16,351,732
Barclays plc	222,300	3,154,037
BHP Billiton plc	295,247	6,582,751
Cadbury Schweppes plc	226,170	2,901,847
Carnival plc	56,400	2,718,065
HBOS plc	781,200	16,095,368
HSBC Holdings plc	260,600	4,561,549
Johnston Press plc	103,600	948,502
Kingfisher plc	471,000	2,578,981
Lloyds TSB Group plc	695,500	7,664,382
National Grid plc	478,000	7,501,543
Pearson plc	171,200	2,937,732
Reed Elsevier plc	1,106,200	13,224,277
Reuters Group plc	369,100	3,384,714
Rio Tinto plc	103,800	5,927,707
Royal Bank of Scotland Group plc (b)	808,100	31,549,957
SABMiller plc	382,800	8,399,217
Scottish & Southern Energy plc	252,600	7,659,986
Smith & Nephew plc	228,300	2,902,221
Standard Chartered plc	355,200	10,233,072
Tesco plc	591,700	5,172,744
Vodafone Group plc	5,741,153	15,308,421
Wolseley plc	60,900	1,427,319
Yell Group plc	321,000	3,777,446

		206,177,268

United States (0.1%)
News Corp. (CDI)	66,870	$1,545,225

Total Common Stocks (96.5%) (Cost $1,222,835,687)		1,566,375,362

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (27.5%)
Allstate Life Insurance Co.
5.33%, 4/30/08 (l)	$10,000,000	10,000,000
Bank of Montreal/Chicago
5.35%, 3/12/09 (l)	10,000,000	10,000,000
Bear Stearns Cos., Inc.
5.38%, 9/28/07 (l)	10,000,000	10,000,000
Beta Finance, Inc.
5.37%, 3/10/08 (l)	9,998,092	9,998,092
Calyon/New York
5.37%, 10/14/08 (l)	9,996,663	9,996,663
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	10,000,000	10,000,000
CC USA, Inc.
5.38%, 2/15/08 (l)	9,998,000	9,998,000
5.38%, 2/20/08 (l)	2,999,399	2,999,399
CIC N.Y.
5.34%, 5/29/07 (l)	5,000,000	5,000,000
Comerica Bank
5.35%, 3/16/09 (l)	7,999,035	7,999,035
Concord Minutemen C.C. LLC, Series C
5.31%, 4/3/07	9,957,386	9,957,386
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	6,000,000	6,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
5.40%, 4/2/07 (r)	100,000,000	100,000,000
Dexia Credit Local de France
5.34%, 4/10/07 (l)	15,000,000	15,000,000
5.34%, 4/13/07 (l)	10,000,000	10,000,000
Fenway Funding LLC
5.34%, 5/10/07	9,868,250	9,868,250
Foxboro Funding Ltd.
5.34%, 5/11/07	9,871,056	9,871,056
Goldman Sachs Group, Inc.
5.60%, 12/28/07 (l)	5,000,000	5,000,000
5.56%, 4/30/08 (l)	15,000,000	15,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	5,000,000	5,000,000
Lehman Holdings
5.34%, 4/2/08 (l)	17,040,977	17,040,977
MassMutual Global Funding II
5.40%, 3/26/10 (l)	10,000,000	10,000,000
MBIA Global Funding LLC
5.36%, 1/23/09 (l)	5,000,000	5,000,000
5.37%, 9/25/08 (l)	7,500,000	7,500,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
5.40%, 3/26/10 (l)	7,000,000	7,000,000
Morgan Stanley
5.62%, 4/30/08 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	84,234,967	84,234,967
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	5,000,000	5,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	9,998,795	9,998,795

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)

Wells Fargo & Co.
5.55%, 3/27/09 (l)	$7,500,000	$7,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		444,962,620

Time Deposit (3.8%)
JPMorgan Chase Nassau
4.79%, 4/2/07	61,838,141	61,838,141

Total Short-Term Investments (31.3%) (Amortized Cost $506,800,761)		506,800,761

Total Investments (127.8%) (Cost/Amortized Cost $1,729,636,448)		2,073,176,123
Other Assets Less Liabilities (-27.8%)		(450,355,151)

Net Assets (100.0%)		$1,622,820,972

Market Sector Diversification
As a Percentage of Total Net Assets

Consumer Discretionary		10.7%
Consumer Staples		6.6
Energy		7.1
Financials
Capital Markets	1.5%
Commercial Banks	15.9
Consumer Finance	1.3
Diversified Financial Services	2.0
Insurance	3.6
Real Estate	3.2

Total Financials		27.5
Health Care		7.3
Industrials		8.9
Information Technology		6.8
Materials		9.7
Telecommunications Services		9.3
Utilities		2.6
Cash and Other		3.5

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $3,152,030 or 0.19% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Receipt

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

At March 31, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar, expiring 4/20/07	7,203	$5,695,778	$5,824,973	$129,195
European Union, expiring 4/12/07	3,647	4,813,560	4,873,294	59,734
European Union, expiring 5/18/07	5,596	7,317,603	7,488,993	171,390

				$360,319

Foreign Currency Sell Contracts
British Pound, expiring 5/18/07	3,722	$7,317,603	$7,324,233	$(6,630)
European Union, expiring 4/20/07	4,354	5,695,777	5,820,616	(124,839)
Japanese Yen, expiring 4/12/07	557,008	4,813,559	4,733,059	80,500

				$(50,969)

				$309,350

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$159,312,866
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$131,069,556

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$345,127,095
Aggregate gross unrealized depreciation	(12,812,882)

Net unrealized appreciation	$332,314,213

Federal income tax cost of investments	$1,740,861,910

At March 31, 2007, the Portfolio had loaned securities with a total value of $422,831,168. This was secured by collateral of $444,962,620 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.4%)
Johnson Controls, Inc.	42,900	$4,059,198

Hotels, Restaurants & Leisure (2.0%)
Cheesecake Factory, Inc.*^	88,000	2,345,200
Las Vegas Sands Corp.*	92,300	7,994,103
McDonald’s Corp.	145,900	6,572,795
Starwood Hotels & Resorts Worldwide, Inc.	49,900	3,236,015

		20,148,113

Household Durables (1.2%)
Fortune Brands, Inc.	61,700	4,863,194
Jarden Corp.*^	96,900	3,711,270
Leggett & Platt, Inc.	173,500	3,933,245

		12,507,709

Internet & Catalog Retail (0.3%)
IAC/InterActiveCorp*	88,000	3,318,480

Media (2.2%)
Getty Images, Inc.*	84,500	4,109,235
Omnicom Group, Inc.	54,100	5,538,758
Time Warner Cable, Inc., Class A*	104,200	3,904,374
Time Warner, Inc.	307,750	6,068,830
Walt Disney Co.	72,800	2,506,504

		22,127,701

Multiline Retail (1.6%)
Target Corp.	285,500	16,918,730

Specialty Retail (2.6%)
Best Buy Co., Inc.	77,500	3,775,800
Lowe’s Cos., Inc.	541,200	17,042,388
Urban Outfitters, Inc.*^	204,800	5,429,248

		26,247,436

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.*	230,737	6,781,360

Total Consumer Discretionary		112,108,727

Consumer Staples (7.8%)
Beverages (3.2%)
Coca-Cola Co.	109,900	5,275,200
Pepsi Bottling Group, Inc.	81,542	2,600,374
PepsiCo, Inc.	384,300	24,426,108

		32,301,682

Food & Staples Retailing (0.2%)
Sysco Corp.	59,300	2,006,119

Food Products (2.7%)
Campbell Soup Co.	151,900	5,916,505
Kraft Foods, Inc., Class A^	217,300	6,879,718
Sara Lee Corp.	880,300	14,894,676

		27,690,899

Personal Products (0.5%)
Avon Products, Inc.	129,800	4,836,348

Tobacco (1.2%)
Altria Group, Inc.	141,400	12,416,334

Total Consumer Staples		79,251,382

Energy (9.6%)
Energy Equipment & Services (4.2%)
Baker Hughes, Inc.	126,300	8,352,219
BJ Services Co.	167,600	4,676,040
Schlumberger Ltd.	233,400	16,127,940
Transocean, Inc.*	71,250	5,821,125
Weatherford International Ltd.*	171,000	7,712,100

		42,689,424

Oil, Gas & Consumable Fuels (5.4%)
Arch Coal, Inc.	71,200	2,185,128
Chevron Corp.	101,164	7,482,090
EOG Resources, Inc.	123,000	8,774,820
Exxon Mobil Corp.	195,158	14,724,671
Kinder Morgan Management LLC*^	93,868	4,809,796
Royal Dutch Shell plc, Class A (ADR)	180,250	11,950,575
Royal Dutch Shell plc, Class B (ADR)^	48,152	3,207,405
Williams Cos., Inc.	82,000	2,333,720

		55,468,205

Total Energy		98,157,629

Financials (16.5%)
Commercial Banks (4.5%)
Commerce Bancorp, Inc./ New Jersey^	97,900	3,267,902
Compass Bancshares, Inc.	53,100	3,653,280
Wachovia Corp.	473,265	26,053,238
Wells Fargo & Co.	376,200	12,952,566

		45,926,986

Consumer Finance (5.3%)
AmeriCredit Corp.*^	318,800	7,287,768
Capital One Financial Corp.	83,700	6,316,002
SLM Corp.	982,900	40,200,610

		53,804,380

Diversified Financial Services (1.6%)
JPMorgan Chase & Co.	327,960	15,866,705

Insurance (3.3%)
Aflac, Inc.	143,300	6,743,698
American International Group, Inc.	97,500	6,553,950
Chubb Corp.	78,200	4,040,594
Hartford Financial Services Group, Inc.	23,780	2,272,892
Marsh & McLennan Cos., Inc.	97,000	2,841,130
Progressive Corp.	169,000	3,687,580
RenaissanceReinsurance Holdings Ltd.	82,500	4,136,550
XL Capital Ltd., Class A	47,100	3,295,116

		33,571,510

Real Estate Investment Trusts (REITs) (0.7%)
Douglas Emmett, Inc. (REIT)	112,700	2,877,231
General Growth Properties, Inc. (REIT)	56,200	3,628,834
Host Hotels & Resorts, Inc. (REIT)^	30,548	803,718

		7,309,783

Thrifts & Mortgage Finance (1.1%)
Hudson City Bancorp, Inc.	204,500	2,797,560
IndyMac Bancorp, Inc.^	10,200	326,910
Washington Mutual, Inc.	209,941	8,477,418

		11,601,888

Total Financials		168,081,252

Health Care (15.9%)
Biotechnology (1.8%)
Genentech, Inc.*	110,500	9,074,260
ImClone Systems, Inc.*^	55,100	2,246,427
Millennium Pharmaceuticals, Inc.*	567,100	6,442,256

		17,762,943

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	197,800	$10,418,126
Medtronic, Inc.	103,900	5,097,334

		15,515,460

Health Care Providers & Services (1.6%)
DaVita, Inc.*	107,025	5,706,573
UnitedHealth Group, Inc.	144,310	7,644,101
WellPoint, Inc.*	31,800	2,578,980

		15,929,654

Health Care Technology (0.4%)
Cerner Corp.*^	73,500	4,002,075

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.*	52,200	2,440,350

Pharmaceuticals (10.4%)
Allergan, Inc.	224,300	24,856,926
AstraZeneca plc (Sponsored ADR)	633,500	33,987,275
Endo Pharmaceuticals Holdings, Inc.*	113,800	3,345,720
Forest Laboratories, Inc.*	656,500	33,770,360
Sepracor, Inc.*^	89,600	4,178,048
Teva Pharmaceutical Industries Ltd. (ADR)^	156,525	5,858,731

		105,997,060

Total Health Care		161,647,542

Industrials (12.5%)
Aerospace & Defense (0.8%)
Alliant Techsystems, Inc.*^	30,200	2,655,184
United Technologies Corp.	90,900	5,908,500

		8,563,684

Air Freight & Logistics (1.5%)
FedEx Corp.	28,400	3,051,012
United Parcel Service, Inc., Class B	176,500	12,372,650

		15,423,662

Building Products (1.7%)
American Standard Cos., Inc.	313,900	16,642,978
Owens Corning, Inc.*	19,200	611,712

		17,254,690

Construction & Engineering (1.4%)
Fluor Corp.	162,900	14,615,388

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	56,400	2,537,436

Industrial Conglomerates (4.1%)
General Electric Co.	1,028,000	36,350,080
Tyco International Ltd.	172,750	5,450,263

		41,800,343

Machinery (2.7%)
Danaher Corp.	155,200	11,089,040
Illinois Tool Works, Inc.	249,200	12,858,720
Parker Hannifin Corp.	35,800	3,089,898

		27,037,658

Total Industrials		127,232,861

Information Technology (17.9%)
Communications Equipment (2.8%)
Cisco Systems, Inc.*	825,875	21,084,589
QUALCOMM, Inc.	166,100	7,085,826

		28,170,415

Computers & Peripherals (2.9%)
Brocade Communications Systems, Inc.*	304,400	2,897,888
Dell, Inc.*	557,350	12,936,093
SanDisk Corp.*	35,100	1,537,380
Seagate Technology	549,100	12,794,030

		30,165,391

Electronic Equipment & Instruments (2.4%)
Flextronics International Ltd.*	1,486,100	16,257,934
Jabil Circuit, Inc.	374,600	8,020,186

		24,278,120

Internet Software & Services (2.4%)
aQuantive, Inc.*^	101,100	2,821,701
eBay, Inc.*	86,200	2,857,530
Google, Inc., Class A*	35,700	16,356,312
Yahoo!, Inc.*	71,700	2,243,493

		24,279,036

IT Services (1.1%)
Affiliated Computer Services, Inc., Class A*	146,800	8,643,584
Paychex, Inc.	73,400	2,779,658

		11,423,242

Semiconductors & Semiconductor Equipment (1.6%)
Altera Corp.*	145,200	2,902,548
KLA-Tencor Corp.	59,600	3,177,872
Qimonda AG (Sponsored ADR)*^	365,300	5,245,708
Silicon Laboratories, Inc.*^	158,900	4,754,288

		16,080,416

Software (4.7%)
Compuware Corp.*	578,400	5,489,016
Microsoft Corp.	1,011,600	28,193,292
NAVTEQ Corp.*^	109,900	3,791,550
SAP AG (Sponsored ADR)^	161,100	7,193,115
Symantec Corp.*	220,000	3,806,000

		48,472,973

Total Information Technology		182,869,593

Materials (3.1%)
Chemicals (2.5%)
Air Products & Chemicals, Inc.	37,000	2,733,930
E.I. du Pont de Nemours & Co.	65,300	3,227,779
Huntsman Corp.	117,100	2,235,439
Methanex Corp.	231,000	5,158,230
Nova Chemicals Corp.	72,700	2,250,792
Potash Corp. of Saskatchewan, Inc.	39,100	6,253,263
Rohm & Haas Co.	72,300	3,739,356

		25,598,789

Metals & Mining (0.6%)
Alcoa, Inc.	76,500	2,593,350
Barrick Gold Corp.	136,200	3,888,510

		6,481,860

Total Materials		32,080,649

Telecommunication Services (3.0%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	322,000	12,696,460
Qwest Communications International, Inc.*^	381,900	3,433,281
Time Warner Telecom, Inc., Class A*^	177,200	3,680,444

		19,810,185

Wireless Telecommunication Services (1.1%)
American Tower Corp., Class A*	273,100	10,637,245

Total Telecommunication Services		30,447,430

Utilities (2.2%)
Electric Utilities (0.3%)
Edison International, Inc.	62,600	3,075,538

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)

Independent Power Producers & Energy Traders (0.7%)
AES Corp.*	344,400	$7,411,488

Multi-Utilities (1.2%)
CMS Energy Corp.^	338,200	6,019,960
MDU Resources Group, Inc.^	100,500	2,888,370
NiSource, Inc.	127,300	3,111,212

		12,019,542

Total Utilities		22,506,568

Total Common Stocks (99.5%) (Cost $809,992,017)		1,014,383,633

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.5%)
ANZ National Bank Ltd.
5.37%, 3/6/09 (l)	$2,998,423	2,998,423
Bear Stearns Cos., Inc.
5.54%, 4/6/07 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	2,000,000	2,000,000
Citigroup Global Markets, Inc.
5.51%, 4/6/07 (l)	4,000,000	4,000,000
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	3,000,000	3,000,000
Dexia Credit Local de France
5.34%, 4/13/07 (l)	5,000,000	5,000,000
Fenway Funding LLC
5.34%, 5/10/07	4,934,125	4,934,125
Foxboro Funding Ltd.
5.34%, 5/11/07	2,961,317	2,961,317
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	2,000,000	2,000,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	$21,086,304	$21,086,304
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	2,000,000	2,000,000
Unicredito Italiano Bank plc
5.33%, 4/30/08 (l)	5,000,000	5,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	4,999,398	4,999,398

Total Short-Term Investments of Cash Collateral for Securities Loaned		65,979,567

Time Deposit (0.6%)
JPMorgan Chase Nassau
4.79%, 4/2/07	6,471,969	6,471,969

Total Short-Term Investments (7.1%) (Amortized Cost $72,451,536)		72,451,536

Total Investments (106.6%) (Cost/Amortized Cost $882,443,553)		1,086,835,169
Other Assets Less Liabilities (-6.6%)		(67,197,007)

Net Assets (100%)		$1,019,638,162

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$68,456,799
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$104,109,181

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$215,858,305
Aggregate gross unrealized depreciation	(15,589,399)

Net unrealized appreciation	$200,268,906

Federal income tax cost of investments	$886,566,263

At March 31, 2007, the Portfolio had loaned securities with a total value of $64,910,719. This was secured by collateral of $65,979,567 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $174,144,819 of which $129,177,632 expires in the year 2009, $2,767,387 expires in the year 2010, and $103,882,638 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (0.4%)
Johnson Controls, Inc.	45,600	$4,314,672

Automobiles (1.0%)
Ford Motor Co.^	958,500	7,562,565
General Motors Corp.^	125,700	3,851,448

		11,414,013

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	40,700	1,907,202
Cheesecake Factory, Inc.*^	66,300	1,766,895
Las Vegas Sands Corp.*	103,300	8,946,813
McDonald’s Corp.	51,500	2,320,075
Starwood Hotels & Resorts Worldwide, Inc.	54,600	3,540,810

		18,481,795

Household Durables (0.6%)
Fortune Brands, Inc.	33,000	2,601,060
Jarden Corp.*^	13,200	505,560
Leggett & Platt, Inc.^	132,500	3,003,775
Lennar Corp., Class A	29,300	1,236,753

		7,347,148

Media (3.5%)
Cablevision Systems Corp. - New York Group, Class A	62,364	1,897,737
CBS Corp., Class B	207,500	6,347,425
Comcast Corp., Class A*	93,450	2,425,027
Getty Images, Inc.*^	161,100	7,834,293
Omnicom Group, Inc.	30,300	3,102,114
Time Warner Cable, Inc., Class A*	63,400	2,375,598
Time Warner, Inc.	177,900	3,508,188
Viacom, Inc., Class B*	61,700	2,536,487
Walt Disney Co.	357,800	12,319,054

		42,345,923

Multiline Retail (1.9%)
Target Corp.	397,300	23,543,998

Specialty Retail (3.2%)
Best Buy Co., Inc.	119,800	5,836,656
Home Depot, Inc.	165,000	6,062,100
Lowe’s Cos., Inc.	790,400	24,889,696
Urban Outfitters, Inc.*^	84,700	2,245,397

		39,033,849

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.*	251,350	7,387,176

Total Consumer Discretionary		153,868,574

Consumer Staples (7.0%)
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	42,358	2,137,385
Coca-Cola Co.	125,000	6,000,000
PepsiCo, Inc.	248,600	15,801,016

		23,938,401

Food & Staples Retailing (0.5%)
Sysco Corp	174,300	5,896,569

Food Products (2.3%)
Campbell Soup Co.	77,400	3,014,730
Kraft Foods, Inc., Class A^	235,500	7,455,930
Sara Lee Corp.	706,700	11,957,364
Unilever N.V. (N.Y. Shares)	200,000	5,844,000

		28,272,024

Personal Products (0.6%)
Avon Products, Inc.	209,700	7,813,422

Tobacco (1.6%)
Altria Group, Inc.	200,372	17,594,665
Altria Group, Inc. (When Issued)*	31,300	$2,062,044

		19,656,709

Total Consumer Staples		85,577,125

Energy (8.3%)
Energy Equipment & Services (4.3%)
Baker Hughes, Inc.	151,500	10,018,695
BJ Services Co.	204,000	5,691,600
Halliburton Co.	115,200	3,656,448
Schlumberger Ltd.	349,948	24,181,407
Weatherford International Ltd.*^	209,448	9,446,105

		52,994,255

Oil, Gas & Consumable Fuels (4.0%)
Anadarko Petroleum Corp.	57,100	2,454,158
Arch Coal, Inc.^	150,200	4,609,638
Chevron Corp.	90,148	6,667,346
EOG Resources, Inc.	40,400	2,882,136
Exxon Mobil Corp.	116,390	8,781,625
Kinder Morgan, Inc.	23,740	2,527,123
Royal Dutch Shell plc, Class A (ADR)	239,600	15,885,480
Royal Dutch Shell plc, Class B (ADR)^	65,795	4,382,605

		48,190,111

Total Energy		101,184,366

Financials (17.4%)
Capital Markets (0.6%)
Goldman Sachs Group, Inc.	14,800	3,058,124
Lehman Brothers Holdings, Inc.	32,700	2,291,289
Merrill Lynch & Co., Inc.	28,800	2,352,096

		7,701,509

Commercial Banks (4.4%)
Commerce Bancorp, Inc./New Jersey^	62,500	2,086,250
Compass Bancshares, Inc.	78,500	5,400,800
Fifth Third Bancorp	156,000	6,035,640
Wachovia Corp.	432,584	23,813,749
Wells Fargo & Co.	459,400	15,817,142

		53,153,581

Consumer Finance (2.7%)
AmeriCredit Corp.*^	92,100	2,105,406
Capital One Financial Corp.	59,000	4,452,140
SLM Corp.	640,407	26,192,646

		32,750,192

Diversified Financial Services (1.6%)
JPMorgan Chase & Co.	411,676	19,916,885

Insurance (3.9%)
Aflac, Inc.	70,300	3,308,318
Ambac Financial Group, Inc.	30,100	2,600,339
American International Group, Inc.	147,000	9,881,340
Berkshire Hathaway, Inc., Class A*	63	6,866,370
Chubb Corp.	34,100	1,761,947
Marsh & McLennan Cos., Inc.	330,300	9,674,487
MBIA, Inc.^	40,300	2,639,247
Progressive Corp.	119,900	2,616,218
RenaissanceReinsurance Holdings Ltd.	54,500	2,732,630
XL Capital Ltd., Class A	81,400	5,694,744

		47,775,640

Real Estate Investment Trusts (REITs) (0.5%)
Douglas Emmett, Inc. (REIT)^	70,500	1,799,865

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
General Growth Properties, Inc. (REIT)^	48,000	$3,099,360
Host Hotels & Resorts, Inc. (REIT)^	33,426	879,438

		5,778,663

Thrifts & Mortgage Finance (3.7%)
Fannie Mae	175,394	9,573,005
Freddie Mac	111,300	6,621,237
Hudson City Bancorp, Inc.^	494,500	6,764,760
IndyMac Bancorp, Inc.^	52,100	1,669,805
Washington Mutual, Inc.	488,000	19,705,440

		44,334,247

Total Financials		211,410,717

Health Care (12.4%)
Biotechnology (1.9%)
Amgen, Inc.*	32,500	1,816,100
Genentech, Inc.*	113,700	9,337,044
ImClone Systems, Inc.*^	206,700	8,427,159
Millennium Pharmaceuticals, Inc.*^	272,700	3,097,872

		22,678,175

Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	270,800	14,263,036
Medtronic, Inc.	135,700	6,657,442

		20,920,478

Health Care Providers & Services (1.6%)
DaVita, Inc.*	132,450	7,062,234
UnitedHealth Group, Inc.	175,700	9,306,829
WellPoint, Inc.*	36,800	2,984,480

		19,353,543

Health Care Technology (0.2%)
Cerner Corp.*^	39,000	2,123,550

Pharmaceuticals (7.0%)
Allergan, Inc.	131,106	14,529,167
AstraZeneca plc (Sponsored ADR)	385,100	20,660,615
Eli Lilly & Co.	47,230	2,536,724
Endo Pharmaceuticals Holdings, Inc.*^	82,300	2,419,620
Forest Laboratories, Inc.*	544,446	28,006,302
Pfizer, Inc.	98,239	2,481,517
Sanofi-Aventis (ADR)	127,000	5,525,770
Sepracor, Inc.*^	68,000	3,170,840
Teva Pharmaceutical Industries Ltd. (ADR)	163,000	6,101,090

		85,431,645

Total Health Care		150,507,391

Industrials (10.4%)
Aerospace & Defense (1.3%)
United Technologies Corp.	234,362	15,233,530

Air Freight & Logistics (1.4%)
United Parcel Service, Inc., Class B	250,000	17,525,000

Building Products (0.7%)
American Standard Cos., Inc.	165,000	8,748,300

Construction & Engineering (1.5%)
Fluor Corp.	207,600	18,625,872

Electrical Equipment (0.6%)
Cooper Industries Ltd., Class A	74,000	3,329,260
Emerson Electric Co.	78,600	3,386,874

		6,716,134

Industrial Conglomerates (3.0%)
General Electric Co.	863,828	30,544,958
Siemens AG (ADR)	31,700	$3,398,240
Tyco International Ltd.	79,400	2,505,070

		36,448,268

Machinery (1.9%)
Danaher Corp.	133,700	9,552,865
Illinois Tool Works, Inc.	224,500	11,584,200
Parker Hannifin Corp.	26,800	2,313,108

		23,450,173

Total Industrials		126,747,277

Information Technology (24.3%)
Communications Equipment (3.7%)
Cisco Systems, Inc.*	1,059,612	27,051,894
Corning, Inc.*	270,900	6,160,266
QUALCOMM, Inc.	268,600	11,458,476

		44,670,636

Computers & Peripherals (3.8%)
Brocade Communications Systems, Inc.*	486,700	4,633,384
Dell, Inc.*	311,500	7,229,915
Hewlett-Packard Co.	93,635	3,758,509
SanDisk Corp.*	326,500	14,300,700
Seagate Technology	352,400	8,210,920
Sun Microsystems, Inc.*	1,418,300	8,523,983

		46,657,411

Electronic Equipment & Instruments (1.0%)
Flextronics International Ltd.*	556,300	6,085,922
Jabil Circuit, Inc.	282,200	6,041,902

		12,127,824

Internet Software & Services (4.0%)
eBay, Inc.*	369,284	12,241,765
Google, Inc., Class A*	54,880	25,143,821
Yahoo!, Inc.*	346,600	10,845,114

		48,230,700

IT Services (0.8%)
Affiliated Computer Services, Inc., Class A*	120,100	7,071,488
Paychex, Inc.	65,600	2,484,272

		9,555,760

Semiconductors & Semiconductor Equipment (7.0%)
Altera Corp.*^	545,800	10,910,542
Applied Materials, Inc.	845,282	15,485,566
ASML Holding N.V. (N.Y. Shares)*^	90,500	2,239,875
Fairchild Semiconductor International, Inc.*	168,700	2,820,664
Intel Corp.	711,503	13,611,053
KLA-Tencor Corp.	320,300	17,078,396
Lam Research Corp.*^	61,200	2,897,208
Linear Technology Corp.	122,500	3,869,775
Qimonda AG (Sponsored ADR)*	120,900	1,736,124
Silicon Laboratories, Inc.*^	70,700	2,115,344
Teradyne, Inc.*	170,500	2,820,070
Xilinx, Inc.	391,700	10,078,441

		85,663,058

Software (4.0%)
Compuware Corp.*	220,100	2,088,749
Microsoft Corp.	1,290,352	35,962,110
NAVTEQ Corp.*^	58,000	2,001,000
SAP AG (Sponsored ADR)^	184,300	8,228,995

		48,280,854

Total Information Technology		295,186,243

Materials (3.4%)
Chemicals (2.0%)
Dow Chemical Co.	125,100	5,737,086

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
E.I. du Pont de Nemours & Co.	28,100	$1,388,983
Huntsman Corp.	332,700	6,351,243
Methanex Corp.	105,900	2,364,747
Nova Chemicals Corp.	86,200	2,668,752
Potash Corp. of Saskatchewan, Inc.	33,800	5,405,634
Rohm & Haas Co.	23,800	1,230,936

		25,147,381

Metals & Mining (1.2%)
Alcoa, Inc.	196,900	6,674,910
Barrick Gold Corp.	154,000	4,396,700
Newmont Mining Corp.	78,100	3,279,419

		14,351,029

Paper & Forest Products (0.2%)
International Paper Co.	62,000	2,256,800

Total Materials.		41,755,210

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	199,700	7,874,171
Qwest Communications International, Inc.*^	387,000	3,479,130
Verizon Communications, Inc.	114,700	4,349,424

		15,702,725

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	79,300	3,088,735

Total Telecommunication Services		18,791,460

Utilities (1.3%)
Electric Utilities (0.4%)
Edison International, Inc.	92,400	4,539,612

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	268,900	5,786,728

Multi-Utilities (0.4%)
MDU Resources Group, Inc.^	120,300	3,457,422
NiSource, Inc.	74,400	1,818,336

		5,275,758

Total Utilities		15,602,098

Total Common Stocks (98.8%) (Cost $1,031,667,166)		1,200,630,461

	Principal Amount
CONVERTIBLE BONDS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
Ford Motor Co.
4.25%, 12/15/36 (Cost $1,519,000)	$1,519,000	1,674,697

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.9%)
Bear Stearns Cos., Inc.
5.54%, 4/6/07 (l)	$5,000,000	$5,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	3,000,000	3,000,000
CC USA, Inc.
5.38%, 2/20/08 (l)	6,498,698	6,498,698
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	3,000,000	3,000,000
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	4,000,000	4,000,000
Dexia Credit Local de France
5.34%, 4/13/07 (l)	5,000,000	5,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	3,000,000	3,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	47,734,479	47,734,479
Park Sienna LLC
5.30%, 5/4/07	2,973,750	2,973,750
Pricoa Global Funding I
5.36%, 5/23/08 (l)	5,000,000	5,000,000
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	3,000,000	3,000,000
Unicredito Italiano Bank plc
5.33%, 4/30/08 (l)	5,000,000	5,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	4,999,398	4,999,398

Total Short-Term Investments of Cash Collateral for Securities Loaned		108,206,325

Time Deposit (1.4%)
JPMorgan Chase Nassau
4.79%, 4/2/07	16,625,218	16,625,218

Total Short-Term Investments (10.3%) (Amortized Cost $124,831,543)		124,831,543

Total Investments (109.2%) (Cost/Amortized Cost $1,158,017,709)		1,327,136,701
Other Assets Less Liabilities (-9.2%)		(112,324,776)

Net Assets (100%)		$1,214,811,925

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$95,569,073
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$117,405,812

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188,111,614
Aggregate gross unrealized depreciation	(20,758,136)

Net unrealized appreciation	$167,353,478

Federal income tax cost of investments	$1,159,783,223

At March 31, 2007, the Portfolio had loaned securities with a total value of $105,769,350. This was secured by collateral of $108,206,325 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (24.8%)
Auto Components (0.9%)
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc.
7.625%, 5/15/14^ §	$950,000	$969,000
TRW Automotive, Inc.
7.250%, 3/15/17^ §	1,050,000	1,029,000

		1,998,000

Automobiles (0.5%)
General Motors Corp.
8.375%, 7/15/33^	1,095,000	982,763

Distributors (0.3%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	600,000	606,000

Diversified Consumer Services (1.2%)
Carriage Services, Inc.
7.875%, 1/15/15	915,000	940,162

Service Corp. International
7.700%, 4/15/09	75,000	78,000
7.375%, 10/1/14	250,000	260,000
6.750%, 4/1/16^	1,315,000	1,308,425

		2,586,587

Hotels, Restaurants & Leisure (5.2%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	595,000	618,800
Boyd Gaming Corp.
7.750%, 12/15/12^	625,000	645,312
Caesars Entertainment, Inc.
8.125%, 5/15/11^	375,000	397,031
Landry’s Restaurants, Inc., Series B
7.500%, 12/15/14^	1,035,000	1,019,475
MGM MIRAGE
8.500%, 9/15/10	550,000	587,812
6.750%, 9/1/12	400,000	397,500
6.625%, 7/15/15^	1,430,000	1,372,800
7.625%, 1/15/17^	75,000	75,938
Mohegan Tribal Gaming Authority
7.125%, 8/15/14^	1,075,000	1,091,125
Royal Caribbean Cruises Ltd.
8.000%, 5/15/10	370,000	393,511
San Pasqual Casino
8.000%, 9/15/13^ §	875,000	900,156
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
7.848%, 3/15/14^ § (l)	760,000	775,200
Seneca Gaming Corp.
7.250%, 5/1/12	285,000	286,781
Series B
7.250%, 5/1/12	235,000	236,469
Speedway Motorsports, Inc.
6.750%, 6/1/13	730,000	724,525
Station Casinos, Inc.
6.875%, 3/1/16	1,520,000	1,392,700
6.625%, 3/15/18	200,000	178,000
Turning Stone Resort Casino Enterprise
9.125%, 9/15/14 §	175,000	179,813

		11,272,948

Household Durables (0.5%)
American Greetings Corp.
7.375%, 6/1/16	150,000	154,688
Jarden Corp.
7.500%, 5/1/17^	225,000	227,250
K. Hovnanian Enterprises, Inc.
7.500%, 5/15/16	$685,000	$638,762
Standard-Pacific Corp.
6.875%, 5/15/11^	140,000	133,000

		1,153,700

Internet & Catalog Retail (0.4%)
FTD, Inc.
7.750%, 2/15/14^	807,000	813,053

Leisure Equipment & Products (0.3%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14 §	765,000	753,525

Media (12.6%)
Allbritton Communications Co.
7.750%, 12/15/12	935,000	958,375
CBD Media, Inc./CBD Finance
8.625%, 6/1/11	175,000	179,813
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15	3,045,000	3,159,187
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
8.375%, 4/30/14 §	1,200,000	1,249,500
CSC Holdings, Inc.
7.250%, 7/15/08	350,000	354,813
Series B
8.125%, 7/15/09^	210,000	217,350
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%, 8/15/10	820,000	857,925
9.875%, 8/15/13	240,000	261,900
DirecTV Holdings LLC/DirecTV Financing Co.
6.375%, 6/15/15	400,000	380,000
Echostar DBS Corp.
6.375%, 10/1/11	250,000	251,563
7.125%, 2/1/16^	575,000	593,688
Idearc, Inc.
8.000%, 11/15/16 §	2,455,000	2,525,581
Inmarsat Finance plc
7.625%, 6/30/12^	575,000	599,437
Intelsat Bermuda Ltd.
11.354%, 6/15/13 § (l)	1,375,000	1,474,687
Intelsat Corp.
9.000%, 8/15/14^	406,000	439,495
Intelsat Intermediate Holding Co., Ltd.
0.000%, 2/1/15^ (e)	2,700,000	2,241,000
Intelsat Subsidiary Holding Co., Ltd.
8.625%, 1/15/15^	2,100,000	2,247,000
Liberty Media LLC
8.250%, 2/1/30	500,000	499,855
Mediacom Broadband LLC
8.500%, 10/15/15^	917,000	937,632
Mediacom LLC/Mediacom Capital Corp.
9.500%, 1/15/13	1,060,000	1,093,125
Primedia, Inc.
8.875%, 5/15/11	400,000	411,000
Quebecor Media, Inc.
7.750%, 3/15/16	900,000	924,750
R.H. Donnelley Corp.
6.875%, 1/15/13	1,540,000	1,497,650
Series A-1
6.875%, 1/15/13	985,000	957,912

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series A-2
6.875%, 1/15/13^	$960,000	$933,600
R.H. Donnelley, Inc.
10.875%, 12/15/12	225,000	243,000
Rogers Cable, Inc.
6.750%, 3/15/15	175,000	181,125
Umbrella Acquisition, Inc. (PIK)
9.750%, 3/15/15^§	1,325,000	1,320,031
Videotron Ltd.
6.875%, 1/15/14	350,000	353,500

		27,344,494

Multiline Retail (1.2%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14^	1,335,000	1,433,456
Neiman Marcus Group, Inc. (PIK)
9.000%, 10/15/15^	750,000	821,250
Saks, Inc.
8.250%, 11/15/08	350,000	364,737

		2,619,443

Specialty Retail (0.3%)
Asbury Automotive Group, Inc.
8.000%, 3/15/14	175,000	178,938
AutoNation, Inc.
7.000%, 4/15/14	550,000	555,500

		734,438

Textiles, Apparel & Luxury Goods (1.4%)
INVISTA
9.250%, 5/1/12 §	450,000	479,250
Levi Strauss & Co.
10.099%, 4/1/12^ (l)	1,095,000	1,116,900
Perry Ellis International, Inc., Series B
8.875%, 9/15/13	785,000	804,625
Phillips-Van Heusen Corp.
7.250%, 2/15/11^	450,000	460,125
8.125%, 5/1/13	125,000	131,250

		2,992,150

Total Consumer Discretionary		53,857,101

Consumer Staples (6.1%)
Beverages (1.2%)
Constellation Brands, Inc.
7.250%, 9/1/16	950,000	961,875
Series B
8.125%, 1/15/12^	400,000	414,000
Cott Beverages, Inc.
8.000%, 12/15/11^	1,225,000	1,249,500

		2,625,375

Food & Staples Retailing (2.8%)
Albertson’s, Inc.
7.450%, 8/1/29	215,000	211,503
Delhaize America, Inc.
8.125%, 4/15/11	500,000	546,915
Ingles Markets, Inc.
8.875%, 12/1/11	750,000	780,000
Jean Coutu Group PJC, Inc.
7.625%, 8/1/12^	300,000	318,024
Pantry, Inc.
7.750%, 2/15/14^	2,060,000	2,080,600
Stater Brothers Holdings, Inc.
8.125%, 6/15/12^	795,000	818,850
SUPERVALU, Inc.
7.500%, 11/15/14^	1,210,000	1,261,425

		6,017,317

Food Products (1.4%)
Dole Food Co., Inc.
8.625%, 5/1/09^	832,000	829,920
Pilgrim’s Pride Corp.
7.625%, 5/1/15	$200,000	$199,500
8.375%, 5/1/17^	675,000	666,563
Smithfield Foods, Inc.
7.625%, 2/15/08^	350,000	353,500
Series B
7.750%, 5/15/13^	985,000	1,017,012

		3,066,495

Household Products (0.5%)
Central Garden & Pet Co.
9.125%, 2/1/13	1,025,000	1,068,562

Personal Products (0.2%)
Elizabeth Arden, Inc.
7.750%, 1/15/14^	455,000	464,100

Total Consumer Staples		13,241,849

Energy (7.8%)
Energy Equipment & Services (1.5%)
Allis-Chalmers Energy, Inc.
8.500%, 3/1/17 §	75,000	73,875
Complete Production Services, Inc.
8.000%, 12/15/16^§	750,000	768,750
Dresser-Rand Group, Inc.
7.375%, 11/1/14^	938,000	956,760
Hanover Compressor Co.
7.500%, 4/15/13	440,000	451,000
Hanover Equipment Trust,
Series 01-B
8.750%, 9/1/11^	225,000	234,000
Universal Compression, Inc.
7.250%, 5/15/10	725,000	734,969

		3,219,354

Oil, Gas & Consumable Fuels (6.3%)
Atlas Pipeline Partners LP
8.125%, 12/15/15^	625,000	643,750
Chesapeake Energy Corp.
6.625%, 1/15/16	1,775,000	1,788,312
Colorado Interstate Gas Co.
6.800%, 11/15/15	350,000	372,219
Compton Petroleum Finance Corp.
7.625%, 12/1/13	1,385,000	1,353,837
Denbury Resources, Inc.
7.500%, 12/15/15^	375,000	378,750
Ferrellgas Escrow LLC/ Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	1,400,000	1,372,000
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	200,000	197,000
Northwest Pipeline Corp.
7.000%, 6/15/16	900,000	964,125
Peabody Energy Corp.
7.375%, 11/1/16^	465,000	489,413
Plains Exploration & Production Co.
7.000%, 3/15/17	1,075,000	1,080,375
Pogo Producing Co.
6.875%, 10/1/17^	360,000	351,000
Sabine Pass LNG LP
7.250%, 11/30/13 §	350,000	352,625
7.500%, 11/30/16 §	2,315,000	2,332,362
Teekay Shipping Corp.
8.875%, 7/15/11	525,000	565,687
Williams Cos., Inc.
7.125%, 9/1/11	650,000	680,875
8.125%, 3/15/12	265,000	288,188

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17 (b)	$475,000	$502,313

		13,712,831

Total Energy		16,932,185

Financials (11.3%)
Capital Markets (1.6%)
Arch Western Finance LLC
6.750%, 7/1/13	1,700,000	1,672,375
Basell AF SCA
8.375%, 8/15/15^§	1,010,000	1,052,925
E*Trade Financial Corp.
8.000%, 6/15/11	105,000	110,512
7.375%, 9/15/13	525,000	548,625

		3,384,437

Consumer Finance (5.7%)
Ford Motor Credit Co.
7.875%, 6/15/10	6,455,000	6,479,006
7.000%, 10/1/13^	200,000	185,917
GMAC LLC
6.875%, 9/15/11	3,140,000	3,143,043
8.000%, 11/1/31^	2,365,000	2,535,621

		12,343,587

Diversified Financial Services (3.4%)
American Real Estate Partners LP/American Real Estate Finance Corp.
7.125%, 2/15/13^	200,000	197,500
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14	406,000	461,184
Crystal U.S. Holdings 3 LLC/Crystal U.S. Sub 3 Corp.,
Series B
0.000%, 10/1/14 (e)	1,400,000	1,300,250
Di Finance LLC/DynCorp International, Series B
9.500%, 2/15/13^	531,000	565,515
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.
8.500%, 4/1/15^§	110,000	114,262
(PIK)
8.875%, 4/1/15 §	580,000	599,575
NSG Holdings LLC/ NSG Holdings, Inc.
7.750%, 12/15/25 §	635,000	663,575
PGS Solutions, Inc.
9.625%, 2/15/15 §	340,000	342,765
Rainbow National Services LLC
10.375%, 9/1/14 §	1,050,000	1,174,687
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375%, 12/15/13 §	900,000	918,000
Sally Holdings LLC
9.250%, 11/15/14^§	1,050,000	1,078,875

		7,416,188

Real Estate Investment Trusts (REITs) (0.6%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	775,000	830,219
Host Marriott LP (REIT)
7.125%, 11/1/13^	125,000	127,813
Series M (REIT)
7.000%, 8/15/12^	125,000	127,344
Ventas Realty LP/Ventas Capital Corp. (REIT)
7.125%, 6/1/15	$275,000	$288,062

		1,373,438

Total Financials		24,517,650

Health Care (4.4%)
Health Care Equipment & Supplies (0.3%)
Advanced Medical Optics, Inc.
7.500%, 5/1/17 §	565,000	569,237

Health Care Providers & Services (4.1%)
DaVita, Inc.
6.625%, 3/15/13^	800,000	800,000
HCA, Inc.
6.950%, 5/1/12^	2,985,000	2,880,525
6.300%, 10/1/12^	1,215,000	1,136,025
9.250%, 11/15/16 §	740,000	798,275
(PIK)
9.625%, 11/15/16^§	825,000	891,000
Tenet Healthcare Corp.
9.875%, 7/1/14^	360,000	363,600
U.S. Oncology Holdings, Inc.
10.580%, 3/15/15 (l)	1,300,000	1,326,000
U.S. Oncology, Inc.
9.000%, 8/15/12	750,000	800,625

		8,996,050

Life Sciences Tools & Services (0.0%)
Fisher Scientific International, Inc.
6.125%, 7/1/15	75,000	75,182

Total Health Care		9,640,469

Industrials (8.1%)
Aerospace & Defense (2.2%)
Alion Science and Technology Corp.
10.250%, 2/1/15 §	1,270,000	1,308,100
Alliant Techsystems, Inc.
6.750%, 4/1/16^	200,000	200,500
Bombardier, Inc.
6.750%, 5/1/12 §	225,000	223,875
DRS Technologies, Inc.
6.625%, 2/1/16	450,000	454,500
Esterline Technologies Corp.
7.750%, 6/15/13	625,000	642,188
L-3 Communications Corp.
6.125%, 7/15/13	75,000	73,875
Series B
6.375%, 10/15/15	75,000	74,344
Moog, Inc.
6.250%, 1/15/15	450,000	443,250
TransDigm, Inc.
7.750%, 7/15/14	1,175,000	1,213,187
7.750%, 7/15/14^§	200,000	206,500

		4,840,319

Building Products (0.2%)
Goodman Global Holdings, Inc., Series B
8.360%, 6/15/12^(l)	530,000	533,975

Commercial Services & Supplies (3.6%)
ADESA, Inc.
7.625%, 6/15/12	1,287,000	1,364,220
Allied Waste Industries, Inc.
6.375%, 1/15/08	150,000	150,375
7.400%, 9/15/35	455,000	436,800
Series B
7.125%, 5/15/16^	1,025,000	1,042,937
ARAMARK Corp.
8.500%, 2/1/15 §	1,725,000	1,794,000

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Corrections Corp. of America
7.500%, 5/1/11	$280,000	$287,700
6.750%, 1/31/14	375,000	381,563
Education Management LLC/Education Management Corp.
8.750%, 6/1/14	1,120,000	1,178,800
Rental Services Corp.
9.500%, 12/1/14^§	1,015,000	1,080,975

		7,717,370

Electrical Equipment (0.8%)
Baldor Electric Co., Inc.
8.625%, 2/15/17	1,430,000	1,512,225
General Cable Corp.
7.125%, 4/1/17^§	50,000	50,313
Thomas & Betts Corp.
7.250%, 6/1/13	120,000	125,886

		1,688,424

Machinery (0.5%)
American Railcar Industries, Inc.
7.500%, 3/1/14^§	110,000	113,025
Douglas Dynamics LLC
7.750%, 1/15/12 §	350,000	325,500
Trinity Industries, Inc.
6.500%, 3/15/14	625,000	618,750

		1,057,275

Road & Rail (0.8%)
Hertz Corp.
8.875%, 1/1/14	975,000	1,050,562
United Rentals North America, Inc.
6.500%, 2/15/12	725,000	723,188

		1,773,750

Total Industrials		17,611,113

Information Technology (4.6%)
Electronic Equipment & Instruments (1.4%)
NXP B.V./NXP Funding LLC
8.110%, 10/15/13 § (l)	565,000	581,244
9.500%, 10/15/15^§	2,380,000	2,457,350

		3,038,594

IT Services (1.2%)
iPayment, Inc.
9.750%, 5/15/14	650,000	666,250
SunGard Data Systems, Inc.
9.125%, 8/15/13	1,325,000	1,421,063
4.875%, 1/15/14^	495,000	452,925

		2,540,238

Office Electronics (0.1%)
Xerox Corp.
7.625%, 6/15/13	175,000	183,531

Semiconductors & Semiconductor Equipment (1.6%)
Freescale Semiconductor, Inc.
10.125%, 12/15/16^§	2,175,000	2,180,437
(PIK)
9.125%, 12/15/14 §	895,000	888,288
Sensata Technologies B.V.
8.250%, 5/1/14 §	455,000	452,156

		3,520,881

Software (0.3%)
Open Solutions, Inc.
9.750%, 2/1/15 §	680,000	700,400

Total Information Technology		9,983,644

Materials (11.7%)
Chemicals (3.0%)
Airgas, Inc.
6.250%, 7/15/14	340,000	336,600
Ineos Group Holdings plc
8.500%, 2/15/16^§	$1,195,000	$1,144,212
Lyondell Chemical Co.
8.250%, 9/15/16	2,360,000	2,525,200
Mosaic Co.
7.625%, 12/1/16^§	1,000,000	1,055,000
Nalco Co.
7.750%, 11/15/11	315,000	322,875
PolyOne Corp.
8.875%, 5/1/12^	294,000	295,470
Rockwood Specialties Group, Inc.
7.500%, 11/15/14^	800,000	812,000

		6,491,357

Construction Materials (0.5%)
Texas Industries, Inc.
7.250%, 7/15/13	450,000	463,500
U.S. Concrete, Inc.
8.375%, 4/1/14^	655,000	664,825

		1,128,325

Containers & Packaging (2.9%)
Ball Corp.
6.625%, 3/15/18	1,010,000	1,003,687
Berry Plastics Holding Corp.
8.875%, 9/15/14^	695,000	710,638
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/15	1,630,000	1,695,200
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09	286,000	291,720
8.750%, 11/15/12	150,000	157,875
Owens-Illinois, Inc.
7.350%, 5/15/08	1,260,000	1,266,300
Stone Container Finance Co.
7.375%, 7/15/14^	1,165,000	1,118,400

		6,243,820

Metals & Mining (3.3%)
AK Steel Corp.
7.750%, 6/15/12	275,000	279,469
California Steel Industries, Inc.
6.125%, 3/15/14	425,000	403,750
Foundation PA Coal Co.
7.250%, 8/1/14	900,000	911,250
Freeport-McMoran Copper & Gold, Inc.
8.250%, 4/1/15	195,000	209,869
8.375%, 4/1/17	2,375,000	2,567,968
International Steel Group, Inc.
6.500%, 4/15/14	432,000	449,820
Novelis, Inc.
7.250%, 2/15/15	700,000	740,250
Steel Dynamics, Inc.
6.750%, 4/1/15	580,000	580,725
9.500%, 3/15/09	450,000	460,125
Senior Notes
9.500%, 3/15/09	600,000	613,500

		7,216,726

Paper & Forest Products (2.0%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15^	450,000	423,000
Bowater, Inc.
6.500%, 6/15/13^	799,000	721,098
Buckeye Technologies, Inc.
8.500%, 10/1/13^	300,000	313,500
Georgia-Pacific Corp.
8.125%, 5/15/11	515,000	540,750

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Newark Group, Inc.
9.750%, 3/15/14	$750,000	$781,875
Plastipak Holdings, Inc.
8.500%, 12/15/15 §	700,000	742,000
Verso Paper Holdings LLC/Verson Paper, Inc.
9.110%, 8/1/14^§(l)	720,000	738,000

		4,260,223

Total Materials		25,340,451

Telecommunication Services (9.5%)
Diversified Telecommunication Services (6.5%)
Citizens Communications Co.
6.250%, 1/15/13	900,000	893,250
9.000%, 8/15/31	1,620,000	1,773,900
Hawaiian Telcom Communications, Inc., Series B
9.750%, 5/1/13^	350,000	362,250
Level 3 Financing, Inc.
9.250%, 11/1/14 §	2,850,000	2,928,375
Pathnet, Inc.
12.250%, 4/15/08 †(h)	243,268	—
Qwest Communications International, Inc.
7.500%, 2/15/14	675,000	695,250
Qwest Corp.
8.875%, 3/15/12	800,000	884,000
7.500%, 10/1/14	250,000	263,750
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	1,540,000	1,647,800
Williams Communications Group, Inc.
11.700%, 8/1/08 †(h)	575,000	—
Windstream Corp.
8.625%, 8/1/16	2,620,000	2,865,625
7.000%, 3/15/19 §	1,625,000	1,625,000

		13,939,200

Wireless Telecommunication Services (3.0%)
American Cellular Corp., Series B
10.000%, 8/1/11	170,000	179,988
Dobson Cellular Systems, Inc.
8.375%, 11/1/11^	800,000	849,000
9.875%, 11/1/12	1,390,000	1,515,100
Series B
8.375%, 11/1/11	400,000	424,500
Dobson Communications Corp.
8.875%, 10/1/13^	510,000	525,300
MetroPCS Wireless, Inc.
9.250%, 11/1/14 §	650,000	687,375
Nextel Communications, Inc., Series D
7.375%, 8/1/15	345,000	356,833
Rogers Wireless, Inc.
9.625%, 5/1/11	825,000	940,500
7.500%, 3/15/15	1,000,000	1,083,750

		6,562,346

Total Telecommunication Services		20,501,546

Utilities (5.2%)
Electric Utilities (1.7%)
Edison Mission Energy
7.730%, 6/15/09	500,000	517,500
7.500%, 6/15/13^	200,000	206,500
7.750%, 6/15/16^	750,000	781,875
Midwest Generation LLC
8.750%, 5/1/34	450,000	488,250
Nevada Power Co.
6.500%, 4/15/12	$300,000	$312,101
Reliant Energy, Inc.
9.250%, 7/15/10	350,000	368,812
9.500%, 7/15/13	315,000	342,956
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	648,800	652,932

		3,670,926

Gas Utilities (0.7%)
AmeriGas Partners LP
7.250%, 5/20/15	690,000	696,900
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	275,000	275,687
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13^	630,000	620,550

		1,593,137

Independent Power Producers & Energy Traders (2.8%)
AES Corp.
8.750%, 6/15/08	475,000	489,250
9.500%, 6/1/09	365,000	388,725
8.875%, 2/15/11	350,000	376,250
8.750%, 5/15/13 §	200,000	213,000
Dynegy Holdings, Inc.
8.375%, 5/1/16	1,160,000	1,206,400
Mirant North America LLC
7.375%, 12/31/13	1,230,000	1,260,750
NRG Energy, Inc.
7.375%, 2/1/16	1,600,000	1,644,000
7.375%, 1/15/17^	375,000	384,844

		5,963,219

Total Utilities		11,227,282

Total Long-Term Debt Securities (93.5%) (Cost $198,859,753)		202,853,290

CONVERTIBLE BONDS:
Consumer Discretionary (0.5%)
Automobiles (0.5%)
Ford Motor Co.
4.250%, 12/15/36 (Cost $982,344)	915,000	1,008,788

	Number of Shares
COMMON STOCKS:
Financials (0.1%)
Diversified Financial Services (0.1%)
Leucadia National Corp.^	7,818	230,006

Total Financials		230,006

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.*†	4,056	—

Total Information Technology		—

Total Common Stocks (0.1%) (Cost $1,114,532)		230,006

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
Charles River Laboratories International, Inc.,
$5.19, expiring 10/1/09*†	250	$77,992

Total Health Care		77,992

Information Technology (0.0%)
Internet Software & Services (0.0%)
Verado Holdings, Inc.,
$0.01, expiring 4/15/08*†	300	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.01, expiring 4/15/08*†	250	—

Total Telecommunication Services		—

Total Warrants (0.0%) (Cost $—)		77,992

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (23.1%)
BBVA Senior Finance S.A.
5.39%, 3/12/10 (l)	$1,000,000	1,000,000
Beta Finance, Inc.
5.39%, 2/17/09 (l)	1,998,576	1,998,576
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	3,000,000	3,000,000
General Electric Capital Corp.
5.40%, 3/12/10 (l)	2,000,000	2,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	2,000,000	2,000,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	1,000,000	1,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	5,000,000	5,000,000
Nomura Securities Co., Ltd.,
Repurchase Agreement
5.41%, 4/2/07 (r)	29,694,219	29,694,219
Park Sienna LLC
5.30%, 5/4/07	$2,478,125	$2,478,125
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	2,000,000	2,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		50,170,920

Time Deposit (5.5%)
JPMorgan Chase Nassau
4.79%, 4/2/07	11,951,127	11,951,127

Total Short-Term Investments (28.6%) (Amortized Cost $62,122,047)		62,122,047

Total Investments (122.7%) (Cost/Amortized Cost $263,078,676)		266,292,123
Other Assets Less Liabilities (-22.7%)		(49,273,233)

Net Assets (100%)		$217,018,890

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $77,992 or 0.04% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $45,534,588 or 20.98% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

PIK — Payment-in-Kind Security

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$57,898,989
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$37,787,651

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,709,912
Aggregate gross unrealized depreciation	(1,642,494)

Net unrealized appreciation	$3,067,418

Federal income tax cost of investments	$263,224,705

At March 31, 2007, the Portfolio had loaned securities with a total value of $49,446,080. This was secured by collateral of $50,170,920 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $24,720,759 which $1,303,139 expires in the year 2007, $4,139,621 expires in the year 2008, $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010, $2,157,878 expires in the year 2011 and $35,502 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Automobiles (1.0%)
Harley-Davidson, Inc.	23,130	$1,358,887

Diversified Consumer Services (1.1%)
Apollo Group, Inc., Class A*	7,720	338,908
H&R Block, Inc.^	50,190	1,055,998

		1,394,906

Household Durables (0.2%)
Hunter Douglas N.V.	2,300	202,782

Internet & Catalog Retail (1.1%)
Amazon.com, Inc.*	19,530	777,099
Expedia, Inc.*	6,680	154,842
IAC/InterActiveCorp*^	5,450	205,519
Liberty Media Corp., Interactive, Class A*^	13,990	333,242

		1,470,702

Media (5.6%)
Comcast Corp., Special Class A*	116,050	2,955,793
Gannett Co., Inc.	4,530	254,994
Lagardere SCA	9,400	723,785
Liberty Media Corp., Capital Series, Class A*	3,070	339,511
News Corp., Class A	90,500	2,092,360
Virgin Media, Inc.	21,320	538,330
WPP Group plc (ADR)^	5,000	379,950

		7,284,723

Multiline Retail (0.5%)
Sears Holdings Corp.*	3,580	644,973

Specialty Retail (1.3%)
Bed Bath & Beyond, Inc.*^	18,900	759,213
CarMax, Inc.*^	12,660	310,677
Lowe’s Cos., Inc.	18,680	588,233

		1,658,123

Total Consumer Discretionary		14,015,096

Consumer Staples (14.4%)
Beverages (1.8%)
Diageo plc (Sponsored ADR)	20,200	1,635,190
Heineken Holding N.V	15,500	686,186

		2,321,376

Food & Staples Retailing (5.8%)
Costco Wholesale Corp.	76,000	4,091,840
CVS/Caremark Corp.	48,146	1,643,704
Wal-Mart Stores, Inc.	37,700	1,770,015

		7,505,559

Food Products (0.6%)
Hershey Co.	14,430	788,744

Household Products (1.0%)
Procter & Gamble Co.	20,300	1,282,148

Personal Products (0.4%)
Avon Products, Inc.	15,230	567,470

Tobacco (4.8%)
Altria Group, Inc.	70,880	6,223,973

Total Consumer Staples		18,689,270

Energy (11.6%)
Energy Equipment & Services (0.8%)
Transocean, Inc.*	12,510	1,022,067

Oil, Gas & Consumable Fuels (10.8%)
Canadian Natural Resources Ltd.	26,800	1,479,092
China Coal Energy Co.*	331,800	354,583
ConocoPhillips.	74,500	5,092,075
Devon Energy Corp.	41,700	$2,886,474
EOG Resources, Inc.	33,130	2,363,494
Occidental Petroleum Corp.	39,040	1,925,062

		14,100,780

Total Energy		15,122,847

Financials (37.8%)
Capital Markets (3.7%)
Ameriprise Financial, Inc.	23,650	1,351,361
E*Trade Financial Corp.*	18,100	384,082
Mellon Financial Corp.^	44,000	1,898,160
Morgan Stanley.	10,900	858,484
State Street Corp.	5,160	334,110

		4,826,197

Commercial Banks (7.0%)
Commerce Bancorp, Inc./New Jersey^	19,000	634,220
HSBC Holdings plc	149,361	2,614,418
Wachovia Corp.	49,342	2,716,277
Wells Fargo & Co.	91,670	3,156,198

		9,121,113

Consumer Finance (4.6%)
American Express Co.	106,700	6,017,880

Diversified Financial Services (7.0%)
Citigroup, Inc.	54,880	2,817,539
JPMorgan Chase & Co.	96,400	4,663,832
Moody’s Corp.	24,990	1,550,880

		9,032,251

Insurance (14.0%)
Ambac Financial Group, Inc.	5,140	444,045
American International Group, Inc.	78,100	5,249,882
Aon Corp.^	24,360	924,705
Berkshire Hathaway, Inc., Class B*	966	3,516,240
Chubb Corp.	9,230	476,914
Everest Reinsurance Group Ltd.	1,600	153,872
Loews Corp.	64,760	2,942,047
Markel Corp.*^	247	119,753
Millea Holdings, Inc.	3,400	125,798
Principal Financial Group, Inc.	6,700	401,129
Progressive Corp.	113,770	2,482,461
Sun Life Financial, Inc.	4,170	189,318
Transatlantic Holdings, Inc.	16,485	1,073,503

		18,099,667

Real Estate Investment Trusts (REITs) (1.5%)
General Growth Properties, Inc. (REIT)^	30,110	1,944,203

Total Financials		49,041,311

Health Care (2.5%)
Health Care Providers & Services (2.5%)
Cardinal Health, Inc.	13,260	967,317
Express Scripts, Inc.*	9,600	774,912
UnitedHealth Group, Inc.	29,700	1,573,209

Total Health Care		3,315,438

Industrials (5.1%)
Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	7,880	552,388

Industrial Conglomerates (3.7%)
Tyco International Ltd.	150,950	4,762,472

Marine (0.3%)
Kuehne & Nagel International AG (Registered)	3,738	307,463

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (0.7%)
China Merchants Holdings International Co., Ltd.	157,438	$662,918
COSCO Pacific Ltd.	113,900	282,217

		945,135

Total Industrials		6,567,458

Information Technology (4.9%)
Communications Equipment (0.2%)
Nokia Oyj (ADR)*	12,940	296,585

Computers & Peripherals (1.6%)
Dell, Inc.*	55,660	1,291,869
Hewlett-Packard Co.^	18,280	733,759

		2,025,628

Electronic Equipment & Instruments (0.1%)
Agilent Technologies, Inc.*	3,300	111,177

IT Services (1.1%)
Iron Mountain, Inc.*^	55,460	1,449,170

Software (1.9%)
Microsoft Corp.	90,000	2,508,300

Total Information Technology		6,390,860

Materials (4.3%)
Construction Materials (2.2%)
Martin Marietta Materials, Inc.^	10,620	1,435,824
Vulcan Materials Co.^	12,350	1,438,528

		2,874,352

Containers & Packaging (1.8%)
Sealed Air Corp.	73,240	2,314,384

Metals & Mining (0.3%)
BHP Billiton plc	9,050	201,777
Rio Tinto plc	3,330	190,166

		391,943

Total Materials		5,580,679

Telecommunication Services (1.4%)
Wireless Telecommunication Services (1.4%)
SK Telecom Co., Ltd. (ADR)	23,440	548,965
Sprint Nextel Corp.	66,250	1,256,100

Total Telecommunication Services		1,805,065

Total Common Stocks (92.8%) (Cost $118,646,137)		120,528,024

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (10.0%)
Galleon Capital Corp.
5.40%, 4/2/07 (b)(p)	$3,678,000	3,676,897
Intesa Funding LLC
5.32%, 4/3/07 (p)	5,000,000	4,997,784
Rabobank USA Finance Corp.
5.37%, 4/2/07 (p)	4,243,000	4,241,734

Total Commercial Paper		12,916,415

Short-Term Investment of Cash Collateral for Securities Loaned (9.1%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	11,861,641	11,861,641

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.79%, 4/2/07	$148	$148

Total Short-Term Investments (19.1%) (Cost/Amortized Cost $24,780,127)		24,778,204

Total Investments (111.9%) (Cost/Amortized Cost $143,426,264)		145,306,228
Other Assets Less Liabilities (-11.9%)		(15,420,557)

Net Assets (100%)		$129,885,671

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(p)	Yield to maturity.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$59,581,908
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$—

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,704,301
Aggregate gross unrealized depreciation	(1,824,391)

Net unrealized appreciation	$1,879,910

Federal income tax cost of investments	$143,426,318

At March 31, 2007, the Portfolio had loaned securities with a total value of 11,654,712. This was secured by collateral of $11,861,641 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $2,813 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*^	51,300	$1,600,047
Johnson Controls, Inc.	56,700	5,364,954

		6,965,001

Automobiles (0.4%)
Ford Motor Co.^	546,797	4,314,228
General Motors Corp.^	163,700	5,015,768
Harley-Davidson, Inc.^	75,000	4,406,250

		13,736,246

Distributors (0.1%)
Genuine Parts Co.^	49,300	2,415,700

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*^	40,500	1,777,950
H&R Block, Inc.^	93,300	1,963,032

		3,740,982

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	128,800	6,035,568
Darden Restaurants, Inc.	42,450	1,748,516
Harrah’s Entertainment, Inc.	53,900	4,551,855
Hilton Hotels Corp.^	111,900	4,023,924
International Game Technology^	98,200	3,965,316
Marriott International, Inc., Class A^	97,300	4,763,808
McDonald’s Corp.	358,000	16,127,900
Starbucks Corp.*^	218,900	6,864,704
Starwood Hotels & Resorts Worldwide, Inc.^	61,400	3,981,790
Wendy’s International, Inc.^	27,600	863,880
Wyndham Worldwide Corp.*^	57,295	1,956,624
Yum! Brands, Inc.^	76,740	4,432,502

		59,316,387

Household Durables (0.6%)
Black & Decker Corp.	19,700	1,607,914
Centex Corp.^	34,400	1,437,232
D.R. Horton, Inc.^	79,800	1,755,600
Fortune Brands, Inc.^	43,800	3,452,316
Harman International Industries, Inc.^	18,900	1,815,912
KB Home^	22,700	968,609
Leggett & Platt, Inc.^	51,800	1,174,306
Lennar Corp., Class A^	39,900	1,684,179
Newell Rubbermaid, Inc.	80,176	2,492,672
Pulte Homes, Inc.^	61,100	1,616,706
Snap-On, Inc.^	16,900	812,890
Stanley Works^	23,500	1,300,960
Whirlpool Corp.^	22,666	1,924,570

		22,043,866

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*^	89,400	3,557,226
IAC/InterActiveCorp*^	64,550	2,434,181

		5,991,407

Leisure Equipment & Products (0.2%)
Brunswick Corp.	26,500	844,025
Eastman Kodak Co.^	83,100	1,874,736
Hasbro, Inc.	45,908	1,313,887
Mattel, Inc.	110,400	3,043,728

		7,076,376

Media (3.5%)
CBS Corp., Class B	226,250	6,920,987
Clear Channel Communications, Inc.	142,890	5,006,866
Comcast Corp., Class A*	903,750	23,452,312
DIRECTV Group, Inc.*	223,110	5,147,148
Dow Jones & Co., Inc.^	18,800	648,036
E.W. Scripps Co., Class A^	24,100	$1,076,788
Gannett Co., Inc	67,800	3,816,462
Interpublic Group of Cos., Inc.*^	127,700	1,571,987
McGraw-Hill Cos., Inc.	102,600	6,451,488
Meredith Corp.^	11,200	642,768
New York Times Co., Class A^	41,600	978,016
News Corp., Class A	677,600	15,666,112
Omnicom Group, Inc.	49,500	5,067,810
Time Warner, Inc.	1,155,800	22,792,376
Tribune Co.	55,150	1,770,867
Viacom, Inc., Class B*	202,450	8,322,719
Walt Disney Co.	598,800	20,616,684

		129,949,426

Multiline Retail (1.2%)
Big Lots, Inc.*^	31,700	991,576
Dillards, Inc., Class A^	17,600	576,048
Dollar General Corp.^	90,290	1,909,633
Family Dollar Stores, Inc.^	43,900	1,300,318
Federated Department Stores, Inc.	152,072	6,850,844
J.C. Penney Co., Inc.^	65,200	5,356,832
Kohl’s Corp.*	94,700	7,254,967
Nordstrom, Inc.^	66,200	3,504,628
Sears Holdings Corp.*^	24,062	4,335,010
Target Corp	248,700	14,737,962

		46,817,818

Specialty Retail (2.0%)
Abercrombie & Fitch Co.	25,734	1,947,549
AutoNation, Inc.*^	43,289	919,458
AutoZone, Inc.*^	14,700	1,883,658
Bed Bath & Beyond, Inc.*^	81,800	3,285,906
Best Buy Co., Inc.	116,775	5,689,278
Circuit City Stores, Inc.^	41,000	759,730
Gap, Inc.	152,475	2,624,095
Home Depot, Inc.	590,850	21,707,829
Limited Brands, Inc.	98,957	2,578,820
Lowe’s Cos., Inc.	440,800	13,880,792
Office Depot, Inc.*	80,600	2,832,284
OfficeMax, Inc.^	21,600	1,139,184
RadioShack Corp.^	39,300	1,062,279
Sherwin-Williams Co.^	32,400	2,139,696
Staples, Inc.^	209,175	5,405,082
Tiffany & Co.^	39,200	1,782,816
TJX Cos., Inc.^	131,700	3,550,632

		73,189,088

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	106,400	5,325,320
Jones Apparel Group, Inc.^	31,900	980,287
Liz Claiborne, Inc.	29,700	1,272,645
NIKE, Inc., Class B	54,500	5,791,170
Polo Ralph Lauren Corp.	17,800	1,569,070
VF Corp.	25,900	2,139,858

		17,078,350

Total Consumer Discretionary		388,320,647

Consumer Staples (9.6%)
Beverages (2.1%)
Anheuser-Busch Cos., Inc.	222,600	11,232,396
Brown-Forman Corp., Class B	22,800	1,494,768
Coca-Cola Co.	590,300	28,334,400
Coca-Cola Enterprises, Inc.	80,200	1,624,050
Constellation Brands, Inc., Class A*^	60,800	1,287,744
Molson Coors Brewing Co., Class B	13,300	1,258,446
Pepsi Bottling Group, Inc.^	39,600	1,262,844

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	475,460	$30,220,238

		76,714,886

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	132,700	7,144,568
CVS/Caremark Corp.	444,645	15,180,180
Kroger Co.	207,800	5,870,350
Safeway, Inc.	128,300	4,700,912
SUPERVALU, Inc.	59,629	2,329,705
Sysco Corp.^	178,900	6,052,187
Wal-Mart Stores, Inc.	712,000	33,428,400
Walgreen Co.	290,500	13,331,045
Whole Foods Market, Inc.^	41,400	1,856,790

		89,894,137

Food Products (1.2%)
Archer-Daniels-Midland Co.	190,266	6,982,762
Campbell Soup Co.^	63,000	2,453,850
ConAgra Foods, Inc.	147,500	3,674,225
Dean Foods Co.*^	38,710	1,809,306
General Mills, Inc.	99,300	5,781,246
H.J. Heinz Co.	95,350	4,492,892
Hershey Co.^	50,300	2,749,398
Kellogg Co.	72,600	3,733,818
Kraft Foods, Inc., Class A	58,711	1,858,790
McCormick & Co., Inc. (Non-Voting)^	38,000	1,463,760
Sara Lee Corp.^	216,200	3,658,104
Tyson Foods, Inc., Class A^	72,900	1,414,989
Wm. Wrigley Jr. Co.^	63,525	3,235,328

		43,308,468

Household Products (2.1%)
Clorox Co.	44,000	2,802,360
Colgate-Palmolive Co.	148,900	9,945,031
Kimberly-Clark Corp.	132,744	9,091,636
Procter & Gamble Co.	917,410	57,943,616

		79,782,643

Personal Products (0.2%)
Avon Products, Inc.	128,700	4,795,362
Estee Lauder Cos., Inc., Class A^	36,900	1,802,565

		6,597,927

Tobacco (1.6%)
Altria Group, Inc.	606,800	53,283,108
Reynolds American, Inc.^	49,600	3,095,536
UST, Inc.^	46,600	2,701,868

		59,080,512

Total Consumer Staples		355,378,573

Energy (10.0%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	92,860	6,140,832
BJ Services Co.	84,800	2,365,920
ENSCO International, Inc.	43,950	2,390,880
Halliburton Co.^	291,100	9,239,514
Nabors Industries Ltd.*^	86,600	2,569,422
National Oilwell Varco, Inc.*	50,800	3,951,732
Noble Corp.^	39,300	3,092,124
Rowan Cos., Inc.^	31,900	1,035,793
Schlumberger Ltd.^	341,100	23,570,010
Smith International, Inc.^	57,710	2,772,966
Transocean, Inc.*^	84,692	6,919,336
Weatherford International Ltd.*^	98,300	4,433,330

		68,481,859

Oil, Gas & Consumable Fuels (8.2%)
Anadarko Petroleum Corp.	133,044	5,718,231
Apache Corp.	95,380	6,743,366
Chesapeake Energy Corp.^	120,400	3,717,952
Chevron Corp.	631,184	46,682,369
ConocoPhillips	476,534	$32,571,099
Consol Energy, Inc.	52,800	2,066,064
Devon Energy Corp.	128,000	8,860,160
El Paso Corp.	204,196	2,954,716
EOG Resources, Inc.^	70,500	5,029,470
Exxon Mobil Corp.	1,653,258	124,738,316
Hess Corp.	78,400	4,348,848
Kinder Morgan, Inc.	31,100	3,310,595
Marathon Oil Corp.	101,782	10,059,115
Murphy Oil Corp.^	54,200	2,894,280
Occidental Petroleum Corp.	249,400	12,297,914
Peabody Energy Corp.^	76,400	3,074,336
Spectra Energy Corp.	181,756	4,774,730
Sunoco, Inc.	35,600	2,507,664
Valero Energy Corp.	175,000	11,285,750
Williams Cos., Inc.^	172,600	4,912,196
XTO Energy, Inc.^	105,966	5,807,996

		304,355,167

Total Energy		372,837,026

Financials (21.5%)
Capital Markets (3.7%)
Ameriprise Financial, Inc.	70,040	4,002,086
Bank of New York Co., Inc.	221,200	8,969,660
Bear Stearns Cos., Inc.	33,953	5,104,833
Charles Schwab Corp.	296,125	5,416,126
E*Trade Financial Corp.*	123,600	2,622,792
Federated Investors, Inc., Class B	26,100	958,392
Franklin Resources, Inc.^	48,300	5,836,089
Goldman Sachs Group, Inc.	123,300	25,477,479
Janus Capital Group, Inc.^	57,300	1,198,143
Legg Mason, Inc.	38,100	3,589,401
Lehman Brothers Holdings, Inc.^	153,500	10,755,745
Mellon Financial Corp.^	119,200	5,142,288
Merrill Lynch & Co., Inc.	255,900	20,899,353
Morgan Stanley.	306,510	24,140,728
Northern Trust Corp.	54,300	3,265,602
State Street Corp.^	96,200	6,228,950
T. Rowe Price Group, Inc.^	76,300	3,600,597

		137,208,264

Commercial Banks (4.0%)
BB&T Corp.	156,600	6,423,732
Comerica, Inc.^	45,950	2,716,564
Commerce Bancorp, Inc./New Jersey^	54,300	1,812,534
Compass Bancshares, Inc.	37,600	2,586,880
Fifth Third Bancorp	161,567	6,251,027
First Horizon National Corp.^	36,000	1,495,080
Huntington Bancshares, Inc./Ohio	68,788	1,503,018
KeyCorp	116,200	4,354,014
M&T Bank Corp.^	22,500	2,606,175
Marshall & Ilsley Corp.^	73,900	3,422,309
National City Corp.^	182,800	6,809,300
PNC Financial Services Group, Inc.	100,877	7,260,118
Regions Financial Corp.	211,102	7,466,678
SunTrust Banks, Inc.	102,500	8,511,600
Synovus Financial Corp.^	94,100	3,043,194
U.S. Bancorp^	508,945	17,797,806
Wachovia Corp.	551,830	30,378,241
Wells Fargo & Co.^	977,400	33,651,882
Zions Bancorp^	31,000	2,620,120

		150,710,272

Consumer Finance (0.9%)
American Express Co.	348,800	19,672,320

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Capital One Financial Corp.^	118,148	$8,915,448
SLM Corp.^	118,300	4,838,470

		33,426,238

Diversified Financial Services (5.4%)
Bank of America Corp.	1,300,122	66,332,224
Chicago Mercantile Exchange Holdings, Inc., Class A^	10,160	5,409,794
CIT Group, Inc.^	57,400	3,037,608
Citigroup, Inc.	1,422,616	73,037,106
JPMorgan Chase & Co.	1,004,293	48,587,695
Moody’s Corp.	68,100	4,226,286

		200,630,713

Insurance (4.7%)
ACE Ltd.	94,300	5,380,758
Aflac, Inc.^	143,200	6,738,992
Allstate Corp.	180,976	10,869,419
Ambac Financial Group, Inc.^	30,700	2,652,173
American International Group, Inc.	752,657	50,593,604
Aon Corp.	89,625	3,402,165
Chubb Corp.	119,200	6,159,064
Cincinnati Financial Corp.^	50,113	2,124,791
Genworth Financial, Inc., Class A	128,270	4,481,754
Hartford Financial Services Group, Inc.	91,800	8,774,244
Lincoln National Corp.^	83,128	5,635,247
Loews Corp.	132,300	6,010,389
Marsh & McLennan Cos., Inc.	159,500	4,671,755
MBIA, Inc.^	39,050	2,557,384
MetLife, Inc.	220,100	13,899,315
Principal Financial Group, Inc.	78,100	4,675,847
Progressive Corp.	220,500	4,811,310
Prudential Financial, Inc.	138,100	12,464,906
Safeco Corp.^	30,500	2,026,115
Torchmark Corp.^	28,400	1,862,756
Travelers Cos Inc.	199,724	10,339,711
Unum Group^	99,120	2,282,734
XL Capital Ltd., Class A^	52,300	3,658,908

		176,073,341

Real Estate Investment Trusts (REITs) (1.3%)
Apartment Investment & Management Co. (REIT)^	27,900	1,609,551
Archstone-Smith Trust (REIT)^	63,200	3,430,496
AvalonBay Communities, Inc. (REIT)^	22,813	2,965,690
Boston Properties, Inc. (REIT)^	33,900	3,979,860
Developers Diversified Realty Corp. (REIT)^	37,032	2,329,313
Equity Residential (REIT)	84,600	4,080,258
Host Hotels & Resorts, Inc. (REIT)^	152,109	4,001,988
Kimco Realty Corp. (REIT)^	65,470	3,191,008
Plum Creek Timber Co., Inc. (REIT)^	51,200	2,018,304
ProLogis (REIT)	71,700	4,655,481
Public Storage, Inc. (REIT)^	35,500	3,360,785
Simon Property Group, Inc. (REIT)^	64,050	7,125,562
Vornado Realty Trust (REIT)^	37,400	4,463,316

		47,211,612

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*^	53,500	1,828,630
Realogy Corp.*^	61,994	$1,835,642

		3,664,272

Thrifts & Mortgage Finance (1.4%)
Countrywide Financial Corp.	179,798	6,048,405
Fannie Mae	282,300	15,407,934
Freddie Mac	200,600	11,933,694
Hudson City Bancorp, Inc.^	145,514	1,990,632
MGIC Investment Corp.^	24,000	1,414,080
Sovereign Bancorp, Inc.^	103,985	2,645,378
Washington Mutual, Inc.	273,690	11,051,602

		50,491,725

Total Financials		799,416,437

Health Care (11.8%)
Biotechnology (1.2%)
Amgen, Inc.*	337,704	18,870,899
Biogen Idec, Inc.*	97,600	4,331,488
Celgene Corp.*^	107,800	5,655,188
Genzyme Corp.*^	76,100	4,567,522
Gilead Sciences, Inc.*	133,100	10,182,150
MedImmune, Inc.*^	69,200	2,518,188

		46,125,435

Health Care Equipment & Supplies (1.7%)
Bausch & Lomb, Inc.^	15,600	798,096
Baxter International, Inc.	189,500	9,980,965
Becton, Dickinson & Co.	71,400	5,489,946
Biomet, Inc.^	70,925	3,013,604
Boston Scientific Corp.*^	341,306	4,962,589
C.R. Bard, Inc.	29,800	2,369,398
Hospira, Inc.*	45,060	1,842,954
Medtronic, Inc.	333,300	16,351,698
St. Jude Medical, Inc.*^	102,272	3,846,450
Stryker Corp.	86,100	5,710,152
Varian Medical Systems, Inc.*^	37,338	1,780,649
Zimmer Holdings, Inc.*	69,100	5,901,831

		62,048,332

Health Care Providers & Services (2.3%)
Aetna, Inc.	151,072	6,615,443
AmerisourceBergen Corp.	55,600	2,932,900
Cardinal Health, Inc.	117,225	8,551,564
CIGNA Corp.	29,700	4,237,002
Coventry Health Care, Inc.*	46,100	2,583,905
Express Scripts, Inc.*^	39,200	3,164,224
Humana, Inc.*	48,100	2,790,762
Laboratory Corp. of America Holdings*^	36,300	2,636,469
Manor Care, Inc.^	21,400	1,163,304
McKesson Corp.^	85,681	5,015,765
Medco Health Solutions, Inc.*	84,936	6,160,408
Patterson Cos., Inc.*^	40,200	1,426,698
Quest Diagnostics, Inc.	46,300	2,308,981
Tenet Healthcare Corp.*^	136,400	877,052
UnitedHealth Group, Inc.	390,000	20,658,300
WellPoint, Inc.*	179,500	14,557,450

		85,680,227

Health Care Technology (0.1%)
IMS Health, Inc.	57,370	1,701,594

Life Sciences Tools & Services (0.3%)
Applera Corp.- Applied Biosystems Group	53,000	1,567,210
Millipore Corp.*^	15,500	1,123,285
PerkinElmer, Inc.^	35,600	862,232
Thermo Fisher Scientific, Inc.*^	118,100	5,521,175
Waters Corp.*^	29,400	1,705,200

		10,779,102

Pharmaceuticals (6.2%)
Abbott Laboratories	444,400	24,797,520

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Allergan, Inc.^	44,500	$4,931,490
Barr Pharmaceuticals, Inc.*^	30,800	1,427,580
Bristol-Myers Squibb Co.	569,400	15,806,544
Eli Lilly & Co.	285,060	15,310,573
Forest Laboratories, Inc.*	91,700	4,717,048
Johnson & Johnson	839,410	50,582,846
King Pharmaceuticals, Inc.*	70,310	1,382,998
Merck & Co., Inc.	628,500	27,760,845
Mylan Laboratories, Inc.	61,300	1,295,882
Pfizer, Inc.	2,087,472	52,729,543
Schering-Plough Corp.	429,200	10,948,892
Watson Pharmaceuticals, Inc.*^	29,600	782,328
Wyeth	389,900	19,506,697

		231,980,786

Total Health Care		438,315,476

Industrials (10.8%)
Aerospace & Defense (2.5%)
Boeing Co.	228,974	20,358,078
General Dynamics Corp.	117,200	8,954,080
Goodrich Corp.	36,100	1,858,428
Honeywell International, Inc.	236,412	10,889,137
L-3 Communications Holdings, Inc.	36,200	3,166,414
Lockheed Martin Corp.	103,108	10,003,538
Northrop Grumman Corp.	100,020	7,423,485
Raytheon Co.	128,700	6,751,602
Rockwell Collins, Inc.	48,400	3,239,412
United Technologies Corp.	290,600	18,889,000

		91,533,174

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.^	50,752	2,423,408
FedEx Corp.	88,760	9,535,487
United Parcel Service, Inc., Class B	310,800	21,787,080

		33,745,975

Airlines (0.1%)
Southwest Airlines Co.^	229,168	3,368,770

Building Products (0.2%)
American Standard Cos., Inc.	50,200	2,661,604
Masco Corp.^	114,100	3,126,340

		5,787,944

Commercial Services & Supplies (0.5%)
Allied Waste Industries, Inc.*^	73,500	925,365
Avery Dennison Corp.	27,300	1,754,298
Cintas Corp.^	39,500	1,425,950
Equifax, Inc.^	36,200	1,319,490
Monster Worldwide, Inc.*^	37,200	1,762,164
Pitney Bowes, Inc.	64,200	2,914,038
R.R. Donnelley & Sons Co.	62,700	2,294,193
Robert Half International, Inc.	48,500	1,794,985
Waste Management, Inc.	154,856	5,328,595

		19,519,078

Construction & Engineering (0.1%)
Fluor Corp.^	25,500	2,287,860

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	52,600	2,366,474
Emerson Electric Co.	232,300	10,009,807
Rockwell Automation, Inc.^	49,300	2,951,591

		15,327,872

Industrial Conglomerates (3.8%)
3M Co.	213,200	16,294,876
General Electric Co.	2,984,300	105,524,848
Textron, Inc.	36,300	3,259,740
Tyco International Ltd.	575,752	18,164,975

		143,244,439

Machinery (1.6%)
Caterpillar, Inc.	188,300	$12,621,749
Cummins, Inc.^	15,200	2,199,744
Danaher Corp.^	68,600	4,901,470
Deere & Co.	67,000	7,278,880
Dover Corp.	59,100	2,884,671
Eaton Corp.	43,200	3,609,792
Illinois Tool Works, Inc.	121,400	6,264,240
Ingersoll-Rand Co., Ltd., Class A	88,800	3,851,256
ITT Corp.^	53,500	3,227,120
PACCAR, Inc.	71,900	5,277,460
Pall Corp.^	35,400	1,345,200
Parker Hannifin Corp.	34,150	2,947,486
Terex Corp.*	29,500	2,116,920

		58,525,988

Road & Rail (0.7%)
Burlington Northern Santa Fe Corp.	104,053	8,368,983
CSX Corp.	126,000	5,046,300
Norfolk Southern Corp.	114,900	5,813,940
Ryder System, Inc.^	17,600	868,384
Union Pacific Corp.	78,100	7,931,055

		28,028,662

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	21,200	1,637,488

Total Industrials		403,007,250

Information Technology (14.8%)
Communications Equipment (2.6%)
ADC Telecommunications, Inc.*^	33,914	567,720
Avaya, Inc.*	131,377	1,551,563
Ciena Corp.*^	24,414	682,371
Cisco Systems, Inc.*	1,758,100	44,884,293
Corning, Inc.*	452,842	10,297,627
JDS Uniphase Corp.*^	61,050	929,792
Juniper Networks, Inc.*^	163,700	3,221,616
Motorola, Inc.	699,802	12,365,501
QUALCOMM, Inc.	478,400	20,408,544
Tellabs, Inc.*	127,900	1,266,210

		96,175,237

Computers & Peripherals (3.7%)
Apple Inc.*	246,300	22,883,733
Dell, Inc.*	657,600	15,262,896
EMC Corp.*^	637,550	8,830,068
Hewlett-Packard Co.	792,972	31,829,896
International Business Machines Corp.	436,100	41,106,786
Lexmark International, Inc., Class A*^	28,400	1,660,264
NCR Corp.*	51,600	2,464,932
Network Appliance, Inc.*	108,200	3,951,464
QLogic Corp.*	45,600	775,200
SanDisk Corp.*^	65,100	2,851,380
Sun Microsystems, Inc.*	1,018,900	6,123,589

		137,740,208

Electronic Equipment & Instruments (0.2%)
Agilent Technologies, Inc.*	118,323	3,986,302
Jabil Circuit, Inc.	53,400	1,143,294
Molex, Inc.^	41,050	1,157,610
Sanmina-SCI Corp.*	154,200	558,204
Solectron Corp.*^	264,700	833,805
Tektronix, Inc.^	23,800	670,208

		8,349,423

Internet Software & Services (1.4%)
eBay, Inc.*^	335,000	11,105,250

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Google, Inc., Class A*	62,140	$28,470,062
VeriSign, Inc.*^	70,900	1,781,008
Yahoo!, Inc.*	354,400	11,089,176

		52,445,496

IT Services (1.2%)
Affiliated Computer Services, Inc., Class A*^	28,680	1,688,678
Automatic Data Processing, Inc.	159,400	6,929,915
Broadridge Financial Solutions, Inc.*	39,850	785,045
Cognizant Technology Solutions Corp., Class A*	41,050	3,623,483
Computer Sciences Corp.*	49,700	2,590,861
Convergys Corp.*	39,800	1,011,318
Electronic Data Systems Corp.^	149,700	4,143,696
Fidelity National Information Services, Inc.	46,900	2,132,074
First Data Corp.	221,649	5,962,358
Fiserv, Inc.*^	50,100	2,658,306
Paychex, Inc.^	97,975	3,710,313
Sabre Holdings Corp., Class A	38,242	1,252,426
Unisys Corp.*^	99,700	840,471
Western Union Co.	221,849	4,869,586

		42,198,530

Office Electronics (0.1%)
Xerox Corp.*	279,400	4,719,066

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*^	158,800	2,073,928
Altera Corp.*^	104,700	2,092,953
Analog Devices, Inc.	99,000	3,414,510
Applied Materials, Inc.^	402,100	7,366,472
Broadcom Corp., Class A*	135,700	4,351,899
Intel Corp.	1,669,300	31,933,709
KLA-Tencor Corp.^	57,600	3,071,232
Linear Technology Corp.^	86,500	2,732,535
LSI Logic Corp.*^	115,900	1,209,996
Maxim Integrated Products, Inc.^	92,800	2,728,320
Micron Technology, Inc.*	218,400	2,638,272
National Semiconductor Corp	83,500	2,015,690
Novellus Systems, Inc.*^	35,700	1,143,114
NVIDIA Corp.*	102,900	2,961,462
PMC-Sierra, Inc.*^	60,700	425,507
Teradyne, Inc.*^	54,900	908,046
Texas Instruments, Inc.	429,581	12,930,388
Xilinx, Inc.^	97,300	2,503,529

		86,501,562

Software (3.3%)
Adobe Systems, Inc.*	168,900	7,043,130
Autodesk, Inc.*^	67,100	2,522,960
BMC Software, Inc.*	59,300	1,825,847
CA, Inc.	118,825	3,078,756
Citrix Systems, Inc.*	52,200	1,671,966
Compuware Corp.*^	101,900	967,031
Electronic Arts, Inc.*^	89,300	4,497,148
Intuit, Inc.*	100,900	2,760,624
Microsoft Corp.	2,504,500	69,800,415
Novell, Inc.*^	98,100	708,282
Oracle Corp.*	1,158,147	20,997,205
Symantec Corp.*	271,490	4,696,777

		120,570,141

Total Information Technology		548,699,663

Materials (3.0%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	63,800	$4,714,182
Ashland, Inc.	16,600	1,088,960
Dow Chemical Co.	276,501	12,680,336
E.I. du Pont de Nemours & Co.	266,300	13,163,209
Eastman Chemical Co.^	23,800	1,507,254
Ecolab, Inc.^	51,600	2,218,800
Hercules, Inc.*^	32,800	640,912
International Flavors & Fragrances, Inc.^	22,600	1,067,172
Monsanto Co.	157,298	8,645,098
PPG Industries, Inc.^	47,900	3,367,849
Praxair, Inc.	93,500	5,886,760
Rohm & Haas Co.	41,106	2,126,002
Sigma-Aldrich Corp.^	38,200	1,586,064

		58,692,598

Construction Materials (0.1%)
Vulcan Materials Co.^	27,400	3,191,552

Containers & Packaging (0.2%)
Ball Corp.	30,200	1,384,670
Bemis Co., Inc.	30,300	1,011,717
Pactiv Corp.*^	38,500	1,298,990
Sealed Air Corp.	46,634	1,473,634
Temple-Inland, Inc.	31,000	1,851,940

		7,020,951

Metals & Mining (0.8%)
Alcoa, Inc.	251,048	8,510,527
Allegheny Technologies, Inc.	29,150	3,110,014
Freeport-McMoRan Copper & Gold, Inc.^	96,594	6,393,578
Newmont Mining Corp.	130,300	5,471,297
Nucor Corp.^	87,500	5,698,875
United States Steel Corp.	34,300	3,401,531

		32,585,822

Paper & Forest Products (0.3%)
International Paper Co.^	131,735	4,795,154
MeadWestvaco Corp.^	52,459	1,617,836
Weyerhaeuser Co.	68,500	5,119,690

		11,532,680

Total Materials		113,023,603

Telecommunication Services (3.7%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	1,812,250	71,457,018
CenturyTel, Inc.^	33,250	1,502,568
Citizens Communications Co.	93,100	1,391,845
Embarq Corp.	43,309	2,440,462
Qwest Communications International, Inc.*^	465,543	4,185,232
Verizon Communications, Inc.	845,246	32,051,728
Windstream Corp.^	137,986	2,027,014

		115,055,867

Wireless Telecommunication Services (0.6%)
Alltel Corp.	108,200	6,708,400
Sprint Nextel Corp.	838,091	15,890,205

		22,598,605

Total Telecommunication Services		137,654,472

Utilities (3.7%)
Electric Utilities (1.9%)
Allegheny Energy, Inc.*^	47,800	2,348,892
American Electric Power Co., Inc.	114,480	5,580,900
Duke Energy Corp.	363,512	7,375,659

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Edison International, Inc.^	94,300	$4,632,959
Entergy Corp.	59,900	6,284,708
Exelon Corp.	194,300	13,350,353
FirstEnergy Corp.	92,401	6,120,642
FPL Group, Inc.^	117,000	7,156,890
Pinnacle West Capital Corp.^	28,900	1,394,425
PPL Corp.	110,488	4,518,959
Progress Energy, Inc.	73,600	3,712,384
Southern Co.	215,000	7,879,750

		70,356,521

Gas Utilities (0.1%)
Nicor, Inc.^	12,900	624,618
Questar Corp.^	24,900	2,221,329

		2,845,947

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	192,200	4,136,144
Constellation Energy Group, Inc.^	52,100	4,530,095
Dynegy, Inc., Class A*^	109,565	1,014,572
TXU Corp.^	133,000	8,525,300

		18,206,111

Multi-Utilities (1.2%)
Ameren Corp.^	59,700	3,002,910
CenterPoint Energy, Inc.^	90,500	1,623,570
CMS Energy Corp.^	64,300	1,144,540
Consolidated Edison, Inc.^	74,300	3,793,758
Dominion Resources, Inc.	102,423	9,092,090
DTE Energy Co.^	51,500	2,466,850
Integrys Energy Group, Inc.^	21,874	1,214,226
KeySpan Corp.	50,700	2,086,305
NiSource, Inc.	78,959	1,929,758
PG&E Corp.^	101,000	4,875,270
Public Service Enterprise Group, Inc.	73,000	6,061,920
Sempra Energy^	75,922	4,632,001
TECO Energy, Inc.^	60,500	1,041,205
Xcel Energy, Inc.^	117,745	2,907,124

		45,871,527

Total Utilities		137,280,106

Total Common Stocks (99.3%) (Cost $2,924,228,834)		3,693,933,253

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.9%)
ABN Amro Bank/Amsterdam
5.44%, 4/2/07	$18,000,000	18,000,000
Bank of Ireland
5.43%, 4/2/07	18,000,000	18,000,000
Bank of Montreal/Chicago
5.35%, 3/12/09 (l)	15,000,000	15,000,000
Bear Stearns Cos., Inc.
5.54%, 4/6/07 (l)	5,000,000	5,000,000
BNP Paribas/Seoul
5.46%, 4/2/07	17,650,000	17,650,000
Calyon/Seoul
5.46%, 4/2/07	18,000,000	18,000,000
CIT Group Holdings, Inc.
5.38%, 2/21/08 (l)	15,007,773	15,007,773
Citigroup Funding, Inc.
5.36%, 4/2/07 (l)	10,000,000	10,000,000
Citigroup, Inc.
5.38%, 11/1/07 (l)	1,300,398	1,300,398
Concord Minutemen C.C. LLC, Series C
5.31%, 4/3/07	$11,203,055	$11,203,055
Den Danske Bank/London
5.44%, 4/2/07	18,000,000	18,000,000
Den Norske Bank
5.45%, 4/2/07	14,717,840	14,717,840
Deutsche Bank/London
5.34%, 8/20/07 (l)	4,000,000	4,000,000
Dexia Credit Local de France
5.34%, 4/13/07 (l)	20,000,000	20,000,000
Fenway Funding LLC
5.34%,5/10/07	8,868,250	8,868,250
5.35%, 6/18/07	24,669,267	24,669,267
Foxboro Funding Ltd.
5.37%, 6/19/07	4,938,167	4,938,167
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	10,000,000	10,000,000
Kitty Hawk, Inc.
5.30%, 4/18/07	32,859,640	32,859,640
Lehman Holdings
5.34%, 4/2/08 (l)	6,014,462	6,014,462
Liberty Street Funding Co.
5.30%, 4/25/07	10,943,640	10,943,640
Links Finance Corp.
5.36%, 11/21/07 (l)	20,000,849	20,000,849
MBIA Global Funding LLC
5.37%, 3/13/09 (l)	11,000,000	11,000,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	11,000,000	11,000,000
Northern Rock plc
5.30%, 6/15/07	25,000,000	25,000,000
Park Sienna LLC
5.30%, 5/4/07	9,912,500	9,912,500
5.50%, 4/2/07	7,996,333	7,996,333
Societe Generale/Seoul
5.46%, 4/2/07	18,000,000	18,000,000
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	8,000,000	8,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		405,082,174

Time Deposit (0.7%)
JPMorgan Chase Nassau
4.79%, 4/2/07	26,489,870	26,489,870

Total Short-Term Investments (11.6%) (Amortized Cost $431,572,044)		431,572,044

Total Investments (110.9%) (Cost/Amortized Cost $3,355,800,878)		4,125,505,297
Other Assets Less Liabilities (-10.9%)		(404,866,170)

Net Assets (100%)		$3,720,639,127

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

At March 31, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 03/31/07	Unrealized Appreciation
S&P 500 Index	37	June-07	$13,117,920	$13,238,600	$120,680

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$31,568,104
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$86,401,094

As of March 31,2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,023,938,741
Aggregate gross unrealized depreciation	(270,125,030)

Net unrealized appreciation	$753,813,711

Federal income tax cost of investments	$3,371,691,586

At March 31, 2007, the Portfolio had loaned securities with a total value of $397,066,333. This was secured by collateral of $405,082,174 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (5.5%)
Australia & New Zealand Banking Group Ltd.
6.000%, 3/1/11	AUD	7,500,000	$5,911,896
Australian Government Bond
5.250%, 8/15/10		20,542,000	16,168,886
General Electric Capital Australia Funding Pty Ltd.
6.000%, 6/15/11		1,360,000	1,069,671

Total Australia			23,150,453

Austria (0.1%)
Republic of Austria International Bond
6.000%, 9/26/08	NZD	820,000	570,906

Belgium (0.1%)
Telenet Communications N.V.
9.000%, 12/15/13 (b)	EUR	168,075	245,853

Bermuda (0.5%)
Central European Media Enterprises Ltd.
8.250%, 5/15/12		1,450,000	2,104,047

Canada (12.1%)
Bombardier, Inc.
7.250%, 11/15/16		440,000	609,816
Canada Housing Trust No. 1
4.600%, 9/15/11	CAD	19,660,000	17,353,249
Canadian Government Bond
5.000%, 6/1/14		16,695,000	15,296,206
Province of Manitoba
5.000%, 2/15/12		$2,000,000	2,011,108
Province of Ontario
5.750%, 3/3/08	NZD	3,474,000	2,435,166
6.250%, 6/16/15		4,800,000	3,209,733
4.400%, 3/8/16	CAD	8,270,000	7,193,718
Province of Quebec
5.125%, 6/3/14		2,800,000	2,529,580

Total Canada			50,638,576

Cayman Islands (0.0%)
ASIF II
5.375%, 12/7/09	GBP	100,000	194,472

Denmark (9.8%)
Nordea Bank Danmark AB
4.000%, 10/1/35	DKK	64,187,099	10,569,827
Nordic Telephone Co. Holdings ApS
8.250%, 5/1/16 (b)	EUR	1,085,000	1,579,843
Nykredit Realkredit A/S
4.000%, 10/1/25	DKK	13,015,341	2,234,851
5.000%, 10/1/35		51,790,623	9,245,756
5.000%, 10/1/38		8,300,000	1,464,246
Realkredit Danmark A/S
5.000%, 10/1/35		17,005,702	3,031,468
Totalkredit A/S
4.390%, 1/1/15 (l)		72,049,923	13,169,270

Total Denmark			41,295,261

France (2.9%)
France Telecom S.A.
7.500%, 3/14/11	GBP	1,740,000	3,623,168
Societe National des Chemins de Fer Francais
4.625%, 1/14/15	CAD	1,000,000	876,278
Total Capital S.A.
4.875%, 12/23/10	GBP	4,100,000	7,831,812

Total France			12,331,258

Germany (4.9%)
Kreditanstalt fuer Wiederaufbau
5.375%, 1/29/14		838,000	1,644,594
4.950%, 10/14/14	CAD	9,600,000	8,588,478
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
6.500%, 9/28/07	NZD	1,000,000	$705,564
Landwirtschaftliche Rentenbank
7.000%, 12/27/07		1,400,000	988,451
5.750%, 6/15/11	AUD	10,810,000	8,510,385

Total Germany			20,437,472

Hong Kong (3.0%)
Hong Kong Government Bond
4.230%, 3/21/11	HKD	96,050,000	12,416,714

Luxembourg (1.9%)
Kuznetski Capital S.A.
7.335%, 5/13/13		$1,935,000	2,018,012
Lighthouse International Co. S.A.
8.000%, 4/30/14 (b)	EUR	1,430,000	2,072,638
Telecom Italia Capital S.A.
6.200%, 7/18/11		$2,000,000	2,052,718
Vimpel Communications OJSC
8.250%, 5/23/16		1,775,000	1,890,375

Total Luxembourg			8,033,743

Mexico (3.0%)
United Mexican States
10.000%, 12/5/24	MXN	112,410,000	12,518,797

Netherlands (3.1%)
Bank Nederlandse Gemeenten
5.000%, 7/16/10	AUD	6,950,000	5,362,984
Kazkommerts International B.V.
7.000%, 11/3/09		$3,700,000	3,742,550
RWE Finance B.V.
4.625%, 8/17/10	GBP	2,000,000	3,797,951

Total Netherlands			12,903,485

New Zealand (2.6%)
New Zealand Government Bond
6.000%, 7/15/08	NZD	15,670,000	11,039,859

Norway (4.5%)
Norwegian Government Bond
6.500%, 5/15/13	NOK	86,935,000	15,704,409
4.250%, 5/19/17		20,070,000	3,218,154

Total Norway			18,922,563

Singapore (2.6%)
Singapore Government Bond
3.625%, 7/1/14	SGD	16,050,000	11,121,836

South Africa (0.4%)
Savcio Holdings Pty Ltd.
8.000%, 2/15/13	EUR	1,150,000	1,613,039

South Korea (2.4%)
Korea Treasury Bond
4.750%, 6/10/09	KRW	9,400,000,000	9,981,325

Supranational (1.0%)
Eurofima
5.500%, 9/15/09	AUD	480,000	379,824
6.500%, 8/22/11		2,840,000	2,303,345
6.250%, 12/28/18		1,800,000	1,458,001

Total Supranational			4,141,170

Sweden (9.5%)
Swedish Government Bond
8.000%, 8/15/07	SEK	6,500,000	945,473
5.500%, 10/8/12		144,500,000	22,254,010
3.000%, 7/12/16		124,700,000	16,586,664

Total Sweden			39,786,147

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
United Kingdom (10.0%)
BAT International Finance plc
5.750%, 12/9/13	GBP	1,500,000	$2,909,943
BP Capital Markets plc
5.000%, 12/27/07		700,000	1,369,018
HBOS Treasury Services plc
4.875%, 12/21/07		1,000,000	1,952,916
5.250%, 9/19/11		$5,650,000	5,695,200
Marks & Spencer plc
5.625%, 3/24/14	GBP	4,000,000	7,599,813
National Grid Gas plc
7.000%, 12/15/08	AUD	150,000	121,605
Tesco plc
4.750%, 4/13/10	EUR	1,500,000	2,028,734
United Kingdom Gilt Inflation Linked Bond
2.500%, 8/23/11	GBP	325,000	1,728,227
1.250%, 11/22/17		8,061,660	15,118,522
Virgin Media Finance plc
9.750%, 4/15/14		800,000	1,671,727
9.125%, 8/15/16		$1,800,000	1,899,000

Total United Kingdom			42,094,705

United States (17.4%)
Ahold Finance USA, Inc.
5.875%, 3/14/12	EUR	250,000	351,495
6.500%, 3/14/17	GBP	850,000	1,712,398
Constellation Brands, Inc.
8.500%, 11/15/09		800,000	1,652,994
DaimlerChrysler N.A. Holding Corp.
4.875%, 6/15/10		$2,000,000	1,979,704
Federal Home Loan Mortgage Corp.
6.000%, 4/1/36		828,123	834,794
6.000%, 7/1/36		2,969,362	2,993,285
6.000%, 2/1/37		2,978,758	3,002,757
Federal National Mortgage Association
5.500%, 12/1/34		3,595,292	3,563,747
General Electric Capital Corp.
6.125%, 2/22/11		3,200,000	3,316,333
Goldman Sachs Group, Inc.
6.875%, 1/15/11		6,250,000	6,607,550
Government National Mortgage Association
5.500%, 6/15/35		1,016,941	1,011,974
HSBC Finance Corp.
5.000%, 6/30/15		7,530,000	7,282,263
Merrill Lynch & Co., Inc.
5.125%, 9/24/10	GBP	130,000	250,544
Morgan Stanley
5.375%, 11/14/13		1,850,000	3,534,740
5.125%, 11/30/15		1,080,000	2,009,002
Nestle Holdings, Inc.
5.500%, 11/18/09	AUD	500,000	394,964
SLM Corp.
6.500%, 6/15/10	NZD	2,650,000	1,810,870
Toyota Motor Credit Corp.
5.125%, 10/25/11		$6,500,000	6,552,975
U.S. Treasury Bonds Inflation Indexed
2.375%, 1/15/25		9,662,670	9,725,323
U.S. Treasury Notes
4.625%, 11/15/16		10,140,000	10,110,290
Inflation Indexed
2.000%, 1/15/16		3,058,920	3,011,721
Wal-Mart Stores, Inc.
4.750%, 1/29/13	GBP	850,000	$1,605,984

Total United States			73,315,707

Total Investments (97.3%) (Cost $396,686,770)			408,857,388
Other Assets Less Liabilities (2.7%)			11,509,517

Net Assets (100%)			$420,366,905

Market Sector Diversification
As a Percentage of Total Net Assets

Corporate Bonds			40.7%
Foreign Government Securities			48.4
U.S. Governments & Agency			8.2
Cash and Other			2.7

			100.0%

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

Glossary:

AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SGD	— Singapore Dollar
SEK	— Swedish Krona

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

At March 31, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 5/7/07	8,069	$10,510,000	$10,793,405	$283,405
European Union, expiring 5/16/07	10,152	13,385,000	13,584,310	199,310
European Union, expiring 5/31/07	32,430	42,840,000	43,421,902	581,902
European Union, expiring 6/1/07	7,480	9,880,327	10,015,159	134,832
European Union, expiring 6/1/07	3,029	4,000,000	4,055,336	55,336
European Union, expiring 6/6/07	1,224	1,621,115	1,639,615	18,500
European Union, expiring 6/8/07	14,073	18,538,066	18,849,277	311,211
European Union, expiring 6/14/07	46,222	61,202,048	61,921,418	719,370
Japanese Yen, expiring 6/5/07	2,258,704	19,440,265	19,328,608	(111,657)
Japanese Yen, expiring 6/14/07	4,756,550	40,923,825	40,748,993	(174,832)

				$2,017,377

Foreign Currency Sell Contracts
Australian Dollar, expiring 6/14/07	52,408	$40,923,825	$42,310,026	$(1,386,201)
British Pound, expiring 6/14/07	31,731	61,202,048	62,424,079	(1,222,031)
Canadian Dollar, expiring 6/6/07	1,895	1,621,115	1,644,442	(23,327)
Canadian Dollar, expiring 6/8/07	21,766	18,538,066	18,889,180	(351,114)
New Zealand Dollar, expiring 6/5/07	28,210	19,440,265	20,063,234	(622,969)

				$(3,605,642)

				$(1,588,265)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$140,982,479
Long-term U.S. Treasury securities	10,073,456

$151,055,935

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$90,099,169
Long-term U.S. Treasury securities	9,917,375

$100,016,544

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,391,697
Aggregate gross unrealized depreciation	(1,224,083)

Net unrealized appreciation	$12,167,614

Federal income tax cost of investments	$396,689,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.1%)
Diversified Consumer Services (4.6%)
Apollo Group, Inc., Class A*	177,779	$7,804,498

Hotels, Restaurants & Leisure (2.5%)
Carnival Corp.	42,047	1,970,323
OSI Restaurant Partners, Inc.^	58,106	2,295,187

		4,265,510

Internet & Catalog Retail (4.7%)
Amazon.com, Inc.*^	199,523	7,939,020

Media (2.9%)
Omnicom Group, Inc.	47,069	4,818,924

Multiline Retail (0.9%)
Target Corp.	26,392	1,563,990

Specialty Retail (1.5%)
Best Buy Co., Inc.	49,647	2,418,802

Total Consumer Discretionary		28,810,744

Consumer Staples (8.2%)
Beverages (2.8%)
Coca-Cola Co.	98,981	4,751,088

Food & Staples Retailing (3.1%)
Wal-Mart Stores, Inc.	109,308	5,132,011

Household Products (2.3%)
Procter & Gamble Co.	62,488	3,946,742

Total Consumer Staples		13,829,841

Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Chevron Corp.	23,900	1,767,644
ConocoPhillips	23,911	1,634,317

Total Energy		3,401,961

Financials (6.9%)
Capital Markets (1.5%)
Legg Mason, Inc.	27,200	2,562,512

Diversified Financial Services (2.7%)
Citigroup, Inc.	88,426	4,539,791

Insurance (2.7%)
Marsh & McLennan Cos., Inc.	153,307	4,490,362

Total Financials		11,592,665

Health Care (20.2%)
Biotechnology (6.9%)
Amgen, Inc.*	115,185	6,436,538
Biogen Idec, Inc.*	116,436	5,167,429

		11,603,967

Health Care Equipment & Supplies (8.6%)
Medtronic, Inc.	88,872	4,360,060
St. Jude Medical, Inc.*	132,464	4,981,971
Zimmer Holdings, Inc.*	61,218	5,228,630

		14,570,661

Pharmaceuticals (4.7%)
Bristol-Myers Squibb Co.	200,975	5,579,066
Johnson & Johnson	6,463	389,460
Pfizer, Inc.	77,734	1,963,561

		7,932,087

Total Health Care		34,106,715

Industrials (7.3%)
Air Freight & Logistics (1.2%)
Expeditors International of Washington, Inc.	27,300	$1,128,036
United Parcel Service, Inc., Class B	12,300	862,230

		1,990,266

Industrial Conglomerates (4.1%)
Tyco International Ltd.	222,581	7,022,431

Machinery (2.0%)
Pall Corp.	87,372	3,320,136

Total Industrials		12,332,833

Information Technology (37.8%)
Communications Equipment (6.7%)
Cisco Systems, Inc.*	209,625	5,351,726
QUALCOMM, Inc.	136,691	5,831,238

		11,182,964

Computers & Peripherals (5.7%)
Dell, Inc.*	212,429	4,930,477
Lexmark International, Inc., Class A*	80,800	4,723,568

		9,654,045

Internet Software & Services (7.0%)
eBay, Inc.*	198,003	6,563,800
Google, Inc., Class A*	11,463	5,251,888

		11,815,688

IT Services (3.0%)
Affiliated Computer Services, Inc., Class A*^	55,337	3,258,242
Automatic Data Processing, Inc†	37,772	1,642,138
Broadridge Financial Solutions, Inc.*	9,493	187,012

		5,087,392

Semiconductors & Semiconductor Equipment (7.7%)
Altera Corp.*	328,903	6,574,771
Intel Corp.	191,736	3,667,910
KLA-Tencor Corp.	21,351	1,138,435
Texas Instruments, Inc.	54,662	1,645,326

		13,026,442

Software (7.7%)
Microsoft Corp.	218,668	6,094,277
Oracle Corp.*	382,376	6,932,477

		13,026,754

Total Information Technology		63,793,285

Total Common Stocks (99.5%) (Cost $155,089,382)		167,868,044

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.5%)
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	$500,000	500,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	6,444,902	6,444,902
Park Sienna LLC
5.30%, 5/4/07	495,625	495,625
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	250,000	250,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		7,690,527

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (0.3%)
JPMorgan Chase Nassau
4.79%, 4/2/07	$438,587	$438,587

Total Short-Term Investments (4.8%) (Amortized Cost $8,129,114)		8,129,114

Total Investments (104.3%) (Cost/Amortized Cost $163,218,496)		175,997,158
Other Assets Less Liabilities (-4.3%)		(7,217,425)

Net Assets (100%)		$168,779,733

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,642,138 or 0.97% of net assets) valued at fair value.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,445,699
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$17,608,000

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,480,916
Aggregate gross unrealized depreciation	(2,718,821)

Net unrealized appreciation	$12,762,095

Federal income tax cost of investments	$163,235,063

At March 31, 2007, the Portfolio had loaned securities with a total value of $7,617,393. This was secured by collateral of $7,690,527 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.7%)
Diversified Consumer Services (6.1%)
DeVry, Inc.^	1,378,365	$40,455,013
Service Corp. International	856,700	10,160,462
Weight Watchers International, Inc.^	1,021,300	47,071,717

		97,687,192

Hotels, Restaurants & Leisure (2.6%)
Bally Technologies, Inc.*^	535,600	12,629,448
International Game Technology	432,900	17,480,502
Shuffle Master, Inc.*^	632,537	11,543,800

		41,653,750

Household Durables (5.3%)
Harman International Industries, Inc.	890,698	85,578,264

Media (1.9%)
Walt Disney Co.	920,300	31,685,929

Multiline Retail (1.5%)
Sears Holdings Corp.*	132,900	23,943,264

Specialty Retail (0.8%)
GameStop Corp., Class A*^	381,570	12,427,735

Textiles, Apparel & Luxury Goods (0.5%)
Phillips-Van Heusen Corp.	146,400	8,608,320

Total Consumer Discretionary		301,584,454

Consumer Staples (5.6%)
Beverages (4.1%)
Coca Cola Hellenic Bottling Co. S.A. (ADR)^	391,000	16,433,730
Cott Corp. (New York Exchange)*^	9,600	128,448
Cott Corp. (Toronto Exchange)*^	859,100	11,400,097
Molson Coors Brewing Co., Class B	396,810	37,546,162

		65,508,437

Food & Staples Retailing (1.5%)
Safeway, Inc.	657,883	24,104,833

Total Consumer Staples		89,613,270

Energy (2.9%)
Energy Equipment & Services (1.2%)
SEACOR Holdings, Inc.*^	193,700	19,060,080

Oil, Gas & Consumable Fuels (1.7%)
EOG Resources, Inc.	55,700	3,973,638
EXCO Resources, Inc.*^	844,300	13,998,494
Goodrich Petroleum Corp.*^	281,050	9,451,712

		27,423,844

Total Energy		46,483,924

Financials (6.5%)
Capital Markets (5.5%)
Ashmore Group plc	4,310,800	24,579,515
Greenhill & Co., Inc.^	228,800	14,046,032
Jefferies Group, Inc.^	258,200	7,474,890
Julius Baer Holding AG (Registered)	132,962	18,141,875
Lazard Ltd., Class A	408,400	20,493,512
Thomas Weisel Partners Group, Inc.*^	236,900	4,505,838

		89,241,662

Commercial Banks (0.8%)
East West Bancorp, Inc.^	347,567	12,780,039

Thrifts & Mortgage Finance (0.2%)
MGIC Investment Corp.	41,900	$2,468,748

Total Financials		104,490,449

Health Care (2.0%)
Biotechnology (0.5%)
Neurocrine Biosciences, Inc.*^	725,800	9,072,500

Health Care Equipment & Supplies (1.2%)
Advanced Medical Optics, Inc.*^	514,600	19,143,120

Health Care Providers & Services (0.3%)
Express Scripts, Inc.*	52,960	4,274,931

Total Health Care		32,490,551

Industrials (15.1%)
Aerospace & Defense (0.5%)
Argon ST, Inc.*^	327,768	8,672,741

Airlines (3.1%)
AirAsia Bhd*	22,526,500	11,532,004
U.S. Airways Group, Inc.*	836,439	38,041,246

		49,573,250

Commercial Services & Supplies (1.5%)
FTI Consulting, Inc.*^	193,390	6,495,970
Knoll, Inc.	751,422	17,906,386

		24,402,356

Construction & Engineering (1.9%)
Quanta Services, Inc.*^	1,186,585	29,925,674

Electrical Equipment (1.1%)
ABB Ltd. (ADR)	995,253	17,098,447

Machinery (3.9%)
Deere & Co.	183,200	19,902,848
Flowserve Corp.	758,098	43,355,625

		63,258,473

Road & Rail (3.1%)
Hertz Global Holdings, Inc.*	2,105,100	49,890,870

Total Industrials		242,821,811

Information Technology (33.3%)
Communications Equipment (5.1%)
Finisar Corp.*	48,000	168,000
Harris Corp.	346,700	17,664,365
Juniper Networks, Inc.*	3,227,785	63,522,809

		81,355,174

Computers & Peripherals (5.6%)
SanDisk Corp.*^	1,164,422	51,001,684
Sun Microsystems, Inc.*	6,507,600	39,110,676

		90,112,360

Electronic Equipment & Instruments (4.6%)
Agilent Technologies, Inc.*	2,199,200	74,091,048

Internet Software & Services (0.7%)
Openwave Systems, Inc.*^	1,327,826	10,821,782

IT Services (5.3%)
First Data Corp.	956,900	25,740,610
Global Cash Access Holdings, Inc.*^	1,040,500	17,365,945
MoneyGram International, Inc.^	496,327	13,778,037
Western Union Co.	1,312,600	28,811,570

		85,696,162

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc.*	1,067,200	13,937,632
Applied Micro Circuits Corp.*	165,300	603,345
Broadcom Corp., Class A*	842,462	27,017,756
Marvell Technology Group Ltd.*	1,570,900	26,406,829

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
PMC-Sierra, Inc.*^	480,200	$3,366,202

		71,331,764

Software (7.6%)
Electronic Arts, Inc.*	962,258	48,459,313
NAVTEQ Corp.*	1,586,700	54,741,150
Nintendo Co., Ltd.^	66,800	19,415,309

		122,615,772

Total Information Technology		536,024,062

Telecommunication Services (12.6%)
Diversified Telecommunication Services (9.1%)
Arbinet-thexchange, Inc.*^	248,300	1,569,256
AT&T, Inc.	2,567,483	101,235,855
Level 3 Communications, Inc.*^	3,869,400	23,603,340
Time Warner Telecom, Inc., Class A*	963,391	20,009,631

		146,418,082

Wireless Telecommunication Services (3.5%)
American Tower Corp., Class A*	1,223,890	47,670,515
Philippine Long Distance Telephone Co. (ADR)^	163,200	8,616,960

		56,287,475

Total Telecommunication Services		202,705,557

Total Common Stocks (96.7%) (Cost $1,424,498,887)		1,556,214,078

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (16.8%)
Allstate Life Global Funding Trusts
5.31%, 4/30/08 (l)	$2,000,000	2,000,000
American Express Credit Corp.
5.32%, 6/12/07 (l)	10,000,000	10,000,000
Bear Stearns Cos., Inc.
5.38%, 9/28/07 (l)	10,000,000	10,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	2,000,000	2,000,000
Calyon/New York
5.37%, 10/14/08 (l)	9,996,663	9,996,663
CIC N.Y.
5.34%, 5/29/07 (l)	10,000,000	10,000,000
Dexia Credit Local de France
5.34%, 4/13/07 (l)	10,000,000	10,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.60%, 12/28/07 (l)	$5,000,000	$5,000,000
5.58%, 3/28/08	10,000,000	10,000,000
5.37%, 4/30/08 (l)	2,000,000	2,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	3,000,000	3,000,000
MassMutual Global Funding II
5.40%, 3/26/10 (l)	12,000,000	12,000,000
MBIA Global Funding LLC
5.36%, 1/23/09 (l)	7,500,000	7,500,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	11,000,000	11,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	99,060,958	99,060,958
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	24,998,189	24,998,189
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	5,000,000	5,000,000
Wells Fargo & Co.
5.55%, 3/27/09 (l)	5,000,000	5,000,000
Western Corporate Federal Credit Union
5.38%, 9/25/08 (l)	6,000,000	6,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		269,555,810

Time Deposit (3.6%)
JPMorgan Chase Nassau
4.79%, 4/2/07	58,528,696	58,528,696

Total Short-Term Investments (20.4%) (Amortized Cost $328,084,506)		328,084,506

Total Investments (117.1%) (Cost/Amortized Cost $1,752,583,393)		1,884,298,584
Other Assets Less Liabilities (-17.1%)		(275,145,980)

Net Assets (100%)		$1,609,152,604

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$410,003,283
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$452,059,139

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,017,991
Aggregate gross unrealized depreciation	(63,625,492)

Net unrealized appreciation	$125,392,499

Federal income tax cost of investments	$1,758,906,085

At March 31, 2007, the Portfolio had loaned securities with a total value of $263,941,180. This was secured by collateral of $269,555,810 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.4%)
Auto Components (0.4%)
Aftermarket Technology Corp.*^	253,000	$6,142,840
Gentex Corp.^	167,349	2,719,421

		8,862,261

Automobiles (0.7%)
Monaco Coach Corp.^	54,700	871,371
Nissan Motor Co., Ltd.	179,329	1,922,034
Renault S.A.	58,600	6,853,485
Winnebago Industries, Inc.^	146,958	4,942,198

		14,589,088

Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	7,000	307,300
H&R Block, Inc.	130,300	2,741,512
IBT Education Ltd.	1,149,959	1,814,342
Service Corp. International	104,800	1,242,928

		6,106,082

Hotels, Restaurants & Leisure (3.4%)
Aristocrat Leisure Ltd.	148,556	1,971,225
Brinker International, Inc.	208,490	6,817,623
Carnival Corp.	179,100	8,392,626
Domino’s Pizza, Inc.	405,100	13,153,597
Gaylord Entertainment Co.*^	57,025	3,014,912
OSI Restaurant Partners, Inc.	133,400	5,269,300
Penn National Gaming, Inc.*	322,600	13,684,692
Rare Hospitality International, Inc.*^	83,289	2,506,166
Royal Caribbean Cruises Ltd.	244,060	10,289,570
WMS Industries, Inc.*^	94,500	3,708,180

		68,807,891

Household Durables (2.3%)
Beazer Homes USA, Inc.	10,300	299,009
Black & Decker Corp.	74,604	6,089,178
Ethan Allen Interiors, Inc.^	133,603	4,721,530
Helen of Troy Ltd.*	161,500	3,667,665
Jarden Corp.*^	96,100	3,680,630
La-Z-Boy, Inc.^	113,600	1,406,368
Leggett & Platt, Inc.	320,550	7,266,869
Newell Rubbermaid, Inc.	4,900	152,341
Sealy Corp.^	179,800	3,142,904
Stanley Works	190,140	10,526,150
Whirlpool Corp.	61,000	5,179,510

		46,132,154

Internet & Catalog Retail (1.0%)
FTD Group, Inc.^	65,850	1,088,501
Priceline.com, Inc.*^	295,200	15,722,352
Systemax, Inc.^	180,500	3,380,765

		20,191,618

Leisure Equipment & Products (1.1%)
Brunswick Corp.	314,600	10,020,010
Eastman Kodak Co.^	445,180	10,043,261
Polaris Industries, Inc.^	26,300	1,261,874

		21,325,145

Media (2.5%)
Aeroplan Income Fund.	278,500	4,703,984
E.W. Scripps Co., Class A	74,869	3,345,147
Gannett Co., Inc.	144,100	8,111,389
Getty Images, Inc.*	137,370	6,680,303
Harte-Hanks, Inc.^	128,700	3,550,833
Live Nation, Inc.*^	60,612	1,337,101
New York Times Co., Class A^	150,600	3,540,606
Omnicom Group, Inc.	43,600	4,463,768
R.H. Donnelley Corp.	105,000	7,443,450
STW Communications Group Ltd.	1,439,000	3,644,244
Valassis Communications, Inc.*	88,643	$1,523,773
Viacom, Inc., Class B*	12,521	514,738

		48,859,336

Multiline Retail (0.6%)
Family Dollar Stores, Inc.	238,200	7,055,484
Retail Ventures, Inc.*^	59,500	1,252,475
Sears Holdings Corp.*	10,800	1,945,728
Tuesday Morning Corp.^	68,619	1,018,306

		11,271,993

Specialty Retail (4.6%)
AnnTaylor Stores Corp.*	16,500	639,870
AutoNation, Inc.*	53,063	1,127,058
AutoZone, Inc.*	14,400	1,845,216
Best Buy Co., Inc.	31,300	1,524,936
Big 5 Sporting Goods Corp.^	236,500	6,130,080
Coldwater Creek, Inc.*^	37,800	766,584
Gap, Inc.	376,200	6,474,402
HOT Topic, Inc.*^	102,035	1,132,589
Lithia Motors, Inc., Class A^	146,247	4,008,630
OfficeMax, Inc.	170,800	9,007,992
Pacific Sunwear of California, Inc.*^	209,000	4,353,470
Payless Shoesource, Inc.*	243,500	8,084,200
PetSmart, Inc.	239,390	7,890,294
RadioShack Corp.^	701,000	18,948,030
Sally Beauty Holdings, Inc.*	415,500	3,818,445
Select Comfort Corp.*^	101,642	1,809,228
Tiffany & Co.	158,800	7,222,224
Williams-Sonoma, Inc.^	182,900	6,485,634

		91,268,882

Textiles, Apparel & Luxury Goods (0.5%)
Liz Claiborne, Inc.	232,100	9,945,485

Total Consumer Discretionary		347,359,935

Consumer Staples (4.3%)
Beverages (0.3%)
Cott Corp. (New York Exchange)*	179,400	2,380,604
Cott Corp. (Toronto Exchange)*^	73,300	980,754
SABMiller plc	113,700	2,494,751

		5,856,109

Food & Staples Retailing (0.9%)
Kroger Co.	105,400	2,977,550
Rite Aid Corp.*^	317,382	1,831,294
Safeway, Inc.	150,240	5,504,794
Sysco Corp.	217,300	7,351,259
Valor Co., Ltd.	100	1,168
Winn-Dixie Stores, Inc.*^	55,500	979,575

		18,645,640

Food Products (0.8%)
Binggrae Co. Ltd.*	79,670	3,336,520
Bunge Ltd.^	24,500	2,014,390
Chiquita Brands International, Inc.^	76,000	1,065,520
Corn Products International, Inc.	86,500	3,078,535
Leroy Seafood Group ASA	26,300	571,147
Marine Harvest*	755,000	886,876
Tyson Foods, Inc., Class A	271,100	5,262,051

		16,215,039

Household Products (0.7%)
Central Garden & Pet Co.*^	194,491	2,872,632
Central Garden & Pet Co., Class A*^	321,400	4,724,580
Colgate-Palmolive Co.	96,900	6,471,951

		14,069,163

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (1.6%)
Avon Products, Inc.	353,400	$13,167,684
Chattem, Inc.*^	215,800	12,719,252
Playtex Products, Inc.*^	31,100	422,027
Prestige Brands Holdings, Inc.*^	479,500	5,682,075

		31,991,038

Total Consumer Staples		86,776,989

Energy (7.4%)
Energy Equipment & Services (4.0%)
Baker Hughes, Inc.	55,890	3,696,006
Cameron International Corp.*	107,320	6,738,623
ENSCO International, Inc.	62,500	3,400,000
FMC Technologies, Inc.*	108,800	7,589,888
GlobalSantaFe Corp.	57,100	3,521,928
Halliburton Co.^	151,400	4,805,436
Hanover Compressor Co.*^	132,400	2,945,900
Hornbeck Offshore Services, Inc.*^	10,200	292,230
Key Energy Services, Inc.*	208,100	3,402,435
National Oilwell Varco, Inc.*	153,800	11,964,102
Noble Corp.	42,800	3,367,504
Oil States International, Inc.*^	196,500	6,305,685
Pride International, Inc.*	54,800	1,649,480
Smith International, Inc	184,000	8,841,200
Superior Energy Services, Inc.*^	80,900	2,788,623
Transocean, Inc.*	50,500	4,125,850
Weatherford International Ltd.*	111,200	5,015,120

		80,450,010

Oil, Gas & Consumable Fuels (3.4%)
Arch Coal, Inc.	143,770	4,412,301
Cabot Oil & Gas Corp.	69,200	4,658,544
EOG Resources, Inc.	53,000	3,781,020
EXCO Resources, Inc.*	91,300	1,513,754
Forest Oil Corp.*^	91,100	3,040,007
Foundation Coal Holdings, Inc.^	148,600	5,102,924
Mariner Energy, Inc.*	236,127	4,517,109
Noble Energy, Inc.	39,000	2,326,350
Petroleum Development Corp.*^	141,800	7,596,226
Petroplus Holdings AG*	15,570	1,108,345
Quicksilver Resources, Inc.*	26,650	1,059,870
Range Resources Corp.^	78,300	2,615,220
Suncor Energy, Inc. (New York Exchange)	49,200	3,743,803
Suncor Energy, Inc. (Toronto Exchange)	6,600	503,910
Ultra Petroleum Corp.*	81,745	4,343,112
Valero Energy Corp.	153,320	9,887,607
Western Refining, Inc.^	110,907	4,327,591
World Fuel Services Corp.^	47,400	2,192,724

		66,730,417

Total Energy		147,180,427

Financials (15.3%)
Capital Markets (0.7%)
Ares Capital Corp.	39,800	723,166
HCI Capital AG.	104,233	2,413,023
Janus Capital Group, Inc.	16,460	344,179
Merrill Lynch & Co., Inc.	42,900	3,503,643
MPC Muenchmeyer Petersen Capital AG	39,600	3,348,020
State Street Corp.	26,500	1,715,875
TD Ameritrade Holding Corp.*	126,698	1,885,266

		13,933,172

Commercial Banks (2.1%)
Appalachian Bancshares, Inc.*^	2,567	51,083
Boston Private Financial Holdings, Inc.^	57,606	1,608,360
Colonial BancGroup, Inc.	33,400	$826,650
Commerce Bancorp, Inc./New Jersey^	111,300	3,715,194
EuroBancshares, Inc.*^	189,646	1,718,193
Gunma Bank Ltd.	532,000	3,769,688
Hanmi Financial Corp.^	160,841	3,065,629
Nara Bancorp, Inc.^	61,281	1,073,030
Popular, Inc.^	55,600	920,736
R&G Financial Corp., Class B*^	421,400	2,107,000
UCBH Holdings, Inc.^	547,936	10,202,568
UnionBanCal Corp.	63,160	4,005,607
Wachovia Corp.	124,530	6,855,377
Zions Bancorp.	29,500	2,493,340

		42,412,455

Consumer Finance (0.5%)
Capital One Financial Corp.	99,900	7,538,454
Cash America International, Inc.^	32,300	1,324,300

		8,862,754

Diversified Financial Services (0.3%)
Bank of America Corp.	128,098	6,535,560

Insurance (5.8%)
Affirmative Insurance Holdings, Inc.	434,000	7,508,200
Aflac, Inc.	121,020	5,695,201
Ambac Financial Group, Inc.	73,600	6,358,304
Aspen Insurance Holdings Ltd.	441,946	11,583,404
Benfield Group Ltd.	685,300	4,372,729
Hilb, Rogal & Hobbs Co.^	310,100	15,210,405
Marsh & McLennan Cos., Inc.	253,500	7,425,015
MBIA, Inc.^	120,700	7,904,643
Mercer Insurance Group, Inc.	270,800	5,386,212
MetLife, Inc.	41,500	2,620,725
Philadelphia Consolidated Holding Corp.*	114,500	5,036,855
Prudential Financial, Inc.	43,600	3,935,336
Reinsurance Group of America, Inc.	139,800	8,069,256
RLI Corp.^	135,132	7,422,801
Stancorp Financial Group, Inc.	147,000	7,227,990
Travelers Cos., Inc.	105,275	5,450,087
Willis Group Holdings Ltd.^	105,700	4,183,606

		115,390,769

Real Estate Investment Trusts (REITs) (4.1%)
Alexandria Real Estate Equities, Inc. (REIT)^	27,000	2,709,990
American Financial Realty Trust (REIT)^	126,800	1,278,144
Annaly Capital Management, Inc. (REIT)	121,200	1,876,176
Cedar Shopping Centers, Inc. (REIT)	211,400	3,424,680
Developers Diversified Realty Corp. (REIT)	68,900	4,333,810
Duke Realty Corp. (REIT)	134,020	5,825,850
Education Realty Trust, Inc. (REIT)^	574,600	8,492,588
Equity Residential (REIT)	88,800	4,282,824
FelCor Lodging Trust, Inc. (REIT)^	168,500	4,375,945
General Growth Properties, Inc. (REIT)	155,560	10,044,509
GMH Communities Trust (REIT)^	82,600	825,174
Health Care Property Investors, Inc. (REIT)	132,900	4,788,387

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Highwoods Properties, Inc. (REIT)	18,600	$734,514
Kimco Realty Corp. (REIT)	84,400	4,113,656
Public Storage, Inc. (REIT)	55,366	5,241,499
Realty Income Corp. (REIT)^	266,100	7,504,020
UDR, Inc. (REIT)^	148,800	4,556,256
Vornado Realty Trust (REIT)	64,200	7,661,628

		82,069,650

Thrifts & Mortgage Finance (1.8%)
BankUnited Financial Corp., Class A^	6,300	133,623
Countrywide Financial Corp.	142,030	4,777,889
Fannie Mae	177,200	9,671,576
Freddie Mac	153,600	9,137,664
Hudson City Bancorp, Inc.	234,800	3,212,064
Interhyp AG*	43,400	5,322,767
New York Community Bancorp, Inc.^	62,600	1,101,134
Radian Group, Inc.^	48,424	2,657,509

		36,014,226

Total Financials		305,218,586

Health Care (9.1%)
Biotechnology (0.2%)
Cephalon, Inc.*^	63,500	4,521,835
Molecular Insight Pharmaceuticals, Inc.*^	15,100	179,388

		4,701,223

Health Care Equipment & Supplies (3.1%)
Baxter International, Inc.	412,863	21,745,494
Becton, Dickinson & Co.	60,140	4,624,165
Cooper Cos., Inc.	155,000	7,536,100
DJO, Inc.*^	224,400	8,504,760
Medisize Holding AG*	51,990	3,790,737
Merit Medical Systems, Inc.*^	293,140	3,678,907
Nutraceutical International Corp.*^	242,330	3,998,445
Orthofix International N.V.*^	102,600	5,237,730
Wright Medical Group, Inc.*^	95,400	2,126,466

		61,242,804

Health Care Providers & Services (4.7%)
Allied Healthcare International, Inc.*^	953,598	2,908,474
Amsurg Corp.*^	354,400	8,679,256
Brookdale Senior Living, Inc.^	64,500	2,880,570
Celesio AG	69,100	4,342,133
Community Health Systems, Inc.*	404,300	14,251,575
DaVita, Inc.*	86,400	4,606,848
Health Net, Inc.*	103,400	5,563,954
Humana, Inc.*	32,400	1,879,848
Laboratory Corp. of America Holdings*	8,220	597,019
LifePoint Hospitals, Inc.*^	194,300	7,426,146
McKesson Corp.	141,200	8,265,848
Medco Health Solutions, Inc.*	84,000	6,092,520
Pediatrix Medical Group, Inc.*	73,200	4,176,792
Quest Diagnostics, Inc.	17,090	852,278
Triad Hospitals, Inc.*	64,540	3,372,215
United Drug plc	1,282,100	6,850,773
United Surgical Partners International, Inc.*^	134,071	4,130,727
Universal Health Services, Inc., Class B	141,880	8,124,049

		95,001,025

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc.*	86,200	3,987,612

Pharmaceuticals (0.9%)
Alpharma, Inc., Class A^	208,302	$5,015,912
Schering-Plough Corp.	300,360	7,662,184
Teva Pharmaceutical Industries Ltd. (ADR)	129,700	4,854,671

		17,532,767

Total Health Care		182,465,431

Industrials (14.5%)
Aerospace & Defense (2.0%)
Alliant Techsystems, Inc.*^	181,000	15,913,520
DRS Technologies, Inc.^	207,300	10,814,841
Honeywell International, Inc.	67,500	3,109,050
Moog, Inc., Class A*^	103,800	4,323,270
VT Group plc	581,325	5,622,563

		39,783,244

Air Freight & Logistics (0.5%)
Mainfreight Ltd.	749,058	3,906,154
Pacer International, Inc.^	192,072	5,174,420
United Parcel Service, Inc., Class B	18,800	1,317,880

		10,398,454

Airlines (0.2%)
Ryanair Holdings plc (ADR)*^	29,580	1,324,888
Southwest Airlines Co.	93,800	1,378,860
Tam S.A. (Sponsored ADR)	50,600	1,343,936

		4,047,684

Building Products (0.5%)
American Standard Cos., Inc.	15,767	835,966
Masco Corp.	317,100	8,688,540

		9,524,506

Commercial Services & Supplies (3.5%)
ACCO Brands Corp.*	20,400	491,436
Allied Waste Industries, Inc.*	802,400	10,102,216
Brink’s Co.	194,243	12,324,718
Cintas Corp.	170,792	6,165,591
Corrections Corp. of America*	72,850	3,847,208
FTI Consulting, Inc.*^	539,713	18,128,960
Huron Consulting Group, Inc.*^	138,900	8,450,676
Navigant Consulting, Inc.*^	303,058	5,988,426
Prosegur Cia de Seguridad S.A.	110,500	4,190,689

		69,689,920

Construction & Engineering (1.7%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	294,500	9,055,875
Fluor Corp.	97,818	8,776,231
United Group Ltd.	733,800	8,092,372
URS Corp.*	129,500	5,515,405
Washington Group International, Inc.*^	22,000	1,461,240

		32,901,123

Electrical Equipment (1.5%)
Belden CDT, Inc.^	544,100	29,158,319

Industrial Conglomerates (1.4%)
Bidvest Group, Ltd.	218,600	4,158,056
DCC plc	289,600	10,197,687
Tyco International Ltd.	448,460	14,148,913

		28,504,656

Machinery (1.3%)
Albany International Corp.^	38,000	1,365,720
Bradken Ltd.	441,699	3,148,506
Briggs & Stratton Corp.^	160,400	4,948,340
Deere & Co.	69,700	7,572,208
IDEX Corp.^	71,400	3,632,832
Illinois Tool Works, Inc.	74,600	3,849,360
Wabash National Corp.^	96,000	1,480,320

		25,997,286

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.0%)
Canadian National Railway Co.	55,000	$2,425,812
Con-way, Inc.	91,800	4,575,312
CSX Corp.	15,800	632,790
Laidlaw International, Inc.	265,275	9,178,515
Universal Truckload Services, Inc.*^	151,959	3,678,927

		20,491,356

Trading Companies & Distributors (0.8%)
UAP Holding Corp.^	307,296	7,943,602
Univar N.V.	157,549	8,740,480

		16,684,082

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Co. Trust^	66,245	2,603,429

Total Industrials		289,784,059

Information Technology (17.5%)
Communications Equipment (1.8%)
Adtran, Inc.^	304,408	7,412,335
Alcatel-Lucent (ADR)	513,976	6,075,196
Dycom Industries, Inc.*^	299,340	7,800,800
Motorola, Inc.	347,100	6,133,257
NETGEAR, Inc.*^	167,000	4,764,510
Nortel Networks Corp. (New York Exchange)*^	106,760	2,567,578
Nortel Networks Corp. (Toronto Exchange)*	36,230	868,328
Powerwave Technologies, Inc.*^	167,800	954,782

		36,576,786

Computers & Peripherals (1.8%)
Diebold, Inc.^	46,700	2,228,057
EMC Corp.*	13,400	185,590
Imation Corp.	48,700	1,966,506
Intermec, Inc.*^	362,654	8,101,690
NCR Corp.*	92,100	4,399,617
Network Appliance, Inc.*	43,300	1,581,316
QLogic Corp.*	132,500	2,252,500
SanDisk Corp.*	65,000	2,847,000
Seagate Technology	406,383	9,468,724
Sun Microsystems, Inc.*	295,400	1,775,354
Western Digital Corp.*	83,180	1,398,256

		36,204,610

Electronic Equipment & Instruments (3.7%)
Agilent Technologies, Inc.*	304,300	10,251,867
Arrow Electronics, Inc.*	210,070	7,930,142
Avnet, Inc.*	264,980	9,576,377
CDW Corp.	80,300	4,932,829
Elec & Eltek International Co., Ltd.	25,500	66,300
Flextronics International Ltd.*	1,022,370	11,184,728
Global Imaging Systems, Inc.*^	380,926	7,428,057
Ingram Micro, Inc., Class A*	148,800	2,873,328
Insight Enterprises, Inc.*	397,200	7,141,656
Jabil Circuit, Inc.	213,000	4,560,330
Molex, Inc.	199,300	5,620,260
Solectron Corp.*	550,700	1,734,705

		73,300,579

Internet Software & Services (1.5%)
j2 Global Communications, Inc.*^	422,890	11,722,511
Open Text Corp.*^	15,100	331,596
ValueClick, Inc.*	108,700	2,840,331
VeriSign, Inc.*	120,598	3,029,422
Websense, Inc.*^	157,700	3,625,523
Yahoo!, Inc.*	261,500	8,182,335

		29,731,718

IT Services (2.6%)
CACI International, Inc., Class A*^	66,522	$3,117,221
Fidelity National Information Services, Inc.	244,300	11,105,878
Hewitt Associates, Inc., Class A*	113,527	3,318,394
Sabre Holdings Corp., Class A	266,800	8,737,700
Satyam Computer Services Ltd. (ADR)	107,100	2,431,170
SI International, Inc.*^	101,829	2,923,511
Total System Services, Inc.^	152,800	4,866,680
Unisys Corp.*	272,900	2,300,547
Wright Express Corp.*^	415,000	12,586,950

		51,388,051

Office Electronics (0.8%)
Xerox Corp.*	912,490	15,411,956

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	114,600	1,496,676
Amkor Technology, Inc.*	86,482	1,079,295
Applied Materials, Inc.	312,300	5,721,336
ASML Holding N.V. (N.Y. Shares)*	277,100	6,858,225
Atmel Corp.*	315,000	1,584,450
Cirrus Logic, Inc.*^	331,908	2,542,415
Fairchild Semiconductor International, Inc.*	517,130	8,646,414
Integrated Device Technology, Inc.*	251,000	3,870,420
Intersil Corp., Class A	231,280	6,126,607
LSI Logic Corp.*^	107,900	1,126,476
Maxim Integrated Products, Inc.	97,900	2,878,260
MKS Instruments, Inc.*^	110,678	2,824,503
National Semiconductor Corp.	411,700	9,938,438

		54,693,515

Software (2.6%)
Blackbaud, Inc.	250,748	6,123,266
EPIQ Systems, Inc.*^	257,253	5,242,816
Fair Isaac Corp.	493,100	19,073,108
Hyperion Solutions Corp.*	104,150	5,398,095
Parametric Technology Corp.*	87,400	1,668,466
Pervasive Software, Inc.*	362,914	1,484,318
Quest Software, Inc.*^	580,566	9,445,809
Symantec Corp.*	270,603	4,681,432

		53,117,310

Total Information Technology		350,424,525

Materials (4.2%)
Chemicals (2.1%)
Airgas, Inc.	187,100	7,886,265
Akzo Nobel N.V.	12,600	956,883
Arkema (ADR)*	14,600	834,142
Ashland, Inc.	21,950	1,439,920
Celanese Corp., Class A	176,600	5,446,344
Chemtura Corp.	550,636	6,018,451
Cytec Industries, Inc.	107,100	6,023,304
Fuchs Petrolub AG	30,700	2,448,743
Georgia Gulf Corp.	32,600	528,446
H.B. Fuller Co.	99,000	2,699,730
Lubrizol Corp.	37,813	1,948,504
Omnova Solutions, Inc.*^	52,768	288,113
RPM International, Inc.	218,100	5,038,110

		41,556,955

Containers & Packaging (0.7%)
Owens-Illinois, Inc.*	529,699	13,650,343

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.4%)
Alcan, Inc.	89,330	$4,656,457
Alcoa, Inc.	148,300	5,027,370
Carpenter Technology Corp.	70,300	8,489,428
Compass Minerals International, Inc.^	69,555	2,323,137
Newmont Mining Corp.	22,900	961,571
Titanium Metals Corp.*^	187,100	6,713,148

		28,171,111

Total Materials		83,378,409

Telecommunication Services (2.9%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	315,535	12,441,545
Citizens Communications Co.	207,800	3,106,610
FairPoint Communications, Inc.	29,900	574,379
NTELOS Holdings Corp.*	97,093	1,866,127
Telenor ASA (ADR)^	48,500	2,578,745
Verizon Communications, Inc.	128,400	4,868,928

		25,436,334

Wireless Telecommunication Services (1.6%)
ALLTEL Corp.	53,200	3,298,400
Crown Castle International Corp.*	50,800	1,632,204
Dobson Communications Corp., Class A*^	274,400	2,357,096
MTN Group Ltd.	1,353,800	18,381,598
Sprint Nextel Corp.	365,100	6,922,296
Vivo Participacoes S.A. (Preference ADR)^	202,400	710,424

		33,302,018

Total Telecommunication Services		58,738,352

Utilities (4.7%)
Electric Utilities (2.5%)
Allegheny Energy, Inc.*	122,100	5,999,994
American Electric Power Co., Inc.	133,500	6,508,125
DPL, Inc.^	175,631	5,460,368
Edison International, Inc.	126,520	6,215,928
Entergy Corp.	85,580	8,979,053
FirstEnergy Corp.	102,000	6,756,480
FPL Group, Inc.	80,000	4,893,600
PPL Corp.	124,040	5,073,236

		49,886,784

Gas Utilities (0.4%)
Energen Corp.	73,925	3,762,043
Equitable Resources, Inc.	103,000	4,976,960

		8,739,003

Independent Power Producers & Energy Traders (1.3%)
AES Corp.*	158,600	3,413,072
Constellation Energy Group, Inc.	84,641	7,359,535
NRG Energy, Inc.*^	82,500	5,943,300
TXU Corp.	128,200	8,217,620

		24,933,527

Multi-Utilities (0.5%)
CMS Energy Corp.	130,400	2,321,120
Public Service Enterprise Group, Inc.	83,100	6,900,624

		9,221,744

Total Utilities		92,781,058

Total Common Stocks (97.3%) (Cost $1,644,546,492)		1,944,107,771

CONVERTIBLE PREFERRED STOCKS:
Materials (0.1%)
Containers & Packaging (0.1%)
Owens-Illinois, Inc.,
4.75%, 12/31/49
(Cost $1,294,695)	41,900	$1,607,912

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.0%)
Leisure Equipment & Products (0.0%)
K2, Inc.
7.375%, 7/1/14	$20,000	19,850

Total Consumer Discretionary		19,850

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.
6.375%, 12/1/11^	1,455,000	1,360,425

Total Health Care		1,360,425

Information Technology (0.0%)
Electronic Equipment & Instruments (0.0%)
Celestica, Inc.
7.875%, 7/1/11^	940,000	909,450

Total Information Technology		909,450

Total Long-Term Debt Securities (0.1%) (Cost $2,293,209)		2,289,725

CONVERTIBLE BONDS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
Ford Motor Co.
4.250%, 12/15/36 (Cost $900,000)	900,000	992,250

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (20.5%)
Allstate Life Global Funding Trusts
5.31%, 4/30/08 (l)	2,000,000	2,000,000
American Express Bank FSB
5.33%, 7/18/08 (l)	5,000,000	5,000,000
American Express Credit Corp.
5.32%, 6/12/07 (l)	10,000,000	10,000,000
Bear Stearns Cos.,Inc.
5.37%, 8/1/07 (l)	5,000,000	5,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	7,000,000	7,000,000
Calyon/New York
5.37%, 10/14/08 (l)	14,994,680	14,994,680
CC USA, Inc.
5.37%, 1/25/08 (l)	10,000,000	10,000,000
Citigroup Global Markets, Inc.
5.51%, 4/6/07 (l)	20,000,000	20,000,000
Commonwealth Bank of Australia
5.32%, 4/30/08 (l)	5,000,000	5,000,000
Dexia Credit Local de France
5.34%, 4/10/07 (l)	7,000,000	7,000,000
5.34%, 4/13/07 (l)	16,000,000	16,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	10,000,000	10,000,000
Fifth Third Bancorp
5.32%, 4/30/08 (l)	1,999,982	1,999,982

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Foxboro Funding Ltd.
5.34%, 5/11/07	$9,871,056	$9,871,056
General Electric Capital Corp.
5.40%, 3/12/10 (l)	6,000,000	6,000,000
Goldman Sachs Group, Inc.
5.60%, 12/28/07 (l)	10,000,000	10,000,000
5.37%, 4/30/08 (l)	5,000,000	5,000,000
5.56%, 4/30/08 (l)	10,000,000	10,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
5.40%, 3/26/10 (l)	7,000,000	7,000,000
Morgan Stanley
5.62%, 4/30/08 (l)	15,000,000	15,000,000
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	11,000,000	11,000,000
National City Bank/Ohio
5.36%, 12/5/07 (l)	9,999,456	9,999,456
New York Life Insurance Co.
5.41%, 6/29/07 (l)	5,000,000	5,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	118,835,107	118,835,107
Pricoa Global Funding I
5.37%, 9/22/08 (l)	15,000,000	15,000,000
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	24,998,189	24,998,189
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	$5,000,000	$5,000,000
Unicredito Italiano Bank (Ireland) plc
5.34%, 4/30/08 (l)	10,000,000	10,000,000
Wells Fargo & Co.
5.55%, 3/27/09 (l)	23,000,000	23,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		409,698,470

Time Deposit (2.6%)
JPMorgan Chase Nassau
4.79%, 4/2/07	52,706,665	52,706,665

Total Short-Term Investments (23.1%) (Amortized Cost $462,405,135)		462,405,135

Total Investments (120.7%) (Cost/Amortized Cost $2,111,439,531)		2,411,402,793
Other Assets Less Liabilities (-20.7%)		(413,502,950)

Net Assets (100%)		$1,997,899,843

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$316,868,665
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$310,190,413

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$338,922,542
Aggregate gross unrealized depreciation	(42,598,379)

Net unrealized appreciation	$296,324,163

Federal income tax cost of investments	$2,115,078,630

At March 31, 2007, the Portfolio had loaned securities with a total value of $401,745,956. This was secured by collateral of $409,698,470 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (8.3%)
Auto Components (0.6%)
TRW Automotive, Inc.
7.250%, 3/15/17 (b)^	$1,900,000	$1,862,000

Automobiles (0.5%)
Ford Motor Co.
7.450%, 7/16/31 ^	2,200,000	1,702,250

Hotels, Restaurants & Leisure (0.7%)
MGM MIRAGE
6.625%, 7/15/15	450,000	432,000
7.625%, 1/15/17	2,000,000	2,025,000

		2,457,000

Household Durables (2.3%)
Beazer Homes USA, Inc.
6.875%, 7/15/15 ^	1,250,000	1,115,625
8.125%, 6/15/16 ^	1,250,000	1,175,000
D.R. Horton, Inc.
5.625%, 1/15/16	2,350,000	2,173,788
K. Hovnanian Enterprises, Inc.
7.500%, 5/15/16	350,000	326,375
KB Home
6.375%, 8/15/11	1,950,000	1,890,513
5.750%, 2/1/14	1,500,000	1,340,900

		8,022,201

Leisure Equipment & Products (0.6%)
RHI Holdings, Inc.
11.350%, 2/20/13	2,000,000	2,011,876

Media (3.6%)
Cablevision Systems Corp., Series B
8.000%, 4/15/12	1,600,000	1,624,000
CCH I Holdings LLC
13.500%, 1/15/14 (e)	2,000,000	2,020,000
11.750%, 5/15/14 ^(e)	5,500,000	5,266,250
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15	300,000	311,250
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.250%, 9/15/10	200,000	211,000
Clear Channel Communications, Inc.
5.750%, 1/15/13	300,000	281,301
Echostar DBS Corp.
7.125%, 2/1/16	100,000	103,250
Lamar Media Corp.
6.625%, 8/15/15	100,000	97,500
R.H. Donnelley Corp., Series A-2
6.875%, 1/15/13	400,000	389,000
Umbrella Acquisition, Inc. (PIK)
9.750%, 3/15/15 (b) ^	2,000,000	1,992,500
XM Satellite Radio, Inc.
9.750%, 5/1/14	100,000	100,875

		12,396,926

Total Consumer Discretionary		28,452,253

Consumer Staples (0.6%)
Food Products (0.5%)
Dole Food Co., Inc.
8.625%, 5/1/09	1,900,000	1,895,250

Household Products (0.1%)
Johnsondiversey Holdings, Inc.
0.000%, 5/15/13 (e)	250,000	258,125

Total Consumer Staples		2,153,375

Energy (6.8%)
Energy Equipment & Services (1.1%)
Cie Generale De Geophysique
7.500%, 5/15/15 ^	$700,000	$721,000
7.750%, 5/15/17	1,000,000	1,042,500
SESI LLC
6.875%, 6/1/14	1,955,000	1,940,337

		3,703,837

Oil, Gas & Consumable Fuels (5.7%)
Callon Petroleum Co., Series B
9.750%, 12/8/10 ^	1,000,000	1,000,000
Chesapeake Energy Corp.
6.250%, 1/15/18	2,900,000	2,863,750
6.875%, 11/15/20	1,300,000	1,293,500
El Paso Production Holding Co.
7.750%, 6/1/13	2,400,000	2,508,000
Mariner Energy, Inc.
7.500%, 4/15/13	1,600,000	1,572,000
Massey Energy Co.
6.875%, 12/15/13	1,250,000	1,185,938
Newfield Exploration Co.
6.625%, 4/15/16	1,800,000	1,800,000
Peabody Energy Corp.
7.375%, 11/1/16 ^	1,600,000	1,684,000
Pioneer Natural Resources Co.
6.875%, 5/1/18	2,900,000	2,850,314
Sabine Pass LNG LP
7.250%, 11/30/13 (b)	1,500,000	1,511,250
7.500%, 11/30/16 (b)	1,500,000	1,511,250

		19,780,002

Total Energy		23,483,839

Financials (4.8%)
Consumer Finance (3.5%)
Ford Motor Credit Co.
7.375%, 10/28/09	1,500,000	1,497,243
7.375%, 2/1/11	3,000,000	2,950,599
GMAC LLC
5.625%, 5/15/09	3,000,000	2,945,568
6.875%, 9/15/11	2,500,000	2,502,422
6.875%, 8/28/12	2,000,000	1,991,942

		11,887,774

Diversified Financial Services (0.3%)
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.
8.500%, 4/1/15 (b)	200,000	207,750
9.750%, 4/1/17 (b)	800,000	836,000

		1,043,750

Real Estate Investment Trusts (REITs) (1.0%)
Host Hotels & Resorts LP (REIT)
6.875%, 11/1/14 (b) ^	1,800,000	1,822,500
Host Marriott LP, Series O (REIT)
6.375%, 3/15/15	1,750,000	1,736,875

		3,559,375

Total Financials		16,490,899

Government Securities (2.0%)
U.S. Government Agencies (2.0%)
Federal Home Loan Mortgage Corp.
5.000%, 10/1/36	1,975,081	1,908,831
Federal National Mortgage Association
5.000%, 2/1/37	4,994,390	4,824,841

Total Government Securities		6,733,672

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (3.5%)
Health Care Providers & Services (3.5%)
DaVita, Inc.
6.625%, 3/15/13 ^	$1,400,000	$1,400,000
6.625%, 3/15/13 (b)	1,000,000	1,000,000
7.250%, 3/15/15	1,000,000	1,011,250
HCA, Inc.
9.250%, 11/15/16 (b)	900,000	970,875
Tenet Healthcare Corp.
6.375%, 12/1/11	4,400,000	4,114,000
9.250%, 2/1/15	600,000	594,000
U.S. Oncology Holdings, Inc. (PIK)
9.797%, 3/15/12 (b)	1,800,000	1,818,000
Vanguard Health Holding Co. I, LLC
0.000%, 10/1/15 ^(e)	1,245,000	1,011,563

Total Health Care		11,919,688

Industrials (4.1%)
Aerospace & Defense (0.9%)
DRS Technologies, Inc.
6.625%, 2/1/16	200,000	202,000
L-3 Communications Corp.
5.875%, 1/15/15	2,000,000	1,942,500
L-3 Communications Corp., Series B
6.375%, 10/15/15	1,000,000	991,250

		3,135,750

Commercial Services & Supplies (2.0%)
Allied Waste North America, Inc.
6.375%, 4/15/11	1,500,000	1,496,250
6.125%, 2/15/14	1,000,000	972,500
6.875%, 6/1/17	2,500,000	2,506,250
Allied Waste North America, Inc., Series B
7.375%, 4/15/14 ^	200,000	203,000
7.125%, 5/15/16	1,100,000	1,119,250
Rental Services Corp.
9.500%, 12/1/14 (b)	500,000	532,500

		6,829,750

Industrial Conglomerates (0.3%)
RBS Global, Inc., and Rexnord Corp.
8.875%, 9/1/16 (b)	1,000,000	1,010,000

Machinery (0.3%)
Case New Holland, Inc.
7.125%, 3/1/14	1,100,000	1,144,000

Road & Rail (0.6%)
United Rentals North America, Inc.
7.750%, 11/15/13	2,000,000	2,055,000

Total Industrials		14,174,500

Information Technology (3.2%)
Computers & Peripherals (0.9%)
Seagate Technology HDD Holdings
6.375%, 10/1/11	3,000,000	3,000,000

Electronic Equipment & Instruments (1.5%)
Flextronics International Ltd.
6.250%, 11/15/14	2,250,000	2,176,875
NXP B.V./NXP Funding LLC
9.500%, 10/15/15 (b)	750,000	774,375
Sanmina-SCI Corp.
6.750%, 3/1/13 ^	1,500,000	1,365,000
8.125%, 3/1/16 ^	1,000,000	940,000

		5,256,250

IT Services (0.1%)
SunGard Data Systems, Inc.
9.125%, 8/15/13	$200,000	$214,500

Semiconductors & Semiconductor Equipment (0.7%)
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (b) ^	1,500,000	1,501,875
10.125%, 12/15/16 (b)	1,000,000	1,002,500

		2,504,375

Total Information Technology		10,975,125

Materials (2.2%)
Chemicals (0.8%)
Chemtura Corp.
6.875%, 6/1/16 ^	300,000	290,250
Lyondell Chemical Co.
8.000%, 9/15/14 ^	2,500,000	2,618,750

		2,909,000

Containers & Packaging (0.3%)
Jefferson Smurfit Corp.
8.250%, 10/1/12	1,000,000	1,000,000

Metals & Mining (1.0%)
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,300,000	1,405,625
Novelis, Inc.
7.250%, 2/15/15	1,750,000	1,850,625

		3,256,250

Paper & Forest Products (0.1%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15 ^	200,000	188,000

Total Materials		7,353,250

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.9%)
Digicel Group Ltd.
8.875%, 1/15/15 (b) ^	3,000,000	2,910,000
Qwest Capital Funding, Inc.
7.250%, 2/15/11	300,000	307,125

		3,217,125

Wireless Telecommunication Services (0.2%)
MetroPCS Wireless, Inc.
9.250%, 11/1/14 (b) ^	600,000	634,500

Total Telecommunication Services		3,851,625

Utilities (1.4%)
Independent Power Producers & Energy Traders (1.4%)
Dynegy Holdings, Inc.
6.875%, 4/1/11	1,500,000	1,503,750
8.750%, 2/15/12	2,600,000	2,762,500
NRG Energy, Inc.
7.250%, 2/1/14	330,000	338,250
TXU Corp., Series P
5.550%, 11/15/14	300,000	265,703

Total Utilities		4,870,203

Total Long-Term Debt Securities (38.0%) (Cost $129,700,203)		130,458,429

CONVERTIBLE BOND:
Information Technology (1.1%)
Communications Equipment (1.1%)
Nortel Networks Corp.
4.250%, 9/1/08	4,000,000	3,950,000

Total Convertible Bonds (1.1%) (Cost $3,870,938)		3,950,000

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.6%)
Food & Staples Retailing (0.6%)
CVS/Caremark Corp.	66,800	$2,280,552

Total Consumer Staples		2,280,552

Energy (4.2%)
Energy Equipment & Services (0.7%)
Halliburton Co. ^	80,000	2,539,200

Oil, Gas & Consumable Fuels (3.5%)
BP plc (ADR)	20,000	1,295,000
Chesapeake Energy Corp. ^	70,000	2,161,600
Chevron Corp.	35,000	2,588,600
ConocoPhillips	50,000	3,417,500
Spectra Energy Corp.	100,000	2,627,000

		12,089,700

Total Energy		14,628,900

Financials (5.8%)
Commercial Banks (2.3%)
Fifth Third Bancorp ^	40,000	1,547,600
HSBC Holdings plc	200,000	3,500,804
Wachovia Corp.	50,000	2,752,500

		7,800,904

Diversified Financial Services (2.6%)
Bank of America Corp.	100,000	5,102,000
Citigroup, Inc.	35,000	1,796,900
JPMorgan Chase & Co.	40,000	1,935,200

		8,834,100

Thrifts & Mortgage Finance (0.9%)
Washington Mutual, Inc. ^	80,000	3,230,400

Total Financials		19,865,404

Health Care (4.3%)
Pharmaceuticals (4.3%)
Johnson & Johnson	60,000	3,615,600
Merck & Co., Inc.	50,000	2,208,500
Mylan Laboratories, Inc. ^	143,000	3,023,020
Pfizer, Inc.	200,000	5,052,000
Schering-Plough Corp.	30,000	765,300

Total Health Care		14,664,420

Industrials (4.4%)
Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	35,000	2,453,500

Industrial Conglomerates (2.9%)
3M Co.	60,000	4,585,800
General Electric Co.	150,000	5,304,000

		9,889,800

Machinery (0.8%)
Caterpillar, Inc.	40,000	2,681,200

Total Industrials		15,024,500

Information Technology (1.2%)
Semiconductors & Semiconductor Equipment (1.2%)
Analog Devices, Inc.	13,000	448,370
Intel Corp.	200,000	3,826,000

Total Information Technology		4,274,370

Materials (1.6%)
Chemicals (1.3%)
Dow Chemical Co.	40,000	1,834,400
Lyondell Chemical Co.	90,000	2,697,300

		4,531,700

Metals & Mining (0.3%)
Barrick Gold Corp.	30,000	$856,500

Total Materials		5,388,200

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	80,000	3,154,400
Verizon Communications, Inc.	50,000	1,896,000

		5,050,400

Wireless Telecommunication Services (0.1%)
Vodafone Group plc (ADR) ^	15,000	402,900

Total Telecommunication Services		5,453,300

Utilities (8.4%)
Electric Utilities (3.3%)
American Electric Power Co., Inc.	17,000	828,750
Duke Energy Corp. ^	50,000	1,014,500
Edison International, Inc.	30,000	1,473,900
Exelon Corp.	20,000	1,374,200
FirstEnergy Corp.	20,000	1,324,800
Progress Energy, Inc.	20,000	1,008,800
Southern Co. ^	120,000	4,398,000

		11,422,950

Gas Utilities (1.0%)
AGL Resources, Inc.	20,000	854,400
Atmos Energy Corp.	85,000	2,658,800

		3,513,200

Independent Power Producers & Energy Traders (1.4%)
Constellation Energy Group, Inc.	6,000	521,700
TXU Corp.	65,000	4,166,500

		4,688,200

Multi-Utilities (2.7%)
Ameren Corp. ^	40,000	2,012,000
Consolidated Edison, Inc.	20,000	1,021,200
Dominion Resources, Inc.	26,700	2,370,159
Public Service Enterprise Group, Inc.	25,000	2,076,000
TECO Energy, Inc. ^	100,000	1,721,000

		9,200,359

Total Utilities		28,824,709

Total Common Stocks (32.1%) (Cost $106,296,666)		110,404,355

CONVERTIBLE PREFERRED STOCKS:
Financials (4.0%)
Capital Markets (2.4%)
Deutsche Bank AG/London
10.000%, 10/3/07 (b)	50,000	3,194,500
E*Trade Financial Corp.
6.125%, 11/18/08	20,000	558,200
Goldman Sachs Group, Inc.
10.000%, 10/19/07 (b)	12,500	501,000
Merrill Lynch & Co., Inc.
9.000%, 4/8/08 (b)	24,000	1,054,560
Morgan Stanley
8.500%, 10/19/07 (b)	10,000	425,200
9.000%, 11/21/07(b)	22,000	1,324,620
7.300%, 1/24/08 (b)	70,000	1,376,900

		8,434,980

Commercial Banks (0.6%)
Credit Suisse/New York
8.000%, 3/7/08	30,000	1,950,000

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (1.0%)
Citigroup Funding, Inc.
7.500%, 12/24/07	60,000	$1,781,400
9.630%, 3/14/08	75,000	1,675,365

		3,456,765

Total Financials		13,841,745

Materials (0.9%)
Chemicals (0.5%)
Huntsman Corp.
5.000%, 2/16/08	35,000	1,483,300

Metals & Mining (0.4%)
Freeport-McMoRan Copper & Gold, Inc.
6.750%, 5/1/10	13,200	1,411,212

Total Materials		2,894,512

Total Convertible Preferred Stocks (4.9%) (Cost $16,819,732)		16,736,257

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (23.5%)
Federal Home Loan Bank
4.97%, 4/2/07 (o)(p)	$72,690,000	72,669,929
Federal National Mortgage Association
5.00%, 4/2/07 (o)(p)	7,910,000	7,907,803

Total Government Securities		80,577,732

Short-Term Investments of Cash Collateral for Securities Loaned (11.8%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	40,654,743	40,654,743

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.79%, 4/2/07	$35,831	$35,831

Total Short-Term Investments (35.3%) (Cost/Amortized Cost $121,279,439)		121,268,306

Total Investments (111.4%) (Cost/Amortized Cost $377,966,978)		382,817,347
Other Assets Less Liabilities (-11.4%)		(39,267,814)

Net Assets (100%)		$343,549,533

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR  —  American Depositary Receipt

PIK   —  Payment-in-Kind Security

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$141,764,002
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,571,081

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,523,473
Aggregate gross unrealized depreciation	(2,673,104)

Net unrealized appreciation	$4,850,369

Federal income tax cost of investments	$377,966,978

At March 31, 2007, the Portfolio had loaned securities with a total value of $39,731,378. This was secured by collateral of $40,654,743 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.3%)
Auto Components (0.4%)
Gentex Corp.^	15,800	$256,750

Automobiles (4.2%)
Monaco Coach Corp.	46,700	743,931
Thor Industries, Inc.^	29,600	1,165,944
Winnebago Industries, Inc.	27,000	908,010

		2,817,885

Diversified Consumer Services (2.0%)
Regis Corp.	34,100	1,376,617

Hotels, Restaurants & Leisure (0.3%)
Bob Evans Farms, Inc.^	6,100	225,395

Household Durables (5.1%)
Bassett Furniture Industries, Inc.^	2,000	29,440
Ethan Allen Interiors, Inc.^	17,300	611,382
Hooker Furniture Corp.^	36,600	733,830
La-Z-Boy, Inc.^	47,200	584,336
M/I Homes, Inc.^	38,300	1,016,865
M.D.C. Holdings, Inc.	8,500	408,595
Russ Berrie & Co., Inc.*	3,500	49,350

		3,433,798

Leisure Equipment & Products (0.6%)
Brunswick Corp.	12,800	407,680

Multiline Retail (1.2%)
Tuesday Morning Corp.^	55,100	817,684

Specialty Retail (4.5%)
Brown Shoe Co., Inc.	13,500	567,000
Christopher & Banks Corp.^	25,400	494,538
HOT Topic, Inc.*^	38,800	430,680
Men’s Wearhouse, Inc.	10,700	503,435
Pier 1 Imports, Inc.^	2,100	14,511
West Marine, Inc.*^	45,900	835,839
Zale Corp.*^	6,300	166,194

		3,012,197

Textiles, Apparel & Luxury Goods (2.0%)
Timberland Co., Class A*	18,500	481,555
Warnaco Group, Inc.*	31,000	880,400

		1,361,955

Total Consumer Discretionary		13,709,961

Consumer Staples (1.3%)
Food & Staples Retailing (1.3%)
Casey’s General Stores, Inc.^	35,900	897,859

Total Consumer Staples		897,859

Energy (8.8%)
Energy Equipment & Services (5.1%)
Atwood Oceanics, Inc.*^	7,100	416,699
Bristow Group, Inc.*	1,700	61,965
Global Industries Ltd.*	20,600	376,774
Lone Star Technologies, Inc.*	10,200	673,506
Oil States International, Inc.*	19,000	609,710
Rowan Cos., Inc.	14,400	467,568
Tidewater, Inc.	6,200	363,196
Unit Corp.*	8,800	445,192

		3,414,610

Oil, Gas & Consumable Fuels (3.7%)
Helix Energy Solutions Group, Inc.*^	22,900	853,941
OMI Corp.	19,200	515,712
Overseas Shipholding Group	11,100	694,860
Teekay Shipping Corp.^	8,100	$438,291

		2,502,804

Total Energy		5,917,414

Financials (11.3%)
Commercial Banks (1.4%)
Chemical Financial Corp.^	12,700	378,333
First Indiana Corp.	10,700	233,795
Peoples Bancorp, Inc./Ohio^	13,800	364,458

		976,586

Insurance (8.5%)
American National Insurance Co.	3,700	473,341
Arthur J. Gallagher & Co.^	19,400	549,602
Aspen Insurance Holdings Ltd.	47,000	1,231,870
Erie Indemnity Co., Class A	2,100	110,817
IPC Holdings Ltd.	33,100	954,935
Montpelier Reinsurance Holdings Ltd.	49,300	854,862
Protective Life Corp.	13,000	572,520
RLI Corp.^	10,100	554,793
Stancorp Financial Group, Inc.	8,300	408,111

		5,710,851

Real Estate Investment Trusts (REITs) (0.7%)
Arbor Realty Trust, Inc. (REIT)	16,400	499,216

Thrifts & Mortgage Finance (0.7%)
Trustco Bank Corp./New York^	47,800	457,924

Total Financials		7,644,577

Health Care (1.9%)
Health Care Equipment & Supplies (1.9%)
STERIS Corp.^	24,300	645,408
West Pharmaceutical Services, Inc.^	13,800	640,734

Total Health Care		1,286,142

Industrials (26.5%)
Airlines (1.0%)
SkyWest, Inc.	24,600	660,018

Building Products (4.6%)
American Woodmark Corp.	18,800	691,088
Apogee Enterprises, Inc.^	45,000	901,800
Simpson Manufacturing Co., Inc.	9,200	283,728
Universal Forest Products, Inc.^	24,700	1,223,885

		3,100,501

Commercial Services & Supplies (3.9%)
ABM Industries, Inc.^	26,700	704,613
Brady Corp., Class A	29,200	911,040
Mine Safety Appliances Co.^	23,600	992,616

		2,608,269

Electrical Equipment (1.8%)
A.O. Smith Corp.^	8,600	328,692
Baldor Electric Co.^	2,900	109,446
Genlyte Group, Inc.*	7,500	529,125
Powell Industries, Inc.*^	8,800	281,600

		1,248,863

Industrial Conglomerates (1.9%)
Carlisle Cos., Inc.	13,600	583,848
Teleflex, Inc.	10,300	701,121

		1,284,969

Machinery (10.9%)
Astec Industries, Inc.*^	800	32,200
Briggs & Stratton Corp.^	21,400	660,190
CIRCOR International, Inc.	15,900	567,630
Graco, Inc.^	22,600	885,016
Kennametal, Inc.	12,400	838,364
Mueller Industries, Inc.^	38,600	1,161,860

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Nordson Corp.^	9,000	$418,140
Timken Co.	7,000	212,170
Trinity Industries, Inc.^	14,800	620,416
Wabash National Corp.^	79,400	1,224,348
Watts Water Technologies, Inc., Class A^	19,800	752,994

		7,373,328

Road & Rail (2.4%)
Dollar Thrifty Automotive Group, Inc.*^	9,200	469,568
Genesee & Wyoming, Inc., Class A*^	28,900	769,029
Kansas City Southern, Inc.*^	10,600	377,148

		1,615,745

Trading Companies & Distributors (0.0%)
Applied Industrial Technologies, Inc.^	1,000	24,530

Total Industrials		17,916,223

Information Technology (5.8%)
Communications Equipment (1.7%)
Avocent Corp.*	41,700	1,124,649

Computers & Peripherals (0.5%)
Diebold, Inc.^	7,000	333,970

Electronic Equipment & Instruments (1.9%)
Benchmark Electronics, Inc.*^	21,900	452,454
Mettler-Toledo International, Inc.*^	9,500	850,915

		1,303,369

Semiconductors & Semiconductor Equipment (1.7%)
Cohu, Inc.^	36,600	688,080
OmniVision Technologies, Inc.*^	35,200	456,192

		1,144,272

Total Information Technology		3,906,260

Materials (14.9%)
Chemicals (4.4%)
Airgas, Inc.	17,500	737,625
Cabot Corp.^	16,500	787,545
RPM International, Inc.^	39,300	907,830
Westlake Chemical Corp.	18,700	507,705

		2,940,705

Containers & Packaging (1.6%)
AptarGroup, Inc.^	9,700	649,221
Bemis Co., Inc.	12,700	424,053

		1,073,274

Metals & Mining (6.8%)
Gerdau Ameristeel Corp.	77,200	907,100
Gibraltar Industries, Inc.^	49,600	1,121,952
Reliance Steel & Aluminum Co.^	22,400	1,084,160
Steel Dynamics, Inc.	33,800	1,460,160

		4,573,372

Paper & Forest Products (2.1%)
Bowater, Inc.	23,400	557,388
Glatfelter^	33,400	497,994
Mercer International, Inc.*	31,800	380,328

		1,435,710

Total Materials		10,023,061

Utilities (1.8%)
Electric Utilities (0.2%)
Sierra Pacific Resources*	6,400	111,232

Gas Utilities (1.6%)
Atmos Energy Corp.	12,000	375,360
Energen Corp.	14,700	$748,083

		1,123,443

Total Utilities		1,234,675

Total Common Stocks (92.6%) (Cost $61,031,250)		62,536,172

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (8.3%)
Federal Home Loan Bank
4.97%, 4/2/07 (o)(p)	$5,590,000	5,588,457

Short-Term Investments of Cash Collateral for Securities Loaned (30.9%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	20,874,520	20,874,520

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.79%, 4/2/07	5,718	5,718

Total Short-Term Investments (39.2%) (Cost/Amortized Cost $26,469,467)		26,468,695

Total Investments (131.8%) (Cost/Amortized Cost $87,500,717)		89,004,867
Other Assets Less Liabilities (-31.8%)		(21,473,921)

Net Assets (100%)		$67,530,946

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$41,573,841
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$269,957

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,216,258
Aggregate gross unrealized depreciation	(1,712,108)

Net unrealized appreciation	$1,504,150

Federal income tax cost of investments	$87,500,717

At March 31, 2007, the Portfolio had loaned securities with a total value of $20,504,448. This was secured by collateral of $20,874,520 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.0%)
Auto Components (0.0%)
Dana Corp.*^	40,000	$35,000

Diversified Consumer Services (1.0%)
Educate, Inc.*	20,000	153,200
Vertrue, Inc.*^	25,000	1,202,750

		1,355,950

Hotels, Restaurants & Leisure (5.1%)
Boyd Gaming Corp.	7,000	333,480
Churchill Downs, Inc.^	10,000	453,900
Dover Motorsports, Inc.	20,000	105,000
Four Seasons Hotels, Inc.	14,000	1,124,200
Harrah’s Entertainment, Inc.	30,000	2,533,500
Ladbrokes plc	50,000	396,030
OSI Restaurant Partners, Inc.	30,000	1,185,000
Smith & Wollensky Restaurant Group, Inc.*	2,000	19,960
Station Casinos, Inc.	10,000	865,700
Sunterra Corp.*	1,000	15,700

		7,032,470

Household Durables (0.3%)
Fedders Corp.*	8,000	7,200
Fortune Brands, Inc.	2,000	157,640
Lenox Group, Inc.*	12,000	78,960
Nobility Homes, Inc.	500	11,925
Skyline Corp.^	5,000	168,700

		424,425

Internet & Catalog Retail (0.1%)
Liberty Media Corp., Interactive, Class A*^	5,000	119,100

Leisure Equipment & Products (0.0%)
Fairchild Corp., Class A*	12,000	24,240

Media (8.8%)
Acme Communications, Inc.	4,000	22,800
Cablevision Systems Corp. - New York Group, Class A	110,000	3,347,300
Catalina Marketing Corp.	3,000	94,740
CBS Corp., Class A	14,000	428,540
Clear Channel Communications, Inc.	85,000	2,978,400
Crown Media Holdings, Inc., Class A*^	14,000	74,620
Discovery Holding Co., Class A*^	3,000	57,390
Dow Jones & Co., Inc.	12,000	413,640
Emmis Communications Corp., Class A^	20,000	168,800
Fisher Communications, Inc.*^	6,000	291,600
Interep National Radio Sales, Inc., Class A*	3,000	1,530
ION Media Networks, Inc.*	55,000	73,150
Liberty Global, Inc., Class A*^	1,080	35,564
Liberty Media Corp., Capital Series, Class A*	10,000	1,105,900
Lin TV Corp., Class A*	25,000	397,500
McClatchy Co., Class A^	5,000	158,050
Media General, Inc., Class A^	7,000	267,120
PagesJaunes Groupe S.A.	20,000	436,556
Primedia, Inc.*	5,000	13,300
Salem Communications Holding Corp., Class A^	12,000	150,000
Shaw Communications, Inc., Class B	1,500	55,380
Tribune Co.	30,000	963,300
Triple Crown Media, Inc.*	1,500	12,585
Vivendi S.A.	2,000	$81,273
Warner Music Group Corp.^	18,000	307,080
Young Broadcasting, Inc., Class A*	11,500	46,460

		11,982,578

Multiline Retail (1.1%)
Dollar General Corp.^	70,000	1,480,500
Saks, Inc.	200	4,168

		1,484,668

Specialty Retail (0.6%)
Claire’s Stores, Inc.	2,000	64,240
CSK Auto Corp.*^	11,000	189,200
Midas, Inc.*^	5,500	118,635
Pier 1 Imports, Inc.^	10,000	69,100
Sally Beauty Holdings, Inc.*^	40,000	367,600

		808,775

Total Consumer Discretionary		23,267,206

Consumer Staples (6.4%)
Beverages (0.1%)
Pernod-Ricard S.A.	602	122,091

Food & Staples Retailing (1.6%)
BJ’s Wholesale Club, Inc.*^	500	16,915
Pathmark Stores, Inc.*	20,000	256,000
Smart & Final, Inc.*	17,900	389,683
SUPERVALU, Inc.^	10,000	390,700
Topps Co., Inc.	50,000	486,000
Wild Oats Markets, Inc.*^	40,000	728,000

		2,267,298

Food Products (4.3%)
Cadbury Schweppes plc (ADR)^	6,000	308,220
Delta & Pine Land Co.	52,000	2,142,400
Flowers Foods, Inc.^	750	22,627
Groupe Danone (ADR)	6,000	214,320
H.J. Heinz Co.	8,000	376,960
Premium Standard Farms, Inc.	30,000	631,200
Sara Lee Corp.	75,000	1,269,000
Tootsie Roll Industries, Inc.^	28,840	864,335

		5,829,062

Personal Products (0.4%)
Alberto-Culver Co.	20,000	457,600
Herbalife Ltd.*	1,500	58,785

		516,385

Total Consumer Staples		8,734,836

Energy (8.4%)
Energy Equipment & Services (3.1%)
Hydril Co.*^	40,000	3,849,600
Lone Star Technologies, Inc.*	5,000	330,150
RPC, Inc.^	7,500	124,950

		4,304,700

Oil, Gas & Consumable Fuels (5.3%)
Anadarko Petroleum Corp.	6,500	279,370
Energy Partners Ltd.*^	20,000	363,000
Giant Industries, Inc.*	24,000	1,815,600
James River Coal Co. *^	30,000	224,100
Kinder Morgan, Inc.	38,000	4,045,100
Pioneer Natural Resources Co.^	1,500	64,665
Stone Energy Corp.*	14,000	415,660

		7,207,495

Total Energy		11,512,195

Financials (12.6%)
Capital Markets (1.6%)
Ameriprise Financial, Inc.	1,000	57,140
BKF Capital Group, Inc.*	12,000	39,000
Deutsche Bank AG (Registered)	1,000	134,540
Investors Financial Services Corp.	12,000	697,800

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
SWS Group, Inc.	50,000	$1,240,500

		2,168,980

Commercial Banks (4.1%)
Compass Bancshares, Inc.	26,000	1,788,800
First Republic Bank/California	1,000	53,700
Mid-State Bancshares^	1,000	36,690
PNC Financial Services Group, Inc.	11,000	791,670
TD Banknorth, Inc.	90,000	2,894,400

		5,565,260

Consumer Finance (0.2%)
American Express Co.	5,000	282,000

Insurance (0.3%)
Bristol West Holdings, Inc.^	2,100	46,557
CNA Surety Corp.*^	5,000	105,500
Great American Financial Resources, Inc.	200	4,896
Hub International Ltd.	5,000	208,400

		365,353

Real Estate Investment Trusts (REITs) (3.2%)
Kimco Realty Corp. (REIT)^	2,000	97,480
Longview Fibre Co. (REIT)	60,000	1,477,800
New Plan Excel Realty Trust (REIT)	80,000	2,642,400
Winston Hotels, Inc. (REIT)^	10,000	150,300

		4,367,980

Real Estate Management & Development (2.8%)
Realogy Corp.*^	130,000	3,849,300

Thrifts & Mortgage Finance (0.4%)
Flushing Financial Corp.^	10,000	162,300
New York Community Bancorp, Inc.^	2,000	35,180
NewAlliance Bancshares, Inc.	23,000	372,830
Sovereign Bancorp, Inc.^	1	25

		570,335

Total Financials		17,169,208

Health Care (11.8%)
Biotechnology (0.9%)
Tanox, Inc.*	65,000	1,219,400

Health Care Equipment & Supplies (4.2%)
Advanced Medical Optics, Inc.*^	11,000	409,200
AngioDynamics, Inc.*	5,000	84,450
ArthroCare Corp.*^	1,000	36,040
Biomet, Inc.	54,000	2,294,460
Biosite, Inc.*	15,000	1,259,550
Cholestech Corp.*^	200	3,448
CONMED Corp.*	10,000	292,300
DJO, Inc.*^	200	7,580
Exactech, Inc.*	3,500	55,615
ICU Medical, Inc.*^	500	19,600
IntraLase Corp.*	30,000	749,400
Kensey Nash Corp.*	3,000	91,500
Lifecore Biomedical, Inc.*^	10,000	187,700
Orthofix International N.V.*	1,500	76,575
Osteotech, Inc.*	1,500	11,460
Regeneration Technologies, Inc.*^	18,000	130,500
Thoratec Corp.*^	1,000	20,900
Tutogen Medical, Inc.*	5,000	42,000
Young Innovations, Inc.^	300	8,166

		5,780,444

Health Care Providers & Services (3.1%)
Chemed Corp.^	2,000	97,920
Genesis HealthCare Corp.*^	3,000	$189,330
Sierra Health Services, Inc.*	15,000	617,550
Triad Hospitals, Inc.*	22,000	1,149,500
United Surgical Partners International, Inc.*^	70,000	2,156,700

		4,211,000

Health Care Technology (1.0%)
AMICAS, Inc.*	40,000	113,600
IMS Health, Inc.	40,000	1,186,400

		1,300,000

Life Sciences Tools & Services (0.0%)
Bio-Rad Laboratories, Inc., Class A*^	200	13,968
BioVeris Corp.*	1,000	13,290

		27,258

Pharmaceuticals (2.6%)
Allergan, Inc.	1,404	155,591
Bristol-Myers Squibb Co.	2,000	55,520
Collagenex Pharmaceuticals, Inc.*^	500	6,755
New River Pharmaceuticals, Inc.*^	50,000	3,181,500
UCB S.A.	3,057	177,968

		3,577,334

Total Health Care		16,115,436

Industrials (12.5%)
Aerospace & Defense (1.2%)
Herley Industries, Inc.*^	50,000	781,000
Honeywell International, Inc.	18,000	829,080
K&F Industries Holdings, Inc.*^	1,000	26,930

		1,637,010

Building Products (0.5%)
Griffon Corp.*^	25,000	618,750
PW Eagle, Inc.	2,000	66,080

		684,830

Commercial Services & Supplies (4.7%)
Adesa, Inc.	150,000	4,144,500
Central Parking Corp.^	10,000	221,800
John H. Harland Co.	30,000	1,536,900
Nashua Corp.*	10,100	89,890
R.R. Donnelley & Sons Co.	2,500	91,475
Republic Services, Inc.	13,500	375,570

		6,460,135

Electrical Equipment (0.7%)
Belden CDT, Inc.^	1,000	53,590
Cooper Industries Ltd., Class A	4,000	179,960
SL Industries, Inc.*	10,400	156,000
TB Wood’s Corp.	4,000	98,520
Thomas & Betts Corp.*	10,000	488,200

		976,270

Industrial Conglomerates (0.3%)
Sequa Corp., Class A*^	3,000	359,310

Machinery (2.0%)
Ampco-Pittsburgh Corp.^	1,000	28,890
Baldwin Technology Co., Class A*	10,000	50,000
CIRCOR International, Inc.^	1,000	35,700
Flowserve Corp.	2,000	114,380
ITT Corp.	2,400	144,768
Navistar International Corp.*	20,000	915,000
SIG Holding AG (Registered)*	1,000	357,158
Tennant Co.	25,000	787,250
Watts Water Technologies, Inc., Class A^	7,000	266,210

		2,699,356

Marine (0.0%)
Cronos Group	1,000	15,570

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (2.9%)
Laidlaw International, Inc.	50,000	$1,730,000
Swift Transportation Co., Inc.*	70,000	2,181,200

		3,911,200

Trading Companies & Distributors (0.2%)
Kaman Corp.^	13,000	303,030

Total Industrials		17,046,711

Information Technology (9.8%)
Communications Equipment (0.5%)
Andrew Corp.*^	32,000	338,880
Applied Innovation, Inc.*	3,000	10,080
Stratos International, Inc.*	50,000	371,000

		719,960

Electronic Equipment & Instruments (0.7%)
Aeroflex, Inc.*^	2,000	26,300
Excel Technology, Inc.*	24,000	655,920
Paxar Corp.*	10,000	287,000

		969,220

Internet Software & Services (1.3%)
Jupitermedia Corp.*^	3,000	19,860
Netratings, Inc.*^	500	10,400
WebEx Communications, Inc.*^	30,000	1,705,800

		1,736,060

IT Services (2.3%)
Affiliated Computer Services, Inc., Class A*^	500	29,440
Computer Sciences Corp.*	1,500	78,195
Sabre Holdings Corp., Class A^	80,000	2,620,000
TNS, Inc.*	22,000	353,980

		3,081,615

Semiconductors & Semiconductor Equipment (0.0%)
MoSys, Inc.*^	3,000	25,200

Software (5.0%)
Altiris, Inc.*	60,000	1,974,600
Borland Software Corp.*^	10,000	52,700
FalconStor Software, Inc.*	5,500	57,310
GSE Systems, Inc.*	424	2,692
Hyperion Solutions Corp.*	70,000	3,628,100
Kronos, Inc.*^	20,000	1,070,000
Mobius Management Systems, Inc.*	2,000	14,740
Witness Systems, Inc.*^	2,000	53,900

		6,854,042

Total Information Technology		13,386,097

Materials (6.9%)
Chemicals (4.6%)
Ashland, Inc.	8,000	524,800
Bairnco Corp.	20,000	269,000
Chemtura Corp.	20,000	218,600
Ferro Corp.^	30,000	648,300
Hercules, Inc.*	13,500	263,790
Huntsman Corp.	5,000	95,450
LESCO, Inc.*^	20,000	289,200
MacDermid, Inc.^	100,000	3,487,000
Sensient Technologies Corp.^	20,000	515,600

		6,311,740

Construction Materials (1.2%)
Florida Rock Industries, Inc.	20,000	1,345,800
Rinker Group Ltd. (ADR)^	3,500	254,800

		1,600,600

Containers & Packaging (0.2%)
Greif, Inc., Class A^	1,500	166,665
Myers Industries, Inc.	10,000	$186,800

		353,465

Metals & Mining (0.9%)
Barrick Gold Corp.	7,000	199,850
Gold Fields Ltd. (ADR)^	4,000	73,920
Novelis, Inc.	20,000	882,200
WHX Corp.*	4,000	34,000

		1,189,970

Total Materials		9,455,775

Telecommunication Services (2.4%)
Diversified Telecommunication Services (0.8%)
Asia Satellite Telecommunications Holdings Ltd. (ADR)	1,000	22,790
Cincinnati Bell, Inc.*	45,000	211,500
Citizens Communications Co.	4,300	64,285
Portugal Telecom SGPS S.A. (Registered)	60,000	803,915
Qwest Communications International, Inc.*^	6,000	53,940

		1,156,430

Wireless Telecommunication Services (1.6%)
Centennial Communications Corp.*	6,000	49,380
Millicom International Cellular S.A.*^	2,000	156,720
Price Communications Corp.	35,000	700,000
Rogers Communications, Inc., Class B.	2,000	65,520
Sprint Nextel Corp.	35,000	663,600
U.S. Cellular Corp.*	7,000	514,150

		2,149,370

Total Telecommunication Services		3,305,800

Utilities (8.1%)
Electric Utilities (1.5%)
American Electric Power Co., Inc.^	2,000	97,500
DPL, Inc.^	20,000	621,800
Duquesne Light Holdings, Inc.	30,000	593,700
Endesa S.A.	5,000	270,376
Green Mountain Power Corp.	14,000	488,180

		2,071,556

Gas Utilities (0.8%)
Cascade Natural Gas Corp.	25,000	658,750
Laclede Group, Inc.^	300	9,324
SEMCO Energy, Inc.*	50,000	381,000
Southwest Gas Corp.	500	19,435

		1,068,509

Independent Power Producers & Energy Traders (2.3%)
NRG Energy, Inc.*^	5,000	360,200
TXU Corp.	42,000	2,692,200

		3,052,400

Multi-Utilities (3.5%)
Aquila, Inc.*	100,000	418,000
Integrys Energy Group, Inc.	5,000	277,550
KeySpan Corp.	60,000	2,469,000
NorthWestern Corp.	35,000	1,240,050
NSTAR^	6,000	210,720
Public Service Enterprise Group, Inc.	2,000	166,080
Suez S.A. (VVPR)*	4,000	53

		4,781,453

Total Utilities		10,973,918

Total Common Stocks (95.9%) (Cost $126,162,859)		130,967,182

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (3.6%)
U.S. Treasury Bills (When Issued)
4.87%, 5/3/07 (p)^	$5,000,000	$4,977,790

Short-Term Investments of Cash Collateral for Securities Loaned (15.1%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	20,604,392	20,604,392

Time Deposit (6.5%)
JPMorgan Chase Nassau
4.79%, 4/2/07	8,899,750	8,899,750

Total Short-Term Investments (25.2%) (Cost/Amortized Cost $34,482,030)		34,481,932

Total Investments (121.1%) (Cost/Amortized Cost $160,644,889)		165,449,114
Other Assets Less Liabilities (-21.1%)		(28,814,021)

Net Assets (100%)		$136,635,093

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR     —   American Depositary Receipt

VVPR   —  Verlaagde Vooheffing Precompte Reduit (Belgium dividend coupon)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$81,747,524
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$55,426,393

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,622,151
Aggregate gross unrealized depreciation	(2,842,492)

Net unrealized appreciation	$4,779,659

Federal income tax cost of investments	$160,669,455

At March 31, 2007, the Portfolio had loaned securities with a total value of $25,185,822. This was secured by collateral of $20,604,392 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $5,078,121 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2007, the Portfolio incurred approximately $60,460 as brokerage commissions with Gabellli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.1%)
Auto Components (2.8%)
Beru AG (ADR)*	2,000	$235,110
BorgWarner, Inc.^	98,000	7,391,160
Dana Corp.*	700,000	612,500
Federal-Mogul Corp.*	60,000	46,200
Modine Manufacturing Co.^	170,000	3,893,000
Proliance International, Inc.*	155,000	585,900
Spartan Motors, Inc.^	200,000	4,642,000
Standard Motor Products, Inc.	250,000	4,267,500
Strattec Security Corp.*	19,000	845,120
Superior Industries International, Inc.^	33,000	687,390
Tenneco, Inc.*^	3,000	76,380

		23,282,260

Automobiles (0.2%)
Fleetwood Enterprises, Inc.*^	130,000	1,028,300
Monaco Coach Corp.^	30,000	477,900
Thor Industries, Inc.^	4,000	157,560

		1,663,760

Diversified Consumer Services (0.1%)
Matthews International Corp., Class A^	10,000	407,000

Hotels, Restaurants & Leisure (3.5%)
Canterbury Park Holding Corp.	86,200	1,219,730
Churchill Downs, Inc.^	150,000	6,808,500
Dover Downs Gaming & Entertainment, Inc.^	90,000	1,159,200
Dover Motorsports, Inc.^	250,000	1,312,500
Gaylord Entertainment Co.*^	200,000	10,574,000
International Speedway Corp., Class A	4,000	206,800
Magna Entertainment Corp., Class A*^	225,000	819,000
Marcus Corp.^	4,000	93,040
Pinnacle Entertainment, Inc.*^	115,000	3,343,050
Six Flags, Inc.*^	55,000	330,550
Steak n Shake Co.*^	60,000	1,006,200
Triarc Cos., Inc., Class A^	40,000	749,200
Triarc Cos., Inc., Class B^	70,000	1,203,300

		28,825,070

Household Durables (1.5%)
Cavalier Homes, Inc.*	320,000	1,555,200
Cavco Industries, Inc.*^	94,000	3,285,300
Champion Enterprises, Inc.*^	385,000	3,388,000
Fedders Corp.*	470,000	423,000
Lenox Group, Inc.*	105,000	690,900
National Presto Industries, Inc.^	1,000	61,640
Nobility Homes, Inc.	6,100	145,485
Palm Harbor Homes, Inc.*^	27,000	387,180
Skyline Corp.^	79,900	2,695,826

		12,632,531

Internet & Catalog Retail (0.0%)
Liberty Media Corp., Interactive, Class A*^	12,500	297,750

Leisure Equipment & Products (0.1%)
Fairchild Corp., Class A*	520,000	1,050,400

Media (8.5%)
Acme Communications, Inc.	55,000	313,500
Beasley Broadcasting Group, Inc., Class A	180,000	1,524,600
Belo Corp., Class A^	115,000	2,147,050
Cablevision Systems Corp. - New York Group, Class A	350,000	10,650,500
Citadel Broadcasting Corp.	25,000	237,750
Crown Media Holdings, Inc., Class A*^	90,000	$479,700
Cumulus Media, Inc., Class A*^	2,011	18,863
Discovery Holding Co., Class A*	25,000	478,250
E.W. Scripps Co., Class A	44,000	1,965,920
Emmis Communications Corp., Class A	50,000	422,000
Fisher Communications, Inc.*	124,700	6,060,420
Gemstar-TV Guide International, Inc.*	600,000	2,514,000
Gray Television, Inc.^	282,000	2,938,440
Idearc, Inc.	2,000	70,200
Imax Corp.*^	18,000	90,720
Interactive Data Corp.^	135,000	3,341,250
Interep National Radio Sales, Inc., Class A*	65,000	33,150
ION Media Networks, Inc.*	190,000	252,700
Journal Communications, Inc., Class A^	208,500	2,733,435
Journal Register Co.^	100,000	596,000
Lakes Entertainment, Inc.*^	110,000	1,226,500
Lee Enterprises, Inc.^	60,000	1,803,000
Liberty Global, Inc., Class A*^	15,000	493,950
Liberty Media Corp., Capital Series, Class A*	2,500	276,475
Lin TV Corp., Class A*	245,000	3,895,500
McClatchy Co., Class A^	100,000	3,161,000
MDC Partners, Inc., Class A*	5,000	38,650
Media General, Inc., Class A^	160,000	6,105,600
Meredith Corp.^	50,000	2,869,500
Nexstar Broadcasting Group, Inc., Class A*	55,000	528,550
Primedia, Inc.*	410,000	1,090,600
ProQuest Co.*^	260,000	2,340,000
Salem Communications Holding Corp., Class A^	300,000	3,750,000
Sinclair Broadcast Group, Inc., Class A^	210,000	3,244,500
Triple Crown Media, Inc.*	95,000	797,050
Young Broadcasting, Inc., Class A*	310,000	1,252,400

		69,741,723

Specialty Retail (2.4%)
Big 5 Sporting Goods Corp.	25,000	648,000
Bowlin Travel Centers, Inc.*	70,000	115,500
CSK Auto Corp.*^	60,000	1,032,000
Earl Scheib, Inc.*‡	280,000	1,050,000
Midas, Inc.*^	290,100	6,257,457
Pep Boys - Manny, Moe & Jack^	240,000	4,581,600
Sally Beauty Holdings, Inc.*^	125,000	1,148,750
Tractor Supply Co.*^	75,000	3,862,500
United Auto Group, Inc.^	40,000	812,000

		19,507,807

Textiles, Apparel & Luxury Goods (1.0%)
Escada AG*	40,000	1,905,991
Hanesbrands, Inc.*	60,600	1,781,034
Hartmarx Corp.*^	265,000	1,961,000
Levcor International, Inc.*	110,000	44,000
Movado Group, Inc.^	52,000	1,531,400
Wolverine World Wide, Inc.	20,000	571,400

		7,794,825

Total Consumer Discretionary		165,203,126

Consumer Staples (6.8%)
Beverages (0.4%)
Boston Beer Co., Inc., Class A*^	59,000	1,967,650

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiAmericas, Inc.	50,000	$1,116,000

		3,083,650

Food & Staples Retailing (1.3%)
Ingles Markets, Inc., Class A^	133,000	5,431,720
Topps Co., Inc.	400,000	3,888,000
Weis Markets, Inc.^	27,000	1,206,900

		10,526,620

Food Products (3.1%)
Corn Products International, Inc.	85,000	3,025,150
Del Monte Foods Co.	215,000	2,468,200
Delta & Pine Land Co.	75,000	3,090,000
Flowers Foods, Inc.^	140,000	4,223,800
Griffin Land & Nurseries, Inc.*	131,000	4,650,500
Hain Celestial Group, Inc.*^	30,000	902,100
J & J Snack Foods Corp.	4,000	157,960
John B. Sanfilippo & Son, Inc.*^	1,000	13,330
Nissin Food Products Co., Ltd.	2,535	92,933
Ralcorp Holdings, Inc.*^	52,000	3,343,600
Tootsie Roll Industries, Inc.^	116,281	3,484,936

		25,452,509

Household Products (1.5%)
Church & Dwight Co., Inc.^	75,000	3,776,250
Energizer Holdings, Inc.*	26,000	2,218,580
Katy Industries, Inc.*	242,000	532,400
Oil-Dri Corp. of America‡	290,625	4,853,437
Spectrum Brands, Inc.*^	100,000	633,000
WD-40 Co.^	23,000	729,330

		12,742,997

Personal Products (0.5%)
Elizabeth Arden, Inc.*	10,000	218,200
Revlon, Inc., Class A*	210,000	224,700
Schiff Nutrition International, Inc.*	470,000	3,228,900
United-Guardian, Inc.	45,000	419,400

		4,091,200

Total Consumer Staples		55,896,976

Energy (1.7%)
Energy Equipment & Services (1.0%)
Hydril Co.*	20,000	1,924,800
Oceaneering International, Inc.*^	50,000	2,106,000
RPC, Inc.^	200,000	3,332,000
Union Drilling, Inc.*^	25,000	355,000
W-H Energy Services, Inc.*^	5,000	233,700

		7,951,500

Oil, Gas & Consumable Fuels (0.7%)
Giant Industries, Inc.*^	78,000	5,900,700

Total Energy		13,852,200

Financials (4.3%)
Capital Markets (1.9%)
BKF Capital Group, Inc.*	40,000	130,000
Epoch Holding Corp.*	28,000	370,160
Janus Capital Group, Inc.^	100,000	2,091,000
SWS Group, Inc.	235,500	5,842,755
Waddell & Reed Financial, Inc.^	300,000	6,996,000

		15,429,915

Commercial Banks (0.3%)
Sterling Bancorp/New York^	135,000	2,443,500

Insurance (1.7%)
Alleghany Corp.*	3,570	1,333,752
Argonaut Group, Inc.*	120,000	3,883,200
CNA Surety Corp.*	145,000	3,059,500
Midland Co.^	140,000	5,938,800

		14,215,252

Real Estate Management & Development (0.2%)
Gyrodyne Co. of America, Inc.	2,000	$118,000
Realogy Corp.*	60,000	1,776,600

		1,894,600

Thrifts & Mortgage Finance (0.2%)
Franklin Bank Corp./Texas*^	35,000	625,450
NewAlliance Bancshares, Inc.^	30,000	486,300

		1,111,750

Total Financials		35,095,017

Health Care (5.8%)
Health Care Equipment & Supplies (3.7%)
Advanced Medical Optics, Inc.*^	60,000	2,232,000
Align Technology, Inc.*	114,000	1,808,040
AngioDynamics, Inc.*^	125,000	2,111,250
Biosite, Inc.*^	80,000	6,717,600
CONMED Corp.*^	135,000	3,946,050
Edwards Lifesciences Corp.*^	75,000	3,802,500
Exactech, Inc.*^	117,000	1,859,130
ICU Medical, Inc.*^	20,000	784,000
Inverness Medical Innovations, Inc.*^	10,000	437,800
Kensey Nash Corp.*	102,000	3,111,000
Lifecore Biomedical, Inc.*	60,000	1,126,200
Orthofix International N.V.*	9,000	459,450
Possis Medical, Inc.*^	73,600	957,536
Regeneration Technologies, Inc.*^	100,000	725,000
Sirona Dental Systems, Inc.^	1,000	34,460
Thoratec Corp.*^	8,000	167,200
Young Innovations, Inc.^	4,000	108,880

		30,388,096

Health Care Providers & Services (1.2%)
Chemed Corp.	95,000	4,651,200
Owens & Minor, Inc.^	100,000	3,673,000
PSS World Medical, Inc.*^	70,000	1,479,800

		9,804,000

Health Care Technology (0.4%)
AMICAS, Inc.*	220,000	624,800
IMS Health, Inc.	100,000	2,966,000

		3,590,800

Life Sciences Tools & Services (0.1%)
Invitrogen Corp.*^	15,000	954,750

Pharmaceuticals (0.4%)
Allergan, Inc.	13,006	1,441,325
Alpharma, Inc., Class A.	60,000	1,444,800
TL Administration Corp.*†	85,000	340

		2,886,465

Total Health Care		47,624,111

Industrials (30.9%)
Aerospace & Defense (3.8%)
AAR Corp.*^	70,000	1,929,200
Curtiss-Wright Corp.^	54,000	2,081,160
EDO Corp.^	35,000	917,000
Empresa Brasileira de Aeronautica S.A. (ADR)^	4,000	183,440
GenCorp, Inc.*^	220,000	3,044,800
Heico Corp.^	14,000	510,860
Herley Industries, Inc.*	150,000	2,343,000
Moog, Inc., Class A*^	37,000	1,541,050
Precision Castparts Corp.	180,000	18,729,000

		31,279,510

Air Freight & Logistics (0.6%)
Park-Ohio Holdings Corp.*	247,000	4,569,500

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.2%)
Griffon Corp.*^	70,000	$1,732,500

Commercial Services & Supplies (4.6%)
ACCO Brands Corp.*^	90,000	2,168,100
Adesa, Inc.	300,000	8,289,000
Allied Waste Industries, Inc.*	470,000	5,917,300
Central Parking Corp.^	92,000	2,040,560
Copart, Inc.*	70,000	1,960,700
Covanta Holding Corp.*^	155,000	3,437,900
Layne Christensen Co.*^	40,000	1,456,800
Nashua Corp.*	103,500	921,150
Republic Services, Inc.^	142,500	3,964,350
Rollins, Inc.^	340,000	7,823,400

		37,979,260

Construction & Engineering (0.3%)
Xanser Corp.*	375,000	2,062,500

Electrical Equipment (4.8%)
A.O. Smith Corp.^	7,000	267,540
A.O. Smith Corp., Class A	8,000	300,800
Acuity Brands, Inc.^	25,000	1,361,000
Ametek, Inc.	220,000	7,598,800
Baldor Electric Co.^	75,000	2,830,500
Belden CDT, Inc.^	54,000	2,893,860
C&D Technologies, Inc.^	12,000	60,360
Franklin Electric Co., Inc.^	90,000	4,185,000
GrafTech International Ltd.*^	208,000	1,888,640
Lamson & Sessions Co.*	80,000	2,223,200
MagneTek, Inc.*	40,000	201,600
Roper Industries, Inc.	44,000	2,414,720
SL Industries, Inc.*	68,400	1,026,000
Tech/Ops Sevcon, Inc.	80,000	548,000
Thomas & Betts Corp.*	230,000	11,228,600
Woodward Governor Co.^	22,000	905,740

		39,934,360

Industrial Conglomerates (2.9%)
Sequa Corp., Class A*^	88,000	10,539,760
Sequa Corp., Class B*	47,000	5,687,000
Standex International Corp.^	60,000	1,710,600
Tredegar Corp.^	269,000	6,130,510

		24,067,870

Machinery (10.8%)
Albany International Corp.	3,200	115,008
Ampco-Pittsburgh Corp.^	182,000	5,257,980
Badger Meter, Inc.^	55,000	1,460,250
Baldwin Technology Co., Class A*	307,000	1,535,000
Basin Water, Inc.*^	24,000	164,880
CIRCOR International, Inc.^	135,500	4,837,350
Clarcor, Inc.^	366,000	11,638,800
CNH Global N.V.	295,400	11,015,466
Crane Co.^	175,000	7,073,500
Donaldson Co., Inc.^	40,000	1,444,000
Flowserve Corp.^	195,000	11,152,050
Gehl Co.*	25,000	634,500
Gorman-Rupp Co.^	56,250	1,801,688
Graco, Inc.^	122,000	4,777,520
IDEX Corp.^	86,000	4,375,680
L.S. Starrett Co., Class A	18,000	324,000
Mueller Water Products, Inc., Class A	45,000	621,450
Navistar International Corp.*	90,000	4,117,500
Oshkosh Truck Corp.^	12,000	636,000
Robbins & Myers, Inc.	129,700	4,836,513
Tennant Co.^	160,000	5,038,400
Watts Water Technologies, Inc., Class A^	170,000	$6,465,100

		89,322,635

Road & Rail (0.1%)
Avis Budget Group, Inc.*	16,000	437,120

Trading Companies & Distributors (2.8%)
GATX Corp.^	260,000	12,428,000
Huttig Building Products, Inc.*^	44,000	266,200
Industrial Distribution Group, Inc.*^	70,000	874,300
Kaman Corp.^	424,000	9,883,440
National Patent Development Corp.*	10,000	27,700

		23,479,640

Total Industrials		254,864,895

Information Technology (5.5%)
Communications Equipment (0.4%)
Bel Fuse, Inc., Class A	1,000	37,780
Communications Systems, Inc.	81,200	842,856
Nextwave Wireless, Inc.*	30,000	300,000
Nortel Networks Corp.*^	50,000	1,202,500
Plantronics, Inc.^	45,000	1,062,900

		3,446,036

Computers & Peripherals (1.0%)
Intermec, Inc.*^	380,000	8,489,200

Electronic Equipment & Instruments (2.1%)
CTS Corp.^	255,000	3,524,100
Gerber Scientific, Inc.*^	27,000	286,470
KEMET Corp.*	250,000	1,912,500
Littelfuse, Inc.*^	10,000	406,000
Methode Electronics, Inc.	151,100	2,231,747
Park Electrochemical Corp.^	140,000	3,796,800
Paxar Corp.*^	170,000	4,879,000
Trans-Lux Corp.	12,000	88,200

		17,124,817

Internet Software & Services (0.0%)
aQuantive, Inc.*^	1,000	27,910

IT Services (0.5%)
Edgewater Technology, Inc.*^	340,000	2,869,600
Tyler Technologies, Inc.*^	62,000	787,400

		3,657,000

Semiconductors & Semiconductor Equipment (0.1%)
California Micro Devices Corp.*^	80,000	374,400
MoSys, Inc.*^	48,000	403,200

		777,600

Software (1.4%)
Borland Software Corp.*^	86,000	453,220
FalconStor Software, Inc.*	90,000	937,800
GSE Systems, Inc.*	11,323	71,901
Hyperion Solutions Corp.*	200,000	10,366,000
OpenTV Corp., Class A*^	10,000	24,500

		11,853,421

Total Information Technology		45,375,984

Materials (8.0%)
Chemicals (5.6%)
Arch Chemicals, Inc.^	60,000	1,873,200
Bairnco Corp.	15,000	201,750
Chemtura Corp.	550,000	6,011,500
Core Molding Technologies, Inc.*	111,000	865,800
Cytec Industries, Inc.^	5,000	281,200
Ferro Corp.^	385,000	8,319,850

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Hawkins, Inc.	105,300	$1,558,440
Hercules, Inc.*^	280,000	5,471,200
MacDermid, Inc.	300,000	10,461,000
Material Sciences Corp.*	150,000	1,497,000
NewMarket Corp.^	25,000	1,016,750
Omnova Solutions, Inc.*^	400,000	2,184,000
Scotts Miracle-Gro Co., Class A	17,500	770,525
Sensient Technologies Corp.^	220,000	5,671,600

		46,183,815

Containers & Packaging (1.8%)
Chesapeake Corp.^	5,000	75,500
Greif, Inc., Class A^	85,000	9,444,350
Myers Industries, Inc.	290,000	5,417,200

		14,937,050

Metals & Mining (0.5%)
Barrick Gold Corp.	35,000	999,250
Kinross Gold Corp.*	28,167	388,423
Novelis, Inc.	54,000	2,381,940

		3,769,613

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.^	30,000	745,500

Total Materials		65,635,978

Telecommunication Services (3.8%)
Diversified Telecommunication Services (0.6%)
ATX Communications, Inc.*†	30,000	342
Cincinnati Bell, Inc.*	580,000	2,726,000
Citizens Communications Co.	53,760	803,712
D&E Communications, Inc.	66,400	884,448
Windstream Corp.	30,000	440,700

		4,855,202

Wireless Telecommunication Services (3.2%)
ALLTEL Corp.	33,000	2,046,000
Centennial Communications Corp.*	40,000	329,200
Clearwire Corp., Class A*	10,000	204,700
Price Communications Corp.	180,000	3,600,000
Rogers Communications, Inc., Class B	260,000	8,517,600
Rural Cellular Corp., Class A*	55,000	657,800
U.S. Cellular Corp.*	70,000	5,141,500
Vimpel-Communications OJSC (ADR)*^	66,000	6,259,440

		26,756,240

Total Telecommunication Services		31,611,442

Utilities (4.0%)
Electric Utilities (1.7%)
Allegheny Energy, Inc.*	30,000	1,474,200
Duquesne Light Holdings, Inc.	190,000	3,760,100
El Paso Electric Co.*^	140,000	3,689,000
Westar Energy, Inc.^	200,000	5,504,000

		14,427,300

Gas Utilities (0.9%)
AGL Resources, Inc.^	4,000	170,880
ONEOK, Inc.	80,000	3,600,000
SEMCO Energy, Inc.*	120,000	914,400
Southwest Gas Corp.	67,000	2,604,290

		7,289,570

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	25,000	538,000

Multi-Utilities (1.2%)
Aquila, Inc.*	1,900,000	7,942,000
CH Energy Group, Inc.^	45,000	2,191,050

		10,133,050

Water Utilities (0.1%)
SJW Corp.^	22,000	$890,560

Total Utilities		33,278,480

Total Common Stocks (90.9%) (Cost $512,624,380)		748,438,209

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (6.6%)
U.S. Treasury Bills
4.94%, 5/10/07 (p)	$45,000,000	44,754,500
4.88%, 8/2/07 (p)	10,000,000	9,834,720

Total Government Securities		54,589,220

Short-Term Investments of Cash Collateral for Securities Loaned (16.2%)
Monumental Global Funding II
5.40%, 3/26/10 (l)	1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	132,250,727	132,250,727

Total Short-Term Investments of Cash Collateral for Securities Loaned		133,250,727

Time Deposit (3.8%)
JPMorgan Chase Nassau
4.79%, 4/2/07	31,030,956	31,030,956

Total Short-Term Investments (26.6%) (Cost/Amortized Cost $218,873,537)		218,870,903

Total Investments (117.5%) (Cost/Amortized Cost $731,497,917)		967,309,112
Other Assets Less Liabilities (-17.5%)		(143,743,806)

Net Assets (100%)		$823,565,306

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $682 or 0.00% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value March 31, 2007	Dividend Income	Realized Gain
Earl Scheib, Inc.	$991,200	$—	$—	$1,050,000	$—	$—
Oil-Dri Corp. of America	4,905,750	—	—	4,853,437	34,875	—

	$5,896,950	$—	$—	$5,903,437	$34,875	$—

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$80,325,635
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$33,565,221

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$259,230,327
Aggregate gross unrealized depreciation	(28,050,401)

Net unrealized appreciation	$231,179,926

Federal income tax cost of investments	$736,129,186

At March 31, 2007, the Portfolio had loaned securities with a total value of $130,392,984. This was secured by collateral of $133,250,727 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $79,423 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (11.7%)
Asset-Backed Securities (9.7%)
ACE Securities Corp., Series 06-NC3 A2A
5.370%, 12/25/36 (l)	$600,135	$600,090
Bear Stearns Asset Backed Securities, Inc., Series 06-HE10 21A1
5.390%, 12/25/36 (l)	464,318	464,015
Carrington Mortgage Loan Trust, Series 06-NC5 A1
5.370%, 1/25/37 (l)	668,539	668,438
Countrywide Asset-Backed Certificates, Series 06-22 2A1
5.370%, 5/25/37 (l)	519,418	521,592
Daimler Chrysler Auto Trust, Series 04-C A4
3.280%, 12/8/09	750,000	738,592
Series 06-B A3
5.330%, 8/8/10	1,000,000	1,002,345
Indymac Residential Asset Backed Trust, Series 06-E 2A1
5.380%, 4/25/37 (l)	642,793	642,423
MBNA Credit Card Master Note Trust, Series 05-A3 A3
4.100%, 10/15/12	500,000	488,561
Series 05-A7 A7
4.300%, 2/15/11	950,000	940,483
Morgan Stanley ABS Capital I, Series 06-HE8 A2A
5.370%, 10/25/36 (l)	549,287	549,248
New Century Home Equity Loan Trust, Series 05-3 A2B
5.500%, 7/25/35 (l)	379,322	379,289
Residential Asset Mortgage Products, Inc., Series 06-EFC2 A1
5.380%, 12/25/36 (l)	573,383	573,381
Structured Asset Securities Corp., Series 06-BC6 A2
5.400%, 1/25/37 (l)	562,366	562,282

		8,130,739

Non-Agency CMO (2.0%)
Countrywide Alternative Loan Trust, Series 06-OC9 A1
5.395%, 12/25/36 (l)	615,013	615,212
Series 06-OC10 2A1
5.410%, 11/25/36 (l)	445,941	445,783
Harborview Mortgage Loan Trust,
Series 06-11 A1A
5.490%, 12/19/36 (l)	647,103	647,547

		1,708,542

Total Asset-Backed and Mortgage-Backed Securities		9,839,281

Consumer Discretionary (0.3%)
Multiline Retail (0.3%)
Federated Retail Holdings, Inc.
5.900%, 12/1/16	225,000	224,161

Total Consumer Discretionary		224,161

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	350,000	350,737

Total Energy		350,737

	Principal Amount
Financials (6.3%)
Capital Markets (6.3%)
Morgan Stanley
5.610%, 1/9/12 (l)^	$1,275,000	$1,274,827
Private Export Funding Corp.
5.750%, 1/15/08	1,000,000	1,004,451
3.400%, 2/15/08	3,000,000	2,956,470

Total Financials		5,235,748

Government Securities (91.7%)
Agency ABS (2.2%)
Federal National Mortgage Association
5.600%, 3/25/33 (l)	197,413	197,414
Small Business Administration
4.754%, 8/10/14	1,665,941	1,622,897

		1,820,311

Agency CMO (4.5%)
Federal Home Loan Mortgage Corp.
5.500%, 2/15/26	404,868	405,740
5.500%, 11/15/26	489,194	491,041
6.000%, 4/15/36	482,540	494,209
Federal National Mortgage Association
5.500%, 7/25/28	1,605,516	1,609,402
5.500%, 11/25/30	516,334	517,404
5.000%, 6/1/35 IO	1,015,007	241,066

		3,758,862

U.S. Government Agencies (64.8%)
Federal Home Loan Bank
4.375%, 3/17/10	5,500,000	5,440,187
5.400%, 10/27/11	1,325,000	1,328,063
4.500%, 9/16/13^	2,100,000	2,053,489
Federal Home Loan Mortgage Corp.
4.375%, 11/16/07^	2,590,000	2,576,848
5.500%, 2/1/32	1,753,455	1,739,053
4.037%, 6/1/34 (l)	2,883,249	2,836,872
4.189%, 10/1/34 (l)	3,356,617	3,308,284
Federal National Mortgage Association
3.250%, 11/15/07^	5,000,000	4,940,595
5.010%, 1/1/12	1,825,000	1,822,921
5.065%, 2/1/12	1,000,000	1,001,205
5.240%, 4/1/12 (l)	2,000,000	2,016,630
4.499%, 5/1/33 (l)	1,786,322	1,768,011
4.486%, 5/1/34 (l)	1,913,274	1,908,934
3.674%, 6/1/34 (l)	1,626,749	1,633,517
4.796%, 10/1/34 (l)	1,258,059	1,255,305
4.237%, 12/1/34 (l)	2,361,423	2,364,847
4.911%, 6/1/35 (l)	1,651,389	1,649,880
6.000%, 12/1/35	400,047	403,292
6.000%, 3/1/36	454,842	458,223
6.000%, 6/1/36	54,884	55,292
6.000%, 11/1/36	949,540	956,598
Government National Mortgage Association
7.500%, 10/15/24	4,503	4,701
7.000%, 9/20/28	61,906	64,547
6.000%, 12/15/31	1,717,449	1,744,914
Overseas Private Investment Corp.
(Zero Coupon), 8/15/07	1,043,387	1,061,552
7.050%, 11/15/13	1,446,429	1,510,419
Small Business Administration
5.886%, 9/1/11	418,495	427,786
5.136%, 8/10/13	2,951,741	2,957,614
Tennessee Valley Authority
5.375%, 11/13/08	2,000,000	2,012,322
6.000%, 3/15/13^	1,000,000	1,055,124
4.750%, 8/1/13^	2,000,000	1,978,478

		54,335,503

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasuries (20.2%)
U. S. Treasury Bonds
Inflation Indexed
2.000%, 1/15/26^	$310,990	$295,562
2.375%, 1/15/27	240,847	242,832
U. S. Treasury Notes
4.875%, 1/31/09	2,100,000	2,108,285
4.875%, 8/15/09^	710,000	714,604
4.500%, 9/30/11^	45,000	44,926
4.625%, 2/29/12^	5,775,000	5,796,431
4.875%, 8/15/16^	475,000	482,533
4.625%, 11/15/16^	3,777,000	3,765,933
4.625%, 2/15/17	3,550,000	3,542,790

		16,993,896

Total Government Securities		76,908,572

Total Long-Term Debt Securities (110.4%) (Cost $92,810,203)		92,558,499

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (21.9%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	18,402,319	18,402,319

Time Deposit (1.5%)
JPMorgan Chase Nassau
4.79%, 4/2/07	1,272,021	1,272,021

Total Short-Term Investments (23.4%) (Amortized Cost $19,674,340)		19,674,340

Total Investments (133.8%) (Cost/Amortized Cost $112,484,543)		112,232,839
Other Assets Less Liabilities (-33.8%)		(28,381,755)

Net Assets (100%)		$83,851,084

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ABS    —   Asset-Backed Security

CMO  —  Collateralized Mortgage Obligation

IO       —  Interest only

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,259,971
Long-term U.S. Treasury securities	113,119,781

$118,379,752

Net Proceeds of Sales and Redemptions
Stocks and long-term corporate debt securities	$11,706,260
Long-term U.S. Treasury securities	103,473,758

$115,180,018

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$335,386
Aggregate gross unrealized depreciation	(602,550)

Net unrealized depreciation	$(267,164)

Federal income tax cost of investments	$112,500,003

At March 31, 2007, the Portfolio had loaned securities with a total value of $26,805,473. This was secured by collateral of $18,402,319 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $8,989,789 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $1,659,594 of which $132,330 expires in the year 2013, and $1,527,264 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.6%)
BHP Billiton Ltd.	225,350	$5,449,864
Suncorp-Metway Ltd.	95,490	1,607,028

		7,056,892

Austria (2.4%)
Erste Bank der Oesterreichischen Sparkassen AG	27,170	2,116,001
Raiffeisen International Bank Holding AG	8,220	1,157,145
Wienerberger AG	25,190	1,573,140

		4,846,286

Bermuda (1.0%)
Orient-Express Hotels Ltd., Class A^	33,330	1,993,801

Brazil (3.6%)
Aracruz Celulose S.A. (ADR)^	16,790	880,971
Cia de Bebidas das Americas (Preference ADR)^	37,940	2,085,183
CSU Cardsystem S.A.*	64,800	357,606
Petroleo Brasileiro S.A. (Preference ADR)	21,410	2,130,509
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	18,350	1,604,891

		7,059,160

Canada (1.4%)
Talisman Energy, Inc.	56,740	995,715
TELUS Corp.	35,370	1,804,498

		2,800,213

Cyprus (0.8%)
Bank of Cyprus Public Co., Ltd.	102,830	1,560,472

Czech Republic (1.7%)
CEZ A/S	49,430	2,218,439
Komercni Banka A/S	6,552	1,139,160

		3,357,599

Egypt (0.9%)
Orascom Telecom Holding SAE (GDR)	26,330	1,826,149

France (12.3%)
Air Liquide	8,274	2,017,140
Groupe Danone	7,780	1,271,053
L’Oreal S.A.	13,320	1,454,265
LVMH Moet Hennessy Louis Vuitton S.A.	46,330	5,139,959
Pernod-Ricard S.A.	10,162	2,060,942
Schneider Electric S.A.	16,300	2,069,217
Societe Generale	13,089	2,262,027
Societe Television Francaise 1	43,087	1,442,398
Total S.A.	75,640	5,299,742
UBISOFT Entertainment S.A.*	26,654	1,301,390

		24,318,133

Germany (6.6%)
Adidas AG	22,950	1,254,822
Bayer AG	36,590	2,338,360
Continental AG	14,969	1,934,846
Linde AG	18,680	2,012,514
SAP AG	24,950	1,112,204
Siemens AG (Registered)	13,720	1,466,595
Symrise AG*	38,947	1,011,412
Wacker Chemie AG*	11,830	2,054,404

		13,185,157

Hong Kong (3.2%)
China Mobile Ltd.	198,500	$1,805,007
CNOOC Ltd.	2,036,000	1,784,936
Dairy Farm International Holdings Ltd.	289,800	1,130,220
Li & Fung Ltd.	530,000	1,665,259

		6,385,422

Israel (0.9%)
Makhteshim-Agan Industries Ltd.	130,900	821,037
Nice Systems Ltd. (ADR)*	29,940	1,018,559

		1,839,596

Italy (2.2%)
Finmeccanica S.p.A.	56,460	1,697,752
UniCredito Italiano S.p.A.	281,970	2,683,771

		4,381,523

Japan (13.6%)
Aeon Credit Service Co., Ltd.	104,800	1,766,232
Astellas Pharma, Inc.	35,200	1,517,447
Canon, Inc.	30,400	1,632,994
Chiba Bank Ltd.	162,000	1,429,735
Daiwa Securities Group, Inc.	160,000	1,932,111
Fanuc Ltd.	16,000	1,489,477
Fuji Television Network, Inc.	450	1,042,515
Fujitsu Ltd.	142,000	945,944
Hirose Electric Co., Ltd.	23,800	2,861,898
Hisamitsu Pharmaceutical Co., Inc.	33,100	977,495
Kao Corp.	64,000	1,873,727
Keyence Corp.	3,900	880,015
Nippon Electric Glass Co., Ltd.	69,000	1,209,140
Omron Corp.	54,000	1,452,648
Takata Corp.	21,100	837,984
Toyota Industries Corp.	55,700	2,637,525
Uni-Charm Corp.	23,300	1,475,034
Ushio, Inc.	57,000	1,100,433

		27,062,354

Mexico (1.7%)
Grupo Televisa S.A. (ADR)	52,070	1,551,686
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	397,850	1,775,110

		3,326,796

Netherlands (2.2%)
ASML Holding N.V.*	66,770	1,649,210
Koninklijke Philips Electronics N.V.	69,640	2,659,688

		4,308,898

Norway (1.0%)
Aker Kvaerner ASA	10,080	227,195
Telenor ASA	98,860	1,756,557

		1,983,752

Phillippines (0.4%)
Philippine Long Distance Telephone Co. (ADR)^	14,860	784,608

Singapore (0.5%)
Venture Corp., Ltd.	106,400	1,023,920

South Africa (1.5%)
ABSA Group Ltd.	93,320	1,794,620
Massmart Holdings Ltd.	103,990	1,209,120

		3,003,740

South Korea (2.2%)
Amorepacific Corp.	2,174	1,196,994
Samsung Electronics Co., Ltd.	5,211	3,118,402

		4,315,396

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Sweden (1.1%)
KappAhl Holding AB	83,750	$905,528
Telefonaktiebolaget LM Ericsson, Class B	329,280	1,211,906

		2,117,434

Switzerland (10.4%)
Actelion Ltd. (Registered)*	8,030	1,871,783
Julius Baer Holding AG (Registered)	20,835	2,842,812
Nestle S.A. (Registered)	11,021	4,292,218
Roche Holding AG	31,330	5,543,307
Straumann Holding AG (Registered)*	3,620	1,038,201
Synthes, Inc.	10,910	1,346,747
UBS AG (Registered)	63,454	3,770,217

		20,705,285

Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	180,666	1,942,159

United Kingdom (16.7%)
Acergy S.A.*	95,630	2,041,359
Anglo American plc	43,940	2,314,730
ARM Holdings plc	392,900	1,036,045
Capita Group plc	114,290	1,534,981
GlaxoSmithKline plc	129,960	3,572,713
HSBC Holdings plc	352,430	6,168,944
IG Group Holdings plc	166,150	971,883
Intertek Group plc	71,490	1,275,279
Reckitt Benckiser plc	73,930	3,849,484
Smiths Group plc	56,470	1,142,360
Standard Chartered plc	70,840	2,040,853
Tesco plc	348,670	3,048,134
WPP Group plc	276,680	4,192,378

		33,189,143

United States (1.0%)
Aflac, Inc.	41,960	1,974,638

Total Common Stocks (93.9%) (Cost $162,900,610)		186,348,526

	Number of Warrants
WARRANTS:
Luxembourg (2.1%)
HCL Technologies Ltd., expiring 9/1/10*	253,400	1,710,957
Housing Development Finance Corp., expiring 1/18/11*	67,520	2,380,687

Total Warrants (2.1%) (Cost $4,508,388)		4,091,644

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (3.7%)
Cargill, Inc.
5.39%, 4/2/07 (b)(n)(p)	$7,313,000	7,310,810

Short-Term Investments of Cash Collateral for Securities Loaned (2.0%)
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	100,000	100,000
Citigroup Global Markets, Inc., Repurchase Agreement
5.38%, 4/2/07 (r)	3,699,642	3,699,642
Park Sienna LLC
5.30%, 5/4/07	$99,125	$99,125

Total Short-Term Investments of Cash Collateral for Securities Loaned		3,898,767

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.79%, 4/2/07	29,450	29,450

Total Short-Term Investments (5.7%) (Cost/Amortized Cost $11,240,122)		11,239,027

Total Investments (101.7%) (Cost/Amortized Cost $178,649,120)		201,679,197
Other Assets Less Liabilities (-1.7%)		(3,351,862)

Net Assets (100.0%)		$198,327,335

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR    —    American Depositary Receipt

GDR   —    Global Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	13.8%
Consumer Staples	14.0
Energy	6.3
Financials	20.8
Health Care	8.0
Industrials	6.7
Information Technology	12.3
Materials	9.0
Telecommunications Services	4.0
Utilities	1.1
Cash and Other	4.0

100.0%

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$57,820,846
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$32,165,212

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,558,048
Aggregate gross unrealized depreciation	(1,876,476)

Net unrealized appreciation	$22,681,572

Federal income tax cost of investments	$178,997,625

At March 31, 2007, the Portfolio had loaned securities with a total value of $3,842,928. This was secured by collateral of $3,898,767 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $7,938,257 of which $126,431 expires in the year 2009, $1,557,701 expires in the year 2010, and $6,254,125 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Hotels, Restaurants & Leisure (5.0%)
Melco PBL Entertainment Macau Ltd. (ADR)*^	331,920	$5,357,189
MGM MIRAGE*^	79,555	5,530,663
Starbucks Corp.*	188,025	5,896,464

		16,784,316

Household Durables (1.2%)
Sony Corp. (ADR)^	80,000	4,039,200

Media (1.9%)
Comcast Corp., Special Class A*	253,132	6,447,272

Multiline Retail (2.0%)
Nordstrom, Inc.	125,130	6,624,382

Specialty Retail (1.2%)
Staples, Inc.	154,302	3,987,164

Total Consumer Discretionary		37,882,334

Consumer Staples (10.1%)
Beverages (1.0%)
PepsiCo, Inc.	52,090	3,310,840

Food & Staples Retailing (3.7%)
CVS/Caremark Corp.	158,182	5,400,347
Sysco Corp.	214,170	7,245,371

		12,645,718

Food Products (1.3%)
Cadbury Schweppes plc (ADR)	82,810	4,253,950

Household Products (2.0%)
Procter & Gamble Co.	105,960	6,692,434

Tobacco (2.1%)
Altria Group, Inc.	79,615	6,990,993

Total Consumer Staples		33,893,935

Energy (3.2%)
Oil, Gas & Consumable Fuels (3.2%)
EOG Resources, Inc.	78,255	5,582,712
Valero Energy Corp.	81,920	5,283,021

		10,865,733

Total Energy		10,865,733

Financials (17.9%)
Capital Markets (10.1%)
Goldman Sachs Group, Inc.	64,615	13,351,397
Merrill Lynch & Co., Inc.	131,150	10,711,021
optionsXpress Holdings, Inc.^	164,980	3,883,629
UBS AG (Registered)	97,420	5,789,671

		33,735,718

Consumer Finance (4.7%)
American Express Co.	224,365	12,654,186
SLM Corp.	79,715	3,260,343

		15,914,529

Thrifts & Mortgage Finance (3.1%)
Fannie Mae	193,300	10,550,314

Total Financials		60,200,561

Health Care (20.1%)
Biotechnology (10.7%)
Amgen, Inc.*	160,855	8,988,577
Celgene Corp.*	101,910	5,346,199
Genentech, Inc.*	83,445	6,852,503
Gilead Sciences, Inc.*	116,455	8,908,808
OSI Pharmaceuticals, Inc.*^	177,975	5,873,175

		35,969,262

Health Care Equipment & Supplies (1.0%)
Alcon, Inc.	26,125	$3,443,798

Health Care Providers & Services (3.7%)
Coventry Health Care, Inc.*	198,565	11,129,568
UnitedHealth Group, Inc.	24,980	1,323,191

		12,452,759

Pharmaceuticals (4.7%)
Novartis AG (ADR)	79,150	4,323,964
Pfizer, Inc.	243,435	6,149,168
Sanofi-Aventis (ADR)	116,870	5,085,014

		15,558,146

Total Health Care		67,423,965

Industrials (5.8%)
Aerospace & Defense (1.7%)
Boeing Co.	63,205	5,619,556

Air Freight & Logistics (1.1%)
FedEx Corp.	33,290	3,576,345

Industrial Conglomerates (3.0%)
General Electric Co.	289,970	10,253,339

Total Industrials		19,449,240

Information Technology (30.3%)
Communications Equipment (8.8%)
Corning, Inc.*	271,845	6,181,755
QUALCOMM, Inc.	407,865	17,399,521
Research In Motion Ltd.*^	43,775	5,974,850

		29,556,126

Computers & Peripherals (8.5%)
Apple Inc.*	140,825	13,084,051
EMC Corp.*	443,405	6,141,159
Hewlett-Packard Co.	232,995	9,352,419

		28,577,629

Internet Software & Services (5.0%)
Google, Inc., Class A*	12,725	5,830,086
Yahoo!, Inc.*	352,955	11,043,962

		16,874,048

Semiconductors & Semiconductor Equipment (6.2%)
Advanced Micro Devices, Inc.*^	225,320	2,942,679
Samsung Electronics Co., Ltd. (GDR)^§	33,500	10,025,783
Texas Instruments, Inc.	259,525	7,811,703

		20,780,165

Software (1.8%)
Adobe Systems, Inc.*	74,905	3,123,538
SAP AG (Sponsored ADR)^	61,050	2,725,883

		5,849,421

Total Information Technology		101,637,389

Total Common Stocks (98.7%) (Cost $299,436,710)		331,353,157

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.4%)
American Express Credit Corp.
5.32%, 6/12/07 (l)	$500,000	500,000
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	19,769,687	19,769,687
Park Sienna LLC
5.30%, 5/4/07	1,189,500	1,189,500

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	$1,000,000	$1,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	1,499,819	1,499,819

Total Short-Term Investments of Cash Collateral for Securities Loaned		24,959,006

Time Deposit (1.4%)
JPMorgan Chase Nassau
4.79%, 4/2/07	4,650,597	4,650,597

Total Short-Term Investments (8.8%) (Amortized Cost $29,609,603)		29,609,603

Total Investments (107.5%) (Cost/Amortized Cost $329,046,313)		360,962,760
Other Assets Less Liabilities (-7.5%)		(25,308,257)

Net Assets (100%)		$335,654,503

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $10,025,783 or 2.99% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$47,633,421
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$60,518,911

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,022,314
Aggregate gross unrealized depreciation	(8,185,923)

Net unrealized appreciation	$31,836,391

Federal income tax cost of investments	$329,126,369

At March 31, 2007, the Portfolio had loaned securities with a total value of $24,397,251. This was secured by collateral of $24,959,006 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $15,800,667 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (36.8%)
Asset-Backed Securities (12.8%)
American Express Credit Account Master Trust, Series 04-C C
5.820%, 2/15/12 (l)§	$2,265,808	$2,270,535
AmeriCredit Automobile Receivables Trust, Series 04-BM A4
2.670%, 3/7/11	2,750,751	2,710,069
Asset Backed Funding Certificates, Series 05-HE1 M2
5.760%, 12/25/34 (l)	1,625,000	1,623,993
Series 05-HE1 M3
5.810%, 12/25/34 (l)	1,625,000	1,621,972
Series 05-OPT1 M2
5.870%, 7/25/35 (l)	1,000,000	999,450
Series 05-WF1 A2B
5.500%, 1/25/35 (l)	705,349	705,707
Series 05-WMC1 A2C
5.600%, 6/25/35 (l)	3,000,000	3,001,200
Bank of America Credit Card Trust, Series 06-C4 C4
5.550%, 11/15/11 (l)	2,500,000	2,500,507
Bear Stearns Asset Backed Securities, Inc., Series 05-HE3 M1
5.750%, 3/25/35 (l)	2,125,000	2,123,140
Capital Auto Receivables Asset Trust, Series 06-1 A2A
5.030%, 9/15/08	2,480,149	2,477,765
Capital One Auto Finance Trust, Series 04-A A4
5.420%, 3/15/11 (l)	2,293,834	2,294,703
Series 05-D A3
4.810%, 3/15/10	10,000,000	9,972,424
Series 06-B A2
5.530%, 5/15/09	5,665,360	5,668,007
Capital One Multi-Asset Execution Trust, Series 03-A
6.570%, 12/15/10 (l)§	10,240,000	10,340,970
Series 03-A4 A4
3.650%, 7/15/11	1,590,000	1,559,135
Carmax Auto Owner Trust, Series 07-1 A3
5.240%, 7/15/11	5,000,000	5,026,082
Carss Finance LP, Series 04-A B1
5.600%, 1/15/11 (l)§	39,691	39,740
Series 04-A B2
6.270%, 1/15/11 (l)§	99,475	99,866
Centex Home Equity, Series 05-B AV3
5.490%, 3/25/35 (l)	1,157,184	1,157,482
Citibank Credit Card Issuance Trust, Series 06-C4 C4
5.539%, 1/9/12 (l)	7,825,000	7,822,895
Citigroup Mortgage Loan Trust, Inc., Series 03-HE3 A
5.700%, 12/25/33 (l)	1,538,208	1,542,215
Series 05-OPT1 A1B
5.530%, 2/25/35 (l)	436,424	436,540
Series 06-WF2 A2A
5.906%, 5/25/36 (e)	1,256,627	1,253,452
CNH Equipment Trust, Series 04-A A3A
5.390%, 10/15/08 (l)	477,363	477,406
Series 05-B A3
4.270%, 1/15/10	$3,027,267	$3,003,237
COMED Transitional Funding Trust, Series 98-1 A6
5.630%, 6/25/09	254,600	254,700
Countrywide Asset-Backed Certificates, Series 03-5 MF1
5.413%, 1/25/34	2,170,000	2,163,019
Series 04-1 3A
5.600%, 4/25/34 (l)	7,039	7,046
Series 04-1 M1
5.820%, 3/25/34^ (l)	1,570,000	1,570,697
Series 04-1 M2
5.870%, 3/25/34 (l)	1,190,000	1,190,528
Countrywide Home Equity Loan Trust, Series 04-I A
5.610%, 2/15/34 (l)	2,085,755	2,089,838
Series 04-K 2A
5.620%, 2/15/34 (l)	736,090	737,077
Series 05-B 2A
5.500%, 5/15/35 (l)	830,731	830,811
Credit-Based Asset Servicing and Securitization LLC, Series 07-CB2 A2A
5.891%, 2/25/37 (e)	8,697,726	8,695,132
Daimler Chrysler Auto Trust, Series 06-C A2
5.250%, 5/8/09	4,900,000	4,900,025
First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF2 M2
5.760%, 3/25/35 (l)	400,000	399,543
Series 05-FF5 M1
5.770%, 3/25/35 (l)	1,500,000	1,501,427
Ford Credit Auto Owner Trust, Series 06-B A2A
5.420%, 7/15/09	8,000,000	8,004,722
GE Equipment Small Ticket LLC, Series 05-1A A3
4.380%, 7/22/09 §	1,727,027	1,716,649
GSAMP Trust, Series 04-OPT A1
5.660%, 11/25/34 (l)	284,343	284,506
Series 05-WMC2 A2A
5.430%, 11/25/35 (l)	1,086,585	1,086,663
Series 05-WMC2 M1
5.750%, 11/25/35 (l)	2,000,000	1,993,318
Harley-Davidson Motorcycle Trust, Series 06-2 A2
5.350%, 3/15/13	12,500,000	12,586,451
Home Equity Asset Trust, Series 05-8 M2
5.770%, 2/25/36 (l)	3,325,000	3,324,041
Series 05-9 M1
5.730%, 4/25/36 (l)	1,250,000	1,248,816
Series 05-9 M2
5.760%, 4/25/36 (l)	750,000	749,560
Series 06-1 M2
5.780%, 4/25/36 (l)	1,500,000	1,498,199
Lehman XS Trust, Series 05-7N 1A1A
5.590%, 12/25/35 (l)	2,448,829	2,457,700
Series 06-12N A1A1
5.400%, 8/25/46 (l)	10,929,044	10,929,927
Long Beach Mortgage Loan Trust, Series 03-4 M1
6.000%, 8/25/33 (l)	5,500,000	5,514,768

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 04-1 M1
5.820%, 2/25/34 (l)	$2,200,000	$2,206,801
Series 04-1 M2
5.870%, 2/25/34 (l)	1,475,000	1,478,796
Series 04-3 M1
5.890%, 7/25/34 (l)	1,750,000	1,758,178
MASTR Asset Backed Securities Trust, Series 05-NC1 A4
5.550%, 12/25/34 (l)	1,474	1,474
Series 05-OPT1 M2
5.740%, 3/25/35 (l)	1,823,000	1,817,392
MBNA Credit Card Master Note Trust, Series 01-C2 C2
6.470%, 12/15/10 (l)§	3,725,000	3,770,673
Metris Master Trust, Series 04-1 A
5.630%, 4/20/11 (l)	3,100,000	3,100,478
New Century Home Equity Loan Trust, Series 05-1 A2B
5.540%, 3/25/35 (l)	358,048	358,058
Series 05-1 M1
5.770%, 3/25/35 (l)	2,000,000	1,992,439
Series 05-2 A2B
5.500%, 6/25/35 (l)	1,688,232	1,685,477
Nissan Auto Receivables Owner Trust, Series 06-A A2
4.800%, 6/16/08	1,321,342	1,319,706
Onyx Acceptance Owner Trust, Series 05-A A4
3.910%, 9/15/11	5,500,000	5,423,565
Option One Mortgage Loan Trust, Series 03-1 A2
5.740%, 2/25/33 (l)	458,576	458,802
Series 03-5 A2
5.640%, 8/25/33 (l)	255,326	255,708
Series 04-1 M1
5.920%, 1/25/34 (l)	4,472,490	4,482,342
Series 05-2 M1
5.760%, 5/25/35 (l)	1,700,000	1,699,212
PECO Energy Transition Trust, Series 00-A A3
7.625%, 3/1/10	1,300,000	1,359,628
PSE&G Transition Funding LLC, Series 01-1 A6
6.610%, 6/15/15	2,975,000	3,189,144
Residential Asset Mortgage Products, Inc., Series 06-RS1 AI2
5.550%, 1/25/36 (l)	3,000,000	3,001,409
Residential Asset Securities Corp., Series 02-KS4 AIIB
5.820%, 7/25/32 (l)	179,723	179,749
Series 03-KS9 A2B
5.640%, 11/25/33 (l)	342,792	342,796
Series 05-KS10 M1
5.730%, 11/25/35 (l)	1,274,000	1,272,865
Series 05-KS11 M1
5.720%, 12/25/35 (l)	2,000,000	1,998,110
Series 05-KS11 M2
5.740%, 12/25/35 (l)	1,250,000	1,246,535
SLM Student Loan Trust, Series 05-4 A1
5.370%, 10/26/15 (l)	764,541	764,769
Soundview Home Equity Loan Trust, Series 07-NS1 M2
5.770%, 1/25/37 (l)	6,250,000	6,260,049
Specialty Underwriting & Residential Finance, Series 06-BC4 M1
5.610%, 9/25/37 (l)	6,500,000	6,462,068
Triad Auto Receivables Owner Trust, Series 03-B A4
3.200%, 12/13/10	$1,348,355	$1,327,462
Series 06-C A3
5.260%, 11/14/11	6,000,000	6,016,177
Volkswagen Auto Lease Trust, Series 06-A A3
5.500%, 9/21/09	11,000,000	11,052,958
Wachovia Asset Securitization, Inc., Series 02-HE2 A
5.750%, 12/25/32 (l)	530,286	530,776
Series 03-HE3 A
5.570%, 11/25/33 (l)	1,936,099	1,938,079
Wachovia Auto Loan Owner Trust, Series 06-2A A2
5.350%, 5/20/10 §	7,500,000	7,502,485

		232,717,815

Non-Agency CMO (24.0%)
Adjustable Rate Mortgage Trust, Series 04-1 9A2
5.720%, 1/25/35 (l)	839,703	841,689
Series 05-4 7A2
5.550%, 8/25/35 (l)	688,540	691,811
Series 05-5 6A21
5.550%, 9/25/35 (l)	3,193,360	3,197,935
Series 05-6A 2A1
5.630%, 11/25/35 (l)	1,133,383	1,136,055
Series 06-2 6A1
5.490%, 5/25/36 (l)	3,086,649	3,085,719
Series 07-1 5A31
5.460%, 3/25/37 (l)	16,766,611	16,766,611
Banc of America Mortgage Securities, Inc., Series 02-K 1A1
6.399%, 10/20/32 (l)	146,877	147,871
Series 04-F 2A5
4.145%, 7/25/34 (l)	11,206,000	10,978,672
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6 A4
4.521%, 11/11/41	2,345,000	2,284,330
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	3,565,000	3,524,848
Series 05-PWR8 A4
4.674%, 6/11/41	2,000,000	1,916,915
Series 06-PW14 A4
5.201%, 12/11/38^	6,000,000	5,915,821
Citicorp Mortgage Securities, Inc., Series 03-11 2A1
5.500%, 12/25/33	2,549,597	2,515,497
Citigroup Commercial Mortgage Trust, Series 06-C4 A3
5.724%, 3/15/49 (l)	4,735,000	4,877,379
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 05-CD1 A4
5.226%, 7/15/44^ (l)	5,775,000	5,770,294
Series 07-CD4 A4
5.322%, 12/11/49	13,115,000	13,058,376
Countrywide Alternative Loan Trust, Series 04-28CB 3A1
6.000%, 1/25/35	7,601,091	7,607,031
Series 05-51 1A1
5.640%, 11/20/35 (l)	3,146,956	3,159,166
Series 06-23CB 2A1
6.500%, 8/25/36	5	5
Series 06-29T1 2A5
6.000%, 10/25/36	8,259,416	8,266,373

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 06-J5 1A1
6.500%, 9/25/36	$14,380,635	$14,550,495
Series 06-OA2 A1
5.530%, 5/20/46 (l)	5,933,977	5,946,832
Credit Suisse Mortgage Capital Certificates, Series 06-C1 A3
5.555%, 2/15/39 (l)	7,500,000	7,637,349
Series 06-C3 A3
5.828%, 6/15/38 (l)	7,100,000	7,363,948
CS First Boston Mortgage Securities Corp., Series 01-CK1 A3
6.380%, 12/18/35	4,330,000	4,488,953
Series 01-CP4 A4
6.180%, 12/15/35	5,325,000	5,516,151
Series 03-C4 A4
5.137%, 8/15/36^ (l)	5,870,000	5,838,396
First Horizon Alternative Mortgage Securities, Series 06-FA4 1A1
6.000%, 8/25/36	10,955,554	10,944,405
First Union - Lehman Brothers - Bank of America, Series 98-C2 A2
6.560%, 11/18/35	1,298,618	1,309,045
GE Capital Commercial Mortgage Corp., Series 02-1A A3
6.269%, 12/10/35	4,665,000	4,881,108
Granite Master Issuer plc, Series 05-1 A3
5.430%, 12/20/24 (l)	1,875,000	1,875,000
Greenpoint Mortgage Funding Trust, Series 05-AR4 4A1A
5.630%, 10/25/45 (l)	5,827,915	5,845,276
Series 06-OH1 A1
5.500%, 1/25/37	10,336,064	10,314,355
Greenwich Capital Commercial Funding Corp., Series 07-GG9 A4
5.444%, 3/10/39	7,500,000	7,521,598
GSMPS Mortgage Loan Trust, Series 05-RP1 1AF
5.670%, 1/25/35 (l)§	7,307,155	7,333,896
Harborview Mortgage Loan Trust, Series 05-3 2A1A
5.560%, 6/19/35 (l)	7,796,581	7,816,380
Series 05-8 1A2A
5.650%, 9/19/35 (l)	3,740,196	3,751,861
Series 05-9 2A1A
5.660%, 6/20/35 (l)	3,219,894	3,230,059
Series 07-1 2A1A
5.450%, 4/19/38 (l)	6,622,869	6,626,782
Indymac Index Mortgage Loan Trust, Series 04-AR7 A1
5.760%, 9/25/34 (l)	2,619,470	2,632,098
Series 05-AR14 2A1A
5.620%, 8/25/35 (l)	4,856,129	4,871,416
Series 06-AR41 A3
5.500%, 2/25/37 (l)	10,426,244	10,446,379
LB-UBS Commercial Mortgage Trust, Series 05-C1 A4
4.742%, 2/15/30	9,250,000	8,928,599
Series 06-C4 A4
5.899%, 6/15/38 (l)	3,360,000	3,504,129
Series 07-C1 A4
5.424%, 2/15/40	16,500,000	16,530,230
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 06-LLFA A2
5.440%, 9/15/21 (l)§	$5,167,102	$5,168,163
Lehman Mortgage Trust, Series 05-3 2A3
5.500%, 1/25/36	5,793,033	5,811,932
Medallion Trust, Series 04-1G A1
5.490%, 5/25/35 (l)	1,381,817	1,382,821
Merrill Lynch Mortgage Trust, Series 06-C1 A4
5.660%, 5/12/39 (l)	2,140,000	2,197,519
Morgan Stanley Capital I, Series 04-HQ3 A2
4.050%, 1/13/41	1,000,000	974,841
Series 04-T13 A2
3.940%, 9/13/45	1,050,929	1,024,293
Series 05-IQ9 A5
4.700%, 7/15/56	7,225,000	6,950,692
Series 06-IQ12 A4
5.332%, 12/15/43	8,210,000	8,170,354
Series 07-IQ13 A4
5.364%, 3/15/44	11,650,000	11,650,349
Morgan Stanley Dean Witter Capital I, Series 03-HQ2 A2
4.920%, 3/12/35^	3,120,000	3,075,042
Nomura Asset Securities Corp., Series 98-D6 A1B
6.590%, 3/15/30	2,632,583	2,655,022
Permanent Master Issuer plc, Series 06-1 2A
5.400%, 10/15/15 (l)	11,000,000	10,928,569
Series 07-1 2A1
5.382%, 1/15/16 (l)	10,000,000	9,999,800
RESI Finance LP, Series 03-C B3
6.720%, 9/10/35 (l)§	9,914,276	10,079,408
Series 03-C B4
6.920%, 9/10/35 (l)§	1,658,698	1,711,994
Series 03-D B3
6.620%, 12/10/35 (l)§	5,980,715	5,999,106
Series 03-D B4
6.820%, 12/10/35 (l)§	1,802,665	1,808,154
Series 05-A B3
5.900%, 3/10/37 (l)§	3,518,021	3,553,201
Series 05-A B4
6.000%, 3/10/37 (l)§	1,150,029	1,158,654
Series 05-B B3
5.900%, 6/10/37 (l)§	965,841	975,499
Series 05-B B4
5.990%, 6/10/37 (l)§	1,690,222	1,702,899
Series 05-D B4
6.020%, 12/15/37 (l)§	2,438,878	2,454,424
Residential Accredit Loans, Inc., Series 05-QO4 2A1
5.600%, 12/25/45 (l)	3,491,790	3,506,134
Series 07-QH2 A1
5.460%, 3/25/37 (l)	16,000,000	15,995,000
Structured Asset Mortgage Investments, Inc., Series 05-AR2 2A1
5.550%, 5/25/45 (l)	1,437,565	1,438,884
Series 06-AR1 3A1
5.550%, 2/25/36 (l)	2,144,580	2,147,402
Wachovia Bank Commercial Mortgage Trust, Series 02-C2 A4
4.980%, 11/15/34	8,545,000	8,454,174

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Series 03-C9 A2
3.958%, 12/15/35	$6,230,000	$6,110,301
Series 06-C26 A3
6.011%, 6/15/45 (l)	4,680,000	4,888,762
Series 06-C29 A4
5.308%, 11/15/48	5,495,000	5,451,662
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 06-5 2CB1
6.000%, 7/25/36	6,976,987	6,971,889
Washington Mutual, Inc., Series 05-AR1 A2A1
5.660%, 1/25/45 (l)	1,488,423	1,491,716
Series 05-AR15 A1A1
5.580%, 11/25/45 (l)	3,200,781	3,210,560
Series 05-AR17 A1A1
5.590%, 12/25/45 (l)	3,156,440	3,165,446
Series 05-AR2 2A21
5.650%, 1/25/45 (l)	1,561,540	1,566,574
Series 05-AR9 A1A
5.640%, 7/25/45 (l)	5,628,756	5,648,073

		434,926,451

Total Asset-Backed and Mortgage-Backed Securities		667,644,266

Consumer Discretionary (2.2%)
Automobiles (1.0%)
DaimlerChrysler N.A. Holding Corp.
5.890%, 10/31/08 (l)	7,934,000	7,974,908
5.875%, 3/15/11^	10,425,000	10,624,785

		18,599,693

Media (1.1%)
Comcast Corp.
5.660%, 7/14/09 (l)	6,425,000	6,433,834
5.300%, 1/15/14	150,000	147,975
News America, Inc.
7.250%, 5/18/18	825,000	918,137
6.200%, 12/15/34	1,535,000	1,488,873
Time Warner, Inc.
5.875%, 11/15/16^	2,735,000	2,757,772
6.500%, 11/15/36	2,145,000	2,138,927
Viacom, Inc.
5.700%, 6/16/09 (l)	3,950,000	3,960,851
6.250%, 4/30/16	1,785,000	1,809,544

		19,655,913

Specialty Retail (0.1%)
Home Depot, Inc.
5.875%, 12/16/36	2,740,000	2,612,387

Total Consumer Discretionary		40,867,993

Consumer Staples (0.3%)
Food & Staples Retailing (0.3%)
CVS Lease Pass Through Trust
6.036%, 12/10/28 §	2,303,229	2,329,509
Wal-Mart Stores, Inc.
5.375%, 4/5/17	3,920,000	3,909,510

Total Consumer Staples		6,239,019

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Canadian Natural Resources Ltd.
6.250%, 3/15/38	1,655,000	1,619,257
Energy Transfer Partners LP
6.625%, 10/15/36^	960,000	982,024
Kinder Morgan Energy Partners LP
6.500%, 2/1/37	3,115,000	3,106,474
ONEOK Partners LP
5.900%, 4/1/12	$2,620,000	$2,689,414
Pemex Project Funding Master Trust
6.655%, 6/15/10 (m) (l)	2,250,000	2,307,375
6.655%, 6/15/10 (l)§	2,675,000	2,743,213
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832%, 9/30/16 §	2,495,000	2,516,607

Total Energy		15,964,364

Financials (21.0%)
Capital Markets (4.2%)
Bear Stearns Cos., Inc.
5.510%, 4/29/08 (l)	2,480,000	2,484,583
5.450%, 8/21/09 (l)	3,000,000	3,001,197
Credit Suisse First Boston USA, Inc.
5.458%, 6/2/08^ (l)	3,365,000	3,368,769
Credit Suisse USA, Inc.
5.410%, 6/5/09 (l)	5,250,000	5,255,911
5.500%, 8/16/11	1,415,000	1,436,133
Goldman Sachs Group, Inc.
5.440%, 6/23/09 (l)	5,500,000	5,499,180
5.625%, 1/15/17	2,595,000	2,570,342
5.950%, 1/15/27^	5,160,000	5,006,867
Lehman Brothers Holdings, Inc.
5.400%, 12/23/08 (l)	3,000,000	2,999,082
5.610%, 11/10/09 (l)	4,300,000	4,316,589
5.750%, 7/18/11	1,130,000	1,153,199
5.250%, 2/6/12	3,455,000	3,451,832
5.750%, 1/3/17	2,955,000	2,961,114
Merrill Lynch & Co., Inc.
5.450%, 8/22/08 (l)	4,000,000	4,002,832
5.450%, 10/27/08 (l)	4,000,000	4,002,964
6.220%, 9/15/26	3,855,000	3,863,789
6.110%, 1/29/37	2,040,000	1,977,709
Mizuho Capital Investment 1 Ltd.
6.686%, 12/29/49 (l)§	4,550,000	4,629,607
Mizuho JGB Investment LLC
9.870%, 12/29/49 (l)§	2,530,000	2,662,810
Mizuho Preferred Capital Co. LLC
8.790%, 12/29/49 (l)§	725,000	754,697
Morgan Stanley
5.485%, 11/9/07 (l)	900,000	900,769
5.470%, 2/9/09 (l)	2,000,000	2,001,582
5.625%, 1/9/12	1,400,000	1,418,395
5.450%, 1/9/17	5,940,000	5,842,299

		75,562,251

Commercial Banks (5.7%)
Bancaja U.S. Debt S.A.U.
5.510%, 7/10/09 (l)§	2,000,000	2,002,006
Barclays Bank plc
5.926%, 12/31/49 (l)§	4,265,000	4,269,598
CAM U.S. Finance S.A. Sociedad Unipersonal
5.510%, 2/1/10 (l)§	6,000,000	5,999,100
Commonwealth Bank of Australia
6.024%, 12/31/49 (l)§	4,745,000	4,778,680
Depfa ACS Bank
5.125%, 3/16/37 (b)	7,035,000	6,698,087
Glitnir Banki HF
5.520%, 10/15/08 (l)§	4,650,000	4,643,485
5.800%, 1/21/11 (l)§	5,195,000	5,233,677
HBOS plc
5.920%, 9/29/49 (l)§	5,200,000	5,095,230
HBOS Treasury Services plc
5.250%, 2/21/17 §	6,370,000	6,418,444

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Industrial Bank of Korea
4.000%, 5/19/14 (l)§	$2,215,000	$2,156,956
Korea Development Bank
5.490%, 4/3/10 (l)	5,000,000	4,998,575
Landsbanki Islands HF
6.100%, 8/25/11 §	3,115,000	3,196,713
Lloyds TSB Group plc
6.267%, 12/31/49 (l)§	4,680,000	4,599,340
Shinsei Finance II
7.160%, 7/29/49 (l)§	7,265,000	7,478,409
Societe Generale
5.922%, 12/31/49 (l)	4,065,000	4,065,000
Standard Chartered plc
6.409%, 12/31/49 (l)§	5,500,000	5,424,446
SunTrust Preferred Capital I
5.853%, 12/31/49 (l)	5,565,000	5,642,860
VTB Capital S.A. (Vneshtorgbank)
6.100%, 9/21/07 (l)§	4,150,000	4,150,000
6.100%, 9/21/07 (m) (l)	2,150,000	2,152,150
5.960%, 8/1/08 (l)§	10,700,000	10,705,350
Woori Bank
5.750%, 3/13/14 (l)§	4,160,000	4,194,104

		103,902,210

Consumer Finance (1.3%)
American General Finance Corp.
4.500%, 11/15/07	355,000	353,532
5.478%, 6/27/08 (l)	5,000,000	5,005,330
5.375%, 10/1/12	2,065,000	2,074,218
Capital One Capital III
7.686%, 8/15/36^	2,605,000	2,794,962
HSBC Finance Corp.
5.400%, 5/10/07 (l)	3,500,000	3,500,365
International Lease Finance Corp.
5.580%, 5/24/10 (l)	2,715,000	2,726,305
4.875%, 9/1/10	1,210,000	1,200,891
SLM Corp.
5.440%, 1/25/08^ (l)	2,780,000	2,781,810
5.500%, 7/27/09 (l)	2,750,000	2,750,201

		23,187,614

Diversified Financial Services (4.8%)
Caterpillar Financial Services Corp.
5.410%, 8/11/09 (l)	4,000,000	3,995,476
CIT Group, Inc.
5.510%, 8/15/08 (l)	4,125,000	4,131,121
5.510%, 1/30/09 (l)	4,065,000	4,069,919
Deutsche Bank Capital Funding Trust VII
5.628%, 1/19/49 (l)§	5,455,000	5,354,459
General Electric Capital Corp.
5.410%, 5/19/08 (l)	1,500,000	1,501,293
K2 Corp.
5.374%, 2/15/09 (l)	8,500,000	8,500,000
5.356%, 2/15/10 (l)	5,000,000	5,000,000
Kaupthing Bank HF
6.060%, 1/15/10 (l)§	7,575,000	7,655,545
5.750%, 10/4/11 (l)§	5,540,000	5,585,999
Links Finance LLC
5.605%, 9/15/08 (l)§	7,100,000	7,105,928
MUFG Capital Finance 1 Ltd.
6.346%, 12/29/49 (l)	4,945,000	5,051,130
Pemex Finance Ltd.
8.875%, 11/15/10	5,015,000	5,408,377
Pricoa Global Funding I
3.900%, 12/15/08 §	4,540,000	4,436,810
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49 (l)§	2,395,000	2,529,757
SMFG Preferred Capital 1 Ltd.
6.078%, 12/31/49 (l)§	4,385,000	4,393,507
Swiss Reinsurance Capital I LP
6.854%, 12/31/49 (l)§	6,880,000	7,107,480
TIAA Global Markets, Inc.
5.460%, 1/12/11 (l)§	2,000,000	2,001,632
ZFS Finance USA Trust II
6.450%, 12/15/35 (b)(l)	2,575,000	2,574,686

		86,403,119

Insurance (2.3%)
American International Group, Inc.
6.250%, 3/15/37	1,425,000	1,386,981
Financial Security Assurance Holdings Ltd.
6.400%, 12/15/66 (b)(l)	1,180,000	1,153,648
Hartford Financial Services Group, Inc.
5.250%, 10/15/11	1,455,000	1,458,990
Liberty Mutual Group, Inc.
7.500%, 8/15/36 §	2,480,000	2,649,548
Lincoln National Corp.
7.000%, 5/17/66^ (l)	4,295,000	4,500,743
MetLife, Inc.
6.400%, 12/15/36	2,135,000	2,084,599
Monumental Global Funding II
3.900%, 6/15/09 §	2,735,000	2,663,843
Nationwide Life Global Funding I
5.410%, 10/9/09 (l)§	6,000,000	5,998,986
Protective Life Secured Trusts, Series 05-A
5.440%, 1/14/08 (l)	1,820,000	1,821,400
Reinsurance Group of America, Inc.
6.750%, 12/15/65 (l)	3,930,000	3,904,030
Stingray Pass-Through Trust
5.902%, 1/12/15 §	4,000,000	3,922,915
Travelers Cos, Inc.
6.250%, 3/15/37 (l)	4,785,000	4,725,652
XL Capital Ltd.
6.500%, 12/31/49 (l)	5,580,000	5,412,109

		41,683,444

Real Estate Management & Development (0.3%)
Socgen Real Estate Co. LLC
7.640%, 12/29/49 (l)§	1,250,000	1,264,064
WEA Finance LLC/ WCI Finance LLC
5.700%, 10/1/16 §	4,000,000	4,049,672

		5,313,736

Thrifts & Mortgage Finance (2.4%)
Countrywide Financial Corp.
5.566%, 3/24/09^ (l)	4,300,000	4,291,353
Northern Rock plc
5.485%, 10/19/07 (l)§	2,250,000	2,251,778
Residential Capital LLC
5.840%, 6/9/08 (l)	3,250,000	3,217,256
6.125%, 11/21/08^	4,775,000	4,772,560
6.660%, 11/21/08 (l)	4,500,000	4,507,254
6.375%, 6/30/10	8,170,000	8,167,802
Sovereign Bancorp, Inc.
5.640%, 3/1/09 (l)	2,100,000	2,105,714
Washington Mutual Preferred Funding Delaware
6.534%, 12/31/49 (l)§	8,000,000	7,870,240
Washington Mutual Preferred Funding II
6.665%, 12/31/49 (l)§	4,400,000	4,318,173
Washington Mutual, Inc.
5.500%, 8/24/09 (l)	3,060,000	3,059,948

		44,562,078

Total Financials		380,614,452

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Government Securities (48.3%)
Agency CMO (3.5%)
Federal Home Loan Mortgage Corp.
4.500%, 2/15/11 IO		$933,019	$6,767
5.000%, 10/15/23 IO		4,185,175	198,958
5.000%, 11/15/28		12,591,536	12,533,986
6.500%, 5/15/35		4,054,311	4,173,667
Federal National Mortgage Association
6.500%, 9/25/33		6,136,978	6,205,119
6.500%, 10/25/33		11,821,359	11,956,340
6.500%, 12/25/33		5,881,337	5,944,096
6.500%, 1/25/34		5,294,964	5,357,629
5.570%, 11/25/36 (l)		10,903,718	10,961,513
5.560%, 12/25/36 (l)		5,828,006	5,846,782
Government National Mortgage Association
5.500%, 4/20/25 IO		843,893	11,065
5.500%, 1/20/27 IO		2,112,480	56,115
5.500%, 10/20/27 IO		5,064,930	243,579

			63,495,616

Foreign Governments (2.3%)
Bundesrepublik Deutschland
4.750%, 7/4/34	EUR	3,540,000	5,097,008
Egypt Government AID Bonds
4.450%, 9/15/15		$10,020,000	9,677,316
Russian Federation
12.750%, 6/24/28 (m)		4,275,000	7,757,415
United Kingdom Gilt
4.750%, 12/7/38	GBP	2,995,000	6,268,548
United Mexican States
6.060%, 1/13/09^ (l)		$7,125,000	7,185,562
8.000%, 9/24/22		3,985,000	4,911,513

			40,897,362

U.S. Government Agencies (36.7%)
Federal Home Loan Mortgage Corp.
6.750%, 3/15/31^		6,560,000	7,872,492
6.000%, 2/1/35		2,168,418	2,187,255
5.842%, 11/1/36 (l)		3,438,225	3,476,395
5.500%, 4/15/37 TBA		52,130,000	51,576,119
5.000%, 5/15/37 TBA		53,600,000	51,774,277
6.000%, 5/15/37 TBA		48,400,000	48,763,000
6.500%, 5/15/37 TBA		77,045,000	78,537,747
Federal National Mortgage Association
4.750%, 3/12/10^		17,400,000	17,377,676
6.125%, 3/15/12^		26,270,000	27,717,398
4.625%, 10/15/13^		32,015,000	31,506,250
7.000%, 7/1/34		471,253	488,721
6.500%, 2/1/35		1,912,252	1,951,924
7.000%, 3/1/35		457,939	472,427
7.000%, 9/1/35		2,749,372	2,836,357
7.000%, 10/1/35		140,382	144,823
7.000%, 11/1/35		370,122	381,832
7.000%, 12/1/35		5,430,259	5,602,064
7.000%, 1/1/36		4,089,906	4,219,027
7.000%, 2/1/36		2,769,404	2,856,751
7.000%, 3/1/36		4,148,759	4,279,643
7.000%, 4/1/36		402,552	415,249
7.000%, 5/1/36		809,036	834,553
7.000%, 6/1/36		975,307	1,006,068
7.000%, 7/1/36		14,293,767	14,744,593
7.000%, 8/1/36		28,445,660	29,343,804
7.000%, 9/1/36		1,383,011	1,426,631
7.000%, 10/1/36		10,998,902	11,345,808
5.602%, 12/1/36 (l)		18,308,628	18,386,883
4.500%, 4/25/22 TBA		18,600,000	18,001,303
5.500%, 4/25/22 TBA		74,930,000	75,093,947
6.000%, 4/25/22 TBA		9,835,000	9,994,819
6.000%, 5/25/22 TBA		50,815,000	51,624,889
7.000%, 4/25/37 TBA		$725,000	$747,656
4.500%, 5/25/37 TBA		13,900,000	13,052,962
5.000%, 5/25/37 TBA		61,000,000	58,922,218
Government National Mortgage Association
5.500%, 4/15/37 TBA		2,450,000	2,436,219
6.500%, 4/15/37 TBA		14,125,000	14,486,953

			665,886,733

U.S. Treasuries (5.8%)
U.S. Treasury Bonds
8.875%, 2/15/19^#(a)		8,745,000	11,949,220
7.250%, 8/15/22^		3,000,000	3,752,109
6.375%, 8/15/27^		5,445,000	6,448,922
6.125%, 11/15/27^		1,147,000	1,324,247
6.125%, 8/15/29^		840,000	976,959
6.250%, 5/15/30^		18,150,000	21,503,503
4.500%, 2/15/36^		3,150,000	2,969,858
Inflation Indexed
2.375%, 1/15/27		9,980,106	10,062,362
U.S. Treasury Notes
4.000%, 9/30/07#(a)		2,000,000	1,989,922
5.125%, 6/30/08^		2,880,000	2,890,351
4.875%, 5/15/09^		7,570,000	7,610,810
3.500%, 2/15/10		70,000	68,050
4.500%, 2/28/11^		5,690,000	5,682,222
4.750%, 3/31/11^		4,555,000	4,589,518
4.875%, 4/30/11^		9,025,000	9,133,580
4.750%, 1/31/12^		5,610,000	5,658,869
4.625%, 11/15/16^		9,310,000	9,282,721

			105,893,223

Total Government Securities			876,172,934

Industrials (0.1%)
Building Products (0.1%)
Owens Corning, Inc.
7.000%, 12/1/36 §		2,620,000	2,612,992

Total Industrials			2,612,992

Information Technology (0.5%)
Computers & Peripherals (0.2%)
Hewlett Packard Co.
5.485%, 5/22/09 (l)		3,500,000	3,504,637

Software (0.3%)
Oracle Corp.
5.590%, 1/13/09 (l)		5,470,000	5,475,574

Total Information Technology			8,980,211

Telecommunication Services (1.9%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
6.800%, 5/15/36^		4,595,000	4,898,688
Telefonica Emisiones S.A.U.
5.650%, 6/19/09 (l)		7,500,000	7,525,223
Verizon Communications, Inc.
5.350%, 2/15/11^		2,260,000	2,273,226
5.850%, 9/15/35		1,640,000	1,550,910
6.250%, 4/1/37		1,000,000	990,500

			17,238,547

Wireless Telecommunication Services (1.0%)
America Movil S.A. de C.V.
5.448%, 6/27/08 (l)§		4,000,000	4,000,000
New Cingular Wireless Services, Inc.
8.125%, 5/1/12		1,270,000	1,429,607
8.750%, 3/1/31		1,710,000	2,205,802

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Rogers Wireless, Inc.
6.375%, 3/1/14	$2,835,000	$2,905,875
Sprint Nextel Corp.
6.000%, 12/1/16	7,270,000	7,154,451

		17,695,735

Total Telecommunication Services		34,934,282

Utilities (1.8%)
Electric Utilities (0.8%)
Appalachian Power Co.
5.800%, 10/1/35	3,585,000	3,398,412
ITC Holdings Corp.
6.375%, 9/30/36 §	2,005,000	2,016,695
Pacificorp
4.300%, 9/15/08	1,550,000	1,531,005
TXU Electric Delivery Co.
5.725%, 9/16/08 (b)(l)	5,225,000	5,224,216
Virginia Electric & Power Co.
4.500%, 12/15/10	1,485,000	1,452,094

		13,622,422

Gas Utilities (0.1%)
Nakilat, Inc.
6.067%, 12/31/33 §	2,700,000	2,604,096

Multi-Utilities (0.9%)
Dominion Resources, Inc.
5.650%, 9/28/07 (l)	3,500,000	3,501,316
8.125%, 6/15/10	1,695,000	1,846,187
6.750%, 12/15/32	50,000	53,701
6.300%, 3/15/33	1,805,000	1,834,857
MidAmerican Energy Holding Co.
6.125%, 4/1/36	3,295,000	3,287,876
Public Service Enterprise Group, Inc.
5.725%, 9/21/08 (l)	4,185,000	4,189,511
Xcel Energy, Inc.
6.500%, 7/1/36	1,290,000	1,356,016

		16,069,464

Total Utilities		32,295,982

Total Long-Term Debt Securities (113.8%) (Cost $2,068,281,312)		2,066,326,495

SHORT-TERM INVESTMENTS:
Commercial Paper (11.7%)
Alpine Securitization Corp.
5.09%, 4/13/07 (b)(p)	27,750,000	27,699,107
Atlantic Asset Securitization Corp.
5.14%, 4/24/07 (b)(p)	18,750,000	18,685,954
Crown Point Capital Co. LLC
4.72%, 4/20/07 (b)(p)	21,000,000	20,945,104
Fairway Finance Corp.
5.15%, 4/5/07 §(p)	9,000,000	8,993,566
Lexington Parker Capital Corp.
4.36%, 4/16/07 (p)	30,750,000	30,690,574
Sheffield Receivables Corp.
5.12%, 4/23/07 (b)(p)	26,750,000	26,662,748
Ticonderoga Funding LLC
5.12%, 4/26/07 (b)(p)	31,750,000	31,632,963
Windmill Funding Corp.
5.11%, 4/2/07 (n)(p)	27,000,000	26,992,343
Yorktown Capital LLC
5.18%, 5/9/07 (p)	19,888,000	19,777,089

Total Commercial Paper		212,079,448

Government Securities (1.7%)
Federal Farm Credit Bank
5.00%, 4/2/07 (o)(p)	1,646,000	1,645,543
Federal Home Loan Bank
5.00%, 4/2/07 (o)(p)	15,000,000	14,995,833
Federal National Mortgage Association
5.00%, 4/2/07 (o)(p)	$13,081,000	$13,077,367

Total Government Securities		29,718,743

Short-Term Investments of Cash Collateral for Securities Loaned (7.7%)
Bear Stearns Cos., Inc.
5.54%, 4/6/07 (l)	10,000,000	10,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	5,000,000	5,000,000
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	5,000,000	5,000,000
CC USA, Inc.
5.38%, 2/20/08 (l)	9,498,097	9,498,097
Citigroup Global Markets, Inc.
5.51%, 4/6/07 (l)	5,000,000	5,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	8,000,000	8,000,000
Goldman Sachs Group, Inc.
5.56%, 4/30/08 (l)	10,000,000	10,000,000
K2 (USA) LLC
5.38%, 6/10/08 (l)	9,996,872	9,996,872
Monumental Global Funding II
5.40%, 3/26/10 (l)	3,000,000	3,000,000
Morgan Stanley
5.62%, 4/30/08 (l)	5,000,000	5,000,000
New York Life Insurance Co.
5.41%, 6/29/07 (l)	6,000,000	6,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	28,700,989	28,700,989
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	7,000,000	7,000,000
Unicredito Italiano Bank (Ireland) plc
5.33%, 4/30/08 (l)	11,000,000	11,000,000
5.34%, 4/30/08 (l)	5,000,000	5,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	1,999,759	1,999,759
Wells Fargo & Co.
5.55%, 3/27/09 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		140,195,717

Total Short-Term Investments (21.1%) (Cost/Amortized Cost $ 382,001,179)		381,993,908

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Federal Funds Futures
April 2007 @ $94.75*	42	875
April 2007 @ $95.00*	78	813

		1,688

Put Options Purchased (0.0%)
Federal Funds Futures
April 2007 @ $94.75*	390	8,126
July 2007 @ $94.75*	313	6,521
July 2007 @ $94.81*	442	92,090

		106,737

Total Options Purchased (0.0%) (Cost $127,074)		108,425

Total Investments before Options Written (134.9%) (Cost/Amortized Cost $2,450,409,565)		2,448,428,828

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Contract	Value (Note 1)
OPTIONS WRITTEN:
Put Options Written (-0.0%)
Federal Funds Futures April 2007 @ $94.94* (Premiums Received $28,327)	(39)	$(30,877)

Total Investments after Options Written (134.9%) (Cost/Amortized Cost$ 2,450,381,238)		2,448,397,951
Other Assets Less Liabilities (-34.9%)		(633,314,213)

Net Assets (100%)		$1,815,083,738

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $265,055,982 or 14.60% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO	—	Collateralized Mortgage Obligation
EUR	—	European Currency Unit
GBP	—	British Pound
IO	—	Interest only
TBA	—	Security is subject to delayed delivery.

At March 31, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/07	Unrealized Appreciation/ (Depreciation)
Canadian Government 10 Year Bond	36	June-07	$3,526,182	$3,534,517	$8,335
Federal Funds 30 Day	81	April-07	31,985,744	31,978,151	(7,593)
Japanese Yen 10 Year Bond	3	June-07	3,417,274	3,415,224	(2,050)
United Kingdom Long Gilt	137	June-07	29,377,933	29,065,085	(312,848)
U.S. Treasury Bonds	298	June-07	33,586,303	33,152,500	(433,803)
U.S. 5 Year Treasury Notes	904	June-07	95,765,593	95,640,375	(125,218)
U.S. 10 Year Treasury Notes	199	June-07	21,530,182	21,516,875	(13,307)

					$(886,484)

Sales
EURO-BOBL	(218)	June-07	$31,700,386	$31,503,671	$196,715
EURO-BUND	(315)	June-07	48,859,638	48,357,503	502,135
U.S. 2 Year Treasury Notes	(44)	June-07	9,026,752	9,015,188	11,564

					$710,414

					$(176,070)

At March 31, 2007 the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Foreign Currency Sell Contracts
British Pound, expiring 4/30/07	3,313	$6,488,742	$6,519,188	$(30,446)
European Union, expiring 4/30/07	1,453	1,917,130	1,943,081	(25,951)
European Union, expiring 4/30/07	2,520	3,326,198	3,369,970	(43,772)

				$(100,169)

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Options written for the three months March 31, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	39	$28,327
Options Written	5,012	1,310,639
Options Terminated in Closing Purchase Transactions	(3,447)	(1,106,721)
Options Expired	(1,565)	(203,918)
Options Exercised	—	—

Options Outstanding—March 31, 2007	39	$28,327

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,420,931,689
Long-term U.S. Treasury securities	80,064,958

$2,500,996,647

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,398,070,512
Long-term U.S. Treasury securities	115,094,540

$2,513,165,052

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,091,421
Aggregate gross unrealized depreciation	(11,072,158)

Net unrealized depreciation	$(1,980,737)

Federal income tax cost of investments	$2,450,409,565

At March 31, 2007, the Portfolio had loaned securities with a total value of $213,969,402. This was secured by collateral of $140,195,717 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,447,083, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities. The remaining collateral of $76,884,692 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $13,899,800 of which $4,514,245 expires in the year 2013, and $9,385,555 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.0%)
Household Durables (0.7%)
Toll Brothers, Inc.*^	158,389	$4,336,691

Media (3.2%)
News Corp., Class A	366,000	8,461,920
R.H. Donnelley Corp.^	72,454	5,136,264
Time Warner Cable, Inc., Class A*	88,300	3,308,601
Time Warner, Inc.	172,800	3,407,616

		20,314,401

Multiline Retail (0.9%)
Dollar General Corp.	285,200	6,031,980

Specialty Retail (2.2%)
Advance Auto Parts, Inc.^	143,700	5,539,635
Staples, Inc.	338,100	8,736,504

		14,276,139

Total Consumer Discretionary		44,959,211

Consumer Staples (7.1%)
Food & Staples Retailing (0.6%)
SUPERVALU, Inc.	105,500	4,121,885

Food Products (0.9%)
Kellogg Co.	60,600	3,116,658
Wm. Wrigley Jr. Co.	48,300	2,459,919

		5,576,577

Household Products (3.1%)
Procter & Gamble Co.	312,100	19,712,236

Personal Products (0.6%)
Avon Products, Inc.	106,833	3,980,597

Tobacco (1.9%)
Altria Group, Inc.	139,900	12,284,619

Total Consumer Staples		45,675,914

Energy (13.4%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	63,800	4,219,094
Halliburton Co.	156,100	4,954,614
Weatherford International Ltd.*^	65,100	2,936,010

		12,109,718

Oil, Gas & Consumable Fuels (11.5%)
Chevron Corp.	117,900	8,719,884
ConocoPhillips	193,200	13,205,220
Devon Energy Corp.	75,200	5,205,344
Exxon Mobil Corp.	451,700	34,080,765
Occidental Petroleum Corp.	190,900	9,413,279
Peabody Energy Corp.	77,500	3,118,600

		73,743,092

Total Energy		85,852,810

Financials (31.7%)
Capital Markets (3.6%)
Bank of New York Co., Inc.	77,900	3,158,845
Morgan Stanley	105,500	8,309,180
TD Ameritrade Holding Corp.*^	764,700	11,378,736

		22,846,761

Commercial Banks (6.5%)
Fifth Third Bancorp	86,500	3,346,685
Marshall & Ilsley Corp.	95,400	4,417,974
SunTrust Banks, Inc.	75,600	6,277,824
U.S. Bancorp	190,400	6,658,288
Wachovia Corp.	207,700	11,433,885
Wells Fargo & Co.	263,200	9,061,976

		41,196,632

Consumer Finance (0.8%)
Capital One Financial Corp.	69,600	$5,252,016

Diversified Financial Services (9.5%)
Bank of America Corp.	573,979	29,284,409
CIT Group, Inc.	41,400	2,190,888
Citigroup, Inc.	565,000	29,007,100

		60,482,397

Insurance (6.5%)
Ambac Financial Group, Inc.	53,006	4,579,188
American International Group, Inc.	40,400	2,715,688
Assurant, Inc.	76,900	4,124,147
Genworth Financial, Inc., Class A	359,800	12,571,412
Hartford Financial Services Group, Inc.	50,000	4,779,000
MBIA, Inc.^	79,400	5,199,906
MetLife, Inc.	94,700	5,980,305
Renaissance Reinsurance Holdings Ltd.	34,800	1,744,872

		41,694,518

Real Estate Investment Trusts (REITs) (0.9%)
Equity Residential (REIT)	45,200	2,179,996
Mack-Cali Realty Corp. (REIT)^	76,800	3,657,984

		5,837,980

Thrifts & Mortgage Finance (3.9%)
Countrywide Financial Corp.	91,700	3,084,788
Freddie Mac	236,200	14,051,538
MGIC Investment Corp.	135,300	7,971,876

		25,108,202

Total Financials		202,418,506

Health Care (7.4%)
Health Care Providers & Services (1.8%)
Aetna, Inc.	95,400	4,177,566
WellPoint, Inc.*	88,000	7,136,800

		11,314,366

Pharmaceuticals (5.6%)
Abbott Laboratories	77,900	4,346,820
Merck & Co., Inc.	267,400	11,811,058
Pfizer, Inc.	169,200	4,273,992
Sepracor, Inc.*^	75,800	3,534,554
Wyeth	242,000	12,107,260

		36,073,684

Total Health Care		47,388,050

Industrials (8.5%)
Aerospace & Defense (1.6%)
Honeywell International, Inc.	95,100	4,380,306
L-3 Communications Holdings, Inc.	31,600	2,764,052
Spirit Aerosystems Holdings, Inc., Class A*^	105,500	3,360,175

		10,504,533

Industrial Conglomerates (2.7%)
General Electric Co.	478,400	16,916,224

Machinery (1.8%)
Dover Corp.	65,700	3,206,817
Joy Global, Inc.^	107,100	4,594,590
Kennametal, Inc.	53,900	3,644,179

		11,445,586

Road & Rail (2.4%)
Burlington Northern Santa Fe Corp.	51,400	4,134,102
Norfolk Southern Corp.	159,500	8,070,700
Union Pacific Corp.	32,500	3,300,375

		15,505,177

Total Industrials		54,371,520

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (4.9%)
Communications Equipment (2.2%)
Corning, Inc.*	474,500	$10,790,130
Motorola, Inc.	183,000	3,233,610

		14,023,740

Electronic Equipment & Instruments (0.3%)
Arrow Electronics, Inc.*^	59,500	2,246,125

Internet Software & Services (0.8%)
Yahoo!, Inc.*	158,000	4,943,820

IT Services (0.4%)
Affiliated Computer Services, Inc., Class A*^	48,200	2,838,016

Office Electronics (0.6%)
Xerox Corp.*	216,500	3,656,685

Software (0.6%)
Symantec Corp.*	223,400	3,864,820

Total Information Technology		31,573,206

Materials (4.8%)
Chemicals (2.3%)
Dow Chemical Co.	84,200	3,861,412
Praxair, Inc.	80,200	5,049,392
Rohm & Haas Co.	116,800	6,040,896

		14,951,700

Containers & Packaging (0.4%)
Ball Corp.	55,000	2,521,750

Metals & Mining (1.2%)
Alcan, Inc.	140,400	7,328,880

Paper & Forest Products (0.9%)
Domtar Corp.*^	553,200	5,150,292
Weyerhaeuser Co.	7,454	557,112

		5,707,404

Total Materials		30,509,734

Telecommunication Services (7.5%)
Diversified Telecommunication Services (5.1%)
AT&T, Inc.	219,800	8,666,714
Verizon Communications, Inc.	623,100	23,627,952

		32,294,666

Wireless Telecommunication Services (2.4%)
Crown Castle International Corp.*	189,584	6,091,334
Sprint Nextel Corp.	502,800	9,533,088

		15,624,422

Total Telecommunication Services		47,919,088

Utilities (6.6%)
Electric Utilities (2.7%)
Edison International, Inc.	168,400	8,273,492
Northeast Utilities	122,400	4,011,048
Sierra Pacific Resources*	270,600	4,703,028

		16,987,568

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc., Class A*	13,254	122,732

Multi-Utilities (3.9%)
Consolidated Edison, Inc.^	86,900	4,437,114
Dominion Resources, Inc.	84,800	7,527,696
DTE Energy Co.^	111,200	5,326,480
SCANA Corp.^	75,900	3,276,603
Xcel Energy, Inc.^	176,300	$4,352,847

		24,920,740

Total Utilities		42,031,040

Total Common Stocks (98.9%) (Cost $561,433,654)		632,699,079

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (1.1%)
Federal Home Loan Bank
5.00%, 4/2/07 (o)(p)	$3,400,000	3,399,055
Federal National Mortgage Association
5.00%, 4/2/07 (o)(p)	3,425,000	3,424,049

Total Government Securities		6,823,104

Short-Term Investments of Cash Collateral for Securities Loaned (6.5%)
American Express Credit Corp.
5.32%, 6/12/07 (l)	1,000,000	1,000,000
CIC N.Y.
5.34%, 5/29/07 (l)	1,000,000	1,000,000
Citigroup Global Markets, Inc.
5.51%, 4/6/07 (l)	2,000,000	2,000,000
Dexia Credit Local de France
5.34%, 4/13/07 (l)	5,000,000	5,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	2,000,000	2,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	28,601,912	28,601,912
Park Sienna LLC
5.30%, 5/4/07	991,250	991,250
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	1,000,000	1,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		41,593,162

Total Short-Term Investments (7.6%) (Cost/Amortized Cost $48,417,213)		48,416,266

Total Investments (106.5%) (Cost/Amortized Cost $609,850,867)		681,115,345
Other Assets Less Liabilities (-6.5%)		(41,454,812)

Net Assets (100%)		$639,660,533

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$106,774,432
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$105,341,296

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,488,260
Aggregate gross unrealized depreciation	(6,096,159)

Net unrealized appreciation	$69,392,101

Federal income tax cost of investments	$611,723,244

At March 31, 2007, the Portfolio had loaned securities with a total value of $40,589,891. This was secured by collateral of $41,593,162 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $980 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (28.4%)
Automobiles (0.4%)
General Motors Corp.^	30,700	$940,648

Household Durables (3.5%)
Beazer Homes USA, Inc.^	17,800	516,734
Centex Corp.	62,000	2,590,360
Pulte Homes, Inc.^	109,400	2,894,724
Ryland Group, Inc.^	26,200	1,105,378

		7,107,196

Internet & Catalog Retail (9.9%)
Amazon.com, Inc.*	233,700	9,298,923
Expedia, Inc.*	190,300	4,411,154
IAC/InterActiveCorp*	165,700	6,248,547

		19,958,624

Leisure Equipment & Products (2.4%)
Eastman Kodak Co.^	213,500	4,816,560

Media (4.8%)
DIRECTV Group, Inc.*	214,100	4,939,287
Time Warner, Inc.	238,900	4,711,108

		9,650,395

Multiline Retail (4.4%)
Sears Holdings Corp.*	48,900	8,809,824

Specialty Retail (2.2%)
Home Depot, Inc.	119,300	4,383,082

Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc., Class B	15,600	1,657,656

Total Consumer Discretionary		57,323,985

Financials (14.0%)
Consumer Finance (1.6%)
Capital One Financial Corp.	44,000	3,320,240

Diversified Financial Services (7.2%)
Citigroup, Inc.	104,700	5,375,298
JPMorgan Chase & Co.	187,300	9,061,574

		14,436,872

Insurance (2.4%)
American International Group, Inc.	70,600	4,745,732

Thrifts & Mortgage Finance (2.8%)
Countrywide Financial Corp.	169,600	5,705,344

Total Financials		28,208,188

Health Care (12.3%)
Biotechnology (0.1%)
Amgen, Inc.*	2,000	111,760

Health Care Providers & Services (10.6%)
Aetna, Inc.	160,800	7,041,432
Health Net, Inc.*	91,100	4,902,091
UnitedHealth Group, Inc.	179,000	9,481,630

		21,425,153

Pharmaceuticals (1.6%)
Pfizer, Inc.	127,200	3,213,072

Total Health Care		24,749,985

Industrials (7.7%)
Building Products (0.5%)
Masco Corp.	35,400	969,960

Industrial Conglomerates (7.2%)
General Electric Co.	99,100	3,504,176
Tyco International Ltd.	353,900	11,165,545

		14,669,721

Total Industrials		15,639,681

Information Technology (21.3%)
Communications Equipment (1.8%)
Cisco Systems, Inc.*	119,600	$3,053,388
Motorola, Inc.	39,500	697,965

		3,751,353

Computers & Peripherals (5.2%)
Dell, Inc.*	55,800	1,295,118
Hewlett-Packard Co.	85,800	3,444,012
International Business Machines Corp.	29,900	2,818,374
Seagate Technology	124,300	2,896,190

		10,453,694

Internet Software & Services (11.3%)
eBay, Inc.*	179,100	5,937,165
Google, Inc., Class A*	19,900	9,117,384
Yahoo!, Inc.*	248,100	7,763,049

		22,817,598

Software (3.0%)
CA, Inc.	102,600	2,658,366
Electronic Arts, Inc.*	65,800	3,313,688

		5,972,054

Total Information Technology		42,994,699

Telecommunication Services (9.4%)
Diversified Telecommunication Services (4.5%)
Qwest Communications International, Inc.*^	1,011,700	9,095,183

Wireless Telecommunication Services (4.9%)
Sprint Nextel Corp.	520,100	9,861,096

Total Telecommunication Services		18,956,279

Utilities (5.2%)
Independent Power Producers & Energy Traders (5.2%)
AES Corp.*	484,800	10,432,896

Total Utilities		10,432,896

Total Common Stocks (98.3%) (Cost $186,925,978)		198,305,713

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.8%)
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	$250,000	250,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	14,170,061	14,170,061
Park Sienna LLC
5.30%, 5/4/07	495,625	495,625
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	750,000	750,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		15,665,686

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (1.5%)
JPMorgan Chase Nassau
4.79%, 4/2/07	$3,017,150	$3,017,150

Total Short-Term Investments (9.3%) (Amortized Cost $18,682,836)		18,682,836

Total Investments (107.6%) (Cost/Amortized Cost $205,608,814)		216,988,549
Other Assets Less Liabilities (-7.6%)		(15,374,618)

Net Assets (100%)		$201,613,931

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$10,664,042
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$12,634,363

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,472,662
Aggregate gross unrealized depreciation	(6,180,729)

Net unrealized appreciation	$11,291,933

Federal income tax cost of investments	$205,696,616

At March 31, 2007, the Portfolio had loaned securities with a total value of $15,485,984. This was secured by collateral of $15,665,686 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (18.0%)
Asset-Backed Securities (13.9%)
Accredited Mortgage Loan Trust, Series 07-1 A1
5.370%, 2/25/37 (l)	$7,845,180	$7,843,793
ACE Securities Corp., Series 06-NC3 A2A
5.370%, 12/25/36 (l)	5,235,662	5,235,264
Banc of America Securities Auto Trust, Series 06-G1 A4
5.170%, 12/20/10	7,150,000	7,176,875
Bear Stearns Asset Backed Securities, Inc.,
Series 05-HE12 1A1
5.420%, 12/25/35 (l)	2,065,583	2,066,006
Series 06-HE10 21A1
5.390%, 12/25/36 (l)	4,085,996	4,083,326
Carrington Mortgage Loan Trust,
Series 06-NC5 A1
5.370%, 1/25/37 (l)	5,855,476	5,854,594
Series 07-RFC1 A1
5.370%, 12/25/36 (l)	6,903,228	6,902,029
Citibank Credit Card Issuance Trust, Series 05-A9 A9
5.100%, 11/20/17	5,000,000	4,967,943
Countrywide Asset-Backed Certificates,
Series 06-19 2A1
5.380%, 3/25/37 (l)	1,644,056	1,643,948
Series 06-22 2A1
5.370%, 5/25/37 (l)	4,533,102	4,552,074
Series 06-25 2A1
5.390%, 6/25/37 (l)	6,535,920	6,534,860
Series 06-26 2A1
5.400%, 6/25/37 (l)	3,837,688	3,837,370
Series 07-6 2A1
5.420%, 9/25/37 (l)	7,150,000	7,150,000
Ford Credit Auto Owner Trust, Series 06-B A2A
5.420%, 7/15/09	6,600,000	6,603,896
IXIS Real Estate Capital Trust, Series 07-HE1 A1
5.380%, 5/25/37 (l)	7,156,447	7,156,025
Morgan Stanley ABS Capital I,
Series 06-HE8 A2A
5.370%, 10/25/36 (l)	4,647,815	4,647,485
Series 07-HE4 A2A
5.430%, 2/25/37 (l)	9,400,000	9,400,000
Series 07-NC1 A2A
5.370%, 11/25/36 (l)	5,843,630	5,843,186
Nationstar Home Equity Loan Trust, Series 06-B AV1
6.020%, 9/25/36 (l)	3,856,777	3,856,768
New Century Home Equity Loan Trust, Series 05-3 A2B
5.500%, 7/25/35 (l)	3,283,098	3,282,815
Nissan Auto Receivables Owner Trust, Series 06-C A3
5.440%, 4/15/10	3,750,000	3,770,215
Residential Asset Mortgage Products, Inc.,
Series 06-EFC2 A1
5.380%, 12/25/36 (l)	4,905,609	4,905,596
Series 07-KZ1 A1
5.390%, 2/25/37 (l)	5,033,347	5,032,872
Structured Asset Securities Corp., Series 06-BC6 A2
5.400%, 1/25/37 (l)	5,104,585	5,103,822

		127,450,762

Non-Agency CMO (4.1%)
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW14 A4
5.201%, 12/11/38	$3,500,000	$3,450,895
Citigroup Commercial Mortgage Trust, Series 06-C4 A3
5.724%, 3/15/49 (l)	5,000,000	5,150,348
Countrywide Alternative Loan Trust
Series 06-OC8 2A1A
5.410%, 11/25/36 (l)	5,880,937	5,882,725
Series 06-OC10 2A1
5.410%, 11/25/36 (l)	3,835,093	3,833,732
Series 06-OC11 2A1
5.420%, 1/25/37 (l)	5,462,142	5,460,992
CW Capital Cobalt Ltd., Series 06-C1 A4
5.223%, 8/15/48	4,000,000	3,941,702
LB-UBS Commercial Mortgage Trust, Series 05-C3 A5
4.739%, 7/15/30	10,000,000	9,624,213

		37,344,607

Total Asset-Backed and Mortgage-Backed Securities		164,795,369

Consumer Discretionary (2.9%)
Automobiles (0.2%)
DaimlerChrysler AG
7.450%, 3/1/27^	2,000,000	2,253,808

Media (2.7%)
Comcast Corp.
7.050%, 3/15/33^	3,500,000	3,757,604
Historic TW, Inc.
6.625%, 5/15/29^	8,500,000	8,601,966
News America Holdings, Inc.
7.700%, 10/30/25	3,500,000	3,985,621
News America, Inc.
6.400%, 12/15/35	3,800,000	3,779,765
TCI Communications, Inc.
7.875%, 2/15/26	4,000,000	4,592,488

		24,717,444

Total Consumer Discretionary		26,971,252

Energy (2.2%)
Energy Equipment & Services (0.4%)
Halliburton Co.
8.750%, 2/15/21	2,800,000	3,548,171

Oil, Gas & Consumable Fuels (1.8%)
Anadarko Finance Co.,
Series B,
7.500%, 5/1/31	2,750,000	3,035,590
Anadarko Petroleum Corp.
6.450%, 9/15/36	6,500,000	6,432,056
ChevronTexaco Corp.
9.750%, 3/15/20	2,000,000	2,782,430
ConocoPhillips Canada Funding Co.
5.950%, 10/15/36	1,920,000	1,941,379
EnCana Corp.
6.500%, 8/15/34^	2,500,000	2,594,263

		16,785,718

Total Energy		20,333,889

Financials (4.5%)
Capital Markets (0.8%)
Goldman Sachs Group, Inc.
6.125%, 2/15/33	3,000,000	2,998,242

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley
6.250%, 8/9/26^	$4,500,000	$4,619,781

		7,618,023

Commercial Banks (1.6%)
First Union National Bank of Florida Series BKN1,
6.180%, 2/15/36	5,000,000	5,285,335
HSBC Holdings plc
7.625%, 5/17/32	1,000,000	1,184,275
SunTrust Capital VIII
6.100%, 12/15/36 (l)	1,620,000	1,517,514
UBS/New York
7.750%, 9/1/26	2,000,000	2,425,584
Wells Fargo Bank N.A.
5.950%, 8/26/36	4,300,000	4,348,684

		14,761,392

Diversified Financial Services (1.2%)
Citigroup, Inc.
5.850%, 12/11/34^	7,425,000	7,373,916
6.125%, 8/25/36	3,000,000	3,047,103

		10,421,019

Insurance (0.9%)
Liberty Mutual Group, Inc.
6.500%, 3/15/35 §	3,000,000	2,906,115
MetLife, Inc.
5.700%, 6/15/35	4,000,000	3,845,080
Prudential Financial, Inc.
5.900%, 3/17/36	1,500,000	1,489,644

		8,240,839

Total Financials		41,041,273

Government Securities (73.9%)
Agency CMO (5.3%)
Federal Home Loan Mortgage Corp.
4.500%, 4/15/19	4,850,000	4,600,655
5.500%, 3/15/30	5,504,843	5,529,377
5.500%, 12/15/35	5,430,000	5,318,174
5.000%, 1/15/36	14,523,454	12,959,425
Federal National Mortgage Association
4.500%, 9/25/18	5,340,000	5,090,154
5.500%, 5/25/35	13,212,000	12,899,963
5.000%, 7/1/36 IO	9,083,826	2,174,515

		48,572,263

Foreign Governments (0.1%)
Province of British Columbia
7.250%, 9/1/36	1,000,000	1,251,690

U.S. Government Agencies (9.3%)
Federal Farm Credit Bank
6.890%, 9/12/25	10,750,000	12,873,523
Federal National Mortgage Association
5.850%, 9/1/21	3,122,404	3,287,928
6.390%, 8/1/24	792,603	858,497
6.250%, 5/15/29^	23,900,000	26,931,930
6.625%, 11/15/30^	16,850,000	19,862,072
6.000%, 10/1/36	20,991,625	21,147,659

		84,961,609

U.S. Treasuries (59.2%)
U.S. Treasury Bonds
8.125%, 8/15/19^	11,260,000	14,704,862
8.750%, 8/15/20^	98,900,000	136,397,045
6.250%, 8/15/23^	182,870,000	209,943,355
6.250%, 5/15/30^	2,900,000	3,435,821
4.500%, 2/15/36	61,780,000	58,246,925
4.750%, 2/15/37	19,075,000	18,776,953
Inflation Indexed
2.375%, 1/15/27	4,927,332	4,967,943
3.625%, 4/15/28^	1,251,240	1,523,043
U.S. Treasury Notes
4.625%, 2/29/12	$15,500,000	$15,557,520
4.625%, 2/15/17	24,950,000	24,899,327
U.S. Treasury STRIPS
5.000%, 8/15/21 (p)^	23,525,000	11,521,557
5.030%, 11/15/27 (p)^	115,925,000	41,957,547

		541,931,898

Total Government Securities		676,717,460

Health Care (2.0%)
Health Care Providers & Services (0.6%)
UnitedHealth Group, Inc.
5.800%, 3/15/36	3,500,000	3,371,746
WellPoint, Inc.
5.850%, 1/15/36	1,875,000	1,811,586

		5,183,332

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.
5.875%, 11/15/36	3,335,000	3,268,303
Eli Lilly & Co.
5.550%, 3/15/37^	5,385,000	5,143,413
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36	2,000,000	1,929,022
Wyeth
6.000%, 2/15/36	3,000,000	2,983,434

		13,324,172

Total Health Care		18,507,504

Industrials (0.2%)
Aerospace & Defense (0.2%)
Honeywell International, Inc.
5.700%, 3/15/37	2,010,000	1,945,509

Total Industrials		1,945,509

Materials (1.4%)
Metals & Mining (1.4%)
Alcoa, Inc.
5.870%, 2/23/22 §	1,425,000	1,415,126
Falconbridge Ltd.
6.200%, 6/15/35^	3,500,000	3,513,090
Teck Cominco Ltd.
6.125%, 10/1/35	3,500,000	3,391,927
Vale Overseas Ltd.
6.875%, 11/21/36	4,500,000	4,647,092

Total Materials		12,967,235

Telecommunication Services (4.1%)
Diversified Telecommunication Services (3.6%)
AT&T Corp.
8.000%, 11/15/31	3,000,000	3,707,361
Deutsche Telekom
International Finance B.V.
8.250%, 6/15/30	3,205,000	3,969,899
France Telecom S.A.
8.500%, 3/1/31^	2,000,000	2,599,322
Sprint Capital Corp.
6.875%, 11/15/28^	2,000,000	1,991,774
8.750%, 3/15/32^	2,500,000	2,948,798
Telecom Italia Capital S.A.
6.000%, 9/30/34^	4,500,000	4,074,871
Telefonica Emisiones S.A.U.
7.045%, 6/20/36^	4,500,000	4,805,496
Verizon Communications, Inc.
7.750%, 12/1/30^	3,500,000	4,056,815
6.250%, 4/1/37	4,600,000	4,561,866

		32,716,202

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (0.5%)
Vodafone Group plc
7.875%, 2/15/30	$2,500,000	$2,885,942
6.150%, 2/27/37	1,900,000	1,834,224

		4,720,166

Total Telecommunication Services		37,436,368

Utilities (1.3%)
Electric Utilities (0.7%)
Cleveland Electric Illuminating Co.
5.950%, 12/15/36	2,500,000	2,382,525
Florida Power & Light Co.
5.400%, 9/1/35	2,500,000	2,371,065
MidAmerican Energy Co.
5.800%, 10/15/36	1,550,000	1,528,196

		6,281,786

Multi-Utilities (0.6%)
Dominion Resources, Inc. Series B,
5.950%, 6/15/35	2,000,000	1,943,664
Energy East Corp.
6.750%, 7/15/36	3,500,000	3,698,685

		5,642,349

Total Utilities		11,924,135

Total Long-Term Debt Securities (110.5%) (Cost $1,014,209,553)		1,012,639,994

SHORT-TERM INVESTMENTS:
Government Securities (1.1%)
U.S. Treasury Bills
5.10%, 4/12/07 (p)^	10,500,000	10,482,164

Short-Term Investments of Cash Collateral for Securities Loaned (26.0%)
Anglo Irish Bank Corp. plc
5.37%, 8/6/07	7,790,800	7,790,800
ANZ National Bank Ltd.
5.37%, 3/6/09 (l)	5,996,845	5,996,845
Bank of Montreal/Chicago
5.35%, 3/12/09 (l)	7,000,000	7,000,000
BBVA Senior Finance S.A.
5.39%, 3/12/10 (l)	6,000,000	6,000,000
Bear Stearns Cos., Inc.
5.38%, 9/28/07 (l)	5,000,000	5,000,000
Beta Finance, Inc.
5.39%, 2/17/09 (l)	4,996,439	4,996,439
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.40%, 4/28/08 (l)	7,000,000	7,000,000
Comerica Bank
5.38%, 8/27/08 (l)	6,996,457	6,996,457
Deutsche Bank Securities, Inc., Repurchase Agreement
5.40%, 4/2/07 (r)	100,000,000	100,000,000
Fenway Funding LLC
5.34%, 5/10/07	9,868,250	9,868,250
Foxboro Funding Ltd.
5.34%, 5/11/07	4,935,528	4,935,528
General Electric Capital Corp.
5.40%, 3/12/10 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	10,000,000	10,000,000
Lehman Holdings
5.34%, 4/2/08 (l)	3,257,834	3,257,834
MBIA Global Funding LLC
5.36%, 1/23/09 (l)	7,500,000	7,500,000
Monumental Global Funding II
5.40%, 3/26/10 (l)	3,000,000	3,000,000
5.41%, 3/29/10 (l)	$7,000,000	$7,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	22,414,665	22,414,665
Pricoa Global Funding I
5.41%, 12/15/09 (l)	5,000,000	5,000,000
Principal Life Income Fund Trust 29
5.40%, 3/22/10 (l)	4,000,000	4,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		237,756,818

Time Deposit (0.3%)
JPMorgan Chase Nassau
4.79%, 4/2/07	2,652,045	2,652,045

Total Short-Term Investments (27.4%) (Cost/Amortized Cost $250,892,513)		250,891,027

Total Investments (137.9%) (Cost/Amortized Cost $1,265,102,066)		1,263,531,021
Other Assets Less Liabilities (-37.9%)		(347,149,228)

Net Assets (100%)		$916,381,793

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $4,321,241 or 0.47% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO    — Collateralized Mortgage Obligation

IO         — Interest only

STRIPS—Separate Trading of Registered Interest and Principal of Securities

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$143,635,457
Long-term U.S. Treasury securities	1,167,086,104

$1,310,721,561

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$73,079,664
Long-term U.S. Treasury securities	1,007,669,193

$1,080,748,857

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5.346,015
Aggregate gross unrealized depreciation	(8,575,870)

Net unrealized depreciation	$(3,229,855)

Federal income tax cost of investments	$1,266,760,876

At March 31, 2007, the Portfolio had loaned securities with a total value of $288,626,861. This was secured by collateral of $237,756,818 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $58,286,400 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $ 19,810,135 which expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.5%)
Internet & Catalog Retail (1.6%)
IAC/InterActiveCorp*	99,726	$3,760,668

Media (2.5%)
Comcast Corp., Special Class A*	110,095	2,804,120
Liberty Media Corp., Capital Series, Class A*	2,576	284,880
News Corp., Class B^	39,926	976,989
Time Warner, Inc.	92,810	1,830,213

		5,896,202

Multiline Retail (0.8%)
Federated Department Stores, Inc.	30,626	1,379,701
Kohl’s Corp.*	6,290	481,877

		1,861,578

Specialty Retail (0.6%)
J. Crew Group, Inc.*^	33,790	1,357,344

Total Consumer Discretionary		12,875,792

Consumer Staples (19.7%)
Beverages (4.4%)
Anheuser-Busch Cos., Inc.	36,737	1,853,749
Coca-Cola Co.	58,153	2,791,344
Coca-Cola Enterprises, Inc.	95,138	1,926,544
Diageo plc (Sponsored ADR)	20,970	1,697,522
PepsiCo, Inc.	32,628	2,073,836

		10,342,995

Food & Staples Retailing (6.1%)
Costco Wholesale Corp.	10,030	540,015
CVS/Caremark Corp.	135,020	4,609,583
Kroger Co.	176,806	4,994,770
SUPERVALU, Inc.	33,276	1,300,093
Wal-Mart Stores, Inc.	64,416	3,024,331

		14,468,792

Food Products (3.9%)
Archer-Daniels-Midland Co.	22,310	818,777
Campbell Soup Co.	71,842	2,798,246
Kraft Foods, Inc., Class A^	175,229	5,547,750

		9,164,773

Household Products (5.3%)
Clorox Co.	16,655	1,060,757
Kimberly-Clark Corp.	22,624	1,549,518
Procter & Gamble Co.	154,677	9,769,399

		12,379,674

Total Consumer Staples		46,356,234

Energy (8.8%)
Energy Equipment & Services (1.9%)
Halliburton Co.	18,540	588,459
Schlumberger Ltd.	31,299	2,162,761
Smith International, Inc.	34,300	1,648,115

		4,399,335

Oil, Gas & Consumable Fuels (6.9%)
Devon Energy Corp.	16,820	1,164,280
El Paso Corp.	91,989	1,331,081
EOG Resources, Inc.	7,390	527,203
Exxon Mobil Corp.	162,306	12,245,988
Spectra Energy Corp.	35,935	944,012

		16,212,564

Total Energy		20,611,899

Financials (19.4%)
Capital Markets (3.1%)
Bank of New York Co., Inc.	95,602	3,876,661
Charles Schwab Corp.	27,560	504,072
Mellon Financial Corp.	65,807	2,838,914

		7,219,647

Commercial Banks (3.3%)
Fifth Third Bancorp	16,570	$641,093
M&T Bank Corp.	960	111,197
Marshall & Ilsley Corp.	30,681	1,420,837
Regions Financial Corp.	30,480	1,078,078
SunTrust Banks, Inc.	13,554	1,125,524
U.S. Bancorp	44,515	1,556,690
Wachovia Corp.	23,990	1,320,649
Zions Bancorp	6,800	574,736

		7,828,804

Consumer Finance (0.4%)
American Express Co.	16,006	902,738

Diversified Financial Services (7.0%)
Bank of America Corp.	43,129	2,200,442
Citigroup, Inc.	201,249	10,332,124
JPMorgan Chase & Co.	79,833	3,862,320

		16,394,886

Insurance (3.7%)
American International Group, Inc.	80,204	5,391,313
Aon Corp.	16,440	624,062
Hartford Financial Services
Group, Inc.	1,770	169,177
Lincoln National Corp.	14,204	962,889
MBIA, Inc.^	13,616	891,712
MetLife, Inc.	11,208	707,785

		8,746,938

Thrifts & Mortgage Finance (1.9%)
Fannie Mae	67,163	3,665,757
Freddie Mac	14,549	865,520

		4,531,277

Total Financials		45,624,290

Health Care (14.8%)
Biotechnology (0.2%)
Amgen, Inc.*	9,410	525,831

Health Care Equipment & Supplies (3.1%)
Baxter International, Inc.	81,426	4,288,707
Boston Scientific Corp.*	202,524	2,944,699

		7,233,406

Health Care Providers & Services (1.2%)
Medco Health Solutions, Inc.*	7,772	563,703
WellPoint, Inc.*	26,130	2,119,143

		2,682,846

Pharmaceuticals (10.3%)
Abbott Laboratories	97,107	5,418,571
AstraZeneca plc (Sponsored ADR)	7,153	383,759
Bristol-Myers Squibb Co.	50,620	1,405,211
Eli Lilly & Co.	8,840	474,796
Novartis AG (ADR)	81,678	4,462,069
Sanofi-Aventis (ADR)	70,914	3,085,468
Teva Pharmaceutical
Industries Ltd. (ADR)^	100,390	3,757,598
Wyeth	105,378	5,272,061

		24,259,533

Total Health Care		34,701,616

Industrials (9.1%)
Aerospace & Defense (2.7%)
General Dynamics Corp.	28,394	2,169,301
Raytheon Co.	58,876	3,088,635
Rockwell Collins, Inc.	14,989	1,003,214

		6,261,150

Commercial Services & Supplies (0.9%)
Pitney Bowes, Inc.	10,206	463,250
Waste Management, Inc.	51,716	1,779,548

		2,242,798

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.0%)
Cooper Industries Ltd., Class A	2,520	$113,375
Emerson Electric Co.	51,872	2,235,164

		2,348,539

Industrial Conglomerates (2.9%)
General Electric Co.	193,379	6,837,882

Machinery (1.0%)
Caterpillar, Inc.	13,886	930,778
Eaton Corp.	2,796	233,634
Illinois Tool Works, Inc.	24,281	1,252,900

		2,417,312

Road & Rail (0.6%)
Hertz Global Holdings, Inc.*^	55,150	1,307,055

Total Industrials		21,414,736

Information Technology (6.1%)
Communications Equipment (1.0%)
Cisco Systems, Inc.*	24,770	632,378
QUALCOMM, Inc.	37,640	1,605,722

		2,238,100

Computers & Peripherals (2.6%)
Hewlett-Packard Co.	53,240	2,137,054
International Business Machines Corp.	17,170	1,618,444
Sun Microsystems, Inc.*	408,133	2,452,879

		6,208,377

Internet Software & Services (1.2%)
Yahoo!, Inc.*	87,330	2,732,556

IT Services (0.5%)
Automatic Data Processing, Inc.†	24,545	1,067,094
Broadridge Financial Solutions, Inc.*	6,136	120,884

		1,187,978

Semiconductors & Semiconductor Equipment (0.8%)
Microchip Technology, Inc.^	31,030	1,102,496
Texas Instruments, Inc.	27,250	820,225

		1,922,721

Total Information Technology		14,289,732

Materials (5.9%)
Chemicals (1.5%)
Monsanto Co.	41,563	2,284,303
Praxair, Inc.	21,100	1,328,456

		3,612,759

Metals & Mining (3.1%)
Barrick Gold Corp.	96,961	2,768,237
BHP Billiton Ltd. (ADR)	8,310	402,619
Freeport-McMoRan
Copper & Gold, Inc.	29,490	1,951,943
Newmont Mining Corp.	52,385	2,199,646

		7,322,445

Paper & Forest Products (1.3%)
International Paper Co.	82,212	2,992,517

Total Materials		13,927,721

Telecommunication Services (4.7%)
Diversified Telecommunication Services (4.7%)
AT&T, Inc.	253,587	9,998,935
Verizon Communications, Inc.	25,190	955,205

Total Telecommunication Services		10,954,140

Utilities (6.3%)
Electric Utilities (2.9%)
FPL Group, Inc.^	37,088	2,268,673
PPL Corp.	49,366	2,019,069
Progress Energy, Inc.	26,996	1,361,678
Southern Co.	34,835	1,276,703

		6,926,123

Multi-Utilities (3.4%)
Ameren Corp.^	19,744	993,123
Consolidated Edison, Inc.	14,936	762,632
Dominion Resources, Inc.	32,086	2,848,275
PG&E Corp.	67,640	3,264,983

		7,869,013

Total Utilities		14,795,136

Total Common Stocks (100.3%) (Cost $222,374,715)		235,551,296

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.3%)
American Express Credit Corp.
5.32%, 6/12/07 (l)	$500,000	500,000
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	500,000	500,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	10,308,459	10,308,459
Park Sienna LLC
5.30%, 5/4/07	495,625	495,625
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	750,000	750,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		12,554,084

Time Deposit (0.5%)
JPMorgan Chase Nassau
4.79%, 4/2/07	1,195,148	1,195,148

Total Short-Term Investments (5.8%) (Amortized Cost $13,749,232)		13,749,232

Total Investments (106.1%) (Cost/Amortized Cost $236,123,947)		249,300,528
Other Assets Less Liabilities (-6.1%)		(14,368,759)

Net Assets (100%)		$234,931,769

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,067,094 or 0.45% of net assets) valued at fair value.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$61,662,168
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$48,156,136

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,915,455
Aggregate gross unrealized depreciation	(2,913,630)

Net unrealized appreciation	$13,001,825

Federal income tax cost of investments	$236,298,703

At March 31, 2007, the Portfolio had loaned securities with a total value of $12,381,348. This was secured by collateral of $12,554,084 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $38 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.2%)
Internet & Catalog Retail (0.5%)
IAC/InterActiveCorp*^	8,022	$302,510

Media (2.8%)
Comcast Corp., Special Class A*	41,239	1,050,357
DreamWorks Animation SKG, Inc.,
Class A*	5,161	157,824
Time Warner, Inc.	10,939	215,717
Walt Disney Co.	11,051	380,486

		1,804,384

Multiline Retail (2.2%)
Federated Department Stores, Inc.	8,595	387,204
Kohl’s Corp.*	6,280	481,111
Target Corp.	8,715	516,451

		1,384,766

Specialty Retail (1.7%)
Best Buy Co., Inc.	9,782	476,579
GameStop Corp., Class A*^	17,866	581,895
Home Depot, Inc.	754	27,702

		1,086,176

Textiles, Apparel & Luxury Goods (1.0%)
Coach, Inc.*	12,262	613,713

Total Consumer Discretionary		5,191,549

Consumer Staples (18.5%)
Beverages (4.4%)
Anheuser-Busch Cos., Inc.	4,833	243,873
Coca-Cola Co.	17,706	849,888
Diageo plc (Sponsored ADR)^	8,422	681,761
PepsiCo, Inc.	16,026	1,018,613

		2,794,135

Food & Staples Retailing (5.1%)
CVS/Caremark Corp.	27,365	934,241
Kroger Co.	36,246	1,023,949
Wal-Mart Stores, Inc.	20,729	973,227
Walgreen Co.	6,251	286,858

		3,218,275

Food Products (3.2%)
Campbell Soup Co.	13,294	517,801
Kellogg Co.	8,348	429,338
Kraft Foods, Inc., Class A^	35,214	1,114,875

		2,062,014

Household Products (5.8%)
Clorox Co.	5,492	349,785
Colgate-Palmolive Co.	16,626	1,110,451
Kimberly-Clark Corp.	6,745	461,965
Procter & Gamble Co.	28,019	1,769,680

		3,691,881

Total Consumer Staples		11,766,305

Energy (5.7%)
Energy Equipment & Services (1.6%)
Baker Hughes, Inc.	4,639	306,777
Schlumberger Ltd.	10,568	730,249

		1,037,026

Oil, Gas & Consumable Fuels (4.1%)
Chevron Corp.	8,967	663,199
ConocoPhillips	3,760	256,996
Exxon Mobil Corp.	17,819	1,344,444
Valero Energy Corp.	3,729	240,483
XTO Energy, Inc.	1,940	106,331

		2,611,453

Total Energy		3,648,479

Financials (12.3%)
Capital Markets (2.5%)
Bank of New York Co., Inc.	19,805	803,093
Morgan Stanley	9,820	773,423

		1,576,516

Commercial Banks (2.8%)
Marshall & Ilsley Corp.	1,177	54,507
PNC Financial Services Group, Inc.	3,542	254,918
SunTrust Banks, Inc.	3,445	286,073
U.S. Bancorp	6,099	213,282
Wachovia Corp.	8,412	463,080
Wells Fargo & Co.	15,439	531,565

		1,803,425

Consumer Finance (0.3%)
American Express Co.	3,254	183,525

Diversified Financial Services (3.4%)
Bank of America Corp.	14,653	747,596
Citigroup, Inc.	16,695	857,121
JPMorgan Chase & Co.	11,983	579,738

		2,184,455

Insurance (2.2%)
American International Group, Inc.	6,922	465,297
Hartford Financial Services Group, Inc.	3,369	322,009
MetLife, Inc.	4,929	311,266
XL Capital Ltd., Class A	4,283	299,639

		1,398,211

Thrifts & Mortgage Finance (1.1%)
Fannie Mae	6,874	375,183
Freddie Mac	5,602	333,263

		708,446

Total Financials		7,854,578

Health Care (16.3%)
Biotechnology (3.7%)
Genentech, Inc.*	3,107	255,147
Genzyme Corp.*	7,715	463,054
Gilead Sciences, Inc.*	12,953	990,905
ImClone Systems, Inc.*^	15,900	648,243

		2,357,349

Health Care Equipment & Supplies (2.8%)
Baxter International, Inc.	11,770	619,926
Medtronic, Inc.	15,840	777,110
St. Jude Medical, Inc.*	9,481	356,581

		1,753,617

Health Care Providers & Services (3.1%)
Express Scripts, Inc.*	3,853	311,014
Medco Health Solutions, Inc.*	11,579	839,825
Quest Diagnostics, Inc.	3,493	174,196
Sierra Health Services, Inc.*	8,718	358,920
WellPoint, Inc.*	3,540	287,094

		1,971,049

Pharmaceuticals (6.7%)
Abbott Laboratories	17,153	957,137
Bristol-Myers Squibb Co.	12,146	337,173
Johnson & Johnson	13,403	807,665
Merck & Co., Inc.	8,010	353,801
Novartis AG (ADR)	8,414	459,657
Pfizer, Inc.	16,407	414,441
Wyeth	18,858	943,466

		4,273,340

Total Health Care		10,355,355

Industrials (10.6%)
Aerospace & Defense (6.0%)
Boeing Co.	8,767	779,474
General Dynamics Corp.	8,311	634,961

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Honeywell International, Inc.	6,648	$306,207
Lockheed Martin Corp.	8,158	791,489
Northrop Grumman Corp.	3,973	294,876
Raytheon Co.	10,207	535,459
United Technologies Corp.	7,614	494,910

		3,837,376

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	5,985	419,548

Construction & Engineering (0.4%)
Fluor Corp.	2,862	256,779

Electrical Equipment (1.0%)
Emerson Electric Co.	14,668	632,044

Industrial Conglomerates (2.3%)
General Electric Co.	41,208	1,457,115

Machinery (0.3%)
Caterpillar, Inc.	2,631	176,356

Total Industrials		6,779,218

Information Technology (13.0%)
Communications Equipment (4.1%)
Cisco Systems, Inc.*	20,477	522,778
Corning, Inc.*	43,669	993,033
QUALCOMM, Inc.	25,261	1,077,634

		2,593,445

Computers & Peripherals (1.0%)
Hewlett-Packard Co.	6,158	247,182
International Business Machines Corp.	4,241	399,757

		646,939

Electronic Equipment & Instruments (0.5%)
Agilent Technologies, Inc.*	9,806	330,364

Internet Software & Services (0.2%)
Yahoo!, Inc.*	4,237	132,576

IT Services (0.3%)
Automatic Data Processing, Inc.†	3,729	162,118
Broadridge Financial Solutions, Inc.*	932	18,360

		180,478

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*^	9,637	125,859
Intel Corp.	15,850	303,210
NVIDIA Corp.*	8,811	253,581
Texas Instruments, Inc.	15,758	474,316

		1,156,966

Software (5.1%)
Activision, Inc.*^	56,893	1,077,553
Electronic Arts, Inc.*	11,808	594,651
Microsoft Corp.	31,784	885,820
Oracle Corp.*	26,776	485,449
Symantec Corp.*	11,105	192,117

		3,235,590

Total Information Technology		8,276,358

Materials (4.5%)
Chemicals (2.9%)
Monsanto Co.	24,405	1,341,299
Praxair, Inc.	8,240	518,790

		1,860,089

Metals & Mining (1.6%)
Barrick Gold Corp.	21,554	615,367
Freeport-McMoRan Copper & Gold, Inc.	1,188	78,634
Newmont Mining Corp.	7,007	294,224
		988,225

Total Materials		2,848,314

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	37,459	1,477,009
Verizon Communications, Inc.	5,821	220,732

		1,697,741

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.	5,649	107,105

Total Telecommunication Services		1,804,846

Utilities (4.8%)
Electric Utilities (2.7%)
FPL Group, Inc.^	13,051	798,330
Progress Energy, Inc.	8,017	404,377
Southern Co.	13,408	491,403

		1,694,110

Multi-Utilities (2.1%)
Dominion Resources, Inc.	7,457	661,958
PG&E Corp.	13,899	670,905

		1,332,863

Total Utilities		3,026,973

Total Common Stocks (96.7%) (Cost $55,758,183)		61,551,975

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.8%)
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	$100,000	100,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	4,104,483	4,104,483
Park Sienna LLC
5.30%, 5/4/07	99,125	99,125

Total Short-Term Investments of Cash Collateral for Securities Loaned		4,303,608

Time Deposit (3.4%)
JPMorgan Chase Nassau
4.79%, 4/2/07	2,190,093	2,190,093

Total Short-Term Investments (10.2%) (Amortized Cost $6,493,701)		6,493,701

Total Investments (106.9%) (Cost/Amortized Cost $62,251,884)		68,045,676
Other Assets Less Liabilities (-6.9%)		(4,409,410)

Net Assets (100%)		$63,636,266

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $162,118 or 0.25% of net assets) valued at fair value.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,333,472
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,745,935

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,459,570
Aggregate gross unrealized depreciation	(729,769)

Net unrealized appreciation	$5,729,801

Federal income tax cost of investments	$62,315,875

At March 31, 2007, the Portfolio had loaned securities with a total value of $4,265,399. This was secured by collateral of $4,303,608 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.1%)
Distributors (1.6%)
Genuine Parts Co.	120,226	$5,891,074

Hotels, Restaurants & Leisure (2.5%)
Brinker International, Inc.	143,284	4,685,387
OSI Restaurant Partners, Inc.	111,898	4,419,971

		9,105,358

Household Durables (3.7%)
American Greetings Corp., Class A^	80,624	1,871,283
Newell Rubbermaid, Inc.	123,991	3,854,880
Snap-On, Inc.	99,744	4,797,686
Tupperware Brands Corp.^	103,156	2,571,679

		13,095,528

Media (6.9%)
Arbitron, Inc.	300	14,085
Clear Channel Communications, Inc.	169,118	5,925,895
Interpublic Group of Cos., Inc.*	731,984	9,010,723
R.H. Donnelley Corp.	136,781	9,696,405

		24,647,108

Multiline Retail (1.0%)
Federated Department Stores, Inc.	78,878	3,553,454

Specialty Retail (3.4%)
Foot Locker, Inc.	195,264	4,598,467
OfficeMax, Inc.	142,894	7,536,230

		12,134,697

Total Consumer Discretionary		68,427,219

Consumer Staples (5.0%)
Beverages (1.6%)
Coca-Cola Enterprises, Inc.	272,800	5,524,200

Food & Staples Retailing (2.7%)
Kroger Co.	171,892	4,855,949
Safeway, Inc.	134,853	4,941,014

		9,796,963

Food Products (0.7%)
Smithfield Foods, Inc.*	85,000	2,545,750

Total Consumer Staples		17,866,913

Energy (6.3%)
Energy Equipment & Services (3.7%)
GlobalSantaFe Corp.	113,559	7,004,319
Halliburton Co.	202,704	6,433,825

		13,438,144

Oil, Gas & Consumable Fuels (2.6%)
EOG Resources, Inc.	113,246	8,078,970
Range Resources Corp.^	33,700	1,125,580

		9,204,550

Total Energy		22,642,694

Financials (8.1%)
Insurance (7.2%)
ACE Ltd.	56,893	3,246,314
Conseco, Inc.*	215,739	3,732,285
Everest Reinsurance Group Ltd.	17,394	1,672,781
Genworth Financial, Inc., Class A	46,307	1,617,967
PartnerReinsurance Ltd.^	90,540	6,205,612
Safeco Corp.	50,108	3,328,674
XL Capital Ltd., Class A	85,388	5,973,744

		25,777,377

Real Estate Investment Trusts (REITs) (0.9%)
Host Hotels & Resorts, Inc. (REIT)^	130,880	3,443,453

Total Financials		29,220,830

Health Care (7.5%)
Health Care Equipment & Supplies (1.1%)
Bausch & Lomb, Inc.	78,732	$4,027,929

Health Care Providers & Services (1.5%)
Aetna, Inc.	77,048	3,373,932
HEALTHSOUTH Corp.*^	83,200	1,748,032

		5,121,964

Pharmaceuticals (4.9%)
King Pharmaceuticals, Inc.*	467,758	9,200,800
Mylan Laboratories, Inc.	399,057	8,436,065

		17,636,865

Total Health Care		26,786,758

Industrials (8.4%)
Commercial Services & Supplies (3.3%)
Allied Waste Industries, Inc.*	300,544	3,783,849
R.R. Donnelley & Sons Co.	222,043	8,124,553

		11,908,402

Electrical Equipment (1.6%)
Hubbell, Inc., Class B^	120,034	5,790,440

Machinery (2.4%)
Cummins, Inc.	23,985	3,471,109
Timken Co.	167,890	5,088,746

		8,559,855

Trading Companies & Distributors (1.1%)
W.W. Grainger, Inc.	49,153	3,796,578

Total Industrials		30,055,275

Information Technology (14.2%)
Communications Equipment (6.3%)
ADC Telecommunications, Inc.*^	316,516	5,298,478
Avaya, Inc.*	552,128	6,520,632
JDS Uniphase Corp.*^	354,605	5,400,634
Tellabs, Inc.*	545,349	5,398,955

		22,618,699

Internet Software & Services (0.3%)
Openwave Systems, Inc.*^	119,447	973,493

IT Services (2.1%)
Sabre Holdings Corp., Class A	236,390	7,741,772

Software (5.5%)
Cadence Design Systems, Inc.*	340,895	7,179,249
McAfee, Inc.*	275,004	7,997,116
Sybase, Inc.*	183,242	4,632,358

		19,808,723

Total Information Technology		51,142,687

Materials (12.4%)
Chemicals (6.7%)
Chemtura Corp.^	404,666	4,422,999
Eastman Chemical Co.	112,852	7,146,917
Monsanto Co.	68,808	3,781,688
Mosaic Co.*^	269,793	7,192,681
Potash Corp. of Saskatchewan, Inc.	9,074	1,451,205

		23,995,490

Containers & Packaging (3.0%)
Ball Corp.	153,473	7,036,737
Pactiv Corp.*	110,732	3,736,098

		10,772,835

Paper & Forest Products (2.7%)
Bowater, Inc.^	188,760	4,496,263
MeadWestvaco Corp.	165,170	5,093,843

		9,590,106

Total Materials		44,358,431

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (6.4%)
Diversified Telecommunication Services (6.4%)
CenturyTel, Inc.	81,097	$3,664,774
Embarq Corp.	131,983	7,437,242
Level 3 Communications, Inc.*^	177,070	1,080,127
Qwest Communications International, Inc.*^	1,208,693	10,866,150

Total Telecommunication Services		23,048,293

Utilities (8.8%)
Electric Utilities (2.2%)
Northeast Utilities	240,202	7,871,420

Gas Utilities (0.4%)
Southwest Gas Corp.^	37,796	1,469,130

Multi-Utilities (6.2%)
Ameren Corp.^	114,458	5,757,237
CMS Energy Corp.^	346,681	6,170,922
NiSource, Inc.	297,843	7,279,283
Puget Energy, Inc.^	119,009	3,056,151

		22,263,593

Total Utilities		31,604,143

Total Common Stocks (96.2%) (Cost $307,476,176)		345,153,243

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (14.4%)
CIC N.Y.
5.34%, 5/29/07 (l)	$1,500,000	1,500,000
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	1,000,000	1,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	$2,000,000	$2,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	2,000,000	2,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	43,550,968	43,550,968
Park Sienna LLC
5.30%, 5/4/07	1,486,875	1,486,875

Total Short-Term Investments of Cash Collateral for Securities Loaned		51,537,843

Time Deposit (3.8%)
JPMorgan Chase Nassau
4.79%, 4/2/07	13,678,030	13,678,030

Total Short-Term Investments (18.2%) (Amortized Cost $65,215,873)		65,215,873

Total Investments (114.4%) (Cost/Amortized Cost $372,692,049)		410,369,116
Other Assets Less Liabilities (-14.4%)		(51,769,942)

Net Assets (100%)		$358,599,174

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$37,207,449
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$17,683,531

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,194,744
Aggregate gross unrealized depreciation	(4,309,123)

Net unrealized appreciation	$36,885,621

Federal income tax cost of investments	$373,483,495

At March 31, 2007, the Portfolio had loaned securities with a total value of $50,622,906. This was secured by collateral of $51,537,843 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (26.6%)
Automobiles (4.7%)
Toyota Motor Corp. (ADR)^	1,405,618	$180,144,003

Hotels, Restaurants & Leisure (12.0%)
Four Seasons Hotels, Inc.	326,692	26,233,367
Las Vegas Sands Corp.*^	1,363,023	118,051,422
MGM MIRAGE*^	1,819,490	126,490,945
Starbucks Corp.*	2,538,705	79,613,789
Wynn Resorts Ltd.^	1,121,944	106,427,608

		456,817,131

Media (4.0%)
Comcast Corp., Special Class A*	5,964,043	154,766,916

Multiline Retail (2.0%)
Target Corp.	1,268,188	75,152,821

Specialty Retail (3.9%)
Lowe’s Cos., Inc.	4,694,323	147,824,231

Total Consumer Discretionary		1,014,705,102

Consumer Staples (6.0%)
Beverages (2.5%)
PepsiCo, Inc.	1,481,897	94,189,374

Household Products (3.5%)
Procter & Gamble Co.	2,151,514	135,889,624

Total Consumer Staples		230,078,998

Energy (2.2%)
Energy Equipment & Services (2.2%)
Schlumberger Ltd.	1,224,684	84,625,664

Total Energy		84,625,664

Financials (19.8%)
Capital Markets (9.9%)
Goldman Sachs Group, Inc.	819,185	169,268,197
Lehman Brothers Holdings, Inc.	1,434,564	100,519,899
UBS AG (Registered)	1,793,356	106,579,147

		376,367,243

Commercial Banks (5.7%)
Industrial & Commercial Bank of China Ltd., Class H*	222,617,000	124,792,022
Wells Fargo & Co.	2,634,296	90,698,811

		215,490,833

Diversified Financial Services (2.5%)
Citigroup, Inc.	1,864,495	95,723,173

Real Estate Investment Trusts (REITs) (1.7%)
ProLogis (REIT)	1,020,425	66,256,195

Total Financials		753,837,444

Health Care (13.1%)
Biotechnology (5.0%)
Genentech, Inc.*	2,342,455	192,362,405

Health Care Providers & Services (8.1%)
UnitedHealth Group, Inc.	5,804,292	307,453,347

Total Health Care		499,815,752

Industrials (15.1%)
Aerospace & Defense (5.2%)
General Dynamics Corp.	817,771	62,477,704
Lockheed Martin Corp.	1,185,171	114,985,291
United Technologies Corp.	294,942	19,171,230

		196,634,225

Air Freight & Logistics (3.1%)
FedEx Corp.	1,116,331	119,927,439

Industrial Conglomerates (1.7%)
General Electric Co.	1,780,807	62,969,336

Road & Rail (5.1%)
Burlington Northern Santa Fe Corp.	1,408,982	113,324,422
Union Pacific Corp.	816,143	82,879,322

		196,203,744

Total Industrials		575,734,744

Information Technology (5.4%)
Communications Equipment (3.9%)
Cisco Systems, Inc.*	5,804,941	148,200,144

Internet Software & Services (1.5%)
Google, Inc., Class A*	126,766	58,079,110

Total Information Technology		206,279,254

Materials (4.7%)
Chemicals (4.7%)
Air Products & Chemicals, Inc.	387,342	28,620,701
Monsanto Co.	2,768,923	152,180,008

Total Materials		180,800,709

Total Common Stocks (92.9%) (Cost $2,817,040,714)		3,545,877,667

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.1%)
Allstate Life Insurance Co.
5.33%, 4/30/08 (l)	$10,000,000	10,000,000
Bear Stearns Cos., Inc.
5.37%, 8/1/07 (l)	5,000,000	5,000,000
Beta Finance, Inc.
5.37%, 1/31/08 (l)	5,000,000	5,000,000
5.37%, 3/10/08 (l)	9,998,092	9,998,092
Calyon/New York
5.37%, 10/14/08 (l)	4,998,226	4,998,226
CC USA, Inc.
5.37%, 1/25/08 (l)	10,000,000	10,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
5.40%, 4/2/07 (r)	200,000,000	199,999,999
Dexia Credit Local de France
5.34%, 4/13/07 (l)	4,000,000	4,000,000
Goldman Sachs Group, Inc.
5.60%, 12/28/07 (l)	5,000,000	5,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	5,000,000	5,000,000
K2 (USA) LLC
5.39%, 2/15/08 (l)	9,997,500	9,997,500
5.37%, 4/14/08 (l)	13,995,629	13,995,629
Metropolitan Life Insurance Co.
5.37%, 2/1/08 (l)	8,000,000	8,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd.,
Repurchase Agreement
5.41%, 4/2/07 (r)	8,875,985	8,875,985

Total Short-Term Investments of Cash Collateral for Securities Loaned		309,865,431

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (7.0%)
JPMorgan Chase Nassau
4.79%, 4/2/07	$265,872,498	$265,872,498

Total Short-Term Investments (15.1%) (Amortized Cost $575,737,929)		575,737,929

Total Investments (108.0%) (Cost/Amortized Cost $3,392,778,643)		4,121,615,596
Other Assets Less Liabilities (-8.0%)		(304,487,952)

Net Assets (100%)		$3,817,127,644

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$287,058,418
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$205,611,431

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$733,325,868
Aggregate gross unrealized depreciation	(12,775,669)

Net unrealized appreciation	$720,550,199

Federal income tax cost of investments	$3,401,065,397

At March 31, 2007, the Portfolio had loaned securities with a total value of $299,887,575. This was secured by collateral of $309,865,431 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $9,520,825 of which $3,349,942 expires in the year 2008, and $6,170,883 expires in the year 2009.

Included in the capital loss carryforward amounts are $9,520,825 of losses acquired from EQ/Enterprise Capital Appreciation as a result of a tax free reorganization that occurred during the year 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS
Consumer Discretionary (10.0%)
Hotels, Restaurants & Leisure (2.0%)
McDonald’s Corp.	1,692,020	$76,225,501

Household Durables (1.3%)
Koninklijke Philips Electronics
N.V. (N.Y. Shares)^	965,600	36,789,360
Sony Corp. (ADR)^	222,200	11,218,878

		48,008,238

Media (6.7%)
Comcast Corp., Special Class A*^	2,440,050	62,148,074
Gannett Co., Inc.	298,100	16,780,049
Interpublic Group of Cos., Inc.*^	2,586,500	31,839,815
Time Warner, Inc.^	4,255,310	83,914,713
Walt Disney Co.	1,559,100	53,679,813

		248,362,464

Total Consumer Discretionary		372,596,203

Consumer Staples (8.5%)
Beverages (1.4%)
Coca-Cola Enterprises, Inc.^	2,528,000	51,192,000

Food & Staples Retailing (0.3%)
Kroger Co.	429,100	12,122,075

Food Products (4.2%)
Cadbury Schweppes plc (ADR)^	190,300	9,775,711
General Mills, Inc.^	1,312,800	76,431,216
Unilever N.V. (N.Y. Shares)	2,447,700	71,521,794

		157,728,721

Household Products (2.6%)
Kimberly-Clark Corp.	1,390,120	95,209,319

Total Consumer Staples		316,252,115

Energy (9.9%)
Energy Equipment & Services (3.7%)
BJ Services Co.^	882,600	24,624,540
Global Santa Fe Corp.^	1,483,400	91,496,112
Halliburton Co.^	639,000	20,281,860

		136,402,512

Oil, Gas & Consumable Fuels (6.2%)
Chevron Corp.	628,400	46,476,464
Consol Energy, Inc.^	232,400	9,093,812
Devon Energy Corp.	147,900	10,237,638
Exxon Mobil Corp.	1,853,090	139,815,640
Peabody Energy Corp.	615,700	24,775,768

		230,399,322

Total Energy		366,801,834

Financials (21.0%)
Capital Markets (5.0%)
Bank of New York Co., Inc.	2,361,400	95,754,770
Morgan Stanley	1,155,500	91,007,180

		186,761,950

Consumer Finance (0.5%)
SLM Corp.	437,000	17,873,300

Diversified Financial Services (8.9%)
Bank of America Corp.	1,613,580	82,324,852
Citigroup, Inc.	2,032,617	104,354,557
JPMorgan Chase & Co.	2,981,790	144,259,000

		330,938,409

Insurance (6.6%)
American International Group, Inc.	1,584,600	106,516,812
Genworth Financial, Inc., Class A^	750,514	26,222,959
Travelers Cos., Inc.	1,462,638	75,720,769
XL Capital Ltd., Class A^	536,500	37,533,540

		245,994,080

Total Financials.		781,567,739

Health Care (10.7%)
Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	1,490,850	78,523,070

Pharmaceuticals (8.6%)
Bristol-Myers Squibb Co.	1,409,700	39,133,272
Glaxo Smith Kline plc (ADR)^	1,198,300	66,218,058
Johnson & Johnson.	686,600	41,374,516
Pfizer, Inc.	2,960,870	74,791,576
Schering-Plough Corp.	2,668,800	68,081,088
Wyeth	601,000	30,068,030

		319,666,540

Total Health Care		398,189,610

Industrials (12.0%)
Aerospace & Defense (6.2%)
Honeywell International, Inc.	1,144,600	52,720,276
Northrop Grumman Corp.	1,014,000	75,259,080
Raytheon Co.^	1,922,900	100,875,334

		228,854,690

Industrial Conglomerates (4.6%)
General Electric Co.	2,017,900	71,352,944
Tyco International Ltd.^	3,143,000	99,161,650

		170,514,594

Machinery (1.2%)
Deere & Co.^	415,200	45,107,328

Total Industrials		444,476,612

Information Technology (13.3%)
Communications Equipment (1.2%)
Alcatel-Lucent (ADR)^	1,746,400	20,642,448
Motorola, Inc.	1,461,400	25,822,938

		46,465,386

Computers & Peripherals (5.1%)
Hewlett-Packard Co.	928,957	37,288,334
International Business Machines Corp.	1,202,160	113,315,602
Sun Microsystems, Inc.*	6,325,000	38,013,250

		188,617,186

IT Services (1.1%)
Unisys Corp.*^	4,792,700	40,402,461

Office Electronics (1.4%)
Xerox Corp.*	3,054,700	51,593,883

Semiconductors & Semiconductor Equipment (4.3%)
Fairchild Semiconductor International, Inc.*^	1,217,100	20,349,912
Intel Corp.	2,830,600	54,149,378
LSI Logic Corp.*^	6,403,200	66,849,408
Micron Technology, Inc.*	1,609,400	19,441,552

		160,790,250

Software (0.2%)
Borland Software Corp.*^	1,493,700	7,871,799

Total Information Technology		495,740,965

Materials (5.5%)
Chemicals (2.8%)
Dow Chemical Co.^	319,067	14,632,413
E.I. du Pont de Nemours & Co.	1,828,250	90,370,397

		105,002,810

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (1.0%)
Packaging Corp. of America^	1,487,000	$36,282,800

Metals & Mining (1.7%)
Alcoa, Inc.	1,848,907	62,677,947

Total Materials		203,963,557

Telecommunication Services (6.4%)
Diversified Telecommunication Services (5.0%)
AT&T, Inc.	2,182,658	86,062,205
Qwest Communications International, Inc.*^	3,334,400	29,976,256
Verizon Communications, Inc.	1,792,600	67,975,392

		184,013,853

Wireless Telecommunication Services (1.4%)
Sprint Nextel Corp.	2,747,700	52,096,392

Total Telecommunication Services		236,110,245

Utilities (0.8%)
Multi-Utilities (0.8%)
Dominion Resources, Inc.	352,860	31,323,382

Total Utilities		31,323,382

Total Common Stocks (98.1%) (Cost $3,165,154,634)		3,647,022,262

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.0%)
ANZ National Bank Ltd.
5.37%, 3/6/09 (l)	$9,994,742	9,994,742
Bank of Montreal/Chicago
5.35%, 3/12/09 (l)	5,000,000	5,000,000
Calyon/New York
5.37%, 10/14/08 (l)	9,996,453	9,996,453
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
5.40%, 4/2/07 (r)	100,000,000	100,000,000
Goldman Sachs Group, Inc.
5.56%, 4/30/08 (l)	5,000,000	5,000,000
5.41%, 3/27/09 (l)	3,000,000	3,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	3,000,000	3,000,000
K2 (USA) LLC
5.38%, 6/10/08 (l)	9,996,873	9,996,873
Lehman Holdings
5.34%, 4/2/08 (l)	6,014,462	6,014,462
MassMutual Global Funding II
5.40%, 3/26/10 (l)	10,000,000	10,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley
5.62%, 4/30/08 (l)	5,000,000	5,000,000
5.48%, 3/27/09 (l)	5,000,000	5,000,000
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	11,000,000	11,000,000
New York Life Insurance Co.
5.41%, 6/29/07 (l)	4,000,000	4,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	68,402,295	68,402,295
Pricoa Global Funding I
5.37%, 9/22/08 (l)	$20,000,000	$20,000,000
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	8,000,000	8,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		298,404,825

Time Deposit (1.9%)
JPMorgan Chase Nassau
4.79%, 4/2/07	70,357,830	70,357,830

Total Short-Term Investments (9.9%) (Amortized Cost $368,762,655)		368,762,655

Total Investments (108.0%) (Cost/Amortized Cost $3,533,917,289)		4,015,784,917
Other Assets Less Liabilities (-8.0%)		(297,718,576)

Net Assets (100%)		$3,718,066,341

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$578,516,139
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$427,165,875

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$500,103,114
Aggregate gross unrealized depreciation	(31,018,197)

Net unrealized appreciation	$469,084,917

Federal income tax cost of investments	$3,546,700,000

At March 31, 2007, the Portfolio had loaned securities with a total value of $293,280,704. This was secured by collateral of $298,404,825 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $119,632 as brokerage commissions with Merrill Lynch & Co., Inc., and $82,596 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS
Australia (4.4%)
Australia & New Zealand Banking Group Ltd.^	921,000	$22,131,879
BHP Billiton Ltd.	544,779	13,174,935
Boral, Ltd.	1,549,939	10,333,418
CSR Ltd.^	6,127,442	16,905,802
Iluka Resources Ltd.^	2,765,497	13,179,250
Multiplex Group^	4,657,558	16,844,883
New Crest Mining Ltd.	820,251	15,788,592

Total Australia		108,358,759

Japan (14.4%)
Asahi Breweries Ltd.^	2,083,000	33,408,605
Canon, Inc.	455,400	24,462,678
Honda Motor Co., Ltd.	624,600	21,784,674
KDDI Corp.^	1,192	9,518,602
Mitsubishi UFJ Financial Group, Inc.	1,408	15,891,378
Mitsubishi UFJ Securities Co.*	1,678,000	19,166,565
Namco Bandai Holdings, Inc.^	541,400	8,449,038
Nippon Mining Holdings, Inc.^	2,430,000	20,971,741
Nissan Motor Co., Ltd.^	2,133,000	22,861,329
Sekisui House Ltd.	1,578,000	24,559,165
Sojitz Corp.*	3,599,000	14,995,833
Sompo Japan Insurance, Inc.^	2,251,000	28,061,091
Sumitomo Metal Industries Ltd.^	3,791,000	19,591,981
Sumitomo Mitsui Financial Group, Inc.^	3,700	33,596,402
Takeda Pharmaceutical Co., Ltd.^	341,000	22,368,720
Toyota Motor Corp.	593,000	37,993,466

Total Japan		357,681,268

Other European Countries (47.8%)
Belgium (0.6%)
AGFA Gevaert N.V.^	697,679	15,741,387

Finland (1.3%)
Fortum Oyj	1,081,845	31,548,337

France (9.7%)
BNP Paribas	358,460	37,441,187
Credit Agricole S.A.^	540,778	21,086,806
Electricite de France^	377,748	31,669,617
Renault S.A.^	301,778	35,294,044
Societe Generale^	191,714	33,131,805
Total S.A.^	752,145	52,699,290
Vallourec^	118,200	30,249,997

		241,572,746

Germany (12.9%)
Allianz SE (Registered)	263,389	54,082,586
BASF AG	338,903	38,155,543
Bayer AG^	667,409	42,652,150
Bayerische Motoren Werke (BMW) AG	521,136	30,749,366
Deutsche Post AG (Registered)^	1,015,062	30,726,293
Hochtief AG^	242,901	24,627,979
Muenchener Rueckversicherungs AG (Registered)	166,688	28,192,270
RWE AG	381,813	40,390,455
Siemens AG (Registered)	289,283	30,922,825

		320,499,467

Ireland (2.4%)
Allied Irish Banks plc	920,319	27,292,861
CRH plc	760,318	$32,501,465

		59,794,326

Italy (7.1%)
ENI S.p.A.	1,461,384	47,555,344
Intesa Sanpaolo S.p.A.^	4,904,114	37,243,349
Telecom Italia S.p.A.	7,531,117	21,479,045
Telecom Italia S.p.A. (RNC)^	11,564,488	28,595,028
UniCredito Italiano S.p.A.	4,223,763	40,201,486

		175,074,252

Netherlands (3.8%)
Arcelor Mittal^	540,550	28,703,225
Royal Dutch Shell plc, Class B	1,941,984	64,622,127

		93,325,352

Spain (3.3%)
Banco Bilbao Vizcaya Argentaria S.A.^	1,557,070	38,230,620
Banco Santander Central Hispano S.A.	2,472,781	44,131,614

		82,362,234

Switzerland (6.7%)
Credit Suisse Group (Registered)	672,636	48,268,822
Novartis AG (Registered)	745,684	42,771,818
Swiss Reinsurance (Registered)	381,138	34,815,717
UBS AG (Registered)	665,683	39,552,576

		165,408,933

Total Other European Countries		1,185,327,034

Scandanavia (4.3%)
Denmark (1.3%)
Danske Bank A/S^	680,800	31,673,632

Norway (1.8%)
Orkla ASA^	183,452	12,932,758
Statoil ASA^	1,209,505	32,932,411

		45,865,169

Sweden (1.2%)
Investor AB, Class B^	1,225,751	29,139,409

Total Scandanavia		106,678,210

Southeast Asia (3.8%)
Hong Kong (0.5%)
New World Development Ltd.^	4,975,000	11,282,652

Singapore (1.1%)
Keppel Corp., Ltd.	965,000	12,085,159
United Overseas Bank Ltd.	1,112,000	15,392,018

		27,477,177

South Korea (1.3%)
POSCO	30,191	12,675,856
Samsung Electronics Co., Ltd.	34,938	20,907,838

		33,583,694

Taiwan (0.9%)
Lite-On Technology Corp.	8,388,000	10,836,063
Vanguard International Semiconductor Corp.	13,343,235	11,249,736

		22,085,799

Total Southeast Asia		94,429,322

United Kingdom (15.8%)
Aviva plc	1,710,262	25,191,060
BAE Systems plc	4,545,690	41,148,086
Barclays plc	1,884,951	26,744,059
British American Tobacco plc	1,174,630	36,729,666
GlaxoSmithKline plc	2,111,986	58,060,322
HBOS plc	1,860,498	38,332,565

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Kesa Electricals plc	3,268,145	$21,801,833
Prudential plc	2,862,247	40,412,992
Unilever plc	1,558,817	46,963,702
Vodafone Group plc	21,163,898	56,432,196
Total United Kingdom		391,816,481

Total Common Stocks (90.5%) (Cost $1,913,635,691)		2,244,291,074

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (19.7%)
Allstate Life Insurance Co.
5.33%, 4/30/08 (l)	$15,000,000	15,000,000
Bank of Montreal/Chicago
5.35%, 3/12/09 (l)	10,000,000	10,000,000
Beta Finance, Inc.
5.38%, 3/10/08 (l)	9,998,092	9,998,092
Calyon/New York
5.37%, 10/14/08 (l)	14,994,680	14,994,680
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	10,000,000	10,000,000
Citigroup Global Markets, Inc.
5.51%, 4/6/07 (l)	5,000,000	5,000,000
Commonwealth Bank of Australia
5.32%, 4/30/08 (l)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
5.40%, 4/2/07 (r)	100,000,000	100,000,000
Dexia Credit Local de France
5.34%, 4/13/07 (l)	25,000,000	25,000,000
5.34%, 5/8/07 (l)	10,000,000	10,000,000
Genworth Life Insurance Co.
5.44%, 5/24/07 (l)	5,000,000	5,000,000
Goldman Sachs Group, Inc.
5.60%, 12/28/07 (l)	5,000,000	5,000,000
5.56%, 4/30/08 (l)	10,000,000	10,000,000
5.41%, 3/27/09 (l)	5,000,000	5,000,000
HBOS Treasury Services plc
5.37%, 7/17/08 (l)	6,000,000	6,000,000
K2 (USA) LLC
5.39%, 2/15/08 (l)	9,997,500	9,997,500
Lehman Holdings
5.56%, 3/31/09 (l)	10,000,000	10,000,000
MassMutual Global Funding II
5.40%, 3/26/10 (l)	15,000,000	15,000,000
MetLife, Inc.
5.42%, 12/17/07 (l)	6,000,000	6,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
5.40%, 3/26/10 (l)	7,000,000	7,000,000
Morgan Stanley
5.62%, 4/30/08 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.34%, 4/5/07 (l)	11,000,000	11,000,000
New York Life Global Funding
5.33%, 3/27/09 (l)	10,000,000	10,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	148,336,075	148,336,075
SLM Corp.
5.43%, 3/27/09 (l)	6,004,937	6,004,937
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	5,000,000	5,000,000
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	$5,000,000	$5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		489,331,284

Time Deposit (6.8%)
JPMorgan Chase Nassau
4.79%, 4/2/07	167,352,993	167,352,993

Total Short-Term Investments (26.5%) (Amortized Cost $656,684,277)		656,684,277

Total Investments (117.0%) (Cost/Amortized Cost $2,570,319,968)		2,900,975,351
Other Assets Less Liabilities (-17.0%)		(421,402,924)

Net Assets (100%)		$2,479,572,427

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

RNC — Risparmio Non-Convertible Savings Shares

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		8.2%
Consumer Staples		4.7
Energy		8.8
Financials
Capital Markets	4.3%
Commercial Banks	20.8
Diversified Financial Services	1.2
Insurance	6.3
Real Estate	1.2

Total Financials		33.8
Health Care		5.6
Industrials		8.7
Information Technology		2.7
Materials		9.1
Telecommunications Services		4.7
Utilities		4.2
Cash and Other		9.5

		100.0%

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$531,445,227
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$476,144,315

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$339,324,932
Aggregate gross unrealized depreciation	(14,362,867)

Net unrealized appreciation	$324,962,065

Federal income tax cost of investments	$2,576,013,286

At March 31, 2007, the Portfolio had loaned securities with a total value of $464,276,769. This was secured by collateral of $489,331,284 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.7%)
Diversified Consumer Services (2.2%)
ITT Educational Services, Inc.*	97,620	$7,955,054
New Oriental Education & Technology Group (ADR)*^	74,530	3,020,701
Sotheby’s, Inc.^	117,700	5,235,296
Strayer Education, Inc.^	19,220	2,402,500

		18,613,551

Hotels, Restaurants & Leisure (2.7%)
Chipotle Mexican Grill, Inc., Class B*	44,530	2,556,022
International Game Technology	206,300	8,330,394
Penn National Gaming, Inc.*^	106,300	4,509,246
Red Robin Gourmet Burgers, Inc.*^	44,560	1,729,819
Royal Caribbean Cruises Ltd.	54,360	2,291,818
Scientific Games Corp., Class A*^	44,200	1,451,086
Texas Roadhouse, Inc., Class A*^	113,890	1,622,932

		22,491,317

Household Durables (1.4%)
Harman International Industries, Inc.	125,250	12,034,020

Internet & Catalog Retail (0.2%)
Submarino S.A.	50,360	1,696,347

Media (2.8%)
Comcast Corp., Class A*	82,900	2,151,255
Grupo Televisa S.A. (ADR)	150,130	4,473,874
News Corp., Class A	666,980	15,420,578
Playboy Enterprises, Inc., Class B*^	144,090	1,482,686

		23,528,393

Multiline Retail (1.3%)
Family Dollar Stores, Inc.	287,960	8,529,375
Nordstrom, Inc.	41,100	2,175,834

		10,705,209

Specialty Retail (4.4%)
Carmax, Inc.*	81,640	2,003,446
Dick’s Sporting Goods, Inc.*	58,990	3,436,757
GameStop Corp., Class A*	129,640	4,222,375
Lowe’s Cos., Inc.	334,070	10,519,864
Staples, Inc.	343,370	8,872,681
Urban Outfitters, Inc.*^	159,110	4,218,006
Williams-Sonoma, Inc.^	103,320	3,663,727

		36,936,856

Textiles, Apparel & Luxury Goods (2.7%)
Coach, Inc.*	134,010	6,707,201
LVMH Moet Hennessy Louis
Vuitton S.A.^	33,600	3,727,663
Nike, Inc., Class B	71,540	7,601,840
Quiksilver, Inc.*^	149,380	1,732,808
Under Armour, Inc., Class A*^	60,700	3,113,910

		22,883,422

Total Consumer Discretionary		148,889,115

Consumer Staples (4.2%)
Beverages (1.3%)
PepsiCo, Inc.	166,630	10,591,003

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	81,290	4,376,653

Food Products (1.6%)
Nestle S.A. (Registered)^	33,773	13,153,168

Tobacco (0.8%)
Altria Group, Inc.	79,200	$6,954,552

Total Consumer Staples		35,075,376

Energy (4.0%)
Energy Equipment & Services (2.9%)
GlobalSantaFe Corp.	190,130	11,727,219
National Oilwell Varco, Inc.*	60,080	4,673,623
Noble Corp.	95,780	7,535,970

		23,936,812

Oil, Gas & Consumable Fuels (1.1%)
Cameco Corp.^	31,330	1,282,650
Hess Corp.	55,670	3,088,015
Ultra Petroleum Corp.*	39,700	2,109,261
XTO Energy, Inc.	53,200	2,915,892

		9,395,818

Total Energy		33,332,630

Financials (9.6%)
Capital Markets (6.6%)
Affiliated Managers Group, Inc.*^	27,580	2,988,293
Bank of New York Co., Inc.	183,860	7,455,523
Charles Schwab Corp.	490,130	8,964,478
EFG International (Registered)*^	62,760	2,737,341
Evercore Partners, Inc., Class A^	23,470	732,029
GFI Group, Inc.*	19,200	1,305,024
Goldman Sachs Group, Inc.	30,120	6,223,696
Greenhill & Co., Inc.^	32,770	2,011,750
Lazard Ltd., Class A^	86,580	4,344,584
State Street Corp.	131,510	8,515,272
UBS AG (Registered)	176,290	10,476,915

		55,754,905

Consumer Finance (1.2%)
American Express Co.	187,250	10,560,900

Diversified Financial Services (1.5%)
Chicago Mercantile Exchange
Holdings, Inc., Class A	11,000	5,857,060
Deutsche Boerse AG	23,350	5,349,445
Moody’s Corp.	26,140	1,622,248

		12,828,753

Insurance (0.3%)
Aflac, Inc.	46,510	2,188,761

Total Financials		81,333,319

Health Care (18.0%)
Biotechnology (4.2%)
Actelion Ltd. (Registered)*^	12,480	2,909,073
Amgen, Inc.*	132,540	7,406,335
Celgene Corp.*	113,420	5,950,013
Genentech, Inc.*	75,450	6,195,954
Genzyme Corp.*	165,378	9,925,988
Gilead Sciences, Inc.*	40,380	3,089,070

		35,476,433

Health Care Equipment & Supplies (6.7%)
Advanced Medical Optics, Inc.*^	315,930	11,752,596
Cooper Cos., Inc.	27,470	1,335,591
Cytyc Corp.*	470,780	16,105,384
Idexx Laboratories, Inc.*^	34,180	2,995,194
Medtronic, Inc.	165,420	8,115,505
Resmed, Inc.*^	40,520	2,040,992
St. Jude Medical, Inc.*	301,790	11,350,322
Thoratec Corp.*^	148,660	3,106,994

		56,802,578

Health Care Providers & Services (1.3%)
UnitedHealth Group, Inc.	200,020	10,595,060

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.6%)
Millipore Corp.*	160,590	$11,637,957
Ventana Medical Systems, Inc.*^	50,930	2,133,967

		13,771,924

Pharmaceuticals (4.2%)
Allergan, Inc.	77,540	8,592,983
Elan Corp. plc (ADR)*^	249,700	3,318,513
GlaxoSmithKline plc	319,950	8,795,702
Roche Holding AG	81,950	14,499,650

		35,206,848

Total Health Care		151,852,843

Industrials (7.3%)
Aerospace & Defense (3.6%)
Empresa Brasileira de Aeronautica S.A. (ADR)^	64,460	2,956,135
Lockheed Martin Corp.	128,040	12,422,441
Precision Castparts Corp.	57,980	6,032,819
United Technologies Corp.	131,640	8,556,600

		29,967,995

Air Freight & Logistics (0.2%)
UTi Worldwide, Inc.	83,970	2,063,983

Commercial Services & Supplies (0.7%)
Corporate Executive Board Co.^	78,240	5,943,110

Construction & Engineering (0.2%)
Quanta Services, Inc.*	50,100	1,263,522

Electrical Equipment (1.5%)
Rockwell Automation, Inc.	218,090	13,057,048

Machinery (0.8%)
Deere & Co.	64,090	6,962,738

Trading Companies & Distributors (0.3%)
WESCO International, Inc.*	39,520	2,481,066

Total Industrials		61,739,462

Information Technology (29.5%)
Communications Equipment (5.9%)
Cisco Systems, Inc.*	690,420	17,626,423
Digital Multimedia Technologies S.p.A.*	11,880	1,146,759
Juniper Networks, Inc.*	517,502	10,184,439
Nice Systems Ltd. (ADR)*^	280,150	9,530,703
Nokia Oyj (ADR)*	135,350	3,102,222
Qualcomm, Inc.	139,070	5,932,726
Research In Motion Ltd.*	16,930	2,310,776

		49,834,048

Computers & Peripherals (3.0%)
Apple Inc.*	97,190	9,029,923
EMC Corp.*	273,870	3,793,100
Network Appliance, Inc.*	59,760	2,182,435
SanDisk Corp.*	227,720	9,974,136

		24,979,594

Internet Software & Services (4.1%)
Baidu.com (Sponsored ADR)*^	44,670	4,312,889
CNET Networks, Inc.*^	256,930	2,237,860
eBay, Inc.*	263,190	8,724,748
Equinix, Inc.*^	19,740	1,690,336
Google, Inc., Class A*	36,800	16,860,288
Tencent Holdings Ltd.	324,000	1,057,401

		34,883,522

IT Services (3.9%)
Cognizant Technology Solutions Corp., Class A*	103,690	9,152,716
Fidelity National Information Services, Inc.	77,090	3,504,511
First Data Corp.	431,890	11,617,841
Global Payments, Inc.	126,580	$4,311,315
Western Union Co.	201,750	4,428,413

		33,014,796

Semiconductors & Semiconductor Equipment (5.5%)
Applied Materials, Inc.	577,990	10,588,777
ARM Holdings plc	735,920	1,940,561
ASML Holding N.V. (N.Y. Shares)*	87,690	2,170,327
Intel Corp.	669,450	12,806,578
Intersil Corp., Class A	212,320	5,624,357
Marvell Technology Group Ltd.*	537,980	9,043,444
Samsung Electronics Co., Ltd. (GDR) (b)	14,011	4,262,847

		46,436,891

Software (7.1%)
Adobe Systems, Inc.*	501,870	20,927,979
Amdocs Ltd.*	310,450	11,325,216
Electronic Arts, Inc.*	186,940	9,414,298
Nintendo Co., Ltd.^	8,700	2,528,641
Oracle Corp.*	233,050	4,225,197
Synopsys, Inc.*	99,470	2,609,098
THQ, Inc.*^	87,910	3,005,643
TIBCO Software, Inc.*	281,360	2,397,187
UBISOFT Entertainment S.A.*^	69,320	3,384,571

		59,817,830

Total Information Technology		248,966,681

Materials (1.3%)
Chemicals (1.3%)
Monsanto Co.	202,410	11,124,454

Total Materials		11,124,454

Telecommunication Services (5.8%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	208,560	8,223,521
Global Crossing Ltd.*^	114,560	3,150,400
Level 3 Communications, Inc.*^	405,980	2,476,478
Qwest Communications International, Inc.*^	539,730	4,852,173
Time Warner Telecom, Inc., Class A*^	77,350	1,606,559

		20,309,131

Wireless Telecommunication Services (3.4%)
America Movil S.A. de C.V., Series L (ADR)	243,020	11,613,926
American Tower Corp., Class A*	340,787	13,273,654
Rogers Communications, Inc., Class B^	105,770	3,462,146

		28,349,726

Total Telecommunication Services		48,658,857

Total Common Stocks (97.4%) (Cost $720,682,317)		820,972,737

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (2.2%)
Cargill, Inc.
5.39%, 4/2/07 (b)(n)(p)	$18,349,000	18,343,505
Short-Term Investments of Cash Collateral for Securities Loaned (12.6%)
Bear Stearns Cos., Inc.
5.54%, 4/6/07 (l)	5,000,000	5,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	5,000,000	5,000,000

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	$8,000,000	$8,000,000
CIC N.Y.
5.34%, 5/29/07 (l)	2,000,000	2,000,000
Lehman Holdings
5.34%, 4/2/08 (l)	3,257,834	3,257,834
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley
5.62%, 4/30/08 (l)	5,000,000	5,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	44,487,672	44,487,672
Pricoa Global Funding I
5.36%, 5/23/08 (l)	5,000,000	5,000,000
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	4,000,000	4,000,000
Unicredito Italiano Bank plc
5.33%, 4/30/08 (l)	10,000,000	10,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	4,999,398	4,999,398

Total Short-Term Investments of Cash Collateral for Securities Loaned		106,744,904

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.79%, 4/2/07	1,550	1,550

Total Short-Term Investments (14.8%) (Cost/Amortized Cost $ 125,092,706)		125,089,959

Total Investments (112.2%) (Cost/Amortized Cost $ 845,775,023)		946,062,696
Other Assets Less Liabilities (-12.2%)		(102,796,688)

Net Assets (100%)		$843,266,008

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$150,071,909
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$182,532,981

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,743,447
Aggregate gross unrealized depreciation	(12,706,797)

Net unrealized appreciation	$96,036,650

Federal income tax cost of investments	$850,026,045

At March 31, 2007, the Portfolio had loaned securities with a total value of $104,768,984. This was secured by collateral of $106,744,904 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Automobiles (0.6%)
Bayerische Motoren Werke (BMW) AG	30,800	$1,817,338

Hotels, Restaurants & Leisure (2.0%)
Carnival Corp.	66,270	3,105,412
International Game Technology	39,220	1,583,704
Ladbrokes plc.	221,388	1,753,525

		6,442,641

Media (2.6%)
News Corp., Class A	103,200	2,385,984
Viacom, Inc., Class B*	52,821	2,171,471
Walt Disney Co.	113,690	3,914,347

		8,471,802

Multiline Retail (2.8%)
Federated Department
Stores, Inc.	101,430	4,569,422
Target Corp.	72,840	4,316,498

		8,885,920

Specialty Retail (2.1%)
Lowe’s Cos., Inc.	64,800	2,040,552
Staples, Inc.	179,790	4,645,774

		6,686,326

Textiles, Apparel & Luxury Goods (1.4%)
NIKE, Inc., Class B	42,090	4,472,483

Total Consumer Discretionary		36,776,510

Consumer Staples (12.2%)
Beverages (3.0%)
Diageo plc	222,820	4,514,114
PepsiCo, Inc.	79,223	5,035,414

		9,549,528

Food Products (1.8%)
Nestle S.A. (Registered)	14,902	5,803,705

Household Products (5.4%)
Colgate-Palmolive Co.	58,080	3,879,163
Procter & Gamble Co.	107,600	6,796,016
Reckitt Benckiser plc	128,280	6,679,451

		17,354,630

Tobacco (2.0%)
Altria Group, Inc.	71,630	6,289,830

Total Consumer Staples		38,997,693

Energy (10.3%)
Energy Equipment & Services (3.9%)
GlobalSantaFe Corp.	69,540	4,289,227
Noble Corp.^	60,810	4,784,531
Transocean, Inc.*	39,220	3,204,274

		12,278,032

Oil, Gas & Consumable Fuels (6.4%)
EOG Resources, Inc.^	52,420	3,739,643
Exxon Mobil Corp.	79,820	6,022,419
Hess Corp.	82,480	4,575,166
Total S.A. (Sponsored ADR)	89,190	6,223,678

		20,560,906

Total Energy		32,838,938

Financials (21.6%)
Capital Markets (7.2%)
Bank of New York Co., Inc.	118,550	4,807,203
Charles Schwab Corp.	132,800	2,428,912
Franklin Resources, Inc.	28,910	3,493,195
Goldman Sachs Group, Inc.	24,410	5,043,838
Lehman Brothers Holdings, Inc.	43,770	3,066,964
State Street Corp.	63,280	$4,097,380

		22,937,492

Commercial Banks (0.9%)
Wells Fargo & Co.	83,630	2,879,381

Consumer Finance (2.6%)
American Express Co.	80,160	4,521,024
SLM Corp.^	93,160	3,810,244

		8,331,268

Diversified Financial Services (4.4%)
Bank of America Corp.	122,030	6,225,971
JPMorgan Chase & Co.	162,150	7,844,817

		14,070,788

Insurance (6.5%)
ACE Ltd.	22,330	1,274,150
American International Group, Inc.	114,040	7,665,769
Genworth Financial, Inc., Class A	108,500	3,790,990
MetLife, Inc.	80,350	5,074,102
Travelers Cos., Inc.	53,140	2,751,058

		20,556,069

Total Financials		68,774,998

Health Care (14.9%)
Biotechnology (3.4%)
Amgen, Inc.*	98,170	5,485,739
Genzyme Corp.*^	53,140	3,189,463
Gilead Sciences, Inc.*	28,860	2,207,790

		10,882,992

Health Care Equipment & Supplies (2.5%)
Boston Scientific Corp.*	88,290	1,283,737
Medtronic, Inc.	93,630	4,593,488
Zimmer Holdings, Inc.*	25,410	2,170,268

		8,047,493

Pharmaceuticals (9.0%)
Abbott Laboratories	114,530	6,390,774
Eli Lilly & Co.	69,560	3,736,068
Johnson & Johnson	126,038	7,595,050
Roche Holding AG	26,790	4,740,032
Teva Pharmaceutical Industries Ltd. (ADR)^	41,730	1,561,954
Wyeth	90,870	4,546,226

		28,570,104

Total Health Care		47,500,589

Industrials (8.1%)
Aerospace & Defense (4.1%)
Lockheed Martin Corp.	64,790	6,285,926
United Technologies Corp.	102,770	6,680,050

		12,965,976

Air Freight & Logistics (0.6%)
FedEx Corp.	17,720	1,903,659

Electrical Equipment (0.9%)
Rockwell Automation, Inc.	49,510	2,964,164

Industrial Conglomerates (1.8%)
3M Co.	42,860	3,275,790
Tyco International Ltd.	78,830	2,487,086

		5,762,876

Machinery (0.7%)
Danaher Corp.^	33,600	2,400,720

Total Industrials		25,997,395

Information Technology (15.0%)
Communications Equipment (2.2%)
Cisco Systems, Inc.*	278,398	7,107,501

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Computers & Peripherals (3.2%)
Dell, Inc.*	46,260	$1,073,695
EMC Corp.*	514,790	7,129,841
SanDisk Corp.*^	48,020	2,103,276

		10,306,812

IT Services (1.8%)
Accenture Ltd., Class A^	48,430	1,866,492
First Data Corp.	139,240	3,745,556

		5,612,048

Semiconductors & Semiconductor Equipment (3.7%)
Applied Materials, Inc.	92,150	1,688,188
Intel Corp.	245,610	4,698,519
Marvell Technology Group Ltd.*^	102,840	1,728,741
Samsung Electronics Co., Ltd. (GDR) (b)	11,999	3,650,696

		11,766,144

Software (4.1%)
Adobe Systems, Inc.*^	89,200	3,719,640
Amdocs Ltd.*^	106,360	3,880,013
Oracle Corp.*	294,850	5,345,630

		12,945,283

Total Information Technology		47,737,788

Materials (3.0%)
Chemicals (3.0%)
Monsanto Co.	53,800	2,956,848
Praxair, Inc.	60,660	3,819,153
Rohm & Haas Co.	52,240	2,701,853

Total Materials		9,477,854

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.7%)
TELUS Corp.	46,290	2,361,612

Total Telecommunication Services		2,361,612

Utilities (2.1%)
Electric Utilities (2.1%)
Entergy Corp.	14,900	1,563,308
Exelon Corp.	45,970	3,158,599
FPL Group, Inc.^	32,050	1,960,498

Total Utilities		6,682,405

Total Common Stocks (99.4%) (Cost $265,233,284)		317,145,782

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.6%)
Thunder Bay Funding
5.40%, 4/2/07 (b)(n)(p)	$1,767,000	1,766,470

Short-Term Investments of Cash Collateral for Securities Loaned (8.2%)
American Express Credit Corp.
5.32%, 6/12/07 (l)	500,000	500,000
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	750,000	750,000
CIC N.Y.
5.34%, 5/29/07 (l)	1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	22,830,204	22,830,204
Park Sienna LLC
5.30%, 5/4/07	495,625	495,625
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	750,000	750,000

Total Short-Term Investments of Cash Collateral for Securities Loaned (8.2%)		26,325,829

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.79%, 4/2/07	$13,950	$13,950

Total Short-Term Investments (8.8%) (Cost/Amortized Cost $28,106,514)		28,106,249

Total Investments (108.2%) (Cost/Amortized Cost $293,339,798)		345,252,031
Other Assets Less Liabilities (-8.2%)		(26,134,019)

Net Assets (100%)		$319,118,012

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$13,025,018
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$25,485,765

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federalincome tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,880,145
Aggregate gross unrealized depreciation	(5,929,761)

Net unrealized appreciation	$50,950,384

Federal income tax cost of investments	$294,301,647

At March 31, 2007, the Portfolio had loaned securities with a total value of $25,771,078. This was secured by collateral of $26,325,829 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $731,111 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificate of Deposit (4.2%)
Union Bank of California
5.29%, 5/29/07	$80,000,000	$79,999,364

Commercial Paper (82.1%)
Alpine Securitization Corp.
2.71%, 4/2/07 (n)(p)	50,000,000	49,992,486
Amsterdam Funding Corp.
5.11%, 5/16/07 (n)(p)	60,000,000	59,610,750
Atlantis One Funding Corp.
4.16%, 4/5/07 (n)(p)	15,090,000	15,081,281
5.13%, 5/7/07 (n)(p)	25,336,000	25,203,239
5.20%, 6/8/07 (n)(p)	30,000,000	29,704,200
Bank of America Corp.
5.20%, 6/15/07 (p)	70,000,000	69,240,208
Barclays U.S. Funding Corp.
5.19%, 6/7/07 (p)	11,000,000	10,893,237
5.09%, 6/8/07 (p)	60,000,000	59,420,867
Cafco LLC
5.20%, 6/8/07 (n)(p)	75,000,000	74,260,500
Charta Corp.
5.20%, 6/8/07 (n)(p)	75,000,000	74,260,500
Citigroup Funding, Inc.
5.12%, 5/3/07 (p)	50,000,000	49,766,222
5.17%, 5/14/07 (p)	20,000,000	19,874,344
Crown Point Capital Co.
5.11%, 5/4/07 §(p)	24,857,000	24,737,604
Cullinan Finance Corp.
5.00%, 4/25/07 §(p)	65,000,000	64,775,100
DaimlerChrysler Revolving Auto Conduit LLC
5.12%, 5/4/07 (p)	30,000,000	29,855,763
Deutsche Bank Financial LLC
2.70%, 4/2/07 (p)	60,000,000	59,991,017
Dexia Delaware LLC
4.19%, 4/5/07 (p)	20,000,000	19,988,378
FCAR Owner Trust
5.03%, 4/25/07 (p)	45,000,000	44,843,400
5.21%, 6/5/07 (p)	21,500,000	21,296,586
General Electric Capital Corp.
5.14%, 6/8/07 (p)	50,000,000	49,512,667
Goldman Sachs Group, Inc.
5.18%, 5/25/07 (p)	50,000,000	49,607,375
Harrier Finance Funding U.S. LLC
5.24%, 6/21/07 §(p)	71,000,000	70,162,910
HSH Nordbank AG
5.14%, 5/10/07 (n)(p)	20,000,000	19,886,467
K2 (USA) LLC
5.18%, 5/21/07 §(p)	26,000,000	25,810,417
Kredietbank N.A.
5.14%, 5/11/07 (p)	31,000,000	30,819,511
Mane Funding Corp.
5.13%, 5/7/07 (n)(p)	21,537,000	21,424,146
5.20%, 6/8/07 (n)(p)	39,559,000	39,168,948
Morgan Stanley
5.11%, 5/7/07 (p)	25,000,000	24,869,500
Premier Asset Collateralized Entity LLC
5.19%, 5/30/07 §(p)	47,258,000	46,852,933
Prudential Funding LLC
2.70%, 4/2/07 (p)	50,000,000	49,992,514
Sigma Finance, Inc.
5.19%, 6/4/07 §(p)	75,000,000	74,303,333
Simba Funding Corp.
5.21%, 6/12/07 (n)(p)	70,000,000	69,267,800
Societe Generale North America, Inc.
5.10%, 5/4/07 (p)	$51,200,000	$50,954,539
Solitaire Funding LLC
5.20%, 6/1/07 (n)(p)	75,000,000	74,334,083
Svenska Handelsbank, Inc.
4.98%, 4/19/07 (p)	50,000,000	49,869,000
Thames Asset Global Securitization, Inc.
5.19%, 6/5/07 (n)(p)	12,626,000	12,507,000

Total Commercial Paper		1,562,138,825

Time Deposits (6.6%)
JPMorgan Chase Nassau
4.79%, 4/2/07	2,578,707	2,578,707
Marshall & Ilsley Bank
5.28%, 4/2/07	23,500,000	23,500,000
Manufactures & Traders Trust Co.
5.37%, 4/2/07	60,000,000	60,000,000
State Street Bank & Trust Co.
5.37%, 4/2/07	40,000,000	40,000,000

Total Time Deposits		126,078,707

Variable Rate Securities (7.1%)
American Express Credit Corp.
5.42%, 3/5/08 (l)	3,000,000	3,000,000
General Electric Capital Corp.
5.45%, 10/17/07 (l)	3,850,000	3,850,000
International Business Machines Corp.
5.33%, 4/8/08 §(l)	2,000,000	2,000,000
Links Finance LLC
5.33%, 10/30/07 §(l)	71,000,000	70,995,876
Merrill Lynch & Co., Inc.
5.57%, 7/11/07 (l)	4,000,000	4,000,000
Morgan Stanley
5.49%, 1/18/08 (l)	50,000,000	50,059,916
5.38%, 4/15/08 (l)	2,250,000	2,250,000

Total Variable Rate Securities		136,155,792

Total Investments (100.0%) (Amortized Cost $1,904,372,688)		1,904,372,688
Other Assets Less Liabilities (0.0%)		(835,101)

Net Assets (100%)		$1,903,537,587

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $379,638,173 or 19.94% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

The Portfolio has a net capital loss carryforward of $96,738 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Hotels, Restaurants & Leisure (3.6%)
McDonald’s Corp.	94,108	$4,239,565
Starbucks Corp.*^	172,400	5,406,464

		9,646,029

Media (1.7%)
McGraw-Hill Cos., Inc.	71,500	4,495,920

Multiline Retail (1.2%)
Kohl’s Corp.*	41,145	3,152,119

Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc., Class B	51,100	5,429,886

Total Consumer Discretionary		22,723,954

Consumer Staples (19.3%)
Beverages (6.6%)
Coca-Cola Co.	148,600	7,132,800
PepsiCo, Inc.	165,240	10,502,655

		17,635,455

Food & Staples Retailing (6.0%)
Costco Wholesale Corp.	135,500	7,295,320
Walgreen Co.	193,900	8,898,071

		16,193,391

Household Products (6.7%)
Colgate-Palmolive Co.	79,753	5,326,703
Procter & Gamble Co.	200,496	12,663,327

		17,990,030

Total Consumer Staples		51,818,876

Energy (10.3%)
Energy Equipment & Services (9.3%)
Baker Hughes, Inc.	82,500	5,455,725
Halliburton Co.^	220,100	6,985,974
Schlumberger Ltd.	181,152	12,517,603

		24,959,302

Oil, Gas & Consumable Fuels (1.0%)
Devon Energy Corp.	40,100	2,775,722

Total Energy		27,735,024

Financials (8.1%)
Capital Markets (1.5%)
Merrill Lynch & Co., Inc.	50,200	4,099,834

Consumer Finance (3.6%)
American Express Co.	173,022	9,758,441

Insurance (3.0%)
American International Group, Inc.	118,100	7,938,682

Total Financials		21,796,957

Health Care (12.4%)
Biotechnology (3.6%)
Genentech, Inc.*	118,206	9,707,077

Health Care Equipment & Supplies (3.9%)
Stryker Corp.^	154,700	10,259,704

Pharmaceuticals (4.9%)
Abbott Laboratories	236,000	13,168,800

Total Health Care		33,135,581

Industrials (10.9%)
Air Freight & Logistics (1.9%)
FedEx Corp.	46,600	5,006,238

Electrical Equipment (2.4%)
Emerson Electric Co.	149,300	6,433,337

Industrial Conglomerates (4.4%)
General Electric Co.	336,631	$11,903,272

Machinery (2.2%)
Caterpillar, Inc.	88,900	5,958,967

Total Industrials		29,301,814

Information Technology (29.7%)
Communications Equipment (9.4%)
Cisco Systems, Inc.*	157,700	4,026,081
QUALCOMM, Inc.	260,134	11,097,316
Research In Motion Ltd.*^	74,200	10,127,558

		25,250,955

Computers & Peripherals (7.5%)
Apple Inc.*	120,800	11,223,528
Hewlett-Packard Co.	223,200	8,959,248

		20,182,776

Internet Software & Services (5.9%)
eBay, Inc.*	127,000	4,210,050
Google, Inc., Class A*	25,200	11,545,632

		15,755,682

IT Services (3.4%)
Paychex, Inc.^	240,394	9,103,721

Semiconductors & Semiconductor Equipment (1.4%)
Intel Corp.	199,600	3,818,348

Software (2.1%)
Electronic Arts, Inc.*^	109,200	5,499,312

Total Information Technology		79,610,794

Total Common Stocks (99.2%) (Cost $229,043,885)		266,123,000

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.5%)
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	$1,000,000	1,000,000
CIC N.Y.
5.34%, 5/29/07 (l)	1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	17,848,506	17,848,506
Park Sienna LLC
5.30%, 5/4/07	991,250	991,250
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	2,000,000	2,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		22,839,756

Time Deposit (1.5%)
JPMorgan Chase Nassau
4.79%, 4/2/07	4,125,012	4,125,012

Total Short-Term Investments (10.0%) (Amortized Cost $26,964,768)		26,964,768

Total Investments (109.2%) (Cost/Amortized Cost $256,008,653)		293,087,768
Other Assets Less Liabilities (-9.2%)		(24,702,137)

Net Assets (100%)		$268,385,631

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,848,280
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$58,385,527

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,643,069
Aggregate gross unrealized depreciation	(1,328,192)

Net unrealized appreciation	$36,314,877

Federal income tax cost of investments	$256,772,891

At March 31, 2007, the Portfolio had loaned securities with a total value of $22,296,509. This was secured by collateral of $22,839,756 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $1,922 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $147,350,377 of which $6,886,400 expires in the year 2007, $46,169,866 expires in the year 2008, $42,930,811 expires in the year 2009, $40,775,337 expires in the year 2010, $10,247,355 expires in the year 2011, and $340,608 expires in the year 2012.

Included in the capital loss carryforward is $1,718,952 and $78,683,026 of losses acquired from the Enterprise Balanced Portfolio and EQ/Enterprise Multi-Cap Growth Portfolio, respectively, as a result of tax-free reorganizations during the years ended 2003 and 2005, respectively. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.0%)
International Automotive Components Group (ADR)*†(b)	1,598	$13,561

Automobiles (0.7%)
General Motors Corp.^	52,493	1,608,386
International Automotive Components Group North America LLC *†	43,600	43,600

		1,651,986

Diversified Consumer Services (0.1%)
H&R Block, Inc.	16,306	343,078

Hotels, Restaurants & Leisure (0.3%)
Wyndham Worldwide Corp.*	19,053	650,660

Household Durables (0.7%)
Beazer Homes USA, Inc.^	21,713	630,328
Koninklijke Philips Electronics N.V.	23,970	915,461

		1,545,789

Leisure Equipment & Products (0.7%)
Mattel, Inc.	61,640	1,699,415

Media (7.6%)
Aeroplan Income Fund	4,450	75,167
Cablevision Systems Corp. - New York Group, Class A	44,706	1,360,404
Clear Channel Communications, Inc.	36,207	1,268,693
Comcast Corp., Special Class A*^	74,576	1,899,451
EchoStar Communications Corp., Class A*^	3,818	165,816
Liberty Media Corp., Capital Series, Class A*	13,460	1,488,541
News Corp., Class A	159,512	3,687,917
Sun-Times Media Group, Inc., Class A^	17,302	85,818
Time Warner Cable, Inc., Class A*	20,059	751,611
Time Warner, Inc.	138,404	2,729,327
Viacom, Inc., Class B*	49,435	2,032,273
Virgin Media, Inc.	94,886	2,395,871
Washington Post Co., Class B^	78	59,553

		18,000,442

Specialty Retail (1.4%)
Home Depot, Inc.	89,168	3,276,032

Total Consumer Discretionary		27,180,963

Consumer Staples (16.3%)
Beverages (1.9%)
Brown-Forman Corp., Class B	7,524	493,273
Coca-Cola Enterprises, Inc.	85,442	1,730,201
Pernod-Ricard S.A.	10,737	2,177,558

		4,401,032

Food & Staples Retailing (2.4%)
Carrefour S.A.	27,443	2,007,120
CVS/Caremark Corp.^	70,570	2,409,260
Kroger Co.	49,389	1,395,239

		5,811,619

Food Products (3.0%)
Cadbury Schweppes plc	208,147	2,670,605
General Mills, Inc.	10,159	591,457
Groupe Danone	6,945	1,134,636
Nestle S.A. (Registered)	6,756	2,631,179

		7,027,877

Tobacco (9.0%)
Altadis S.A.	69,588	4,468,545
Altria Group, Inc.	44,058	3,868,733
British American Tobacco plc	127,007	$3,971,399
Imperial Tobacco Group plc	72,021	3,224,279
Japan Tobacco, Inc.	319	1,567,388
KT&G Corp.	21,031	1,374,794
Reynolds American, Inc.	45,480	2,838,407

		21,313,545

Total Consumer Staples		38,554,073

Energy (3.1%)
Energy Equipment & Services (0.9%)
SeaDrill Ltd.*	57,642	948,324
Transocean, Inc.*	12,394	1,012,590

		1,960,914

Oil, Gas & Consumable Fuels (2.2%)
BP plc.	108,355	1,177,010
Massey Energy Co.^	13,679	328,159
Pogo Producing Co.^	13,733	660,557
Royal Dutch Shell plc, Class A	59,627	1,983,353
Total S.A.	15,718	1,101,287

		5,250,366

Total Energy		7,211,280

Financials (27.3%)
Capital Markets (1.1%)
Bear Stearns Cos., Inc.	6,687	1,005,390
Legg Mason, Inc.	15,926	1,500,389

		2,505,779

Commercial Banks (8.9%)
ABN AMRO Holding N.V.	16,372	704,669
Banca Popolare di Verona e Novara S.c.r.l.	16,838	522,963
Banca Popolare Italiana S.c.r.l.*	33,198	518,866
BNP Paribas	14,238	1,487,161
Centennial Bank Holdings, Inc.*^	36,655	317,066
Chinatrust Financial Holding Co., Ltd.	561,000	438,228
Danske Bank A/S	35,432	1,648,443
Intesa Sanpaolo S.p.A.	275,826	2,094,707
Investors Bancorp, Inc.*^	10	144
Mitsubishi UFJ Financial Group, Inc.	133	1,501,103
Societe Generale.	11,449	1,978,604
Sumitomo Mitsui Financial Group, Inc.	168	1,525,458
Svenska Handelsbanken AB, Class A.	78,090	2,320,513
Swedbank AB, Class A	37,868	1,325,933
U.S. Bancorp	52,647	1,841,066
UnionBanCal Corp.	10,342	655,890
Wachovia Corp.	36,996	2,036,630

		20,917,444

Consumer Finance (1.0%)
SLM Corp.	30,886	1,263,238
Takefuji Corp.	28,421	1,140,795

		2,404,033

Diversified Financial Services (2.7%)
Citigroup, Inc.	53,105	2,726,411
Fortis	81,072	3,701,695

		6,428,106

Insurance (9.5%)
Alleghany Corp.*	3,726	1,391,914
American International Group, Inc.	23,221	1,560,916
Berkshire Hathaway, Inc., Class B*	2,094	7,622,160
Conseco, Inc.*^	48,100	832,130
Hartford Financial Services Group, Inc.	12,417	1,186,817
Montpelier Reinsurance Holdings Ltd.	333	5,774
Nationwide Financial Services, Inc.^	15,550	837,523

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Old Republic International Corp.	62,690	$1,386,703
Prudential Financial, Inc.	10,110	912,529
Travelers Cos., Inc.	32,256	1,669,893
White Mountains Insurance Group Ltd.^	7,639	4,327,493
Zurich Financial Services AG (Registered)	2,251	649,745

		22,383,597

Real Estate Investment Trusts (REITs) (1.0%)
Alexander’s, Inc. (REIT)*^	3,398	1,398,957
Link REIT	183,568	441,681
Potlatch Corp. (REIT)^	3,635	166,410
Ventas, Inc. (REIT)	10,899	459,175

		2,466,223

Real Estate Management & Development (1.0%)
Realogy Corp.*	61,534	1,822,022
St. Joe Co.^	10,217	534,451

		2,356,473

Thrifts & Mortgage Finance (2.1%)
Countrywide Financial Corp.	12,677	426,454
Hudson City Bancorp, Inc.^	112,020	1,532,434
Sovereign Bancorp, Inc.^	43,433	1,104,936
Washington Mutual, Inc.^	48,146	1,944,135

		5,007,959

Total Financials		64,469,614

Health Care (4.0%)
Health Care Equipment & Supplies (0.6%)
Bausch & Lomb, Inc.^	4,967	254,112
Boston Scientific Corp.*	24,899	362,031
Hillenbrand Industries, Inc.^	14,195	842,757

		1,458,900

Health Care Providers & Services (0.5%)
Quest Diagnostics, Inc.^	27,048	1,348,884

Life Sciences Tools & Services (0.2%)
MDS, Inc.	22,326	422,541

Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	32,793	910,334
Pfizer, Inc.	121,106	3,059,138
Sanofi-Aventis	19,571	1,701,969
Valeant Pharmaceuticals International^	36,653	633,730

		6,305,171

Total Health Care		9,535,496

Industrials (7.4%)
Aerospace & Defense (0.1%)
GenCorp, Inc.*	19,697	272,606

Airlines (0.3%)
ACE Aviation Holdings, Inc., Class A*	27,550	726,871
Jazz Air Income Fund	5,488	38,932

		765,803

Building Products (0.2%)
Owens Corning, Inc. (Registered)*†	2,232	67,556
Owens Corning, Inc.*§	9,573	304,996

		372,552

Commercial Services & Supplies (0.1%)
Republic Services, Inc.	11,896	330,947

Industrial Conglomerates (5.0%)
Keppel Corp., Ltd.	81,093	1,015,567
Orkla ASA	66,889	4,715,453
Siemens AG (Registered)	17,270	1,846,072
Tyco International Ltd.	132,483	$4,179,838

		11,756,930

Machinery (0.6%)
Federal Signal Corp.^	33,325	517,204
Scania AB, Class B	10,207	801,031

		1,318,235

Marine (0.7%)
A.P. Moeller-Maersk A/S	157	1,638,187

Road & Rail (0.4%)
Avis Budget Group, Inc.*	9,171	250,552
Florida East Coast Industries, Inc.^(b)	10,960	687,082

		937,634

Total Industrials		17,392,894

Information Technology (4.8%)
Communications Equipment (0.7%)
Motorola, Inc.	100,037	1,767,654

Computers & Peripherals (1.7%)
Dell, Inc.*	103,481	2,401,794
International Business Machines Corp.	16,526	1,557,740

		3,959,534

Semiconductors & Semiconductor Equipment (0.6%)
Agere Systems, Inc.*	21,358	483,118
LSI Logic Corp.*^	84,652	883,767

		1,366,885

Software (1.8%)
Hyperion Solutions Corp.*	23,189	1,201,886
Microsoft Corp.	112,954	3,148,028

		4,349,914

Total Information Technology		11,443,987

Materials (7.4%)
Chemicals (0.9%)
Arkema*	2,499	143,279
Koninklijke DSM N.V.	10,927	489,578
Linde AG	12,787	1,377,624

		2,010,481

Construction Materials (0.2%)
Rinker Group Ltd.	33,444	488,425

Containers & Packaging (1.0%)
Temple-Inland, Inc.	39,345	2,350,470

Metals & Mining (1.4%)
Anglo American plc	31,451	1,656,818
Arcelor Mittal	21,698	1,152,165
IPSCO, Inc.	3,651	479,741

		3,288,724

Paper & Forest Products (3.9%)
Domtar Corp.*^	83,472	777,124
International Paper Co.^	100,327	3,651,903
Weyerhaeuser Co.	64,725	4,837,547

		9,266,574

Total Materials		17,404,674

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.8%)
Chunghwa Telecom Co. Ltd.	162,181	314,148
Chunghwa Telecom Co., Ltd. (ADR)	36,414	725,367
Embarq Corp.	15,795	890,048
Royal KPN N.V.	33,068	515,068
Verizon Communications, Inc.	107,646	4,081,936

Total Telecommunication Services		6,526,567

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (3.3%)
Electric Utilities (0.8%)
E.ON AG	12,685	$1,724,688

Independent Power Producers & Energy Traders (1.8%)
Constellation Energy Group, Inc.^	35,218	3,062,205
TXU Corp.	19,409	1,244,117

		4,306,322

Multi-Utilities (0.7%)
NorthWestern Corp.	7,324	259,489
RWE AG	11,808	1,249,121
Suez S.A.	2,947	155,423

		1,664,033

Total Utilities		7,695,043

Total Common Stocks (87.9%) (Cost $199,019,879)		207,414,591

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.3%)
Auto Components (0.2%)
Dana Corp.
6.500%, 3/1/09 (h)	$281,000	215,668
5.850%, 1/15/15 (h)	40,000	29,800
7.000%, 3/15/28 (h)	361,000	273,457

		518,925

Automobiles (0.0%)
International Automotive Components Group North America LLC, Term Loan
9.000%, 12/31/49 †	26,900	26,900

Hotels, Restaurants & Leisure (0.1%)
Trump Entertainment Resorts Inc.
8.500%, 6/1/15^	230,000	232,300

Total Consumer Discretionary.		778,125

Total Long-Term Debt Securities (0.3%) (Cost $755,138)		778,125

SHORT-TERM INVESTMENTS:
Government Securities (9.8%)
Federal Home Loan Bank
5.00%, 4/2/07 (o)(p)	$21,100,000	$21,094,139
U.S. Treasury Bills
4.87%, 4/12/07 ^(p)	2,000,000	1,996,760

Total Government Securities		23,090,899

Short-Term Investment of Cash Collateral for Securities Loaned (7.3%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	17,121,633	17,121,633

Time Deposit (0.4%)
JPMorgan Chase Nassau
4.79%, 4/2/07	1,000,374	1,000,374

Total Short-Term Investments (17.5%) (Cost/Amortized Cost $ 41,216,060)		41,212,906

Total Investments (105.7%) (Cost/Amortized Cost $ 240,991,077)		249,405,622
Other Assets Less Liabilities (-5.7%)		(13,442,005)

Net Assets (100%)		$235,963,617

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $151,617 or 0.06% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $304,996 or 0.13% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(h)	Security in default.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

At March 31, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation /(Depreciation)
Foreign Currency Sell Contracts
Australian Dollar, expiring 5/14/07	253	$198,080	$204,693	$(6,613)
Australian Dollar, expiring 5/14/07	170	137,506	137,378	128
Canadian Dollar, expiring 7/26/07	1,186	1,026,258	1,029,609	(3,351)
Danish Krone, expiring 4/23/07	4,303	750,914	771,924	(21,010)
Danish Krone, expiring 4/23/07	960	168,312	172,236	(3,924)
Danish Krone, expiring 4/23/07	999	176,320	179,248	(2,928)
Danish Krone, expiring 4/23/07	1,500	268,755	269,119	(364)
European Union, expiring 5/24/07	15,675	20,684,118	20,981,893	(297,775)
European Union, expiring 5/24/07	549	722,358	734,328	(11,970)
European Union, expiring 5/24/07	338	445,238	452,437	(7,199)
European Union, expiring 5/24/07	932	1,224,980	1,246,955	(21,975)
European Union, expiring 5/24/07	475	627,137	635,825	(8,688)
European Union, expiring 5/24/07	222	292,949	296,623	(3,674)
European Union, expiring 5/24/07	393	519,546	525,959	(6,413)
European Union, expiring 5/24/07	201	267,642	268,705	(1,063)
European Union, expiring 5/24/07	275	366,238	367,636	(1,398)
European Union, expiring 5/24/07	227	304,030	304,069	(39)
European Union, expiring 5/24/07	600	801,852	803,142	(1,290)
European Union, expiring 5/24/07	324	433,767	434,358	(591)
European Union, expiring 5/24/07	196	261,169	262,319	(1,150)
European Union, expiring 6/13/07	60	79,011	79,944	(933)
British Pound, expiring 5/8/07	2,606	5,088,961	5,127,265	(38,304)
British Pound, expiring 5/8/07	281	550,035	553,169	(3,134)
British Pound, expiring 5/8/07	74	144,198	144,883	(685)
British Pound, expiring 5/8/07	380	748,296	747,726	570
British Pound, expiring 5/8/07	89	175,258	175,686	(428)
Japanese Yen, expiring 6/19/07	424,915	3,652,468	3,642,468	10,000
Japanese Yen, expiring 6/19/07	30,000	257,721	257,167	554
Korean Won, expiring 9/27/07	37,375	40,000	39,879	121
Korean Won, expiring 9/27/07	23,469	25,000	25,041	(41)
Korean Won, expiring 9/27/07	28,149	30,000	30,035	(35)
Korean Won, expiring 9/27/07	23,434	25,000	25,004	(4)
Korean Won, expiring 9/27/07	28,119	30,000	30,003	(3)
Korean Won, expiring 9/27/07	28,137	30,000	30,022	(22)
Norwegian Krone, expiring 6/7/07	7,847	1,257,685	1,293,326	(35,641)
Norwegian Krone, expiring 6/7/07	2,547	413,117	419,792	(6,675)
Norwegian Krone, expiring 6/7/07	7,495	1,224,146	1,235,311	(11,165)
Norwegian Krone, expiring 6/7/07	917	150,043	151,214	(1,171)
Norwegian Krone, expiring 6/7/07	4,129	672,494	680,597	(8,103)
Norwegian Krone, expiring 6/7/07	755	122,633	124,402	(1,769)
Norwegian Krone, expiring 6/7/07	1,500	246,775	247,236	(461)
Singapore Dollar, expiring 7/24/07	346	226,820	229,626	(2,806)
Singapore Dollar, expiring 7/24/07	146	95,714	96,590	(876)
Singapore Dollar, expiring 7/24/07	260	172,847	172,601	246
Swedish Krona, expiring 5/15/07	20,295	2,892,903	2,913,249	(20,346)
Swedish Krona, expiring 5/15/07	864	123,917	123,960	(43)
Swedish Krona, expiring 5/15/07	6,000	862,700	861,283	1,417
Swedish Krona, expiring 5/15/07	943	134,389	135,325	(936)
Swiss Franc, expiring 5/7/07	1,732	1,424,072	1,429,894	(5,822)
Swiss Franc, expiring 5/7/07	83	68,563	68,503	60
Taiwan Dollar, expiring 6/6/07	10,600	333,648	321,147	12,501
Taiwan Dollar, expiring 6/6/07	1,606	50,000	48,657	1,343
Taiwan Dollar, expiring 6/6/07	895	27,786	27,115	671
Taiwan Dollar, expiring 6/6/07	3,150	96,537	95,435	1,102
Taiwan Dollar, expiring 6/6/07	4,900	148,530	148,455	75

				$(512,030)

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Options written for the three months ended March 31, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	10	$1,018
Options Written	21	4,854
Options Terminated in Closing Purchase Transactions	(11)	(3,428)
Options Expired	(20)	(2,444)
Options Exercised	—	—

Options Outstanding—March 31, 2007	—	$—

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$114,042,934
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,993,278

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,059,723
Aggregate gross unrealized depreciation	(2,664,292)

Net unrealized appreciation	$8,395,431

Federal income tax cost of investments	$241,010,191

At March 31, 2007, the Portfolio had loaned securities with a total value of $18,866,448. This was secured by collateral of $17,121,633 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $2,037,185 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2007, the Portfolio incurred approximately $2,163 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Barbados (0.3%)
Everest Reinsurance Group Ltd.	1,460	$140,408

Bermuda (1.1%)
ACE Ltd.	5,300	302,418
XL Capital Ltd., Class A^	3,460	242,062

Total Bermuda		544,480

Brazil (1.6%)
Cia de Bebidas das Americas (Preference ADR)^	6,370	350,095
Empresa Brasileira de Aeronautica S.A. (ADR)^	10,890	499,416

Total Brazil		849,511

Canada (1.6%)
Husky Energy, Inc.	8,230	574,995
Manulife Financial Corp.	7,580	260,655

Total Canada		835,650

China (0.0%)
3SBio, Inc. (ADR)*	700	7,714

Denmark (0.3%)
Novo-Nordisk A/S, Class B	1,870	170,648

Finland (0.6%)
Fortum Oyj	11,010	321,069

France (5.3%)
LVMH Moet Hennessy Louis Vuitton S.A.	6,220	690,061
NicOx S.A.*	1,376	36,303
Sanofi-Aventis	8,350	726,148
Societe Generale	2,653	458,489
Technip S.A.	7,910	580,316
Total S.A.	3,760	263,446

Total France		2,754,763

Germany (5.7%)
Allianz SE (Registered)	3,095	635,507
Bayerische Motoren Werke (BMW) AG	8,300	489,737
Porsche AG (Preference)	260	397,241
SAP AG	11,951	532,744
Siemens AG (Registered)	8,141	870,230

Total Germany		2,925,459

Hong Kong (0.3%)
Hutchison Whampoa Ltd.	18,540	178,317

India (1.3%)
ICICI Bank Ltd. (ADR)^	3,160	116,130
Infosys Technologies Ltd. (ADR)	11,300	567,825

Total India		683,955

Ireland (0.2%)
Experian Group Ltd.	8,770	101,046

Italy (0.5%)
Bulgari S.p.A.	17,510	252,854

Japan (11.0%)
Canon, Inc.	3,590	192,844
Chugai Pharmaceutical Co., Ltd.	8,650	218,746
Credit Saison Co., Ltd.	9,140	300,944
Fanuc Ltd.	1,400	130,329
Hoya Corp.	11,150	369,964
KDDI Corp.	72	574,949
Keyence Corp.	1,100	248,209
Kyocera Corp.	2,720	256,443
Murata Manufacturing Co., Ltd.	6,820	497,726
Nidec Corp.	1,860	$119,959
Nintendo Co., Ltd.	940	273,209
Resona Holdings, Inc.	70	188,306
Secom Co., Ltd.	5,000	232,094
Sega Sammy Holdings, Inc.	6,800	158,690
Seven & I Holdings Co., Ltd.	5,613	171,000
Shionogi & Co., Ltd.	13,300	239,274
Sony Corp.	13,450	683,685
Square Enix Co., Ltd.	7,290	188,065
Sumitomo Mitsui Financial Group, Inc.	15	136,202
Toyota Motor Corp.	7,650	490,135

Total Japan		5,670,773

Mexico (2.3%)
Fomento Economico Mexicano S.A.B. de C.V.	32,640	360,102
Grupo Modelo S.A.B., Series C	45,010	230,591
Grupo Televisa S.A. (ADR)^	20,330	605,834

Total Mexico		1,196,527

Netherlands (2.1%)
European Aeronautic Defence & Space Co. N.V.	16,320	506,221
Koninklijke Philips Electronics N.V.^	15,540	593,503

Total Netherlands		1,099,724

Norway (0.6%)
Tandberg ASA*	14,480	302,545

Singapore (0.2%)
Singapore Press Holdings Ltd.	40,790	118,298

South Korea (1.9%)
Hyundai Heavy Industries Co., Ltd.	1,209	241,594
Samsung Electronics Co., Ltd.	510	305,198
SK Telecom Co., Ltd. (ADR)	17,910	419,452

Total South Korea		966,244

Spain (1.1%)
Inditex S.A.	8,760	544,496

Sweden (6.2%)
Hennes & Mauritz AB, Class B	17,490	1,006,900

Investor AB, Class B	12,544	298,204

Telefonaktiebolaget LM Ericsson, Class B	514,290	1,892,830

Total Sweden		3,197,934

Switzerland (3.4%)
Credit Suisse Group (Registered)	10,172	729,950
Novartis AG (Registered)	4,562	261,672
Roche Holding AG.	3,522	623,158
Syngenta AG (Registered)*	637	121,880

Total Switzerland		1,736,660

Taiwan (1.5%)
Benq Corp.*	156,080	62,259

MediaTek, Inc.	34,320	394,101

Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	31,000	333,250

Total Taiwan		789,610

United Kingdom (12.3%)
BP plc (ADR)	5,830	377,493
Burberry Group plc	17,620	226,418
Cadbury Schweppes plc	48,930	627,791
Diageo plc	14,390	291,527
HSBC Holdings plc	27,160	472,046
Pearson plc	14,230	244,182
Prudential plc	32,590	460,149
Reckitt Benckiser plc	15,990	832,588

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Bank of Scotland Group plc	21,050	$821,837
Smith & Nephew plc	25,300	321,621
Tesco plc	51,820	453,019
Vodafone Group plc	350,190	933,759
WPP Group plc	18,310	277,441

Total United Kingdom		6,339,871

United States (33.0%)
3M Co.	6,110	466,987
Adobe Systems, Inc.*^	15,530	647,601
Advanced Micro Devices, Inc.*^	31,690	413,871
Affymetrix, Inc.*	4,380	131,707
Altera Corp.*	15,680	313,443
Amgen, Inc.*	3,440	192,227
AtheroGenics, Inc.*^	7,900	22,199
Automatic Data Processing, Inc.†	11,810	513,440
Avon Products, Inc.	1,180	43,967
Berkshire Hathaway, Inc., Class B*	80	291,200
Boeing Co.	3,740	332,523
Boston Scientific Corp.*	19,380	281,785
Broadridge Financial Solutions, Inc.*	2,828	55,702
Carnival Corp.^	13,020	610,117
Chevron Corp.	4,660	344,654
Cisco Systems, Inc.*	8,360	213,431
Coach, Inc.*	4,850	242,742
Colgate-Palmolive Co.	5,000	333,950
Corning, Inc.*	23,080	524,839
Cree, Inc.*^	9,620	158,345
eBay, Inc.*	24,160	800,904
Emerson Electric Co.	11,280	486,055
Genentech, Inc.*	2,520	206,942
Getty Images, Inc.*	3,070	149,294
Gilead Sciences, Inc.*	5,720	437,580
GlobalSantaFe Corp.	2,230	137,546
InterMune, Inc.*	3,500	86,310
International Game Technology	6,950	280,641
International Rectifier Corp.*	4,780	182,644
Intuit, Inc.*	16,140	441,590
Johnson & Johnson	1,870	112,686
JPMorgan Chase & Co.	5,160	249,641
Juniper Networks, Inc.*	28,360	558,125
Linear Technology Corp.	6,530	206,283
Lockheed Martin Corp.	3,050	295,911
Maxim Integrated Products, Inc.^	12,740	374,556
McDonald’s Corp.	7,300	328,865
Medtronic, Inc.	3,460	169,748
Microsoft Corp.	30,280	843,904
Morgan Stanley	6,770	533,205
Nektar Therapeutics*^	3,710	48,453
Northern Trust Corp.	7,850	472,099
Northrop Grumman Corp.	3,430	254,575
Nuvelo, Inc.*^	2,550	9,384
Raytheon Co.	5,580	292,727
Realogy Corp.*	200	5,922
Regeneron Pharmaceuticals, Inc.*^	2,300	49,726
Scientific Games Corp., Class A*^	1,600	52,528
Sirius Satellite Radio, Inc.*^	125,220	400,704
Theravance, Inc.*^	3,710	109,445
Tiffany & Co.	10,220	464,806
Transocean, Inc.*	6,900	563,730
Wal-Mart Stores, Inc.	9,830	461,518
Walt Disney Co.	14,200	488,906
Xilinx, Inc.	10,490	269,908
Yahoo!, Inc.*	3,330	104,196

Total United States		17,065,787

Total Common Stocks (94.4%) (Cost $47,519,590)		48,794,343

INVESTMENT COMPANY:
Exchange Traded Fund (1.6%)
iShares MSCI Emerging Markets Index Fund (Cost $753,542)^	7,000	$814,030

	Principal Amount
TOTAL SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.2%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	$5,274,308	5,274,308

Time Deposit (3.9%)
JPMorgan Chase Nassau
4.79%, 4/2/07	2,026,172	2,026,172

Total Short-Term Investments (14.1%) (Amortized Cost $ 7,300,480)		7,300,480

Total Investments (110.1%) (Cost/Amortized Cost $ 55,573,612)		56,908,853
Other Assets Less Liabilities (-10.1%)		(5,204,914)

Net Assets (100%)		$51,703,939

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		19.0%
Consumer Staples		8.0
Energy		5.5
Financials		15.3
Health Care		8.6
Industrials		9.5
Information Technology
Communications Equipment	6.8%
Computers & Peripherals	0.1
Electronic Equipment & Instruments	2.9
Internet Software & Services	1.7
IT Services	2.2
Office Electronics	0.4
Semiconductors & Semiconductor Equipment	5.7
Software	5.7

Total Information Technology		25.5
Materials		0.2
Telecommunications Services		3.7
Utilities		0.6
Cash and Other		4.1

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $513,440 or 0.99% of net assets) valued at fair value.

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$24,055,959
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,027,824

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federalincome tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,426,012
Aggregate gross unrealized depreciation	(1,114,308)

Net unrealized appreciation	$1,311,704

Federal income tax cost of investments	$55,597,149

At March 31, 2007, the Portfolio had loaned securities with a total value of $5,127,000. This was secured by collateral of $5,274,308 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $272 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.1%)
Auto Components (0.1%)
ArvinMeritor, Inc.	160	$2,920
Gentex Corp.	300	4,875
Goodyear Tire & Rubber Co.*	300	9,357
Lear Corp.*	200	7,302
Sauer-Danfoss, Inc.^	100	3,010
Tenneco, Inc.*^	100	2,546

		30,010

Automobiles (0.2%)
General Motors Corp.	2,200	67,408

Diversified Consumer Services (0.1%)
Coinstar, Inc.*	100	3,130
DeVry, Inc.^	100	2,935
ITT Educational Services, Inc.*	50	4,075
Regis Corp.	100	4,037
Stewart Enterprises, Inc., Class A	200	1,612

		15,789

Hotels, Restaurants & Leisure (0.8%)
Bally Technologies, Inc.*	100	2,358
Bob Evans Farms, Inc.	100	3,695
Brinker International, Inc.	200	6,540
CBRL Group, Inc.	100	4,630
CEC Entertainment, Inc.*	100	4,154
Chipotle Mexican Grill, Inc., Class B*	36	2,066
Domino’s Pizza, Inc.	100	3,247
Jack in the Box, Inc.*	120	8,296
McDonald’s Corp.	2,300	103,615
Wendy’s International, Inc.	400	12,520
Wyndham Worldwide Corp.*	300	10,245
Yum! Brands, Inc.	1,300	75,088

		236,454

Household Durables (0.1%)
American Greetings Corp., Class A	100	2,321
Blyth, Inc.^	100	2,111
Kimball International, Inc., Class B^	230	4,434
Leggett & Platt, Inc.	300	6,801
Tempur-Pedic International, Inc.^	200	5,198
Tupperware Brands Corp.	100	2,493

		23,358

Internet & Catalog Retail (0.2%)
Expedia, Inc.*	329	7,626
IAC/InterActiveCorp*^	600	22,626
Liberty Media Corp., Interactive, Class A*	500	11,910
Priceline.com, Inc.*	100	5,326

		47,488

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	400	11,448
Mattel, Inc.	600	16,542

		27,990

Media (4.8%)
CBS Corp., Class B	2,500	76,475
Clear Channel Communications, Inc.	2,100	73,584
Cox Radio, Inc., Class A*^	150	2,047
DIRECTV Group, Inc.*	2,660	61,366
EchoStar Communications Corp., Class A*^	1,200	52,116
Gannett Co., Inc.	500	28,145
Idearc, Inc.	245	8,599
Lee Enterprises, Inc.	100	3,005
Liberty Global, Inc., Class A*	2,200	72,446
Liberty Media Corp., Capital Series, Class A*	1,130	124,967
Live Nation, Inc.*^	100	2,206
Marvel Entertainment, Inc.*^	300	$8,325
McGraw-Hill Cos., Inc.	500	31,440
News Corp., Class A	5,100	117,912
Omnicom Group, Inc.	1,400	143,332
Sinclair Broadcast Group, Inc., Class A	200	3,090
Time Warner, Inc.	7,900	155,788
Tribune Co.	300	9,633
Viacom, Inc., Class B*	1,860	76,465
Walt Disney Co.	8,100	278,883

		1,329,824

Multiline Retail (3.0%)
99 Cents Only Stores*	200	2,946
Big Lots, Inc.*^	400	12,512
Dillards, Inc., Class A	200	6,546
Dollar Tree Stores, Inc.*^	400	15,296
Family Dollar Stores, Inc.	400	11,848
Federated Department Stores, Inc.	3,400	153,170
J.C. Penney Co., Inc.	1,250	102,700
Kohl’s Corp.*	2,100	160,881
Nordstrom, Inc.^	2,500	132,350
Saks, Inc.	300	6,252
Sears Holdings Corp.*	700	126,112
Target Corp.	1,500	88,890

		819,503

Specialty Retail (2.3%)
Aeropostale, Inc.*^	100	4,023
American Eagle Outfitters, Inc.	400	11,996
Asbury Automotive Group, Inc.	100	2,825
AutoZone, Inc.*	100	12,814
Barnes & Noble, Inc.^	200	7,890
Best Buy Co., Inc.	1,900	92,568
Blockbuster, Inc., Class A*^	400	2,576
Brown Shoe Co., Inc.	30	1,260
Buckle, Inc.^	45	1,607
DSW, Inc., Class A*^	100	4,221
Gap, Inc.	3,030	52,146
Gymboree Corp.*	60	2,404
Home Depot, Inc.	5,000	183,700
Lowe’s Cos., Inc.	2,700	85,023
Men’s Wearhouse, Inc.	140	6,587
Office Depot, Inc.*	500	17,570
OfficeMax, Inc.	100	5,274
Payless Shoesource, Inc.*	180	5,976
RadioShack Corp.^	300	8,109
Rent-A-Center, Inc.*^	200	5,596
Ross Stores, Inc.	400	13,760
Sally Beauty Holdings, Inc.*	200	1,838
Sherwin-Williams Co.	100	6,604
TJX Cos., Inc.	3,400	91,664

		628,031

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	1,800	90,090
Columbia Sportswear Co.	100	6,231
Phillips-Van Heusen Corp.^	100	5,880
Wolverine World Wide, Inc.	140	4,000

		106,201

Total Consumer Discretionary		3,332,056

Consumer Staples (7.7%)
Beverages (1.6%)
Coca-Cola Co.	4,200	201,600
Molson Coors Brewing Co., Class B	100	9,462
Pepsi Bottling Group, Inc.	200	6,378
PepsiCo, Inc.	3,620	230,087

		447,527

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	1,200	64,608
CVS/Caremark Corp.	3,090	105,475

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co.	4,400	$124,300
Performance Food Group Co.*	100	3,087
Safeway, Inc.	3,290	120,546
Wal-Mart Stores, Inc.	2,800	131,460

		549,476

Food Products (1.1%)
Campbell Soup Co.^	1,000	38,950
ConAgra Foods, Inc.	2,610	65,015
Dean Foods Co.*	200	9,348
General Mills, Inc.	300	17,466
H.J. Heinz Co.	1,300	61,256
Kellogg Co.	700	36,001
Kraft Foods, Inc., Class A^	1,600	50,656
Sara Lee Corp.	2,000	33,840
Tyson Foods, Inc., Class A	400	7,764

		320,296

Household Products (1.0%)
Clorox Co.	200	12,738
Energizer Holdings, Inc.*	100	8,533
Procter & Gamble Co.	3,900	246,324

		267,595

Personal Products (0.1%)
Alberto-Culver Co.	300	6,864
Avon Products, Inc.	100	3,726
Chattem, Inc.*	100	5,894
NBTY, Inc.*^	200	10,608
Playtex Products, Inc.*	200	2,714
USANA Health Sciences, Inc.*	100	4,687

		34,493

Tobacco (1.9%)
Altria Group, Inc.	5,400	474,174
Loews Corp.- Carolina Group	100	7,561
Reynolds American, Inc.	440	27,461
UST, Inc.	200	11,596

		520,792

Total Consumer Staples		2,140,179

Energy (11.0%)
Energy Equipment & Services (1.0%)
GulfMark Offshore, Inc.*	100	4,365
Halliburton Co.^	2,600	82,524
Schlumberger Ltd.	2,200	152,020
SEACOR Holdings, Inc.*^	100	9,840
Tidewater, Inc.	200	11,716

		260,465

Oil, Gas & Consumable Fuels (10.0%)
Alberta Clipper Energy, Inc.*	200	750
Anadarko Petroleum Corp.	1,400	60,172
Apache Corp.	1,300	91,910
Chevron Corp.	7,300	539,908
ConocoPhillips	3,500	239,225
Delek U.S. Holdings, Inc.	100	1,913
Devon Energy Corp.	950	65,759
Exxon Mobil Corp.	15,500	1,169,475
General Maritime Corp.	120	3,466
Hess Corp.	1,200	66,564
Holly Corp.	200	11,860
Marathon Oil Corp.	1,820	179,870
Noble Energy, Inc.	200	11,930
Occidental Petroleum Corp.	3,000	147,930
OMI Corp.	150	4,029
Overseas Shipholding Group	200	12,520
Paramount Resources Ltd., Class A*	500	8,662
ProEx Energy Ltd.*	200	2,624
ProspEx Resources Ltd.*	200	684
Sunoco, Inc.	100	7,044
Tesoro Corp.	100	10,043
TUSK Energy Corp.*	1,500	$2,404
USEC, Inc.*	300	4,875
Valero Energy Corp.	1,900	122,531
Western Refining, Inc.^	100	3,902

		2,770,050

Total Energy		3,030,515

Financials (18.7%)
Capital Markets (3.5%)
Ameriprise Financial, Inc.	2,410	137,707
Bank of New York Co., Inc.	2,000	81,100
BlackRock, Inc.^	400	62,524
Goldman Sachs Group, Inc.	800	165,304
Janus Capital Group, Inc.	400	8,364
Lehman Brothers Holdings, Inc.	1,300	91,091
MCG Capital Corp.	100	1,876
Merrill Lynch & Co., Inc.	2,730	222,959
Morgan Stanley	2,600	204,776

		975,701

Commercial Banks (3.0%)
Chittenden Corp.	100	3,019
Comerica, Inc.	200	11,824
Fifth Third Bancorp	600	23,214
FNB Corp./Pennsylvania	100	1,685
National City Corp.	1,300	48,425
National Penn Bancshares, Inc.	100	1,890
SunTrust Banks, Inc.	900	74,736
U.S. Bancorp	4,300	150,371
Wachovia Corp.	4,114	226,476
Wells Fargo & Co.	8,700	299,541

		841,181

Consumer Finance (0.1%)
Advanta Corp., Class B^	100	4,384
AmeriCredit Corp.*	500	11,430
Capital One Financial Corp.	1	75
First Marblehead Corp.^	150	6,734

		22,623

Diversified Financial Services (5.4%)
Bank of America Corp.	10,000	510,200
Citigroup, Inc.	11,100	569,874
International Securities Exchange
Holdings, Inc.	100	4,880
JPMorgan Chase & Co.	8,300	401,554

		1,486,508

Insurance (4.8%)
ACE Ltd.	90	5,135
Allstate Corp.	2,800	168,168
Ambac Financial Group, Inc.	100	8,639
American International Group, Inc.	4,700	315,934
Assurant, Inc.^	200	10,726
Chubb Corp.	1,400	72,338
CNA Financial Corp.*	600	25,854
Delphi Financial Group, Inc., Class A	100	4,023
Fidelity National Financial, Inc., Class A	300	7,203
First American Corp.	200	10,144
Genworth Financial, Inc., Class A	1,600	55,904
Hanover Insurance Group, Inc.	100	4,612
Hilb, Rogal & Hobbs Co.^	100	4,905
Infinity Property & Casualty Corp.	100	4,686
IPC Holdings Ltd.	100	2,885
Lincoln National Corp.	490	33,217
Loews Corp.	2,050	93,132
MBIA, Inc.^	200	13,098
MetLife, Inc.^	1,300	82,095
Nationwide Financial Services, Inc.	100	5,386
Ohio Casualty Corp.^	100	2,995
PartnerReinsurance Ltd.	100	6,854
Principal Financial Group, Inc.	2,300	137,701

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Progressive Corp.	800	$17,456
Prudential Financial, Inc.	300	27,078
Reinsurance Group of America, Inc.	100	5,772
Safeco Corp.	100	6,643
Travelers Cos., Inc.	3,000	155,310
United America Indemnity Ltd., Class A*	100	2,320
XL Capital Ltd., Class A^	300	20,988

		1,311,201

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	300	10,254
Jones Lang LaSalle, Inc.	100	10,428

		20,682

Thrifts & Mortgage Finance (1.8%)
Countrywide Financial Corp.	2,220	74,681
Fannie Mae	2,500	136,450
First Niagara Financial Group, Inc.	100	1,391
Freddie Mac	2,400	142,776
MAF Bancorp, Inc.	100	4,134
MGIC Investment Corp.	100	5,892
PMI Group, Inc.	300	13,566
Radian Group, Inc.^	300	16,464
Washington Federal, Inc.	100	2,346
Washington Mutual, Inc.^	2,700	109,026

		506,726

Total Financials		5,164,622

Health Care (12.2%)
Biotechnology (0.7%)
Amgen, Inc.*	2,300	128,524
Biogen Idec, Inc.*^	1,500	66,570

		195,094

Health Care Equipment & Supplies (0.8%)
Dade Behring Holdings, Inc.	200	8,770
Edwards Lifesciences Corp.*	200	10,140
Immucor, Inc.*^	200	5,886
Kinetic Concepts, Inc.*^	100	5,064
Medtronic, Inc.	1,700	83,402
Mentor Corp.^	200	9,200
Viasys Healthcare, Inc.*	100	3,399
West Pharmaceutical Services, Inc.^	100	4,643
Zimmer Holdings, Inc.*	1,200	102,492

		232,996

Health Care Providers & Services (4.4%)
Aetna, Inc.	3,400	148,886
AMERIGROUP Corp.*	100	3,040
AmerisourceBergen Corp.	500	26,375
Apria Healthcare Group, Inc.*^	100	3,225
Chemed Corp.	100	4,896
CIGNA Corp.	700	99,862
Coventry Health Care, Inc.*	200	11,210
Emergency Medical Services Corp., Class A*	100	2,946
Express Scripts, Inc.*	100	8,072
Healthspring, Inc.*^	100	2,355
Humana, Inc.*	300	17,406
Kindred Healthcare, Inc.*^	100	3,278
Laboratory Corp. of America Holdings*	100	7,263
LCA-Vision, Inc.	100	4,119
McKesson Corp.	2,400	140,496
Medco Health Solutions, Inc.*	1,300	94,289
PSS World Medical, Inc.*	100	2,114
UnitedHealth Group, Inc.	6,200	328,414
WellCare Health Plans, Inc.*	100	8,525
WellPoint, Inc.*	3,500	283,850

		1,200,621

Life Sciences Tools & Services (0.3%)
Bruker BioSciences Corp.*	100	$1,052
Invitrogen Corp.*	100	6,365
Thermo Fisher Scientific, Inc.*^	1,800	84,150

		91,567

Pharmaceuticals (6.0%)
Abbott Laboratories	2,300	128,340
Alpharma, Inc., Class A	100	2,408
Bristol-Myers Squibb Co.	2,900	80,504
Eli Lilly & Co.	1,100	59,081
Forest Laboratories, Inc.*	2,600	133,744
Johnson & Johnson	6,800	409,768
Merck & Co., Inc.	6,100	269,437
Perrigo Co.	200	3,532
Pfizer, Inc.	20,000	505,200
Schering-Plough Corp.	2,200	56,122
Sciele Pharma, Inc.*	100	2,368
ViroPharma, Inc.*^	200	2,870

		1,653,374

Total Health Care		3,373,652

Industrials (9.2%)
Aerospace & Defense (3.7%)
Armor Holdings, Inc.*^	100	6,733
Boeing Co.	1,400	124,474
General Dynamics Corp.	1,860	142,104
Honeywell International, Inc.	3,300	151,998
Lockheed Martin Corp.	1,890	183,367
Northrop Grumman Corp.	2,100	155,862
Orbital Sciences Corp.*^	100	1,874
Raytheon Co.	2,780	145,839
United Technologies Corp.	1,700	110,500

		1,022,751

Air Freight & Logistics (0.3%)
Hub Group, Inc., Class A*^	90	2,609
United Parcel Service, Inc., Class B	1,100	77,110

		79,719

Airlines (0.1%)
AMR Corp.*	300	9,135
Continental Airlines, Inc., Class B*	200	7,278
SkyWest, Inc.	100	2,683

		19,096

Building Products (0.1%)
Lennox International, Inc.^	200	7,140
Masco Corp.	500	13,700

		20,840

Commercial Services & Supplies (0.4%)
ABM Industries, Inc.^	100	2,639
ACCO Brands Corp.*	100	2,409
Administaff, Inc.^	60	2,112
Cenveo, Inc.*^	100	2,430
Covanta Holding Corp.*	100	2,218
Deluxe Corp.	200	6,706
Heidrick & Struggles International, Inc.*	100	4,845
IKON Office Solutions, Inc.^	300	4,311
Interface, Inc., Class A^	100	1,599
John H. Harland Co.	120	6,148
Kelly Services, Inc., Class A	100	3,220
Knoll, Inc.	100	2,383
Korn/Ferry International*	100	2,294
Labor Ready, Inc.*^	100	1,899
Manpower, Inc.	200	14,754
R.R. Donnelley & Sons Co.	300	10,977
Republic Services, Inc.	300	8,346
Rollins, Inc.	100	2,301
Steelcase, Inc., Class A^	500	9,945

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Viad Corp.^	120	$4,632
Watson Wyatt Worldwide, Inc., Class A^	100	4,865

		101,033

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	300	9,225
EMCOR Group, Inc.*	20	1,180
Granite Construction, Inc.	200	11,052
Infrasource Services, Inc.*	100	3,053

		24,510

Electrical Equipment (0.1%)
Acuity Brands, Inc.	200	10,888
Belden CDT, Inc.^	140	7,503
GrafTech International Ltd.*	300	2,724
II-VI, Inc.*	100	3,385
Woodward Governor Co.^	100	4,117

		28,617

Industrial Conglomerates (3.1%)
3M Co.	1,200	91,716
General Electric Co.	17,300	611,728
Tredegar Corp.	100	2,279
Tyco International Ltd.	5,000	157,750

		863,473

Machinery (1.1%)
Caterpillar, Inc.	800	53,624
Cummins, Inc.	50	7,236
Danaher Corp.^	1,480	105,746
Eaton Corp.	1,000	83,560
Kaydon Corp.	100	4,256
Navistar International Corp.*	100	4,575
PACCAR, Inc.	400	29,360
Pall Corp.	200	7,600
SPX Corp.	200	14,040
Wabtec Corp.	100	3,449

		313,446

Marine (0.0%)
Horizon Lines, Inc., Class A	100	3,282

Road & Rail (0.2%)
Avis Budget Group, Inc.*	300	8,196
Con-way, Inc.	100	4,984
Dollar Thrifty Automotive Group, Inc.*	100	5,104
Kansas City Southern, Inc.*^	200	7,116
Laidlaw International, Inc.	200	6,920
Ryder System, Inc.	100	4,934
YRC Worldwide, Inc.*^	200	8,044

		45,298

Trading Companies & Distributors (0.0%)
UAP Holding Corp.^	100	2,585
W.W. Grainger, Inc.	100	7,724

		10,309

Total Industrials		2,532,374

Information Technology (19.2%)
Communications Equipment (3.2%)
Arris Group, Inc.*^	300	4,224
Avaya, Inc.*	700	8,267
Cisco Systems, Inc.*	17,200	439,116
CommScope, Inc.*^	200	8,580
InterDigital Communications Corp.*^	100	3,167
Motorola, Inc.	14,500	256,215
Polycom, Inc.*^	400	13,332
QUALCOMM, Inc.	3,600	153,576

		886,477

Computers & Peripherals (4.9%)
Apple Inc.*	2,100	195,111
Dell, Inc.*	7,600	176,396
Diebold, Inc.^	200	$9,542
EMC Corp.*	7,700	106,645
Hewlett-Packard Co.^	9,000	361,260
International Business Machines Corp.	5,400	509,004
Lexmark International, Inc., Class A*^	100	5,846
Network Appliance, Inc.*	100	3,652

		1,367,456

Electronic Equipment & Instruments (0.5%)
Agilent Technologies, Inc.*^	2,830	95,343
Avnet, Inc.*	200	7,228
Dolby Laboratories, Inc., Class A*	200	6,902
Littelfuse, Inc.*	100	4,060
Mettler-Toledo International, Inc.*	100	8,957
Rofin-Sinar Technologies, Inc.*^	20	1,183
Vishay Intertechnology, Inc.*	300	4,194

		127,867

Internet Software & Services (0.9%)
Google, Inc., Class A*	500	229,080
Open Text Corp.*^	100	2,196
United Online, Inc.^	420	5,893
ValueClick, Inc.*^	300	7,839
VeriSign, Inc.*	400	10,048

		255,056

IT Services (2.2%)
Automatic Data Processing, Inc.	1,500	65,212
BISYS Group, Inc.*^	200	2,292
Broadridge Financial Solutions, Inc.*	325	6,403
Computer Sciences Corp.*	200	10,426
Convergys Corp.*	500	12,705
Covansys Corp.*^	100	2,468
CSG Systems International, Inc.*^	200	5,004
DST Systems, Inc.*^	200	15,040
Electronic Data Systems Corp.	5,000	138,400
First Data Corp.	5,600	150,640
Fiserv, Inc.*^	200	10,612
ManTech International Corp., Class A*	100	3,341
Mastercard, Inc., Class A^	300	31,872
MPS Group, Inc.*^	230	3,255
Paychex, Inc.	1,600	60,592
Perot Systems Corp., Class A*	200	3,574
Sabre Holdings Corp., Class A	400	13,100
Total System Services, Inc.^	200	6,370
Western Union Co.	3,050	66,947

		608,253

Office Electronics (0.5%)
Xerox Corp.*	7,760	131,066

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Energy Industries, Inc.*^	100	2,104
Agere Systems, Inc.*	500	11,310
AMIS Holdings, Inc.*^	200	2,190
Amkor Technology, Inc.*^	500	6,240
Analog Devices, Inc.	2,210	76,223
Applied Materials, Inc.	6,800	124,576
ATMI, Inc.*	100	3,057
Brooks Automation, Inc.*	200	3,430
Cymer, Inc.*	100	4,155
Fairchild Semiconductor International, Inc.*	400	6,688
FEI Co.*	100	3,606
Intel Corp.	9,800	187,474
MEMC Electronic Materials, Inc.*	600	36,348
Micrel, Inc.*^	400	4,408
MKS Instruments, Inc.*^	100	2,552
Novellus Systems, Inc.*^	200	6,404
ON Semiconductor Corp.*^	700	6,244
Teradyne, Inc.*	400	6,616
Tessera Technologies, Inc.*^	100	3,974

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	3,720	$111,972
Varian Semiconductor Equipment
Associates, Inc.*	200	10,676
Verigy Ltd.*	260	6,102

		626,349

Software (4.7%)
Blackbaud, Inc.	100	2,442
BMC Software, Inc.*	400	12,316
CA, Inc.	2,500	64,775
Cadence Design Systems, Inc.*^	500	10,530
Cognos, Inc.*	100	3,939
Compuware Corp.*	1,300	12,337
Epicor Software Corp.*	100	1,391
Fair Isaac Corp.	300	11,604
Hyperion Solutions Corp.*	300	15,549
Intuit, Inc.*^	1,050	28,728
McAfee, Inc.*	500	14,540
Mentor Graphics Corp.*^	240	3,922
Microsoft Corp.	26,200	730,194
MicroStrategy, Inc., Class A*	20	2,528
Oracle Corp.*	11,800	213,934
Sybase, Inc.*	400	10,112
Symantec Corp.*^	7,800	134,940
Synopsys, Inc.*	400	10,492
The9 Ltd. (ADR)*	100	3,374
TIBCO Software, Inc.*	350	2,982

		1,290,629

Total Information Technology		5,293,153

Materials (3.0%)
Chemicals (1.1%)
Albemarle Corp.	200	8,268
Ashland, Inc.	200	13,120
Cabot Corp.^	200	9,546
CF Industries Holdings, Inc.	200	7,710
Dow Chemical Co.^	2,100	96,306
E.I. du Pont de Nemours & Co.	1,200	59,316
Hercules, Inc.*	560	10,943
Lubrizol Corp.	200	10,306
Lyondell Chemical Co.^	300	8,991
Nalco Holding Co.	200	4,780
NewMarket Corp.^	20	813
PPG Industries, Inc.	100	7,031
Rockwood Holdings, Inc.*	100	2,768
Rohm & Haas Co.	1,100	56,892
Sensient Technologies Corp.	150	3,867
Spartech Corp.^	100	2,934
W.R. Grace & Co.*^	100	2,642

		306,233

Containers & Packaging (0.1%)
Crown Holdings, Inc.*	200	4,892
Packaging Corp. of America	100	2,440
Pactiv Corp.*^	400	13,496
Rock-Tenn Co., Class A^	100	3,320
Sonoco Products Co.	200	7,516

		31,664

Metals & Mining (1.7%)
AK Steel Holding Corp.*	400	9,356
Century Aluminum Co.*^	100	4,688
Chaparral Steel Co.^	200	11,634
Cleveland-Cliffs, Inc.^	100	6,401
Compass Minerals International, Inc.^	100	3,340
Freeport-McMoRan Copper & Gold, Inc.^	2,086	138,072
Hecla Mining Co.*^	200	1,812
Metal Management, Inc.	100	4,620
Nucor Corp.	2,300	149,799
Pearl Exploration and Production Ltd.*	802	2,883
Southern Copper Corp.^	1,400	$100,324
Steel Dynamics, Inc.	200	8,640
United States Steel Corp.	200	19,834

		461,403

Paper & Forest Products (0.1%)
International Paper Co.	600	21,840

Total Materials		821,140

Telecommunication Services (3.9%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	10,634	419,299
CenturyTel, Inc.	300	13,557
Cincinnati Bell, Inc.*	620	2,914
Citizens Communications Co.	600	8,970
Cogent Communications Group, Inc.*	100	2,363
Embarq Corp.	200	11,270
General Communication, Inc., Class A*^	200	2,800
Qwest Communications International, Inc.*^	9,400	84,506
Verizon Communications, Inc.	7,100	269,232

		814,911

Wireless Telecommunication Services (1.0%)
ALLTEL Corp.	1,200	74,400
Sprint Nextel Corp.	9,900	187,704
Telephone & Data Systems, Inc.	200	11,924

		274,028

Total Telecommunication Services		1,088,939

Utilities (1.7%)
Electric Utilities (0.9%)
American Electric Power Co., Inc.	800	39,000
Duke Energy Corp.^	4,800	97,392
Edison International, Inc.^	1,400	68,782
El Paso Electric Co.*	100	2,635
FirstEnergy Corp.	300	19,872
Progress Energy, Inc.^	400	20,176
Unisource Energy Corp.	100	3,755

		251,612

Gas Utilities (0.1%)
Atmos Energy Corp.	200	6,256
New Jersey Resources Corp.	100	5,005
Nicor, Inc.^	100	4,842
ONEOK, Inc.	200	9,000
Southwest Gas Corp.	100	3,887
UGI Corp.	300	8,013
WGL Holdings, Inc.	100	3,198

		40,201

Independent Power Producers & Energy Traders (0.2%)
Canadian Hydro Developers, Inc.*	700	3,820
Constellation Energy Group, Inc.	300	26,085
Mirant Corp.*	300	12,138
NRG Energy, Inc.*^	100	7,204

		49,247

Multi-Utilities (0.5%)
Avista Corp.^	100	2,423
CenterPoint Energy, Inc.	500	8,970
NiSource, Inc.	400	9,776
PG&E Corp.	2,030	97,988
Sempra Energy	400	24,404

		143,561

Total Utilities		484,621

Total Common Stocks (98.7%) (Cost $26,659,344)		27,261,251

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.2%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	$2,547,102	$2,547,102

Time Deposit (2.6%)
JPMorgan Chase Nassau
4.79%, 4/2/07	703,167	703,167

Total Short-Term Investments (11.8%) (Amortized Cost $3,250,269)		3,250,269

Total Investments (110.5%) (Cost/Amortized Cost $ 29,909,613)		30,511,520
Other Assets Less Liabilities (-10.5%)		(2,900,978)

Net Assets (100%)		$27,610,542

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$17,783,261
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,567,479

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$988,102
Aggregate gross unrealized depreciation	(398,835)

Net unrealized appreciation	$589,267

Federal income tax cost of investments	$29,922,253

At March 31, 2007, the Portfolio had loaned securities with a total value of $2,499,377. This was secured by collateral of $2,547,102 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $292 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.2%)
Auto Components (1.4%)
Aftermarket Technology Corp.*^	600	$14,568
American Axle & Manufacturing Holdings, Inc.^	1,300	35,555
ArvinMeritor, Inc.	6,100	111,325
Autoliv, Inc.	300	17,133
Fuel Systems Solutions, Inc.*^	200	3,704
GenTek, Inc.*^	300	10,218
Gentex Corp.^	1,800	29,250
Goodyear Tire & Rubber Co.*	2,000	62,380
Lear Corp.*	1,600	58,416
Modine Manufacturing Co.	1,500	34,350
Sauer-Danfoss, Inc.^	2,000	60,200
Shiloh Industries, Inc.	200	2,256
Standard Motor Products, Inc.	500	8,535
Tenneco, Inc.*	5,100	129,846

		577,736

Automobiles (0.2%)
Monaco Coach Corp.	600	9,558
Winnebago Industries, Inc.	1,900	63,897

		73,455

Diversified Consumer Services (2.0%)
Bright Horizons Family Solutions, Inc.*^	100	3,775
Career Education Corp.*	500	15,250
Coinstar, Inc.*	2,500	78,250
Corinthian Colleges, Inc.*^	2,100	28,875
CPI Corp.	200	10,502
DeVry, Inc.^	4,800	140,880
INVESTools, Inc.*^	1,600	22,240
ITT Educational Services, Inc.*	600	48,894
Jackson Hewitt Tax Service, Inc.	3,100	99,758
Pre-Paid Legal Services, Inc.*	400	20,044
Regis Corp.	2,300	92,851
Service Corp. International	3,300	39,138
Sotheby’s, Inc.^	900	40,032
Steiner Leisure Ltd.*	900	40,482
Stewart Enterprises, Inc., Class A	4,500	36,270
Strayer Education, Inc.	700	87,500
Vertrue, Inc.*	300	14,433

		819,174

Hotels, Restaurants & Leisure (3.3%)
AFC Enterprises, Inc.*^	800	16,040
Ambassadors Group, Inc.^	500	16,620
Ameristar Casinos, Inc.	1,200	38,532
Applebee’s International, Inc.^	1,200	29,736
Bally Technologies, Inc.*	2,200	51,876
Bob Evans Farms, Inc.^	2,900	107,155
Brinker International, Inc.	1,800	58,860
Buffalo Wild Wings, Inc.*	400	25,480
CBRL Group, Inc.	1,741	80,608
CEC Entertainment, Inc.*	1,700	70,618
CKE Restaurants, Inc.	2,300	43,378
Ctrip.com International Ltd. (ADR)^	400	26,794
Darden Restaurants, Inc.	800	32,952
Denny’s Corp.*	4,000	19,600
Domino’s Pizza, Inc.	3,900	126,633
Dover Downs Gaming & Entertainment, Inc.	900	11,592
IHOP Corp.^	1,600	93,840
Jack in the Box, Inc.*	1,800	124,434
Krispy Kreme Doughnuts, Inc.*^	900	9,171
Landry’s Restaurants, Inc.^	200	5,920
Luby’s, Inc.*	800	7,816
McCormick & Schmick’s Seafood Restaurants, Inc.*^	600	$16,086
Monarch Casino & Resort, Inc.*	600	15,600
O’Charley’s, Inc.*	800	15,432
Papa John’s International, Inc.*	400	11,760
Pinnacle Entertainment, Inc.*	1,900	55,233
Ruby Tuesday, Inc.^	1,900	54,340
Town Sports International Holdings, Inc.*	100	2,180
Triarc Cos., Inc., Class B	500	8,595
Vail Resorts, Inc.*^	1,400	76,062
Wendy’s International, Inc.	1,800	56,340
WMS Industries, Inc.*^	400	15,696
Wyndham Worldwide Corp.*	1,500	51,225

		1,376,204

Household Durables (1.4%)
American Greetings Corp., Class A	3,400	78,914
Avatar Holdings, Inc.*	100	7,144
Blyth, Inc.^	2,800	59,108
CSS Industries, Inc.	100	3,748
Ethan Allen Interiors, Inc.^	900	31,806
Helen of Troy Ltd.*	300	6,813
Kimball International, Inc., Class B^	3,300	63,624
La-Z-Boy, Inc.^	1,100	13,618
Leggett & Platt, Inc.^	800	18,136
Newell Rubbermaid, Inc.	1,500	46,635
Sealy Corp.^	400	6,992
Snap-On, Inc.	500	24,050
Stanley Furniture Co., Inc.^	500	10,400
Stanley Works^	700	38,752
Tempur-Pedic International, Inc.	5,800	150,742
Tupperware Brands Corp.	1,600	39,888

		600,370

Internet & Catalog Retail (0.6%)
1-800-FLOWERS.COM, Inc., Class A*	500	3,890
Blue Nile, Inc.*^	500	20,330
Expedia, Inc.*	2,158	50,023
FTD Group, Inc.	1,000	16,530
Netflix, Inc.*^	1,500	34,785
Priceline.com, Inc.*^	2,300	122,498
Systemax, Inc.^	1,300	24,349

		272,405

Leisure Equipment & Products (0.4%)
Hasbro, Inc.	2,000	57,240
JAKKS Pacific, Inc.*	500	11,950
Mattel, Inc.	2,800	77,196
Nautilus, Inc.^	1,100	16,973
RC2 Corp.*	300	12,117
Steinway Musical Instruments, Inc.	300	9,681
Sturm Ruger & Co., Inc.*	200	2,690

		187,847

Media (2.0%)
Arbitron, Inc.	1,300	61,035
Catalina Marketing Corp.	100	3,158
Citadel Broadcasting Corp.	1,900	18,069
Cox Radio, Inc., Class A*^	5,100	69,615
Cumulus Media, Inc., Class A*^	1,400	13,132
DreamWorks Animation SKG, Inc., Class A*	700	21,406
Entercom Communications Corp., Class A^	600	16,908
Entravision Communications Corp., Class A*	500	4,670
Gemstar-TV Guide International, Inc.*	2,300	9,637

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Harris Interactive, Inc.*^	2,100	$12,663
Idearc, Inc.	1,700	59,670
Journal Communications, Inc., Class A	1,000	13,110
Journal Register Co.	600	3,576
Knology, Inc.*	500	7,915
Lee Enterprises, Inc.^	2,500	75,125
Lin TV Corp., Class A*	1,200	19,080
Live Nation, Inc.*	4,200	92,652
Lodgenet Entertainment Corp.*^	700	21,504
Marvel Entertainment, Inc.*^	2,000	55,500
Mediacom Communications Corp., Class A*	3,100	25,234
Meredith Corp.	500	28,695
National CineMedia, Inc.*	110	2,937
R.H. Donnelley Corp.	200	14,178
Radio One, Inc., Class D*	500	3,230
Scholastic Corp.*	1,900	59,090
Sinclair Broadcast Group, Inc., Class A	5,800	89,610
Tribune Co.	900	28,899
Westwood One, Inc.^	600	4,122
World Wrestling Entertainment, Inc., Class A^	1,200	19,560

		853,980

Multiline Retail (1.0%)
99 Cents Only Stores*^	2,400	35,352
Big Lots, Inc.*	3,800	118,864
Dillards, Inc., Class A	1,400	45,822
Dollar Tree Stores, Inc.*	1,600	61,184
Family Dollar Stores, Inc.	2,100	62,202
Fred’s, Inc.^	500	7,350
Retail Ventures, Inc.*	600	12,630
Saks, Inc.	2,700	56,268

		399,672

Specialty Retail (5.3%)
Aeropostale, Inc.*^	4,000	160,920
American Eagle Outfitters, Inc.	2,000	59,980
Asbury Automotive Group, Inc.^	3,000	84,750
AutoNation, Inc.*	200	4,248
AutoZone, Inc.*	500	64,070
Barnes & Noble, Inc.^	1,200	47,340
Bebe Stores, Inc.^	600	10,428
Blockbuster, Inc., Class A*^	14,800	95,312
Books-A-Million, Inc.	700	9,968
Brown Shoe Co., Inc.	2,800	117,600
Buckle, Inc.^	2,750	98,175
Casual Male Retail Group, Inc.*^	1,800	21,294
Cato Corp., Class A^	1,100	25,729
Charlotte Russe Holding, Inc.*	600	17,322
Charming Shoppes, Inc.*	4,600	59,570
Christopher & Banks Corp.^	500	9,735
CSK Auto Corp.*	1,300	22,360
Dick’s Sporting Goods, Inc.*	200	11,652
Dress Barn, Inc.*	4,900	101,969
DSW, Inc., Class A*^	2,600	109,746
Genesco, Inc.*^	1,300	53,989
Group 1 Automotive, Inc.^	900	35,793
Gymboree Corp.*	3,300	132,231
Haverty Furniture Cos., Inc.^	800	11,200
Jo-Ann Stores, Inc.*	700	19,075
Men’s Wearhouse, Inc.	1,500	70,575
Midas, Inc.*	500	10,785
Office Depot, Inc.*	800	28,112
OfficeMax, Inc.	1,100	58,014
Payless Shoesource, Inc.*	3,000	99,600
Pep Boys-Manny, Moe & Jack	800	15,272
PetSmart, Inc.	100	$3,296
RadioShack Corp.^	2,200	59,466
Rent-A-Center, Inc.*^	5,000	139,900
Ross Stores, Inc.	1,900	65,360
Sally Beauty Holdings, Inc.*	2,400	22,056
Select Comfort Corp.*	1,300	23,140
Sherwin-Williams Co.^	1,100	72,644
Shoe Carnival, Inc.*	700	23,310
Sonic Automotive, Inc., Class A	2,700	76,950
Stage Stores, Inc.^	1,500	34,965
Syms Corp.*	100	1,865
United Retail Group, Inc.*	100	1,202
West Marine, Inc.*^	200	3,642
Wet Seal, Inc., Class A*^	2,500	16,375

		2,210,985

Textiles, Apparel & Luxury Goods (1.6%)
Cherokee, Inc.^	200	8,612
Columbia Sportswear Co.^	500	31,155
Deckers Outdoor Corp.*^	500	35,510
Fossil, Inc.*	500	13,235
Hanesbrands, Inc.*	1,200	35,268
K-Swiss, Inc., Class A^	100	2,702
Kellwood Co.^	3,200	93,856
Liz Claiborne, Inc.	900	38,565
Maidenform Brands, Inc.*	800	18,456
Movado Group, Inc.	500	14,725
Oxford Industries, Inc.	300	14,832
Perry Ellis International, Inc.*^	500	15,995
Phillips-Van Heusen Corp.	1,000	58,800
Polo Ralph Lauren Corp.	400	35,260
Skechers U.S.A., Inc., Class A*	2,300	77,211
Steven Madden Ltd.^	1,400	40,880
Stride Rite Corp.	500	7,695
UniFirst Corp.	400	15,348
Wolverine World Wide, Inc.	4,600	131,422
Xerium Technologies, Inc.^	100	802

		690,329

Total Consumer Discretionary		8,062,157

Consumer Staples (3.6%)
Beverages (0.4%)
Boston Beer Co., Inc., Class A*	400	13,340
Cott Corp.*^	100	1,338
MGP Ingredients, Inc.^	500	10,185
Molson Coors Brewing Co., Class B	700	66,234
National Beverage Corp.*	700	12,278
Pepsi Bottling Group, Inc.	1,400	44,646

		148,021

Food & Staples Retailing (0.5%)
Arden Group, Inc.,Class A^	100	13,350
Casey’s General Stores, Inc.	500	12,505
Ingles Markets, Inc., Class A	800	32,672
Longs Drug Stores Corp.^	900	46,476
Nash Finch Co.^	500	17,230
Pantry, Inc.*	600	27,132
Pathmark Stores, Inc.*	100	1,280
Performance Food Group Co.*^	1,300	40,131
Smart & Final, Inc.*	300	6,531
Spartan Stores, Inc.	800	21,440
Topps Co., Inc.	100	972
Weis Markets, Inc.	100	4,470
Wild Oats Markets, Inc.*	300	5,460

		229,649

Food Products (0.9%)
Cal-Maine Foods, Inc.	400	5,380
Dean Foods Co.*	1,400	65,436
Delta & Pine Land Co.	600	24,720

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Flowers Foods, Inc.	1,500	$45,255
Hain Celestial Group, Inc.*	100	3,007
Imperial Sugar Co.	500	16,765
J & J Snack Foods Corp.	300	11,847
JM Smucker Co.	100	5,332
Premium Standard Farms, Inc.	200	4,208
Ralcorp Holdings, Inc.*	1,500	96,450
Reddy Ice Holdings, Inc.^	700	21,126
Seaboard Corp.	9	20,340
Tyson Foods, Inc., Class A	2,000	38,820

		358,686

Household Products (0.3%)
Clorox Co.	1,000	63,690
Energizer Holdings, Inc.*	700	59,731

		123,421

Personal Products (1.0%)
Alberto-Culver Co.	1,900	43,472
Chattem, Inc.*^	2,100	123,774
Elizabeth Arden, Inc.*	400	8,728
Estee Lauder Cos., Inc., Class A	900	43,965
Mannatech, Inc.	200	3,212
NBTY, Inc.*^	1,600	84,864
Physicians Formula Holdings, Inc.*	700	13,216
Playtex Products, Inc.*^	2,800	37,996
Prestige Brands Holdings, Inc.*	100	1,185
USANA Health Sciences, Inc.*^	1,500	70,305

		430,717

Tobacco (0.5%)
Alliance One International, Inc.*	700	6,461
Loews Corp.- Carolina Group.	900	68,049
Universal Corp.	1,100	67,485
UST, Inc.	1,400	81,172

		223,167

Total Consumer Staples		1,513,661

Energy (3.6%)
Energy Equipment & Services (1.6%)
Basic Energy Services, Inc.*^	200	4,660
Dawson Geophysical Co.*^	200	9,906
Ensign Energy Services, Inc.	300	5,028
Global Industries Ltd.*	300	5,487
Grey Wolf, Inc.*	10,000	67,000
GulfMark Offshore, Inc.*	1,400	61,110
Hydril Co.*	600	57,744
Input/Output, Inc.*^	5,200	71,656
Leader Energy Services Ltd.*	1,300	935
Lone Star Technologies, Inc.*	600	39,618
Matrix Service Co.*	800	16,184
NATCO Group, Inc.*	600	20,472
North American Energy Partners, Inc.*	900	18,981
Parker Drilling Co.*	5,700	53,523
Pason Systems, Inc.	200	2,481
Savanna Energy Services Corp.*	100	1,672
SEACOR Holdings, Inc.*^	500	49,200
Technicoil Corp.*	3,300	2,401
Tidewater, Inc.	900	52,722
Todco*	800	32,264
Trican Well Service Ltd.	400	7,917
Trico Marine Services, Inc.*	600	22,356
Universal Compression Holdings, Inc.*	900	60,912

		664,229

Oil, Gas & Consumable Fuels (2.0%)
Alberta Clipper Energy, Inc.*	200	750
Alon USA Energy, Inc.^	600	21,720
Birchcliff Energy Ltd.*	100	384
Capitol Energy Resources Ltd.*	600	3,607
Celtic Exploration Ltd.*	200	$2,235
Copano Energy LLC	400	27,392
Delek U.S. Holdings, Inc.	400	7,652
Delphi Energy Corp.*	700	940
Foundation Coal Holdings, Inc.^	200	6,868
Frontier Oil Corp.	500	16,320
Galleon Energy, Inc., Class A*	500	7,323
General Maritime Corp.^	1,900	54,872
Holly Corp.	900	53,370
Kereco Energy Ltd.*	510	3,159
Mahalo Energy Ltd.*	500	1,654
Markwest Hydrocarbon, Inc.^	100	6,200
Midnight Oil Exploration Ltd.*	1,400	2,122
Noble Energy, Inc.	500	29,825
OMI Corp.	3,700	99,382
Overseas Shipholding Group	800	50,080
Paramount Resources Ltd., Class A*	400	6,929
Pogo Producing Co.	500	24,050
ProEx Energy Ltd.*	100	1,312
ProspEx Resources Ltd.*	700	2,395
Real Resources, Inc.*	100	848
Redstar Oil & Gas, Inc.*	700	728
Rosetta Resources, Inc.*^	400	8,216
Sunoco, Inc.	900	63,396
Swift Energy Co.*^	100	4,177
Teekay Shipping Corp.^	500	27,055
Tesoro Corp.	600	60,258
TUSK Energy Corp.*	2,516	4,032
USEC, Inc.*^	9,000	146,250
VAALCO Energy, Inc.*^	900	4,662
Western Refining, Inc.^	2,800	109,256

		859,419

Total Energy		1,523,648

Financials (13.6%)
Capital Markets (1.1%)
Apollo Investment Corp.^	600	12,840
Ares Capital Corp.	1,300	23,621
Cohen & Steers, Inc.	1,300	56,004
Cowen Group, Inc.*^	200	3,328
FCStone Group, Inc.*	900	33,588
GAMCO Investors, Inc., Class A^	100	4,333
Greenhill & Co., Inc.^	200	12,278
HFF, Inc., Class A*	500	7,500
Janus Capital Group, Inc.	2,300	48,093
Knight Capital Group, Inc., Class A*	5,000	79,200
MarketAxess Holdings, Inc.*^	100	1,674
MCG Capital Corp.	1,000	18,760
Piper Jaffray Cos.*	1,900	117,686
Stifel Financial Corp.*^	100	4,430
SWS Group, Inc.	1,000	24,810
WP Carey & Co. LLC	300	10,011

		458,156

Commercial Banks (1.0%)
Amcore Financial, Inc.	400	12,700
Bancorpsouth, Inc.	300	7,335
Central Pacific Financial Corp.	600	21,942
Chittenden Corp.^	900	27,171
Citizens Banking Corp./Michigan	100	2,216
City Holding Co.^	400	16,180
Columbia Banking System, Inc.	300	10,119
Comerica, Inc.^	1,000	59,120
First Citizens BancShares, Inc./ North Carolina, Class A	50	10,050
First Security Group, Inc./ Tennessee	300	3,414
FirstMerit Corp.^	500	10,555
FNB Corp./Pennsylvania^	1,000	16,850

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Frontier Financial Corp.^	550	$13,722
Greater Bay Bancorp^	1,500	40,335
Greene County Bancshares, Inc.	100	3,391
Hancock Holding Co.^	400	17,592
Hanmi Financial Corp.^	1,500	28,590
Independent Bank Corp./Michigan	100	2,037
International Bancshares Corp.	300	8,901
Intervest Bancshares Corp.*	300	8,610
National Penn Bancshares, Inc.^	606	11,453
Oriental Financial Group, Inc.^	100	1,178
Preferred Bank/California	250	9,803
Provident Bankshares Corp.	300	9,858
Republic Bancorp, Inc./Kentucky, Class A^	105	2,374
Southwest Bancorp, Inc./Oklahoma^	100	2,569
Sterling Bancshares, Inc./Texas^	300	3,354
Sterling Financial Corp./Washington	500	15,595
UMB Financial Corp.^	400	15,104
Umpqua Holdings Corp.^	300	8,031
United Community Banks, Inc./Georgia	500	16,395
West Coast Bancorp/Oregon^	100	3,197

		419,741

Consumer Finance (0.9%)
Advanta Corp., Class B^	2,300	100,832
AmeriCredit Corp.*	2,200	50,292
Cash America International, Inc.^	2,400	98,400
Credit Acceptance Corp.*^	83	2,257
EZCORP, Inc., Class A*^	1,000	14,730
First Marblehead Corp.^	1,150	51,623
World Acceptance Corp.*^	1,500	59,925

		378,059

Diversified Financial Services (0.4%)
Asset Acceptance Capital Corp.*^	100	1,547
Asta Funding, Inc.^	600	25,908
International Securities Exchange Holdings, Inc.	2,800	136,640
Resource America, Inc., Class A	200	4,726

		168,821

Insurance (5.1%)
Affirmative Insurance Holdings, Inc.	200	3,460
Alfa Corp.^	400	7,392
Ambac Financial Group, Inc.	900	77,751
American Equity Investment Life Holding Co.^	600	7,878
American Financial Group, Inc./Ohio	750	25,530
American Physicians Capital, Inc.*	600	24,048
Amerisafe, Inc.*	400	7,540
Arch Capital Group Ltd.*	200	13,642
Argonaut Group, Inc.*	1,600	51,776
Aspen Insurance Holdings Ltd.	600	15,726
Assurant, Inc.^	1,300	69,719
Bristol West Holdings, Inc.	700	15,519
CNA Financial Corp.*	600	25,854
CNA Surety Corp.*	1,500	31,650
Commerce Group, Inc.^	1,000	30,040
Darwin Professional Underwriters, Inc.*^	300	7,545
Delphi Financial Group, Inc., Class A	2,800	112,644
Direct General Corp.^	400	8,504
Donegal Group, Inc., Class A^	300	5,094
EMC Insurance Group, Inc.^	300	7,740
Employers Holdings, Inc.*	200	4,004
FBL Financial Group, Inc., Class A^	600	23,478
Fidelity National Financial, Inc., Class A	1,400	$33,614
First American Corp.	800	40,576
First Mercury Financial Corp.*^	200	4,110
FPIC Insurance Group, Inc.*^	400	17,868
Great American Financial Resources, Inc.	600	14,688
Hanover Insurance Group, Inc.	800	36,896
Harleysville Group, Inc.	1,400	45,486
Hilb Rogal & Hobbs Co.	1,000	49,050
Horace Mann Educators Corp.	2,100	43,155
Infinity Property & Casualty Corp.^	1,700	79,662
IPC Holdings Ltd.	1,000	28,850
LandAmerica Financial Group, Inc.^	1,000	73,910
MBIA, Inc.^	1,000	65,490
Meadowbrook Insurance Group, Inc.*	1,400	15,386
Midland Co.	400	16,968
National Western Life Insurance Co., Class A^	100	24,480
Nationwide Financial Services, Inc.^	1,000	53,860
Navigators Group, Inc.*^	100	5,017
NYMAGIC, Inc.	100	4,085
Odyssey Reinsurance Holdings Corp.	700	27,517
Ohio Casualty Corp.^	4,300	128,785
Old Republic International Corp.	1,500	33,180
OneBeacon Insurance Group Ltd.	400	10,000
PartnerReinsurance Ltd.^	600	41,124
Philadelphia Consolidated Holding Corp.*	200	8,798
Phoenix Cos., Inc.^	4,700	65,236
Presidential Life Corp.^	300	5,916
ProAssurance Corp.*^	600	30,690
ProCentury Corp.	800	18,560
Reinsurance Group of America, Inc.^	700	40,404
RenaissanceReinsurance Holdings Ltd.^	300	15,042
RLI Corp.^	1,400	76,902
Safeco Corp.	1,100	73,073
Safety Insurance Group, Inc.^	700	28,084
SeaBright Insurance Holdings, Inc.*	600	11,040
Selective Insurance Group, Inc.	1,800	45,828
State Auto Financial Corp.	800	25,704
Stewart Information Services Corp.^	100	4,179
Tower Group, Inc.^	500	16,110
United America Indemnity Ltd., Class A*	1,800	41,760
United Fire & Casualty Co.^	400	14,052
Universal American Financial Corp.*^	200	3,876
USI Holdings Corp.*	200	3,370
W.R. Berkley Corp.	100	3,312
Willis Group Holdings Ltd.^	300	11,874
Zenith National Insurance Corp.	2,800	132,356

		2,146,457

Real Estate Investment Trusts (REITs) (3.3%)
Acadia Realty Trust (REIT)^	200	5,214
Agree Realty Corp. (REIT)^	100	3,414
Alexandria Real Estate Equities, Inc. (REIT)^	300	30,111
AMB Property Corp. (REIT)	100	5,879
American Home Mortgage Investment Corp. (REIT)^	200	5,398

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Arbor Realty Trust, Inc. (REIT)	100	$3,044
Ashford Hospitality Trust, Inc. (REIT)^	1,000	11,940
Associated Estates Realty Corp. (REIT)	300	4,227
BioMed Realty Trust, Inc. (REIT)^	700	18,410
Brandywine Realty Trust (REIT)^	800	26,728
Camden Property Trust (REIT)	50	3,516
Capital Trust, Inc./New York, Class A (REIT)^	200	9,114
CBL & Associates Properties, Inc. (REIT)	500	22,420
Cedar Shopping Centers, Inc. (REIT)	300	4,860
Colonial Properties Trust (REIT)	600	27,402
Corporate Office Properties Trust (REIT)	500	22,840
Cousins Properties, Inc. (REIT)	100	3,286
Crescent Real Estate Equities Co. (REIT)	400	8,024
DCT Industrial Trust, Inc. (REIT)	1,400	16,562
DiamondRock Hospitality Co. (REIT)^	2,100	39,900
Digital Realty Trust, Inc. (REIT)	600	23,940
Duke Realty Corp. (REIT)^	100	4,347
EastGroup Properties, Inc. (REIT)^	400	20,412
Entertainment Properties Trust (REIT)^	300	18,075
Equity Inns, Inc. (REIT)^	1,200	19,656
Equity Lifestyle Properties, Inc. (REIT)	100	5,401
Equity One, Inc. (REIT)	900	23,850
Extra Space Storage, Inc. (REIT)	100	1,894
Federal Realty Investment Trust (REIT)^	100	9,062
FelCor Lodging Trust, Inc. (REIT)^	800	20,776
First Industrial Realty Trust, Inc. (REIT)	1,100	49,830
Franklin Street Properties Corp. (REIT)^	100	1,918
Friedman Billings Ramsey Group, Inc., Class A (REIT)	200	1,104
Glimcher Realty Trust (REIT)^	300	8,106
Gramercy Capital Corp./ New York (REIT)	300	9,204
Health Care REIT, Inc. (REIT)	400	17,560
Healthcare Realty Trust, Inc. (REIT)	500	18,650
Hersha Hospitality Trust (REIT)	100	1,178
Highland Hospitality Corp. (REIT)	1,100	19,580
Highwoods Properties, Inc. (REIT)	800	31,592
Home Properties, Inc. (REIT)	700	36,967
Hospitality Properties Trust (REIT)	200	9,360
HRPT Properties Trust (REIT)^	400	4,920
Inland Real Estate Corp. (REIT)^	1,500	27,510
Innkeepers USA Trust (REIT)	500	8,140
Kilroy Realty Corp. (REIT)	150	11,062
Kite Realty Group Trust (REIT)	200	3,990
KKR Financial Corp. (REIT)	900	24,687
LaSalle Hotel Properties (REIT)	600	27,816
Lexington Realty Trust (REIT)^	500	10,565
Liberty Property Trust (REIT)	400	19,488
Longview Fibre Co. (REIT)	200	4,926
LTC Properties, Inc. (REIT)	500	12,955
Mack-Cali Realty Corp. (REIT)^	400	$19,052
Maguire Properties, Inc. (REIT)	600	21,336
Medical Properties Trust, Inc. (REIT)	400	5,876
Mid-America Apartment Communities, Inc. (REIT)^	500	28,130
National Retail Properties, Inc. (REIT)^	1,300	31,447
Nationwide Health Properties, Inc. (REIT)	1,700	53,142
Newcastle Investment Corp. (REIT)	800	22,184
Omega Healthcare Investors, Inc. (REIT)^	800	13,720
Parkway Properties, Inc./ Maryland (REIT)	300	15,675
Pennsylvania Real Estate Investment Trust (REIT)^	500	22,165
Post Properties, Inc. (REIT)	400	18,292
PS Business Parks, Inc. (REIT)^	300	21,156
RAIT Financial Trust (REIT)	500	13,970
Ramco-Gershenson Properties Trust (REIT)	200	7,142
Realty Income Corp. (REIT)^	1,600	45,120
Redwood Trust, Inc. (REIT)^	100	5,218
Regency Centers Corp. (REIT)	50	4,178
Saul Centers, Inc. (REIT)	100	5,690
Senior Housing Properties Trust (REIT)	1,500	35,850
SL Green Realty Corp. (REIT)	50	6,859
Sovran Self Storage, Inc. (REIT)	400	22,164
Spirit Finance Corp. (REIT)^	1,000	14,900
Strategic Hotels & Resorts, Inc. (REIT)	1,400	32,018
Sunstone Hotel Investors, Inc. (REIT)	800	21,808
Tanger Factory Outlet Centers (REIT)^	600	24,234
U-Store-It Trust (REIT)	300	6,036
UDR, Inc.^	600	18,372
Ventas, Inc. (REIT)	400	16,852
Washington Real Estate Investment Trust (REIT)^	800	29,936
Weingarten Realty Investors (REIT)	200	9,512
Winston Hotels, Inc. (REIT)	300	4,509

		1,377,353

Real Estate Management & Development (0.2%)
CB Richard Ellis Group, Inc., Class A*^	1,400	47,852
Jones Lang LaSalle, Inc.	400	41,712
Stratus Properties, Inc.*	100	3,362

		92,926

Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.^	900	23,931
Bank Mutual Corp.^	200	2,274
BankUnited Financial Corp., Class A	500	10,605
City Bank/Washington^	100	3,211
Clayton Holdings, Inc.*^	100	1,534
Corus Bankshares, Inc.^	3,300	56,298
Downey Financial Corp.^	600	38,724
Farmer Mac, Class C	300	8,160
First Financial Holdings, Inc.^	100	3,460
First Niagara Financial Group, Inc.	5,400	75,114
FirstFed Financial Corp.*^	1,600	90,928
Flagstar Bancorp, Inc.^	1,300	15,535
Franklin Bank Corp./Texas*^	100	1,787
Fremont General Corp.	900	6,237
KNBT Bancorp, Inc.^	100	1,474

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
MAF Bancorp, Inc.^	1,300	$53,742
MGIC Investment Corp.	600	35,352
Ocwen Financial Corp.*^	2,600	33,462
PFF Bancorp, Inc.	800	24,264
PMI Group, Inc.	1,200	54,264
Provident Financial Services, Inc.	1,100	19,195
Radian Group, Inc.^	600	32,928
TierOne Corp.	400	10,816
Triad Guaranty, Inc.*^	500	20,705
Washington Federal, Inc.^	600	14,076
Webster Financial Corp.	200	9,602
Westfield Financial, Inc.^	300	3,216
WSFS Financial Corp.	200	12,896

		663,790

Total Financials		5,705,303

Health Care (8.7%)
Biotechnology (0.3%)
Alexion Pharmaceuticals, Inc.*^	300	12,972
Allos Therapeutics, Inc.*	100	597
Alnylam Pharmaceuticals, Inc.*^	100	1,800
Applera Corp.- Celera Group*	800	11,360
Array Biopharma, Inc.*^	200	2,540
Digene Corp.*	100	4,241
Immunomedics, Inc.*	1,700	7,786
Incyte Corp.*^	500	3,295
Indevus Pharmaceuticals, Inc.*^	100	707
Isis Pharmaceuticals, Inc.*	1,200	11,124
Maxygen, Inc.*^	100	1,115
Medarex, Inc.*^	100	1,294
Omrix Biopharmaceuticals, Inc.*	300	11,481
Pharmion Corp.*^	200	5,258
QLT, Inc.*	1,000	7,830
Regeneron Pharmaceuticals, Inc.*^	300	6,486
Savient Pharmaceuticals, Inc.*^	1,700	20,434
Trimeris, Inc.*^	200	1,376

		111,696

Health Care Equipment & Supplies (1.9%)
Accuray, Inc.*^	280	6,227
Analogic Corp.	300	18,864
Biosite, Inc.*	1,300	109,161
Candela Corp.*	100	1,142
Cholestech Corp.*^	200	3,448
CONMED Corp.*	600	17,538
Cutera, Inc.*	200	7,238
Dade Behring Holdings, Inc.	1,300	57,005
Datascope Corp.	100	3,619
Edwards Lifesciences Corp.*	1,100	55,770
Greatbatch, Inc.*^	600	15,300
Hologic, Inc.*^	200	11,528
Immucor, Inc.*^	4,200	123,606
Integra LifeSciences Holdings Corp.*^	100	4,558
Kinetic Concepts, Inc.*	1,000	50,640
Mentor Corp.^	1,000	46,000
Meridian Bioscience, Inc.^	300	8,328
Palomar Medical Technologies, Inc.*^	700	27,965
Quidel Corp.*	900	10,800
STERIS Corp.	1,200	31,872
SurModics, Inc.*	100	3,600
Viasys Healthcare, Inc.*^	1,100	37,389
West Pharmaceutical Services, Inc.	2,700	125,361
Zoll Medical Corp.*	700	18,655

		795,614

Health Care Providers & Services (3.5%)
Air Methods Corp.*^	200	4,804
Alliance Imaging, Inc.*	1,000	8,730
AMERIGROUP Corp.*	4,000	$121,600
AmerisourceBergen Corp.	1,600	84,400
Animal Health International, Inc.*	200	2,418
Apria Healthcare Group, Inc.*	4,100	132,225
Centene Corp.*^	2,400	50,376
Chemed Corp.	2,600	127,296
Corvel Corp.*	550	16,638
Coventry Health Care, Inc.*	1,200	67,260
Cross Country Healthcare, Inc.*^	1,100	20,053
Emergency Medical Services Corp., Class A*	1,000	29,460
Express Scripts, Inc.*	300	24,216
Genesis HealthCare Corp.*^	300	18,933
Hanger Orthopedic Group, Inc.*	200	2,334
Healthspring, Inc.*^	4,400	103,620
Healthways, Inc.*^	1,000	46,750
Humana, Inc.*	1,100	63,822
inVentiv Health, Inc.*^	700	26,803
Kindred Healthcare, Inc.*^	3,600	118,008
Laboratory Corp. of America Holdings*	800	58,104
Landauer, Inc.	100	5,048
LCA-Vision, Inc.^	1,300	53,547
LHC Group, Inc.*	100	3,243
Magellan Health Services, Inc.*	1,000	42,000
Manor Care, Inc.	200	10,872
MedCath Corp.*^	600	16,380
Molina Healthcare, Inc.*	2,600	79,534
National Healthcare Corp.	100	5,098
Odyssey HealthCare, Inc.*	400	5,252
PSS World Medical, Inc.*	3,100	65,534
Sierra Health Services, Inc.*	200	8,234
Sun Healthcare Group, Inc.*^	100	1,235
Sunrise Senior Living, Inc.*^	400	15,808
WellCare Health Plans, Inc.*	600	51,150

		1,490,785

Health Care Technology (0.3%)
Computer Programs & Systems, Inc.^	100	2,682
Dendrite International, Inc.*	800	12,528
IMS Health, Inc.	1,500	44,490
Omnicell, Inc.*^	1,000	20,920
Phase Forward, Inc.*^	800	10,504
TriZetto Group, Inc.*^	500	10,005
Vital Images, Inc.*^	200	6,652

		107,781

Life Sciences Tools & Services (1.1%)
Applera Corp.- Applied Biosystems Group	1,300	38,441
Bio-Rad Laboratories, Inc., Class A*^	200	13,968
Bruker BioSciences Corp.*	2,400	25,248
Charles River Laboratories International, Inc.*	700	32,382
Dionex Corp.*^	900	61,299
Invitrogen Corp.*^	900	57,285
Luminex Corp.*^	100	1,372
Parexel International Corp.*^	600	21,582
PerkinElmer, Inc.	1,200	29,064
PharmaNet Development Group, Inc.*^	800	20,800
Varian, Inc.*	2,300	133,998
Waters Corp.*	800	46,400

		481,839

Pharmaceuticals (1.6%)
Alpharma, Inc., Class A	4,400	105,952
BioMimetic Therapeutics, Inc.*^	900	14,886

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Bradley Pharmaceuticals, Inc.*	800	$15,352
King Pharmaceuticals, Inc.*	1,000	19,670
KV Pharmaceutical Co., Class A*^	1,700	42,041
Medicines Co.*	2,500	62,700
Medicis Pharmaceutical Corp., Class A^	2,000	61,640
New River Pharmaceuticals, Inc.*	300	19,089
Noven Pharmaceuticals, Inc.*^	1,000	23,200
Pain Therapeutics, Inc.*	1,000	7,840
Perrigo Co.^	3,800	67,108
Pozen, Inc.*^	1,000	14,750
Sciele Pharma, Inc.*	4,800	113,664
ViroPharma, Inc.*^	5,800	83,230

		651,122

Total Health Care		3,638,837

Industrials (16.7%)
Aerospace & Defense (0.9%)
AerCap Holdings N.V.*^	700	20,377
Aerovironment, Inc.*	400	9,144
Alliant Techsystems, Inc.*	400	35,168
Armor Holdings, Inc.*^	800	53,864
Ceradyne, Inc.*	500	27,370
Cubic Corp.	100	2,164
Curtiss-Wright Corp.	700	26,978
DynCorp International, Inc., Class A*	1,400	21,126
Innovative Solutions & Support, Inc.*^	100	2,532
K&F Industries Holdings, Inc.*	1,300	35,009
Orbital Sciences Corp.*^	6,300	118,062
Teledyne Technologies, Inc.*^	100	3,744
United Industrial Corp.^	200	11,040

		366,578

Air Freight & Logistics (0.6%)
ABX Air, Inc.*	1,200	8,220
Atlas Air Worldwide Holdings, Inc.*	600	31,638
EGL, Inc.*	700	27,741
Hub Group, Inc., Class A*^	4,000	115,960
Pacer International, Inc.^	2,200	59,268

		242,827

Airlines (0.8%)
Alaska Air Group, Inc.*	900	34,290
AMR Corp.*	2,500	76,125
Continental Airlines, Inc., Class B*	1,700	61,863
ExpressJet Holdings, Inc.*^	1,800	10,512
Frontier Airlines Holdings, Inc.*^.	100	601
Pinnacle Airlines Corp.*^	600	10,374
Republic Airways Holdings, Inc.*^	900	20,664
SkyWest, Inc.	3,300	88,539
U.S. Airways Group, Inc.*	500	22,740
UAL Corp.*^	600	22,902

		348,610

Building Products (0.5%)
American Woodmark Corp.	400	14,704
Ameron International Corp.^	200	13,172
Apogee Enterprises, Inc.	300	6,012
Builders FirstSource, Inc.*	1,000	16,070
Goodman Global, Inc.*^	800	14,096
Insteel Industries, Inc.^	500	8,395
Lennox International, Inc.	1,100	39,270
PW Eagle, Inc.	600	19,824
Universal Forest Products, Inc.	1,600	79,280

		210,823

Commercial Services & Supplies (6.1%)
ABM Industries, Inc.	2,900	76,531
ACCO Brands Corp.*	1,500	36,135
Administaff, Inc.	2,600	91,520
American Reprographics Co.*^	100	$3,079
Amrep Corp.	100	7,725
Avery Dennison Corp.	700	44,982
Bowne & Co., Inc.^	400	6,292
CBIZ, Inc.*^	1,500	10,650
CDI Corp.^	200	5,784
Central Parking Corp.	600	13,308
Cenveo, Inc.*^	3,700	89,910
Clean Harbors, Inc.*^	700	31,654
Comfort Systems USA, Inc.	1,200	14,376
COMSYS IT Partners, Inc.*	1,300	25,870
Consolidated Graphics, Inc.*^	1,400	103,670
Cornell Cos., Inc.*	100	2,022
Corrections Corp. of America*	300	15,843
Covanta Holding Corp.*	700	15,526
CRA International, Inc.*^	300	15,654
Deluxe Corp.	4,400	147,532
Diamond Management & Technology Consultants, Inc.^	1,100	12,859
Dun & Bradstreet Corp.^	200	18,240
Ennis, Inc.^	900	24,084
Exponent, Inc.*^	800	15,960
First Consulting Group, Inc.*	500	4,550
Geo Group, Inc.*	200	9,064
Healthcare Services Group, Inc.^	700	20,055
Heidrick & Struggles International, Inc.*	1,000	48,450
Herman Miller, Inc.^	500	16,745
ICT Group, Inc.*^	300	5,250
IHS, Inc., Class A*^	800	32,888
IKON Office Solutions, Inc.^	9,500	136,515
Interface, Inc., Class A	4,600	73,554
John H. Harland Co.	1,700	87,091
Kelly Services, Inc., Class A	600	19,320
Kforce, Inc.*^	500	6,885
Knoll, Inc.	3,600	85,788
Korn/Ferry International*	5,100	116,994
Labor Ready, Inc.*^	5,600	106,344
Manpower, Inc.	900	66,393
On Assignment, Inc.*^	1,200	14,892
PeopleSupport, Inc.*^	300	3,435
PHH Corp.*	2,700	82,512
Pike Electric Corp.*	700	12,656
R.R. Donnelley & Sons Co.	1,900	69,521
Republic Services, Inc.	2,250	62,595
Resources Connection, Inc.*	800	25,592
Rollins, Inc.	800	18,408
SAIC, Inc.*^	700	12,124
School Specialty, Inc.*	300	10,833
Spherion Corp.*	2,200	19,404
Steelcase, Inc.,Class A	2,300	45,747
Team, Inc.*^	400	15,260
Tetra Tech, Inc.*^	5,100	97,206
United Stationers, Inc.*^	700	41,944
Viad Corp.^	2,900	111,940
Volt Information Sciences, Inc.*	2,750	72,022
Waste Connections, Inc.*	400	11,976
Waste Industries USA, Inc.	200	5,494
Watson Wyatt Worldwide, Inc., Class A	3,100	150,815

		2,549,468

Construction & Engineering (1.0%)
Chicago Bridge & Iron Co., N.V. (N.Y. Shares)	1,400	43,050
EMCOR Group, Inc.*	2,400	141,552
Granite Construction, Inc.	900	49,734
Infrasource Services, Inc.*	4,300	131,279

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Insituform Technologies, Inc., Class A*^	200	$4,158
Integrated Electrical Services, Inc.*	200	4,946
Perini Corp.*	600	22,116
Quanta Services, Inc.*	1,100	27,742
Washington Group International, Inc.*	100	6,642

		431,219

Electrical Equipment (1.5%)
Acuity Brands, Inc.	2,300	125,212
Baldor Electric Co.^	600	22,644
Belden CDT, Inc.	2,800	150,052
EnerSys*	1,500	25,770
General Cable Corp.*	300	16,029
GrafTech International Ltd.*	6,100	55,388
II-VI, Inc.*^	1,600	54,160
Lamson & Sessions Co.*	400	11,116
LSI Industries, Inc.^	200	3,348
Regal-Beloit Corp.^	1,100	51,018
Superior Essex, Inc.*	500	17,335
Vicor Corp.^	800	8,016
Woodward Governor Co.	2,600	107,042

		647,130

Industrial Conglomerates (0.3%)
Sequa Corp., Class A*	400	47,908
Teleflex, Inc.	400	27,228
Tredegar Corp.	2,000	45,580

		120,716

Machinery (3.2%)
Accuride Corp.*	500	7,300
AGCO Corp.*	400	14,788
Ampco-Pittsburgh Corp.	500	14,445
Astec Industries, Inc.*	100	4,025
Briggs & Stratton Corp.^	600	18,510
Cascade Corp.	300	17,943
Commercial Vehicle Group, Inc.*	200	4,120
Cummins, Inc.	500	72,360
Dynamic Materials Corp.*^	300	9,816
Eaton Corp.	100	8,356
Federal Signal Corp.	800	12,416
Flow International Corp.*^	200	2,148
Gardner Denver, Inc.*	1,800	62,730
Gorman-Rupp Co.	250	8,008
Hurco Cos., Inc.*^	200	8,570
Kadant, Inc.*^	500	12,680
Kaydon Corp.	2,600	110,656
Lindsay Corp.^	100	3,179
Manitowoc Co., Inc.	400	25,412
Middleby Corp.*^	550	72,512
Miller Industries, Inc.*^	200	4,362
Mueller Industries, Inc.	1,200	36,120
NACCO Industries, Inc., Class A	500	68,705
Navistar International Corp.*	900	41,175
Nordson Corp.^	2,100	97,566
Pall Corp.	1,400	53,200
Parker Hannifin Corp.	200	17,262
RBC Bearings, Inc.*^	700	23,401
Robbins & Myers, Inc.	400	14,916
SPX Corp.	800	56,160
Sun Hydraulics Corp.^	100	2,673
Tennant Co.	500	15,745
Terex Corp.*	600	43,056
Toro Co.^	1,800	92,232
Valmont Industries, Inc.	2,100	121,443
Wabash National Corp.	800	12,336
Wabtec Corp.	4,000	137,960

		1,328,286

Marine (0.2%)
American Commercial Lines, Inc.*	700	$22,015
Horizon Lines, Inc., Class A	2,500	82,050

		104,065

Road & Rail (1.0%)
Arkansas Best Corp.^	300	10,665
Avis Budget Group, Inc.*	1,800	49,176
Con-way, Inc.	700	34,888
Dollar Thrifty Automotive Group, Inc.*^	1,700	86,768
Kansas City Southern, Inc.*^	1,500	53,370
Laidlaw International, Inc.	1,300	44,980
P.A.M. Transportation Services, Inc.*^	100	2,062
Ryder System, Inc.	400	19,736
Saia, Inc.*	500	11,875
Swift Transportation Co., Inc.*	1,700	52,972
Werner Enterprises, Inc.^	100	1,817
YRC Worldwide, Inc.*	800	32,176

		400,485

Trading Companies & Distributors (0.6%)
Applied Industrial Technologies, Inc.^	3,300	80,949
BlueLinx Holdings, Inc.	800	8,400
Houston Wire & Cable Co.*^	400	11,208
Interline Brands, Inc.*	400	8,768
Kaman Corp.	400	9,324
Rush Enterprises, Inc., Class A*^	300	5,763
TAL International Group, Inc.^	300	7,200
UAP Holding Corp.^	3,000	77,550
W.W. Grainger, Inc.	800	61,792

		270,954

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Co. Trust^	500	19,650

Total Industrials		7,040,811

Information Technology (18.5%)
Communications Equipment (2.7%)
Adtran, Inc.^	3,400	82,790
Anaren, Inc.*^	600	10,566
Arris Group, Inc.*	10,000	140,800
Avaya, Inc.*	4,400	51,964
Bel Fuse, Inc., Class A	100	3,778
C-COR, Inc.*	1,600	22,176
Carrier Access Corp.*^	100	511
CommScope, Inc.*^	3,800	163,020
Comtech Telecommunications Corp.*^	1,400	54,222
Digi International, Inc.*	500	6,350
Ditech Networks, Inc.*^	900	7,308
Dycom Industries, Inc.*	1,800	46,908
EMS Technologies, Inc.*	600	11,562
Extreme Networks, Inc.*^	3,000	12,690
Harmonic, Inc.*	2,300	22,586
InterDigital Communications Corp.*^	4,100	129,847
Loral Space & Communications, Inc.*^	400	20,352
NETGEAR, Inc.*	100	2,853
Oplink Communications, Inc.*^	500	8,985
OpNext, Inc.*	700	10,353
Performance Technologies, Inc.*	200	1,002
Polycom, Inc.*^	3,400	113,322
SafeNet, Inc.*^	500	14,150
Sonus Networks, Inc.*	10,200	82,314
Tekelec*	300	4,473
Utstarcom, Inc.*^	9,700	80,413

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
ViaSat, Inc.*	1,000	$32,970

		1,138,265

Computers & Peripherals (0.9%)
ActivIdentity Corp.*	100	505
Brocade Communications Systems, Inc.*	11,800	112,336
Cray, Inc.*^	1,000	13,790
Diebold, Inc.	800	38,168
Electronics for Imaging, Inc.*^	2,200	51,590
Emulex Corp.*	2,500	45,725
Hypercom Corp.*^	1,400	8,344
Imation Corp.	1,200	48,456
Lexmark International, Inc., Class A*^	900	52,614
Novatel Wireless, Inc.*	1,000	16,040

		387,568

Electronic Equipment & Instruments (2.1%)
Acacia Research- Acacia Technologies*^	1,300	20,566
Aeroflex, Inc.*^	1,100	14,465
Agilysis, Inc.	1,000	22,470
Avnet, Inc.*	1,700	61,438
AVX Corp.	1,200	18,240
Checkpoint Systems, Inc.*	300	7,098
Cognex Corp.^	1,200	26,004
CPI International, Inc.*^	300	5,766
CTS Corp.	1,400	19,348
Dolby Laboratories, Inc., Class A*	1,100	37,961
Excel Technology, Inc.*	200	5,466
FARO Technologies, Inc.*	200	5,774
Gerber Scientific, Inc.*^	500	5,305
Global Imaging Systems, Inc.*	3,000	58,500
Insight Enterprises, Inc.*^	1,000	17,980
IPG Photonics Corp.*^	240	4,608
Itron, Inc.*^	800	52,032
Littelfuse, Inc.*	1,500	60,900
Methode Electronics, Inc.	700	10,339
Mettler-Toledo International, Inc.*	600	53,742
MTS Systems Corp.^	500	19,420
Newport Corp.*^	1,800	29,466
OYO Geospace Corp.*^	100	7,092
Park Electrochemical Corp.	700	18,984
Paxar Corp.*	1,600	45,920
PC Connection, Inc.*	700	10,010
Plexus Corp.*	1,300	22,295
RadiSys Corp.*^	500	8,170
Rofin-Sinar Technologies, Inc.*	1,900	112,442
Rogers Corp.*^	700	31,045
SYNNEX Corp.*	300	6,372
Tech Data Corp.*	500	17,905
Technitrol, Inc.	100	2,619
TTM Technologies, Inc.*^	700	6,678
Vishay Intertechnology, Inc.*	1,400	19,572
Zygo Corp.*^	600	9,606

		875,598

Internet Software & Services (2.1%)
AsiaInfo Holdings, Inc.*	1,000	6,870
CMGI, Inc.*^	13,100	27,772
Digital River, Inc.*	300	16,575
EarthLink, Inc.*	10,100	74,235
eCollege.com, Inc.*^	100	1,795
Internap Network Services Corp.*	100	1,575
Interwoven, Inc.*	1,600	27,040
j2 Global Communications, Inc.*^	2,000	55,440
NIC, Inc.^	200	1,072
Open Text Corp.*^	3,200	70,272
RealNetworks, Inc.*	2,100	16,485
S1 Corp.*	1,100	$6,600
SAVVIS, Inc.*	300	14,364
Sohu.com, Inc.*	900	19,287
SonicWALL, Inc.*	1,400	11,704
Switch and Data Facilities Co., Inc.*	600	10,872
TheStreet.com, Inc.^	1,400	17,150
Travelzoo, Inc.*	500	18,385
United Online, Inc.^	7,600	106,628
ValueClick, Inc.*	2,400	62,712
VeriSign, Inc.*	2,000	50,240
Vignette Corp.*	1,100	20,427
WebEx Communications, Inc.*^	2,800	159,208
webMethods, Inc.*^	200	1,438
Websense, Inc.*^	2,900	66,671

		864,817

IT Services (2.7%)
Acxiom Corp.	1,300	27,807
BISYS Group, Inc.*	8,800	100,848
Ceridian Corp.*	800	27,872
Ciber, Inc.*^	1,600	12,592
Computer Sciences Corp.*	1,400	72,982
Convergys Corp.*	2,200	55,902
Covansys Corp.*^	2,700	66,636
CSG Systems International, Inc.*^	4,900	122,598
DST Systems, Inc.*^	800	60,160
eFunds Corp.*^	300	7,998
Fiserv, Inc.*	1,500	79,590
Forrester Research, Inc.*^	700	19,852
Gartner, Inc.*	1,100	26,345
infoUSA, Inc.	1,100	10,582
Integral Systems, Inc.^	100	2,417
Keane, Inc.*	1,000	13,580
Lightbridge, Inc.*^	1,400	24,598
ManTech International Corp., Class A*	1,800	60,138
MPS Group, Inc.*^	7,500	106,125
NCI, Inc., Class A*	200	2,950
Perot Systems Corp., Class A*	5,900	105,433
Sabre Holdings Corp., Class A	1,000	32,750
SYKES Enterprises, Inc.*	1,600	29,184
Syntel, Inc.^	500	17,325
Total System Services, Inc.^	1,300	41,405
Tyler Technologies, Inc.*	1,700	21,590
Wright Express Corp.*^	100	3,033

		1,152,292

Semiconductors & Semiconductor Equipment (3.9%)
Actel Corp.*	900	14,868
Advanced Energy Industries, Inc.*^	4,500	94,680
Agere Systems, Inc.*	1,700	38,454
AMIS Holdings, Inc.*	3,700	40,515
Amkor Technology, Inc.*^	10,500	131,040
Applied Micro Circuits Corp.*	5,800	21,170
Asyst Technologies, Inc.*	2,000	14,060
Atheros Communications, Inc.*^	1,000	23,930
Atmel Corp.*	2,300	11,569
ATMI, Inc.*^	3,000	91,710
Axcelis Technologies, Inc.*	2,400	18,336
Brooks Automation, Inc.*^	2,000	34,300
Cirrus Logic, Inc.*^	1,700	13,022
Cohu, Inc.	300	5,640
Credence Systems Corp.*^	1,300	4,303
Cymer, Inc.*	2,900	120,495
Exar Corp.*^	500	6,620
Fairchild Semiconductor International, Inc.*	2,600	43,472
FEI Co.*	1,300	46,878
Hittite Microwave Corp.*^	1,600	64,272

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Integrated Device Technology, Inc.*	1,500	$23,130
Intevac, Inc.*	1,100	29,007
Kulicke & Soffa Industries, Inc.*^	2,400	22,200
LTX Corp.*	3,700	22,644
Mattson Technology, Inc.*^	500	4,550
Micrel, Inc.*^	9,000	99,180
MIPS Technologies, Inc.*^	300	2,679
MKS Instruments, Inc.*	4,500	114,840
Novellus Systems, Inc.*^	1,700	54,434
ON Semiconductor Corp.*^	4,700	41,924
RF Micro Devices, Inc.*	100	623
Silicon Image, Inc.*	5,000	40,800
Silicon Storage Technology, Inc.*	3,600	17,748
Supertex, Inc.*^	400	13,284
Teradyne, Inc.*	2,500	41,350
Tessera Technologies, Inc.*^	2,300	91,402
TriQuint Semiconductor, Inc.*	500	2,500
Varian Semiconductor Equipment Associates, Inc.*	1,000	53,380
Veeco Instruments, Inc.*^	200	3,900
Verigy Ltd.*	2,700	63,369
Zoran Corp.*	2,600	44,252

		1,626,530

Software (4.1%)
Actuate Corp.*	2,900	15,138
Advent Software, Inc.*^	1,000	34,870
Altiris, Inc.*	600	19,746
Ansoft Corp.*	1,200	37,968
Aspen Technology, Inc.*	1,800	23,400
BEA Systems, Inc.*	700	8,113
Blackbaud, Inc.	4,200	102,564
BMC Software, Inc.*	2,200	67,738
Cadence Design Systems, Inc.*^	3,200	67,392
Cognos, Inc.*	1,000	39,390
Compuware Corp.*	5,600	53,144
Double-Take Software, Inc.*	200	2,702
Epicor Software Corp.*^	1,500	20,865
FactSet Research Systems, Inc.^	100	6,285
Fair Isaac Corp.	1,400	54,152
FalconStor Software, Inc.*	600	6,252
Glu Mobile, Inc.*	310	3,100
Hyperion Solutions Corp.*	1,200	62,196
i2 Technologies, Inc.*^	700	16,800
Interactive Intelligence, Inc.*	300	4,572
Intuit, Inc.*	800	21,888
Jack Henry & Associates, Inc.^	1,300	31,265
JDA Software Group, Inc.*	400	6,012
Kronos, Inc.*	1,100	58,850
Magma Design Automation, Inc.*	800	9,568
Manhattan Associates, Inc.*^	2,100	57,603
Mapinfo Corp.*	500	10,065
McAfee, Inc.*	2,000	58,160
Mentor Graphics Corp.*	8,000	130,720
Micros Systems, Inc.*^	900	48,591
MicroStrategy, Inc., Class A*	1,100	139,029
OPNET Technologies, Inc.*	300	4,053
Parametric Technology Corp.*^	1,700	32,453
Quality Systems, Inc.^	900	36,000
Quest Software, Inc.*^	2,500	40,675
Sonic Solutions, Inc.*	100	1,410
Sourcefire, Inc.*	500	8,815
SPSS, Inc.*^	700	25,270
Sybase, Inc.*	2,100	53,088
Synchronoss Technologies, Inc.*^	400	6,960
Synopsys, Inc.*	2,200	57,706
The9 Ltd. (ADR)*	1,000	33,740
TIBCO Software, Inc.*	14,600	124,392
Transaction Systems
Architects, Inc.*^	500	$16,195
Ultimate Software Group, Inc.*	600	15,714
VA Software Corp.*	1,500	6,045
Vasco Data Security International, Inc.*	800	14,296
Verint Systems, Inc.*	100	3,215
Wind River Systems, Inc.*^	2,300	22,862

		1,721,027

Total Information Technology		7,766,097

Materials (8.0%)
Chemicals (3.7%)
Albemarle Corp.	1,300	53,742
Arch Chemicals, Inc.	600	18,732
Ashland, Inc.	900	59,040
Cabot Corp.	1,100	52,503
Celanese Corp., Class A	900	27,756
CF Industries Holdings, Inc.	2,800	107,940
Ferro Corp.	900	19,449
FMC Corp.^	200	15,086
H.B. Fuller Co.	3,100	84,537
Hercules, Inc.*	5,900	115,286
Innophos Holdings, Inc.	700	12,103
Innospec, Inc.	200	11,528
International Flavors & Fragrances, Inc.	800	37,776
Koppers Holdings, Inc.	500	12,830
Landec Corp.*^	400	5,672
Lubrizol Corp.	1,100	56,683
Lyondell Chemical Co.	2,200	65,934
MacDermid, Inc.	200	6,974
Nalco Holding Co.	1,600	38,240
NewMarket Corp.^	1,600	65,072
OM Group, Inc.*^	2,100	93,828
Omnova Solutions, Inc.*	300	1,638
Pioneer Cos., Inc.*	700	19,348
PolyOne Corp.*^	5,000	30,500
Rockwood Holdings, Inc.*^	1,700	47,056
Schulman (A.), Inc.	400	9,424
Sensient Technologies Corp.	4,400	113,432
Spartech Corp.^	4,000	117,360
Stepan Co.	200	5,250
Terra Industries, Inc.*	2,600	45,500
Tronox, Inc., Class A	400	5,760
Valspar Corp.	900	25,047
W.R. Grace & Co.*^	6,600	174,372

		1,555,398

Construction Materials (0.1%)
Eagle Materials, Inc.	100	4,463
Headwaters, Inc.*^	1,000	21,850
U.S. Concrete, Inc.*	400	3,128

		29,441

Containers & Packaging (1.3%)
AEP Industries, Inc.*	300	12,900
AptarGroup, Inc.^	500	33,465
Chesapeake Corp.^	100	1,510
Crown Holdings, Inc.*	1,800	44,028
Graphic Packaging Corp.*	2,700	12,798
Greif, Inc., Class A	700	77,777
Myers Industries, Inc.	1,000	18,680
Packaging Corp. of America	1,300	31,720
Pactiv Corp.*^	1,900	64,106
Rock-Tenn Co., Class A^	3,500	116,200
Sealed Air Corp.	600	18,960
Silgan Holdings, Inc.^	1,100	56,221
Sonoco Products Co.	1,200	45,096

		533,461

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)

Metals & Mining (2.7%)
A.M. Castle & Co.	100	$2,936
AK Steel Holding Corp.*	5,100	119,289
Amerigo Resources Ltd.	1,600	3,395
Brush Engineered Materials, Inc.*^	200	9,694
Century Aluminum Co.*^	2,600	121,888
Chaparral Steel Co.^	2,400	139,608
Cleveland-Cliffs, Inc.^	2,300	147,223
Commercial Metals Co.	200	6,270
Compass Minerals International, Inc.^	2,100	70,140
Dynatec Corp.*	800	2,315
FNX Mining Co., Inc.*	100	2,191
Gibraltar Industries, Inc.	300	6,786
Hecla Mining Co.*^	8,000	72,480
Inmet Mining Corp.	100	5,500
LionOre Mining International Ltd.*	600	9,989
Metal Management, Inc.	2,800	129,360
Pearl Exploration and Production Ltd.*	1,130	4,062
Quanex Corp.^	2,500	105,875
RTI International Metals, Inc.*	300	27,303
Schnitzer Steel Industries, Inc.^	1,000	40,170
Steel Dynamics, Inc.	1,300	56,160
United States Steel Corp.	700	69,419
Universal Stainless & Alloy Products, Inc.*^	200	9,494

		1,161,547

Paper & Forest Products (0.2%)
Bowater, Inc.	1,700	40,494
Buckeye Technologies, Inc.*^	1,400	18,172
Mercer International, Inc.*	600	7,176
Neenah Paper, Inc.	500	19,870
Schweitzer-Mauduit International, Inc.	400	9,940

		95,652

Total Materials		3,375,499

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.7%)
Alaska Communications Systems Group, Inc.^	1,500	22,125
Aruba Networks, Inc.*^	400	5,868
Atlantic Tele-Network, Inc.	100	2,613
BigBand Networks, Inc.*	1,700	30,617
Cbeyond, Inc.*^	2,000	58,660
CenturyTel, Inc.	1,400	63,266
Cincinnati Bell, Inc.*	26,000	122,200
Citizens Communications Co.	4,200	62,790
Cogent Communications Group, Inc.*	3,100	73,253
Consolidated Communications Holdings, Inc.	900	17,901
CT Communications, Inc.	700	16,870
Embarq Corp.	1,400	78,890
FairPoint Communications, Inc.	800	15,368
General Communication, Inc., Class A*^	2,800	39,200
Golden Telecom, Inc.^	700	38,766
IDT Corp., Class B^	300	3,405
Iowa Telecommunications Services, Inc.	1,000	20,000
North Pittsburgh Systems, Inc.^	300	6,531
Premiere Global Services, Inc.*^	800	8,976

		687,299

Wireless Telecommunication Services (0.4%)
Cellcom Israel Ltd.*	1,460	26,630
Centennial Communications Corp.*	1,400	11,522
Dobson Communications Corp., Class A*	5,700	$48,963
Syniverse Holdings, Inc.*^	100	1,054
Telephone & Data Systems, Inc.	1,200	71,544
USA Mobility, Inc.	1,000	19,930

		179,643

Total Telecommunication Services		866,942

Utilities (3.0%)
Electric Utilities (0.9%)
Allete, Inc.	400	18,648
Central Vermont Public Service Corp.	100	2,882
Cleco Corp.	1,000	25,830
El Paso Electric Co.*	2,000	52,700
IDACORP, Inc.	2,200	74,448
Otter Tail Corp.	700	23,968
Portland General Electric Co.	300	8,760
UIL Holdings Corp.^	900	31,230
Unisource Energy Corp.	3,000	112,650
Westar Energy, Inc.	900	24,768

		375,884

Gas Utilities (1.0%)
Atmos Energy Corp.	1,100	34,408
Laclede Group, Inc.^	500	15,540
New Jersey Resources Corp.	1,600	80,080
Nicor, Inc.^	700	33,894
Northwest Natural Gas Co.	600	27,402
ONEOK, Inc.	1,400	63,000
Piedmont Natural Gas Co.	200	5,276
South Jersey Industries, Inc.	500	19,025
Southwest Gas Corp.	1,800	69,966
UGI Corp.	1,400	37,394
WGL Holdings, Inc.	1,100	35,178

		421,163

Independent Power Producers & Energy Traders (0.2%)
Canadian Hydro Developers, Inc.*	900	4,911
Mirant Corp.*	300	12,138
NRG Energy, Inc.*^	800	57,632

		74,681

Multi-Utilities (0.9%)
Alliant Energy Corp.	100	4,482
Avista Corp.^	4,800	116,304
Black Hills Corp.	900	33,093
CenterPoint Energy, Inc.	3,600	64,584
CH Energy Group, Inc.	400	19,476
Energy East Corp.	1,000	24,360
Integrys Energy Group, Inc.	47	2,609
NiSource, Inc.	1,800	43,992
OGE Energy Corp.	400	15,520
PNM Resources, Inc.^	1,000	32,300
Xcel Energy, Inc.	2,000	49,380

		406,100

Total Utilities		1,277,828

Total Common Stocks (97.0%) (Cost $39,046,350)		40,770,783

INVESTMENT COMPANIES:
iShares Russell 2000 Index Fund	4,300	341,635

Total Investment Companies (0.8%) (Cost $345,071)		341,635

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (32.2%)
Nomura Securities Co., Ltd., Repurchase Agreement 5.41%, 4/2/07 (r)	$13,520,769	$13,520,769

Total Short-Term Investments of Cash Collateral for Securities Loaned		13,520,769

Time Deposit (3.6%)
JPMorgan Chase Nassau
4.79%, 4/2/07	1,507,060	1,507,060

Total Short-Term Debt Securities (35.8%)
(Amortized Cost $15,027,829)		15,027,829

Total Investments (133.6%)
(Cost/Amortized Cost $54,419,250)		56,140,247
Other Assets Less Liabilities (-33.6%)		(14,128,914)

Net Assets (100%)		$42,011,333

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$29,016,030
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$11,025,216

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,614,525
Aggregate gross unrealized depreciation	(932,628)

Net unrealized appreciation	$1,681,897

Federal income tax cost of investments	$54,458,350

At March 31, 2007, the Portfolio had loaned securities with a total value of $13,252,720. This was secured by collateral of $13,520,769 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $483 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (13.8%)
Asset-Backed Securities (10.6%)
Aames Mortgage Investment Trust, Series 06-1 A1
5.380%, 4/25/36 (l)	$33,425	$33,429
Accredited Mortgage Loan Trust, Series 05-3 A2B
5.480%, 9/25/35 (l)	100,000	100,018
ACE Securities Corp., Series 05-HE6 A2A
5.430%, 10/25/35 (l)	123,210	123,221
Series 06-NC3 A2A
5.370%, 12/25/36 (l)	82,777	82,771
Amortizing Residential Collateral Trust, Series 02-BC4 A
5.610%, 7/25/32 (l)	1,269	1,271
Argent Securities, Inc., Series 06-M3 A2A
5.370%, 10/25/36 (l)	306,336	306,351
Series 06-W1 A2A
5.400%, 3/25/36 (l)	118,581	118,594
Series 06-W3 A2A
5.390%, 4/25/36 (l)	164,088	164,068
Series 06-W5 A2A
5.360%, 6/25/36 (l)	1,094,981	1,094,719
Asset Backed Funding Certificates, Series 04-OPT5 A1
5.670%, 6/25/34 (l)	422,261	423,133
Series 06-OPT3 A3A
5.380%, 11/25/36 (l)	74,208	74,213
Bank One Issuance Trust, Series 03-A3 A3
5.430%, 12/15/10 (l)	200,000	200,267
Bear Stearns Asset Backed Securities, Inc., Series 02-2 A1
5.650%, 10/25/32 (l)	16,483	16,508
Series 04-BO1 1A1
5.520%, 9/25/34 (l)	60,864	60,893
Series 05-4A
5.650%, 1/25/36 (l)	40,808	40,808
Series 06-EC1 A1
5.400%, 12/25/35 (l)	36,642	36,645
Capital One Auto Finance Trust, Series 06-C A1
5.340%, 12/14/07	176,930	176,944
Carrington Mortgage Loan Trust, Series 06-NC5 A1
5.370%, 1/25/37 (l)	1,752,032	1,751,768
Centex Home Equity, Series 06-A AV1
5.370%, 6/25/36 (l)	493,410	493,409
Chase Credit Card Master Trust, Series 02-5 A
5.420%, 10/15/09 (l)	100,000	100,025
Series 02-7 A
5.440%, 2/15/10 (l)	100,000	100,076
Series 03-3 A
5.430%, 10/15/10 (l)	200,000	200,309
Series 03-6 A
5.430%, 2/15/11 (l)	300,000	300,584
Chase Issuance Trust, Series 05-A1 A1
5.330%, 12/15/10 (l)	100,000	100,030
Citibank Credit Card Issuance Trust, Series 03-A1 A1
5.460%, 1/15/10 (l)	100,000	100,100
Series 03-A11 A11
5.410%, 10/15/09 (l)	$1,100,000	$1,100,401
Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4 A1
5.370%, 11/25/36 (l)	144,918	144,918
Series 06-WMC1 A2A
5.400%, 12/25/35 (l)	168,271	168,291
Countrywide Asset-Backed Certificates, Series 05-9 2A2
5.510%, 1/25/36 (l)	71,212	71,217
Series 06-1 AF1
5.450%, 7/25/36 (l)	102,377	102,382
Series 06-4 2A1
5.390%, 7/25/36 (l)	72,515	72,528
Series 06-6 2A1
5.390%, 9/25/36 (l)	162,482	162,491
Series 06-8 2A1
5.350%, 1/25/46 (l)	391,625	391,382
Series 06-11 3AV1
5.380%, 9/25/46 (l)	119,626	119,619
Series 06-13 3AV1
5.370%, 1/25/37 (l)	246,383	246,394
Series 06-15 A1
5.430%, 10/25/36 (l)^	335,177	335,089
Series 06-18 2A1
5.370%, 3/25/37 (l)	250,784	250,783
Series 06-21 2A1
5.370%, 5/25/37 (l)	93,685	94,079
Series 06-22 2A1
5.370%, 5/25/37 (l)	94,440	94,835
Series 06-23 2A1
5.370%, 5/25/37 (l)	1,666,696	1,666,433
Series 06-24 2A1
5.370%, 5/25/37 (l)	1,776,901	1,776,454
Series 07-6 2A1
5.420%, 9/25/37 (l)	891,000	891,000
FBR Securitization Trust, Series 05-4 AV21
5.440%, 10/25/35 (l)	5,863	5,862
First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF1 2A1
5.410%, 1/25/36 (l)	301,276	301,328
Series 06-FF15 A3
5.370%, 11/25/36 (l)	704,452	704,400
Series 06-FF16 2A1
5.370%, 12/25/36 (l)	88,517	88,491
Fremont Home Loan Trust, Series 06-C 2A1
5.370%, 10/25/36 (l)	77,864	77,823
Series 06-E 2A1
5.380%, 1/25/37 (l)	178,251	178,069
GSAMP Trust, Series 05-WMC2 A2A
5.430%, 11/25/35 (l)	89,484	89,490
Series 06-HE7 A2A
5.360%, 10/25/36 (l)	81,151	81,139
Series 06-S6 A1A
5.390%, 10/25/36 (l)	50,554	50,554
HFC Home Equity Loan Asset Backed Certificates, Series 06-4 A1V
5.390%, 3/20/36 (l)	1,501,232	1,501,128
Home Equity Asset Trust, Series 05-8 2A 1
5.430%, 2/25/36 (l)	49,536	49,543
Series 06-2 2A1
5.400%, 5/25/36 §(l)	99,021	99,004

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
HSI Asset Securitization Corp. Trust, Series 06-HE1 2A1
5.370%, 10/25/36 (l)	$87,993	$87,869
Series 06-HE2 2A1
5.370%, 12/25/36 (l)	1,663,168	1,663,035
Series 06-OPT1 2A1
5.400%, 12/25/35 (l)	89,589	89,600
Indymac Residential Asset Backed Trust, Series 05-D AII1
5.420%, 3/25/36 (l)	79,501	79,508
Series 06-A A1
5.410%, 3/25/36 (l)	283,115	283,143
Series 06-D 2A1
5.370%, 11/25/36 (l)	153,355	153,363
Series 06-E 2A1
5.380%, 4/25/37 (l)	1,595,901	1,594,982
JP Morgan Mortgage Acquisition Corp., Series 06-CH1 A2
5.370%, 7/25/36 (l)	146,621	146,600
Series 06-CW2 AV2
5.360%, 8/25/36 (l)	51,394	51,398
Series 06-HE3 A2
5.390%, 11/25/36 (l)	74,091	74,086
Series 06-WMC3 A2
5.370%, 8/25/36 (l)	267,489	267,473
Lehman XS Trust, Series 06-10N 1A1A
5.400%, 7/25/46 (l)	268,953	268,938
Series 06-16N A1A
5.400%, 11/25/46 (l)	425,971	425,871
Series 06-4N A1A
5.400%, 4/25/46 (l)	403,541	403,523
Series 06-9 A1A
5.390%, 5/25/46 (l)	170,429	170,398
Long Beach Mortgage Loan Trust, Series 04-6 1A1
5.520%, 11/25/34 (l)	11,071	11,072
Series 05-WL2 3A1
5.500%, 8/25/35 (l)	80,104	80,102
Series 06-1 2A1
5.400%, 2/25/36 (l)	52,831	52,836
Series 06-2 2A1
5.390%, 3/25/36 (l)	28,521	28,524
Series 06-3 2A1
5.380%, 4/25/36 (l)	36,864	36,869
Series 06-10 2A1
5.360%, 11/25/36 (l)	84,854	84,847
MASTR Asset Backed Securities Trust, Series 06-HE5 A1
5.380%, 11/25/36 (l)	1,721,708	1,721,703
Series 06-NC1 A1
5.400%, 1/25/36 (l)	145,188	145,210
MBNA Master Credit Card Trust, Series 98-E A
5.505%, 9/15/10 (l)	100,000	100,167
Merrill Lynch Mortgage Investors, Inc., Series 05-AR1 A3A2
5.477%, 6/25/36 (l)	47,626	47,618
Series 06-AHL1 A2A
5.370%, 5/25/37 (l)	202,831	202,831
Series 06-FF1 A2A
5.390%, 8/25/36 (l)	1,251,909	1,251,060
Series 06-MLN1 A2A
5.390%, 7/25/37 (l)	249,185	249,168
Series 06-RM3 A2A
5.350%, 6/25/37 (l)	126,619	126,625
Series 06-RM5 A2A
5.380%, 10/25/37 (l)	$172,039	$172,039
Series 06-WMC1 A2A
5.400%, 1/25/37 (l)	45,916	45,918
Morgan Stanley ABS Capital I, Series 06-HE4 A1
5.360%, 6/25/36 (l)	54,447	54,447
Series 06-HE7 A2A
5.370%, 9/25/36 (l)	240,640	240,639
Series 06-HE8 A2A
5.370%, 10/25/36 (l)	169,011	168,999
Series 06-NC1 A1
5.400%, 12/25/35 (l)	18,770	18,771
Series 06-NC5 A2A
5.360%, 10/25/36 (l)	252,525	252,490
Series 06-WMC2 A2A
5.360%, 7/25/36 (l)	769,691	769,636
Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2 A1
5.370%, 11/25/36 (l)	82,841	82,830
Nelnet Student Loan Trust, Series 04-3 A3
5.450%, 7/25/16 (l)	150,356	150,512
Series 04-4 A3
5.450%, 10/25/16 (l)	143,808	143,840
New Century Home Equity Loan Trust, Series 05-B A2A
5.440%, 10/25/35 (l)	5,478	5,477
Newcastle Mortgage Securities Trust, Series 06-1 A1
5.390%, 3/25/36 (l)	84,602	84,613
Nomura Asset Acceptance Corp., Series 06-S1 A1
5.460%, 1/25/36 §(l)	72,762	72,768
Option One Mortgage Loan Trust, Series 05-4 A2
5.420%, 11/25/35 (l)	54,001	54,007
Series 06-2 2A1
5.370%, 7/25/36 (l)	54,653	54,655
Park Place Securities, Inc., Series 05-WCW1 A1B
5.580%, 9/25/35 (l)	35,501	35,543
Quest Trust, Series 04-X2 A1
5.880%, 6/25/34 §(l)	6,027	6,039
Residential Asset Mortgage Products, Inc., Series 06-NC1 A1
5.400%, 1/25/36 (l)	51,809	51,806
Series 06-RS6 A1
5.390%, 11/25/25 (l)	72,032	72,032
Residential Asset Securities Corp., Series 05-AHL2 A1
5.420%, 10/25/35 (l)	49,323	49,326
Series 06-EMX4 A1
5.360%, 6/25/36 (l)	303,952	303,965
Series 06-KS4 A1
5.360%, 6/25/36 (l)	447,594	447,614
Series 06-KS9 AI1
5.390%, 11/25/36 (l)	526,010	526,044
Series 07-KS3 AI1
5.430%, 4/25/37 †(l)	1,200,000	1,200,375
Residential Funding Mortgage Securities II, Inc., Series 05-HI3 A1
5.460%, 9/25/35 (l)	153,930	153,948

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Securitized Asset Backed Receivables LLC Trust, Series 06-NC3 A2A
5.370%, 9/25/36 (l)	$78,201	$78,190
Series 06-OP1 A2A
5.390%, 10/25/35 (l)	43,938	43,945
Series 07-HE1 A2A
5.380%, 12/25/36 (l)	3,453,272	3,452,361
SLM Student Loan Trust, Series 06-8 A1
5.340%, 4/25/12 (l)	178,191	178,195
Series 06-9 A1
5.330%, 10/25/12 (l)	272,140	272,095
Series 06-10 A1
5.330%, 7/25/13 (l)	199,928	199,924
Soundview Home Equity Loan Trust, Series 05-OPT1 2A3
5.550%, 6/25/35 (l)	65,988	66,006
Series 06-1 A1
5.390%, 2/25/36 (l)	3,862	3,862
Series 06-EQ1 A1
5.370%, 10/25/36 (l)	282,520	282,519
Series 06-OPT1 2A1
5.390%, 3/25/36 (l)	31,115	31,117
Series 06-OPT5 2A1
5.350%, 7/25/36 (l)	285,965	285,919
Series 06-WF1 A1A
5.420%, 10/25/36 (l)	64,715	64,718
Structured Asset Investment Loan Trust, Series 05-6 A7
5.410%, 7/25/35 (l)	3,641	3,641
Series 06-4 A3
5.370%, 7/25/36 (l)	64,152	64,066
Structured Asset Securities Corp., Series 02-HF1 A
5.610%, 1/25/33 (l)	2,155	2,157
Series 05-7XS 2A1A
4.900%, 4/25/35 (l)	232,621	224,959
Series 05-S7 A1
5.450%, 12/25/35 §(l)	192,625	192,646
Series 05-WF4 A2
5.400%, 11/25/35 (l)	87,791	87,804
Series 06-BC3 A2
5.370%, 10/25/36 (l)	329,748	329,724
Triad Auto Receivables Owner Trust, Series 06-C A1
5.341%, 11/13/07	58,996	58,994
USAA Auto Owner Trust, Series 06-1 A2
5.030%, 11/17/08	73,894	73,861
Wachovia Auto Loan Owner Trust, Series 05-B A2
4.820%, 2/20/09	545,650	545,171
Series 06-2A A1
5.358%, 11/9/07 §	22,838	22,837
Washington Mutual Asset-Backed Certificates, Series 06-HE5 2A1
5.380%, 10/25/36 (l)	1,870,700	1,870,398
Wells Fargo Home Equity Trust, Series 06-3 A1
5.370%, 1/25/37 (l)	1,666,781	1,666,644

		42,333,786

Non-Agency CMO (3.2%)
American Home Mortgage Investment Trust, Series 05-2 5A2
5.470%, 9/25/35 (l)	61,984	61,987
Banc of America Funding Corp., Series 06-A 1A1
4.620%, 2/20/36 (l)	$697,251	$690,956
Bear Stearns Adjustable Rate Mortgage Trust, Series 03-8 2A1
4.776%, 1/25/34 (l)	26,282	26,185
Series 03-8 4A1
4.623%, 1/25/34 (l)	60,225	60,526
Bear Stearns Asset Backed Securities, Inc., Series 06-IM1 A4
5.410%, 4/25/36 (l)	89,369	89,373
Bear Stearns Commercial Mortgage Securities, Inc., Series 98-C1 A2
6.440%, 6/16/30	200,000	201,931
Citigroup Commercial Mortgage Trust, Series 06-FL2 A1
5.390%, 11/15/36 (b)(l)	223,110	223,111
Citigroup Mortgage Loan Trust, Inc., Series 05-11 A1A
4.900%, 12/25/35 (l)	78,611	78,287
Series 05-11 A2A
4.700%, 12/25/35 (l)	868,746	858,459
Commercial Mortgage Pass Through Certificates, Series 99-1 A2
6.455%, 5/15/32	192,865	194,999
Countrywide Alternative Loan Trust, Series 03-J1 4A1
6.000%, 10/25/32	7,149	7,186
Series 05-61 2A1
5.600%, 12/25/35 (l)	58,530	58,650
Series 06-OA12 A1A
5.400%, 9/20/46 (l)	265,864	265,775
Series 06-OA22 A1
5.480%, 2/25/47 (l)	1,423,122	1,419,293
Series 06-OA8 2A1
5.390%, 7/25/46 (l)	182,889	182,870
Series 07-OA7 A1A
5.500%, 5/25/47 †(l)	200,000	200,063
Countrywide Home Loan Mortgage Pass Through Trust, Series 02-30 M
3.820%, 10/19/32 (l)	33,656	33,570
Series 03-HYB3 7A1
3.790%, 11/19/33 (l)	74,936	72,577
Series 04-7 5A2
5.590%, 5/25/34 (l)	2,535	2,535
Series 05-R2 1AF1
5.660%, 6/25/35 §(l)	65,995	65,828
CS First Boston Mortgage Securities Corp., Series 02-P1A A
5.952%, 3/25/32 §(l)	5,038	5,027
Series 05-C6 A1
4.938%, 12/15/40	164,694	163,985
First Horizon Alternative Mortgage Securities, Series 04-AA1 A1
4.747%, 6/25/34 (l)	140,554	140,287
Greenpoint Mortgage Funding Trust, Series 05-AR5 1A1
5.590%, 11/25/45 (l)	129,971	130,164
Series 06-AR6 A1A
5.400%, 10/25/46 (l)	190,206	190,233
GS Mortgage Securities Corp. II, Series 06-FL8A A1
5.420%, 6/6/20 § (l)	800,207	800,284

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Harborview Mortgage Loan Trust, Series 05-2 2A1A
5.540%, 5/19/35 (l)	$84,965	$85,071
Series 06-1 2A1A
5.560%, 3/19/37 (l)	251,609	252,067
Series 06-12 2A11
5.410%, 1/19/38 (l)	175,649	175,785
Impac Secured Assets Corp., Series 06-4 A2A
5.400%, 1/25/37 (l)	167,141	167,186
MASTR Adjustable Rate Mortgages Trust, Series 04-13 3A7
3.787%, 11/21/34 (l)	100,000	98,289
Mellon Residential Funding Corp., Series 00-TBC3 A1
5.760%, 12/15/30 (l)	73,086	73,352
Series 01-TBC1 A1
5.670%, 11/15/31 (l)	297,313	297,806
Merrill Lynch Floating Trust, Series 06-1 A1
5.390%, 6/15/22 §(l)	88,951	88,950
Residential Accredit Loans, Inc., Series 05-QO1 A1
5.620%, 8/25/35 (l)	114,966	115,112
Securitized Asset Sales, Inc., Series 93-6 A5
7.614%, 11/26/23 (l)	3,905	3,890
Sequoia Mortgage Trust, Series 10 2A1
5.700%, 10/20/27 (l)	49,288	49,321
Structured Adjustable Rate Mortgage Loan Trust, Series 04-1 4A2
4.580%, 2/25/34 (l)	166,502	166,934
Series 04-19 2A1
6.383%, 1/25/35 (l)	105,991	106,353
Structured Asset Mortgage Investments, Inc., Series 06-AR4 2A1
5.510%, 6/25/36 (l)	78,299	78,340
Series 06-AR7 A8
5.390%, 8/25/36 (l)	240,439	240,469
Structured Asset Securities Corp., Series 06-11 A1
5.331%, 10/25/35 †(b)(l)	247,148	246,283
TBW Mortgage Backed Pass Through Certificates, Series 06-4 A1B
5.420%, 9/25/36 (l)	60,516	60,531
Thornburg Mortgage Securities Trust, Series 06-5 A1
5.440%, 8/25/36 (l)	704,873	703,781
Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A A1
5.410%, 9/15/21 §(l)	1,053,925	1,053,920
Washington Mutual Mortgage Pass-Through Certificates, Series 02-AR2 A
5.642%, 2/27/34 (l)	18,650	18,834
Series 02-AR10 A6
4.816%, 10/25/32 (l)	5,350	5,331
Series 02-AR17 1A
6.183%, 11/25/42 (l)	45,501	45,700
Series 03-R1 A1
5.590%, 12/25/27 (l)	605,214	605,159
Series 05-AR11 A1B1
5.610%, 8/25/45 (l)	51,271	51,311
Series 05-AR13 A1A1
5.610%, 10/25/45 (l)	$612,047	$612,922
Series 05-AR15 A1A1
5.580%, 11/25/45 (l)	128,031	128,422
Series 06-AR3 A1A
5.983%, 2/25/46 †(l)	211,200	211,794
Series 06-AR7 3A
5.896%, 7/25/46 (l)	557,425	560,225
Series 06-AR15 2A
5.892%, 11/25/46 (l)	97,819	98,452
Wells Fargo Mortgage Backed Securities Trust, Series 04-S A1
3.539%, 9/25/34 (l)	154,987	151,285
Series 05-AR10 2A12
4.110%, 6/25/35 (l)	274,803	273,089

		13,050,105

Total Asset-Backed and Mortgage-Backed Securities		55,383,891

Consumer Discretionary (0.2%)
Automobiles (0.0%)
DaimlerChrysler N.A. Holding Corp.
5.820%, 9/10/07 (l)	102,000	102,156

Hotels, Restaurants & Leisure (0.0%)
Harrah’s Operating Co., Inc.
7.500%, 1/15/09	100,000	103,250

Media (0.2%)
CSC Holdings, Inc.
7.875%, 12/15/07	600,000	606,750

Total Consumer Discretionary		812,156

Consumer Staples (0.3%)
Food & Staples Retailing (0.3%)
Wal-Mart Stores, Inc.
5.250%, 6/16/08 (l)	1,100,000	1,099,233

Total Consumer Staples		1,099,233

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
El Paso Corp.
7.750%, 1/15/32^	25,000	27,625
El Paso Natural Gas Co.
8.375%, 6/15/32	50,000	61,602
El Paso Production Holding Co.
7.750%, 6/1/13^	60,000	62,700
Pemex Project Funding Master Trust
8.000%, 11/15/11	50,000	55,250
8.625%, 2/1/22	25,000	31,125
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §	25,440	24,973
Tennessee Gas Pipeline Co.
8.375%, 6/15/32	150,000	184,807

Total Energy		448,082

Financials (7.8%)
Capital Markets (1.2%)
Goldman Sachs Group, Inc.
5.390%, 12/23/08 (l)	1,800,000	1,799,140
Lehman Brothers Holdings, Inc.
5.370%, 11/24/08 (l)	100,000	99,980
5.400%, 12/23/08 (l)^	1,800,000	1,799,449
Merrill Lynch & Co., Inc.
5.400%, 10/23/08 (l)	800,000	799,774

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
Morgan Stanley
5.360%, 11/21/08 (l)		$300,000	$299,834

			4,798,177

Commercial Banks (3.2%)
Bank of Ireland
5.360%, 12/19/08 (l)		2,500,000	2,500,685
5.400%, 12/18/09 (l)		400,000	400,091
Charter One Bank N.A.
5.410%, 4/24/09 (l)		2,100,000	2,099,794
Commonwealth Bank of Australia
5.360%, 6/8/09 §(l)		100,000	100,025
DnB NOR Bank ASA
5.430%, 10/13/09 §(l)		400,000	399,940
HSBC Capital Funding LP
10.176%, 12/31/49 §(l)		100,000	145,477
HSBC Holdings plc
5.375%, 12/20/12	EUR	120,000	167,511
Rabobank Capital Funding II
5.260%, 12/29/49 §(l)		$100,000	97,295
Rabobank Capital Funding Trust III
5.254%, 12/29/49 §(l)		120,000	115,669
Rabobank Nederland
5.380%, 1/15/09 §(l)		200,000	200,066
Royal Bank of Scotland plc
5.410%, 7/21/08 §(l)		100,000	100,067
Santander U.S. Debt S.A. Unipersonal
5.360%, 9/21/07 §(l)		100,000	100,059
5.410%, 9/19/08 §(l)		100,000	100,142
5.408%, 11/20/09 §(l)^		1,800,000	1,800,601
Unicredito Luxembourg Finance S.A.
5.410%, 10/24/08 §(l)		500,000	500,080
Wachovia Bank N.A.
5.360%, 2/23/09 (l)		1,800,000	1,798,335
5.418%, 12/2/10 (l)		600,000	599,782
Westpac Banking Corp.
5.280%, 6/6/08 (l)		1,800,000	1,799,527

			13,025,146

Consumer Finance (0.6%)
Ford Motor Credit Co.
7.875%, 6/15/10		700,000	702,603
7.250%, 10/25/11		1,700,000	1,652,235

			2,354,838

Diversified Financial Services (2.8%)
Atlantic & Western Reinsurance Ltd., Series B
11.599%, 1/9/09 (b)(l)		300,000	304,983
Atlas Reinsurance plc
7.717%, 1/10/10 †(b)(l)		3,400,000	4,619,102
Bank of America N.A.
5.350%, 12/18/08 (l)		1,800,000	1,798,378
C10 Capital SPV Ltd.
6.722%, 12/31/49 §(l)		200,000	196,922
Citigroup, Inc.
5.410%, 5/2/08 (l)		200,000	200,189
5.388%, 12/26/08 (l)		400,000	400,113
5.400%, 1/30/09 (l)		200,000	200,002
5.380%, 12/28/09 (l)		1,800,000	1,798,861
General Electric Capital Corp.
5.360%, 10/24/08 (l)		300,000	300,004
5.380%, 12/12/08 (l)		200,000	200,092
5.390%, 10/26/09 (l)		300,000	299,731
JP Morgan Chase & Co.
5.370%, 6/26/09 (l)		200,000	199,885
Petroleum Export Ltd.
5.265%, 6/15/11 §		85,981	84,113
Racers, Series 97-R-8-3
5.660%, 8/15/07 †(b)(l)		$200,000	$199,980
Vita Capital III Ltd.
6.469%, 1/1/12 †(b)(l)		300,000	300,435

			11,102,790

Total Financials			31,280,951

Government Securities (122.9%)
Agency ABS (0.1%)
Small Business Administration Participation Certificates, Series 03-20I 1
5.130%, 9/1/23		38,518	38,560
Series 04-20C 1
4.340%, 3/1/24		241,426	231,136
Series 05-20B 1
4.625%, 2/1/25		259,760	251,913

			521,609

Agency CMO (1.9%)
Federal Home Loan Mortgage Corp.
4.500%, 11/15/13		1,195,000	1,185,771
4.500%, 5/15/17		147,096	144,794
5.000%, 1/15/18		295,642	294,290
5.000%, 2/15/20		1,743,943	1,735,272
5.000%, 8/15/20		1,727,519	1,718,432
4.000%, 3/15/23		76,456	75,778
4.000%, 10/15/23		128,344	126,409
6.500%, 4/15/29		72,200	74,176
5.670%, 12/15/29 (l)		9,271	9,309
5.670%, 12/15/30 (l)		102,936	103,267
6.500%, 7/25/43		20,904	21,423
6.133%, 10/25/44 (l)		44,503	44,866
6.133%, 2/25/45 (l)		757,227	760,159
Federal National Mortgage Association
4.673%, 5/25/35 (l)		600,000	594,754
5.380%, 12/25/36 (l)		177,950	177,769
5.670%, 5/25/42 (l)		78,086	78,327
5.950%, 2/25/44		313,191	312,881

			7,457,677

Foreign Governments (0.9%)
Export-Import Bank of China
5.250%, 7/29/14^§		150,000	149,718
Government of France
4.000%, 4/25/55	EUR	200,000	253,074
Hong Kong Government International Bond
5.125%, 8/1/14 §		$250,000	249,302
Kingdom of Spain
4.200%, 1/31/37	EUR	100,000	131,267
Republic of Italy
3.800%, 3/27/08	JPY	64,000,000	559,141
Republic of Panama
9.625%, 2/8/11		$75,000	85,613
Republic of South Africa
5.250%, 5/16/13	EUR	50,000	68,596
6.500%, 6/2/14		$100,000	106,500
United Kingdom Gilt Inflation Linked
2.500%, 5/20/09	GBP	400,000	2,005,238
United Mexican States
6.750%, 9/27/34^		$186,000	202,833

			3,811,282

Municipal Bonds (0.0%)
New York City Municipal Water Finance Authority
4.750%, 6/15/38		100,000	102,390

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount		Value (Note 1)
U.S. Government Agencies (9.3%)
Federal Home Loan Bank
5.500%, 3/2/09		$2,000,000	$2,000,000
Federal Home Loan Mortgage Corp.
7.393%, 11/1/23 (l)		29,389	29,712
5.580%, 8/25/31 (l)		22,412	22,509
4.557%, 1/1/34 (l)		152,062	151,580
Federal National Mortgage Association
5.000%, 1/1/17		49,658	49,132
5.000%, 2/1/18		280,889	277,749
5.000%, 8/1/18		324,619	320,990
5.000%, 9/1/18		159,697	157,912
5.000%, 10/1/18		125,330	123,929
5.000%, 8/1/19		37,336	36,876
6.000%, 6/1/31		58,368	59,159
6.000%, 2/1/32		42,150	42,721
5.500%, 7/1/34		356,970	353,838
4.190%, 11/1/34 (l)		832,748	824,608
4.682%, 1/1/35 (l)		119,192	118,490
4.548%, 7/1/35 (l)		810,583	809,573
5.500%, 9/1/35		155,980	154,508
6.000%, 12/1/35		5,453,138	5,497,367
6.000%, 2/1/36		4,930,877	4,967,529
5.000%, 3/1/36		1,014,206	980,866
6.000%, 9/1/36		1,095,562	1,103,706
6.000%, 10/1/36		4,241,855	4,273,385
6.000%, 11/1/36		539,374	543,383
6.133%, 3/1/44 (l)		1,711,683	1,733,438
6.133%, 7/1/44 (l)		40,993	41,524
6.133%, 10/1/44 (l)		84,080	85,227
5.500%, 4/25/37 TBA		12,000,000	11,872,500
Government National Mortgage Association
6.000%, 8/15/32		150,479	152,821
6.000%, 2/15/33		178,944	181,666
6.000%, 10/15/33		20,714	21,029
6.000%, 1/15/34		61,783	62,650
Small Business Administration
4.504%, 2/1/14		107,881	104,766

			37,155,143

U.S. Treasuries (110.7%)
U.S. Treasury Bonds
5.375%, 2/15/31		1,200,000	1,279,313
Inflation Indexed
2.375%, 1/15/17		7,460,680	7,571,135
2.375%, 1/15/25		46,542,885	46,844,669
2.000%, 1/15/26		14,034,143	13,337,923
2.375%, 1/15/27		10,283,640	10,368,398
3.625%, 4/15/28		31,803,871	38,712,530
3.875%, 4/15/29		7,544,358	9,576,619
U.S. Treasury Notes
4.500%, 2/28/11		200,000	199,727
4.500%, 11/15/15		400,000	395,922
Inflation Indexed
3.625%, 1/15/08		13,715,361	13,924,836
3.875%, 1/15/09		22,435,493	23,254,905
4.250%, 1/15/10		14,317,763	15,225,481
0.875%, 4/15/10		73,395,936	70,967,558
3.500%, 1/15/11		26,863,770	28,363,306
2.375%, 4/15/11		2,253,152	2,282,461
3.000%, 7/15/12		28,383,080	29,751,230
1.875%, 7/15/13		7,859,771	7,757,225
2.000%, 1/15/14		1,210,396	1,198,575
2.000%, 7/15/14		24,916,353	24,674,963
1.875%, 7/15/15		56,654,718	55,382,196
2.000%, 1/15/16		28,375,603	27,937,767
2.500%, 7/15/16		$14,094,780	$14,463,119

			443,469,858

Total Government Securities			492,517,959

Industrials (0.0%)
Airlines (0.0%)
United Air Lines, Inc., Series 01-1
6.602%, 9/1/13		28,924	29,322

Total Industrials			29,322

Materials (0.1%)
Chemicals (0.1%)
Nalco Co.
8.875%, 11/15/13^		200,000	212,500

Containers & Packaging (0.0%)
Packaging Corp. of America
4.375%, 8/1/08		143,000	140,748

Total Materials			353,248

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
5.460%, 2/5/10 (l)		3,600,000	3,602,257
Deutsche Telekom International Finance B.V.
8.125%, 5/29/12	EUR	76,000	117,806
France Telecom S.A.
6.750%, 3/14/08 (b)(m).	EUR	139,000	189,801

			3,909,864

Wireless Telecommunication Services (0.5%)
America Movil S.A. de C.V.
5.448%, 6/27/08 § (l)		$1,800,000	1,800,000
American Cellular Corp., Series B
10.000%, 8/1/11		10,000	10,587
Nextel Communications, Inc., Series D
7.375%, 8/1/15		60,000	62,058

			1,872,645

Total Telecommunication Services			5,782,509

Utilities (0.1%)
Electric Utilities (0.1%)
Mission Energy Holding Co.
13.500%, 7/15/08		200,000	218,000
Nevada Power Co., Series L
5.875%, 1/15/15^		150,000	151,241

			369,241

Gas Utilities (0.0%)
Sonat, Inc.
7.625%, 7/15/11		35,000	37,581

Multi-Utilities (0.0%)
NiSource Finance Corp.
5.930%, 11/23/09 (l)		100,000	100,100

Total Utilities			506,922

Total Long-Term Debt Securities (146.8%) (Cost $589,313,807)			588,214,273

SHORT-TERM INVESTMENTS:
Commercial Paper (50.5%)
Abbey National N.A. LLC
5.18%, 5/21/07 (p)		9,400,000	9,331,469

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of America Corp.
5.24%, 7/20/07 (p)	$10,100,000	$9,939,511
Bank of Ireland
5.03%, 4/25/07 (p) §	8,200,000	8,171,468
Barclays U.S. Funding Corp.
5.15%, 4/10/07 (p)	17,900,000	17,874,411
Calyon North America, Inc.
5.19%, 7/9/07 (p)	10,800,000	10,646,424
CBA (Delaware) Finance, Inc.
5.26%, 4/20/07 (p)	10,700,000	10,668,821
CDC Commercial Paper Corp.
5.06%, 4/5/07 §(l)(p)	10,300,000	10,292,765
DaimlerChrysler N.A. Holding Corp.
5.39%, 6/22/07 (p)	1,800,000	1,777,896
Danske Corp.
5.26%, 4/11/07 (b)(p)	12,000,000	11,980,750
DNB NOR Bank ASA
5.17%, 6/13/07 (l)(p)	10,300,000	10,191,644
General Electric Capital Corp.
5.22%, 7/30/07 (p)	3,700,000	3,636,249
HBOS Treasury Services plc
5.16%, 4/17/07 (p)	17,300,000	17,257,958
Intesa Funding LLC
5.060%, 5/16/07 (p)	10,300,000	10,234,056
Nordea N.A.
5.20%, 4/27/07 (p)	10,200,000	10,160,361
Rabobank USA Finance Corp.
5.40%, 4/2/07 (p)	11,000,000	10,996,700
Skandinaviska Enskilda Banken AB
5.18%, 4/10/07 §(p)	8,000,000	7,988,498
Societe Generale North America, Inc.
5.32%, 4/5/07 (p)	1,200,000	1,199,113
5.17%, 5/4/07 (p)	8,900,000	8,856,743
5.14%, 6/11/07 (p)	2,100,000	2,078,643
Time Warner Cable, Inc.
5.29%, 4/12/07 §(p)	1,000,000	998,239
UBS Finance Delaware LLC
5.19%, 5/15/07 (p)	1,900,000	1,887,764
5.13%, 6/8/07 (p)	6,200,000	6,139,674
5.14%, 6/12/07 (p)	3,800,000	3,760,822
Unicredito Italiano Bank plc/Ireland
5.21%, 5/22/07 §(p)	10,500,000	10,421,501
Westpac Securitization
5.17%, 4/24/07 §(p)	5,700,000	5,680,422

Total Commercial Paper		202,171,902

Government Securities (16.1%)
Federal Home Loan Bank
5.00%, 4/2/07 (o)(p)	7,700,000	7,697,861
Federal Home Loan Mortgage Corp.
5.05%, 4/16/07 (o)(p)	2,600,000	2,594,181
7.43%, 4/23/07 (o)(p)	4,400,000	4,379,223
5.08%, 5/29/07 (o)(p)	9,500,000	9,421,594
Federal National Mortgage Association
4.89%, 4/18/07 (o)(p)	20,000,000	19,951,222
4.91%, 4/25/07 (o)(p)	1,900,000	1,893,539
4.91%, 5/2/07 (o)(p)	700,000	696,959
France Treasury Bills
3.62%, 5/31/07 (p)	11,800,000	15,666,876
U.S. Treasury Bills
4.81%, 6/14/07 #(a)(p)	2,255,000	2,232,640

Total Government Securities		64,534,095

Short-Term Investment of Cash Collateral for Securities Loaned (0.6%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	2,447,603	2,447,603

Time Deposit (0.8%)
JPMorgan Chase Nassau
4.79%, 4/2/07	$3,302,407	$3,302,407

Total Short-Term Investments (68.0%) (Cost/Amortized Cost $272,269,322)		272,456,007

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
LIF UK 90 Day LIBOR
March 2008 @ $93.00*	422	—
June 2008 @ $ 92.75*	110	1,353
U.S. 10 Year Treasury Note Futures
June 2007 @ $ 114.00*	60	937
June 2007 @ $ 120.00*	385	6,016

		8,306

Put Options Purchased (0.0%)
EURO Dollar Futures
March 2008 @ $93.00*	366	2,288
U.S. Treasury Notes Inflation Indexed
April 2007 @ $82.00*	30,000,000	—
April 2007 @ $67.00*	55,000,000	—
April 2007 @ $75.00*	30,000,000	—
April 2007 @ $86.00*	5,000,000	—
April 2007 @ $88.00*	30,000,000	—
June 2007 @ $ 90.00*	48,000,000	—

		2,288

Total Options Purchased (0.0%) (Cost $70,003)		10,594

Total Investments before Options Written (214.8%) (Cost/Amortized Cost $861,653,132)		860,680,874

OPTIONS WRITTEN:
Call Options Written (-0.0%)
EURO-Bund Futures
May 2007 @ $ 117.50*	(236)	(12,610)
Put Options Written (-0.0%)
EURO-Bund Futures
May 2007 @ $ 114.50*	(236)	(129,257)

Total Options Written (-0.0%) (Premiums Received $177,465)		(141,867)

Total Investments after Options Written (214.8%) (Cost/Amortized Cost $861,475,667)		860,539,007
Other Assets Less Liabilities (-114.8%)		(459,906,201)

Net Assets (100%)		$400,632,806

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $6,978,032 or 1.74% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $52,124,645 or 13.01% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

(a)	Fully or partially pledged as collateral on outstanding written call options..

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

TBA — Security is subject to delayed delivery.

At March 31, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/07	Unrealized Appreciation/ (Depreciation)
EURODollar	105	December-07	$24,938,813	$24,970,313	$31,500
EURODollar	51	June-07	12,112,500	12,078,712	(33,788)
EURODollar	105	September-07	24,940,125	24,917,812	(22,313)
EURODollar	43	March-08	10,212,500	10,242,063	29,563
JPY 10 Year Bonds	15	June-07	17,093,876	17,076,120	(17,756)
UK 90 Day Gilts	432	March-08	100,403,104	100,153,726	(249,378)
UK 90 Day Gilts	148	June-08	34,417,068	34,330,127	(86,941)

					$(349,113)

Sales
U.S. Treasury Bonds	397	June-07	$44,842,391	$44,166,250	$676,141
U.S. 5 Year Treasury Notes	34	June-07	3,585,672	3,597,094	(11,422)
U.S. 10 Year Treasury Notes	96	June-07	10,422,000	10,380,000	42,000

					$706,719

					$357,606

At March 31, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Swiss Franc, expiring 6/7/07	877	$723,466	$725,774	$2,308
Swiss Franc, expiring 6/7/07	386	319,404	319,440	36

				$2,344

Foreign Currency Sell Contracts
British Pound, expiring 4/5/07	1,019	$1,991,840	$2,005,232	$(13,392)
British Pound, expiring 4/5/07	332	640,756	653,324	(12,568)
European Union, expiring 4/26/07	14,082	18,781,980	18,828,714	(46,734)
Japanese Yen, expiring 5/15/07	38,961	323,763	332,561	(8,798)
Japanese Yen, expiring 5/15/07	77,880	667,000	664,761	2,239

				$(79,253)

				$(76,909)

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Options written for the three months March 31, 2007 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2007	230	$123,237
Options Written	472	177,465
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(230)	(123,237)
Options Exercised	—	—

Options Outstanding—March 31, 2007	472	$177,465

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$61,576,158
Long-term U.S. Treasury securities	1,345,105,086

$1,406,681,244

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$65,451,344
Long-term U.S. Treasury securities	1,329,854,967

$1,395,306,311

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$555,963
Aggregate gross unrealized depreciation	(5,132,493)

Net unrealized depreciation	$(4,576,530)

Federal income tax cost of investments	$865,257,404

At March 31, 2007, the Portfolio had loaned securities with a total value of $2,357,068. This was secured by collateral of $2,447,603 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $ 3,716,976 which expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (44.1%)
Asset-Backed Securities (28.5%)
Advanta Business Card Master Trust, Series 05-A3 A3
4.700%, 10/20/11	$15,000,000	$14,926,117
Aegis Asset Backed Securities Trust, Series 06-1 A1
5.400%, 1/25/37 (l)	11,088,239	11,086,599
AmeriCredit Automobile Receivables Trust, Series 05-DA A3
4.870%, 12/6/10	13,394,449	13,356,978
Amresco Residential Securities Mortgage Loan Trust, Series 98-2 M1F
6.745%, 6/25/28	50,566	50,747
Asset Backed Funding Certificates, Series 01-AQ1 M1
6.863%, 5/20/32	133,614	133,175
Atherton Franchisee Loan Funding, Series 98-A A2
6.720%, 5/15/20 §	10,032	10,016
Banc of America Securities Auto Trust, Series 06-G1 A3
5.180%, 6/18/10	17,850,000	17,885,721
Bank of America Credit Card Trust, Series 06-A16 A16
4.720%, 5/15/13	15,475,000	15,375,556
Capital Auto Receivables Asset Trust, Series 04-2 C
4.160%, 1/15/10	3,665,000	3,617,797
Capital One Master Trust, Series 98-1 A
6.310%, 6/15/11	24,000,000	24,278,330
Capital One Multi-Asset Execution Trust, Series 03-C1 C1
7.870%, 3/15/11 (l)	250,000	256,499
Carmax Auto Owner Trust, Series 05-2 A3
4.210%, 1/15/10	9,904,468	9,837,568
Centex Home Equity, Series 04-D MV3
6.320%, 9/25/34 (l)	250,000	250,386
Chase Issuance Trust, Series 05-A5 A5
5.340%, 2/15/12 (l)	16,802,000	16,816,072
Chase Manhattan Auto Owner Trust, Series 05-B A3
4.840%, 7/15/09	5,200,000	5,189,515
Series 06-B A4
5.110%, 4/15/14	11,950,000	12,009,938
CIT Equipment Collateral, Series 05-EF1 A3
4.420%, 5/20/09	5,527,950	5,500,181
Citibank Credit Card Issuance Trust, Series 02-C3 C3
6.495%, 12/15/09 (l)	250,000	251,465
Series 03-A3 A3
3.100%, 3/10/10	11,375,000	11,156,145
Series 05-B1 B1
4.400%, 9/15/10	17,750,000	17,558,433
Series 05-C5 C5
4.950%, 10/25/10	15,400,000	15,319,250
CNH Equipment Trust, Series 06-A A3
5.200%, 8/16/10	17,300,000	17,324,355
Countrywide Asset-Backed Certificates, Series 06-20 2A1
5.370%, 4/25/37 (l)	$15,116,316	$15,179,935
Daimler Chrysler Auto Trust, Series 05-B A4
4.200%, 7/8/10	14,475,000	14,305,165
Series 06-B A3
5.330%, 8/8/10	13,500,000	13,531,658
Series 06-C A3
5.020%, 7/8/10	17,300,000	17,291,876
Series 06-C A4
4.980%, 11/8/11	18,087,000	18,101,475
Series 06-D A3
4.980%, 2/8/11	18,275,000	18,263,562
Discover Card Master Trust I, Series 03-2 B
3.850%, 8/15/10	15,000,000	14,800,148
DVI Receivables Corp., Series 03-1 D1
7.270%, 3/14/11†(l)	160,268	—
Ford Credit Auto Owner Trust, Series 05-A A4
3.720%, 10/15/09	4,400,000	4,338,398
Series 05-C A3
4.300%, 8/15/09	17,229,118	17,121,579
Series 06-A A3
5.050%, 3/15/10	14,350,000	14,324,219
Fremont Home Loan Trust, Series 05-E 2A2
5.490%, 1/25/36 (l)	10,831,006	10,833,209
GCO Slims Trust, Series 06-1A
5.720%, 3/1/22 (b)	8,887,260	8,842,824
Harley-Davidson Motorcycle Trust, Series 06-2 A2
5.350%, 3/15/13	24,000,000	24,165,986
Household Automotive Trust, Series 03-1 A4
2.220%, 11/17/09	6,581,301	6,556,332
Series 05-2 A3
4.370%, 5/17/10	5,453,266	5,419,383
Lehman ABS Manufactured Housing Contract, Series 02-A A
5.770%, 6/15/33 (l)	50,633	50,613
Long Beach Auto Receivables Trust, Series 05-A A3
4.080%, 6/15/10	13,221,161	13,151,491
MBNA Credit Card Master Note Trust, Series 05-A7 A7
4.300%, 2/15/11^	24,700,000	24,452,553
Morgan Stanley ABS Capital I, Series 04-HE4 M3
6.820%, 5/25/34 (l)	200,000	199,999
National City Auto Receivables Trust, Series 04-A A4
2.880%, 5/15/11	28,121,258	27,642,207
Nissan Auto Lease Trust, Series 05-A A3
4.700%, 10/15/08	11,258,807	11,232,145
Nissan Auto Receivables Owner Trust, Series 06-B A3
5.160%, 2/15/10	12,150,000	12,143,305
Onyx Acceptance Grantor Trust, Series 05-B A3
4.180%, 3/15/10	3,626,296	3,602,054
SLM Student Loan Trust, Series 05-8 A4
4.250%, 1/25/28	18,925,000	18,683,483

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Triad Auto Receivables Owner Trust, Series 04-A A4
2.500%, 9/13/10	$7,184,588	$7,035,249
USAA Auto Owner Trust, Series 06-1 A3
5.010%, 9/15/10	10,500,000	10,485,455
WFS Financial Owner Trust, Series 04-1 A4
2.810%, 8/22/11	9,885,781	9,755,302
World Omni Auto Receivables Trust, Series 05-A A4
3.820%, 11/12/11	19,450,000	19,132,183
Series 07-A A3
5.230%, 2/15/11	15,000,000	15,059,113

		587,891,744

Non-Agency CMO (15.6%)
Banc of America Commercial Mortgage, Inc., Series 04-5 A2
4.176%, 11/10/41	12,000,000	11,756,977
Banc of America Funding Corp., Series 06-I 1A1
4.576%, 12/20/36 (l)	13,024,150	12,914,838
Banc of America Mortgage Securities, Inc., Series 03-I 1A1
5.649%, 10/25/33 (l)	107,108	109,186
Series 04-C 2A1
3.708%, 4/25/34 (l)	21,503,813	21,109,784
Chase Commercial Mortgage Securities Corp., Series 00-1 A2
7.757%, 4/15/32^	12,738,954	13,435,752
Chase Manhattan Bank-First Union National Bank, Series 99-1 A2
7.439%, 8/15/31	13,088,000	13,657,432
Commercial Mortgage Acceptance Corp., Series 99-C1 A2
7.030%, 6/15/31	10,493,379	10,804,223
Countrywide Alternative Loan Trust, Series 06-OC9 A1
5.395%, 12/25/36 (l)	12,151,815	12,155,743
Credit Suisse Mortgage Capital Certificates, Series 06-C3 A1
4.991%, 6/15/38	15,748,376	15,682,420
CS First Boston Mortgage Securities Corp., Series 99-C1 A2
7.290%, 9/15/41	13,582,253	14,081,030
DLJ Commercial Mortgage Corp., Series 98-CG1 A1B
6.410%, 6/10/31	11,203,569	11,290,706
First Horizon Asset Securities, Inc., Series 03-AR4 2A1
4.424%, 12/25/33 (l)	14,503,051	14,492,143
GE Capital Commercial Mortgage Corp., Series 01-2 A2
5.850%, 8/11/33	9,353,019	9,457,475
GMAC Commercial Mortgage Securities, Inc., Series 98-C2 A2
6.420%, 5/15/35	12,959,567	13,097,831
Series 99-C1 A2
6.175%, 5/15/33	11,389,035	11,529,113
Greenwich Capital Commercial Funding Corp., Series 02-C1 A1
3.357%, 1/11/13	7,941,422	7,845,949
GS Mortgage Securities Corp. II, Series 05-GG4 A1P
5.285%, 7/10/39	8,473,714	8,491,339
JPMorgan Mortgage Trust, Series 07-A1 5A1
4.771%, 7/25/35 (l)	$24,871,507	$24,667,620
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC A3
6.260%, 3/15/33	11,441,868	11,809,910
Nomura Asset Securities Corp., Series 98-D6 A1B
6.590%, 3/15/30	16,147,814	16,285,450
PNC Mortgage Acceptance Corp. Series 99-CM1 A1B
7.330%, 12/10/32 (l)	10,215,554	10,650,273
Residential Accredit Loans, Inc., Series 06-QA9 A1
5.500%, 11/25/36 (l)	13,761,774	13,739,587
Residential Funding Mortgage Securities I, Series 05-SA2 1A
4.694%, 6/25/35 (l)	14,381,607	14,524,255
Washington Mutual Mortgage Pass-Through Certificate, Inc., Series 03-AR5 A6
3.695%, 6/25/33 (l)	15,000,000	14,757,573
Series 03-AR10 A4
4.061%, 10/25/33 (l)	2,316,765	2,297,943
Series 04-AR1 A
4.229%, 3/25/34 (l)	11,389,035	11,274,152

		321,918,704

Total Asset-Backed and Mortgage-Backed Securities		909,810,448

Consumer Discretionary (0.3%)
Automobiles (0.3%)
DaimlerChrysler N.A. Holding Corp.	6,300,000	6,205,450
4.050%, 6/4/08

Total Consumer Discretionary		6,205,450

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	6,925,000	6,770,046
Ocean Energy, Inc.
4.375%, 10/1/07	6,650,000	6,614,170
Valero Energy Corp.
3.500%, 4/1/09	6,650,000	6,449,569

Total Energy		19,833,785

Financials (9.4%)
Capital Markets (2.4%)
Goldman Sachs Group, Inc.
5.300%, 2/14/12^	23,075,000	23,081,692
Lehman Brothers Holdings, Inc.
5.250%, 2/6/12^	12,000,000	11,988,996
Morgan Stanley
5.625%, 1/9/12	14,125,000	14,310,588

		49,381,276

Commercial Banks (2.2%)
Bank One N.A./Illinois
3.700%, 1/15/08	14,250,000	14,090,443
U.S. Bancorp
3.125%, 3/15/08	15,000,000	14,703,570
Wachovia Bank N.A.
5.800%, 12/1/08	8,250,000	8,347,993
Wells Fargo & Co.
3.500%, 4/4/08^	7,750,000	7,618,297

		44,760,303

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Finance (0.6%)
HSBC Finance Corp.
5.875%, 2/1/09	$11,650,000	$11,782,519

Diversified Financial Services (2.6%)
Bank of America Corp.
3.875%, 1/15/08	11,200,000	11,075,467
Citigroup, Inc.
4.200%, 12/20/07	11,900,000	11,807,144
5.250%, 2/27/12^	11,950,000	12,000,776
General Electric Capital Corp.
4.125%, 9/1/09	19,585,000	19,215,823

		54,099,210

Insurance (1.1%)
American International Group, Inc.
2.875%, 5/15/08	13,300,000	12,967,966
Protective Life Secured Trusts
3.700%, 11/24/08	9,650,000	9,419,683

		22,387,649

Real Estate Investment Trusts (REITs) (0.5%)
Simon Property Group LP (REIT)
6.375%, 11/15/07^	10,850,000	10,909,696

Total Financials		193,320,653

Government Securities (39.3%)
Agency CMO (4.5%)
Federal Home Loan Mortgage Corp.
5.500%, 6/15/26	25,790,000	25,930,581
6.000%, 4/15/27	24,157,737	24,438,290
Federal National Mortgage Association
5.500%, 1/25/29	14,425,000	14,464,789
5.500%, 6/25/30	27,038,501	27,120,612

		91,954,272

U.S. Government Agencies (16.1%)
Federal Home Loan Bank
4.625%, 2/8/08^	27,300,000	27,187,415
3.375%, 2/15/08	13,550,000	13,348,308
Federal Home Loan Mortgage Corp.
4.769%, 5/1/35 (l)	16,726,945	16,554,599
4.768%, 9/1/35 (l)	15,697,227	15,612,801
Federal National Mortgage Association
3.250%, 1/15/08	42,000,000	41,396,040
5.500%, 12/1/17	14,165,207	14,234,946
5.500%, 9/1/19	22,713,202	22,816,754
6.500%, 4/1/21	16,307,817	16,719,538
4.499%, 5/1/33 (l)	330,920	327,528
3.674%, 6/1/34 (l)	100,411	100,829
4.273%, 7/1/34 (l)	264,360	262,417
4.568%, 12/1/34 (l)	9,217,906	9,159,548
4.500%, 1/1/35 (l)	8,409,791	8,370,069
4.512%, 4/1/35 (l)	9,951,629	9,897,988
4.630%, 5/1/35 (l)	15,759,513	15,709,081
4.638%, 5/1/35 (l)	7,144,495	7,078,329
4.911%, 6/1/35 (l)	22,314,448	22,294,056
4.730%, 7/1/35 (l)	15,546,570	15,428,780
4.780%, 7/1/35 (l)	11,138,650	11,075,758
5.171%, 7/1/35 (l)	13,390,612	13,395,335
4.842%, 12/1/35 (l)	22,578,696	22,523,831
5.000%, 4/25/22 TBA	28,300,000	27,902,045

		331,395,995

U.S. Treasuries (18.7%)
U.S. Treasury Notes
3.000%, 11/15/07^	7,900,000	7,803,099
5.000%, 7/31/08^	9,130,000	9,154,249
3.125%, 9/15/08^	47,360,000	46,285,165
4.625%, 9/30/08^	91,620,000	91,469,651
4.875%, 1/31/09^	39,595,000	39,751,202
4.750%, 2/28/09^	$127,375,000	$127,673,567
4.750%, 1/31/12^	37,425,000	37,751,009
4.625%, 2/29/12	26,250,000	26,347,414

		386,235,356

Total Government Securities.		809,585,623

Health Care (0.3%)
Health Care Providers & Services (0.3%)
WellPoint, Inc.
3.750%, 12/14/07	6,800,000	6,724,125

Total Health Care		6,724,125

Industrials (2.0%)
Aerospace & Defense (0.9%)
Goodrich Corp.
7.500%, 4/15/08	11,525,000	11,756,076
Raytheon Co.
6.150%, 11/1/08	6,550,000	6,660,629

		18,416,705

Airlines (0.1%)
Southwest Airlines Co.
7.875%, 9/1/07	2,513,000	2,535,936

Industrial Conglomerates (0.3%)
Tyco International Group S.A.
6.125%, 1/15/09	6,575,000	6,693,942

Road & Rail (0.7%)
CSX Corp.
6.250%, 10/15/08	6,550,000	6,630,113
Norfolk Southern Corp.
6.000%, 4/30/08	6,600,000	6,641,765

		13,271,878

Total Industrials		40,918,461

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.8%)
Deutsche Telekom International Finance B.V.
3.875%, 7/22/08^	11,600,000	11,401,651
Telefonica Europe B.V.
7.750%, 9/15/10	3,975,000	4,283,309

		15,684,960

Wireless Telecommunication Services (0.4%)
Vodafone Group plc
5.350%, 2/27/12^	8,150,000	8,170,742

Total Telecommunication Services		23,855,702

Utilities (0.8%)
Electric Utilities (0.8%)
Duke Energy Corp.
4.200%, 10/1/08	10,800,000	10,636,542
Ohio Edison Co.
4.000%, 5/1/08	6,650,000	6,560,724

Total Utilities		17,197,266

Total Long-Term Debt Securities (98.4%) (Cost $2,026,575,235)		2,027,451,513

SHORT-TERM INVESTMENTS:
Government Security (1.6%)
Federal Home Loan Bank
4.97%, 4/2/07 (o)(p)	33,300,000	33,290,805

Short-Term Investments of Cash Collateral for Securities Loaned (10.6%)
Anglo Irish Bank Corp. plc
5.38%, 7/27/07	24,331,083	24,331,083
5.37%, 8/6/07	4,869,250	4,869,250

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
ANZ National Bank Ltd.
5.37%, 3/6/09 (l)	$7,995,794	$7,995,794
Bear Stearns Cos., Inc.
5.38%, 9/28/07 (l)	5,000,000	5,000,000
Beta Finance, Inc.
5.39%, 2/17/09 (l)	9,992,878	9,992,878
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
5.40%, 4/28/08 (l)	10,000,000	10,000,000
CAM U.S. Finance S.A. Unipersonal
5.41%, 2/2/09 (l)	10,000,000	10,000,000
CC USA, Inc.
5.39%, 2/12/09 (l)	14,989,262	14,989,262
Citigroup Funding, Inc.
5.36%, 3/16/09 (l)	15,000,000	15,000,000
Comerica Bank
5.38%, 8/07/08 (l)	10,994,433	10,994,433
5.35%, 3/16/09 (l)	9,998,794	9,998,794
General Electric Capital Corp.
5.40%, 3/12/10 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	10,000,000	10,000,000
MassMutual Global Funding II
5.40%, 3/26/10 (l)	13,000,000	13,000,000
MBIA Global Funding LLC
5.36%, 1/23/09 (l)	7,500,000	7,500,000
Monumental Global Funding II
5.41%, 3/29/10 (l)	13,000,000	13,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	31,837,508	31,837,508
Pricoa Global Funding I
5.41%, 12/15/09 (l)	7,000,000	7,000,000
Principal Life Income Fund Trust 29
5.40%, 3/22/10 (l)	4,000,000	4,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		219,509,002

Time Deposit (2.0%)
JPMorgan Chase Nassau
4.79%, 4/2/07	$41,252,179	$41,252,179

Total Short-Term Investments (14.2%) (Cost/Amortized Cost $294,056,584)		294,051,986

Total Investments (112.6%) (Cost/Amortized Cost $2,320,631,819)		2,321,503,499
Other Assets Less Liabilities (-12.6%)		(260,408,724)

Net Assets (100%)		$2,061,094,775

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $10,016 or 0.00% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

TBA — Security is subject to delayed delivery.

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$442,696,072
Long-term U.S. Treasury securities	318,481,782

$761,177,854

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$262,583,882
Long-term U.S. Treasury securities	211,377,319

$473,961,201

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,515,426
Aggregate gross unrealized depreciation	(3,680,356)

Net unrealized appreciation	$835,070

Federal income tax cost of investments	$2,320,668,429

At March 31, 2007, the Portfolio had loaned securities with a total value of $351,273,806. This was secured by collateral of $219,509,002 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $138,543,418 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $5,463,462 of which $348,305 expires in the year 2013, and $5,115,157 expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (0.1%)
Gentex Corp.^	61,850	$1,005,062

Automobiles (0.6%)
Monaco Coach Corp.^	188,200	2,998,026
Thor Industries, Inc.^	119,000	4,687,410
Winnebago Industries, Inc.^	108,400	3,645,492

		11,330,928

Diversified Consumer Services (1.5%)
Matthews International Corp.,Class A^	426,400	17,354,480
Regis Corp.	138,100	5,575,097
Universal Technical Institute, Inc.*^	322,200	7,436,376

		30,365,953

Hotels, Restaurants & Leisure (3.1%)
Bally Technologies, Inc.*^	935,800	22,066,164
Bob Evans Farms, Inc.	23,700	875,715
CBRL Group, Inc.^	184,900	8,560,870
Rare Hospitality International, Inc.*^	463,400	13,943,706
Red Robin Gourmet Burgers, Inc.*^	380,500	14,771,010

		60,217,465

Household Durables (2.8%)
Basset Furniture Industries, Inc.^	19,600	288,512
Ethan Allen Interiors, Inc.^	559,200	19,762,128
Hooker Furniture Corp.^	144,800	2,903,240
La-Z-Boy, Inc.^	187,900	2,326,202
M/I Homes, Inc.^	152,400	4,046,220
M.D.C. Holdings, Inc.^	33,500	1,610,345
Russ Berrie & Co., Inc.*^	33,300	469,530
Sealy Corp.^	1,352,400	23,639,952

		55,046,129

Leisure Equipment & Products (1.0%)
Brunswick Corp.	50,300	1,602,055
Polaris Industries, Inc.^	389,000	18,664,220

		20,266,275

Multiline Retail (0.2%)
Tuesday Morning Corp.^	222,800	3,306,352

Specialty Retail (4.2%)
Brown Shoe Co., Inc.	60,500	2,541,000
Christopher & Banks Corp.^	101,800	1,982,046
Finish Line, Inc., Class A^	906,100	11,416,860
Guitar Center, Inc.*^	515,100	23,241,312
HOT Topic, Inc.*	153,100	1,699,410
Men’s Wearhouse, Inc.	42,500	1,999,625
Pacific Sunwear of California, Inc.*	1,064,700	22,177,701
Pier 1 Imports, Inc.^	34,800	240,468
Stein Mart, Inc.^	877,300	14,317,536
West Marine, Inc.*^	184,800	3,365,208
Zale Corp.*	24,800	654,224

		83,635,390

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.*^	671,500	17,015,810
Fossil, Inc.*^	340,100	9,002,447
Timberland Co., Class A*	73,200	1,905,396
Warnaco Group, Inc.*	124,700	3,541,480

		31,465,133

Total Consumer Discretionary		296,638,687

Consumer Staples (1.3%)
Food & Staples Retailing (0.2%)
Casey’s General Stores, Inc.^	145,200	$3,631,452

Household Products (1.1%)
Central Garden & Pet Co.*^	513,500	7,584,395
Central Garden & Pet Co., Class A*^	1,027,000	15,096,900

		22,681,295

Total Consumer Staples		26,312,747

Energy (5.2%)
Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc.*^	28,300	1,660,927
Bristow Group, Inc.*	18,500	674,325
Complete Production Services, Inc.*	791,500	15,758,765
Global Industries Ltd.*	85,800	1,569,282
Hercules Offshore, Inc.*^	459,300	12,061,218
Lone Star Technologies, Inc.*	40,600	2,680,818
Oil States International, Inc.*	76,200	2,445,258
Rowan Cos., Inc.	59,000	1,915,730
Tidewater, Inc.^	25,300	1,482,074
Unit Corp.*	35,100	1,775,709
W-H Energy Services, Inc.*	226,600	10,591,284

		52,615,390

Oil, Gas & Consumable Fuels (2.5%)
Brigham Exploration Co.*^	1,868,000	11,618,960
Exploration Co. of Delaware, Inc.*^	1,510,441	16,388,285
Foundation Coal Holdings, Inc.	328,700	11,287,558
Helix Energy Solutions Group, Inc.*	92,500	3,449,325
OMI Corp.^	76,700	2,060,162
Overseas Shipholding Group	44,100	2,760,660
Teekay Shipping Corp.	39,346	2,129,012

		49,693,962

Total Energy		102,309,352

Financials (26.0%)
Capital Markets (3.0%)
Penson Worldwide, Inc.*^	773,500	23,351,965
Waddell & Reed Financial, Inc.	1,534,800	35,791,536

		59,143,501

Commercial Banks (8.4%)
Bank of the Ozarks, Inc.^	773,800	22,223,536
Chemical Financial Corp.^	50,400	1,501,416
First Community Bancorp, Inc./California^	518,076	29,292,017
First Indiana Corp.^	41,900	915,515
Peoples Bancorp, Inc./Ohio^	54,300	1,434,063
Prosperity Bancshares, Inc.	531,200	18,453,888
Provident Bankshares Corp.^	677,500	22,262,650
Sterling Bancshares, Inc./Texas^	1,399,200	15,643,056
United Bankshares, Inc.^	791,600	27,729,748
Wintrust Financial Corp.^	598,800	26,712,468

		166,168,357

Insurance (4.8%)
American National Insurance Co.	14,700	1,880,571
Arch Capital Group Ltd.*	256,400	17,489,044
Arthur J. Gallagher & Co.^	77,000	2,181,410
Aspen Insurance Holdings Ltd.	1,422,900	37,294,209
Erie Indemnity Co., Class A	8,400	443,268
IPC Holdings Ltd.	132,800	3,831,280
Max Reinsurance Capital Ltd.	607,400	15,476,552
Montpelier Reinsurance Holdings Ltd.^	197,100	3,417,714

EQ ADVISORS TRUST

EQ/SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Protective Life Corp.	51,900	$2,285,676
RLI Corp.^	158,150	8,687,180
Stancorp Financial Group, Inc.	32,900	1,617,693

		94,604,597

Real Estate Investment Trusts (REITs) (7.2%)
Arbor Realty Trust, Inc. (REIT)^	64,800	1,972,512
Ashford Hospitality Trust, Inc. (REIT)^	2,331,400	27,836,916
Brandywine Realty Trust (REIT)	541,500	18,091,515
Cousins Properties, Inc. (REIT)^	610,300	20,054,458
DCT Industrial Trust, Inc. (REIT)	1,814,300	21,463,169
Healthcare Realty Trust, Inc. (REIT)^	847,400	31,608,020
MFA Mortgage Investments, Inc. (REIT)	2,557,400	19,691,980

		140,718,570

Thrifts & Mortgage Finance (2.6%)
BankAtlantic Bancorp, Inc., Class A^	1,157,600	12,687,296
BankUnited Financial Corp., Class A^	741,400	15,725,094
Franklin Bank Corp./Texas*^	1,139,300	20,359,291
Trustco Bank Corp./New York^	191,500	1,834,570

		50,606,251

Total Financials		511,241,276

Health Care (5.1%)
Health Care Equipment & Supplies (1.1%)
STERIS Corp.	97,100	2,578,976
Symmetry Medical, Inc.*^	1,012,700	16,537,391
West Pharmaceutical Services, Inc.	54,600	2,535,078

		21,651,445

Health Care Providers & Services (3.1%)
Centene Corp.*^	688,600	14,453,714
Five Star Quality Care, Inc.*^‡	1,653,900	17,002,092
Hanger Orthopedic Group, Inc.*	1,032,200	12,045,774
LifePoint Hospitals, Inc.*	441,800	16,885,596

		60,387,176

Life Sciences Tools & Services (0.9%)
PharmaNet Development Group, Inc.*^	667,200	17,347,200

Total Health Care		99,385,821

Industrials (16.4%)
Aerospace & Defense (0.9%)
Applied Signal Technology, Inc.^‡	955,845	17,138,301

Airlines (0.6%)
Alaska Air Group, Inc.*^	253,000	9,639,300
SkyWest, Inc.	99,200	2,661,536

		12,300,836

Building Products (1.8%)
American Woodmark Corp.	74,500	2,738,620
Apogee Enterprises, Inc.^	181,500	3,637,260
Builders FirstSource, Inc.*	480,000	7,713,600
Insteel Industries, Inc.^	908,300	15,250,357
Simpson Manufacturing Co., Inc.^	35,800	1,104,072
Universal Forest Products, Inc.^	100,200	4,964,910

		35,408,819

Commercial Services & Supplies (4.8%)
ABM Industries, Inc.	107,800	$2,844,842
Brady Corp., Class A^	114,100	3,559,920
G&K Services, Inc., Class A	543,500	19,718,180
Knoll, Inc.	629,700	15,005,751
Labor Ready, Inc.*	533,900	10,138,761
Mine Safety Appliances Co.^	95,800	4,029,348
Navigant Consulting, Inc.*^	978,800	19,341,088
Waste Connections, Inc.*^	674,248	20,186,985

		94,824,875

Construction & Engineering (0.6%)
Perini Corp.*^	351,900	12,971,034

Electrical Equipment (1.0%)
A.O. Smith Corp.^	33,600	1,284,192
Baldor Electric Co.^	11,700	441,558
Genlyte Group, Inc.*	30,000	2,116,500
Powell Industries, Inc.*^	34,500	1,104,000
Regal-Beloit Corp.^	310,400	14,396,352

		19,342,602

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	53,900	2,313,927
Teleflex, Inc.	41,400	2,818,098

		5,132,025

Machinery (3.8%)
Altra Holdings, Inc.*	746,600	10,235,886
Astec Industries, Inc.*^	6,700	269,675
Briggs & Stratton Corp.^	86,500	2,668,525
CIRCOR International, Inc.	63,100	2,252,670
Columbus McKinnon Corp.*^	580,500	12,997,395
Graco, Inc.	90,900	3,559,644
Kennametal, Inc.	223,600	15,117,596
Mueller Industries, Inc.	156,700	4,716,670
Nordson Corp.^	36,200	1,681,852
RBC Bearings, Inc.*	301,429	10,076,771
Timken Co.	28,100	851,711
Trinity Industries, Inc.	59,200	2,481,664
Wabash National Corp.^	322,900	4,979,118
Watts Water Technologies, Inc., Class A^	79,400	3,019,582

		74,908,759

Road & Rail (0.3%)
Dollar Thrifty Automotive Group, Inc.*	36,300	1,852,752
Genesee & Wyoming, Inc.*^	115,800	3,081,438
Kansas City Southern, Inc.*^	41,600	1,480,128

		6,414,318

Trading Companies & Distributors (2.3%)
Applied Industrial Technologies, Inc.	3,600	88,308
Beacon Roofing Supply, Inc.*^	660,200	10,682,036
Houston Wire & Cable Co.*^	802,900	22,497,258
United Rentals, Inc.*	422,700	11,624,250

		44,891,852

Total Industrials		323,333,421

Information Technology (19.7%)
Communications Equipment (3.8%)
Avocent Corp.*^	790,400	21,317,088
C-COR, Inc.*	934,400	12,950,784
Powerwave Technologies, Inc.*^	2,246,300	12,781,447
SafeNet, Inc.*^	994,870	28,154,821

		75,204,140

Computers & Peripherals (1.9%)
Avid Technology, Inc.*^	400,200	13,958,976
Diebold, Inc.	27,500	1,312,025
Komag, Inc.*^	645,700	21,133,761

		36,404,762

EQ ADVISORS TRUST

EQ/SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment & Instruments (4.7%)
Benchmark Electronics, Inc.*	783,950	$16,196,407
Brightpoint, Inc.*^	676,400	7,738,016
Coherent, Inc.*	333,700	10,591,638
CPI International, Inc.*^‡	941,500	18,095,630
Mettler-Toledo International, Inc.*	38,000	3,403,660
Plexus Corp.*	1,072,100	18,386,515
TTM Technologies, Inc.*^	1,897,900	18,105,966

		92,517,832

IT Services (3.4%)
BearingPoint, Inc.*^	1,470,000	11,260,200
Perot Systems Corp., Class A*^	1,098,700	19,633,769
SRA International, Inc., Class A*^	601,400	14,650,104
Wright Express Corp.*	734,900	22,289,517

		67,833,590

Semiconductors & Semiconductor Equipment (4.1%)
Actel Corp.*^	1,089,200	17,993,584
Cohu, Inc.	146,800	2,759,840
FEI Co.*^	434,800	15,678,888
LTX Corp.*	1,508,200	9,230,184
Microsemi Corp.*^	893,100	18,585,411
OmniVision Technologies, Inc.*^	141,500	1,833,840
Semtech Corp.*	1,133,600	15,280,928

		81,362,675

Software (1.8%)
Agile Software Corp.*^	1,964,000	13,649,800
Secure Computing Corp.*^	2,705,900	20,835,430

		34,485,230

Total Information Technology		387,808,229

Materials (5.0%)
Chemicals (0.6%)
Airgas, Inc.	70,400	2,967,360
Cabot Corp.	66,600	3,178,818
RPM International, Inc.	159,000	3,672,900
Westlake Chemical Corp.^	80,400	2,182,860

		12,001,938

Construction Materials (0.5%)
Headwaters, Inc.*^	454,700	9,935,195

Containers & Packaging (0.2%)
AptarGroup, Inc.^	39,300	2,630,349
Bemis Co., Inc.	50,500	1,686,195

		4,316,544

Metals & Mining (3.4%)
AMCOL International Corp.^	284,600	8,438,390
Gerdau Ameristeel Corp.	301,900	3,547,325
Gibraltar Industries, Inc.^	198,600	4,492,332
Quanex Corp.	603,300	25,549,755
Reliance Steel & Aluminum Co.	86,900	4,205,960
Schnitzer Steel Industries, Inc.^	330,300	13,268,151
Steel Dynamics, Inc.	153,000	6,609,600

		66,111,513

Paper & Forest Products (0.3%)
Bowater, Inc.	92,500	2,203,350
Glatfelter^	131,800	1,965,138
Mercer International, Inc.*^	127,200	1,521,312

		5,689,800

Total Materials		98,054,990

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.3%)
Alaska Communications Systems Group, Inc.^	923,950	$13,628,262
NTELOS Holdings Corp.*	611,200	11,747,264

Total Telecommunication Services		25,375,526

Utilities (1.8%)
Electric Utilities (0.1%)
Sierra Pacific Resources*	66,400	1,154,032

Gas Utilities (0.8%)
Atmos Energy Corp.	48,200	1,507,696
Energen Corp.	60,800	3,094,112
South Jersey Industries, Inc.^	308,300	11,730,815

		16,332,623

Multi-Utilities (0.9%)
Vectren Corp.^	641,200	18,338,320

Total Utilities		35,824,975

Total Common Stocks (96.9%) (Cost $1,809,654,699)		1,906,285,024

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (4.7%)
Federal Home Loan Bank
4.97%, 4/2/07 (o)(p)	$16,870,000	16,865,342
U.S. Treasury Bills
5.07%, 4/5/07 (p)	52,143,000	52,106,337
(When Issued)
4.99%, 5/3/07 (p)	24,294,000	24,183,296

Total Government Securities		93,154,975

Short-Term Investments of Cash Collateral for Securities Loaned (9.4%)
Bear Stearns Cos., Inc.
5.54%, 4/6/07 (l)	10,000,000	10,000,000
Beta Finance, Inc.
5.37%, 1/31/08 (l)	4,000,000	4,000,000
5.37%, 3/10/08 (l)	9,998,092	9,998,092
Calyon/New York
5.37%, 10/14/08 (l)	9,996,663	9,996,663
CIC N.Y.
5.34%, 5/29/07 (l)	5,000,000	5,000,000
Citigroup Global Markets, Inc.
5.51%, 4/6/07 (l)	4,000,000	4,000,000
Deutsche Bank AG/New York
5.53%, 1/22/08 (l)	10,000,000	10,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
5.40%, 4/2/07 (r)	40,000,000	40,000,000
Dexia Credit Local de France
5.34%, 4/13/07 (l)	12,000,000	12,000,000
Goldman Sachs Group, Inc.
5.58%, 3/28/08 (l)	10,000,000	10,000,000
Merrill Lynch Mortgage Capital, Inc.
5.54%, 4/5/07 (l)	15,000,000	15,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
New York Life Insurance Co.
5.41%, 6/29/07 (l)	9,000,000	9,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	20,937,017	20,937,017

EQ ADVISORS TRUST

EQ/SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Bank N.A.
5.37%, 10/2/08 (l)	$10,000,000	$10,000,000
Wells Fargo & Co.
5.55%, 3/27/09 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		184,931,772

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.79%, 4/2/07	8,071	8,071

Total Short-Term Investments (14.1%) (Cost/Amortized Cost $278,107,921)		278,094,818

Total Investments (111.0%) (Cost/Amortized Cost $2,087,762,620)		2,184,379,842
Other Assets Less Liabilities (-11.0%)		(215,832,572)

Net Assets (100%)		$1,968,547,270

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1)

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investments in companies which were affiliates for the three months ended March 31, 2007, were as follows:

Securities	Market Value December 31, 2006	Purchases at Cost	Sales at Cost	Market Value March 31, 2007	Dividend Income	Realized Gain
Applied Signal Technology, Inc.	$12,097,224	$1,532,450	$—	$17,138,301	$107,550	$—
CPI International, Inc.	14,122,500	—	—	18,095,630	—	—
Five Star Quality Care, Inc.	18,440,985	—	—	17,002,092	—	—

	$44,660,709	$1,532,450	$—	$52,236,023	$107,550	$—

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$388,804,269
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$318,087,598

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,438,457
Aggregate gross unrealized depreciation	(68,961,387)

Net unrealized appreciation	$92,477,070

Federal income tax cost of investments	$2,091,902,772

At March 31, 2007, the Portfolio had loaned securities with a total value of $182,249,824. This was secured by collateral of $184,931,772 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $478,662 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.5%)
Auto Components (7.6%)
Delphi Corp.*	1,648,083	$4,779,441
Exide Technologies*	161,900	1,408,530
Fuel Systems Solutions, Inc.*^	202,710	3,754,189
Sauer-Danfoss, Inc.^	124,065	3,734,356
Spartan Motors, Inc.^	296,843	6,889,726
Standard Motor Products, Inc.	78,400	1,338,288

		21,904,530

Automobiles (0.4%)
Brilliance China Automotive Holdings Ltd. (ADR)*	48,300	1,195,425

Distributors (0.4%)
DXP Enterprises, Inc.*	30,900	1,180,380

Diversified Consumer Services (1.6%)
Corinthian Colleges, Inc.*^	3,700	50,875
CPI Corp.	83,538	4,386,580
Jackson Hewitt Tax Service, Inc.^	1,180	37,973
Strayer Education, Inc.	625	78,125

		4,553,553

Hotels, Restaurants & Leisure (0.2%)
California Pizza Kitchen, Inc.*^	1,600	52,624
Gaylord Entertainment Co.*^	770	40,710
Great Wolf Resorts, Inc.*^	7,480	98,960
Orient-Express Hotels Ltd., Class A	540	32,303
Red Lion Hotels Corp.*	4,140	51,502
Red Robin Gourmet Burgers, Inc.*^	2,710	105,202
Ruth’s Chris Steak House*^	2,800	57,008
Town Sports International Holdings, Inc.*	3,560	77,608
Vail Resorts, Inc.*^	2,265	123,057

		638,974

Household Durables (1.1%)
Kimball International, Inc., Class B^	152,337	2,937,057
Universal Electronics, Inc.*^	9,010	251,019

		3,188,076

Internet & Catalog Retail (2.4%)
Blue Nile, Inc.*^	1,300	52,858
GSI Commerce, Inc.*^	3,530	79,743
NutriSystem, Inc.*^	800	41,928
Priceline.com, Inc.*^	5,030	267,898
Shutterfly, Inc.*^	5,803	93,080
Systemax, Inc.^	323,402	6,057,319
U.S. Auto Parts Network, Inc.*	3,950	21,212
VistaPrint Ltd.*^	5,350	204,905

		6,818,943

Leisure Equipment & Products (0.0%)
Pool Corp.^	2,800	100,240

Media (1.8%)
Entravision Communications Corp., Class A*	9,595	89,618
Lodgenet Entertainment Corp.*^	163,099	5,010,401

		5,100,019

Multiline Retail (0.5%)
Bon-Ton Stores, Inc.^	23,900	1,344,136

Specialty Retail (5.5%)
Blockbuster, Inc., Class A*^	198,500	1,278,340
Books-A-Million, Inc.^	174,291	2,481,904
Brown Shoe Co., Inc.	78,618	3,301,956
Build-A-Bear Workshop, Inc.*^	6,450	177,181
Casual Male Retail Group, Inc.*^	263,043	3,111,799
Childrens Place Retail Stores, Inc.*	1,130	63,009
Coldwater Creek, Inc.*	1,200	$24,336
DSW, Inc., Class A*	31,400	1,325,394
Genesco, Inc.*^	4,960	205,989
Jo-Ann Stores, Inc.*	50,100	1,365,225
Mothers Work, Inc.*^	77,109	2,555,392
Zumiez, Inc.*^	560	22,467

		15,912,992

Textiles, Apparel & Luxury Goods (3.0%)
Carter’s, Inc.*^	5,150	130,501
Fossil, Inc.*	49,600	1,312,912
G-lII Apparel Group Ltd.*^	2,250	42,862
Maidenform Brands, Inc.*	58,100	1,340,367
Oxford Industries, Inc.^	800	39,552
Skechers U.S.A., Inc., Class A*	163,281	5,481,343
Volcom, Inc.*^	7,085	243,441

		8,590,978

Total Consumer Discretionary		70,528,246

Consumer Staples (4.7%)
Beverages (0.5%)
National Beverage Corp.*^	80,100	1,404,954

Food & Staples Retailing (2.7%)
Ingles Markets, Inc., Class A^	156,728	6,400,772
Spartan Stores, Inc.	52,400	1,404,320

		7,805,092

Food Products (1.0%)
Cal-Maine Foods, Inc.^	104,700	1,408,215
Ralcorp Holdings, Inc.*	21,500	1,382,450

		2,790,665

Tobacco (0.5%)
M & F Worldwide Corp.*	31,900	1,518,759

Total Consumer Staples		13,519,470

Energy (8.1%)
Energy Equipment & Services (2.3%)
Core Laboratories N.V.*	1,230	103,111
Matrix Service Co.*^	296,559	5,999,388
Oceaneering International, Inc.*^	545	22,955
Tetra Technologies, Inc.*^	12,560	310,358
Unit Corp.*	835	42,243

		6,478,055

Oil, Gas & Consumable Fuels (5.8%)
Alon USA Energy, Inc.	36,800	1,332,160
Calumet Specialty Products Partners LP	28,100	1,353,015
Copano Energy LLC	77,241	5,289,464
Edge Petroleum Corp.*^	6,240	78,125
Markwest Hydrocarbon, Inc.^	114,889	7,123,118
PetroHawk Energy Corp.*	6,480	85,341
Ultrapar Particpacoes S.A. (ADR)^	50,400	1,481,760
VENOCO, Inc.*^	3,730	66,618

		16,809,601

Total Energy		23,287,656

Financials (2.7%)
Capital Markets (1.5%)
Cowen Group, Inc.*	4,845	80,621
FCStone Group, Inc.*	200	7,464
HFF, Inc., Class A*	2,950	44,250
Investment Technology Group, Inc.*	3,040	119,168
Lazard Ltd., Class A	1,900	95,342
SWS Group, Inc.	164,817	4,089,110

		4,435,955

Commercial Banks (0.0%)
Boston Private Financial Holdings, Inc.	2,225	62,122

EQ ADVISORS TRUST

EQ/SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Western Alliance Bancorp*^	1,160	$36,006

		98,128

Consumer Finance (0.1%)
Cash America International, Inc.	4,715	193,315

Insurance (1.1%)
American Safety Insurance Holdings Ltd.*	3,560	67,854
Amerisafe, Inc.*	71,100	1,340,235
First Mercury Financial Corp.*^	7,050	144,877
Navigators Group, Inc.*^	1,350	67,730
Philadelphia Consolidated Holding Corp.*	1,365	60,046
ProCentury Corp.	58,700	1,361,840
Tower Group, Inc.^	1,750	56,385

		3,098,967

Total Financials		7,826,365

Health Care (2.5%)
Biotechnology (0.0%)
Cubist Pharmaceuticals, Inc.*	3,710	81,880
Myriad Genetics, Inc.*^	2,290	78,913

		160,793

Health Care Equipment & Supplies (0.5%)
American Medical Systems Holdings, Inc.*^	16,100	340,837
Arrow International, Inc.^	3,885	124,942
Cutera, Inc.*	3,630	131,370
DJO, Inc.*^	6,800	257,720
Inverness Medical Innovations, Inc.*	1,300	56,914
Kyphon, Inc.*^	3,720	167,921
Northstar Neuroscience, Inc.*^	3,850	49,280
Respironics, Inc.*	1,340	56,267
SenoRx, Inc.*	2,700	22,113
Spectranetics Corp.*^	5,390	57,673
Stereotaxis, Inc.*	3,379	40,210
Symmetry Medical, Inc.*	4,140	67,606
Thoratec Corp.*^	4,035	84,331

		1,457,184

Health Care Providers & Services (1.7%)
American Dental Partners, Inc.*	64,300	1,397,239
Animal Health International, Inc.*	3,380	40,864
Apria Healthcare Group, Inc.*	41,600	1,341,600
Centene Corp.*	4,970	104,320
Emergency Medical Services Corp., Class A*	49,600	1,461,216
Horizon Health Corp.*^	1,740	34,017
inVentiv Health, Inc.*^	4,440	170,008
Matria Healthcare, Inc.*^	4,670	123,101
PSS World Medical, Inc.*^	5,050	106,757
Psychiatric Solutions, Inc.*^	1,100	44,341
Radiation Therapy Services, Inc.*^	1,700	52,088

		4,875,551

Health Care Technology (0.1%)
Eclipsys Corp.*^	10,970	211,392
TriZetto Group, Inc.*	3,010	60,230
Vital Images, Inc.*^	1,960	65,190

		336,812

Life Sciences Tools & Services (0.1%)
Caliper Life Sciences, Inc.*^	7,100	40,115
Exelixis, Inc.*	6,410	63,715
ICON plc (ADR)*^	1,920	81,792
Nektar Therapeutics*^	3,950	51,587

		237,209

Pharmaceuticals (0.1%)
Medicines Co.*	2,100	52,668
MGI Pharma, Inc.*^	2,800	62,916
Sciele Pharma, Inc.*^	5,420	$128,346

		243,930

Total Health Care		7,311,479

Industrials (24.8%)
Airlines (0.5%)
Airtran Holdings, Inc.*^	5,190	53,301
Republic Airways Holdings, Inc.*	60,400	1,386,784

		1,440,085

Building Products (1.1%)
Ameron International Corp.^	47,367	3,119,591

Commercial Services & Supplies (9.5%)
ABM Industries, Inc.	50,700	1,337,973
Advisory Board Co.*^	1,680	85,042
Cenveo, Inc.*^	55,600	1,351,080
Corrections Corp. of America*	1,565	82,648
First Consulting Group, Inc.*^	311,451	2,834,204
FTI Consulting, Inc.*	4,770	160,224
Geo Group, Inc.*^	123,415	5,593,168
Huron Consulting Group, Inc.*	580	35,287
ICT Group, Inc.*	103,674	1,814,295
IHS, Inc., Class A*^	1,670	68,654
Innerworkings, Inc.*^	5,380	63,484
On Assignment, Inc.*^	9,040	112,186
Resources Connection, Inc.*	6,820	218,172
School Specialty, Inc.*	4,000	144,440
Taleo Corp., Class A*	6,990	115,894
TeleTech Holdings, Inc.*^	164,607	6,039,431
Waste Connections, Inc.*^	5,550	166,167
Waste Industries USA, Inc.^	123,114	3,381,941
Watson Wyatt Worldwide, Inc., Class A^	79,260	3,855,999

		27,460,289

Construction & Engineering (3.0%)
EMCOR Group, Inc.*	59,841	3,529,422
Infrasource Services, Inc.*	172,695	5,272,379

		8,801,801

Electrical Equipment (3.5%)
AZZ, Inc.*^	90,450	3,798,900
Belden CDT, Inc.^	91,161	4,885,318
General Cable Corp.*	980	52,361
GrafTech International Ltd.*	146,900	1,333,852

		10,070,431

Industrial Conglomerates (2.8%)
Sequa Corp., Class A*^	33,156	3,971,094
Tredegar Corp.^	185,547	4,228,616

		8,199,710

Machinery (2.1%)
Actuant Corp., Class A	3,520	178,675
Barnes Group, Inc.^	2,530	58,215
Bucyrus International, Inc., Class A^	4,795	246,943
Gardner Denver, Inc.*	6,090	212,237
Kaydon Corp.^	1,990	84,694
Lydall, Inc.*	89,800	1,426,922
Titan International, Inc.^	7,370	186,682
Valmont Industries, Inc.^	61,746	3,570,771

		5,965,139

Marine (2.1%)
Horizon Lines, Inc., Class A	181,035	5,941,569

Trading Companies & Distributors (0.2%)
Houston Wire & Cable Co.*^	5,450	152,709
Interline Brands, Inc.*	5,930	129,986
UAP Holding Corp.	4,530	117,100

EQ ADVISORS TRUST

EQ/SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Williams Scotsman International, Inc.*^	2,870	$56,424

		456,219

Total Industrials		71,454,834

Information Technology (16.4%)
Communications Equipment (3.8%)
EMS Technologies, Inc.*	5,060	97,506
Ixia*^	22,980	213,714
Loral Space & Communications, Inc.*^	26,400	1,343,232
MRV Communications, Inc.*^	1,042,566	3,701,109
Orbcomm, Inc.*^	4,600	58,650
Packeteer, Inc.*	3,900	48,438
Qiao Xing Universal Telephone, Inc.*^	325,118	5,500,997

		10,963,646

Computers & Peripherals (1.5%)
Avid Technology, Inc.*^	3,805	132,718
Cray, Inc.*	99,600	1,373,484
STEC, Inc.*^	395,451	2,783,975

		4,290,177

Electronic Equipment & Instruments (2.1%)
Agilysis, Inc.	58,600	1,316,742
Coherent, Inc.*	7,125	226,147
Daktronics, Inc.	1,620	44,453
Dolby Laboratories, Inc., Class A*	1,815	62,636
OYO Geospace Corp.*^	3,480	246,802
PC Connection, Inc.*^	294,957	4,217,885
Universal Display Corp.*^	4,610	69,565

		6,184,230

Internet Software & Services (2.4%)
24/7 Real Media, Inc.*^	9,000	72,270
aQuantive, Inc.*	4,320	120,571
Bankrate, Inc.*^	3,690	130,036
CMGI, Inc.*^	539,700	1,144,164
CNET Networks, Inc.*	21,400	186,394
DealerTrack Holdings, Inc.*	3,080	94,618
Digital River, Inc.*	1,000	55,250
eCollege.com, Inc.*^	3,300	59,235
iBasis, Inc.*	124,900	1,372,651
Imergent, Inc.*^	164,811	3,207,222
Internet Capital Group, Inc.*^	7,210	77,147
Marchex, Inc., Class B^	5,550	85,026
SkillSoft plc (ADR)*	22,540	188,434
Switch and Data Facilities Co., Inc.	4,215	76,376
ValueClick, Inc.*	2,110	55,134

		6,924,528

IT Services (1.3%)
Covansys Corp.*^	1,900	46,892
Global Cash Access Holdings, Inc.*^	22,820	380,866
Ness Technologies, Inc.*^	224,118	2,864,228
SI International, Inc.*	5,190	149,005
SYKES Enterprises, Inc.*	3,600	65,664
Wright Express Corp.*^	5,688	172,517

		3,679,172

Semiconductors & Semiconductor Equipment (5.0%)
Advanced Energy Industries, Inc.*	7,115	149,700
Amkor Technology, Inc.*^	349,080	4,356,518
ASM International N.V.*^	169,689	3,760,308
Eagle Test Systems, Inc.*	4,480	74,547
Integrated Device Technology, Inc.*	4,390	67,694
Microsemi Corp.*^	8,160	169,810
Silicon Laboratories, Inc.*^	2,080	62,234
Trident Microsystems, Inc.*	4,965	99,598
Ultra Clean Holdings, Inc.*^	331,985	$5,743,340

		14,483,749

Software (0.3%)
Ansys, Inc.*^	3,625	184,041
Double-Take Software, Inc.*	3,880	52,419
Epicor Software Corp.*	5,000	69,550
FactSet Research Systems, Inc.	1,170	73,535
Lawson Software, Inc.*^	9,800	79,282
Netsmart Technologies, Inc.*	1,855	30,496
Quality Systems, Inc.^	2,785	111,400
Secure Computing Corp.*^	8,390	64,603
The9 Ltd. (ADR)*^	3,930	132,598
Transaction Systems Architects, Inc.*^	1,890	61,217

		859,141

Total Information Technology		47,384,643

Materials (15.7%)
Chemicals (6.2%)
H.B. Fuller Co.	139,074	3,792,548
Innospec, Inc.	21,900	1,262,316
LSB Industries, Inc.*	92,200	1,435,554
OM Group, Inc.*	81,291	3,632,082
Quaker Chemical Corp.	2,855	67,977
Sensient Technologies Corp.	51,600	1,330,248
Terra Industries, Inc.*^	15,650	273,875
W.R. Grace & Co.*^	232,209	6,134,962

		17,929,562

Construction Materials (0.1%)
Texas Industries, Inc.^	2,135	161,257

Containers & Packaging (3.1%)
AEP Industries, Inc.*^	68,439	2,942,877
Rock-Tenn Co., Class A^	182,716	6,066,171

		9,009,048

Metals & Mining (6.3%)
AK Steel Holding Corp.*^	226,629	5,300,852
Brush Engineered Materials, Inc.*^	129,035	6,254,326
Claymont Steel, Inc.*	3,160	62,979
Metal Management, Inc.	29,300	1,353,660
Northwest Pipe Co.*	1,265	50,385
Universal Stainless & Alloy Products, Inc.*^	107,934	5,123,627

		18,145,829

Total Materials		45,245,696

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Cbeyond, Inc.*^	3,070	90,043
Cogent Communications Group, Inc.*	2,100	49,623
NeuStar, Inc., Class A*^	4,710	133,952

		273,618

Wireless Telecommunication Services (0.0%)
Dobson Communications Corp., Class A*	7,810	67,088

Total Telecommunication Services		340,706

Total Common Stocks (99.5%) (Cost $249,418,885)		286,899,095

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (30.0%)
BBVA Senior Finance S.A.
5.39%, 3/12/10 (l)	$2,000,000	2,000,000

EQ ADVISORS TRUST

EQ/SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	$3,000,000	$3,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
5.40%, 4/2/07 (r)	40,000,000	40,000,000
Fenway Funding LLC
5.34%, 5/10/07	2,967,062	2,967,062
General Electric Capital Corp.
5.40%, 3/12/10 (l)	4,000,000	4,000,000
Goldman Sachs Group, Inc.
5.41%, 3/27/09 (l)	3,000,000	3,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	5,000,000	5,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	19,744,675	19,744,675
Park Sienna LLC
5.30%, 5/4/07	3,965,000	3,965,000
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	3,000,000	3,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		86,676,737

Time Deposit (0.5%)
JPMorgan Chase Nassau
4.79%, 4/2/07	1,457,628	1,457,628

Total Short-Term Investments (30.5%) (Amortized Cost $88,134,365)		88,134,365

Total Investments (130.0%) (Cost/Amortized Cost $337,553,250)		375,033,460
Other Assets Less Liabilities (-30.0%)		(86,649,230)

Net Assets (100%)		$288,384,230

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$67,518,868
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	70,127,707

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,576,051
Aggregate gross unrealized depreciation	(8,095,841)

Net unrealized appreciation	$37,480,210

Federal income tax cost of investments	$337,553,250

At March 31, 2007, the Portfolio had loaned securities with a total value of $84,366,897. This was secured by collateral of $86,676,737 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $70,812 which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $9,518,049 which expires in the year 2014.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.4%)
Auto Components (1.0%)
Aftermarket Technology Corp.*	15,500	$376,340
American Axle & Manufacturing Holdings, Inc.^	43,800	1,197,930
ArvinMeritor, Inc.	55,600	1,014,700
Bandag, Inc.^	6,300	319,347
Cooper Tire & Rubber Co.^	66,300	1,212,627
Drew Industries, Inc.*^	22,100	633,828
GenTek, Inc.*^	15,300	521,118
Lear Corp.*	49,500	1,807,245
Modine Manufacturing Co.	25,300	579,370
Noble International Ltd.	10,350	173,673
Quantum Fuel Systems Technologies Worldwide, Inc.*^	200,500	244,610
Raser Technologies, Inc.*^	49,200	255,840
Sauer-Danfoss, Inc.	18,700	562,870
Shiloh Industries, Inc.^	34,438	388,461
Superior Industries International, Inc.^	33,000	687,390
Tenneco, Inc.*	27,600	702,696
Visteon Corp.*^	96,000	819,840

		11,497,885

Automobiles (0.1%)
Fleetwood Enterprises, Inc.*^	86,400	683,424
Monaco Coach Corp.^	14,050	223,816
Winnebago Industries, Inc.^	23,300	783,579

		1,690,819

Distributors (0.1%)
Audiovox Corp., Class A*^	19,700	290,181
Building Materials Holding Corp.^	14,700	266,217
Keystone Automotive Industries, Inc.*^	6,300	212,310
LKQ Corp.*^	32,000	699,520
Source Interlink Cos., Inc.*^	18,829	126,342

		1,594,570

Diversified Consumer Services (1.3%)
Bright Horizons Family Solutions, Inc.*^	18,400	694,600
Coinmach Service Corp., Class A^	66,800	708,748
Coinstar, Inc.*	14,700	460,110
Corinthian Colleges, Inc.*^	71,200	979,000
DeVry, Inc.	44,800	1,314,880
Educate, Inc.*	32,900	252,014
INVESTools, Inc.*^	45,700	635,230
Jackson Hewitt Tax Service, Inc.	21,000	675,780
Lincoln Educational Services Corp.*^	11,500	163,415
Matthews International Corp., Class A^	23,000	936,100
Pre-Paid Legal Services, Inc.*^	14,050	704,045
Regis Corp.	32,700	1,320,099
Sotheby’s, Inc.^	53,696	2,388,398
Stewart Enterprises, Inc., Class A	85,200	686,712
Strayer Education, Inc.	11,900	1,487,500
Universal Technical Institute, Inc.*^	27,400	632,392
Vertrue, Inc.*^	15,200	731,272

		14,770,295

Hotels, Restaurants & Leisure (3.2%)
AFC Enterprises, Inc.*^	44,200	886,210
Ambassadors Group, Inc.	8,850	294,174
Ameristar Casinos, Inc.	21,300	683,943
Applebee’s International, Inc.	57,150	1,416,177
Bally Technologies, Inc.*	42,300	997,434
BJ’s Restaurants, Inc.*^	19,000	401,470
Bluegreen Corp.*^	22,300	$251,767
Bob Evans Farms, Inc.	28,300	1,045,685
Buffalo Wild Wings, Inc.*	4,750	302,575
California Pizza Kitchen, Inc.*^	16,100	529,529
CBRL Group, Inc.	25,100	1,162,130
CEC Entertainment, Inc.*	27,500	1,142,350
Chipotle Mexican Grill, Inc., Class B*	17,500	1,004,500
Churchill Downs, Inc.^	7,200	326,808
CKE Restaurants, Inc.	55,400	1,044,844
Denny’s Corp.*^	153,600	752,640
Domino’s Pizza, Inc.	23,100	750,057
Dover Downs Gaming & Entertainment, Inc.	22,400	288,512
Dover Motorsports, Inc.^	26,100	137,025
Gaylord Entertainment Co.*	29,100	1,538,517
Great Wolf Resorts, Inc.*	27,000	357,210
IHOP Corp.^	15,200	891,480
International Speedway Corp., Class A	1	36
Isle of Capri Casinos, Inc.*^	24,089	617,160
Jack in the Box, Inc.*	29,800	2,060,074
Krispy Kreme Doughnuts, Inc.*^	70,000	713,300
Landry’s Restaurants, Inc.^	9,400	278,240
Life Time Fitness, Inc.*^	24,000	1,233,840
Lodgian, Inc.*^	47,800	638,608
Luby’s, Inc.*	16,500	161,205
Magna Entertainment Corp., Class A*	21,200	77,168
Marcus Corp.^	23,900	555,914
McCormick & Schmick’s Seafood Restaurants, Inc.*	30,000	804,300
Monarch Casino & Resort, Inc.*^	21,000	546,000
Morgans Hotel Group Co.*^	38,600	810,986
Morton’s Restaurant Group, Inc.*^	12,600	224,154
MTR Gaming Group, Inc.*	27,300	357,084
Multimedia Games, Inc.*^	9,900	117,810
O’Charley’s, Inc.*	13,300	256,557
P.F. Chang’s China Bistro, Inc.*^	19,000	795,720
Papa John’s International, Inc.*^	17,500	514,500
Peet’s Coffee & Tea, Inc.*^	7,100	196,102
Pinnacle Entertainment, Inc.*	36,150	1,050,881
Progressive Gaming International Corp.*^	32,700	147,150
Rare Hospitality International, Inc.*	26,700	803,403
Red Robin Gourmet Burgers, Inc.*^	11,800	458,076
Riviera Holdings Corp.*^	8,000	223,600
Ruby Tuesday, Inc.^	45,400	1,298,440
Ruth’s Chris Steak House*^	27,300	555,828
Shuffle Master, Inc.*^	21,325	389,181
Six Flags, Inc.*^	45,900	275,859
Sonic Corp.*^	52,400	1,167,472
Speedway Motorsports, Inc.	8,232	318,990
Texas Roadhouse, Inc., Class A*^	34,600	493,050
Triarc Cos., Inc., Class B^	37,550	645,485
Trump Entertainment Resorts, Inc.*^	19,800	357,786
Vail Resorts, Inc.*^	23,300	1,265,889
WMS Industries, Inc.*	17,200	674,928

		37,289,813

Household Durables (1.4%)
American Greetings Corp., Class A	35,450	822,794
Avatar Holdings, Inc.*^	10,400	742,976
Blyth, Inc.	36,300	766,293

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Brookfield Homes Corp.^	22,455	$720,806
California Coastal Communities, Inc.*^	32,700	663,483
Champion Enterprises, Inc.*^	35,400	311,520
CSS Industries, Inc.	8,497	318,468
Directed Electronics, Inc.*^	46,100	413,056
Ethan Allen Interiors, Inc.^	27,300	964,782
Furniture Brands International, Inc.^	21,100	332,958
Hooker Furniture Corp.^	15,800	316,790
Hovnanian Enterprises, Inc., Class A*^	38,350	964,886
iRobot Corp.*^	19,000	248,330
Kimball International, Inc., Class B	11,700	225,576
La-Z-Boy, Inc.^	65,400	809,652
Levitt Corp., Class A	12,775	118,935
Lifetime Brands, Inc.^	6,900	144,141
M/I Homes, Inc.^	16,200	430,110
Meritage Homes Corp.*^	13,800	443,256
National Presto Industries, Inc.^	8,200	505,448
Orleans Homebuilders, Inc.^	45,600	403,560
Palm Harbor Homes, Inc.*^	29,000	415,860
Russ Berrie & Co., Inc.*^	10,100	142,410
Sealy Corp.^	28,900	505,172
Skyline Corp.^	13,200	445,368
Stanley Furniture Co., Inc.^	23,900	497,120
Tarragon Corp.^	10,500	108,885
Technical Olympic USA, Inc.^	80,187	319,946
Tempur-Pedic International, Inc.^	36,867	958,173
Tupperware Brands Corp.	49,200	1,226,556
Universal Electronics, Inc.*	10,400	289,744
WCI Communities, Inc.*^	17,400	371,316

		15,948,370

Internet & Catalog Retail (0.5%)
1-800-FLOWERS.COM, Inc., Class A*	27,800	216,284
Audible, Inc.*	10,300	107,017
Blue Nile, Inc.*^	20,500	833,530
dELiA*s, Inc.*^	31,150	285,957
Drugstore.com*	43,400	111,972
FTD Group, Inc.	39,900	659,547
GSI Commerce, Inc.*^	45,900	1,036,881
Netflix, Inc.*^	30,500	707,295
Overstock.com, Inc.*	18,300	303,780
Priceline.com, Inc.*^	14,616	778,448
Stamps.com, Inc.*^	7,950	114,242
Systemax, Inc.^	40,500	758,565
ValueVision Media, Inc., Class A*	17,100	211,356

		6,124,874

Leisure Equipment & Products (0.7%)
Arctic Cat, Inc.^	19,300	376,157
Callaway Golf Co.^	58,200	917,232
JAKKS Pacific, Inc.*^	37,800	903,420
K2, Inc.*^	20,600	249,054
Leapfrog Enterprises, Inc.*^	41,000	438,700
Marine Products Corp.^	58,300	557,931
MarineMax, Inc.*^	14,100	326,838
Nautilus, Inc.	37,772	582,822
Oakley, Inc.^	25,600	515,584
Polaris Industries, Inc.^	31,200	1,496,976
RC2 Corp.*	12,700	512,953
Smith & Wesson Holding Corp.*^	37,000	484,330
Steinway Musical Instruments, Inc.^	4,500	145,215

		7,507,212

Media (2.4%)
Arbitron, Inc.^	22,700	1,065,765
Belo Corp., Class A	71,600	$1,336,772
Carmike Cinemas, Inc.	11,700	271,440
Catalina Marketing Corp.	39,000	1,231,620
Charter Communications, Inc., Class A*	317,300	885,267
Citadel Broadcasting Corp.^	52,483	499,113
CKX, Inc.*^	31,200	346,320
Courier Corp.^	10,775	420,979
Cox Radio, Inc., Class A*	30,000	409,500
Crown Media Holdings, Inc., Class A*^	87,400	465,842
Cumulus Media, Inc., Class A*^	19,600	183,848
Emmis Communications Corp., Class A^	39,678	334,882
Entercom Communications Corp., Class A	25,100	707,318
Entravision Communications Corp., Class A*	102,800	960,152
Fisher Communications, Inc.*^	6,100	296,460
GateHouse Media, Inc.^	28,000	568,400
Gemstar-TV Guide International, Inc.*	177,800	744,982
Gray Television, Inc.^	26,300	274,046
Harris Interactive, Inc.*^	44,100	265,923
Interactive Data Corp.	29,617	733,021
Journal Communications, Inc., Class A^	24,200	317,262
Journal Register Co.	16,000	95,360
Lee Enterprises, Inc.	37,100	1,114,855
Lin TV Corp., Class A*	56,400	896,760
Live Nation, Inc.*	52,717	1,162,937
Lodgenet Entertainment Corp.*	18,200	559,104
Martha Stewart Living Omnimedia, Class A	32,400	551,124
Marvel Entertainment, Inc.*^	38,900	1,079,475
Media General, Inc., Class A	15,000	572,400
Mediacom Communications Corp., Class A*^	77,383	629,898
Morningstar, Inc.*^	17,000	877,880
National CineMedia, Inc.*	35,830	956,661
Outdoor Channel Holdings, Inc.*^	11,600	118,552
Playboy Enterprises, Inc., Class B*^	22,700	233,583
Primedia, Inc.*^	272,700	725,382
Radio One, Inc., Class D*	109,900	709,954
RCN Corp.*	16,133	412,198
Salem Communications Holding Corp., Class A^	11,800	147,500
Scholastic Corp.*	22,400	696,640
Sinclair Broadcast Group, Inc., Class A	38,808	599,584
Spanish Broadcasting System, Class A*^	42,265	169,060
Sun-Times Media Group, Inc., Class A^	78,050	387,128
TiVo, Inc.*^	38,390	243,777
Valassis Communications, Inc.*	28,700	493,353
Value Line, Inc.^	4,800	229,440
Westwood One, Inc.^	39,367	270,451
World Wrestling Entertainment, Inc., Class A	45,680	744,584

		26,996,552

Multiline Retail (0.6%)
99 Cents Only Stores*	59,300	873,489
Big Lots, Inc.*	91,600	2,865,248
Bon-Ton Stores, Inc.^	21,450	1,206,348
Fred’s, Inc.	16,530	242,991
Retail Ventures, Inc.*^	34,900	734,645

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Tuesday Morning Corp.^	39,300	$583,212

		6,505,933

Specialty Retail (3.5%)
A.C. Moore Arts & Crafts, Inc.*^	16,000	341,440
Aaron Rents, Inc.^	26,750	707,270
Aeropostale, Inc.*	45,050	1,812,361
America’s Car-Mart, Inc.*^	6,600	88,176
Asbury Automotive Group, Inc.	21,500	607,375
Bebe Stores, Inc.^	25,001	434,517
Big 5 Sporting Goods Corp.	29,000	751,680
Blockbuster, Inc., Class A*^	143,900	926,716
Borders Group, Inc.^	39,500	806,590
Brown Shoe Co., Inc.	20,350	854,700
Buckle, Inc.^	20,550	733,635
Build-A-Bear Workshop, Inc.*^	6,800	186,796
Cabela’s, Inc.*	22,900	568,149
Cache, Inc.*	10,000	177,500
Casual Male Retail Group, Inc.*^	21,400	253,162
Cato Corp., Class A	25,750	602,293
Charlotte Russe Holding, Inc.*	26,200	756,394
Charming Shoppes, Inc.*	87,700	1,135,715
Childrens Place Retail Stores, Inc.*	15,000	836,400
Christopher & Banks Corp.^	26,175	509,627
Citi Trends, Inc.*^	5,600	239,344
Conn’s, Inc.*^	20,300	502,425
Cost Plus, Inc.*^	19,900	199,000
CSK Auto Corp.*	34,500	593,400
DEB Shops, Inc.^	14,600	395,368
Dress Barn, Inc.*	28,100	584,761
DSW, Inc., Class A*^	22,700	958,167
Finish Line, Inc., Class A^	19,000	239,400
Genesco, Inc.*	19,300	801,529
Group 1 Automotive, Inc.	19,567	778,180
Guess?, Inc.^	31,600	1,279,484
Guitar Center, Inc.*^	19,800	893,376
Gymboree Corp.*	24,500	981,715
Haverty Furniture Cos., Inc.^	18,500	259,000
Hibbett Sports, Inc.*^	26,025	744,055
HOT Topic, Inc.*	19,275	213,953
J. Crew Group, Inc.*	15,500	622,635
Jo-Ann Stores, Inc.*^	9,535	259,828
Jos. A. Bank Clothiers, Inc.*^	8,058	284,850
Lithia Motors, Inc., Class A^	23,100	633,171
Men’s Wearhouse, Inc.	37,518	1,765,222
Midas, Inc.*	10,200	220,014
Monro Muffler Brake, Inc.^	16,650	584,415
New York & Co., Inc.*^	50,200	792,658
Pacific Sunwear of California, Inc.*	57,400	1,195,642
Payless Shoesource, Inc.*	48,900	1,623,480
Pep Boys—Manny, Moe & Jack^	42,800	817,052
Pier 1 Imports, Inc.^	36,700	253,597
Rent-A-Center, Inc.*^	52,400	1,466,152
Restoration Hardware, Inc.*^	32,800	215,168
Select Comfort Corp.*^	38,550	686,190
Shoe Carnival, Inc.*	6,000	199,800
Sonic Automotive, Inc., Class A^	23,200	661,200
Stage Stores, Inc.	32,025	746,503
Stein Mart, Inc.^	38,500	628,320
Syms Corp.*^	5,400	100,710
Talbots, Inc.^	30,400	718,048
Tween Brands, Inc.*	24,049	859,030
West Marine, Inc.*^	17,400	316,854
Wet Seal, Inc., Class A*^	33,300	218,115
Zale Corp.*	34,320	905,362
Zumiez, Inc.*^	10,400	417,248

		39,944,917

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.*^	40,980	$1,038,433
Cherokee, Inc.	4,500	193,770
Columbia Sportswear Co.	8,400	523,404
CROCS, Inc.*	11,500	543,375
Deckers Outdoor Corp.*^	9,000	639,180
Fossil, Inc.*^	31,900	844,393
Hartmarx Corp.*^	22,500	166,500
Iconix Brand Group, Inc.*	27,950	570,180
K-Swiss, Inc., Class A^	19,000	513,380
Kellwood Co.^	19,700	577,801
Kenneth Cole Productions, Inc., Class A	9,600	246,432
Maidenform Brands, Inc.*	25,600	590,592
Movado Group, Inc.^	22,200	653,790
Oxford Industries, Inc.^	7,300	360,912
Perry Ellis International, Inc.*	13,200	422,268
Phillips-Van Heusen Corp.	44,780	2,633,064
Quiksilver, Inc.*^	93,900	1,089,240
Skechers U.S.A., Inc., Class A*	16,300	547,191
Steven Madden Ltd.	10,350	302,220
Stride Rite Corp.^	14,500	223,155
Timberland Co., Class A*	39,500	1,028,185
Under Armour, Inc., Class A*^	16,883	866,098
UniFirst Corp.^	14,500	556,365
Volcom, Inc.*^	20,400	700,944
Warnaco Group, Inc.*^	34,600	982,640
Weyco Group, Inc.^	8,800	228,624
Wolverine World Wide, Inc.	45,200	1,291,364
Xerium Technologies, Inc.^	45,900	368,118

		18,701,618

Total Consumer Discretionary		188,572,858

Consumer Staples (3.5%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	5,100	170,085
Coca-Cola Bottling Co. Consolidated^	5,400	305,802
National Beverage Corp.*^	14,300	250,822

		726,709

Food & Staples Retailing (1.1%)
Andersons, Inc.^	20,800	923,520
Arden Group, Inc., Class A^	1,300	173,550
Casey’s General Stores, Inc.	37,000	925,370
Central European Distribution Corp.*^	22,750	662,252
Great Atlantic & Pacific Tea Co., Inc.^	26,820	889,888
Ingles Markets, Inc., Class A	10,300	420,652
Longs Drug Stores Corp.	26,896	1,388,909
Nash Finch Co.^	19,750	680,585
Pantry, Inc.*	13,800	624,036
Pathmark Stores, Inc.*	67,700	866,560
Performance Food Group Co.*^	20,500	632,835
Ruddick Corp.^	25,400	764,032
Smart & Final, Inc.*^	33,300	724,941
Spartan Stores, Inc.	12,400	332,320
Topps Co., Inc.^	33,000	320,760
United Natural Foods, Inc.*^	30,200	925,328
Weis Markets, Inc.	18,900	844,830
Wild Oats Markets, Inc.*^	13,900	252,980

		12,353,348

Food Products (1.3%)
Alico, Inc.^	4,200	240,786
Chiquita Brands International, Inc.^	50,900	713,618
Darling International, Inc.*^	33,600	218,400
Delta & Pine Land Co.	30,000	1,236,000

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Diamond Foods, Inc.^	12,100	$201,465
Farmer Brothers Co.^	9,700	220,190
Flowers Foods, Inc.	43,587	1,315,020
Green Mountain Coffee Roasters, Inc.*^	13,200	832,260
Hain Celestial Group, Inc.*^	22,300	670,561
J & J Snack Foods Corp.	17,100	675,279
Lancaster Colony Corp.	20,500	905,895
Lance, Inc.^	38,900	787,336
Maui Land & Pineapple Co., Inc.*^	3,700	133,755
Pilgrim's Pride Corp., Class B^	34,200	1,135,098
Premium Standard Farms, Inc.	32,400	681,696
Ralcorp Holdings, Inc.*	20,880	1,342,584
Reddy Ice Holdings, Inc.	25,600	772,608
Sanderson Farms, Inc.^	23,300	863,498
Seaboard Corp.^	200	452,000
Tootsie Roll Industries, Inc.^	22,373	670,508
TreeHouse Foods, Inc.*^	23,483	715,527

		14,784,084

Household Products (0.1%)
Central Garden & Pet Co., Class A*^	52,760	775,572
Spectrum Brands, Inc.*^	29,900	189,267
WD-40 Co.^	9,400	298,074

		1,262,913

Personal Products (0.6%)
American Oriental Bioengineering, Inc.*^	40,100	376,539
Chattem, Inc.*	13,200	778,008
Elizabeth Arden, Inc.*	10,400	226,928
Inter Parfums, Inc.^	17,200	361,200
Mannatech, Inc.^	20,700	332,442
NBTY, Inc.*	43,500	2,307,240
Nu Skin Enterprises, Inc., Class A^	33,437	552,379
Parlux Fragrances, Inc.*^	32,000	178,560
Playtex Products, Inc.*^	37,100	503,447
Prestige Brands Holdings, Inc.*	36,700	434,895
Revlon, Inc., Class A*	450,800	482,356
Tiens Biotech Group USA, Inc.*^	28,500	128,820
USANA Health Sciences, Inc.*^	15,000	703,050

		7,365,864

Tobacco (0.3%)
Alliance One International, Inc.*	127,900	1,180,517
M & F Worldwide Corp.*	18,100	861,741
Universal Corp.	18,900	1,159,515
Vector Group Ltd.^	28,986	542,328

		3,744,101

Total Consumer Staples		40,237,019

Energy (5.0%)
Energy Equipment & Services (2.0%)
Allis Chalmers Energy, Inc.*^	22,900	360,675
Atwood Oceanics, Inc.*^	19,900	1,167,931
Basic Energy Services, Inc.*	20,200	470,660
Bristow Group, Inc.*	14,700	535,815
Bronco Drilling Co., Inc.*^	29,500	488,815
CARBO Ceramics, Inc.^	16,900	786,695
Complete Production Services, Inc.*	16,700	332,497
Dawson Geophysical Co.*	12,900	638,937
Dril-Quip, Inc.*^	16,700	722,776
Grey Wolf, Inc.*	129,000	864,300
Gulf Island Fabrication, Inc.^	25,100	671,174
GulfMark Offshore, Inc.*^	14,800	646,020
Hanover Compressor Co.*^	75,200	1,673,200
Hercules Offshore, Inc.*^	12,400	325,624
Hornbeck Offshore Services, Inc.*^	15,000	$429,750
Hydril Co.*	13,500	1,299,240
Input/Output, Inc.*^	40,500	558,090
Lone Star Technologies, Inc.*	22,100	1,459,263
Lufkin Industries, Inc.	11,400	640,452
Metretek Technologies, Inc.*^	23,400	312,156
NATCO Group, Inc.*	9,700	330,964
Newpark Resources, Inc.*^	66,400	468,120
Oil States International, Inc.*	38,100	1,222,629
Parker Drilling Co.*	81,600	766,224
PHI, Inc. (Non-Voting)*^	11,800	319,308
Pioneer Drilling Co.*^	43,200	548,208
RPC, Inc.^	20,025	333,616
Sulphco, Inc.*^	52,800	180,576
Superior Well Services, Inc.*^	24,300	555,255
Trico Marine Services, Inc.*	9,083	338,433
Union Drilling, Inc.*	12,500	177,500
Universal Compression Holdings, Inc.*	24,450	1,654,776
W-H Energy Services, Inc.*	24,900	1,163,826

		22,443,505

Oil, Gas & Consumable Fuels (3.0%)
Alon USA Energy, Inc.	29,800	1,078,760
Alpha Natural Resources, Inc.*^	31,600	493,908
Arena Resources, Inc.*^	10,800	541,296
Atlas America, Inc.*^	12,304	695,053
ATP Oil & Gas Corp.*^	12,900	485,040
Aurora Oil & Gas Corp.*^	83,100	216,891
Aventine Renewable Energy Holdings, Inc.*	21,700	395,374
Berry Petroleum Co., Class A^	26,600	815,556
Bill Barrett Corp.*^	17,400	563,934
Bois d’Arc Energy, Inc.*	36,700	485,541
Brigham Exploration Co.*^	54,600	339,612
Callon Petroleum Co.*^	11,150	151,305
Carrizo Oil & Gas, Inc.*^	18,700	653,752
Clayton Williams Energy, Inc.*	20,100	570,237
Comstock Resources, Inc.*	31,601	865,235
Crosstex Energy, Inc.	25,750	740,313
Delek U.S. Holdings, Inc.	25,200	482,076
Delta Petroleum Corp.*^	47,400	1,088,304
Edge Petroleum Corp.*^	9,800	122,696
Encore Acquisition Co.*^	34,400	832,136
Energy Partners Ltd.*^	22,700	412,005
Evergreen Energy, Inc.*^	48,100	316,017
EXCO Resources, Inc.*	43,000	712,940
Exploration Co. of Delaware, Inc.*^	35,900	389,515
Gasco Energy, Inc.*^	46,500	113,460
GeoGlobal Resources, Inc.*^	67,600	413,036
Giant Industries, Inc.*	9,500	718,675
GMX Resources, Inc.*^	12,800	393,344
Goodrich Petroleum Corp.*^	24,900	837,387
Harvest Natural Resources, Inc.*^	29,600	288,304
Houston Exploration Co.*	23,600	1,273,220
International Coal Group, Inc.*^	69,400	364,350
James River Coal Co.*^	19,600	146,412
Mariner Energy, Inc.*	59,400	1,136,322
Markwest Hydrocarbon, Inc.	9,350	579,700
McMoRan Exploration Co.*	49,700	681,387
Meridian Resource Corp.*	124,400	299,804
NGP Capital Resources Co.^	13,542	214,099
Pacific Ethanol, Inc.*^	23,900	407,017
Parallel Petroleum Corp.*^	25,400	582,930
Penn Virginia Corp.	13,400	983,560
PetroHawk Energy Corp.*	115,302	1,518,527
Petroleum Development Corp.*	8,800	471,416

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
PetroQuest Energy, Inc.*^	61,400	$717,766
PrimeEnergy Corp.*	4,600	267,536
Rentech, Inc.*^	85,500	268,470
Rosetta Resources, Inc.*^	42,700	877,058
Stone Energy Corp.*	17,356	515,300
Swift Energy Co.*	19,000	793,630
Syntroleum Corp.*^	59,700	186,264
Toreador Resources Corp.*^	19,900	361,185
Transmeridian Exploration, Inc.*^	228,500	653,510
USEC, Inc.*^	63,900	1,038,375
VAALCO Energy, Inc.*^	40,200	208,236
VeraSun Energy Corp.*^	24,900	494,763
Warren Resources, Inc.*^	32,600	424,778
Western Refining, Inc.^	19,600	764,792
Westmoreland Coal Co.*^	16,300	328,445
Whiting Petroleum Corp.*	30,000	1,182,300
World Fuel Services Corp.	20,800	962,208

		34,915,062

Total Energy		57,358,567

Financials (21.3%)
Capital Markets (1.4%)
Apollo Investment Corp.	86,156	1,843,739
Ares Capital Corp.^	34,450	625,956
Calamos Asset Management, Inc., Class A	30,100	671,832
Capital Southwest Corp.^	5,800	891,286
Cohen & Steers, Inc.^	12,250	527,730
GAMCO Investors, Inc., Class A^	10,400	450,632
GFI Group, Inc.*	10,100	686,497
Gladstone Capital Corp.^	12,600	298,368
Gladstone Investment Corp.^	12,700	188,849
Greenhill & Co., Inc.^	10,780	661,784
Harris & Harris Group, Inc.*^	19,400	250,648
KBW, Inc.*^	18,400	639,584
Knight Capital Group, Inc., Class A*	78,800	1,248,192
LaBranche & Co., Inc.*	28,500	232,560
MarketAxess Holdings, Inc.*^	27,900	467,046
MCG Capital Corp.^	42,200	791,672
optionsXpress Holdings, Inc.^	31,500	741,510
Penson Worldwide, Inc.*^	20,500	618,895
Piper Jaffray Cos.*	12,200	755,668
Sanders Morris Harris Group, Inc.^	8,000	85,200
Stifel Financial Corp.*^	4,400	194,920
SWS Group, Inc.	36,873	914,819
Technology Investment Capital Corp.	2,187	36,982
Thomas Weisel Partners Group, Inc.*^	30,900	587,718
TradeStation Group, Inc.*^	44,800	564,032
Waddell & Reed Financial, Inc.	66,800	1,557,776

		16,533,895

Commercial Banks (6.8%)
1st Source Corp.	16,116	421,756
Alabama National Bancorp	13,600	963,016
Amcore Financial, Inc.^	12,400	393,700
AmericanWest Bancorp^	4,600	99,084
Ameris Bancorp^	8,240	201,715
Arrow Financial Corp.^	10,869	243,465
BancFirst Corp.^	9,900	458,865
Bancorp, Inc./Delaware*^	9,100	236,600
BancTrust Financial Group, Inc.^	6,700	141,772
Bank of Granite Corp.^	18,765	336,269
Bank of the Ozarks, Inc.^	12,700	364,744
BankFinancial Corp.^	21,480	349,480
Banner Corp.	14,400	598,320
Boston Private Financial Holdings, Inc.	22,100	$617,032
Cadence Financial Corp.^	7,300	146,000
Camden National Corp.	8,500	368,900
Capital City Bank Group, Inc.^	12,834	427,372
Capital Corp. of the West^	4,140	109,917
Capitol Bancorp Ltd.	16,600	611,710
Cardinal Financial Corp.^	15,800	157,684
Cascade Bancorp^	20,875	541,497
Cathay General Bancorp^	41,800	1,420,364
Centennial Bank Holdings, Inc.*^	28,900	249,985
Center Financial Corp.^	7,400	146,298
Central Pacific Financial Corp.	19,400	709,458
Chemical Financial Corp.^	21,188	631,191
Chittenden Corp.^	33,537	1,012,482
Citizens Banking Corp./Michigan	68,629	1,520,818
City Holding Co.	8,900	360,005
CoBiz, Inc.^	24,800	493,768
Columbia Banking System, Inc.	22,914	772,889
Community Bancorp/Nevada*	6,900	212,175
Community Bank System, Inc.^	39,600	828,432
Community Banks, Inc.^	23,796	568,011
Community Trust Bancorp, Inc.^	16,285	590,006
CVB Financial Corp.^	50,639	602,604
Enterprise Financial Services Corp.^	6,200	173,600
Farmers Capital Bank Corp.^	7,800	229,164
First Bancorp/North Carolina^	13,100	280,078
First Bancorp/Puerto Rico^	85,300	1,131,078
First Charter Corp.^	26,416	567,944
First Commonwealth Financial Corp.^	45,952	539,936
First Community Bancorp, Inc./California^	16,900	955,526
First Community Bancshares, Inc./Virginia^	7,264	283,296
First Financial Bancorp^	53,783	812,661
First Financial Bankshares, Inc.^	16,844	704,416
First Financial Corp./Indiana^	13,800	427,110
First Indiana Corp.^	20,575	449,564
First Merchants Corp.^	19,058	452,056
First Midwest Bancorp, Inc./Illinois^	39,300	1,444,275
First Regional Bancorp/California*^	6,900	204,930
First Republic Bank/California	18,250	980,025
First South Bancorp, Inc./North Carolina^	3,108	95,385
First State Bancorp/New Mexico	22,700	511,885
FirstMerit Corp.	62,933	1,328,516
FNB Corp./Pennsylvania^	36,600	616,710
FNB Corp./Virginia^	3,400	121,822
Frontier Financial Corp.^	28,475	710,451
GB&T Bancshares, Inc.^	6,200	112,406
Glacier Bancorp, Inc.^	34,840	837,554
Great Southern Bancorp, Inc.^	15,584	456,300
Greater Bay Bancorp	40,800	1,097,112
Greene County Bancshares, Inc.^	6,300	213,633
Hancock Holding Co.	21,300	936,774
Hanmi Financial Corp.	29,100	554,646
Harleysville National Corp.^	42,900	764,478
Heartland Financial USA, Inc.^	20,050	536,337
Heritage Commerce Corp.^	8,100	206,469
Horizon Financial Corp.	6,375	140,760
IBERIABANK Corp.^	14,375	800,112
Independent Bank Corp./Massachusetts	18,700	615,978
Independent Bank Corp./Michigan	12,642	257,518

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Integra Bank Corp.	22,056	$491,628
International Bancshares Corp.^	29,683	880,695
Investors Bancorp, Inc.*^	40,860	590,018
Irwin Financial Corp.^	22,100	411,944
Lakeland Bancorp, Inc.^	18,564	251,542
Lakeland Financial Corp.^	8,400	190,680
Macatawa Bank Corp.^	6,693	123,151
MainSource Financial Group, Inc.^	16,864	286,351
MB Financial, Inc.	22,145	797,441
MBT Financial Corp.^	8,572	110,665
Mercantile Bank Corp.^	3,335	108,321
Mid-State Bancshares	13,300	487,977
Midwest Banc Holdings, Inc.^	11,650	206,321
Nara Bancorp, Inc.	24,350	426,368
National Penn Bancshares, Inc.^	34,443	650,973
NBT Bancorp, Inc.	27,148	636,078
Old National Bancorp/Indiana^	42,740	777,013
Old Second Bancorp, Inc.^	17,700	484,980
Omega Financial Corp.^	21,100	601,561
Oriental Financial Group, Inc.	8,191	96,490
Pacific Capital Bancorp	34,344	1,103,129
Park National Corp.^	7,774	734,488
Peoples Bancorp, Inc./Ohio	3,810	100,622
Pinnacle Financial Partners, Inc.*^	23,000	701,730
Placer Sierra Bancshares	23,700	641,322
Preferred Bank/California	6,000	235,260
PremierWest Bancorp^	11,655	157,459
PrivateBancorp, Inc.	11,300	413,128
Prosperity Bancshares, Inc.	28,800	1,000,512
Provident Bankshares Corp.^	23,659	777,435
Renasant Corp.^	19,125	472,005
Republic Bancorp, Inc./Kentucky, Class A^	16,268	367,819
Royal Bancshares of Pennsylvania, Class A^	11,446	271,842
S & T Bancorp, Inc.^	20,460	675,998
Sandy Spring Bancorp, Inc.^	8,100	280,584
Santander BanCorp^	33,540	590,639
SCBT Financial Corp.^	8,962	324,962
Seacoast Banking Corp.of Florida^	16,480	373,602
Security Bank Corp./Georgia^	7,000	140,980
Sierra Bancorp^	6,800	190,808
Signature Bank/New York*^	17,900	582,466
Simmons First National Corp., Class A	16,557	497,869
Southside Bancshares, Inc.^	6,826	156,384
Southwest Bancorp, Inc./Oklahoma	5,400	138,726
Sterling Bancorp/New York^	9,362	169,452
Sterling Bancshares, Inc./Texas	34,012	380,254
Sterling Financial Corp./Pennsylvania^	14,531	322,588
Sterling Financial Corp./Washington^	41,385	1,290,798
Suffolk Bancorp^	3,800	122,664
Sun Bancorp, Inc./New Jersey*^	13,964	259,591
Superior Bancorp*^	18,400	198,720
Susquehanna Bancshares, Inc.^	39,840	923,890
SVB Financial Group*^	29,400	1,428,546
SY Bancorp, Inc.^	12,075	300,184
Taylor Capital Group, Inc.	11,100	388,500
Texas Capital Bancshares, Inc.*^	29,400	602,700
Tompkins Trustco, Inc.^	9,461	396,037
TriCo Bancshares	20,300	480,501
Trustmark Corp.^	37,600	1,054,304
UCBH Holdings, Inc.^	77,300	1,439,326
UMB Financial Corp.^	22,648	$855,188
Umpqua Holdings Corp.	40,228	1,076,904
Union Bankshares Corp./Virginia^	4,500	116,730
United Bankshares, Inc.^	30,100	1,054,403
United Community Banks, Inc./Georgia^	20,700	678,753
Univest Corp. of Pennsylvania^	5,050	125,089
USB Holding Co., Inc.^	18,288	414,955
Vineyard National Bancorp^	4,700	108,288
Virginia Commerce Bancorp*^	20,014	433,303
Virginia Financial Group, Inc.^	4,050	105,017
W Holding Co., Inc.^	141,800	709,000
Washington Trust Bancorp, Inc.^	4,500	120,645
WesBanco, Inc.^	10,200	314,874
West Bancorp, Inc.^	6,274	94,675
West Coast Bancorp/Oregon	19,100	610,627
Westamerica Bancorp^	25,500	1,228,335
Western Alliance Bancorp*^	17,200	533,888
Wilshire Bancorp, Inc.^	30,500	500,200
Wintrust Financial Corp.^	18,840	840,452
Yardville National Bancorp^	16,700	606,377

		78,283,613

Consumer Finance (0.5%)
Advance America Cash Advance Centers, Inc.^	39,200	603,288
Advanta Corp., Class B	10,000	438,400
Cash America International, Inc.	21,200	869,200
CompuCredit Corp.*^	10,000	312,200
Credit Acceptance Corp.*^	30,633	832,912
Dollar Financial Corp.*	16,250	411,125
EZCORP, Inc., Class A*^	25,299	372,654
First Cash Financial Services, Inc.*^	36,300	808,764
QC Holdings, Inc.^	8,600	114,294
United PanAm Financial Corp.*	18,600	232,500
World Acceptance Corp.*	13,100	523,345

		5,518,682

Diversified Financial Services (0.4%)
Asset Acceptance Capital Corp.*	23,800	368,186
Asta Funding, Inc.^	17,300	747,014
Financial Federal Corp.^	19,400	510,608
Freedom Acquisition Holding, Inc.*	45,050	431,128
International Securities Exchange Holdings, Inc.	28,700	1,400,560
Marlin Business Services Corp.*^	6,900	150,972
PICO Holdings, Inc.*^	5,400	230,634
Portfolio Recovery Associates, Inc.*^	12,500	558,125
Resource America, Inc., Class A	7,300	172,499
Star Maritime Acquisition Corp.*^	23,500	240,875

		4,810,601

Insurance (2.9%)
21st Century Insurance Group^	42,400	898,880
Affirmative Insurance Holdings, Inc.	12,100	209,330
Alfa Corp.^	14,050	259,644
American Equity Investment Life Holding Co.^	39,900	523,887
American Physicians Capital, Inc.*	19,500	781,560
Argonaut Group, Inc.*	25,900	838,124
Baldwin & Lyons, Inc.^	10,700	272,315
Bristol West Holdings, Inc.^	9,480	210,171
CNA Surety Corp.*	30,900	651,990
Commerce Group, Inc.	44,083	1,324,253
Crawford & Co., Class B^	34,700	201,260

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Delphi Financial Group, Inc., Class A	29,669	$1,193,584
Direct General Corp.	23,900	508,114
Donegal Group, Inc., Class A^	9,333	158,474
EMC Insurance Group, Inc.	14,800	381,840
Employers Holdings, Inc.*	48,390	968,768
FBL Financial Group, Inc., Class A	17,224	673,975
First Acceptance Corp.*^	47,500	497,325
FPIC Insurance Group, Inc.*^	4,700	209,949
Great American Financial Resources, Inc.	20,400	499,392
Harleysville Group, Inc.	11,338	368,372
Hilb, Rogal & Hobbs Co.	27,317	1,339,899
Horace Mann Educators Corp.	34,900	717,195
Independence Holding Co.^	7,800	168,792
Infinity Property & Casualty Corp.	14,800	693,528
James River Group, Inc.^	8,100	253,611
Kansas City Life Insurance Co.^	4,900	220,500
LandAmerica Financial Group, Inc.^	15,050	1,112,345
Midland Co.	12,500	530,250
National Financial Partners Corp.^	30,300	1,421,373
National Interstate Corp.^	7,200	185,472
National Western Life Insurance Co., Class A^	3,700	905,760
Navigators Group, Inc.*	16,050	805,229
Odyssey Reinsurance Holdings Corp.	22,700	892,337
Ohio Casualty Corp.	50,150	1,501,992
Phoenix Cos., Inc.	95,000	1,318,600
PMA Capital Corp., Class A*^	17,900	168,081
Presidential Life Corp.	31,300	617,236
ProAssurance Corp.*	24,364	1,246,219
RLI Corp.	18,450	1,013,458
Safety Insurance Group, Inc.	9,100	365,092
SeaBright Insurance Holdings, Inc.*	12,400	228,160
Selective Insurance Group, Inc.	41,800	1,064,228
State Auto Financial Corp.	17,650	567,095
Stewart Information Services Corp.^	8,600	359,394
Tower Group, Inc.	9,200	296,424
United Fire & Casualty Co.^	19,400	681,522
Universal American Financial Corp.*^	38,900	753,882
USI Holdings Corp.*^	39,000	657,150
Zenith National Insurance Corp.	28,425	1,343,650

		33,059,681

Real Estate Investment Trusts (REITs) (6.9%)
Acadia Realty Trust (REIT)	26,800	698,676
Agree Realty Corp. (REIT)	5,700	194,598
Alexander’s, Inc. (REIT)*^	1,500	617,550
Alexandria Real Estate Equities, Inc. (REIT)	24,100	2,418,917
American Campus Communities, Inc. (REIT)	22,300	675,467
American Financial Realty Trust (REIT)	102,200	1,030,176
American Home Mortgage Investment Corp. (REIT)^	28,664	773,641
Anthracite Capital, Inc. (REIT)^	27,200	326,400
Anworth Mortgage Asset Corp. (REIT)	69,800	681,946
Arbor Realty Trust, Inc. (REIT)^	18,140	552,181
Ashford Hospitality Trust, Inc. (REIT)	39,900	476,406
BioMed Realty Trust, Inc. (REIT)	53,950	1,418,885
Capital Lease Funding, Inc. (REIT)^	12,700	$136,017
Capital Trust, Inc./New York, Class A (REIT)^	16,000	729,120
Cedar Shopping Centers, Inc. (REIT)	30,800	498,960
Corporate Office Properties Trust (REIT)	27,000	1,233,360
Cousins Properties, Inc. (REIT)	27,500	903,650
Crescent Real Estate Equities Co. (REIT)^	65,200	1,307,912
Crystal River Capital, Inc. (REIT)^	20,800	558,272
DCT Industrial Trust, Inc. (REIT)	143,610	1,698,906
Deerfield Triarc Capital Corp. (REIT)^	39,730	595,553
DiamondRock Hospitality Co. (REIT)	71,817	1,364,523
Digital Realty Trust, Inc. (REIT)	18,600	742,140
EastGroup Properties, Inc. (REIT)	14,700	750,141
Education Realty Trust, Inc. (REIT)	35,600	526,168
Entertainment Properties Trust (REIT)	21,900	1,319,475
Equity Inns, Inc. (REIT)^	44,200	723,996
Equity Lifestyle Properties, Inc. (REIT)	11,600	626,516
Equity One, Inc. (REIT)	25,270	669,655
Extra Space Storage, Inc. (REIT)	41,200	780,328
FelCor Lodging Trust, Inc. (REIT)	48,063	1,248,196
Fieldstone Investment Corp. (REIT)	65,600	201,392
First Industrial Realty Trust, Inc. (REIT)^	33,800	1,531,140
First Potomac Realty Trust (REIT)^	15,200	434,264
Franklin Street Properties Corp. (REIT)^	41,800	801,724
Friedman Billings Ramsey Group, Inc., Class A (REIT)	89,700	495,144
Getty Realty Corp. (REIT)^	26,400	758,736
Glimcher Realty Trust (REIT)^	23,000	621,460
GMH Communities Trust (REIT)^	23,700	236,763
Gramercy Capital Corp./New York (REIT)^	21,900	671,892
Healthcare Realty Trust, Inc. (REIT)^	37,717	1,406,844
Hersha Hospitality Trust (REIT)	25,000	294,500
Highland Hospitality Corp. (REIT)	49,400	879,320
Highwoods Properties, Inc. (REIT)	40,800	1,611,192
Home Properties, Inc. (REIT)	25,400	1,341,374
HomeBanc Corp./Georgia (REIT)^	24,050	83,935
Impac Mortgage Holdings, Inc. (REIT)^	58,100	290,500
Inland Real Estate Corp. (REIT)^	42,500	779,450
Innkeepers USA Trust (REIT)	20,100	327,228
Investors Real Estate Trust (REIT)^	75,800	802,722
JER Investors Trust, Inc. (REIT)	34,800	661,896
Kite Realty Group Trust (REIT)	28,700	572,565
KKR Financial Corp. (REIT)	61,850	1,696,546
LaSalle Hotel Properties (REIT)	31,500	1,460,340
Lexington Realty Trust (REIT)^	62,499	1,320,604
Longview Fibre Co. (REIT)	51,285	1,263,150

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
LTC Properties, Inc. (REIT)^	15,300	$396,423
Luminent Mortgage Capital, Inc. (REIT)	52,000	464,880
Maguire Properties, Inc. (REIT)	27,833	989,741
Medical Properties Trust, Inc. (REIT)^	53,300	782,977
MFA Mortgage Investments, Inc. (REIT)	106,900	823,130
Mid-America Apartment Communities, Inc. (REIT)^	19,200	1,080,192
National Health Investors, Inc. (REIT)^	11,200	351,008
National Retail Properties, Inc. (REIT)^	37,700	911,963
Nationwide Health Properties, Inc. (REIT)^	65,000	2,031,900
Newcastle Investment Corp. (REIT)	39,800	1,103,654
NorthStar Realty Finance Corp. (REIT)	51,700	786,357
Novastar Financial, Inc. (REIT)^	28,467	142,335
Omega Healthcare Investors, Inc. (REIT)^	47,000	806,050
Parkway Properties, Inc./Maryland (REIT)^	12,000	627,000
Pennsylvania Real Estate Investment Trust (REIT)^	26,294	1,165,613
Post Properties, Inc. (REIT)	33,000	1,509,090
Potlatch Corp. (REIT)	31,283	1,432,136
PS Business Parks, Inc. (REIT)	10,100	712,252
RAIT Financial Trust (REIT)	51,400	1,436,116
Ramco-Gershenson Properties Trust (REIT)	23,500	839,185
Realty Income Corp. (REIT)^	76,817	2,166,239
Redwood Trust, Inc. (REIT)^	13,900	725,302
Republic Property Trust (REIT)^	17,900	205,671
Resource Capital Corp. (REIT)	9,300	150,102
Saul Centers, Inc. (REIT)	11,300	642,970
Senior Housing Properties Trust (REIT)^	53,900	1,288,210
Sovran Self Storage, Inc. (REIT)	16,600	919,806
Spirit Finance Corp. (REIT)	84,800	1,263,520
Strategic Hotels & Resorts, Inc. (REIT)	53,850	1,231,550
Sun Communities, Inc. (REIT)^	19,600	607,992
Sunstone Hotel Investors, Inc. (REIT)	42,617	1,161,739
Tanger Factory Outlet Centers (REIT)^	20,500	827,995
U-Store-It Trust (REIT)	29,900	601,588
Universal Health Realty Income Trust (REIT)^	12,500	446,875
Urstadt Biddle Properties, Inc., Class A (REIT)^	26,100	510,516
Washington Real Estate Investment Trust (REIT)^	36,500	1,365,830
Winston Hotels, Inc. (REIT)	25,400	381,762

		79,712,081

Real Estate Management & Development (0.2%)
Affordable Residential Communities, Inc.*^	38,625	468,521
Consolidated-Tomoka Land Co.^	3,000	226,350
Housevalues, Inc.*	33,700	170,522
Move, Inc.*	67,700	375,058
Tejon Ranch Co.*^	13,200	624,360

		1,864,811

Thrifts & Mortgage Finance (2.2%)
Accredited Home Lenders Holding Co.*^	11,803	$109,413
Anchor Bancorp Wisconsin, Inc.^	29,400	833,490
Bank Mutual Corp.^	31,905	362,760
BankAtlantic Bancorp, Inc., Class A^	63,900	700,344
BankUnited Financial Corp., Class A^	23,000	487,830
Berkshire Hills Bancorp, Inc.^	7,400	249,010
BFC Financial Corp., Class A*	46,550	204,820
Brookline Bancorp, Inc.^	44,117	558,962
Charter Financial Corp./Georgia^	10,000	480,000
Centerline Holding Co.*^	42,233	817,208
City Bank/Washington^	14,496	465,466
Clifton Savings Bancorp, Inc.^	13,600	162,384
Coastal Financial Corp./South Carolina^	26,355	411,929
Corus Bankshares, Inc.^	23,400	399,204
Dime Community Bancshares, Inc.^	48,450	640,993
Doral Financial Corp.*^	114,900	188,436
Downey Financial Corp.^	17,733	1,144,488
Farmer Mac, Class C	8,700	236,640
First Busey Corp.^	14,250	305,378
First Financial Holdings, Inc.^	4,500	155,700
First Niagara Financial Group, Inc.	81,776	1,137,504
First Place Financial Corp./Ohio^	23,300	499,785
FirstFed Financial Corp.*^	12,500	710,375
Flagstar Bancorp, Inc.^	45,900	548,505
Flushing Financial Corp.	14,400	233,712
Franklin Bank Corp./Texas*^	27,500	491,425
Fremont General Corp.^	49,700	344,421
ITLA Capital Corp.	5,500	286,110
Kearny Financial Corp.^	40,040	575,775
KNBT Bancorp, Inc.^	38,800	571,912
MAF Bancorp, Inc.^	25,904	1,070,871
NASB Financial, Inc.^	6,700	233,294
NetBank, Inc.^	26,400	58,344
NewAlliance Bancshares, Inc.^	83,100	1,347,051
Northwest Bancorp, Inc.^	23,400	633,906
OceanFirst Financial Corp.^	6,300	109,305
Ocwen Financial Corp.*^	47,700	613,899
Partners Trust Financial Group, Inc.	65,397	747,488
Pennfed Financial Services, Inc.	16,300	353,221
PFF Bancorp, Inc.	15,650	474,665
Provident Financial Services, Inc.	49,856	869,987
Provident New York Bancorp^	50,077	708,590
Rockville Financial, Inc.^	11,500	172,845
Roma Financial Corp.*^	22,369	346,720
TierOne Corp.	23,400	632,736
Triad Guaranty, Inc.*^	12,850	532,119
Trustco Bank Corp./New York^	56,583	542,065
United Community Financial Corp./Ohio^	11,700	129,285
Wauwatosa Holdings, Inc.*^	15,800	276,184
Westfield Financial, Inc.^	35,767	383,421
WSFS Financial Corp.	9,100	586,768

		25,136,743

Total Financials		244,920,107

Health Care (11.6%)
Biotechnology (2.7%)
Acadia Pharmaceuticals, Inc.*	57,200	859,144
Alexion Pharmaceuticals, Inc.*^	27,180	1,175,263
Alkermes, Inc.*^	69,300	1,069,992
Alnylam Pharmaceuticals, Inc.*	25,800	464,400

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Altus Pharmaceuticals, Inc.*^	31,400	$477,908
Applera Corp.—Celera Group*	49,100	697,220
Arena Pharmaceuticals, Inc.*^	47,900	520,194
ARIAD Pharmaceuticals, Inc.*^	45,900	206,091
Array Biopharma, Inc.*^	64,200	815,340
BioCryst Pharmaceuticals, Inc.*^	27,200	227,664
Bioenvision, Inc.*	16,100	65,849
BioMarin Pharmaceuticals, Inc.*	74,068	1,278,413
Cell Genesys, Inc.*^	16,700	70,140
Cepheid, Inc.*^	72,400	860,112
Coley Pharmaceutical Group, Inc.*^	12,600	120,708
Cubist Pharmaceuticals, Inc.*	45,849	1,011,888
CV Therapeutics, Inc.*^	39,656	312,093
deCODE genetics, Inc.*^	23,600	86,140
Dendreon Corp.*^	39,300	508,149
Digene Corp.*	12,900	547,089
Encysive Pharmaceuticals, Inc.*^	26,600	72,086
Enzon Pharmaceuticals, Inc.*^	22,000	179,300
Genitope Corp.*^	39,000	161,850
Genomic Health, Inc.*^	13,400	232,356
Geron Corp.*^	65,400	457,800
GTx, Inc.*^	43,700	891,480
Human Genome Sciences, Inc.*^	94,200	1,000,404
Idenix Pharmaceuticals, Inc.*^	90,000	657,000
Incyte Corp.*^	48,400	318,956
InterMune, Inc.*^	29,600	729,936
Isis Pharmaceuticals, Inc.*^	52,400	485,748
Keryx Biopharmaceuticals, Inc.*^	54,400	572,288
Lexicon Genetics, Inc.*^	28,480	103,382
Lifecell Corp.*^	24,000	599,280
MannKind Corp.*^	36,200	517,660
Martek Biosciences Corp.*^	20,400	420,648
Maxygen, Inc.*^	27,200	303,280
Medarex, Inc.*^	89,800	1,162,012
Momenta Pharmaceuticals, Inc.*^	27,800	360,288
Monogram Biosciences, Inc.*^	57,700	111,938
Myriad Genetics, Inc.*^	32,050	1,104,443
Nabi Biopharmaceuticals*^	66,457	352,887
Neurocrine Biosciences, Inc.*^	58,600	732,500
Northfield Laboratories, Inc.*^	28,800	103,968
NPS Pharmaceuticals, Inc.*	20,484	69,441
Nuvelo, Inc.*^	27,200	100,096
Onyx Pharmaceuticals, Inc.*^	32,100	797,364
OSI Pharmaceuticals, Inc.*^	41,800	1,379,400
Pharmion Corp.*^	29,383	772,479
Progenics Pharmaceuticals, Inc.*	27,000	639,360
Regeneron Pharmaceuticals, Inc.*	50,600	1,093,972
Renovis, Inc.*^	36,400	127,400
Rigel Pharmaceuticals, Inc.*^	10,200	110,772
Savient Pharmaceuticals, Inc.*	41,900	503,638
Senomyx, Inc.*^	39,700	491,486
Tanox, Inc.*^	25,700	482,132
Telik, Inc.*^	34,700	188,421
Trimeris, Inc.*^	15,432	106,172
United Therapeutics Corp.*^	14,980	805,624
ZymoGenetics, Inc.*^	22,900	356,324

		31,029,368

Health Care Equipment & Supplies (3.1%)
Abaxis, Inc.*^	17,800	433,786
Abiomed, Inc.*^	11,500	157,090
Adeza Biomedical Corp.*^	9,400	224,472
Align Technology, Inc.*^	40,000	634,400
American Medical Systems Holdings, Inc.*^	47,300	1,001,341
Analogic Corp.^	11,200	704,256
AngioDynamics, Inc.*^	21,100	356,379
Arrow International, Inc.^	11,200	360,192
ArthroCare Corp.*^	22,100	$796,484
Aspect Medical Systems, Inc.*^	32,400	505,116
Biosite, Inc.*^	12,356	1,037,533
Candela Corp.*^	10,600	121,052
Conceptus, Inc.*^	27,000	540,000
CONMED Corp.*	13,800	403,374
Cyberonics, Inc.*^	27,800	522,084
Datascope Corp.	12,100	437,899
DexCom, Inc.*^	42,000	330,120
DJO, Inc.*	16,700	632,930
ev3, Inc.*^	32,583	641,885
Foxhollow Technologies, Inc.*^	18,000	376,020
Greatbatch, Inc.*^	29,800	759,900
Haemonetics Corp.*	21,000	981,750
HealthTronics, Inc.*	16,200	87,318
Hologic, Inc.*	41,600	2,397,824
I-Flow Corp.*^	12,900	190,146
ICU Medical, Inc.*^	19,050	746,760
Immucor, Inc.*	53,468	1,573,563
Integra LifeSciences Holdings Corp.*^	14,400	656,352
IntraLase Corp.*	20,700	517,086
Invacare Corp.^	42,700	744,688
Inverness Medical Innovations, Inc.*^	32,550	1,425,039
IRIS International, Inc.*^	27,900	389,205
Kensey Nash Corp.*^	12,400	378,200
Kyphon, Inc.*^	34,000	1,534,760
Mentor Corp.^	29,500	1,357,000
Meridian Bioscience, Inc.^	11,700	324,792
Merit Medical Systems, Inc.*	22,712	285,036
Neurometrix, Inc.*^	5,600	54,376
NuVasive, Inc.*	24,011	570,261
NxStage Medical, Inc.*^	14,800	197,136
OraSure Technologies, Inc.*^	61,100	449,085
Palomar Medical Technologies, Inc.*^	11,100	443,445
PolyMedica Corp.^	16,530	699,715
Quidel Corp.*^	32,900	394,800
Sirona Dental Systems, Inc.^	10,800	372,168
SonoSite, Inc.*^	21,680	612,677
Stereotaxis, Inc.*^	18,000	214,200
STERIS Corp.	57,100	1,516,576
SurModics, Inc.*^	20,200	727,200
Symmetry Medical, Inc.*	36,360	593,759
ThermoGenesis Corp.*^	71,400	259,896
Thoratec Corp.*^	41,555	868,500
Viasys Healthcare, Inc.*	23,800	808,962
Vital Signs, Inc.^	8,500	441,830
West Pharmaceutical Services, Inc.	21,014	975,680
Wright Medical Group, Inc.*	18,817	419,431
Young Innovations, Inc.^	7,900	215,038
Zoll Medical Corp.*	18,800	501,020

		35,901,587

Health Care Providers & Services (2.7%)
Alliance Imaging, Inc.*^	32,700	285,471
Amedisys, Inc.*^	19,751	640,525
AMERIGROUP Corp.*	40,717	1,237,797
AMN Healthcare Services, Inc.*	20,706	468,369
Amsurg Corp.*	13,650	334,288
Apria Healthcare Group, Inc.*	32,600	1,051,350
Bio-Reference Labs, Inc.*^	10,400	264,160
Capital Senior Living Corp.*^	51,000	592,110
Centene Corp.*	24,900	522,651
Chemed Corp.	22,100	1,082,016
Corvel Corp.*	11,025	333,506
Cross Country Healthcare, Inc.*	44,300	807,589
Emeritus Corp.*^	18,700	631,125

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Genesis HealthCare Corp.*	15,900	$1,003,449
Gentiva Health Services, Inc.*	34,500	695,865
HealthExtras, Inc.*^	17,300	497,894
Healthspring, Inc.*	39,700	934,935
Healthways, Inc.*	26,550	1,241,212
Horizon Health Corp.*^	8,900	173,995
inVentiv Health, Inc.*	23,000	880,670
Kindred Healthcare, Inc.*	20,500	671,990
Landauer, Inc.^	11,800	595,664
LCA-Vision, Inc.^	11,450	471,626
LHC Group, Inc.*	9,900	321,057
Magellan Health Services, Inc.*	29,200	1,226,400
Matria Healthcare, Inc.*^	23,050	607,598
MedCath Corp.*	24,550	670,215
Molina Healthcare, Inc.*	22,000	672,980
MWI Veterinary Supply, Inc.*	6,800	224,400
National Healthcare Corp.^	14,100	718,818
Nighthawk Radiology Holdings, Inc.*^	32,400	589,356
Odyssey HealthCare, Inc.*	39,675	520,933
Option Care, Inc.^	45,400	603,820
Owens & Minor, Inc.	28,700	1,054,151
Providence Service Corp.*^	6,600	156,552
PSS World Medical, Inc.*	44,000	930,160
Psychiatric Solutions, Inc.*^	41,700	1,680,927
Radiation Therapy Services, Inc.*^	15,950	488,708
RehabCare Group, Inc.*^	18,600	295,182
Res-Care, Inc.*	29,800	521,500
Sun Healthcare Group, Inc.*	41,600	513,760
Sunrise Senior Living, Inc.*^	36,680	1,449,594
Symbion, Inc.*	26,200	513,782
United Surgical Partners International, Inc.*	35,000	1,078,350
Visicu, Inc.*^	22,100	172,380
VistaCare, Inc., Class A*	8,000	69,600

		30,498,480

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*^	29,500	790,895
Computer Programs & Systems, Inc.^	4,800	128,736
Dendrite International, Inc.*	66,100	1,035,126
Eclipsys Corp.*^	33,200	639,764
Emageon, Inc.*^	40,260	442,860
Merge Technologies, Inc.*^	23,200	112,984
Omnicell, Inc.*	26,300	550,196
Phase Forward, Inc.*^	51,600	677,508
TriZetto Group, Inc.*	33,000	660,330
Vital Images, Inc.*^	22,900	761,654

		5,800,053

Life Sciences Tools & Services (1.2%)
Advanced Magnetics, Inc.*^	9,917	597,698
Affymetrix, Inc.*^	54,700	1,644,829
Albany Molecular Research, Inc.*^	27,300	268,905
Bio-Rad Laboratories, Inc., Class A*	13,700	956,808
Bruker BioSciences Corp.*	52,243	549,596
Cambrex Corp.^	32,300	794,580
Dionex Corp.*^	14,700	1,001,217
Diversa Corp.*^	36,000	281,160
Enzo Biochem, Inc.*^	38,678	583,264
eResearch Technology, Inc.*^	26,625	209,273
Exelixis, Inc.*^	69,200	687,848
Illumina, Inc.*^	45,284	1,326,821
Kendle International, Inc.*^	10,300	365,856
Luminex Corp.*^	33,500	459,620
Nektar Therapeutics*^	67,500	$881,550
Parexel International Corp.*	22,000	791,340
PharmaNet Development Group, Inc.*^	6,600	171,600
PRA International*^	19,200	413,952
Varian, Inc.*	22,100	1,287,546
Ventana Medical Systems, Inc.*^	21,800	913,420

		14,186,883

Pharmaceuticals (1.4%)
Adams Respiratory Therapeutics, Inc.*^	18,500	622,155
Adolor Corp.*^	28,800	252,000
Akorn, Inc.*	68,401	461,706
Alpharma, Inc., Class A	27,600	664,608
AtheroGenics, Inc.*^	54,300	152,583
Auxilium Pharmaceuticals, Inc.*	37,600	551,968
AVANIR Pharmaceuticals, Class A*^	19,925	24,309
Bentley Pharmaceuticals, Inc.*^	18,600	152,334
Caraco Pharmaceutical Laboratories Ltd.*	15,900	193,662
Cypress Bioscience, Inc.*	13,000	98,800
Durect Corp.*^	30,400	126,464
Hi-Tech Pharmacal Co., Inc.*^	6,300	70,245
KV Pharmaceutical Co., Class A*	27,700	685,021
Medicines Co.*	35,900	900,372
Medicis Pharmaceutical Corp., Class A^	39,000	1,201,980
MGI Pharma, Inc.*^	57,400	1,289,778
Nastech Pharmaceutical Co., Inc.*^	9,700	104,663
New River Pharmaceuticals, Inc.*	10,000	636,300
Noven Pharmaceuticals, Inc.*^	28,017	649,994
Pain Therapeutics, Inc.*^	65,100	510,384
Par Pharmaceutical Cos., Inc.*^	28,400	713,408
Penwest Pharmaceuticals Co.*^	17,200	173,376
Perrigo Co.	61,300	1,082,558
Pozen, Inc.*^	43,600	643,100
Salix Pharmaceuticals Ltd.*^	60,300	759,780
Sciele Pharma, Inc.*^	35,100	831,168
Somaxon Pharmaceuticals, Inc.*^	12,300	150,060
SuperGen, Inc.*^	32,200	189,980
Valeant Pharmaceuticals International	73,200	1,265,628
ViroPharma, Inc.*^	43,400	622,790
Xenoport, Inc.*^	12,000	334,320

		16,115,494

Total Health Care		133,531,865

Industrials (14.1%)
Aerospace & Defense (1.5%)
AAR Corp.*^	28,750	792,350
Argon ST, Inc.*^	29,700	785,862
BE Aerospace, Inc.*	65,400	2,073,180
Ceradyne, Inc.*^	19,750	1,081,115
Cubic Corp.^	14,800	320,272
Curtiss-Wright Corp.	32,200	1,240,988
DynCorp International, Inc., Class A*^	35,000	528,150
EDO Corp.^	15,400	403,480
Esterline Technologies Corp.*	20,000	821,400
GenCorp, Inc.*^	28,100	388,904
Heico Corp.^	11,400	415,986
Herley Industries, Inc.*^	13,900	217,118
Hexcel Corp.*^	71,800	1,425,230
Innovative Solutions & Support, Inc.*^	7,500	189,900
Ionatron, Inc.*^	25,400	118,364

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
K&F Industries Holdings, Inc.*	33,700	$907,541
Ladish Co., Inc.*^	10,700	402,748
Moog, Inc., Class A*	28,959	1,206,142
MTC Technologies, Inc.*	9,400	197,682
Orbital Sciences Corp.*	35,800	670,892
Taser International, Inc.*^	86,200	692,186
Teledyne Technologies, Inc.*	23,168	867,410
Triumph Group, Inc.^	8,400	464,856
United Industrial Corp.^	15,500	855,600

		17,067,356

Air Freight & Logistics (0.4%)
ABX Air, Inc.*	88,100	603,485
Atlas Air Worldwide Holdings, Inc.*	12,200	643,306
Dynamex, Inc.*	10,400	264,576
EGL, Inc.*^	24,800	982,824
Forward Air Corp.	22,550	741,444
Hub Group, Inc., Class A*	29,400	852,306
Pacer International, Inc.	28,900	778,566

		4,866,507

Airlines (0.5%)
Airtran Holdings, Inc.*^	88,900	913,003
Alaska Air Group, Inc.*	31,300	1,192,530
ExpressJet Holdings, Inc.*	36,100	210,824
Frontier Airlines Holdings, Inc.*^	38,100	228,981
JetBlue Airways Corp.*^	127,700	1,469,827
Republic Airways Holdings, Inc.*	38,500	883,960
SkyWest, Inc.	48,000	1,287,840

		6,186,965

Building Products (0.6%)
AAON, Inc.^	9,100	237,783
American Woodmark Corp.^	20,300	746,228
Ameron International Corp.^	4,500	296,370
Apogee Enterprises, Inc.^	42,200	845,688
Builders FirstSource, Inc.*^	35,900	576,913
Goodman Global, Inc.*	19,633	345,933
Griffon Corp.*^	24,100	596,475
Insteel Industries, Inc.^	15,500	260,245
NCI Building Systems, Inc.*	14,700	701,778
Simpson Manufacturing Co., Inc.^	22,300	687,732
Trex Co., Inc.*^	23,400	503,802
Universal Forest Products, Inc.	8,950	443,473

		6,242,420

Commercial Services & Supplies (4.1%)
ABM Industries, Inc.	31,400	828,646
ACCO Brands Corp.*	27,500	662,475
Administaff, Inc.	17,200	605,440
Advisory Board Co.*	13,400	678,308
American Ecology Corp.^	8,300	159,443
American Reprographics Co.*	14,567	448,518
Amrep Corp.^	6,200	478,950
Bowne & Co., Inc.^	18,500	291,005
Brady Corp., Class A^	33,900	1,057,680
Casella Waste Systems, Inc.*^	21,400	208,864
CBIZ, Inc.*^	76,493	543,100
CDI Corp.^	14,400	416,448
Central Parking Corp.^	17,400	385,932
Cenveo, Inc.*	40,950	995,085
Clean Harbors, Inc.*^	10,900	492,898
Comfort Systems USA, Inc.	58,350	699,033
Compx International, Inc.	10,100	162,913
COMSYS IT Partners, Inc.*	8,600	171,140
Consolidated Graphics, Inc.*	6,000	444,300
CoStar Group, Inc.*^	9,700	433,396
CRA International, Inc.*	13,300	693,994
Deluxe Corp.	41,600	1,394,848
Diamond Management & Technology Consultants, Inc.^	25,314	$295,921
Ennis, Inc.	33,950	908,502
Exponent, Inc.*	11,800	235,410
First Advantage Corp., Class A*^	26,600	637,602
FTI Consulting, Inc.*	25,475	855,705
G&K Services, Inc., Class A^	13,600	493,408
Geo Group, Inc.*	22,800	1,033,296
Healthcare Services Group, Inc.^	21,450	614,543
Heidrick & Struggles International, Inc.*	14,900	721,905
Herman Miller, Inc.	50,083	1,677,280
Hudson Highland Group, Inc.*	8,000	124,720
Huron Consulting Group, Inc.*	12,500	760,500
ICT Group, Inc.*	14,500	253,750
IHS, Inc., Class A*	18,400	756,424
IKON Office Solutions, Inc.	92,700	1,332,099
Innerworkings, Inc.*^	34,000	401,200
Interface, Inc., Class A	29,000	463,710
John H. Harland Co.	19,700	1,009,231
Kelly Services, Inc., Class A^	17,100	550,620
Kenexa Corp.*^	9,200	286,396
Kforce, Inc.*	42,400	583,848
Knoll, Inc.	17,783	423,769
Korn/Ferry International*	25,892	593,962
Labor Ready, Inc.*	41,950	796,630
Layne Christensen Co.*^	20,000	728,400
LECG Corp.*^	23,100	334,488
McGrath Rentcorp^	27,200	861,424
Mine Safety Appliances Co.^	22,100	929,526
Mobile Mini, Inc.*^	29,136	780,262
Navigant Consulting, Inc.*^	24,550	485,108
PeopleSupport, Inc.*	25,400	290,830
PHH Corp.*	44,000	1,344,640
Pike Electric Corp.*	28,800	520,704
Resources Connection, Inc.*	32,600	1,042,874
Rollins, Inc.^	17,175	395,197
SAIC, Inc.*^	66,600	1,153,512
Schawk, Inc.^	23,800	431,018
School Specialty, Inc.*^	12,000	433,320
SIRVA, Inc.*^	52,200	186,354
Spherion Corp.*	32,080	282,946
Standard Register Co.^	16,600	209,990
Taleo Corp., Class A*	16,000	265,280
TeleTech Holdings, Inc.*	27,000	990,630
Tetra Tech, Inc.*^	35,015	667,386
United Stationers, Inc.*	26,700	1,599,864
Viad Corp.	16,300	629,180
Volt Information Sciences, Inc.*^	20,850	546,062
Waste Connections, Inc.*	51,375	1,538,167
Waste Industries USA, Inc.^	10,200	280,194
Waste Services, Inc.*^	14,099	140,144
Watson Wyatt Worldwide, Inc., Class A	30,300	1,474,095

		46,604,442

Construction & Engineering (0.6%)
EMCOR Group, Inc.*	22,500	1,327,050
Granite Construction, Inc.	28,600	1,580,436
Infrasource Services, Inc.*	37,000	1,129,610
Insituform Technologies, Inc., Class A*^	21,400	444,906
Perini Corp.*^	18,400	678,224
Washington Group International, Inc.*	24,400	1,620,648

		6,780,874

Electrical Equipment (1.8%)
A.O. Smith Corp.	12,550	479,661

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Acuity Brands, Inc.	33,925	$1,846,877
American Superconductor Corp.*^	29,800	401,406
Baldor Electric Co.	36,874	1,391,624
Belden CDT, Inc.	33,500	1,795,265
China BAK Battery, Inc.*^	41,800	135,850
Encore Wire Corp.^	13,000	329,160
Energy Conversion Devices, Inc.*^	33,000	1,153,020
EnerSys*^.	33,400	573,812
Evergreen Solar, Inc.*^	40,800	397,800
First Solar, Inc.*^	17,000	884,170
Franklin Electric Co., Inc.^	16,200	753,300
FuelCell Energy, Inc.*^	33,900	266,454
General Cable Corp.*	39,850	2,129,186
Genlyte Group, Inc.*	17,800	1,255,790
GrafTech International Ltd.*	110,500	1,003,340
II-VI, Inc.*	22,300	754,855
LSI Industries, Inc.	33,850	566,649
Medis Technologies Ltd.*^	33,300	563,103
Plug Power, Inc.*^	47,000	148,520
Powell Industries, Inc.*^	6,100	195,200
Power-One, Inc.*^	93,000	531,960
Regal-Beloit Corp.	25,900	1,201,242
Superior Essex, Inc.*	25,600	887,552
Vicor Corp.	35,200	352,704
Woodward Governor Co.	21,500	885,155

		20,883,655

Industrial Conglomerates (0.2%)
Raven Industries, Inc.^	20,400	572,220
Sequa Corp., Class A*	5,300	634,781
Standex International Corp.	18,300	521,733
Tredegar Corp.	36,976	842,683

		2,571,417

Machinery (2.6%)
3D Systems Corp.*^	7,300	159,943
Accuride Corp.*	15,100	220,460
Actuant Corp., Class A	18,100	918,756
Albany International Corp.	16,550	594,807
American Railcar Industries, Inc.^	19,000	566,390
American Science & Engineering, Inc.*^	11,100	584,637
Ampco-Pittsburgh Corp.	13,300	384,237
Astec Industries, Inc.*	26,500	1,066,625
ASV, Inc.*^	25,500	389,130
Badger Meter, Inc.^	7,400	196,470
Barnes Group, Inc.^	31,120	716,071
Basin Water, Inc.*^	128,000	879,360
Blount International, Inc.*^	43,700	544,065
Briggs & Stratton Corp.^	39,350	1,213,947
Bucyrus International, Inc., Class A^	26,625	1,371,188
Cascade Corp.^	16,300	974,903
Chart Industries, Inc.*	33,500	608,360
CIRCOR International, Inc.	23,300	831,810
Clarcor, Inc.^	35,100	1,116,180
Columbus McKinnon Corp.*	17,400	389,586
Commercial Vehicle Group, Inc.*	9,400	193,640
Dynamic Materials Corp.*	6,700	219,224
EnPro Industries, Inc.*	13,200	475,860
ESCO Technologies, Inc.*^	16,404	735,227
Federal Signal Corp.	25,500	395,760
Flanders Corp.*^	18,200	131,950
Freightcar America, Inc.^	8,300	399,811
Gehl Co.*^	9,400	238,572
Gorman-Rupp Co.^	19,981	639,991
Greenbrier Cos., Inc.^	20,300	542,010
Kadant, Inc.*^	9,000	228,240
Kaydon Corp.^	20,500	$872,480
Lindsay Co.^	11,950	379,891
Middleby Corp.*	6,900	909,696
Mueller Industries, Inc.	26,200	788,620
Mueller Water Products, Inc., Class A^	87,400	1,206,994
NACCO Industries, Inc., Class A	4,000	549,640
Nordson Corp.	24,300	1,128,978
RBC Bearings, Inc.*	9,800	327,614
Robbins & Myers, Inc.	12,600	469,854
Tecumseh Products Co., Class A*^	24,423	245,940
Tennant Co.	26,600	837,634
Titan International, Inc.^	11,700	296,361
TurboChef Technologies, Inc.*^	25,900	394,198
Valmont Industries, Inc.	11,800	682,394
Wabash National Corp.^	43,400	669,228
Wabtec Corp.	40,086	1,382,566
Watts Water Technologies, Inc., Class A^	18,100	688,343

		29,757,641

Marine (0.2%)
American Commercial Lines, Inc.*	45,200	1,421,540
Horizon Lines, Inc., Class A	29,900	981,318

		2,402,858

Road & Rail (0.8%)
AMERCO, Inc.*^	5,600	391,944
Arkansas Best Corp.^	16,128	573,350
Celadon Group, Inc.*^	18,400	307,280
Dollar Thrifty Automotive Group, Inc.*	17,700	903,408
Florida East Coast Industries, Inc.^	27,800	1,742,782
Genesee & Wyoming, Inc., Class A*^	29,325	780,338
Heartland Express, Inc.^	49,112	779,899
Knight Transportation, Inc.^	42,109	750,382
Marten Transport Ltd.*^	15,652	248,554
Old Dominion Freight Line, Inc.*	17,950	517,140
P.A.M. Transportation Services, Inc.*	6,000	123,720
Saia, Inc.*	32,300	767,125
U.S. Xpress Enterprises, Inc., Class A*	20,850	359,871
Universal Truckload Services, Inc.*	7,600	183,996
USA Truck, Inc.*^	5,100	79,254
Werner Enterprises, Inc.^	36,800	668,656

		9,177,699

Trading Companies & Distributors (0.7%)
Applied Industrial Technologies, Inc.	37,000	907,610
Beacon Roofing Supply, Inc.*^	22,650	366,477
BlueLinx Holdings, Inc.	43,400	455,700
Electro Rent Corp.*^	17,000	244,800
H&E Equipment Services, Inc.*^	21,800	468,700
Interline Brands, Inc.*	21,560	472,595
Kaman Corp.	12,300	286,713
Lawson Products, Inc.	8,200	310,616
Nuco2, Inc.*^	19,150	482,963
Rush Enterprises, Inc., Class A*^	11,700	224,757
TAL International Group, Inc.	20,567	493,608
TransDigm Group, Inc.*	14,800	538,424
UAP Holding Corp.	43,000	1,111,550
Watsco, Inc.^	22,600	1,154,182
Williams Scotsman International, Inc.*^	28,600	562,276

		8,080,971

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (0.1%)
Interpool, Inc.^	21,600	$527,472

Total Industrials		161,150,277

Information Technology (18.3%)
Communications Equipment (2.7%)
3Com Corp.*^	280,500	1,096,755
Acme Packet, Inc.*^	29,100	430,098
Adtran, Inc.	51,200	1,246,720
Anaren, Inc.*	10,908	192,090
Andrew Corp.*	125,900	1,333,281
Arris Group, Inc.*	76,600	1,078,528
Avocent Corp.*	40,300	1,086,891
Bel Fuse, Inc., Class B^	13,192	510,662
Black Box Corp.	8,900	325,206
Blue Coat Systems, Inc.*^	11,100	407,703
C-COR, Inc.*	50,900	705,474
CommScope, Inc.*	47,100	2,020,590
Comtech Telecommunications Corp.*	16,325	632,267
Digi International, Inc.*^	12,500	158,750
Ditech Networks, Inc.*	20,700	168,084
Dycom Industries, Inc.*	34,033	886,900
Extreme Networks, Inc.*	159,700	675,531
Finisar Corp.*^	128,100	448,350
Foundry Networks, Inc.*	114,900	1,559,193
Harmonic, Inc.*	50,600	496,892
Harris Stratex Networks, Inc.*^	24,375	467,756
Inter-Tel, Inc.	27,950	660,738
InterDigital Communications Corp.*^	41,900	1,326,973
Ixia*^	58,544	544,459
Loral Space & Communications, Inc.*^	13,100	666,528
MasTec, Inc.*^	67,200	739,872
MRV Communications, Inc.*^	131,000	465,050
NETGEAR, Inc.*^	24,400	696,132
Oplink Communications, Inc.*^	17,442	313,433
Optical Communication Products, Inc.*^	72,000	96,480
Packeteer, Inc.*^	13,200	163,944
Plantronics, Inc.^	36,200	855,044
Polycom, Inc.*	65,800	2,193,114
Powerwave Technologies, Inc.*^	67,800	385,782
SafeNet, Inc.*	32,929	931,891
Sirenza Microdevices, Inc.*^	33,200	286,184
Sonus Networks, Inc.*^	213,100	1,719,717
Sycamore Networks, Inc.*	152,400	569,976
Symmetricom, Inc.*^	84,400	700,520
Tekelec*^	43,600	650,076
Utstarcom, Inc.*^	73,800	611,802
ViaSat, Inc.*	19,700	649,509
Zhone Technologies, Inc.*^	106,300	131,812

		31,286,757

Computers & Peripherals (1.3%)
Adaptec, Inc.*^	149,100	577,017
Avid Technology, Inc.*^	35,667	1,244,065
Brocade Communications Systems, Inc.*^	326,375	3,107,090
Electronics for Imaging, Inc.*	39,300	921,585
Emulex Corp.*	57,200	1,046,188
Gateway, Inc.*^	292,583	640,757
Hutchinson Technology, Inc.*^	12,500	291,875
Hypercom Corp.*^	31,400	187,144
Imation Corp.	25,000	1,009,500
Intermec, Inc.*^	39,700	886,898
Komag, Inc.*^	17,900	585,867
Mobility Electronics, Inc.*	22,600	$70,286
Neoware, Inc.*^	14,767	148,704
Novatel Wireless, Inc.*	24,000	384,960
Palm, Inc.*^	65,700	1,191,141
Presstek, Inc.*^	37,400	226,270
Quantum Corp.*^	217,600	587,520
Rackable Systems, Inc.*^	16,900	286,793
Stratasys, Inc.*^	11,050	472,056
Synaptics, Inc.*^	28,750	735,425

		14,601,141

Electronic Equipment & Instruments (2.2%)
Aeroflex, Inc.*	56,750	746,262
Agilysis, Inc.	29,400	660,618
Anixter International, Inc.*^	23,700	1,562,778
Benchmark Electronics, Inc.*	55,575	1,148,180
Brightpoint, Inc.*^	25,754	294,625
Checkpoint Systems, Inc.*	20,000	473,200
Cogent, Inc.*^	29,200	392,740
Cognex Corp.	30,300	656,601
Coherent, Inc.*	20,600	653,844
Color Kinetics, Inc.*^	9,300	180,699
CTS Corp.^	20,400	281,928
Daktronics, Inc.^	25,300	694,232
DTS, Inc./Delaware*^	21,300	516,099
Echelon Corp.*^	29,500	310,930
Electro Scientific Industries, Inc.*^	14,200	273,208
Excel Technology, Inc.*	6,200	169,446
Flir Systems, Inc.*^	50,800	1,812,036
Global Imaging Systems, Inc.*	33,800	659,100
Insight Enterprises, Inc.*	38,100	685,038
Itron, Inc.*^	17,160	1,116,086
KEMET Corp.*	42,200	322,830
L-1 Identity Solutions, Inc.*^	51,066	843,100
Littelfuse, Inc.*	18,500	751,100
LoJack Corp.*^	15,200	288,496
Measurement Specialties, Inc.*^	5,900	133,104
Mercury Computer Systems, Inc.*^	25,600	355,072
Methode Electronics, Inc.	42,200	623,294
MTS Systems Corp.	9,600	372,864
Multi-Fineline Electronix, Inc.*^	10,950	168,083
Newport Corp.*	19,200	314,304
OSI Systems, Inc.*^	8,600	227,384
Park Electrochemical Corp.	29,600	802,752
Paxar Corp.*	25,100	720,370
Photon Dynamics, Inc.*^	12,004	151,370
Plexus Corp.*	34,500	591,675
RadiSys Corp.*	21,850	357,029
Rofin-Sinar Technologies, Inc.*	12,400	733,832
Rogers Corp.*	12,500	554,375
Scansource, Inc.*^	21,200	569,008
SunPower Corp., Class A*^	18,600	846,300
SYNNEX Corp.*	23,400	497,016
Technitrol, Inc.	26,900	704,511
TTM Technologies, Inc.*	53,700	512,298
Universal Display Corp.*^	20,500	309,345
X-Rite, Inc.^	23,400	303,030
Zygo Corp.*	23,200	371,432

		25,711,624

Internet Software & Services (2.7%)
24/7 Real Media, Inc.*^	45,200	362,956
aQuantive, Inc.*^	56,000	1,562,960
Ariba, Inc.*^	102,212	960,792
Bankrate, Inc.*^	8,100	285,444
CMGI, Inc.*^	640,000	1,356,800
CNET Networks, Inc.*	95,500	831,805
Cybersource Corp.*	20,600	257,706

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
DealerTrack Holdings, Inc.*	30,300	$930,816
Digital River, Inc.*	30,400	1,679,600
DivX, Inc.*^	22,400	448,896
EarthLink, Inc.*	81,400	598,290
eCollege.com, Inc.*^	28,300	507,985
Equinix, Inc.*^	21,600	1,849,608
InfoSpace, Inc.*^	38,800	995,996
Internap Network Services Corp.*^	30,900	486,675
Internet Capital Group, Inc.*^	19,900	212,930
Interwoven, Inc.*	59,025	997,522
Ipass, Inc.*^	27,000	135,810
j2 Global Communications, Inc.*	33,700	934,164
Jupitermedia Corp.*^	28,800	190,656
Knot, Inc.*^	21,900	471,507
Liquidity Services, Inc.*	16,500	279,510
LoopNet, Inc.*^	32,300	552,007
Marchex, Inc., Class B^	35,700	546,924
Netratings, Inc.*	31,000	644,800
NIC, Inc.^	41,400	221,904
Omniture, Inc.*^	36,100	658,103
Online Resources Corp.*^	12,900	147,963
Openwave Systems, Inc.*^	76,507	623,532
Perficient, Inc.^	30,500	603,290
RealNetworks, Inc.*^	80,700	633,495
S1 Corp.*	39,700	238,200
SAVVIS, Inc.*	27,600	1,321,488
Sohu.com, Inc.*	13,100	280,733
SonicWALL, Inc.*	55,600	464,816
Terremark Worldwide, Inc.*^	40,710	328,123
Travelzoo, Inc.*	22,160	814,823
United Online, Inc.	46,050	646,082
ValueClick, Inc.*	73,750	1,927,087
Vignette Corp.*	40,080	744,286
WebEx Communications, Inc.*	33,900	1,927,554
webMethods, Inc.*	28,100	202,039
Websense, Inc.*^	35,300	811,547
WebSideStory, Inc.*^	10,400	134,680

		30,811,904

IT Services (2.0%)
BearingPoint, Inc.*	136,900	1,048,654
BISYS Group, Inc.*	97,700	1,119,642
CACI International, Inc., Class A*	23,500	1,101,210
Ciber, Inc.*^	21,500	169,205
Covansys Corp.*	41,600	1,026,688
CSG Systems International, Inc.*	34,200	855,684
eFunds Corp.*^	33,300	887,778
Euronet Worldwide, Inc.*^	22,400	601,664
Forrester Research, Inc.*^	14,400	408,384
Gartner, Inc.*	40,789	976,897
Gevity HR, Inc.	41,300	815,262
Global Cash Access Holdings, Inc.*	36,100	602,509
Heartland Payment Systems, Inc.^	20,600	486,984
iGATE Corp.*^	46,800	385,632
Infocrossing, Inc.*^	8,500	126,395
infoUSA, Inc.	33,900	326,118
Integral Systems, Inc.^	6,600	159,522
Keane, Inc.*	24,900	338,142
Lionbridge Technologies, Inc.*	92,700	471,843
ManTech International Corp., Class A*	23,700	791,817
MAXIMUS, Inc.^	26,000	896,480
MPS Group, Inc.*	87,067	1,231,998
Ness Technologies, Inc.*^	51,100	653,058
Perot Systems Corp., Class A*	70,100	1,252,687
RightNow Technologies, Inc.*^	21,950	359,541
Sapient Corp.*^	119,900	822,514
SI International, Inc.*	8,200	$235,422
SRA International, Inc., Class A*^	23,400	570,024
StarTek, Inc.	12,200	119,438
SYKES Enterprises, Inc.*	43,200	787,968
Syntel, Inc.^	12,100	419,265
Talx Corp.^	23,027	762,884
TNS, Inc.*	17,100	275,139
Tyler Technologies, Inc.*^	35,800	454,660
Wright Express Corp.*	31,800	964,494

		22,505,602

Semiconductors & Semiconductor Equipment (3.8%)
Actel Corp.*^	25,900	427,868
Advanced Analogic Technologies, Inc.*^	51,700	340,186
Advanced Energy Industries, Inc.*	17,600	370,304
AMIS Holdings, Inc.*	56,900	623,055
Amkor Technology, Inc.*	86,300	1,077,024
Anadigics, Inc.*^	58,800	695,016
Applied Micro Circuits Corp.*^	244,300	891,695
Asyst Technologies, Inc.*	85,200	598,956
Atheros Communications, Inc.*^	42,700	1,021,811
ATMI, Inc.*	28,020	856,571
Axcelis Technologies, Inc.*	129,050	985,942
Brooks Automation, Inc.*	49,502	848,959
Cabot Microelectronics Corp.*^	18,600	623,286
Cirrus Logic, Inc.*	39,300	301,038
Cohu, Inc.^	22,200	417,360
Conexant Systems, Inc.*^	362,600	598,290
Credence Systems Corp.*^	38,930	128,858
Cymer, Inc.*	27,800	1,155,090
Diodes, Inc.*^	12,050	419,943
DSP Group, Inc.*	13,600	258,400
Eagle Test Systems, Inc.*^	25,700	427,648
Emcore Corp.*^	28,000	140,000
Entegris, Inc.*	108,535	1,161,325
Exar Corp.*^	52,997	701,680
FEI Co.*	32,644	1,177,143
FormFactor, Inc.*	35,200	1,575,200
Genesis Microchip, Inc.*^	47,900	444,991
Hittite Microwave Corp.*	21,300	855,621
Ikanos Communications, Inc.*^	37,800	293,706
Intevac, Inc.*	28,500	751,545
IXYS Corp.*	29,400	300,762
Kopin Corp.*^	42,400	143,312
Kulicke & Soffa Industries, Inc.*	77,500	716,875
Lattice Semiconductor Corp.*	59,900	350,415
LTX Corp.*	85,600	523,872
Mattson Technology, Inc.*	68,400	622,440
Micrel, Inc.*^	52,100	574,142
Microsemi Corp.*^	61,772	1,285,475
Microtune, Inc.*^	32,100	132,252
MIPS Technologies, Inc.*	28,100	250,933
MKS Instruments, Inc.*	23,700	604,824
Monolithic Power Systems, Inc.*^	54,500	703,050
Netlogic Microsystems, Inc.*^	26,800	713,416
OmniVision Technologies, Inc.*^	30,500	395,280
ON Semiconductor Corp.*^	120,100	1,071,292
PDF Solutions, Inc.*^	13,420	151,512
Pericom Semiconductor Corp.*	23,000	224,940
Photronics, Inc.*^	30,100	468,055
PLX Technology, Inc.*^	25,200	245,448
RF Micro Devices, Inc.*^	127,000	791,210
Rudolph Technologies, Inc.*^	17,306	301,817
Semitool, Inc.*^	22,900	297,700
Semtech Corp.*	57,000	768,360
Sigma Designs, Inc.*^	26,200	688,012
Silicon Image, Inc.*	53,100	433,296
Silicon Storage Technology, Inc.*^	104,700	516,171

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
SiRF Technology Holdings, Inc.*^	42,500	$1,179,800
Skyworks Solutions, Inc.*	115,000	661,250
Standard Microsystems Corp.*	25,200	769,608
Supertex, Inc.*^	14,800	491,508
Tessera Technologies, Inc.*	36,400	1,446,536
Transwitch Corp.*	97,700	155,343
Trident Microsystems, Inc.*	38,700	776,322
TriQuint Semiconductor, Inc.*	173,921	869,605
Ultratech, Inc.*^	11,000	149,710
Varian Semiconductor Equipment Associates, Inc.*	43,200	2,306,016
Veeco Instruments, Inc.*	20,100	391,950
Virage Logic Corp.*^	15,700	114,139
Volterra Semiconductor Corp.*^	31,000	404,860
Zoran Corp.*	28,800	490,176

		43,650,195

Software (3.6%)
Advent Software, Inc.*^	13,900	484,693
Agile Software Corp.*^	30,000	208,500
Altiris, Inc.*	17,300	569,343
Ansoft Corp.*	10,800	341,712
Ansys, Inc.*	23,600	1,198,172
Aspen Technology, Inc.*	74,850	973,050
Blackbaud, Inc.	26,698	651,965
Blackboard, Inc.*^	16,900	568,347
Borland Software Corp.*^	107,966	568,980
Bottomline Technologies, Inc.*^	9,900	107,910
Commvault Systems, Inc.*^	27,900	451,980
Concur Technologies, Inc.*^	46,000	803,160
Convera Corp., Class A*	68,400	214,776
Epicor Software Corp.*	44,500	618,995
EPIQ Systems, Inc.*^	14,950	304,681
eSpeed, Inc., Class A*^	27,700	263,150
FalconStor Software, Inc.*	36,800	383,456
Hyperion Solutions Corp.*	45,600	2,363,448
i2 Technologies, Inc.*^	23,600	566,400
Informatica Corp.*^	61,700	828,631
InterVoice, Inc.*^	35,600	236,384
Jack Henry & Associates, Inc.	60,000	1,443,000
JDA Software Group, Inc.*	29,950	450,148
Kronos, Inc.*	24,187	1,294,005
Lawson Software, Inc.*^	76,000	614,840
Macrovision Corp.*	37,100	929,355
Magma Design Automation, Inc.*^	33,600	401,856
Manhattan Associates, Inc.*	20,700	567,801
Mapinfo Corp.*	11,300	227,469
Mentor Graphics Corp.*	52,300	854,582
Micros Systems, Inc.*	27,900	1,506,321
MicroStrategy, Inc., Class A*	7,000	884,730
Midway Games, Inc.*^	40,700	254,375
Net 1 UEPS Technologies, Inc.*^	38,800	965,344
NetScout Systems, Inc.*	12,700	114,935
Nuance Communications, Inc.*^	103,800	1,589,178
Opsware, Inc.*^	58,600	424,850
Parametric Technology Corp.*	87,840	1,676,866
Pegasystems, Inc.^	37,800	349,650
Progress Software Corp.*	27,800	867,360
QAD, Inc.	25,700	233,870
Quality Systems, Inc.^	7,600	304,000
Quest Software, Inc.*	55,400	901,358
Radiant Systems, Inc.*^	16,100	209,783
Renaissance Learning, Inc.^	39,700	522,849
Secure Computing Corp.*^	69,075	531,878
Sonic Solutions, Inc.*^	34,900	492,090
SPSS, Inc.*	24,600	888,060
Sybase, Inc.*	69,233	1,750,210
Take-Two Interactive Software, Inc.*^	59,100	$1,190,274
THQ, Inc.*	46,925	1,604,366
TIBCO Software, Inc.*	150,900	1,285,668
Transaction Systems Architects, Inc.*^	30,300	981,417
Ultimate Software Group, Inc.*^	30,400	796,176
Vasco Data Security International, Inc.*^	19,800	353,826
Wind River Systems, Inc.*	62,300	619,262
Witness Systems, Inc.*	43,500	1,172,325

		41,961,810

Total Information Technology		210,529,033

Materials (4.9%)
Chemicals (1.9%)
American Vanguard Corp.^	34,200	584,478
Arch Chemicals, Inc.	19,400	605,668
Balchem Corp.^	10,800	190,944
Calgon Carbon Corp.*^	60,300	501,093
CF Industries Holdings, Inc.	40,480	1,560,504
Ferro Corp.	34,600	747,706
Georgia Gulf Corp.	22,000	356,620
H.B. Fuller Co.	43,200	1,178,064
Hercules, Inc.*	89,600	1,750,784
Innospec, Inc.	8,140	469,190
Koppers Holdings, Inc.	36,500	936,590
Kronos Worldwide, Inc.^	13,847	448,781
MacDermid, Inc.	21,800	760,166
Minerals Technologies, Inc.	19,100	1,187,256
NewMarket Corp.	9,700	394,499
NL Industries, Inc.^	51,600	562,440
Olin Corp.	51,832	878,034
OM Group, Inc.*	19,300	862,324
Pioneer Cos., Inc.*	6,400	176,896
PolyOne Corp.*^	39,800	242,780
Rockwood Holdings, Inc.*	21,520	595,673
Schulman (A.), Inc.	20,400	480,624
Sensient Technologies Corp.	36,600	943,548
Spartech Corp.	23,600	692,424
Stepan Co.	23,400	614,250
Symyx Technologies, Inc.*^	16,272	288,340
Terra Industries, Inc.*^	68,200	1,193,500
Tronox, Inc., Class B^	21,300	297,774
W.R. Grace & Co.*^	48,600	1,284,012
Zoltek Cos., Inc.*^	23,600	824,348

		21,609,310

Construction Materials (0.2%)
Headwaters, Inc.*^	35,000	764,750
Texas Industries, Inc.	16,600	1,253,798
U.S. Concrete, Inc.*	27,433	214,526

		2,233,074

Containers & Packaging (0.6%)
AEP Industries, Inc.*	9,400	404,200
AptarGroup, Inc.	26,500	1,773,645
Caraustar Industries, Inc.*^	41,907	263,176
Chesapeake Corp.^	11,100	167,610
Graphic Packaging Corp.*	172,600	818,124
Greif, Inc., Class A	12,200	1,355,542
Myers Industries, Inc.	40,300	752,804
Rock-Tenn Co., Class A	26,600	883,120
Silgan Holdings, Inc.	18,900	965,979

		7,384,200

Metals & Mining (1.8%)
A.M. Castle & Co.^	32,100	942,456
AK Steel Holding Corp.*	83,000	1,941,370
AMCOL International Corp.^	9,900	293,535
Brush Engineered Materials, Inc.*	19,100	925,777

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Century Aluminum Co.*^	19,100	$895,408
Chaparral Steel Co.	36,300	2,111,571
Cleveland-Cliffs, Inc.^	33,800	2,163,538
Coeur d’Alene Mines Corp.*^	221,200	909,132
Compass Minerals International, Inc.	22,900	764,860
Gibraltar Industries, Inc.	13,150	297,453
Hecla Mining Co.*^	100,600	911,436
Metal Management, Inc.	19,700	910,140
NN, Inc.^	21,400	267,286
Olympic Steel, Inc.	18,400	570,216
Quanex Corp.	27,050	1,145,567
Royal Gold, Inc.^	8,400	252,840
RTI International Metals, Inc.*	16,300	1,483,463
Ryerson, Inc.^	20,500	812,210
Schnitzer Steel Industries, Inc.	17,650	709,001
Steel Technologies, Inc.^	16,300	482,154
Stillwater Mining Co.*^	47,929	608,219
Wheeling-Pittsburgh Corp.*^	12,400	293,756
Worthington Industries, Inc.^	54,600	1,123,668

		20,815,056

Paper & Forest Products (0.4%)
Bowater, Inc.^	37,900	902,778
Buckeye Technologies, Inc.*	30,400	394,592
Deltic Timber Corp.^	13,800	661,848
Glatfelter^	35,900	535,269
Mercer International, Inc.*^	21,800	260,728
Neenah Paper, Inc.^	19,400	770,956
Schweitzer-Mauduit International, Inc.	8,600	213,710
Wausau Paper Corp.	21,500	308,740

		4,048,621

Total Materials		56,090,261

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.2%)
Alaska Communications Systems Group, Inc.^	34,700	511,825
Cbeyond, Inc.*^	17,200	504,476
Cincinnati Bell, Inc.*	204,200	959,740
Cogent Communications Group, Inc.*	30,400	718,352
Consolidated Communications Holdings, Inc.	35,300	702,117
Covad Communications Group, Inc.*^	183,600	233,172
CT Communications, Inc.	19,500	469,950
FairPoint Communications, Inc.	33,400	641,614
General Communication, Inc., Class A*	41,150	576,100
Globalstar, Inc.*^	37,900	401,740
Golden Telecom, Inc.^	16,040	888,295
IDT Corp., Class B^	24,800	281,480
Iowa Telecommunications Services, Inc.^	25,800	516,000
North Pittsburgh Systems, Inc.^	17,500	380,975
NTELOS Holdings Corp.*	50,300	966,766
PAETEC Holding Corp.*^	52,130	546,322
Premiere Global Services, Inc.*	86,900	975,018
Shenandoah Telecommunications Co.^	3,800	178,942
SureWest Communications^	6,000	149,220
Time Warner Telecom, Inc., Class A*	109,250	2,269,123
Vonage Holdings Corp.*^	136,200	469,890

		13,341,117

Wireless Telecommunication Services (0.3%)
Centennial Communications Corp.*^	113,860	$937,068
Dobson Communications Corp., Class A*	112,100	962,939
FiberTower Corp.*^	84,600	439,074
InPhonic, Inc.*^	30,500	332,450
iPCS, Inc.*^	10,200	499,698
Syniverse Holdings, Inc.*^	36,940	389,347
USA Mobility, Inc.	12,875	256,599
Wireless Facilities, Inc.*^	56,000	72,800

		3,889,975

Total Telecommunication Services		17,231,092

Utilities (2.7%)
Electric Utilities (1.0%)
Allete, Inc.^	20,900	974,358
Cleco Corp.	41,600	1,074,528
Duquesne Light Holdings, Inc.^	63,500	1,256,665
El Paso Electric Co.*	37,000	974,950
Empire District Electric Co.^	19,500	483,600
IDACORP, Inc.	31,500	1,065,960
ITC Holdings Corp.	10,850	469,696
MGE Energy, Inc.^	9,700	343,962
Otter Tail Corp.	27,100	927,904
Portland General Electric Co.^	22,683	662,344
UIL Holdings Corp.	17,600	610,720
Unisource Energy Corp.	22,700	852,385
Westar Energy, Inc.	65,717	1,808,532

		11,505,604

Gas Utilities (0.9%)
Cascade Natural Gas Corp.	22,820	601,307
EnergySouth, Inc.^	9,061	379,928
Laclede Group, Inc.	15,700	487,956
New Jersey Resources Corp.	22,850	1,143,642
Nicor, Inc.^	31,800	1,539,756
Northwest Natural Gas Co.^	21,300	972,771
Piedmont Natural Gas Co.^	58,733	1,549,377
South Jersey Industries, Inc.	25,500	970,275
Southwest Gas Corp.	35,600	1,383,772
WGL Holdings, Inc.^	39,500	1,263,210

		10,291,994

Independent Power Producers & Energy Traders (0.0%)
Ormat Technologies, Inc.^	15,800	662,968

Multi-Utilities (0.6%)
Aquila, Inc.*	268,000	1,120,240
Avista Corp.	41,000	993,430
Black Hills Corp.	26,200	963,374
CH Energy Group, Inc.^	12,150	591,583
NorthWestern Corp.^	22,297	789,983
PNM Resources, Inc.	62,750	2,026,825

		6,485,435

Water Utilities (0.2%)
American States Water Co.^	10,650	392,665
California Water Service Group^	14,100	540,312
SJW Corp.^	9,460	382,941
Southwest Water Co.^	41,140	593,239

		1,909,157

Total Utilities		30,855,158

Total Common Stocks (99.3%) (Cost $980,991,740)		1,140,476,237

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
4.92%, 8/30/07 #(p)	$1,455,000	$1,425,415

Total Government Securities		1,425,415

Short-Term Investments of Cash Collateral for Securities Loaned (29.2%)
American Express Credit Corp.
5.32%, 6/12/07 (l)	10,000,000	10,000,000
American Honda Finance Corp.
5.36%, 9/11/08 (l)	2,500,000	2,500,000
Bank of Montreal/Chicago
5.35%, 3/12/09 (l)	5,000,000	5,000,000
Bear Stearns Cos., Inc.
5.54%, 4/6/07 (l)	10,000,000	10,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	4,000,000	4,000,000
Calyon/New York
5.37%, 10/14/08 (l)	9,996,663	9,996,663
CIC N.Y.
5.34%, 5/29/07 (l)	8,000,000	8,000,000
Citigroup Global Markets, Inc.
5.51%, 4/6/07 (l)	20,000,000	20,000,000
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	5,000,000	5,000,000
Deutsche Bank Securities Inc.
5.40%, 4/2/07	100,000,000	100,000,000
Dexia Credit Local de France
5.34%, 4/10/07 (l)	3,000,000	3,000,000
5.34%, 4/13/07 (l)	13,000,000	13,000,000
5.34%, 5/8/07 (l)	10,000,000	10,000,000
Five Finance, Inc.
5.38%, 6/19/08 (l)	9,997,598	9,997,598
Goldman Sachs Group, Inc.
5.60%, 12/28/07 (l)	5,000,000	5,000,000
5.56%, 4/30/08 (l)	12,000,000	12,000,000
Lehman Holdings
5.34%, 4/2/08 (l)	14,033,745	14,033,745
MBIA Global Funding LLC
5.37%, 9/25/08 (l)	10,000,000	10,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
5.40%, 3/26/10 (l)	3,000,000	3,000,000
Morgan Stanley
5.62%, 4/30/08 (l)	$5,000,000	$5,000,000
Natexis Banques Populaires N.Y.
5.34%, 4/5/07 (l)	18,000,000	18,000,000
New York Life Insurance Co.
5.41%, 6/29/07 (l)	4,000,000	4,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (l)(r)	33,603,095	33,603,095
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	5,000,000	5,000,000
Wells Fargo & Co.
5.55%, 3/27/09 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		335,131,101

Time Deposit (0.8%)
JPMorgan Chase Nassau
4.79%, 4/2/07	9,083,372	9,083,372

Total Short-Term Investments (30.1%) (Cost/Amortized Cost $345,639,364)		345,639,888

Total Investments (129.4%) (Cost/Amortized Cost $1,326,631,104)		1,486,116,125
Other Assets Less Liabilities (-29.4%)		(337,476,243)

Net Assets (100%)		$1,148,639,882

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreement is fully collateralized by U.S government and/or agency obligations based on market prices at the date of this portfolio of investments

At March 31, 2007 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/06	Unrealized Appreciation
Russell 2000 Index	32	June-07	$12,679,700	$12,928,000	$248,300

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$121,268,284
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	39,648,759

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$217,972,909
Aggregate gross unrealized depreciation	(58,547,482)

Net unrealized appreciation	$159,425,427

Federal income tax cost of investments	$1,326,690,698

At March 31, 2007, the Portfolio had loaned securities with a total value of $328,315,772. This was secured by collateral of $335,131,101 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $9,756, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s asset and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Household Durables (2.7%)
Pulte Homes, Inc.	234,280	$6,199,049

Internet & Catalog Retail (5.8%)
Amazon.com, Inc.*^	335,930	13,366,655

Total Consumer Discretionary		19,565,704

Consumer Staples (1.1%)
Food & Staples Retailing (1.1%)
Walgreen Co	54,380	2,495,498

Total Consumer Staples		2,495,498

Energy (6.4%)
Energy Equipment & Services (6.4%)
Schlumberger Ltd	215,585	14,896,924

Total Energy		14,896,924

Financials (18.6%)
Commercial Banks (4.1%)
Commerce Bancorp, Inc./ New Jersey^	284,920	9,510,630

Consumer Finance (2.6%)
SLM Corp	146,935	6,009,641

Insurance (7.4%)
American International Group, Inc.	34,750	2,335,895
Progressive Corp.	684,340	14,932,299

		17,268,194

Thrifts & Mortgage Finance (4.5%)
Countrywide Financial Corp	307,800	10,354,392

Total Financials		43,142,857

Health Care (16.4%)
Biotechnology (7.5%)
Amgen, Inc.*	18,527	1,035,289
Genentech, Inc.*	111,660	9,169,519
Genzyme Corp.*	120,800	7,250,416

		17,455,224

Health Care Equipment & Supplies (3.8%)
Varian Medical Systems, Inc.*	156,000	7,439,640
Zimmer Holdings, Inc.*	15,240	1,301,648

		8,741,288

Health Care Providers & Services (2.8%)
WellPoint, Inc.*	80,000	6,488,000

Health Care Technology (2.3%)
Cerner Corp.*^	98,700	5,374,215

Total Health Care		38,058,727

Industrials (10.0%)
Air Freight & Logistics (5.4%)
CH Robinson Worldwide, Inc	130,380	6,225,645
Expeditors International of Washington, Inc	152,790	6,313,283

		12,538,928

Industrial Conglomerates (4.6%)
General Electric Co	301,600	10,664,576

Total Industrials		23,203,504

Information Technology (36.9%)
Communications Equipment (6.5%)
QUALCOMM, Inc	356,340	15,201,464

Computers & Peripherals (6.8%)
Dell, Inc.*	174,400	4,047,824
Network Appliance, Inc.*	319,560	$11,670,331

		15,718,155

Internet Software & Services (13.4%)
eBay, Inc.*	352,100	11,672,115
Google, Inc., Class A*	35,710	16,360,894
VeriSign, Inc.*	22,751	571,505
Yahoo!, Inc.*	76,500	2,393,685

		30,998,199

Software (10.2%)
Autodesk, Inc.*	239,295	8,997,492
Salesforce.com, Inc.*^	342,300	14,657,286

		23,654,778

Total Information Technology		85,572,596

Total Common Stocks (97.9%)
(Cost $174,138,712)		226,935,810

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (16.7%)
American Express Credit Corp. 5.32%, 6/12/07 (l)	$1,000,000	1,000,000
CIC N.Y. 5.34%, 5/29/07 (l)	1,000,000	1,000,000
Deutsche Bank/London 5.34%, 8/20/07 (l)	1,000,000	1,000,000
Natexis Banques Populaires N.Y. 5.34%, 8/7/07 (l)	2,000,000	2,000,000
Nomura Securities Co., Ltd.,
Repurchase Agreement 5.41%, 4/2/07 (r)	32,034,802	32,034,802
Park Sienna LLC 5.30%, 5/4/07	743,437	743,437
Sun Trust Bank/Atlanta 5.33%, 7/30/07 (l)	1,000,000	1,000,000

Total Short-Term Investments of Cash
Collateral for Securities Loaned		38,778,239

Time Deposit (2.2%)
JPMorgan Chase Nassau 4.79%, 4/2/07	4,988,730	4,988,730

Total Short-Term Investments (18.9%)
(Amortized Cost $ 43,766,969)		43,766,969

Total Investments (116.8%)
(Cost/Amortized Cost $ 217,905,681)		270,702,779
Other Assets Less Liabilities (-16.8%)		(38,862,291)

Net Assets (100%)		$231,840,488

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.
(r)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,822,587
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$25,063,261

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,756,294
Aggregate gross unrealized depreciation	(8,959,196)

Net unrealized appreciation	$52,797,098

Federal income tax cost of investments	$217,905,681

At March 31, 2007, the Portfolio had loaned securities with a total value of $38,024,829. This was secured by collateral of $38,778,239 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $117,715,585 of which $57,167,971 expires in the year 2010, $42,657,049 expires in the year 2011, and $17,890,565 expires in the year 2012.

For the three months ended March 31, 2007, the Portfolio incurred approximately $122 as brokerage commissions with Cowen & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.1%)
Automobiles (3.2%)
Bayerische Motoren Werke (BMW) AG	50,000	$2,950,225
Harley-Davidson, Inc.	20,000	1,175,000
Peugeot S.A.	22,000	1,550,548

		5,675,773

Diversified Consumer Services (0.3%)
H&R Block, Inc.^	28,000	589,120

Hotels, Restaurants & Leisure (1.2%)
Accor S.A.	9,200	879,214
Compass Group plc	187,800	1,256,511

		2,135,725

Household Durables (0.9%)
Koninklijke Philips Electronics N.V.^	41,000	1,565,870

Internet & Catalog Retail (0.4%)
Expedia, Inc.*	33,900	785,802

Leisure Equipment & Products (1.4%)
Eastman Kodak Co.	80,000	1,804,800
FujiFilm Holdings Corp.	15,400	629,905

		2,434,705

Media (10.0%)
British Sky Broadcasting Group plc	90,000	998,881
Comcast Corp., Special Class A*	60,000	1,528,200
DIRECTV Group, Inc.*^	28,500	657,495
Interpublic Group of Cos., Inc.*^	100,000	1,231,000
Mediaset S.p.A.	60,000	652,830
News Corp., Class A	165,000	3,814,800
Pearson plc	60,000	1,029,579
Reed Elsevier N.V.	130,000	2,299,265
Time Warner, Inc.	180,000	3,549,600
Viacom, Inc., Class B*	45,000	1,849,950

		17,611,600

Specialty Retail (0.7%)
Chico's FAS, Inc.*^	50,000	1,221,500

Total Consumer Discretionary		32,020,095

Consumer Staples (1.7%)
Food Products (1.7%)
Nestle S.A. (Registered)	5,000	1,947,290
Unilever N.V. (CVA)	37,050	1,078,953

Total Consumer Staples		3,026,243

Energy (7.4%)
Oil, Gas & Consumable Fuels (7.4%)
BP plc	310,000	3,367,385
El Paso Corp.	150,000	2,170,500
ENI S.p.A.	50,000	1,627,066
Repsol YPF S.A.	30,500	1,028,364
Royal Dutch Shell plc, Class B	100,000	3,327,634
Total S.A.	22,000	1,541,437

Total Energy		13,062,386

Financials (21.7%)
Capital Markets (1.9%)
Bank of New York Co., Inc.	25,000	1,013,750
Nomura Holdings, Inc.	22,800	475,000
UBS AG (Registered)	30,000	1,782,496

		3,271,246

Commercial Banks (9.2%)
Banco Santander Central Hispano S.A.	19,200	342,662
Commerzbank AG	30,000	$1,327,300
HSBC Holdings plc	159,628	2,774,363
Intesa Sanpaolo S.p.A.	275,000	2,088,434
Kookmin Bank (ADR)	15,000	1,352,250
Mitsubishi UFJ Financial Group, Inc.	200	2,257,298
Royal Bank of Scotland Group plc.	60,000	2,342,529
Shinsei Bank Ltd.	300,000	1,438,391
UniCredito Italiano S.p.A.	250,000	2,379,483

		16,302,710

Diversified Financial Services (1.9%)
ING Groep N.V. (CVA)	80,000	3,382,372

Insurance (8.2%)
ACE Ltd.	22,000	1,255,320
American International Group, Inc.	45,000	3,024,900
Aviva plc	200,000	2,945,871
Muenchener Rueckversicherungs AG (Registered)	10,000	1,691,320
Standard Life plc	200,000	1,243,681
Swiss Reinsurance (Registered)	17,000	1,552,895
Torchmark Corp.	26,000	1,705,340
Willis Group Holdings Ltd.^	26,700	1,056,786

		14,476,113

Real Estate Management & Development (0.5%)
Cheung Kong Holdings Ltd.	41,000	518,961
Swire Pacific Ltd., Class A	33,500	376,009

		894,970

Total Financials		38,327,411

Health Care (10.3%)
Health Care Equipment & Supplies (1.1%)
Boston Scientific Corp.*	130,000	1,890,200

Pharmaceuticals (9.2%)
Bristol-Myers Squibb Co.	27,300	757,848
GlaxoSmithKline plc	90,000	2,474,178
Merck & Co., Inc.	64,000	2,826,880
Novartis AG (Registered)	40,000	2,294,367
Pfizer, Inc.	130,000	3,283,800
Sanofi-Aventis	38,000	3,304,626
Takeda Pharmaceutical Co., Ltd.	20,000	1,311,948

		16,253,647

Total Health Care		18,143,847

Industrials (10.0%)
Aerospace & Defense (0.6%)
Rolls-Royce Group plc	100,000	972,610
Rolls-Royce Group plc, Class B	667,940	1,341

		973,951

Air Freight & Logistics (1.7%)
Deutsche Post AG (Registered)	100,000	3,027,036

Building Products (1.0%)
American Standard Cos., Inc.	35,000	1,855,700

Industrial Conglomerates (6.0%)
General Electric Co.	100,000	3,536,000
Siemens AG (Registered)	31,000	3,313,736
Tyco International Ltd.	120,000	3,786,000

		10,635,736

Machinery (0.7%)
Ebara Corp.	250,000	1,185,930

Total Industrials		17,678,353

Information Technology (11.7%)
Computers & Peripherals (1.7%)
Seagate Technology ^	130,000	3,029,000

IT Services (2.4%)
Accenture Ltd., Class A	60,000	2,312,400

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Data Systems Corp.	70,000	$1,937,600

		4,250,000

Office Electronics (0.5%)
Konica Minolta Holdings, Inc.	60,000	788,188

Semiconductors & Semiconductor Equipment (2.2%)
Infineon Technologies AG*	51,600	803,033
Samsung Electronics Co., Ltd. (GDR) (b)	10,000	3,032,554

		3,835,587

Software (4.9%)
Cadence Design Systems, Inc.*^	50,000	1,053,000
Microsoft Corp.	145,000	4,041,150
Oracle Corp.*	200,000	3,626,000

		8,720,150

Total Information Technology		20,622,925

Materials (2.7%)
Paper & Forest Products (2.7%)
International Paper Co.^	40,000	1,456,000
Stora Enso Oyj	75,000	1,302,454
Svenska Cellulosa AB, Class B	13,800	739,130
UPM-Kymmene Oyj	50,000	1,273,733

Total Materials		4,771,317

Telecommunication Services (4.7%)
Diversified Telecommunication Services (2.4%)
France Telecom S.A.	80,000	2,112,780
Singapore Telecommunications Ltd.	1,000,000	2,161,949

		4,274,729

Wireless Telecommunication Services (2.3%)
SK Telecom Co., Ltd. (ADR)	50,000	1,171,000
Vodafone Group plc	1,102,497	2,939,738

		4,110,738

Total Telecommunication Services		8,385,467

Total Common Stocks (88.3%) (Cost $153,220,344)		156,038,044

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (5.5%)
Federal Home Loan Bank 5.00%, 4/2/07 (o)(p)	$6,813,000	$6,811,107
U.S. Treasury Bills
4.83%, 4/5/07^(p)	76,000	75,949
4.87%, 4/12/07^(p)	1,374,000	1,371,774
4.90%, 4/19/07 (p)	730,000	728,117
(When Issued)
4.87%, 5/3/07^(p)	777,000	773,549

Total Government Securities		9,760,496

Short-Term Investment of Cash Collateral for Securities Loaned (5.2%)
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	9,222,475	9,222,475

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.79%, 4/2/07	2,410	2,410

Total Short-Term Investments (10.7%) (Cost/Amortized Cost $ 18,986,583)		18,985,381

Total Investments (99.0%) (Cost/Amortized Cost $ 172,206,927)		175,023,425
Other Assets Less Liabilities (1.0%)		1,735,586

Net Assets (100%)		$176,759,011

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid security.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$86,846,717
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$725,435

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,635,906
Aggregate gross unrealized depreciation	(2,819,566)

Net unrealized appreciation	$2,816,340

Federal income tax cost of investments	$172,207,085

At March 31, 2007, the Portfolio had loaned securities with a total value of $11,186,625. This was secured by collateral of $9,222,475 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $ 2,266,174 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.2%)
Auto Components (3.5%)
BorgWarner, Inc.^	33,500	$2,526,570
Johnson Controls, Inc.	51,400	4,863,468

		7,390,038

Automobiles (0.7%)
Harley-Davidson, Inc.	24,000	1,410,000

Diversified Consumer Services (0.2%)
H&R Block, Inc.	16,700	351,368

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	74,000	3,467,640

Household Durables (0.9%)
Fortune Brands, Inc.	25,800	2,033,556

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*^	40,300	1,603,537

Media (4.9%)
McGraw-Hill Cos., Inc.	22,700	1,427,376
News Corp., Class A	77,700	1,796,424
Omnicom Group, Inc.	32,700	3,347,826
R.H. Donnelley Corp.^	29,611	2,099,124
Viacom, Inc., Class B*	44,500	1,829,395

		10,500,145

Specialty Retail (2.1%)
Chico's FAS, Inc.*^	57,100	1,394,953
Home Depot, Inc.	82,500	3,031,050

		4,426,003

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.*	28,000	1,401,400

Total Consumer Discretionary		32,583,687

Consumer Staples (4.2%)
Beverages (1.5%)
Anheuser-Busch Cos., Inc.	30,400	1,533,984
Constellation Brands, Inc., Class A*^	78,000	1,652,040

		3,186,024

Food & Staples Retailing (2.7%)
Costco Wholesale Corp.	56,100	3,020,424
Sysco Corp.	84,300	2,851,869

		5,872,293

Total Consumer Staples		9,058,317

Energy (5.6%)
Energy Equipment & Services (3.0%)
ENSCO International, Inc.	40,000	2,176,000
GlobalSantaFe Corp.	37,300	2,300,664
Halliburton Co.^	62,000	1,967,880

		6,444,544

Oil, Gas & Consumable Fuels (2.6%)
Chevron Corp.	18,300	1,353,468
EOG Resources, Inc.	27,300	1,947,582
Exxon Mobil Corp.	28,500	2,150,325

		5,451,375

Total Energy		11,895,919

Financials (22.4%)
Capital Markets (6.0%)
Mellon Financial Corp.	108,500	4,680,690
Morgan Stanley	102,300	8,057,148

		12,737,838

Commercial Banks (6.7%)
City National Corp./California^	14,400	1,059,840
Fifth Third Bancorp	86,400	3,342,816
PNC Financial Services Group, Inc.	37,700	2,713,269
Wells Fargo & Co.	208,700	$7,185,541

		14,301,466

Diversified Financial Services (6.0%)
Citigroup, Inc.	170,300	8,743,202
JPMorgan Chase & Co.	86,800	4,199,384

		12,942,586

Insurance (2.6%)
Allstate Corp.	34,000	2,042,040
American International Group, Inc.	20,900	1,404,898
Hartford Financial Services Group, Inc.	23,400	2,236,572

		5,683,510

Thrifts & Mortgage Finance (1.1%)
Freddie Mac	38,100	2,266,569

Total Financials		47,931,969

Health Care (15.0%)
Biotechnology (2.4%)
Cephalon, Inc.*^	12,700	904,367
Genzyme Corp.*	59,200	3,553,184
Millennium Pharmaceuticals, Inc.*^	66,400	754,304

		5,211,855

Health Care Equipment & Supplies (1.3%)
Medtronic, Inc.	54,700	2,683,582

Health Care Providers & Services (2.5%)
Medco Health Solutions, Inc.*	34,800	2,524,044
UnitedHealth Group, Inc.	53,200	2,818,004

		5,342,048

Life Sciences Tools & Services (0.4%)
Waters Corp.*	16,100	933,800

Pharmaceuticals (8.4%)
Allergan, Inc.	42,400	4,698,768
Bristol-Myers Squibb Co.	101,100	2,806,536
Johnson & Johnson	45,700	2,753,882
Merck & Co., Inc.	66,700	2,946,139
Wyeth	94,200	4,712,826

		17,918,151

Total Health Care		32,089,436

Industrials (12.1%)
Aerospace & Defense (0.9%)
Northrop Grumman Corp.	26,400	1,959,408

Air Freight & Logistics (1.7%)
FedEx Corp.	32,800	3,523,704

Building Products (1.8%)
Masco Corp.	143,900	3,942,860

Industrial Conglomerates (2.5%)
General Electric Co.	152,700	5,399,472

Machinery (3.2%)
Illinois Tool Works, Inc.	81,000	4,179,600
PACCAR, Inc.	35,900	2,635,060

		6,814,660

Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	53,300	4,286,919

Total Industrials		25,927,023

Information Technology (13.4%)
Computers & Peripherals (0.7%)
Dell, Inc.*	62,200	1,443,662

Internet Software & Services (0.8%)
Yahoo!, Inc.*	53,400	1,670,886

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductors Equipment (5.6%)
Analog Devices, Inc.	76,200	$2,628,138
Intel Corp.	205,500	3,931,215
Linear Technology Corp.	50,600	1,598,454
National Semiconductor Corp.	68,600	1,656,004
Xilinx, Inc.	87,200	2,243,656

		12,057,467

Software (6.3%)
BEA Systems, Inc.*^	79,000	915,610
McAfee, Inc.*	41,700	1,212,636
Microsoft Corp.	259,000	7,218,330
Red Hat, Inc.*^	54,700	1,254,271
Symantec Corp.*	160,834	2,782,428

		13,383,275

Total Information Technology		28,555,290

Telecommunication Services (3.9%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	86,100	3,394,923
Embarq Corp.	11,111	626,105

		4,021,028

Wireless Telecommunication Services (2.0%)
Sprint Nextel Corp.	222,234	4,213,556

Total Telecommunication Services		8,234,584

Utilities (6.4%)
Electric Utilities (4.6%)
American Electric Power Co., Inc.	43,300	2,110,875
Exelon Corp.	87,800	6,032,738
Northeast Utilities	22,500	737,325
Pepco Holdings, Inc.^	33,800	980,876

		9,861,814

Multi-Utilities (1.8%)
NiSource, Inc.	51,700	1,263,548
Sempra Energy	41,100	2,507,511

		3,771,059

Total Utilities		13,632,873

Total Common Stocks (98.2%) (Cost $177,471,708)		209,909,098

INVESTMENT COMPANY:
Exchange-Traded Fund (1.3%)
S&P 500 Depositary Receipts^ (Cost $2,821,243)	20,000	$2,841,000

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.3%)
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	$450,000	450,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	14,013,254	14,013,254
Park Sienna LLC
5.30%, 5/4/07	495,625	495,625
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	500,000	500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		15,458,879

Time Deposit (0.6%)
JPMorgan Chase Nassau
4.79%, 4/2/07	1,330,971	1,330,971

Total Short-Term Investments (7.9%) (Amortized Cost $ 16,789,850)		16,789,850

Total Investments (107.4%) (Cost/Amortized Cost $ 197,082,801)		229,539,948
Other Assets Less Liabilities (-7.4%)		(15,907,839)

Net Assets (100%)		$213,632,109

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$19,051,679
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$12,555,893

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federalincome tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,916,637
Aggregate gross unrealized depreciation	(3,459,490)

Net unrealized appreciation	$32,457,147

Federal income tax cost of investments	$197,082,801

At March 31, 2007, the Portfolio had loaned securities with a total value of $15,176,940. This was secured by collateral of $15,458,879 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $20 as brokerage commissions with UBS AG, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.9%)
Internet & Catalog Retail (1.3%)
Liberty Media Corp., Interactive, Class A*^	169,775	$4,044,040

Media (9.9%)
Clear Channel Communications, Inc.	49,499	1,734,445
Comcast Corp., Class A*	261,750	6,792,413
Gannett Co., Inc.	24,700	1,390,363
Liberty Media Corp., Capital Series, Class A*	37,555	4,153,207
News Corp., Class B^	129,400	3,166,418
Time Warner, Inc.	369,500	7,286,540
Viacom, Inc., Class B*	157,700	6,483,047
Walt Disney Co.	8,300	285,769

		31,292,202

Specialty Retail (0.7%)
Home Depot, Inc.	29,700	1,091,178
Lowe's Cos., Inc.	42,400	1,335,176

		2,426,354

Total Consumer Discretionary		37,762,596

Consumer Staples (15.6%)
Beverages (3.4%)
Anheuser-Busch Cos., Inc.	42,400	2,139,504
Coca-Cola Co.	181,300	8,702,400

		10,841,904

Food & Staples Retailing (3.6%)
CVS/Caremark Corp.	122,800	4,192,392
Wal-Mart Stores, Inc.	155,600	7,305,420

		11,497,812

Food Products (4.9%)
Cadbury Schweppes plc (ADR)^	109,600	5,630,152
Kraft Foods, Inc., Class A^	115,000	3,640,900
Unilever N.V. (N.Y. Shares)	217,000	6,340,740

		15,611,792

Household Products (2.0%)
Kimberly-Clark Corp.	90,500	6,198,345

Tobacco (1.7%)
Altria Group, Inc.	60,600	5,321,286

Total Consumer Staples		49,471,139

Financials (25.0%)
Capital Markets (2.6%)
Bank of New York Co., Inc.	134,900	5,470,195
Merrill Lynch & Co., Inc.	33,200	2,711,444

		8,181,639

Commercial Banks (4.9%)
Barclays plc (ADR)^	9,700	552,318
PNC Financial Services Group, Inc.	6,300	453,411
SunTrust Banks, Inc.	11,000	913,440
U.S. Bancorp	42,300	1,479,231
Wachovia Corp.	145,200	7,993,260
Wells Fargo & Co.^	121,300	4,176,359

		15,568,019

Diversified Financial Services (8.8%)
Bank of America Corp.	193,100	9,851,962
Citigroup, Inc.	249,200	12,793,928
JPMorgan Chase & Co.	109,900	5,316,962

		27,962,852

Insurance (6.1%)
Aflac, Inc.	37,200	1,750,632
American International Group, Inc.	55,300	3,717,266
Berkshire Hathaway, Inc., Class B*	300	1,092,000
Chubb Corp.	118,680	6,132,196
Genworth Financial, Inc., Class A	29,000	$1,013,260
Hartford Financial Services Group, Inc.	12,800	1,223,424
MetLife, Inc.	36,500	2,304,975
Travelers Cos., Inc.	42,000	2,174,340

		19,408,093

Thrifts & Mortgage Finance (2.6%)
Fannie Mae	34,200	1,866,636
Freddie Mac	104,400	6,210,756

		8,077,392

Total Financials		79,197,995

Health Care (19.0%)
Health Care Equipment & Supplies (0.7%)
Boston Scientific Corp.*	155,000	2,253,700

Health Care Providers & Services (1.1%)
Cardinal Health, Inc.	47,000	3,428,650

Pharmaceuticals (17.2%)
Abbott Laboratories	84,000	4,687,200
Bristol-Myers Squibb Co.	337,800	9,377,328
Eli Lilly & Co.	123,500	6,633,185
GlaxoSmithKline plc (ADR)	125,400	6,929,604
Pfizer, Inc.	222,200	5,612,772
Roche Holding AG (ADR)	54,100	4,787,850
Sanofi-Aventis (ADR)^	51,100	2,223,361
Schering-Plough Corp	239,100	6,099,441
Wyeth	159,800	7,994,794

		54,345,535

Total Health Care		60,027,885

Industrials (1.5%)
Aerospace & Defense (0.1%)
L-3 Communications Holdings, Inc.	2,800	244,916

Airlines (0.3%)
Southwest Airlines Co.	75,300	1,106,910

Industrial Conglomerates (1.1%)
General Electric Co.	99,700	3,525,392

Total Industrials		4,877,218

Information Technology (6.6%)
Communications Equipment (0.6%)
Cisco Systems, Inc.*	32,900	839,937
Telefonaktiebolaget LM Ericsson (Sponsored ADR)	27,100	1,005,139

		1,845,076

Computers & Peripherals (2.7%)
Dell, Inc.*	163,000	3,783,230
Hewlett-Packard Co.	34,100	1,368,774
International Business Machines Corp.	35,800	3,374,508

		8,526,512

IT Services (0.7%)
First Data Corp.	35,600	957,640
Western Union Co.	50,800	1,115,060

		2,072,700

Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	122,800	2,349,164
KLA-Tencor Corp.	18,000	959,760
Texas Instruments, Inc.	51,900	1,562,190

		4,871,114

Software (1.1%)
McAfee, Inc.*	52,000	1,512,160
Microsoft Corp.	72,000	2,006,640

		3,518,800

Total Information Technology		20,834,202

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (8.5%)
Chemicals (3.2%)
E.I. du Pont de Nemours & Co.	155,200	$7,671,536
Rohm & Haas Co.	45,400	2,348,088

		10,019,624

Metals & Mining (2.2%)
Alcoa, Inc.	204,800	6,942,720

Paper & Forest Products (3.1%)
International Paper Co.	274,645	9,997,078

Total Materials		26,959,422

Telecommunication Services (4.9%)
Diversified Telecommunication Services (4.5%)
AT&T, Inc.	140,100	5,524,143
Verizon Communications, Inc.	229,100	8,687,472

		14,211,615

Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	65,800	1,247,568

Total Telecommunication Services		15,459,183

Utilities (0.3%)
Electric Utilities (0.3%)
American Electric Power Co., Inc.	16,000	780,000

Total Utilities		780,000

Total Common Stocks (93.3%) (Cost $268,959,341)		295,369,640

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (6.0%)
Federal Home Loan Bank
4.97%, 4/2/07 (o)(p)	$19,000,000	18,994,754

Short-Term Investments of Cash Collateral for Securities Loaned (3.7%)
American Express Credit Corp.
5.32%, 6/12/07 (l)	500,000	500,000
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	$500,000	$500,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	9,657,817	9,657,817
Park Sienna LLC
5.30%, 5/4/07	495,625	495,625
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	500,000	500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		11,653,442

Time Deposit (0.1%)
JPMorgan Chase Nassau
4.79%, 4/2/07	467,219	467,219

Total Short-Term Investments (9.8%) (Cost/Amortized Cost $ 31,118,038)		31,115,415

Total Investments (103.1%) (Cost/Amortized Cost $ 300,077,379)		326,485,055
Other Assets Less Liabilities (-3.1%)		(9,784,236)

Net Assets (100%)		$316,700,819

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2007.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$44,038,159
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$13,970,817

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,393,689
Aggregate gross unrealized depreciation	(2,167,366)

Net unrealized appreciation	$26,226,323

Federal income tax cost of investments	$300,258,732

At March 31, 2007, the Portfolio had loaned securities with a total value of $11,507,107. This was secured by collateral of $11,653,442 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $449 as brokerage commissions with Morgan Stanley & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.4%)
Banco Macro S.A. (ADR)	312,900	$10,619,826

Austria (1.3%)
Erste Bank der Oesterreichischen Sparkassen AG	155,231	12,089,399
Raiffeisen International Bank Holding AG	137,005	19,286,452

		31,375,851

Bermuda (1.5%)
Central European Media Enterprises Ltd.*	313,000	27,700,500
Credicorp Ltd.	196,513	9,576,078

		37,276,578

Brazil (11.4%)
All America Latina Logistica S.A.	1,083,200	13,133,202
Banco Itau Holding Financeira S.A. (ADR)	639,008	22,250,259
Banco Itau Holding Financeira S.A. (Preference)	198,847	6,939,329
CIA Energetica De Minas Gerais (ADR)	427,599	20,802,691
Cia Vale do Rio Doce (Preference ADR)	2,058,814	64,399,702
Cia Vale do Rio Doce (Preference)	10,628	332,206
Cyrela Brazil Realty S.A.	110,200	1,022,678
Gafisa S.A. (ADR)*	211,400	5,390,700
Gerdau S.A. (Preference)	221,525	4,059,983
Gerdau S.A. (ADR)	602,682	10,926,625
Investimentos Itau S.A. (Preference)	2,233,600	12,467,311
Lojas Americanas S.A. (Preference)	128,793,362	8,126,553
Lojas Arapua S.A. (Preference)*† (b)	1,248,000	—
Natura Cosmeticos S.A.	540,000	6,080,668
NET Servicos de Comunicacao S.A. (Preference)*	639,556	8,654,478
Petroleo Brasileiro S.A. (Preference ADR)	547,214	48,893,571
Petroleo Brasileiro S.A. (Preference)	284,864	6,379,471
Tam S.A. (ADR)	607,969	16,147,657
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	312,427	27,324,865
Unibanco-Uniao de Bancos Brasileiros S.A.	187,686	1,657,044

		284,988,993

China (9.3%)
Air China Ltd., Class H^	20,840,000	14,429,436
Bank of China Ltd., Class H*^	20,820,000	10,365,368
China Coal Energy Co.*	25,015,000	26,732,610
China Communications Construction Co., Ltd., Class H*	12,519,000	15,092,978
China Construction Bank Corp., Class H^	75,769,000	43,346,443
China Life Insurance Co., Ltd., Class H	3,821,000	10,978,620
China Shipping Development Co., Ltd., Class H^	9,146,000	13,952,815
Dongfeng Motor Group Co., Ltd., Class H*^	19,977,000	10,891,664
Harbin Power Equipment	7,391,000	8,324,157
Industrial & Commercial Bank of China Ltd., Class H*^	37,754,000	$21,163,694
Maanshan Iron & Steel, Class H	20,983,000	13,776,514
PetroChina Co., Ltd., Class H^	16,284,000	19,319,470
PICC Property & Casualty Co., Ltd., Class H*^	22,192,000	12,724,152
Ping An Insurance Group Co. of China Ltd., Class H^§	2,403,000	11,778,959

		232,876,880

Colombia (0.4%)
BanColombia S.A. (ADR)	390,710	10,818,760

Czech Republic (0.9%)
CEZ A/S	264,666	11,878,321
Zentiva N.V.	145,224	9,995,813

		21,874,134

Egypt (0.8%)
Orascom Telecom Holding SAE	43,900	3,044,735
Orascom Telecom Holding SAE (GDR)	253,078	17,552,528

		20,597,263

Hong Kong (3.8%)
China Mobile Ltd.	2,525,000	22,960,421
China Netcom Group Corp. Hong Kong Ltd.^	6,428,000	16,782,645
China Power International Development Ltd.	19,478,000	9,447,958
China Resources Power Holdings Co.	7,760,000	11,897,971
Cosco Pacific Ltd.	4,276,000	10,594,914
Global Bio-Chem Technology Group Co., Ltd.^	5,231,000	1,338,965
GOME Electrical Appliances Holdings Ltd.^	12,190,000	13,557,445
Moulin Global Eyecare Holdings*	1,136,000	—
Shenzhen Investment Ltd.	17,791,000	9,085,057

		95,665,376

Hungary (0.8%)
OTP Bank Nyrt	433,047	19,840,733

India (7.4%)
Aban Offshore Ltd.	124,500	5,801,359
ABB Ltd.	162,390	13,262,068
Bharat Heavy Electricals, Ltd.	316,044	16,442,795
Bharti Airtel Ltd.*	1,351,200	23,913,738
Cipla Ltd.	1,175,100	6,402,017
Container Corp. of India	137,942	6,182,239
Deccan Chronicle Holdings Ltd.	1,393,925	5,059,372
Glenmark Pharmaceuticals Ltd.	629,554	8,853,443
Gujarat Ambuja Cements Ltd.	1,238,600	3,040,576
Gujarat Ambuja Cements Ltd. (GDR)	1,149,500	2,873,750
HCL Technologies Ltd.	1,404,900	9,418,794
HDFC Bank Ltd.	425,200	9,334,052
ICICI Bank Ltd.	266,200	5,269,860
ICICI Bank Ltd. (ADR)	232,200	8,533,350
Infosys Technologies Ltd.	624,260	28,992,579
Infosys Technologies Ltd. (ADR)	106,100	5,331,525
ITC Ltd.	1,225,600	4,262,037
ITC Ltd. (GDR)	435,000	1,500,750
Mahindra & Mahindra Ltd.	278,500	5,000,377
Maruti Udyog Ltd.	424,800	8,016,127
UTI Bank Ltd.	539,937	6,091,915

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
UTI Bank Ltd. (GDR) (b)	158,000	$1,856,500

		185,439,223

Indonesia (3.0%)
PT Astra International Tbk	7,206,900	10,425,324
PT Bank Central Asia Tbk	14,554,000	8,134,290
PT Bank Mandiri Persero Tbk	13,394,000	3,669,589
PT Bank Rakyat Indonesia	14,326,000	7,928,362
PT Indocement Tunggal Prakarsa Tbk	44,500	24,871
PT Indofood Sukses Makmur Tbk	21,700,000	3,614,685
PT International Nickel Indonesia Tbk	877,000	5,223,556
PT Telekomunikasi Indonesia Tbk	27,895,500	30,111,855
PT United Tractors Tbk	8,796,500	7,133,600

		76,266,132

Luxembourg (0.0%)
Tenaris S.A. (ADR)	21,200	973,080

Malaysia (0.6%)
Kuala Lumpur Kepong Bhd	1,680,000	5,830,802
Public Bank Bhd	1,729,000	4,500,651
YTL Corp. Bhd	1,621,000	3,211,526

		13,542,979

Mexico (10.0%)
America Movil S.A. de C.V., Series L (ADR)	1,777,680	84,955,327
Cemex S.A.B. de C.V. (Sponsored ADR)*	427,200	13,990,800
Corp GEO S.A.B. de C.V.*	2,224,781	12,899,326
Grupo Financiero Banorte S.A.B. de C.V.	4,445,100	21,061,195
Grupo Televisa S.A. (ADR)	1,955,287	58,267,553
Urbi Desarrollos Urbanos S.A. de C.V.*	1,865,200	7,713,757
Wal-Mart de Mexico S.A. de C.V., Series C (ADR)	71,399	3,055,927
Wal-Mart de Mexico S.A. de C.V., Series V	11,542,380	49,282,483

		251,226,368

Morocco (1.2%)
Banque Marocaine du Commerce Exterieur	77,370	20,077,359
Douja Promotion Groupe Addoha S.A.*	31,000	10,783,995

		30,861,354

Netherlands (0.2%)
Efes Breweries International N.V. (GDR) (b)*	189,538	5,051,188

Phillippines (0.4%)
Ayala Corp.	480,670	5,578,761
Philippines Long Distance Telephone Co.	103,050	5,392,772

		10,971,533

Poland (4.9%)
Bank Handlowy w Warszawie S.A.	464,149	15,505,306
Bank Millennium S.A.	5,387,874	20,827,827
Bank Pekao S.A.	343,578	30,563,214
Bank Zachodni WBK S.A.	52,985	4,943,949
Budimex S.A.*	109,904	3,853,683
Multimedia Polska S.A.*	1,799,748	8,144,781
PBG S.A.*	32,909	4,148,442
Polimex Mostostal S.A.	19,913	1,487,266
Powszechna Kasa Oszczednosci Bank Polski S.A.	499,850	$8,326,516
TVN S.A.*	2,661,537	24,199,970

		122,000,954

Russia (12.6%)
CTC Media, Inc.*	895,385	22,993,487
Evraz Group S.A. (GDR)	402,053	13,500,940
LUKOIL (ADR)	281,346	24,223,890
Mechel (ADR)	233,964	7,779,303
MMC Norilsk Nickel (ADR)	114,999	21,832,560
NovaTek OAO (GDR)^	473,517	27,463,986
OAO Gazprom (ADR)	248,500	10,412,150
OAO Gazprom (Sponsored ADR)	892,476	37,245,301
Sberbank RF (GDR) (b)*^	68,563	27,828,579
Sberbank RF, Class S	5,558	19,814,270
TMK OAO (GDR) (b)*	447,505	14,767,665
TMK OAO (GDR)*^	186,275	6,258,840
Unified Energy System (GDR)	377,670	51,174,285
Wimm-Bill-Dann Foods OJSC (ADR)	389,079	31,071,849

		316,367,105

South Africa (6.6%)
Allied Electronics Corp., Ltd., Series N (Preference)*	1,302,036	7,879,162
Aveng Ltd.	1,361,830	8,635,217
Barloworld Ltd.	465,997	11,626,640
Group Five Ltd.	1,457,600	11,372,274
Massmart Holdings Ltd.	1,444,400	16,794,423
Mittal Steel South Africa, Ltd.	745,700	12,128,354
Mr Price Group Ltd.	3,337,900	13,711,409
MTN Group Ltd.	3,619,900	49,150,203
Murray & Roberts Holdings Ltd.	1,586,847	12,240,672
Naspers Ltd., Class N	863,620	20,892,592
Sanlam Ltd.	6,840	18,857

		164,449,803

South Korea (10.3%)
Amorepacific Corp.	16,271	8,958,735
Cheil Communications, Inc.	29,928	7,475,638
Cheil Industries, Inc.	224,810	9,020,597
Doosan Infracore Co., Ltd.	344,000	8,775,510
GS Engineering & Construction Corp.	181,340	16,229,622
Honam Petrochemical Corp.	42,068	3,644,284
Hyundai Engineering & Construction Co., Ltd.*	145,690	7,851,279
Hyundai Heavy Industries Co., Ltd.	12,482	2,494,277
Hyundai Mipo Dockyard	71,065	13,105,631
Kookmin Bank	389,400	34,933,418
LG Corp.	298,460	10,104,115
LG Petrochemical Co. Ltd.	165,943	4,894,683
NHN Corp.*	115,700	16,971,301
Orion Corp.	36,806	9,115,431
Samsung Electronics Co., Ltd.	38,757	23,193,230
Samsung Electronics Co., Ltd. (Preference)	21,484	10,104,879
Samsung Fire & Marine Insurance Co., Ltd.*	80,420	13,463,170
Shinhan Financial Group Co., Ltd.	481,420	27,632,525
Shinsegae Co., Ltd.	21,920	12,581,633
SSCP Co., Ltd.*	114,396	3,276,969

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Woongjin Coway Co., Ltd.	519,180	$14,568,826

		258,395,753

Taiwan (6.8%)
Cathay Financial Holding Co., Ltd.	4,985,750	10,350,569
Chang Hwa Commercial Bank*	7,077,000	4,266,474
Delta Electronics, Inc.	7,753,058	25,068,814
Eternal Chemical Co., Ltd.	4,907,000	8,274,223
Evergreen Marine Corp Taiwan Ltd.	9,715,000	6,194,443
Everlight Electronics Co., Ltd.	2,985,460	11,637,989
Far Eastern Textile Co., Ltd.	6,880,120	5,925,403
Formosa Chemicals and Fibre Corp.	3,290,000	6,313,157
Foxconn Technology Co., Ltd.	521,000	5,911,867
High Tech Computer Corp.	491,800	7,579,415
Hon Hai Precision Industry Co., Ltd.	2,752,160	18,463,058
MediaTek, Inc.	1,684,900	19,347,939
Shin Kong Financial Holdings Co., Ltd.	733,966	650,970
Siliconware Precision Industries Co.	4,220,000	7,906,443
Transcend Information, Inc.	2,438,258	9,210,149
Tripod Technology Corp.	1,737,500	7,140,699
TXC Corp.	2,199,000	4,100,033
Wistron Corp.	2,248,525	3,410,974
Yang Ming Marine Transport Corp.	12,545,000	8,643,358

		170,395,977

Thailand (0.3%)
Bangkok Bank PCL (Foreign)	1,476,900	4,766,915
Kasikornbank PCL (Foreign)	1,837,300	3,516,113

		8,283,028

Turkey (3.1%)
Aksigorta A.S.	991,000	4,876,688
BIM Birlesik Magazalar A.S.	234,251	13,799,269
Coca-Cola Icecek A.S.*	1,478,923	11,899,380
Turkiye Garanti Bankasi A.S.	4,833,352	21,701,473
Turkiye Is Bankasi	2,362,893	11,373,120
Yapi Ve Kredi Bankasi A.S.*	7,026,029	14,940,406

		78,590,336

Total Common Stocks (98.0%) (Cost $1,871,204,398)		2,458,749,207

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.1%)
ANZ National Bank Ltd. 5.37%, 3/06/09 (l)	$3,997,897	3,997,897
Bear Stearns Cos., Inc. 5.54%, 4/6/07 (l)	10,000,000	10,000,000
Beta Finance, Inc. 5.39%, 2/17/09 (l)	5,995,727	5,995,727
BNP Paribas N.Y. 5.35%, 2/22/08 (l)	2,000,000	2,000,000
CC USA, Inc. 5.39%, 2/12/09 (l)	9,992,841	9,992,841
Deutsche Bank AG/London 5.34%, 8/20/07 (l)	5,000,000	5,000,000
Dexia Credit Local de France 5.34%, 4/13/07 (l)	5,000,000	5,000,000
Fenway Funding LLC 5.34%, 5/10/07	$9,868,250	$9,868,250
Five Finance, Inc. 5.38%, 2/23/09 (l)	4,996,192	4,996,192
Merrill Lynch Mortgage Capital, Inc. 5.54%, 4/05/07 (l)	10,000,000	10,000,000
Monumental Global Funding II 5.40%, 3/26/10 (l)	4,000,000	4,000,000
Natexis Banques Populaires N.Y. 5.34%, 4/5/07 (l)	13,000,000	13,000,000
New York Life Insurance Co. 5.41%, 6/29/07 (l)	1,000,000	1,000,000
Nomura Securities Co., Ltd., Repurchase Agreement 5.41%, 4/2/07 (r)	55,982,706	55,982,706
Pricoa Global Funding I 5.36%, 5/23/08 (l)	4,000,000	4,000,000
Sun Trust Bank/Atlanta 5.33%, 7/30/07 (l)	8,000,000	8,000,000

Total Short-Term Investments (6.1%) (Amortized Cost $152,833,613)		152,833,613

Total Investments (104.1%) (Cost/Amortized Cost $2,024,038,011)		2,611,582,820
Other Assets Less Liabilities (-4.1%)		(101,992,627)

Net Assets (100%)		$2,509,590,193

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2007, the market value of these securities amounted to $11,778,959 or 0.47% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

At March 31, 2007 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Foreign Currency Sell Contracts
South African Rand, expiring 5/16/07	371,008	$50,597,726	$50,903,888	$(306,162)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$566,561,871
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$612,752,840

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$603,637,705
Aggregate gross unrealized depreciation	(17,445,571)

Net unrealized appreciation	$586,192,134

Federal income tax cost of investments	$2,025,390,686

At March 31, 2007, the Portfolio had loaned securities with a total value of $140,546,314. This was secured by collateral of $152,833,613 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $898 as brokerage commissions with Morgan Stanley & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (37.3%)
Distributors (2.0%)
Li & Fung Ltd	1,034,000	$3,248,826

Diversified Consumer Services (3.5%)
Apollo Group, Inc., Class A*	55,700	2,445,230
ITT Educational Services, Inc.*	21,758	1,773,059
Weight Watchers International, Inc.^	34,307	1,581,210

		5,799,499

Hotels, Restaurants & Leisure (9.3%)
Choice Hotels International, Inc.	46,697	1,654,475
Hilton Hotels Corp.	49,979	1,797,245
Intercontinental Hotels Group plc (ADR)	134,068	3,315,501
Wendy's International, Inc.	125,843	3,938,886
Wynn Resorts Ltd.^	49,983	4,741,387

		15,447,494

Household Durables (2.9%)
Desarrolladora Homex S.A.B. de C.V. (ADR)*^	43,518	2,521,868
NVR, Inc.*^	3,433	2,282,945

		4,804,813

Internet & Catalog Retail (4.1%)
Amazon.com, Inc.*^	124,918	4,970,487
Expedia, Inc.*	75,619	1,752,849

		6,723,336

Media (8.6%)
Aeroplan Income Fund	261,184	4,411,510
Focus Media Holding Ltd. (ADR)*	24,252	1,902,812
Grupo Televisa S.A. (ADR)	188,029	5,603,264
Lamar Advertising Co., Class A^	38,420	2,419,307

		14,336,893

Specialty Retail (6.9%)
Abercrombie & Fitch Co.	64,573	4,886,885
AutoZone, Inc.*	25,791	3,304,859
PetSmart, Inc.	47,677	1,571,434
Urban Outfitters, Inc.*^	63,628	1,686,778

		11,449,956

Total Consumer Discretionary		61,810,817

Energy (7.2%)
Oil, Gas & Consumable Fuels (7.2%)
Southwestern Energy Co.*^	107,833	4,418,997
Ultra Petroleum Corp.*^	140,387	7,458,761

Total Energy		11,877,758

Financials (10.5%)
Capital Markets (3.5%)
Calamos Asset Management, Inc., Class A^	102,956	2,297,978
Fortress Investment Group LLC^	6,595	189,144
Janus Capital Group, Inc.^	157,159	3,286,195

		5,773,317

Diversified Financial Services (1.5%)
Leucadia National Corp.^	85,300	2,509,526

Insurance (2.4%)
Alleghany Corp.*^	6,306	2,355,787
Brown & Brown, Inc.	57,825	1,562,431

		3,918,218

Real Estate Management & Development (1.7%)
Forest City Enterprises, Inc., Class A	17,319	1,146,172
St. Joe Co.^	30,572	1,599,221

		2,745,393

Thrifts & Mortgage Finance (1.4%)
People's Bank/Connecticut^	53,490	$2,374,956

Total Financials		17,321,410

Health Care (5.0%)
Health Care Equipment & Supplies (2.7%)
Dade Behring Holdings, Inc.	102,744	4,505,324

Life Sciences Tools & Services (2.3%)
Techne Corp.*^	67,308	3,843,287

Total Health Care		8,348,611

Industrials (17.1%)
Air Freight & Logistics (5.4%)
CH Robinson Worldwide, Inc.	104,111	4,971,300
Expeditors International of Washington, Inc.	96,247	3,976,926

		8,948,226

Commercial Services & Supplies (10.3%)
ChoicePoint, Inc.*	78,656	2,944,094
Corporate Executive Board Co.	78,367	5,952,757
Monster Worldwide, Inc.*	101,131	4,790,576
Stericycle, Inc.*^	40,276	3,282,494

		16,969,921

Machinery (1.4%)
Pentair, Inc.	76,397	2,380,531

Total Industrials		28,298,678

Information Technology (9.8%)
Internet Software & Services (4.7%)
Baidu.com (Sponsored ADR)*^	18,794	1,814,561
Equinix, Inc.*^	28,421	2,433,690
NHN Corp.*	11,219	1,645,644
Tencent Holdings Ltd	583,000	1,902,669

		7,796,564

IT Services (2.3%)
Iron Mountain, Inc.*	144,057	3,764,210

Semiconductors & Semiconductor Equipment (1.2%)
Tessera Technologies, Inc.*^	52,237	2,075,898

Software (1.6%)
Salesforce.com, Inc.*	60,193	2,577,464

Total Information Technology		16,214,136

Materials (4.7%)
Chemicals (1.1%)
Cabot Corp.	38,510	1,838,082

Construction Materials (1.5%)
Texas Industries, Inc.^	31,663	2,391,506

Metals & Mining (1.2%)
Chaparral Steel Co.^	35,044	2,038,510

Paper & Forest Products (0.9%)
MeadWestvaco Corp.	50,161	1,546,965

Total Materials		7,815,063

Telecommunication Services (5.2%)
Wireless Telecommunication Services (5.2%)
Crown Castle International Corp.*	98,428	3,162,492
NII Holdings, Inc.*	74,447	5,522,478

Total Telecommunication Services		8,684,970

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (1.0%)
Gas Utilities (1.0%)
Questar Corp.	18,936	$1,689,281

Total Utilities		1,689,281

Total Common Stocks (97.8%) (Cost $152,417,165)		162,060,724

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (23.4%)
American Express Credit Corp.
5.32%, 6/12/07 (l)	$1,000,000	1,000,000
CIC N.Y.
5.34%, 5/29/07 (l)	1,000,000	1,000,000
Deutsche Bank AG/London
5.34%, 8/20/07 (l)	1,000,000	1,000,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	2,000,000	2,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	31,484,241	31,484,241
Park Sienna LLC
5.30%, 5/4/07	1,189,500	1,189,500
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	1,000,000	1,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		38,673,741

Time Deposit (3.1%)
JPMorgan Chase Nassau
4.79%, 4/2/07	$5,149,081	$5,149,081

Total Short-Term Investments (26.5%) (Amortized Cost $43,822,822)		43,822,822

Total Investments (124.3%) (Cost/Amortized Cost $196,239,987)		205,883,546
Other Assets Less Liabilities (-24.3%)		(40,201,741)

Net Assets (100%)		$165,681,805

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$44,472,726
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$18,366,710

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,844,730
Aggregate gross unrealized depreciation	(4,330,666)

Net unrealized appreciation	$9,514,064

Federal income tax cost of investments	$196,369,482

At March 31, 2007, the Portfolio had loaned securities with a total value of $37,872,888. This was secured by collateral of $38,673,741 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2007, the Portfolio incurred approximately $330 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.6%)
Diversified Consumer Services (3.0%)
Corinthian Colleges, Inc.*	46,500	$639,375
Jackson Hewitt Tax Service, Inc.	22,800	733,704
Laureate Education, Inc.*	10,190	600,904
Strayer Education, Inc.^	14,800	1,850,000

		3,823,983

Hotels, Restaurants & Leisure (4.9%)
California Pizza Kitchen, Inc.*^	24,758	814,291
Gaylord Entertainment Co.*	16,613	878,329
Great Wolf Resorts, Inc.*^	109,700	1,451,331
Orient-Express Hotels Ltd., Class A	8,127	486,157
Red Lion Hotels Corp.*	43,350	539,274
Ruth's Chris Steak House*^	43,600	887,696
Town Sports International Holdings, Inc.*^	57,904	1,262,307

		6,319,385

Internet & Catalog Retail (8.5%)
Blue Nile, Inc.*^	19,800	805,068
GSI Commerce, Inc.*^	53,000	1,197,270
NutriSystem, Inc.*^	13,600	712,776
Priceline.com, Inc.*^	71,004	3,781,673
Shutterfly, Inc.*^	86,044	1,380,146
VistaPrint Ltd.*^	77,723	2,976,791

		10,853,724

Media (0.9%)
Lodgenet Entertainment Corp.*	36,000	1,105,920

Specialty Retail (1.3%)
Childrens Place Retail Stores, Inc.*	17,000	947,920
Coldwater Creek, Inc.*	16,100	326,508
Zumiez, Inc.*^	9,200	369,104

		1,643,532

Textiles, Apparel & Luxury Goods (1.0%)
G-lII Apparel Group Ltd.*^	32,350	616,268
Oxford Industries, Inc.^	12,900	637,776

		1,254,044

Total Consumer Discretionary		25,000,588

Energy (2.7%)
Energy Equipment & Services (1.2%)
Tetra Technologies, Inc.*	65,300	1,613,563

Oil, Gas & Consumable Fuels (1.5%)
PetroHawk Energy Corp.*	86,855	1,143,880
VENOCO, Inc.*^	42,100	751,906

		1,895,786

Total Energy		3,509,349

Financials (3.4%)
Capital Markets (1.0%)
FCStone Group, Inc.*	3,300	123,156
HFF, Inc., Class A*	43,150	647,250
Investment Technology Group, Inc.*	12,200	478,240

		1,248,646

Commercial Banks (0.5%)
Western Alliance Bancorp*^	18,600	577,344

Insurance (1.9%)
First Mercury Financial Corp.*	37,100	762,405
Navigators Group, Inc.*^	16,794	842,555
Tower Group, Inc.^	27,100	873,162

		2,478,122

Total Financials		4,304,112

Health Care (18.2%)
Health Care Equipment & Supplies (8.7%)
American Medical Systems Holdings, Inc.*^	89,500	$1,894,715
DJO, Inc.*	66,787	2,531,227
Inverness Medical Innovations, Inc.*^	22,250	974,105
Kyphon, Inc.*^	56,894	2,568,195
Northstar Neuroscience, Inc.*^	46,561	595,981
SenoRx, Inc.*	39,850	326,372
Spectranetics Corp.*^	75,433	807,133
Stereotaxis, Inc.*	44,148	525,361
Symmetry Medical, Inc.*	52,800	862,224

		11,085,313

Health Care Providers & Services (4.4%)
inVentiv Health, Inc.*	71,283	2,729,426
PSS World Medical, Inc.*^	72,139	1,525,019
Psychiatric Solutions, Inc.*	18,000	725,580
Radiation Therapy Services, Inc.*^	20,000	612,800

		5,592,825

Health Care Technology (0.7%)
TriZetto Group, Inc.*	44,600	892,446

Life Sciences Tools & Services (1.6%)
Caliper Life Sciences, Inc.*^	93,698	529,394
Exelixis, Inc.*^	93,873	933,097
Nektar Therapeutics*^	52,200	681,732

		2,144,223

Pharmaceuticals (2.8%)
Medicines Co.*	31,000	777,480
MGI Pharma, Inc.*^	44,400	997,668
Sciele Pharma, Inc.*^	75,700	1,792,576

		3,567,724

Total Health Care		23,282,531

Industrials (20.0%)
Airlines (0.6%)
Airtran Holdings, Inc.*^	74,000	759,980

Commercial Services & Supplies (10.3%)
Advisory Board Co.*^	26,239	1,328,218
FTI Consulting, Inc.*	68,600	2,304,274
Huron Consulting Group, Inc.*^	13,058	794,449
IHS, Inc., Class A*	31,500	1,294,965
Innerworkings, Inc.*^	80,155	945,829
On Assignment, Inc.*^	133,781	1,660,222
Resources Connection, Inc.*^	101,131	3,235,181
Taleo Corp., Class A*	97,381	1,614,577

		13,177,715

Machinery (5.2%)
Actuant Corp., Class A^	24,489	1,243,061
Barnes Group, Inc.^	40,200	925,002
Gardner Denver, Inc.*	89,228	3,109,596
Kaydon Corp.^	30,600	1,302,336

		6,579,995

Trading Companies & Distributors (3.9%)
Houston Wire & Cable Co.*^	80,950	2,268,219
Interline Brands, Inc.*^	86,300	1,891,696
Williams Scotsman International, Inc.*^	44,750	879,785

		5,039,700

Total Industrials		25,557,390

Information Technology (28.4%)
Communications Equipment (2.6%)
Ixia*^	202,081	1,879,353
Orbcomm, Inc.*^	64,000	816,000
Packeteer, Inc.*^	54,500	676,890

		3,372,243

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment & Instruments (0.8%)
Universal Display Corp.*^	66,498	$1,003,455

Internet Software & Services (10.5%)
24/7 Real Media, Inc.*^	134,700	1,081,641
aQuantive, Inc.*^	64,900	1,811,359
Bankrate, Inc.*^	55,700	1,962,868
CNET Networks, Inc.*	101,800	886,678
DealerTrack Holdings, Inc.*^	46,750	1,436,160
Digital River, Inc.*^	15,000	828,750
eCollege.com, Inc.*^	38,000	682,100
Marchex, Inc., Class B^	75,030	1,149,460
SkillSoft plc (ADR)*	330,300	2,761,308
ValueClick, Inc.*	32,695	854,320

		13,454,644

IT Services (7.2%)
Covansys Corp.*	29,000	715,720
Global Cash Access Holdings, Inc.*^	161,500	2,695,435
SI International, Inc.*	73,363	2,106,252
SYKES Enterprises, Inc.*	55,300	1,008,672
Wright Express Corp.*	87,788	2,662,610

		9,188,689

Semiconductors & Semiconductor Equipment (3.5%)
Integrated Device Technology, Inc.*	59,200	912,864
Microsemi Corp.*^	122,600	2,551,306
Silicon Laboratories, Inc.*	31,532	943,437

		4,407,607

Software (3.8%)
Double-Take Software, Inc.*	55,197	745,712
Epicor Software Corp.*^	69,600	968,136
Lawson Software, Inc.*^	141,800	1,147,162
Secure Computing Corp.*^	124,623	959,597
Transaction Systems Architects, Inc.*^	30,900	1,000,851

		4,821,458

Total Information Technology		36,248,096

Telecommunication Services (4.0%)
Diversified Telecommunication Services (3.3%)
Cbeyond, Inc.*^	45,689	1,340,059
Cogent Communications Group, Inc.*	38,600	912,118
NeuStar, Inc., Class A*	68,125	1,937,475

		4,189,652

Wireless Telecommunication Services (0.7%)
Dobson Communications Corp., Class A*	113,100	971,529

Total Telecommunication Services		5,161,181

Total Common Stocks (96.3%) (Cost $113,998,288)		123,063,247

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (31.8%)
CDC Financial Products, Inc.
5.49%, 5/30/07 (l)	$1,000,000	$1,000,000
CIC N.Y.
5.34%, 5/29/07 (l)	1,000,000	1,000,000
Deutsche Bank AG/London
5.34%, 7/31/07 (l)	1,000,000	1,000,000
5.34%, 8/20/07 (l)	1,500,000	1,500,000
Natexis Banques Populaires N.Y.
5.34%, 8/7/07 (l)	2,000,000	2,000,000
Nomura Securities Co., Ltd., Repurchase Agreement
5.41%, 4/2/07 (r)	30,683,699	30,683,699
Park Sienna LLC
5.30%, 5/4/07	1,387,750	1,387,750
Sun Trust Bank/Atlanta
5.33%, 7/30/07 (l)	2,000,000	2,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		40,571,449

Time Deposit (5.1%)
JPMorgan Chase Nassau
4.79%, 4/2/07	6,525,808	6,525,808

Total Short-Term Investments (36.9%) (Amortized Cost $47,097,257)		47,097,257

Total Investments (133.2%) (Cost/Amortized Cost $161,095,545)		170,160,504
Other Assets Less Liabilities (-33.2%)		(42,445,440)

Net Assets (100%)		$127,715,064

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2007.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2007 (Unaudited)

Investment security transactions for the three months ended March 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$51,811,581
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$31,441,448

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,670,803
Aggregate gross unrealized depreciation	(2,213,030)

Net unrealized appreciation	$8,457,773

Federal income tax cost of investments	$161,702,731

At March 31, 2007, the Portfolio had loaned securities with a total value of $39,999,564. This was secured by collateral of $40,571,449 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2007 (Unaudited)

Note 1 Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company with fifty-nine diversified portfolios and four non-diversified portfolios (each a “Portfolio”). The non-diversified Portfolios are: EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/Small Cap Value Portfolio, EQ/Marsico Focus Portfolio, and the EQ/Legg Mason Value Equity Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The EQ/Enterprise Moderate Allocation Portfolio is a type of mutual fund often described as “fund of funds.” The Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable.

The EQ/International ETF Portfolio is a “fund of funds” mutual fund. The Portfolio pursues its investment objective by investing exclusively in other investment companies.

The EQ/Small Company Growth Portfolio and the EQ/Small Cap Value Portfolio employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for their Portfolios.

The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the three months ended March 31, 2007, the Trust had Class IB shares outstanding for each Portfolio except for the EQ/Government Securities Portfolio. In addition, as of and during the three months ended March 31, 2007, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for EQ/Boston Advisors Equity Income Portfolio and EQ/Montag & Caldwell Growth Portfolio. AXA Equitable is the primary shareholder of Class IA shares for EQ/International

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2007 (Unaudited)

ETF Portfolio, EQ/Oppenheimer Global Portfolio, EQ/Oppenheimer Main Street Opportunity Portfolio, and the EQ/Oppenheimer Main Street Small Cap Portfolio.

The investment objectives of each Portfolio are as follows:

EQ/Enterprise Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/International ETF Portfolio — Seeks long-term capital appreciation.

EQ/AllianceBernstein Common Stock Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable)) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Growth and Income Portfolio (advised by AllianceBernstein) — Seeks to provide a high total return.

EQ/AllianceBernstein Intermediate Government Securities Portfolio (advised by AllianceBernstein) — Seeks to achieve high current income consistent with relative stability of principal.

EQ/AllianceBernstein International Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Large Cap Growth Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Quality Bond Portfolio (advised by AllianceBernstein) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/AllianceBernstein Small Cap Growth Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Value Portfolio (advised by AllianceBernstein) — Seeks capital appreciation.

EQ/Ariel Appreciation II Portfolio (advised by Ariel Capital Management, LLC) — Seeks long-term capital appreciation.

EQ/AXA Rosenberg Value Long/Short Equity Portfolio (advised by AXA Rosenberg Investment Management LLC) (an affiliate of AXA Equitable) — Seeks to increase value through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.

EQ/Bond Index Portfolio (advised by Standish Mellon Asset Management Company LLC (“Standish”)) — Seeks a total return before expenses that approximates the total return performance of the Lehman Brothers Aggregate Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Lehman Brothers Aggregate Bond Index.

EQ/Boston Advisors Equity Income Portfolio (advised by Boston Advisors, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Bridgeway Capital Management, Inc.) — Seeks long-term capital appreciation.

EQ/Capital Guardian Growth Portfolio (advised by Capital Guardian Trust Company (“Capital Guardian”)) — Seeks long-term growth of capital.

EQ/Capital Guardian International Portfolio (advised by Capital Guardian) — To achieve long-term growth of capital.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2007 (Unaudited)

EQ/Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Caywood-Scholl High Yield Bond Portfolio (advised by Caywood-Scholl Capital Management) — Seeks to maximize current income.

EQ/Davis New York Venture Portfolio (advised by Davis Selected Advisers, L.P.) — Seeks long-term growth of capital.

EQ/Equity 500 Index Portfolio (advised by AllianceBernstein) — Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Evergreen International Bond Portfolio (advised by Evergreen Investment Management Company, LLC (“Evergreen”)) — Seeks capital growth and current income.

EQ/Evergreen Omega Portfolio (advised by Evergreen) — Seeks long-term capital growth.

EQ/FI Mid Cap Portfolio (advised by Fidelity Management & Research Company (“FMR”)) — Seeks long-term growth of capital.

EQ/FI Mid Cap Value Portfolio (advised by FMR) — Seeks long-term capital appreciation.

EQ/Franklin Income Portfolio (advised by Franklin Advisers, Inc.) — Seeks to maximize income while maintaining prospects for capital appreciation.

EQ/Franklin Small Cap Value Portfolio (advised by Franklin Advisory Services, LLC) — Seeks long-term total return.

EQ/GAMCO Mergers and Acquisitions Portfolio (advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

EQ/GAMCO Small Company Value Portfolio (advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/Government Securities Portfolio (advised by BlackRock Financial Management, Inc. (“BlackRock”)) — Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

EQ/International Growth Portfolio (advised by MFS Investment Management (“MFS”)) — Seeks to achieve capital appreciation.

EQ/Janus Large Cap Growth Portfolio (advised by Janus Capital Management LLC) — Seeks long-term growth of capital.

EQ/JPMorgan Core Bond Portfolio (advised by J.P. Morgan Investment Management Inc. (“JPMorgan”)) — Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

EQ/JPMorgan Value Opportunities Portfolio (advised by JPMorgan) — Long-term capital appreciation.

EQ/Legg Mason Value Equity Portfolio (advised by Legg Mason Capital Management, Inc.) — Seeks long-term growth of capital.

EQ/Long Term Bond Portfolio (advised by BlackRock) — Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

EQ/Lord Abbett Growth and Income Portfolio (advised by Lord, Abbett & Co. LLC (“Lord Abbett”)) — Capital appreciation and growth of income without excessive fluctuation in market value.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2007 (Unaudited)

EQ/Lord Abbett Large Cap Core Portfolio (advised by Lord Abbett) — Capital appreciation and growth of income with reasonable risk.

EQ/Lord Abbett Mid Cap Value Portfolio (advised by Lord Abbett) — Capital appreciation.

EQ/Marsico Focus Portfolio (advised by Marsico Capital Management, LLC) — Seeks long-term growth of capital.

EQ/Mercury Basic Value Equity Portfolio (advised by BlackRock Investment Management LLC) — Seeks capital appreciation and, secondarily, income.

EQ/Mercury International Value Portfolio (advised by BlackRock Investment Management International Limited) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

EQ/MFS Emerging Growth Companies Portfolio (advised by MFS) — Seeks to provide long-term capital growth.

EQ/MFS Investors Trust Portfolio (advised by MFS) — Seeks long-term growth of capital with a secondary objective to seek reasonable current income (i.e. moderate income).

EQ/Money Market Portfolio (advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Montag & Caldwell Growth Portfolio (advised by Montag & Caldwell, Inc.) — Seeks to achieve capital appreciation.

EQ/Mutual Shares Portfolio (advised by Franklin Mutual Advisers, LLC) — Seeks capital appreciation which may occasionally be short-term, and, secondarily, income.

EQ/Oppenheimer Global Portfolio (advised by OppenheimerFunds, Inc. (“Oppenheimer”)) — Seeks capital appreciation.

EQ/Oppenheimer Main Street Opportunity Portfolio (advised by Oppenheimer) — Seeks long-term capital appreciation.

EQ/Oppenheimer Main Street Small Cap Portfolio (advised by Oppenheimer) — Seeks capital appreciation.

EQ/PIMCO Real Return Portfolio (advised by Pacific Investment Management Company, LLC) — Seeks maximum real return consistent with preservation of real capital and prudent investment management.

EQ/Short Duration Bond Portfolio (advised by BlackRock) — Seeks current income with reduced volatility of principal.

EQ/Small Cap Value Portfolio (advised by Lazard Asset Management LLC and Franklin Advisory Services, LLC.) — Seeks capital appreciation.

EQ/Small Company Growth Portfolio (advised by Bear Stearns Asset Management Inc., Eagle Asset Management, Inc. (“Eagle”) and Wells Capital Management, Inc. (“Wells”).) — Seeks to achieve capital appreciation.

EQ/Small Company Index Portfolio (advised by AllianceBernstein) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

EQ/TCW Equity Portfolio (advised by TCW Investment Management Company) — Seeks to achieve long-term capital appreciation.

EQ/Templeton Growth Portfolio (advised by Templeton Global Advisors Limited) — Seeks long-term capital growth.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2007 (Unaudited)

EQ/UBS Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Van Kampen Comstock Portfolio (advised by Morgan Stanley Investment Management, Inc. (“MSIM”)) — Capital growth and income.

EQ/Van Kampen Emerging Markets Equity Portfolio (advised by MSIM) — Seeks long-term capital appreciation.

EQ/Van Kampen Mid Cap Growth Portfolio (advised by MSIM) — Capital growth.

EQ/Wells Fargo Montgomery Small Cap Portfolio (advised by Wells) — Seeks long-term capital appreciation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price (except for securities sold short that are valued at the closing price or the mean of the latest available ask and bid price). Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2007 (Unaudited)

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investment securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term investment securities, which mature in more than 60 days are valued at representative quoted prices. The EQ/Money Market Portfolio values all short-term investment securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Trustees.

Investments in the EQ/Enterprise Moderate Allocation Portfolio are valued based on the net asset value per share of each underlying fund which follow the policies as described above.

Investments in the EQ/International ETF Portfolio are valued based on the official closing price of the underlying investment companies on the date of valuation.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2007 (Unaudited)

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through JPMorgan Chase Bank N.A. (“JPMorgan Chase”), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of a Portfolio’s securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan Chase will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan Chase invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At March 31, 2007, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan Chase and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2007 (Unaudited)

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

The AXA Rosenberg Value Long/Short Equity Portfolio engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Portfolio is held by one broker. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions involve risk because the ultimate obligation may exceed the related amount shown in the accompanying Statement of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the

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NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2007 (Unaudited)

futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. Certain Portfolios may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Portfolio under which the parties agree to make payments to each other as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a

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NOTES TO FINANCIAL STATEMENTS — (Concluded)

March 31, 2007 (Unaudited)

swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios had swap contracts outstanding at March 31, 2007.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at March 31, 2007.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Subsequent Events

At a Board meeting held on March 6-7, 2007, the Trustees approved a proposal to add an additional adviser, First International Advisors, LLC (d/b/a Evergreen International Advisors), to the EQ/ Evergreen International Bond Portfolio. The EQ/Evergreen International Bond Portfolio is currently advised by Evergreen Investment Management Company LLC, an affiliate of First International Advisors, LLC and there will be no change in the portfolio managers to the Portfolio. The new adviser began providing advisory services on May 1, 2007.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chairman
May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
May 25, 2007

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer
May 25, 2007